                            VINTAGE XTRA(SM) ANNUITY
                  VINTAGE XTRA (SERIES II)(SM) VARIABLE ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1.  COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Fund BD IV for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.
     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.
     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.
     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.
     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 800-842-9325.

2.  FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may apply.

3.  THE ANNUITY CONTRACT -- THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4.  OTHER INFORMATION -- CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5.  OTHER INFORMATION -- THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                    PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1.  COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Fund BD IV for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.
     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.
     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.
     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.
     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 800-842-9368.

2.  FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions--Premium Tax") or other taxes, which may apply.

3.  THE ANNUITY CONTRACT--THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4.  OTHER INFORMATION--CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5.  OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                DECEMBER 8, 2008


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                 PAGE
                                                                                 ----

THE INSURANCE COMPANY..........................................................     2

PRINCIPAL UNDERWRITER..........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..............................     2

VALUATION OF ASSETS............................................................     4

FEDERAL TAX CONSIDERATIONS.....................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................     8

CONDENSED FINANCIAL INFORMATION--Vintage XTRA..................................     9

CONDENSED FINANCIAL INFORMATION--Vintage Xtra (Series II)......................   160

CONDENSED FINANCIAL INFORMATION--Portfolio Architect XTRA......................   322

FINANCIAL STATEMENTS...........................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

Before December 7, 2007, all Contracts were issued by MetLife Life and Annuity Company of Connecticut ("MLACC"), a stock life insurance company chartered in 1973 in Connecticut. Prior to May 1, 2006, MLACC was known as The Travelers Life and Annuity Company. On December 7, 2007, MLACC, an indirect wholly-owned subsidiary of MetLife, Inc. and a direct wholly-owned subsidiary of the Company, merged with and into the Company. Upon consummation of the merger, MLACC's separate corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including its separate accounts and their assets. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under Contracts initially issued by MLACC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of the Company, and each Owner thereof has become a contract owner of the Company.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. Effective December 8, 2008, the Company combined MetLife of CT Fund BD IV for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                           COMPANY(+)                        DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 62,664,480                           $0

2005............................            $ 90,942,874                           $0


(+)MLACC merged with and into the Company on December 7, 2007. Underwriting commissions paid before that date were paid by MLACC.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                 CONDENSED FINANCIAL INFORMATION -- VINTAGE XTRA

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080            21,186

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                --
                                                       2005      0.777          0.808            26,568
                                                       2004      0.747          0.777            26,582
                                                       2003      0.607          0.747            47,692
                                                       2002      0.884          0.607            66,257
                                                       2001      1.000          0.884            38,368

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.154          1.206                --
                                                       2005      1.121          1.154                --
                                                       2004      1.024          1.121                --
                                                       2003      0.787          1.024                --
                                                       2002      1.000          0.787                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.749          0.733                --
                                                       2005      0.663          0.749           587,791
                                                       2004      0.622          0.663           435,517
                                                       2003      0.512          0.622           526,492
                                                       2002      0.752          0.512           553,711
                                                       2001      1.000          0.752           472,388

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.651           155,396
                                                       2006      1.233          1.461           378,365
                                                       2005      1.098          1.233           362,506
                                                       2004      0.983          1.098           259,242
                                                       2003      0.738          0.983           186,566
                                                       2002      0.879          0.738           225,675
                                                       2001      1.000          0.879            39,649

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.351          1.493           655,341
                                                       2006      1.245          1.351           832,088
                                                       2005      1.089          1.245           817,588
                                                       2004      0.984          1.089           822,055
                                                       2003      0.731          0.984           716,651
                                                       2002      0.983          0.731           665,207
                                                       2001      1.000          0.983           507,376

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.489          1.539           413,323
                                                       2006      1.314          1.489           506,326
                                                       2005      1.261          1.314           593,898
                                                       2004      1.161          1.261           692,311
                                                       2003      0.891          1.161           677,603
                                                       2002      1.109          0.891           637,610
                                                       2001      1.000          1.109           176,771

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.670          0.663                --
                                                       2005      0.576          0.670            61,171
                                                       2004      0.490          0.576             5,194
                                                       2003      0.398          0.490             5,201
                                                       2002      0.540          0.398            73,462
                                                       2001      0.635          0.540            63,779

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.325          3.034                --
                                                       2005      2.204          2.325            68,548
                                                       2004      1.704          2.204            68,141
                                                       2003      1.292          1.704            62,491
                                                       2002      1.256          1.292            39,432
                                                       2001      1.147          1.256             6,450

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                --
                                                       2005      1.207          1.309                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.306          1.456                --
                                                       2005      1.205          1.306            19,564
                                                       2004      1.067          1.205            14,089
                                                       2003      1.000          1.067                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.458          1.686            57,905
                                                       2006      1.328          1.458            25,365
                                                       2005      1.155          1.328            25,383
                                                       2004      1.017          1.155           117,221
                                                       2003      0.805          1.017           114,696
                                                       2002      0.903          0.805            36,293
                                                       2001      1.000          0.903            81,469

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.950          2.213            48,181
                                                       2006      1.763          1.950            38,034
                                                       2005      1.518          1.763            41,237
                                                       2004      1.237          1.518            44,749
                                                       2003      0.909          1.237            53,053
                                                       2002      1.027          0.909            16,792

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.223          1.249           196,279
                                                       2006      1.051          1.223            24,308
                                                       2005      1.028          1.051            25,265

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.924          1.011            90,682
                                                       2006      0.864          0.924            97,574
                                                       2005      0.837          0.864           101,968
                                                       2004      0.763          0.837           106,831
                                                       2003      0.565          0.763           108,362
                                                       2002      0.805          0.565            63,012
                                                       2001      1.000          0.805            11,089

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                --
                                                       2005      1.152          1.253            84,767
                                                       2004      1.039          1.152            61,625
                                                       2003      0.844          1.039            80,317
                                                       2002      1.000          0.844            63,760

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.806          3.556             4,300
                                                       2006      2.226          2.806             6,366
                                                       2005      1.775          2.226                --
                                                       2004      1.446          1.775                --
                                                       2003      1.000          1.446                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.392          1.582           571,459
                                                       2006      1.165          1.392           629,814
                                                       2005      1.074          1.165           643,897
                                                       2004      0.921          1.074           490,264
                                                       2003      0.708          0.921           362,736
                                                       2002      0.883          0.708           363,371
                                                       2001      1.000          0.883           372,306

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.258          1.508                --
                                                       2005      1.174          1.258            22,978
                                                       2004      1.028          1.174                --
                                                       2003      0.791          1.028                --
                                                       2002      0.980          0.791                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.548          0.657                --
                                                       2006      0.492          0.548                --
                                                       2005      0.446          0.492                --
                                                       2004      0.376          0.446             4,188
                                                       2003      0.283          0.376             4,654
                                                       2002      0.401          0.283             5,449
                                                       2001      1.000          0.401            37,119

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                --
                                                       2005      1.508          1.544             3,347
                                                       2004      1.334          1.508            65,979
                                                       2003      1.000          1.334            62,628

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.952          1.013                --
                                                       2006      0.901          0.952                --
                                                       2005      0.861          0.901                --
                                                       2004      0.851          0.861                --
                                                       2003      0.644          0.851                --
                                                       2002      0.893          0.644                --
                                                       2001      1.000          0.893                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.456          1.455           373,650
                                                       2006      1.360          1.456           405,494
                                                       2005      1.238          1.360           451,277
                                                       2004      1.144          1.238           557,887
                                                       2003      0.864          1.144           580,565
                                                       2002      1.304          0.864           639,967
                                                       2001      1.000          1.304           665,934

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.197          1.277            52,880
                                                       2006      1.060          1.197            53,599
                                                       2005      1.032          1.060            54,396
                                                       2004      0.964          1.032            80,910
                                                       2003      0.787          0.964            83,342
                                                       2002      0.969          0.787            81,729
                                                       2001      1.000          0.969            67,228

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.660          1.657            36,352

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.436          1.489           129,910
                                                       2006      1.321          1.436           131,093
                                                       2005      1.287          1.321           133,427
                                                       2004      1.245          1.287           133,489
                                                       2003      1.038          1.245           128,703
                                                       2002      1.000          1.038            11,625

  LMPVET Capital Subaccount (10/02)..................  2007      1.668          1.672            37,712
                                                       2006      1.492          1.668            40,543
                                                       2005      1.440          1.492            40,543
                                                       2004      1.372          1.440            21,787
                                                       2003      1.061          1.372                --
                                                       2002      1.000          1.061                --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.916          0.960             6,000
                                                       2006      0.789          0.916             6,007
                                                       2005      0.804          0.789             6,016
                                                       2004      0.790          0.804             6,025
                                                       2003      0.650          0.790            26,689
                                                       2002      0.893          0.650            27,520
                                                       2001      1.000          0.893            18,613

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.994          1.026            49,310
                                                       2006      0.877          0.994            69,147
                                                       2005      0.855          0.877            67,852
                                                       2004      0.788          0.855           135,502
                                                       2003      0.627          0.788           143,048
                                                       2002      0.820          0.627            50,016
                                                       2001      1.000          0.820            18,820

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.549          1.544           469,731
                                                       2006      1.348          1.549           319,625
                                                       2005      1.307          1.348           392,782
                                                       2004      1.227          1.307           520,325
                                                       2003      0.899          1.227           514,487
                                                       2002      1.161          0.899           537,929
                                                       2001      1.000          1.161           394,244

  LMPVET Global Equity Subaccount (10/02)............  2007      1.793          1.851                --
                                                       2006      1.582          1.793            13,368
                                                       2005      1.508          1.582            13,393
                                                       2004      1.390          1.508            13,419
                                                       2003      1.074          1.390            13,448
                                                       2002      1.000          1.074                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      0.907          0.949            20,489
                                                       2006      0.732          0.907            22,807
                                                       2005      0.666          0.732            22,817
                                                       2004      0.574          0.666            22,828
                                                       2003      0.458          0.574            22,840
                                                       2002      0.626          0.458            22,854
                                                       2001      1.000          0.626            18,316

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.421          1.453           192,644
                                                       2006      1.221          1.421           228,253
                                                       2005      1.165          1.221           227,875
                                                       2004      1.072          1.165           243,422
                                                       2003      0.823          1.072           295,422
                                                       2002      1.087          0.823           166,026
                                                       2001      1.000          1.087           118,438

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      0.975          1.010           132,422
                                                       2006      0.947          0.975           185,933
                                                       2005      0.915          0.947           290,684
                                                       2004      0.926          0.915           280,446
                                                       2003      0.638          0.926           304,246
                                                       2002      0.861          0.638           314,292
                                                       2001      1.000          0.861           261,322

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.598          1.685            93,475
                                                       2006      1.414          1.598           116,456
                                                       2005      1.327          1.414           117,120
                                                       2004      1.221          1.327           139,054
                                                       2003      0.956          1.221           140,986
                                                       2002      1.201          0.956           170,504
                                                       2001      1.000          1.201           116,293

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.605          1.635                --
                                                       2006      1.453          1.605            36,352
                                                       2005      1.425          1.453            36,352
                                                       2004      1.357          1.425            26,947
                                                       2003      1.069          1.357                --
                                                       2002      1.000          1.069                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.559          1.688            14,594
                                                       2006      1.405          1.559            14,568
                                                       2005      1.361          1.405            15,629
                                                       2004      1.201          1.361            15,192
                                                       2003      0.820          1.201            13,436
                                                       2002      1.276          0.820            28,961
                                                       2001      1.000          1.276            15,650

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.026          1.024            55,141
                                                       2006      1.002          1.026            59,269
                                                       2005      0.994          1.002            59,269
                                                       2004      0.999          0.994                --
                                                       2003      1.000          0.999                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.284          1.288            78,704
                                                       2006      1.238          1.284           111,510
                                                       2005      1.226          1.238           117,393
                                                       2004      1.167          1.226           143,956
                                                       2003      1.061          1.167           138,958
                                                       2002      1.029          1.061            71,933
                                                       2001      1.000          1.029            19,815

  LMPVIT High Income Subaccount (11/99)..............  2007      1.249          1.233           236,204
                                                       2006      1.144          1.249           254,864
                                                       2005      1.133          1.144           257,876
                                                       2004      1.042          1.133           374,788
                                                       2003      0.830          1.042           443,505
                                                       2002      0.872          0.830           533,727
                                                       2001      1.000          0.872           245,081

  LMPVIT Money Market Subaccount (11/99).............  2007      1.097          1.132            43,161
                                                       2006      1.065          1.097            47,640
                                                       2005      1.052          1.065            50,261
                                                       2004      1.060          1.052            50,303
                                                       2003      1.070          1.060            50,347
                                                       2002      1.074          1.070           261,045
                                                       2001      1.000          1.074           429,755

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.259          1.344                --
                                                       2006      1.134          1.259             4,251
                                                       2005      1.098          1.134             4,254
                                                       2004      0.965          1.098            31,381
                                                       2003      0.691          0.965            37,499
                                                       2002      0.944          0.691            29,678
                                                       2001      1.000          0.944            13,580

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.546          1.622                --
                                                       2006      1.330          1.546           389,440
                                                       2005      1.299          1.330           318,767
                                                       2004      1.219          1.299           364,905
                                                       2003      0.891          1.219           390,414
                                                       2002      1.208          0.891           338,073
                                                       2001      1.000          1.208           267,374

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.233          1.296                --
                                                       2006      1.059          1.233           106,014
                                                       2005      1.010          1.059           115,169
                                                       2004      0.928          1.010           130,827
                                                       2003      0.739          0.928           143,039
                                                       2002      1.007          0.739           159,945
                                                       2001      1.000          1.007           133,560

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                --
                                                       2006      1.400          1.616                --
                                                       2005      1.378          1.400                --
                                                       2004      1.243          1.378                --
                                                       2003      1.000          1.243                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                --
                                                       2006      1.636          1.807            51,049
                                                       2005      1.536          1.636            64,733
                                                       2004      1.258          1.536            50,181
                                                       2003      1.000          1.258            44,319

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.002          1.051                --
                                                       2006      0.947          1.002            35,730

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.042          1.050            35,490

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.355          1.321             5,535
                                                       2006      1.271          1.355                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.152          1.124         1,648,075
                                                       2006      1.046          1.152         1,554,940

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.680          0.872           165,196
                                                       2006      0.663          0.680            64,705

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.284          1.138             1,213

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.076          1.098            86,698
                                                       2006      1.001          1.076           126,066

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.061            18,144
                                                       2006      1.015          1.072                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.971          1.069                --
                                                       2006      0.982          0.971                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.298          1.423                --
                                                       2006      1.307          1.298                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.500          1.575            40,893

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.402          1.485            10,677
                                                       2006      1.269          1.402                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.023            68,018
                                                       2006      1.003          1.220           201,566

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.144          1.211            79,484

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.582          1.634                --
                                                       2006      1.471          1.582                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                --
                                                       2006      1.118          1.177                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.455          1.526            30,308
                                                       2006      1.404          1.455            54,184

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.029          0.982            41,406
                                                       2006      1.003          1.029            33,372

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.588          0.697           133,836
                                                       2006      0.603          0.588           166,896

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.242          1.297            32,624
                                                       2006      1.196          1.242            65,987

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      0.747          0.735            51,129
                                                       2006      0.727          0.747            51,444

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.844          0.863           187,810
                                                       2006      0.832          0.844           214,405

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.364          1.397           126,317
                                                       2006      1.330          1.364           177,571

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077                --
                                                       2006      1.002          1.060                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.083                --
                                                       2006      1.001          1.043                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.082           235,067
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.083            67,813
                                                       2006      1.002          1.054            67,850

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.083                --
                                                       2006      1.002          1.059                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.489          1.527           346,080
                                                       2006      1.393          1.489           370,563

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.148           362,118
                                                       2006      0.998          1.069           407,590

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                --
                                                       2006      1.127          1.117             9,383
                                                       2005      1.122          1.127           101,465
                                                       2004      1.046          1.122             9,383
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.241          1.328           256,667
                                                       2006      1.214          1.241           284,670
                                                       2005      1.204          1.214           350,967
                                                       2004      1.167          1.204           655,940
                                                       2003      1.129          1.167           668,500
                                                       2002      1.051          1.129           428,795
                                                       2001      1.000          1.051           133,797

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.885          0.961            11,352
                                                       2006      0.810          0.885            11,362
                                                       2005      0.767          0.810            11,374
                                                       2004      0.724          0.767            11,387
                                                       2003      0.558          0.724            34,347
                                                       2002      0.805          0.558            35,744
                                                       2001      1.000          0.805            20,652

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                --
                                                       2006      1.108          1.393           114,334
                                                       2005      1.003          1.108            13,188
                                                       2004      0.877          1.003            13,200
                                                       2003      0.694          0.877            12,398
                                                       2002      0.856          0.694            12,408
                                                       2001      1.000          0.856            12,419

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                --
                                                       2006      1.685          1.945            92,301
                                                       2005      1.599          1.685           120,081
                                                       2004      1.288          1.599            62,695
                                                       2003      0.874          1.288            65,416
                                                       2002      1.087          0.874            99,145
                                                       2001      1.000          1.087            19,095

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                --
                                                       2005      0.862          0.923                --
                                                       2004      0.823          0.862                --
                                                       2003      0.646          0.823            19,478
                                                       2002      0.863          0.646                --
                                                       2001      1.000          0.863                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.266          1.330                --
                                                       2005      1.231          1.266           206,627
                                                       2004      1.138          1.231           220,797
                                                       2003      0.882          1.138           263,231
                                                       2002      1.041          0.882           179,228
                                                       2001      1.000          1.041           147,790

  Travelers Large Cap Subaccount (11/99).............  2006      0.808          0.832                --
                                                       2005      0.755          0.808           172,921
                                                       2004      0.720          0.755           180,057
                                                       2003      0.587          0.720           179,411
                                                       2002      0.773          0.587           177,655
                                                       2001      1.000          0.773           129,126

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.007          1.077                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                --
                                                       2005      1.000          1.031                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                --
                                                       2005      0.999          1.065                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.058                --
                                                       2005      1.008          1.037                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.208          1.196                --
                                                       2005      1.211          1.208            71,559
                                                       2004      1.196          1.211            79,135
                                                       2003      1.121          1.196            82,468
                                                       2002      1.115          1.121            92,965
                                                       2001      1.000          1.115            49,595

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.891          0.947                --
                                                       2005      0.808          0.891            18,532
                                                       2004      0.709          0.808            19,382
                                                       2003      0.594          0.709            19,501
                                                       2002      0.807          0.594            18,731
                                                       2001      1.000          0.807            60,196

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.569          0.603                --
                                                       2005      0.561          0.569           164,440
                                                       2004      0.500          0.561            43,464
                                                       2003      0.371          0.500            39,281
                                                       2002      0.736          0.371            34,171
                                                       2001      0.849          0.736            29,507

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.350          1.393                --
                                                       2005      1.332          1.350           503,733
                                                       2004      1.214          1.332           536,015
                                                       2003      1.059          1.214           539,413
                                                       2002      1.136          1.059           498,176
                                                       2001      1.000          1.136           418,483

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.174          1.269                --
                                                       2005      1.121          1.174                --
                                                       2004      0.994          1.121                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.912          1.048                --
                                                       2005      0.846          0.912            23,507
                                                       2004      0.743          0.846            23,976
                                                       2003      0.587          0.743            24,841
                                                       2002      0.685          0.587            25,850
                                                       2001      0.893          0.685            25,867

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                --
                                                       2005      1.329          1.386                --
                                                       2004      1.215          1.329                --
                                                       2003      1.000          1.215                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.390          1.404                --
                                                       2005      1.363          1.390            72,521
                                                       2004      1.248          1.363            15,251
                                                       2003      1.061          1.248            25,250
                                                       2002      1.018          1.061            27,197
                                                       2001      1.033          1.018             8,403

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.734          0.766                --
                                                       2005      0.731          0.734            58,711
                                                       2004      0.674          0.731            95,314
                                                       2003      0.517          0.674           219,977
                                                       2002      0.790          0.517           213,950
                                                       2001      1.000          0.790           300,275

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.136          1.307                --
                                                       2005      1.032          1.136                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.701          0.727                --
                                                       2005      0.660          0.701            51,456
                                                       2004      0.646          0.660            51,474
                                                       2003      0.522          0.646            51,815
                                                       2002      0.752          0.522            53,325
                                                       2001      1.000          0.752            74,568

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      0.785          0.903           257,998
                                                       2006      0.775          0.785           258,010
                                                       2005      0.730          0.775           274,148
                                                       2004      0.693          0.730           274,208
                                                       2003      0.553          0.693           393,232
                                                       2002      0.832          0.553           393,325
                                                       2001      1.000          0.832           422,164




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                 --
                                                       2006      1.000          1.080            317,819

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                 --
                                                       2005      0.777          0.808            612,796
                                                       2004      0.747          0.777            622,723
                                                       2003      0.607          0.747            669,878
                                                       2002      0.884          0.607            647,408
                                                       2001      1.000          0.884            672,046

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.154          1.206                 --
                                                       2005      1.121          1.154            674,921
                                                       2004      1.024          1.121            683,668
                                                       2003      0.787          1.024            644,830
                                                       2002      1.000          0.787            210,350

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.747          0.730                 --
                                                       2005      0.661          0.747         14,626,122
                                                       2004      0.620          0.661         17,458,468
                                                       2003      0.511          0.620         20,231,448
                                                       2002      0.750          0.511         23,790,186
                                                       2001      0.923          0.750         29,036,887
                                                       2000      1.127          0.923         28,034,507
                                                       1999      1.000          1.127          5,273,207

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.457          1.647         19,183,765
                                                       2006      1.229          1.457         19,776,634
                                                       2005      1.095          1.229         19,285,993
                                                       2004      0.980          1.095         19,534,649
                                                       2003      0.736          0.980         19,281,519
                                                       2002      0.877          0.736         18,146,401
                                                       2001      1.039          0.877         18,176,320
                                                       2000      1.301          1.039         17,191,023
                                                       1999      1.000          1.301          1,335,904

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.347          1.489         30,203,794
                                                       2006      1.242          1.347         33,918,597
                                                       2005      1.086          1.242         36,160,240
                                                       2004      0.981          1.086         37,953,580
                                                       2003      0.728          0.981         39,131,474
                                                       2002      0.980          0.728         37,722,692
                                                       2001      1.217          0.980         38,023,813
                                                       2000      1.183          1.217         27,954,276
                                                       1999      1.000          1.183          4,513,981

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.485          1.535         26,356,379
                                                       2006      1.310          1.485         29,002,433
                                                       2005      1.258          1.310         30,202,180
                                                       2004      1.158          1.258         31,453,754
                                                       2003      0.888          1.158         31,844,180
                                                       2002      1.105          0.888         29,371,372
                                                       2001      1.095          1.105         27,111,322
                                                       2000      1.031          1.095         18,696,964
                                                       1999      1.000          1.031          2,847,709

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.669          0.662                 --
                                                       2005      0.575          0.669          2,658,924
                                                       2004      0.489          0.575          2,729,895
                                                       2003      0.398          0.489          2,896,937
                                                       2002      0.539          0.398          4,241,626
                                                       2001      0.741          0.539          5,279,528
                                                       2000      0.928          0.741          4,763,562

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.320          3.029                 --
                                                       2005      2.200          2.320            285,298
                                                       2004      1.701          2.200            209,914
                                                       2003      1.290          1.701            223,691
                                                       2002      1.254          1.290            468,581
                                                       2001      1.171          1.254            208,173
                                                       2000      1.042          1.171            156,666

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                 --
                                                       2005      1.207          1.309            213,917
                                                       2004      1.074          1.207             62,688
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.306          1.456                 --
                                                       2005      1.205          1.306            146,198
                                                       2004      1.067          1.205             47,630
                                                       2003      1.000          1.067             15,770

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.454          1.682          8,218,946
                                                       2006      1.324          1.454          8,624,885
                                                       2005      1.151          1.324          9,121,839
                                                       2004      1.014          1.151          8,727,904
                                                       2003      0.803          1.014          8,962,714
                                                       2002      0.901          0.803          9,326,096
                                                       2001      1.045          0.901          9,656,771
                                                       2000      1.138          1.045         10,233,244
                                                       1999      1.000          1.138          3,185,580

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.950          2.213          1,653,101
                                                       2006      1.763          1.950          1,788,070
                                                       2005      1.518          1.763          1,983,789
                                                       2004      1.237          1.518          1,776,115
                                                       2003      0.909          1.237          1,361,791
                                                       2002      1.027          0.909            910,419

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.223          1.249          1,595,696
                                                       2006      1.051          1.223          1,286,694
                                                       2005      1.028          1.051            727,079

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.921          1.009          3,911,725
                                                       2006      0.861          0.921          4,382,956
                                                       2005      0.835          0.861          5,253,374
                                                       2004      0.761          0.835          6,096,216
                                                       2003      0.564          0.761          7,092,605
                                                       2002      0.803          0.564          7,343,903
                                                       2001      0.963          0.803          7,990,242
                                                       2000      1.172          0.963          7,481,600
                                                       1999      1.000          1.172          1,075,985

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                 --
                                                       2005      1.152          1.253          2,085,945
                                                       2004      1.039          1.152          1,872,962
                                                       2003      0.844          1.039          1,312,095
                                                       2002      1.000          0.844            528,176

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.806          3.556          1,067,643
                                                       2006      2.226          2.806          1,367,536
                                                       2005      1.775          2.226            753,422
                                                       2004      1.446          1.775            431,376
                                                       2003      1.000          1.446            176,686

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.388          1.577          6,656,198
                                                       2006      1.162          1.388          7,115,909
                                                       2005      1.071          1.162          6,722,221
                                                       2004      0.918          1.071          6,539,777
                                                       2003      0.706          0.918          6,430,070
                                                       2002      0.881          0.706          6,448,965
                                                       2001      1.065          0.881          6,421,300
                                                       2000      1.109          1.065          4,608,384
                                                       1999      1.000          1.109            940,873

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.258          1.508                 --
                                                       2005      1.174          1.258            903,404
                                                       2004      1.028          1.174            248,943
                                                       2003      0.791          1.028            120,308
                                                       2002      0.980          0.791             31,749

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.547          0.655          4,913,202
                                                       2006      0.491          0.547          4,945,933
                                                       2005      0.445          0.491          5,536,915
                                                       2004      0.375          0.445          6,040,871
                                                       2003      0.283          0.375          6,730,744
                                                       2002      0.400          0.283          7,940,507
                                                       2001      0.673          0.400         11,884,574
                                                       2000      1.000          0.673          9,173,879

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                 --
                                                       2005      1.508          1.544            561,389
                                                       2004      1.334          1.508            364,644
                                                       2003      1.000          1.334            186,971

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.952          1.013                 --
                                                       2006      0.901          0.952            484,010
                                                       2005      0.861          0.901            509,518
                                                       2004      0.851          0.861            613,341
                                                       2003      0.644          0.851            761,598
                                                       2002      0.893          0.644          1,136,435
                                                       2001      1.000          0.893            480,035

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.452          1.451         15,757,776
                                                       2006      1.356          1.452         18,304,360
                                                       2005      1.234          1.356         21,281,918
                                                       2004      1.141          1.234         25,400,804
                                                       2003      0.862          1.141         27,534,631
                                                       2002      1.300          0.862         27,508,553
                                                       2001      1.377          1.300         32,746,985
                                                       2000      1.209          1.377         15,970,239
                                                       1999      1.000          1.209          1,899,455

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.194          1.274          6,321,737
                                                       2006      1.057          1.194          7,080,051
                                                       2005      1.029          1.057          7,772,308
                                                       2004      0.962          1.029          9,010,428
                                                       2003      0.784          0.962          9,470,557
                                                       2002      0.966          0.784          8,688,026
                                                       2001      1.023          0.966          6,870,740
                                                       2000      1.043          1.023          4,390,631
                                                       1999      1.000          1.043          1,032,853

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.660          1.657            455,120

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.436          1.489          1,902,543
                                                       2006      1.321          1.436          2,425,611
                                                       2005      1.287          1.321          3,081,062
                                                       2004      1.245          1.287          3,093,149
                                                       2003      1.038          1.245          2,703,470
                                                       2002      1.000          1.038            371,070

  LMPVET Capital Subaccount (10/02)..................  2007      1.668          1.672          2,268,576
                                                       2006      1.492          1.668          2,874,107
                                                       2005      1.440          1.492          3,922,862
                                                       2004      1.372          1.440          4,804,973
                                                       2003      1.061          1.372          4,292,958
                                                       2002      1.000          1.061            466,163

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.916          0.960            405,510
                                                       2006      0.789          0.916            320,727
                                                       2005      0.804          0.789            349,010
                                                       2004      0.790          0.804            348,769
                                                       2003      0.650          0.790            341,967
                                                       2002      0.893          0.650            229,970
                                                       2001      1.000          0.893            144,460

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.991          1.023          4,836,606
                                                       2006      0.875          0.991          5,326,021
                                                       2005      0.853          0.875          6,345,475
                                                       2004      0.786          0.853          7,817,980
                                                       2003      0.625          0.786          8,846,088
                                                       2002      0.818          0.625          9,715,715
                                                       2001      0.949          0.818          8,473,335
                                                       2000      1.063          0.949          4,565,965
                                                       1999      1.000          1.063          1,331,138

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.545          1.540         13,941,874
                                                       2006      1.344          1.545         10,037,608
                                                       2005      1.304          1.344         11,737,156
                                                       2004      1.224          1.304         14,278,728
                                                       2003      0.897          1.224         15,405,051
                                                       2002      1.158          0.897         15,584,731
                                                       2001      1.243          1.158         11,718,159
                                                       2000      1.048          1.243          2,753,940
                                                       1999      1.000          1.048            193,248

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.793          1.851            243,952
                                                       2006      1.582          1.793            394,191
                                                       2005      1.508          1.582            605,025
                                                       2004      1.390          1.508            578,480
                                                       2003      1.074          1.390            340,044
                                                       2002      1.000          1.074            216,556

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      0.905          0.947          2,612,123
                                                       2006      0.730          0.905          2,987,411
                                                       2005      0.664          0.730          3,163,838
                                                       2004      0.573          0.664          3,979,179
                                                       2003      0.457          0.573          4,545,607
                                                       2002      0.624          0.457          5,451,530
                                                       2001      0.922          0.624          6,861,761
                                                       2000      1.229          0.922          6,991,811
                                                       1999      1.000          1.229            456,157

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.418          1.449          7,892,197
                                                       2006      1.218          1.418          2,786,619
                                                       2005      1.162          1.218          3,326,998
                                                       2004      1.069          1.162          4,126,063
                                                       2003      0.821          1.069          4,429,588
                                                       2002      1.084          0.821          4,799,603
                                                       2001      1.150          1.084          4,504,340
                                                       2000      1.014          1.150          1,547,583
                                                       1999      1.000          1.014            323,132

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      0.972          1.008         11,936,103
                                                       2006      0.945          0.972         13,761,207
                                                       2005      0.912          0.945         15,420,659
                                                       2004      0.924          0.912         18,175,449
                                                       2003      0.636          0.924         19,715,753
                                                       2002      0.859          0.636         19,430,483
                                                       2001      0.998          0.859         20,224,489
                                                       2000      1.090          0.998         15,577,436
                                                       1999      1.000          1.090          2,543,458

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.594          1.680          4,496,464
                                                       2006      1.410          1.594          5,396,803
                                                       2005      1.323          1.410          6,513,491
                                                       2004      1.218          1.323          7,726,947
                                                       2003      0.953          1.218          8,410,792
                                                       2002      1.198          0.953          9,372,595
                                                       2001      1.352          1.198          9,076,242
                                                       2000      1.165          1.352          5,564,635
                                                       1999      1.000          1.165            583,087

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.605          1.635                 --
                                                       2006      1.453          1.605            561,836
                                                       2005      1.425          1.453            470,082
                                                       2004      1.357          1.425            526,905
                                                       2003      1.069          1.357            567,397
                                                       2002      1.000          1.069              9,113

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.555          1.683          1,820,498
                                                       2006      1.401          1.555          1,713,292
                                                       2005      1.357          1.401          2,032,093
                                                       2004      1.198          1.357          2,216,423
                                                       2003      0.817          1.198          2,308,032
                                                       2002      1.272          0.817          2,406,334
                                                       2001      1.394          1.272          2,141,864
                                                       2000      1.213          1.394          1,757,555
                                                       1999      1.000          1.213            334,378

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.026          1.024            439,337
                                                       2006      1.002          1.026            470,841
                                                       2005      0.994          1.002            740,724
                                                       2004      0.999          0.994            307,514
                                                       2003      1.000          0.999                 --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.280          1.285          3,803,238
                                                       2006      1.234          1.280          4,466,449
                                                       2005      1.223          1.234          4,917,449
                                                       2004      1.164          1.223          5,832,423
                                                       2003      1.058          1.164          6,154,468
                                                       2002      1.026          1.058          6,504,597
                                                       2001      1.010          1.026          6,858,336
                                                       2000      0.999          1.010          2,959,211
                                                       1999      1.000          0.999            315,232

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.246          1.230          4,048,393
                                                       2006      1.141          1.246          4,679,569
                                                       2005      1.130          1.141          5,167,125
                                                       2004      1.039          1.130          6,422,403
                                                       2003      0.828          1.039          7,008,707
                                                       2002      0.870          0.828          5,047,118
                                                       2001      0.918          0.870          4,622,624
                                                       2000      1.015          0.918          2,271,887
                                                       1999      1.000          1.015            431,806

  LMPVIT Money Market Subaccount (11/99).............  2007      1.093          1.129         10,271,950
                                                       2006      1.062          1.093          9,887,362
                                                       2005      1.050          1.062          9,651,734
                                                       2004      1.057          1.050         12,246,592
                                                       2003      1.067          1.057         14,812,268
                                                       2002      1.071          1.067         24,649,125
                                                       2001      1.049          1.071         20,703,283
                                                       2000      1.005          1.049          9,983,343
                                                       1999      1.000          1.005          4,261,461

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.259          1.344                 --
                                                       2006      1.134          1.259            484,102
                                                       2005      1.098          1.134            597,003
                                                       2004      0.965          1.098            551,177
                                                       2003      0.691          0.965            647,899
                                                       2002      0.944          0.691            719,832
                                                       2001      1.000          0.944             84,932

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.542          1.618                 --
                                                       2006      1.327          1.542          6,385,593
                                                       2005      1.296          1.327          7,391,810
                                                       2004      1.215          1.296          8,771,738
                                                       2003      0.888          1.215          9,793,869
                                                       2002      1.204          0.888         10,775,602
                                                       2001      1.201          1.204          8,547,628
                                                       2000      1.032          1.201          3,343,972
                                                       1999      1.000          1.032            144,350

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.229          1.292                 --
                                                       2006      1.056          1.229          7,416,823
                                                       2005      1.007          1.056          8,214,230
                                                       2004      0.925          1.007         10,081,023
                                                       2003      0.737          0.925         11,246,174
                                                       2002      1.004          0.737         11,266,892
                                                       2001      1.111          1.004         11,961,528
                                                       2000      0.998          1.111          6,078,392
                                                       1999      1.000          0.998            676,689

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                 --
                                                       2006      1.400          1.616          1,079,868
                                                       2005      1.378          1.400            936,461
                                                       2004      1.243          1.378            809,362
                                                       2003      1.000          1.243            229,799

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                 --
                                                       2006      1.636          1.807          1,240,529
                                                       2005      1.536          1.636          1,372,077
                                                       2004      1.258          1.536            979,299
                                                       2003      1.000          1.258            495,913

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.000          1.048                 --
                                                       2006      0.944          1.000          3,997,351

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.039          1.047          3,293,521

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.355          1.321            253,992
                                                       2006      1.271          1.355            142,969

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.154          1.126              1,296
                                                       2006      1.048          1.154                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.678          0.871          2,241,881
                                                       2006      0.662          0.678          2,168,032

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.284          1.138             62,624

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.076          1.098          3,919,569
                                                       2006      1.001          1.076          3,176,911

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.061          2,319,332
                                                       2006      1.015          1.072            250,296

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.971          1.069            410,332
                                                       2006      0.982          0.971            366,388

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.298          1.423            109,358
                                                       2006      1.307          1.298             76,565

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.500          1.575          1,034,787

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.402          1.485          1,441,798
                                                       2006      1.269          1.402          1,201,313

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.023            928,088
                                                       2006      1.003          1.220          1,148,222

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.144          1.211          1,099,444

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.582          1.634            162,189
                                                       2006      1.471          1.582            131,639

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                 --
                                                       2006      1.118          1.177             40,153

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.452          1.524          1,191,726
                                                       2006      1.402          1.452          1,028,046

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.029          0.982          3,479,210
                                                       2006      1.003          1.029          1,282,676

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.587          0.696          5,379,836
                                                       2006      0.601          0.587          6,129,204

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.238          1.293          3,474,887
                                                       2006      1.193          1.238          3,875,048

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      0.745          0.733          2,747,777
                                                       2006      0.725          0.745          2,486,801

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.841          0.861         10,390,845
                                                       2006      0.830          0.841         12,075,524

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.361          1.394          3,811,702
                                                       2006      1.326          1.361          4,497,198

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077            544,942
                                                       2006      1.002          1.060            486,418

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.083          1,303,744
                                                       2006      1.001          1.043          1,108,097

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.082            682,055
                                                       2006      1.002          1.049            707,013

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.083          1,679,410
                                                       2006      1.002          1.054          1,332,449

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.083          1,343,117
                                                       2006      1.002          1.059          1,135,681

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.485          1.522         12,945,772
                                                       2006      1.389          1.485         14,619,974

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.148          8,030,829
                                                       2006      0.998          1.069          9,371,222

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                 --
                                                       2006      1.127          1.117          1,239,409
                                                       2005      1.122          1.127          1,537,058
                                                       2004      1.046          1.122          1,221,214
                                                       2003      1.000          1.046            462,507

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.241          1.328         12,065,855
                                                       2006      1.214          1.241         13,091,146
                                                       2005      1.204          1.214         14,134,110
                                                       2004      1.167          1.204         14,780,009
                                                       2003      1.129          1.167         16,838,317
                                                       2002      1.051          1.129         18,004,391
                                                       2001      1.000          1.051          4,242,977

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.885          0.961            386,182
                                                       2006      0.810          0.885            214,674
                                                       2005      0.767          0.810            177,501
                                                       2004      0.724          0.767            181,548
                                                       2003      0.558          0.724            175,579
                                                       2002      0.805          0.558            197,673
                                                       2001      1.000          0.805            124,658

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                 --
                                                       2006      1.108          1.393          1,181,497
                                                       2005      1.003          1.108            986,287
                                                       2004      0.877          1.003          1,233,206
                                                       2003      0.694          0.877          1,354,191
                                                       2002      0.856          0.694          1,800,769
                                                       2001      1.000          0.856            749,754

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                 --
                                                       2006      1.685          1.945          1,747,195
                                                       2005      1.599          1.685          2,065,988
                                                       2004      1.288          1.599          1,944,449
                                                       2003      0.874          1.288          1,886,162
                                                       2002      1.087          0.874          2,220,650
                                                       2001      1.000          1.087            839,211

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                 --
                                                       2005      0.862          0.923            425,111
                                                       2004      0.823          0.862            440,180
                                                       2003      0.646          0.823            497,831
                                                       2002      0.863          0.646            355,655
                                                       2001      1.000          0.863            295,944

  Travelers Equity Income Subaccount (11/99).........  2006      1.262          1.326                 --
                                                       2005      1.228          1.262          5,616,164
                                                       2004      1.135          1.228          5,913,660
                                                       2003      0.879          1.135          5,904,217
                                                       2002      1.038          0.879          5,817,969
                                                       2001      1.130          1.038          5,670,567
                                                       2000      1.052          1.130          3,655,356
                                                       1999      1.000          1.052            581,591

  Travelers Large Cap Subaccount (11/99).............  2006      0.805          0.830                 --
                                                       2005      0.753          0.805          4,571,202
                                                       2004      0.718          0.753          5,226,240
                                                       2003      0.585          0.718          5,685,645
                                                       2002      0.771          0.585          5,323,665
                                                       2001      0.947          0.771          6,056,750
                                                       2000      1.125          0.947          4,871,712
                                                       1999      1.000          1.125            715,311

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                 --
                                                       2005      1.007          1.077                 --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                 --
                                                       2005      1.000          1.031            501,967

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                 --
                                                       2005      1.000          1.046            312,286

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                 --
                                                       2005      0.999          1.065            293,220

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.058                 --
                                                       2005      1.008          1.037            642,758

  Travelers Managed Income Subaccount (11/99)........  2006      1.205          1.193                 --
                                                       2005      1.207          1.205          4,916,899
                                                       2004      1.193          1.207          5,275,822
                                                       2003      1.118          1.193          5,866,646
                                                       2002      1.112          1.118          6,368,871
                                                       2001      1.058          1.112          5,448,475
                                                       2000      0.997          1.058          1,590,702
                                                       1999      1.000          0.997            346,462

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.889          0.944                 --
                                                       2005      0.806          0.889          4,211,631
                                                       2004      0.707          0.806          4,709,694
                                                       2003      0.593          0.707          5,233,477
                                                       2002      0.805          0.593          5,820,389
                                                       2001      1.055          0.805          6,519,866
                                                       2000      1.135          1.055          5,293,596
                                                       1999      1.000          1.135            648,369

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.568          0.601                 --
                                                       2005      0.560          0.568          7,662,188
                                                       2004      0.499          0.560          1,478,253
                                                       2003      0.370          0.499          1,596,673
                                                       2002      0.735          0.370          1,768,966
                                                       2001      0.978          0.735          1,549,655
                                                       2000      0.929          0.978            805,876

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.346          1.389                 --
                                                       2005      1.328          1.346         16,014,386
                                                       2004      1.211          1.328         18,088,224
                                                       2003      1.056          1.211         18,653,914
                                                       2002      1.132          1.056         17,726,342
                                                       2001      1.151          1.132         15,105,160
                                                       2000      1.002          1.151          6,755,149
                                                       1999      1.000          1.002            421,734

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.174          1.269                 --
                                                       2005      1.121          1.174            347,774
                                                       2004      0.994          1.121            187,778

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.910          1.046                 --
                                                       2005      0.845          0.910          1,296,681
                                                       2004      0.742          0.845          1,560,195
                                                       2003      0.586          0.742            740,372
                                                       2002      0.684          0.586            456,329
                                                       2001      0.942          0.684            559,918
                                                       2000      0.957          0.942            154,822

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                 --
                                                       2005      1.329          1.386             62,762
                                                       2004      1.215          1.329             61,089
                                                       2003      1.000          1.215             39,407

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                 --
                                                       2005      1.000          1.062             24,552

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.388          1.402                 --
                                                       2005      1.360          1.388            954,234
                                                       2004      1.246          1.360            173,019
                                                       2003      1.059          1.246             70,780
                                                       2002      1.016          1.059             74,246
                                                       2001      0.991          1.016            299,331
                                                       2000      0.994          0.991             74,942

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.732          0.764                 --
                                                       2005      0.729          0.732         10,540,702
                                                       2004      0.672          0.729         12,016,100
                                                       2003      0.515          0.672         13,185,712
                                                       2002      0.788          0.515         14,018,634
                                                       2001      0.925          0.788         18,452,438
                                                       2000      1.149          0.925         15,213,070
                                                       1999      1.000          1.149          2,482,793

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.136          1.307                 --
                                                       2005      1.032          1.136                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                 --
                                                       2005      1.000          1.108                 --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.699          0.725                 --
                                                       2005      0.658          0.699          2,790,814
                                                       2004      0.644          0.658          3,291,418
                                                       2003      0.521          0.644          3,585,079
                                                       2002      0.749          0.521          3,895,303
                                                       2001      0.967          0.749          4,424,482
                                                       2000      1.152          0.967          4,320,274
                                                       1999      1.000          1.152            436,721

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      0.783          0.901          8,233,236
                                                       2006      0.773          0.783          9,517,889
                                                       2005      0.728          0.773         11,458,639
                                                       2004      0.691          0.728         13,673,152
                                                       2003      0.551          0.691         16,133,329
                                                       2002      0.830          0.551         18,222,088
                                                       2001      1.231          0.830         21,447,162
                                                       2000      1.392          1.231         20,721,308
                                                       1999      1.000          1.392          4,621,812




                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.204          1.265                --
                                                       2005      1.159          1.204                --
                                                       2004      1.114          1.159                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.263          1.320                --
                                                       2005      1.227          1.263            29,292
                                                       2004      1.122          1.227             9,015
                                                       2003      1.000          1.122                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318            14,223
                                                       2004      1.095          1.167                --
                                                       2003      1.000          1.095                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.765          1.994         1,118,078
                                                       2006      1.490          1.765           818,557
                                                       2005      1.328          1.490           855,094
                                                       2004      1.189          1.328           285,553
                                                       2003      1.000          1.189            76,218

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.578          1.744         2,342,841
                                                       2006      1.456          1.578         2,323,601
                                                       2005      1.274          1.456         2,193,349
                                                       2004      1.151          1.274           925,645
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.471          1.520         1,824,287
                                                       2006      1.298          1.471         2,230,112
                                                       2005      1.247          1.298         2,413,867
                                                       2004      1.149          1.247         1,228,864
                                                       2003      1.000          1.149           114,363

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            13,149
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            40,633
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305            11,074
                                                       2004      1.067          1.205                --
                                                       2003      1.050          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.636          1.891           916,727
                                                       2006      1.490          1.636           808,956
                                                       2005      1.297          1.490           538,450
                                                       2004      1.143          1.297           258,331
                                                       2003      1.000          1.143            25,783

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.889          2.142           338,028
                                                       2006      1.708          1.889           343,524
                                                       2005      1.471          1.708           284,045
                                                       2004      1.200          1.471           164,788
                                                       2003      1.000          1.200            47,679

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.222          1.247            14,640
                                                       2006      1.051          1.222            14,658
                                                       2005      1.028          1.051            14,677

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.443          1.579            37,287
                                                       2006      1.350          1.443            48,350
                                                       2005      1.310          1.350            53,082
                                                       2004      1.194          1.310             6,435
                                                       2003      1.000          1.194                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           106,153
                                                       2004      1.119          1.240            58,171
                                                       2003      1.000          1.119            15,016

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.451          3.104           101,745
                                                       2006      1.945          2.451            22,245
                                                       2005      1.552          1.945            28,839
                                                       2004      1.265          1.552             9,075
                                                       2003      1.000          1.265                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.777          2.018           688,024
                                                       2006      1.488          1.777           631,890
                                                       2005      1.373          1.488           559,313
                                                       2004      1.177          1.373           145,525
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421            83,892
                                                       2004      1.163          1.327                --
                                                       2003      1.000          1.163                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.665          1.993            85,765
                                                       2006      1.493          1.665            91,573
                                                       2005      1.355          1.493            47,020
                                                       2004      1.144          1.355            12,979
                                                       2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           131,766
                                                       2004      1.175          1.328           132,634
                                                       2003      1.000          1.175                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.288          1.371                --
                                                       2006      1.220          1.288                --
                                                       2005      1.167          1.220                --
                                                       2004      1.153          1.167                --
                                                       2003      1.000          1.153                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.446          1.444           455,138
                                                       2006      1.351          1.446           473,159
                                                       2005      1.230          1.351           393,060
                                                       2004      1.138          1.230           272,936
                                                       2003      1.000          1.138            12,684

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.390          1.482           579,765
                                                       2006      1.231          1.390           599,388
                                                       2005      1.200          1.231           619,523
                                                       2004      1.121          1.200           134,945
                                                       2003      1.000          1.121             4,692

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.373          1.370           367,948

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.256          1.301           345,062
                                                       2006      1.155          1.256           345,518
                                                       2005      1.127          1.155           374,750
                                                       2004      1.091          1.127           370,676
                                                       2003      1.000          1.091           100,086

  LMPVET Capital Subaccount (10/02)..................  2007      1.372          1.375         1,124,377
                                                       2006      1.228          1.372         1,270,516
                                                       2005      1.186          1.228         1,350,277
                                                       2004      1.131          1.186         1,236,377
                                                       2003      1.000          1.131           308,447

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.278          1.338            69,065
                                                       2006      1.101          1.278            66,314
                                                       2005      1.122          1.101            66,759
                                                       2004      1.103          1.122            16,895
                                                       2003      1.000          1.103             9,413

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.425          1.470           212,950
                                                       2006      1.258          1.425           214,579
                                                       2005      1.227          1.258           405,906
                                                       2004      1.132          1.227            18,984
                                                       2003      1.000          1.132            18,984

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.476          1.470           307,471
                                                       2006      1.284          1.476           308,877
                                                       2005      1.246          1.284           313,762
                                                       2004      1.171          1.246           129,712
                                                       2003      1.000          1.171            32,521

  LMPVET Global Equity Subaccount (10/02)............  2007      1.471          1.518           268,723
                                                       2006      1.298          1.471           268,743
                                                       2005      1.238          1.298           708,403
                                                       2004      1.142          1.238           223,979
                                                       2003      1.000          1.142                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.854          1.939                --
                                                       2006      1.498          1.854                --
                                                       2005      1.363          1.498                --
                                                       2004      1.176          1.363                --
                                                       2003      1.000          1.176                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.520          1.554           132,954
                                                       2006      1.307          1.520           134,186
                                                       2005      1.247          1.307           134,616
                                                       2004      1.149          1.247            45,124
                                                       2003      1.000          1.149             4,620

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.231          1.274           172,434
                                                       2006      1.196          1.231           226,289
                                                       2005      1.156          1.196           267,693
                                                       2004      1.171          1.156            93,001
                                                       2003      1.000          1.171             8,693

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.516          1.598            37,595
                                                       2006      1.343          1.516            38,354
                                                       2005      1.260          1.343           252,410
                                                       2004      1.160          1.260            28,139
                                                       2003      1.000          1.160             3,339

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.328          1.352                --
                                                       2006      1.202          1.328           374,105
                                                       2005      1.180          1.202           370,405
                                                       2004      1.124          1.180           115,972
                                                       2003      1.000          1.124             7,079

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.605          1.737            81,010
                                                       2006      1.447          1.605           201,504
                                                       2005      1.402          1.447           275,633
                                                       2004      1.239          1.402            79,221
                                                       2003      1.000          1.239            23,027

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.021            31,023
                                                       2006      1.001          1.025            31,023
                                                       2005      0.994          1.001            31,029
                                                       2004      0.999          0.994            31,036
                                                       2003      1.000          0.999                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.163          1.167            42,207
                                                       2006      1.122          1.163            43,450
                                                       2005      1.112          1.122            43,467
                                                       2004      1.059          1.112            43,484
                                                       2003      1.000          1.059               210

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.320          1.303           504,319
                                                       2006      1.210          1.320           510,187
                                                       2005      1.198          1.210           520,291
                                                       2004      1.103          1.198           455,720
                                                       2003      1.000          1.103            38,218

  LMPVIT Money Market Subaccount (11/99).............  2007      1.028          1.061           139,675
                                                       2006      0.999          1.028            90,227
                                                       2005      0.988          0.999            90,227
                                                       2004      0.996          0.988            10,361
                                                       2003      1.000          0.996           124,217

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.611          1.719                --
                                                       2006      1.451          1.611             1,849
                                                       2005      1.406          1.451            12,567
                                                       2004      1.237          1.406             1,998
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485            45,872
                                                       2005      1.248          1.278            46,309
                                                       2004      1.172          1.248            46,775
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.524          1.601                --
                                                       2006      1.310          1.524                --
                                                       2005      1.250          1.310                --
                                                       2004      1.149          1.250                --
                                                       2003      1.000          1.149                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           207,320
                                                       2005      1.266          1.286           207,557
                                                       2004      1.142          1.266           101,869
                                                       2003      1.000          1.142                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           191,484
                                                       2005      1.413          1.504           179,170
                                                       2004      1.158          1.413            95,984
                                                       2003      1.000          1.158                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.602          1.614                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.354          1.319            19,167
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.801          1.756            70,126
                                                       2006      1.635          1.801            37,222

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.589          2.039            13,140
                                                       2006      1.551          1.589            13,144

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.283          1.137                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.075          1.097           520,056
                                                       2006      1.001          1.075           235,684

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.060           295,747
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.341          1.476                --
                                                       2006      1.358          1.341                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.297          1.421                --
                                                       2006      1.307          1.297                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.017          2.118             9,253

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.400          1.482            90,330
                                                       2006      1.267          1.400            88,544

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.022            68,320
                                                       2006      1.003          1.220            68,320

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.143          1.210            46,597

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.467          1.515            13,603
                                                       2006      1.365          1.467            14,106

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.319           367,127
                                                       2006      1.214          1.258           269,360

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.028          0.981           291,733
                                                       2006      1.003          1.028           277,734

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.332          1.577            29,790
                                                       2006      1.365          1.332            30,287

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.068          1.115            80,598
                                                       2006      1.030          1.068            80,598

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.306          1.284                --
                                                       2006      1.271          1.306                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.316          1.345             5,200
                                                       2006      1.299          1.316             5,208

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.357          1.390            30,113
                                                       2006      1.324          1.357            29,368

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.081                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.082                --
                                                       2006      1.002          1.054                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.323          1.356           456,871
                                                       2006      1.238          1.323           457,167

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.098           319,778
                                                       2006      0.996          1.051           320,188

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.147            36,434
                                                       2006      0.998          1.068            19,817

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116            47,079
                                                       2005      1.122          1.127            49,662
                                                       2004      1.048          1.122            59,583
                                                       2003      1.000          1.048             8,722

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.090          1.166           896,402
                                                       2006      1.067          1.090           524,630
                                                       2005      1.059          1.067           380,657
                                                       2004      1.026          1.059           232,845
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.376          1.493                --
                                                       2006      1.259          1.376                --
                                                       2005      1.193          1.259                --
                                                       2004      1.128          1.193                --
                                                       2003      1.000          1.128                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868            23,539
                                                       2005      1.537          1.619             9,448
                                                       2004      1.238          1.537             8,411
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276                --
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260            29,181
                                                       2004      1.134          1.226            49,924
                                                       2003      1.000          1.134            11,270

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260                --
                                                       2004      1.125          1.179                --
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.007          1.077            42,718

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      0.999          1.064           206,728

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.057                --
                                                       2005      1.008          1.037                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.040          1.030                --
                                                       2005      1.043          1.040            80,598
                                                       2004      1.031          1.043            80,598
                                                       2003      1.000          1.031            70,293

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371                --
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            11,949
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200           554,230
                                                       2004      1.080          1.185           137,796
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173            89,467
                                                       2004      0.993          1.120                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423            35,399
                                                       2004      1.160          1.321            33,057
                                                       2003      1.000          1.160             3,089

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            14,582
                                                       2004      1.129          1.234            12,386
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           413,524
                                                       2004      1.081          1.179           334,613
                                                       2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.135          1.307                --
                                                       2005      1.032          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.225          1.271                --
                                                       2005      1.155          1.225                --
                                                       2004      1.130          1.155                --
                                                       2003      1.000          1.130                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.264          1.454                --
                                                       2006      1.249          1.264           292,462
                                                       2005      1.176          1.249           231,197
                                                       2004      1.117          1.176                --
                                                       2003      1.000          1.117                --

               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                --
                                                       2006      1.000          1.078            17,348

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.276          1.339                --
                                                       2005      1.229          1.276            12,608
                                                       2004      1.183          1.229            12,240
                                                       2003      0.963          1.183            11,651
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.399          1.462                --
                                                       2005      1.362          1.399           160,194
                                                       2004      1.247          1.362           158,670
                                                       2003      0.960          1.247           158,430
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.378          1.345                --
                                                       2005      1.222          1.378           343,889
                                                       2004      1.148          1.222           335,426
                                                       2003      0.948          1.148           303,021
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.932          2.180           595,217
                                                       2006      1.634          1.932           594,758
                                                       2005      1.458          1.634           423,223
                                                       2004      1.308          1.458           391,637
                                                       2003      0.984          1.308           331,023
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.762          1.944         2,479,382
                                                       2006      1.628          1.762         2,801,814
                                                       2005      1.426          1.628         2,685,092
                                                       2004      1.291          1.426         2,613,580
                                                       2003      0.961          1.291         2,130,194
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.611          1.662         2,739,488
                                                       2006      1.424          1.611         2,774,071
                                                       2005      1.370          1.424         2,824,669
                                                       2004      1.263          1.370         2,800,733
                                                       2003      0.971          1.263         2,191,185
                                                       2002      1.000          0.971                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.619          1.601                --
                                                       2005      1.395          1.619           244,334
                                                       2004      1.188          1.395           245,288
                                                       2003      0.968          1.188           238,033
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.798          2.342                --
                                                       2005      1.708          1.798           239,775
                                                       2004      1.323          1.708           260,396
                                                       2003      1.005          1.323           259,814
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                --
                                                       2005      1.205          1.304            29,277
                                                       2004      1.074          1.205             4,023
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.301          1.449                --
                                                       2005      1.203          1.301            25,709
                                                       2004      1.067          1.203            27,414
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.781          2.056           519,040
                                                       2006      1.625          1.781           701,441
                                                       2005      1.416          1.625           561,718
                                                       2004      1.250          1.416           480,832
                                                       2003      0.992          1.250           450,547
                                                       2002      1.000          0.992                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.099          2.377           667,755
                                                       2006      1.901          2.099           911,516
                                                       2005      1.640          1.901         1,041,220
                                                       2004      1.339          1.640         1,018,483
                                                       2003      0.986          1.339           869,633
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.219          1.242           211,946
                                                       2006      1.050          1.219           184,947
                                                       2005      1.028          1.050                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.571          1.716           170,441
                                                       2006      1.472          1.571           232,708
                                                       2005      1.430          1.472           233,188
                                                       2004      1.306          1.430           235,507
                                                       2003      0.969          1.306           274,176
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.468          1.707                --
                                                       2005      1.352          1.468           425,632
                                                       2004      1.222          1.352           461,125
                                                       2003      0.994          1.222           352,384
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523           173,937
                                                       2006      2.214          2.785           174,027
                                                       2005      1.769          2.214           151,462
                                                       2004      1.444          1.769           148,057
                                                       2003      1.000          1.444            80,388

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.930          2.188           434,084
                                                       2006      1.618          1.930           464,250
                                                       2005      1.495          1.618           434,471
                                                       2004      1.284          1.495           359,092
                                                       2003      0.989          1.284           277,388
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.544          1.848                --
                                                       2005      1.444          1.544           140,590
                                                       2004      1.267          1.444           128,602
                                                       2003      0.977          1.267            91,055
                                                       2002      1.000          0.977                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.885          2.254           142,435
                                                       2006      1.694          1.885           149,607
                                                       2005      1.540          1.694           148,014
                                                       2004      1.301          1.540           101,124
                                                       2003      0.983          1.301            98,450
                                                       2002      1.000          0.983                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                --
                                                       2005      1.503          1.536           169,292
                                                       2004      1.332          1.503           157,360
                                                       2003      1.000          1.332           131,801

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.408          1.498                --
                                                       2006      1.336          1.408            20,304
                                                       2005      1.279          1.336            54,915
                                                       2004      1.266          1.279            72,418
                                                       2003      0.960          1.266            58,660
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.590          1.585         1,130,092
                                                       2006      1.488          1.590         1,283,400
                                                       2005      1.357          1.488         1,364,535
                                                       2004      1.256          1.357         1,404,790
                                                       2003      0.951          1.256         1,087,857
                                                       2002      1.000          0.951                --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.475          1.571           568,041
                                                       2006      1.308          1.475           633,084
                                                       2005      1.277          1.308           646,275
                                                       2004      1.195          1.277           665,648
                                                       2003      0.977          1.195           595,688
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.479          1.476            76,143

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.345          1.391         1,090,036
                                                       2006      1.239          1.345         1,687,559
                                                       2005      1.210          1.239         1,669,648
                                                       2004      1.173          1.210         1,667,278
                                                       2003      0.980          1.173         1,220,235
                                                       2002      1.000          0.980                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.512          1.512         1,200,264
                                                       2006      1.355          1.512         1,478,819
                                                       2005      1.311          1.355         1,807,103
                                                       2004      1.251          1.311         1,973,412
                                                       2003      0.969          1.251         1,578,436
                                                       2002      1.000          0.969                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.347          1.408            39,508
                                                       2006      1.163          1.347            47,542
                                                       2005      1.186          1.163            75,697
                                                       2004      1.168          1.186            75,714
                                                       2003      0.963          1.168            75,729
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.521          1.567           479,799
                                                       2006      1.345          1.521           674,343
                                                       2005      1.314          1.345           666,600
                                                       2004      1.213          1.314           741,960
                                                       2003      0.967          1.213           721,895
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.650          1.641           630,119
                                                       2006      1.439          1.650           560,360
                                                       2005      1.398          1.439           740,959
                                                       2004      1.315          1.398           788,242
                                                       2003      0.966          1.315           689,484
                                                       2002      1.000          0.966                --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.595          1.643           210,807
                                                       2006      1.410          1.595           209,048
                                                       2005      1.347          1.410           225,231
                                                       2004      1.244          1.347           225,311
                                                       2003      0.963          1.244           300,233
                                                       2002      1.000          0.963                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.938          2.024            20,467
                                                       2006      1.568          1.938            20,922
                                                       2005      1.429          1.568            21,012
                                                       2004      1.234          1.429            21,026
                                                       2003      0.986          1.234            12,763
                                                       2002      1.000          0.986                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.642          1.675           163,577
                                                       2006      1.413          1.642           168,886
                                                       2005      1.351          1.413           192,356
                                                       2004      1.246          1.351           200,936
                                                       2003      0.959          1.246            39,902
                                                       2002      1.000          0.959                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.435          1.484           306,961
                                                       2006      1.397          1.435           261,922
                                                       2005      1.352          1.397           318,471
                                                       2004      1.371          1.352           397,009
                                                       2003      0.946          1.371           293,892
                                                       2002      1.000          0.946                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.620          1.704            77,537
                                                       2006      1.436          1.620           193,270
                                                       2005      1.350          1.436           212,365
                                                       2004      1.245          1.350           213,334
                                                       2003      0.977          1.245           179,023
                                                       2002      1.000          0.977                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.433          1.457                --
                                                       2006      1.299          1.433           665,001
                                                       2005      1.277          1.299           718,545
                                                       2004      1.218          1.277           748,544
                                                       2003      0.962          1.218           529,593
                                                       2002      1.000          0.962                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.830          1.977           204,771
                                                       2006      1.652          1.830           184,956
                                                       2005      1.604          1.652           177,985
                                                       2004      1.418          1.604           175,643
                                                       2003      0.970          1.418            69,052
                                                       2002      1.000          0.970                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015            27,119
                                                       2006      0.997          1.020           207,989
                                                       2005      0.992          0.997             2,098
                                                       2004      0.998          0.992            12,394
                                                       2003      1.000          0.998             2,100

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.212          1.214            99,985
                                                       2006      1.171          1.212           103,283
                                                       2005      1.162          1.171           356,545
                                                       2004      1.109          1.162           384,855
                                                       2003      1.010          1.109           387,976
                                                       2002      1.000          1.010                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.504          1.481         1,068,779
                                                       2006      1.379          1.504         1,036,854
                                                       2005      1.369          1.379         1,239,744
                                                       2004      1.262          1.369         1,262,902
                                                       2003      1.007          1.262         1,143,869
                                                       2002      1.000          1.007                --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.016          1.047         1,984,911
                                                       2006      0.989          1.016           455,127
                                                       2005      0.979          0.989           610,767
                                                       2004      0.988          0.979           735,221
                                                       2003      1.000          0.988           597,608
                                                       2002      1.000          1.000                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.763          1.880                --
                                                       2006      1.590          1.763            36,433
                                                       2005      1.543          1.590           121,679
                                                       2004      1.359          1.543           150,826
                                                       2003      0.975          1.359           165,350
                                                       2002      1.000          0.975                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.653          1.733                --
                                                       2006      1.425          1.653           417,242
                                                       2005      1.395          1.425           396,412
                                                       2004      1.311          1.395           470,075
                                                       2003      0.960          1.311           460,823
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.604          1.685                --
                                                       2006      1.380          1.604                --
                                                       2005      1.320          1.380                --
                                                       2004      1.215          1.320                --
                                                       2003      0.969          1.215                --
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                --
                                                       2006      1.393          1.604           405,915
                                                       2005      1.373          1.393           375,409
                                                       2004      1.241          1.373           347,456
                                                       2003      1.000          1.241           331,917

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                --
                                                       2006      1.627          1.793           284,527
                                                       2005      1.531          1.627           358,390
                                                       2004      1.256          1.531           329,638
                                                       2003      1.000          1.256           158,082

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.628          1.706                --
                                                       2006      1.539          1.628            17,599

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.692          1.702            17,148

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            56,621
                                                       2006      1.269          1.351            17,638

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.139          1.109           698,065
                                                       2006      1.035          1.139           573,755

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.640          2.101           116,867
                                                       2006      1.601          1.640           253,919

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.279          1.132             6,730

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.094           761,892
                                                       2006      1.001          1.074           504,236

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.058           456,934
                                                       2006      1.015          1.071            35,959

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.440          1.583           116,218
                                                       2006      1.460          1.440           126,872

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.415            18,010
                                                       2006      1.305          1.294             7,621

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.131          2.235           190,488

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.474           202,516
                                                       2006      1.264          1.395           206,971

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020           263,609
                                                       2006      1.003          1.218           448,086

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200           276,156

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619            35,637
                                                       2006      1.462          1.570            39,520

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                --
                                                       2006      1.116          1.173                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.371          1.436           232,282
                                                       2006      1.326          1.371           172,003

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.979         1,127,921
                                                       2006      1.003          1.027           322,776

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.533          1.813           136,900
                                                       2006      1.573          1.533           147,439

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.115          1.162           791,747
                                                       2006      1.075          1.115           863,830

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.371          1.346             7,331
                                                       2006      1.336          1.371             1,828

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.378          1.407           286,226
                                                       2006      1.361          1.378           319,211

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.471          1.504           275,993
                                                       2006      1.436          1.471           412,381

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079         1,138,220
                                                       2006      1.002          1.048                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079           461,489
                                                       2006      1.002          1.053            65,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079           406,305
                                                       2006      1.002          1.058           291,452

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.376          1.407         1,717,836
                                                       2006      1.289          1.376         2,095,103

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096           206,808
                                                       2006      0.996          1.050           403,058

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144           361,231
                                                       2006      0.998          1.067           501,531

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.121          1.109           290,204
                                                       2005      1.118          1.121           287,094
                                                       2004      1.045          1.118           320,774
                                                       2003      1.000          1.045           287,921

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.104          1.179         2,905,179
                                                       2006      1.082          1.104         3,028,632
                                                       2005      1.075          1.082         3,093,826
                                                       2004      1.044          1.075         3,486,677
                                                       2003      1.012          1.044         2,727,021
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.508          1.634             2,459
                                                       2006      1.383          1.508             2,461
                                                       2005      1.313          1.383             2,463
                                                       2004      1.242          1.313             2,465
                                                       2003      0.958          1.242             2,466
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.981          2.143                --
                                                       2006      1.579          1.981           173,392
                                                       2005      1.433          1.579           120,905
                                                       2004      1.255          1.433           119,645
                                                       2003      0.994          1.255           119,420
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.156          2.300                --
                                                       2006      1.871          2.156           487,356
                                                       2005      1.780          1.871           489,753
                                                       2004      1.436          1.780           474,438
                                                       2003      0.977          1.436           306,882
                                                       2002      1.000          0.977                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.372          1.460                --
                                                       2005      1.285          1.372            45,533
                                                       2004      1.228          1.285            49,918
                                                       2003      0.967          1.228            33,110
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.367          1.436                --
                                                       2005      1.333          1.367           579,568
                                                       2004      1.235          1.333           640,163
                                                       2003      0.958          1.235           530,915
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.322          1.361                --
                                                       2005      1.238          1.322           144,967
                                                       2004      1.184          1.238           169,135
                                                       2003      0.967          1.184           136,097
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.007          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                --
                                                       2005      1.000          1.045            55,685

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                --
                                                       2005      0.999          1.063           190,567

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.056                --
                                                       2005      1.008          1.036                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.086          1.075                --
                                                       2005      1.091          1.086           820,804
                                                       2004      1.080          1.091         1,021,410
                                                       2003      1.014          1.080           787,177
                                                       2002      1.000          1.014                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.451          1.539                --
                                                       2005      1.318          1.451            37,100
                                                       2004      1.158          1.318            59,739
                                                       2003      0.973          1.158            73,087
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.487          1.573                --
                                                       2005      1.469          1.487           149,347
                                                       2004      1.311          1.469            78,618
                                                       2003      0.974          1.311            58,567
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.249          1.289                --
                                                       2005      1.235          1.249         1,951,130
                                                       2004      1.128          1.235         2,014,082
                                                       2003      0.986          1.128         1,900,092
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.170          1.264                --
                                                       2005      1.119          1.170            51,129
                                                       2004      0.993          1.119                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.547          1.775                --
                                                       2005      1.438          1.547           137,217
                                                       2004      1.265          1.438           134,480
                                                       2003      1.001          1.265           104,454
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                --
                                                       2005      1.325          1.379            40,007
                                                       2004      1.214          1.325            43,534
                                                       2003      1.000          1.214             6,184

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.314          1.326                --
                                                       2005      1.290          1.314            30,704
                                                       2004      1.184          1.290                --
                                                       2003      1.008          1.184                --
                                                       2002      1.000          1.008                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.369          1.428                --
                                                       2005      1.366          1.369           268,177
                                                       2004      1.262          1.366           329,178
                                                       2003      0.970          1.262           326,199
                                                       2002      1.000          0.970                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.305                --
                                                       2005      1.032          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.288          1.336                --
                                                       2005      1.216          1.288             1,830
                                                       2004      1.192          1.216             1,832
                                                       2003      0.966          1.192             1,542
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.351          1.552            15,899
                                                       2006      1.338          1.351            20,375
                                                       2005      1.262          1.338            17,911
                                                       2004      1.200          1.262            76,371
                                                       2003      0.960          1.200            75,068
                                                       2002      1.000          0.960                --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                 --
                                                       2006      1.000          1.078            401,941

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.801          0.840                 --
                                                       2005      0.772          0.801            488,309
                                                       2004      0.743          0.772            502,360
                                                       2003      0.605          0.743            503,521
                                                       2002      0.883          0.605            550,900
                                                       2001      1.000          0.883            241,785

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.145          1.196                 --
                                                       2005      1.115          1.145            168,472
                                                       2004      1.020          1.115            148,290
                                                       2003      0.786          1.020            148,070
                                                       2002      1.000          0.786            193,818

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613
                                                       2001      1.000          0.749          2,203,655

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.440          1.625         13,245,134
                                                       2006      1.218          1.440         13,657,569
                                                       2005      1.087          1.218         13,499,365
                                                       2004      0.975          1.087         14,038,586
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123
                                                       2001      1.000          0.875          1,544,419

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.332          1.469         16,856,562
                                                       2006      1.230          1.332         17,694,815
                                                       2005      1.078          1.230         18,663,020
                                                       2004      0.975          1.078         17,617,208
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684
                                                       2001      1.000          0.978          4,340,090

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.468          1.514         20,486,553
                                                       2006      1.297          1.468         21,164,791
                                                       2005      1.248          1.297         21,344,424
                                                       2004      1.151          1.248         21,686,362
                                                       2003      0.885          1.151         19,684,170
                                                       2002      1.104          0.885         13,136,644
                                                       2001      1.000          1.104          2,553,991

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014
                                                       2001      0.634          0.538            649,555

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            185,547
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664
                                                       2001      1.146          1.252             11,465

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.438          1.659          1,335,478
                                                       2006      1.312          1.438          1,199,063
                                                       2005      1.143          1.312          1,150,674
                                                       2004      1.009          1.143          1,099,601
                                                       2003      0.800          1.009            569,672
                                                       2002      0.900          0.800            850,748
                                                       2001      1.000          0.900            549,352

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.928          2.184            672,647
                                                       2006      1.746          1.928            716,973
                                                       2005      1.507          1.746            802,560
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.000          0.906            307,773

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.219          1.242            716,066
                                                       2006      1.050          1.219            364,583
                                                       2005      1.028          1.050            255,534

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.911          0.995            321,654
                                                       2006      0.853          0.911            246,241
                                                       2005      0.829          0.853            251,441
                                                       2004      0.757          0.829            278,131
                                                       2003      0.562          0.757            316,594
                                                       2002      0.802          0.562            279,521
                                                       2001      1.000          0.802            263,943

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            463,669
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      1.000          0.842             10,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523            394,199
                                                       2006      2.214          2.785            326,263
                                                       2005      1.769          2.214            293,516
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.372          1.556          1,587,080
                                                       2006      1.151          1.372          1,809,044
                                                       2005      1.063          1.151          1,501,530
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308
                                                       2001      1.000          0.879            629,693

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             95,208
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      0.980          0.790             14,815

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.541          0.647            473,816
                                                       2006      0.486          0.541            499,430
                                                       2005      0.442          0.486            479,290
                                                       2004      0.373          0.442            504,404
                                                       2003      0.282          0.373            577,215
                                                       2002      0.399          0.282            768,122
                                                       2001      1.000          0.399            957,864

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            187,492
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.941          1.001                 --
                                                       2006      0.893          0.941            212,210
                                                       2005      0.855          0.893            213,006
                                                       2004      0.846          0.855            296,625
                                                       2003      0.641          0.846            353,158
                                                       2002      0.892          0.641            325,735
                                                       2001      1.000          0.892            254,423

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.436          1.431          5,063,184
                                                       2006      1.344          1.436          6,770,801
                                                       2005      1.225          1.344          7,517,429
                                                       2004      1.135          1.225          7,989,741
                                                       2003      0.859          1.135          8,426,576
                                                       2002      1.298          0.859          7,951,344
                                                       2001      1.000          1.298          4,928,732

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.180          1.257          2,741,508
                                                       2006      1.047          1.180          3,012,917
                                                       2005      1.022          1.047          3,208,097
                                                       2004      0.956          1.022          3,542,077
                                                       2003      0.782          0.956          3,677,132
                                                       2002      0.965          0.782          3,047,877
                                                       2001      1.000          0.965          1,776,997

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.643          1.640            156,746

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.424          1.473          2,118,495
                                                       2006      1.312          1.424          2,102,595
                                                       2005      1.281          1.312          1,943,861
                                                       2004      1.242          1.281          1,469,076
                                                       2003      1.037          1.242          1,212,059
                                                       2002      1.000          1.037             85,778

  LMPVET Capital Subaccount (10/02)..................  2007      1.654          1.654            652,563
                                                       2006      1.482          1.654            808,923
                                                       2005      1.434          1.482            961,372
                                                       2004      1.369          1.434          1,130,241
                                                       2003      1.060          1.369          1,552,275
                                                       2002      1.000          1.060             64,335

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.906          0.947            284,921
                                                       2006      0.782          0.906            301,436
                                                       2005      0.798          0.782            370,785
                                                       2004      0.786          0.798            311,117
                                                       2003      0.648          0.786            308,611
                                                       2002      0.891          0.648            438,194
                                                       2001      1.000          0.891             50,962

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211
                                                       2001      1.000          0.817          2,026,387

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.528          1.519          6,572,810
                                                       2006      1.332          1.528          5,544,971
                                                       2005      1.294          1.332          6,348,605
                                                       2004      1.217          1.294          7,138,888
                                                       2003      0.894          1.217          7,499,816
                                                       2002      1.157          0.894          7,710,583
                                                       2001      1.000          1.157          4,922,412

  LMPVET Global Equity Subaccount (10/02)............  2007      1.778          1.832            359,479
                                                       2006      1.571          1.778            361,800
                                                       2005      1.502          1.571            444,497
                                                       2004      1.387          1.502            375,028
                                                       2003      1.073          1.387            202,888
                                                       2002      1.000          1.073             33,025

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      0.894          0.934            248,545
                                                       2006      0.724          0.894            254,392
                                                       2005      0.659          0.724            245,456
                                                       2004      0.570          0.659            266,699
                                                       2003      0.455          0.570            260,523
                                                       2002      0.623          0.455            280,757
                                                       2001      1.000          0.623            200,904

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.401          1.430          2,274,646
                                                       2006      1.206          1.401            907,943
                                                       2005      1.153          1.206          1,105,738
                                                       2004      1.064          1.153          1,177,171
                                                       2003      0.818          1.064          1,323,286
                                                       2002      1.083          0.818          1,169,456
                                                       2001      1.000          1.083          1,074,948

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      0.961          0.994          2,987,839
                                                       2006      0.936          0.961          3,448,306
                                                       2005      0.905          0.936          3,967,847
                                                       2004      0.918          0.905          4,418,490
                                                       2003      0.634          0.918          4,722,739
                                                       2002      0.858          0.634          3,981,401
                                                       2001      1.000          0.858          4,414,564

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.575          1.658            869,988
                                                       2006      1.397          1.575          1,003,790
                                                       2005      1.313          1.397          1,079,722
                                                       2004      1.211          1.313          1,323,755
                                                       2003      0.950          1.211          1,414,246
                                                       2002      1.196          0.950          1,135,832
                                                       2001      1.000          1.196            964,441

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.592          1.619                 --
                                                       2006      1.443          1.592            161,382
                                                       2005      1.419          1.443            175,841
                                                       2004      1.353          1.419            181,446
                                                       2003      1.068          1.353            123,563
                                                       2002      1.000          1.068                 --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.537          1.661            710,882
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599
                                                       2001      1.000          1.270            272,556

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015             17,815
                                                       2006      0.997          1.020             20,545
                                                       2005      0.992          0.997             12,967
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.265          1.267            810,237
                                                       2006      1.222          1.265          1,005,802
                                                       2005      1.214          1.222          1,078,926
                                                       2004      1.157          1.214          1,402,899
                                                       2003      1.055          1.157          1,827,618
                                                       2002      1.024          1.055            839,370
                                                       2001      1.000          1.024            893,723

  LMPVIT High Income Subaccount (11/99)..............  2007      1.231          1.213            969,988
                                                       2006      1.130          1.231          1,084,539
                                                       2005      1.121          1.130          1,273,841
                                                       2004      1.033          1.121          1,472,120
                                                       2003      0.825          1.033          1,602,990
                                                       2002      0.868          0.825          1,194,393
                                                       2001      1.000          0.868            839,928

  LMPVIT Money Market Subaccount (11/99).............  2007      1.081          1.114          3,842,505
                                                       2006      1.052          1.081          3,283,341
                                                       2005      1.042          1.052          2,013,835
                                                       2004      1.051          1.042          2,677,978
                                                       2003      1.063          1.051          3,107,302
                                                       2002      1.069          1.063          6,655,526
                                                       2001      1.000          1.069          3,792,004

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.245          1.328                 --
                                                       2006      1.123          1.245            270,374
                                                       2005      1.090          1.123            242,488
                                                       2004      0.960          1.090            231,928
                                                       2003      0.688          0.960            199,188
                                                       2002      0.943          0.688             98,063
                                                       2001      1.000          0.943             17,285

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,886,357
                                                       2005      1.286          1.314          2,155,632
                                                       2004      1.209          1.286          2,291,751
                                                       2003      0.885          1.209          2,556,109
                                                       2002      1.203          0.885          2,730,229
                                                       2001      1.000          1.203          1,624,219

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.215          1.276                 --
                                                       2006      1.046          1.215          1,893,870
                                                       2005      1.000          1.046          2,047,088
                                                       2004      0.920          1.000          2,506,380
                                                       2003      0.734          0.920          2,752,666
                                                       2002      1.002          0.734          2,810,984
                                                       2001      1.000          1.002          2,109,710

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            307,543
                                                       2005      1.373          1.393            290,785
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            611,811
                                                       2005      1.531          1.627            695,119
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.027          1.033            924,596

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.954          1.903            167,420
                                                       2006      1.775          1.954            153,202

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.671          0.859            613,725
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.279          1.132             47,848

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.094            892,261
                                                       2006      1.001          1.074            872,387

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.058            947,864
                                                       2006      1.015          1.071            127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.960          1.055            124,834
                                                       2006      0.973          0.960            161,496

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.554            190,980

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.474            594,073
                                                       2006      1.264          1.395            476,839

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020            478,049
                                                       2006      1.003          1.218            536,697

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200            467,936

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.435          1.503            240,999
                                                       2006      1.388          1.435            140,064

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.979            919,079
                                                       2006      1.003          1.027            402,744

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.580          0.686            910,279
                                                       2006      0.595          0.580            972,237

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.224          1.276            843,921
                                                       2006      1.181          1.224            856,155

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      0.737          0.723            486,918
                                                       2006      0.718          0.737            161,739

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.832          0.849          1,260,761
                                                       2006      0.822          0.832          1,597,235

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.345          1.375            746,511
                                                       2006      1.313          1.345            961,336

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074             38,414
                                                       2006      1.002          1.059             47,700

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079          1,879,974
                                                       2006      1.002          1.053          1,137,572

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            413,868

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.468          1.502         10,357,364
                                                       2006      1.375          1.468         11,377,250

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096            178,860
                                                       2006      0.996          1.050            257,299

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            455,584
                                                       2005      1.118          1.121            507,343
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.227          1.310          3,593,841
                                                       2006      1.203          1.227          3,876,869
                                                       2005      1.195          1.203          4,170,974
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486
                                                       2001      1.000          1.050          1,040,045

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.875          0.948             31,826
                                                       2006      0.802          0.875             32,139
                                                       2005      0.761          0.802             32,678
                                                       2004      0.721          0.761             38,783
                                                       2003      0.556          0.721             39,926
                                                       2002      0.804          0.556             29,622
                                                       2001      1.000          0.804             14,734

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648
                                                       2001      1.000          0.855             86,605

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            417,164
                                                       2005      1.588          1.669            463,651
                                                       2004      1.281          1.588            465,147
                                                       2003      0.871          1.281            572,206
                                                       2002      1.086          0.871            653,195
                                                       2001      1.000          1.086            141,792

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            169,742
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857
                                                       2001      1.000          0.862            898,773

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598
                                                       2001      1.000          1.037            993,080

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781
                                                       2001      1.000          0.769            439,291

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.007          1.076             33,731

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045                 --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      0.999          1.063            344,293

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.056                 --
                                                       2005      1.008          1.036            110,884

  Travelers Managed Income Subaccount (11/99)........  2006      1.193          1.181                 --
                                                       2005      1.198          1.193            992,587
                                                       2004      1.186          1.198          1,256,804
                                                       2003      1.114          1.186          2,050,418
                                                       2002      1.110          1.114          1,264,864
                                                       2001      1.000          1.110            630,893

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259
                                                       2001      1.000          0.803            662,621

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,006,935
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572
                                                       2001      0.847          0.734            107,322

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         11,368,224
                                                       2004      1.204          1.318         11,877,187
                                                       2003      1.052          1.204         10,446,839
                                                       2002      1.131          1.052          7,540,877
                                                       2001      1.000          1.131          3,539,246

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            336,557
                                                       2004      0.993          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081
                                                       2001      0.891          0.683             25,354

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            137,201
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525
                                                       2001      1.031          1.015              7,608

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,165,219
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962
                                                       2001      1.000          0.787          1,336,240

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.032          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.692          0.718                 --
                                                       2005      0.653          0.692            142,322
                                                       2004      0.641          0.653            162,682
                                                       2003      0.519          0.641            211,308
                                                       2002      0.748          0.519            239,297
                                                       2001      1.000          0.748            269,829

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      0.774          0.889          1,041,877
                                                       2006      0.766          0.774          1,012,027
                                                       2005      0.722          0.766          1,132,121
                                                       2004      0.687          0.722          1,326,872
                                                       2003      0.549          0.687          1,838,477
                                                       2002      0.829          0.549          2,153,337
                                                       2001      1.000          0.829          1,864,780




                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                --
                                                       2006      1.000          1.078                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.199          1.258                --
                                                       2005      1.156          1.199                --
                                                       2004      1.113          1.156                --
                                                       2003      1.000          1.113                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.257          1.313                --
                                                       2005      1.224          1.257                --
                                                       2004      1.121          1.224                --
                                                       2003      1.000          1.121                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.753          1.976           199,582
                                                       2006      1.483          1.753           190,511
                                                       2005      1.324          1.483           192,656
                                                       2004      1.188          1.324           153,924
                                                       2003      1.000          1.188                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.568          1.729           364,768
                                                       2006      1.449          1.568           466,594
                                                       2005      1.270          1.449           472,693
                                                       2004      1.150          1.270           479,818
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.507         1,389,509
                                                       2006      1.292          1.461         1,535,674
                                                       2005      1.244          1.292         1,549,452
                                                       2004      1.148          1.244         1,427,039
                                                       2003      1.000          1.148             6,912

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            10,550
                                                       2004      1.074          1.204                --
                                                       2003      1.000          1.074                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            22,867
                                                       2004      1.067          1.202                --
                                                       2003      1.049          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.625          1.874           106,953
                                                       2006      1.483          1.625           106,958
                                                       2005      1.293          1.483           106,968
                                                       2004      1.142          1.293            65,466
                                                       2003      1.000          1.142                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.876          2.124           149,854
                                                       2006      1.700          1.876           151,053
                                                       2005      1.467          1.700           150,707
                                                       2004      1.199          1.467            47,014
                                                       2003      1.000          1.199                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.218          1.240            40,069
                                                       2006      1.049          1.218                --
                                                       2005      1.027          1.049                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.434          1.565            16,832
                                                       2006      1.344          1.434            19,101
                                                       2005      1.306          1.344            19,104
                                                       2004      1.193          1.306            19,107
                                                       2003      1.000          1.193                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342            82,653
                                                       2004      1.118          1.236            29,759
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.434          3.077           152,885
                                                       2006      1.936          2.434           175,387
                                                       2005      1.547          1.936           175,863
                                                       2004      1.264          1.547           120,614
                                                       2003      1.000          1.264                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.765          2.001            34,313
                                                       2006      1.481          1.765            67,492
                                                       2005      1.369          1.481            69,043
                                                       2004      1.176          1.369            49,391
                                                       2003      1.000          1.176                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415             3,963
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.653          1.976                --
                                                       2006      1.486          1.653                --
                                                       2005      1.351          1.486                --
                                                       2004      1.143          1.351                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            16,111
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.280          1.361                --
                                                       2006      1.214          1.280            12,173
                                                       2005      1.164          1.214            12,175
                                                       2004      1.152          1.164            12,177
                                                       2003      1.000          1.152                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.436          1.431            89,884
                                                       2006      1.345          1.436           128,256
                                                       2005      1.227          1.345           126,773
                                                       2004      1.137          1.227           117,319
                                                       2003      1.000          1.137            24,476

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.381          1.469            95,649
                                                       2006      1.225          1.381            99,147
                                                       2005      1.197          1.225           101,192
                                                       2004      1.120          1.197            90,153
                                                       2003      1.000          1.120            25,015

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.361          1.358             2,181

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.247          1.290            59,713
                                                       2006      1.150          1.247            59,742
                                                       2005      1.124          1.150            59,773
                                                       2004      1.090          1.124            59,805
                                                       2003      1.000          1.090                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.363          1.363           601,195
                                                       2006      1.222          1.363           601,288
                                                       2005      1.183          1.222           601,392
                                                       2004      1.130          1.183           749,006
                                                       2003      1.000          1.130           365,894

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.269          1.326            21,508
                                                       2006      1.096          1.269            26,358
                                                       2005      1.119          1.096            26,361
                                                       2004      1.102          1.119            26,364
                                                       2003      1.000          1.102                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.466          1.457            58,393
                                                       2006      1.278          1.466           123,720
                                                       2005      1.243          1.278           125,924
                                                       2004      1.170          1.243           223,940
                                                       2003      1.000          1.170            43,361

  LMPVET Global Equity Subaccount (10/02)............  2007      1.461          1.504           442,972
                                                       2006      1.292          1.461           506,407
                                                       2005      1.235          1.292           467,506
                                                       2004      1.141          1.235            88,305
                                                       2003      1.000          1.141                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.842          1.923                --
                                                       2006      1.491          1.842                --
                                                       2005      1.359          1.491                --
                                                       2004      1.175          1.359                --
                                                       2003      1.000          1.175                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.510          1.540             3,595
                                                       2006      1.301          1.510             4,579
                                                       2005      1.244          1.301             5,671
                                                       2004      1.148          1.244             6,842
                                                       2003      1.000          1.148                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.222          1.263            10,206
                                                       2006      1.190          1.222            10,214
                                                       2005      1.152          1.190            10,223
                                                       2004      1.170          1.152             9,503
                                                       2003      1.000          1.170                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.506          1.584            68,656
                                                       2006      1.336          1.506            74,121
                                                       2005      1.257          1.336            74,707
                                                       2004      1.159          1.257            74,720
                                                       2003      1.000          1.159            21,686

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.319          1.341                --
                                                       2006      1.197          1.319             2,183
                                                       2005      1.177          1.197             2,184
                                                       2004      1.123          1.177             2,186
                                                       2003      1.000          1.123                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.594          1.722            25,107
                                                       2006      1.440          1.594            23,159
                                                       2005      1.399          1.440            23,159
                                                       2004      1.238          1.399            23,159
                                                       2003      1.000          1.238            23,159

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.013                --
                                                       2006      0.996          1.018                --
                                                       2005      0.991          0.996                --
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.155          1.156             7,477
                                                       2006      1.116          1.155             7,839
                                                       2005      1.109          1.116             8,178
                                                       2004      1.058          1.109             9,681
                                                       2003      1.000          1.058             5,840

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.312          1.291            10,913
                                                       2006      1.204          1.312            34,308
                                                       2005      1.195          1.204            35,763
                                                       2004      1.102          1.195            16,389
                                                       2003      1.000          1.102             5,662

  LMPVIT Money Market Subaccount (11/99).............  2007      1.021          1.052                --
                                                       2006      0.994          1.021                --
                                                       2005      0.985          0.994            66,407
                                                       2004      0.995          0.985                --
                                                       2003      1.000          0.995                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.600          1.707                --
                                                       2006      1.444          1.600             1,945
                                                       2005      1.402          1.444             1,947
                                                       2004      1.236          1.402             1,948
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475                --
                                                       2005      1.245          1.272                --
                                                       2004      1.171          1.245                --
                                                       2003      1.000          1.171                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.513          1.589                --
                                                       2006      1.303          1.513                --
                                                       2005      1.247          1.303                --
                                                       2004      1.148          1.247                --
                                                       2003      1.000          1.148                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473            50,463
                                                       2005      1.262          1.279            50,469
                                                       2004      1.141          1.262             7,853
                                                       2003      1.000          1.141             1,380

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           244,771
                                                       2005      1.409          1.497           245,762
                                                       2004      1.157          1.409           142,694
                                                       2003      1.000          1.157            21,860

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.590          1.600                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.312                --
                                                       2006      1.268          1.350                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.789          1.741            28,571
                                                       2006      1.626          1.789            29,585

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.278          1.131                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.093            87,733
                                                       2006      1.001          1.074           118,473

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.057           255,570
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.002          2.099            37,791

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.393          1.472            23,992
                                                       2006      1.262          1.393            23,999

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.019            57,174
                                                       2006      1.003          1.218           306,869

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200             6,699

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.457          1.502                --
                                                       2006      1.357          1.457                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.249          1.308            38,036
                                                       2006      1.208          1.249            22,356

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.978           174,034
                                                       2006      1.003          1.027            56,360

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.061          1.106            68,099
                                                       2006      1.024          1.061            70,649

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.297          1.273                --
                                                       2006      1.264          1.297                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.348          1.377                --
                                                       2006      1.316          1.348                --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.078                --
                                                       2006      1.002          1.053                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.078           464,459
                                                       2006      1.002          1.058           421,937

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.314          1.344            40,340
                                                       2006      1.231          1.314            59,180

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.095            19,894
                                                       2006      0.996          1.049            20,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.143            12,522
                                                       2006      0.998          1.067            12,421

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109            38,942
                                                       2005      1.119          1.122            38,952
                                                       2004      1.047          1.119            15,246
                                                       2003      1.000          1.047             1,446

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.082          1.156            73,288
                                                       2006      1.062          1.082            98,403
                                                       2005      1.056          1.062            98,403
                                                       2004      1.025          1.056            36,092
                                                       2003      1.000          1.025            25,954

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.366          1.480                --
                                                       2006      1.253          1.366                --
                                                       2005      1.190          1.253                --
                                                       2004      1.127          1.190                --
                                                       2003      1.000          1.127                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855            96,041
                                                       2005      1.533          1.611            96,396
                                                       2004      1.237          1.533             7,466
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254                --
                                                       2004      1.133          1.223                --
                                                       2003      1.000          1.133                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.007          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      0.999          1.063           381,359

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055                --
                                                       2005      1.008          1.036            26,298

  Travelers Managed Income Subaccount (11/99)........  2006      1.035          1.024                --
                                                       2005      1.040          1.035            72,576
                                                       2004      1.030          1.040            72,586
                                                       2003      1.000          1.030            72,590

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194            61,038
                                                       2004      1.080          1.181            65,315
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169            24,007
                                                       2004      0.993          1.119            12,670

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            30,763
                                                       2004      1.160          1.318            31,131
                                                       2003      1.000          1.160            21,973

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280                --
                                                       2004      1.128          1.231                --
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            22,356
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304                --
                                                       2005      1.032          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.219          1.264                --
                                                       2005      1.152          1.219                --
                                                       2004      1.129          1.152                --
                                                       2003      1.000          1.129                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.255          1.441             4,474
                                                       2006      1.243          1.255            27,729
                                                       2005      1.173          1.243            27,732
                                                       2004      1.116          1.173             4,483
                                                       2003      1.000          1.116                --

                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153               --
                                                       2006      1.000          1.078               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.043          1.094               --
                                                       2005      1.000          1.043               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.011          1.056               --
                                                       2005      1.000          1.011               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.324          1.491          197,993
                                                       2006      1.120          1.324          181,275
                                                       2005      1.000          1.120          168,933

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.240          1.367          428,012
                                                       2006      1.147          1.240          423,851
                                                       2005      1.000          1.147          313,562

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.178          1.214          428,828
                                                       2006      1.042          1.178          429,613
                                                       2005      1.000          1.042          376,426

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           66,535

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.243          1.433            8,336
                                                       2006      1.136          1.243            8,336
                                                       2005      1.000          1.136            8,340

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.259          1.425           65,873
                                                       2006      1.142          1.259           65,873
                                                       2005      1.000          1.142           13,430

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.217          1.239           34,948
                                                       2006      1.049          1.217           34,967
                                                       2005      1.027          1.049           26,268

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.125          1.227            8,631
                                                       2006      1.055          1.125            8,631
                                                       2005      1.000          1.055            8,635

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.523          1.924           46,682
                                                       2006      1.211          1.523           29,157
                                                       2005      1.000          1.211            3,626

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.281          1.451          115,660
                                                       2006      1.075          1.281          112,602
                                                       2005      1.000          1.075           24,059

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.230          1.469               --
                                                       2006      1.107          1.230               --
                                                       2005      1.000          1.107               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.101          1.171               --
                                                       2006      1.046          1.101               --
                                                       2005      1.000          1.046               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.186          1.181           17,481
                                                       2006      1.111          1.186            2,120
                                                       2005      1.000          1.111            1,784

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.145          1.218            8,391
                                                       2006      1.016          1.145            8,391
                                                       2005      1.000          1.016            8,395

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.160          1.157           25,337

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.119          1.156          284,544
                                                       2006      1.032          1.119          284,552
                                                       2005      1.000          1.032          211,715

  LMPVET Capital Subaccount (10/02)..................  2007      1.166          1.165          110,989
                                                       2006      1.046          1.166          283,159
                                                       2005      1.000          1.046          273,181

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.136          1.186               --
                                                       2006      0.982          1.136               --
                                                       2005      1.000          0.982               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.162          1.196               --
                                                       2006      1.029          1.162               --
                                                       2005      1.000          1.029               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.194          1.186            2,797
                                                       2006      1.042          1.194            2,805
                                                       2005      1.000          1.042            2,355

  LMPVET Global Equity Subaccount (10/02)............  2007      1.194          1.229          286,954
                                                       2006      1.056          1.194          282,605
                                                       2005      1.000          1.056          219,327

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.346          1.404               --
                                                       2006      1.090          1.346               --
                                                       2005      1.000          1.090               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.086          1.121           35,844
                                                       2006      1.058          1.086           35,852
                                                       2005      1.000          1.058           35,861

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.208          1.269            2,743
                                                       2006      1.072          1.208            2,751
                                                       2005      1.000          1.072            2,312

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.124          1.142               --
                                                       2006      1.021          1.124           25,337
                                                       2005      1.000          1.021               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.020               --
                                                       2006      1.004          1.025               --
                                                       2005      1.000          1.004               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.032          1.033               --
                                                       2006      0.998          1.032               --
                                                       2005      1.000          0.998               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.089          1.072           36,578
                                                       2006      1.000          1.089           36,587
                                                       2005      1.000          1.000           36,596

  LMPVIT Money Market Subaccount (11/99).............  2007      1.036          1.066               --
                                                       2006      1.009          1.036               --
                                                       2005      1.000          1.009               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.194          1.273               --
                                                       2006      1.078          1.194           41,796
                                                       2005      1.000          1.078               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.217          1.278               --
                                                       2006      1.049          1.217               --
                                                       2005      1.000          1.049               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          101,240
                                                       2005      1.000          1.027           92,966

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           51,794
                                                       2005      1.000          1.076           51,824

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.272          1.279               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.351          1.314           47,798
                                                       2006      1.229          1.351           28,638

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.277          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.093          386,060
                                                       2006      1.001          1.074          231,203

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.056           57,389
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.553               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018           95,350
                                                       2006      1.003          1.218           81,292

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.004          1.061            7,942

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.052          1.101           22,477
                                                       2006      1.018          1.052           22,477

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.977           46,819
                                                       2006      1.003          1.027               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.016          1.057               --
                                                       2006      0.980          1.016               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.142          1.120               --
                                                       2006      1.114          1.142               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.077          249,695
                                                       2006      1.002          1.047          249,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.113          1.137           87,785
                                                       2006      1.043          1.113           87,816

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.094            8,457
                                                       2006      0.996          1.049            8,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981            7,942
                                                       2005      1.000          0.993            7,946

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.020          1.088           56,607
                                                       2006      1.001          1.020           56,633
                                                       2005      1.000          1.001           76,851

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.166          1.262               --
                                                       2006      1.070          1.166               --
                                                       2005      1.000          1.070               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.007          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      0.999          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055               --
                                                       2005      1.008          1.036          237,205

  Travelers Managed Income Subaccount (11/99)........  2006      0.991          0.980               --
                                                       2005      1.000          0.991               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           69,569

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           28,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           22,476

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304               --
                                                       2005      1.032          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.074          1.114               --
                                                       2005      1.000          1.074               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.087          1.247               --
                                                       2006      1.077          1.087               --
                                                       2005      1.000          1.077               --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152               --
                                                       2006      1.000          1.077               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330               --
                                                       2005      1.224          1.268               --
                                                       2004      1.181          1.224               --
                                                       2003      0.963          1.181               --
                                                       2002      1.000          0.963               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452               --
                                                       2005      1.356          1.391               --
                                                       2004      1.244          1.356               --
                                                       2003      0.960          1.244               --
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           35,121
                                                       2006      1.624          1.917           35,126
                                                       2005      1.452          1.624           33,966
                                                       2004      1.305          1.452           23,757
                                                       2003      0.984          1.305           14,210
                                                       2002      1.000          0.984               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925           45,095
                                                       2006      1.618          1.748           45,099
                                                       2005      1.420          1.618           43,539
                                                       2004      1.288          1.420           29,816
                                                       2003      0.961          1.288           18,424
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645           17,467
                                                       2006      1.415          1.598           17,480
                                                       2005      1.364          1.415           17,494
                                                       2004      1.261          1.364           17,509
                                                       2003      0.971          1.261           12,992
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610            3,713
                                                       2004      1.186          1.389            4,177
                                                       2003      0.968          1.186            8,793
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787               --
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.767          2.035               --
                                                       2006      1.615          1.767               --
                                                       2005      1.410          1.615               --
                                                       2004      1.247          1.410               --
                                                       2003      0.991          1.247               --
                                                       2002      1.000          0.991               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.082          2.353               --
                                                       2006      1.889          2.082               --
                                                       2005      1.633          1.889           18,885
                                                       2004      1.336          1.633           12,999
                                                       2003      0.986          1.336            9,625
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.215          1.236               --
                                                       2006      1.048          1.215               --
                                                       2005      1.027          1.048               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.558          1.699               --
                                                       2006      1.463          1.558               --
                                                       2005      1.424          1.463               --
                                                       2004      1.303          1.424               --
                                                       2003      0.969          1.303               --
                                                       2002      1.000          0.969               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459            3,077
                                                       2004      1.220          1.347            3,116
                                                       2003      0.994          1.220            3,153
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490               --
                                                       2006      2.202          2.765               --
                                                       2005      1.763          2.202               --
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           21,921
                                                       2006      1.608          1.914           21,921
                                                       2005      1.489          1.608               --
                                                       2004      1.281          1.489               --
                                                       2003      0.989          1.281               --
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535               --
                                                       2004      1.265          1.438               --
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.870          2.231               --
                                                       2006      1.684          1.870               --
                                                       2005      1.533          1.684               --
                                                       2004      1.298          1.533               --
                                                       2003      0.983          1.298               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527               --
                                                       2004      1.330          1.498               --
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485               --
                                                       2006      1.328          1.397               --
                                                       2005      1.274          1.328               --
                                                       2004      1.263          1.274               --
                                                       2003      0.960          1.263               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.577          1.569           11,855
                                                       2006      1.479          1.577           10,527
                                                       2005      1.351          1.479           10,534
                                                       2004      1.254          1.351           10,542
                                                       2003      0.951          1.254           10,550
                                                       2002      1.000          0.951               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.463          1.555               --
                                                       2006      1.300          1.463               --
                                                       2005      1.272          1.300               --
                                                       2004      1.193          1.272               --
                                                       2003      0.977          1.193               --
                                                       2002      1.000          0.977               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.465          1.461               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.334          1.377               --
                                                       2006      1.231          1.334               --
                                                       2005      1.205          1.231               --
                                                       2004      1.171          1.205               --
                                                       2003      0.979          1.171               --
                                                       2002      1.000          0.979               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.500          1.497               --
                                                       2006      1.347          1.500               --
                                                       2005      1.305          1.347               --
                                                       2004      1.249          1.305               --
                                                       2003      0.969          1.249               --
                                                       2002      1.000          0.969               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.336          1.394               --
                                                       2006      1.156          1.336               --
                                                       2005      1.181          1.156               --
                                                       2004      1.166          1.181               --
                                                       2003      0.963          1.166               --
                                                       2002      1.000          0.963               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551               --
                                                       2006      1.337          1.509               --
                                                       2005      1.308          1.337               --
                                                       2004      1.211          1.308               --
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.637          1.625            9,575
                                                       2006      1.430          1.637               --
                                                       2005      1.392          1.430               --
                                                       2004      1.312          1.392               --
                                                       2003      0.966          1.312               --
                                                       2002      1.000          0.966               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.582          1.627               --
                                                       2006      1.401          1.582               --
                                                       2005      1.341          1.401               --
                                                       2004      1.241          1.341               --
                                                       2003      0.963          1.241               --
                                                       2002      1.000          0.963               --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.922          2.003               --
                                                       2006      1.558          1.922               --
                                                       2005      1.423          1.558               --
                                                       2004      1.231          1.423               --
                                                       2003      0.986          1.231               --
                                                       2002      1.000          0.986               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658               --
                                                       2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.469               --
                                                       2006      1.388          1.424               --
                                                       2005      1.346          1.388               --
                                                       2004      1.369          1.346               --
                                                       2003      0.946          1.369               --
                                                       2002      1.000          0.946               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.607          1.687               --
                                                       2006      1.428          1.607               --
                                                       2005      1.345          1.428               --
                                                       2004      1.242          1.345               --
                                                       2003      0.977          1.242               --
                                                       2002      1.000          0.977               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.421          1.443               --
                                                       2006      1.291          1.421               --
                                                       2005      1.272          1.291               --
                                                       2004      1.216          1.272               --
                                                       2003      0.962          1.216               --
                                                       2002      1.000          0.962               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957               --
                                                       2006      1.642          1.815               --
                                                       2005      1.597          1.642               --
                                                       2004      1.415          1.597               --
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.202          1.202               --
                                                       2006      1.164          1.202               --
                                                       2005      1.158          1.164               --
                                                       2004      1.106          1.158               --
                                                       2003      1.010          1.106               --
                                                       2002      1.000          1.010               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.491          1.466            5,736
                                                       2006      1.371          1.491            5,740
                                                       2005      1.363          1.371            5,744
                                                       2004      1.259          1.363            5,748
                                                       2003      1.007          1.259            5,752
                                                       2002      1.000          1.007               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.008          1.037               --
                                                       2006      0.983          1.008               --
                                                       2005      0.975          0.983               --
                                                       2004      0.986          0.975               --
                                                       2003      1.000          0.986               --
                                                       2002      1.000          1.000               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864               --
                                                       2006      1.580          1.749               --
                                                       2005      1.537          1.580               --
                                                       2004      1.356          1.537               --
                                                       2003      0.974          1.356               --
                                                       2002      1.000          0.974               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            9,474
                                                       2005      1.389          1.417            9,670
                                                       2004      1.308          1.389            9,553
                                                       2003      0.960          1.308            9,550
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.591          1.670               --
                                                       2006      1.372          1.591               --
                                                       2005      1.314          1.372               --
                                                       2004      1.212          1.314               --
                                                       2003      0.969          1.212               --
                                                       2002      1.000          0.969               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592               --
                                                       2005      1.369          1.385               --
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618               --
                                                       2004      1.255          1.525               --
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883               --
                                                       2006      1.764          1.938               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080            3,322
                                                       2006      1.591          1.626            3,916

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.091               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054               --
                                                       2006      1.015          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567               --
                                                       2006      1.450          1.429               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408               --
                                                       2006      1.303          1.289               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.463               --
                                                       2006      1.259          1.387               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289               --
                                                       2006      1.114          1.169               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.422           20,063
                                                       2006      1.317          1.360           20,063

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795               --
                                                       2006      1.562          1.521               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.106          1.150               --
                                                       2006      1.068          1.106               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.360          1.332               --
                                                       2006      1.327          1.360               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393               --
                                                       2006      1.352          1.367               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489               --
                                                       2006      1.426          1.459               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393           85,919
                                                       2006      1.280          1.365           85,924

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101               --
                                                       2005      1.114          1.115               --
                                                       2004      1.044          1.114               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167           36,373
                                                       2006      1.076          1.095           36,588
                                                       2005      1.071          1.076           35,267
                                                       2004      1.042          1.071           25,374
                                                       2003      1.012          1.042           24,369
                                                       2002      1.000          1.012               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618               --
                                                       2006      1.374          1.496               --
                                                       2005      1.307          1.374               --
                                                       2004      1.240          1.307               --
                                                       2003      0.958          1.240               --
                                                       2002      1.000          0.958               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281               --
                                                       2006      1.860          2.138               --
                                                       2005      1.773          1.860               --
                                                       2004      1.433          1.773               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364               --
                                                       2004      1.226          1.279               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359               --
                                                       2004      1.232          1.327               --
                                                       2003      0.958          1.232               --
                                                       2002      1.000          0.958               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141               --
                                                       2005      1.007          1.075               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106               --
                                                       2005      0.999          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054               --
                                                       2005      1.008          1.035               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068               --
                                                       2005      1.087          1.080           23,350
                                                       2004      1.078          1.087           13,913
                                                       2003      1.014          1.078            9,585
                                                       2002      1.000          1.014               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478               --
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242           82,303
                                                       2004      1.126          1.230           53,215
                                                       2003      0.986          1.126           34,407
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      0.993          1.118               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537               --
                                                       2004      1.262          1.432               --
                                                       2003      1.001          1.262               --
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.306          1.317               --
                                                       2005      1.285          1.306               --
                                                       2004      1.181          1.285               --
                                                       2003      1.008          1.181               --
                                                       2002      1.000          1.008               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361               --
                                                       2004      1.260          1.361               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303               --
                                                       2005      1.032          1.133               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.340          1.537               --
                                                       2006      1.329          1.340               --
                                                       2005      1.257          1.329               --
                                                       2004      1.198          1.257               --
                                                       2003      0.959          1.198               --
                                                       2002      1.000          0.959               --

               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152                --
                                                       2006      1.000          1.077             6,213

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330                --
                                                       2005      1.224          1.268             4,676
                                                       2004      1.181          1.224            12,413
                                                       2003      0.963          1.181            17,759
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452                --
                                                       2005      1.356          1.391            47,989
                                                       2004      1.244          1.356            64,717
                                                       2003      0.960          1.244            56,384
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           499,634
                                                       2006      1.624          1.917           628,631
                                                       2005      1.452          1.624           576,073
                                                       2004      1.305          1.452           568,405
                                                       2003      0.984          1.305           230,499
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925         1,995,283
                                                       2006      1.618          1.748         2,262,900
                                                       2005      1.420          1.618         2,311,340
                                                       2004      1.288          1.420         2,174,558
                                                       2003      0.961          1.288         1,570,074
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645         2,158,603
                                                       2006      1.415          1.598         2,334,870
                                                       2005      1.364          1.415         2,450,277
                                                       2004      1.261          1.364         2,464,499
                                                       2003      0.971          1.261         1,651,863
                                                       2002      1.000          0.971                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            49,108
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.767          2.035           372,655
                                                       2006      1.615          1.767           339,713
                                                       2005      1.410          1.615           324,355
                                                       2004      1.247          1.410           298,724
                                                       2003      0.991          1.247           269,026
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.082          2.353           290,887
                                                       2006      1.889          2.082           305,836
                                                       2005      1.633          1.889           449,084
                                                       2004      1.336          1.633           440,395
                                                       2003      0.986          1.336           412,733
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.215          1.236           182,332
                                                       2006      1.048          1.215           173,553
                                                       2005      1.027          1.048                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.558          1.699           143,040
                                                       2006      1.463          1.558           192,908
                                                       2005      1.424          1.463           208,273
                                                       2004      1.303          1.424           215,079
                                                       2003      0.969          1.303           201,494
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           522,692
                                                       2004      1.220          1.347           480,020
                                                       2003      0.994          1.220           399,669
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            94,223
                                                       2006      2.202          2.765            75,587
                                                       2005      1.763          2.202            91,590
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           320,527
                                                       2006      1.608          1.914           375,537
                                                       2005      1.489          1.608           328,303
                                                       2004      1.281          1.489           310,191
                                                       2003      0.989          1.281           244,758
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            77,237
                                                       2004      1.265          1.438            53,572
                                                       2003      0.976          1.265            21,906
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.870          2.231           106,650
                                                       2006      1.684          1.870           107,057
                                                       2005      1.533          1.684           101,732
                                                       2004      1.298          1.533           113,467
                                                       2003      0.983          1.298            99,969
                                                       2002      1.000          0.983                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485                --
                                                       2006      1.328          1.397            43,087
                                                       2005      1.274          1.328            43,087
                                                       2004      1.263          1.274            43,087
                                                       2003      0.960          1.263            36,370
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.577          1.569         1,377,897
                                                       2006      1.479          1.577         1,531,737
                                                       2005      1.351          1.479         1,809,745
                                                       2004      1.254          1.351         1,816,909
                                                       2003      0.951          1.254         1,298,237
                                                       2002      1.000          0.951                --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.463          1.555           937,091
                                                       2006      1.300          1.463           976,227
                                                       2005      1.272          1.300         1,085,449
                                                       2004      1.193          1.272         1,128,648
                                                       2003      0.977          1.193           921,298
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.465          1.461           102,623

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.334          1.377         1,131,419
                                                       2006      1.231          1.334         1,209,899
                                                       2005      1.205          1.231         1,256,843
                                                       2004      1.171          1.205         1,461,710
                                                       2003      0.979          1.171         1,099,017
                                                       2002      1.000          0.979                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.500          1.497         3,432,326
                                                       2006      1.347          1.500         3,717,729
                                                       2005      1.305          1.347         4,165,660
                                                       2004      1.249          1.305         4,713,968
                                                       2003      0.969          1.249         3,197,280
                                                       2002      1.000          0.969                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.336          1.394            48,606
                                                       2006      1.156          1.336            48,632
                                                       2005      1.181          1.156            49,847
                                                       2004      1.166          1.181            49,884
                                                       2003      0.963          1.166            45,863
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           411,322
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.637          1.625           694,811
                                                       2006      1.430          1.637           555,906
                                                       2005      1.392          1.430           606,298
                                                       2004      1.312          1.392           638,547
                                                       2003      0.966          1.312           404,104
                                                       2002      1.000          0.966                --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.582          1.627           489,698
                                                       2006      1.401          1.582           389,097
                                                       2005      1.341          1.401           378,089
                                                       2004      1.241          1.341           460,907
                                                       2003      0.963          1.241           351,981
                                                       2002      1.000          0.963                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.922          2.003            15,786
                                                       2006      1.558          1.922            15,788
                                                       2005      1.423          1.558            15,792
                                                       2004      1.231          1.423            40,407
                                                       2003      0.986          1.231            38,851
                                                       2002      1.000          0.986                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           294,184
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.469           289,058
                                                       2006      1.388          1.424           381,905
                                                       2005      1.346          1.388           426,543
                                                       2004      1.369          1.346           454,406
                                                       2003      0.946          1.369           213,469
                                                       2002      1.000          0.946                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.607          1.687           250,439
                                                       2006      1.428          1.607           261,845
                                                       2005      1.345          1.428           398,914
                                                       2004      1.242          1.345           414,770
                                                       2003      0.977          1.242           186,432
                                                       2002      1.000          0.977                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.421          1.443                --
                                                       2006      1.291          1.421           105,166
                                                       2005      1.272          1.291           131,126
                                                       2004      1.216          1.272           174,476
                                                       2003      0.962          1.216           152,815
                                                       2002      1.000          0.962                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.202          1.202           181,253
                                                       2006      1.164          1.202           177,397
                                                       2005      1.158          1.164           171,178
                                                       2004      1.106          1.158           162,450
                                                       2003      1.010          1.106           136,928
                                                       2002      1.000          1.010                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.491          1.466           611,942
                                                       2006      1.371          1.491           657,969
                                                       2005      1.363          1.371           660,536
                                                       2004      1.259          1.363           626,071
                                                       2003      1.007          1.259           963,403
                                                       2002      1.000          1.007                --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.008          1.037           899,817
                                                       2006      0.983          1.008           886,641
                                                       2005      0.975          0.983           762,624
                                                       2004      0.986          0.975           533,026
                                                       2003      1.000          0.986           152,315
                                                       2002      1.000          1.000                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864                --
                                                       2006      1.580          1.749           140,991
                                                       2005      1.537          1.580           131,036
                                                       2004      1.356          1.537           164,400
                                                       2003      0.974          1.356            94,319
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           240,038
                                                       2005      1.389          1.417           248,233
                                                       2004      1.308          1.389           248,890
                                                       2003      0.960          1.308           211,895
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.591          1.670                --
                                                       2006      1.372          1.591            32,871
                                                       2005      1.314          1.372            32,871
                                                       2004      1.212          1.314            32,871
                                                       2003      0.969          1.212            32,871
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           377,032
                                                       2005      1.369          1.385           341,133
                                                       2004      1.239          1.369           290,674
                                                       2003      1.000          1.239           167,595

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           295,597
                                                       2005      1.525          1.618           320,871
                                                       2004      1.255          1.525           349,328
                                                       2003      1.000          1.255           217,985

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            32,936

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685            32,213

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126            25,543

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.091         1,154,384
                                                       2006      1.001          1.073           763,296

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054           450,430
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567            40,284
                                                       2006      1.450          1.429            41,909

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213           233,008

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.463            97,428
                                                       2006      1.259          1.387            66,418

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016           121,804
                                                       2006      1.003          1.217           144,660

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189           332,092

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.422             1,721
                                                       2006      1.317          1.360             5,955

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975           524,955
                                                       2006      1.003          1.026           286,299

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795           306,871
                                                       2006      1.562          1.521           280,513

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.106          1.150           378,055
                                                       2006      1.068          1.106           390,131

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.360          1.332            26,623
                                                       2006      1.327          1.360            22,159

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393           175,543
                                                       2006      1.352          1.367           181,146

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489           827,289
                                                       2006      1.426          1.459           863,921

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393         1,658,650
                                                       2006      1.280          1.365         1,719,060

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092           135,875
                                                       2006      0.996          1.048           138,503

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           352,054
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167         1,780,306
                                                       2006      1.076          1.095         2,021,694
                                                       2005      1.071          1.076         2,231,359
                                                       2004      1.042          1.071         2,095,600
                                                       2003      1.012          1.042         2,115,078
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618                --
                                                       2006      1.374          1.496                --
                                                       2005      1.307          1.374                --
                                                       2004      1.240          1.307                --
                                                       2003      0.958          1.240                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           214,063
                                                       2005      1.427          1.569           259,913
                                                       2004      1.253          1.427           238,693
                                                       2003      0.994          1.253           219,951
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           164,389
                                                       2005      1.773          1.860           169,474
                                                       2004      1.433          1.773           164,028
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            42,170
                                                       2004      1.226          1.279            43,412
                                                       2003      0.967          1.226            30,573
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           871,998
                                                       2004      1.232          1.327           837,507
                                                       2003      0.958          1.232           783,027
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           102,730
                                                       2004      1.181          1.233           113,899
                                                       2003      0.967          1.181           112,890
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.007          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           157,445

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054                --
                                                       2005      1.008          1.035             7,235

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068                --
                                                       2005      1.087          1.080           357,710
                                                       2004      1.078          1.087           383,293
                                                       2003      1.014          1.078           331,511
                                                       2002      1.000          1.014                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            35,013
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           281,973
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,858,321
                                                       2004      1.126          1.230         1,650,696
                                                       2003      0.986          1.126         1,307,672
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166            79,307
                                                       2004      0.993          1.118                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             1,732
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303                --
                                                       2005      1.032          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327                --
                                                       2005      1.211          1.280             9,882
                                                       2004      1.190          1.211             9,882
                                                       2003      0.966          1.190             9,882
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.340          1.537            21,973
                                                       2006      1.329          1.340            22,661
                                                       2005      1.257          1.329            32,908
                                                       2004      1.198          1.257            32,860
                                                       2003      0.959          1.198            32,305
                                                       2002      1.000          0.959                --




                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.193          1.251                --
                                                       2005      1.152          1.193                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.251          1.305                --
                                                       2005      1.220          1.251           132,406
                                                       2004      1.120          1.220            10,536
                                                       2003      1.000          1.120                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                --
                                                       2005      1.160          1.305           116,353
                                                       2004      1.093          1.160             1,456
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.741          1.959         1,801,100
                                                       2006      1.476          1.741         1,831,802
                                                       2005      1.320          1.476         1,656,597
                                                       2004      1.188          1.320           781,699
                                                       2003      1.000          1.188           163,988

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.557          1.714         4,035,520
                                                       2006      1.442          1.557         4,490,303
                                                       2005      1.266          1.442         4,170,128
                                                       2004      1.149          1.266         2,184,750
                                                       2003      1.000          1.149           117,074

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.451          1.493         5,106,165
                                                       2006      1.286          1.451         5,333,569
                                                       2005      1.240          1.286         4,908,904
                                                       2004      1.147          1.240         2,243,737
                                                       2003      1.000          1.147           210,838

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                --
                                                       2005      1.341          1.553                --
                                                       2004      1.145          1.341                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.545          2.008                --
                                                       2005      1.471          1.545            70,144
                                                       2004      1.143          1.471                --
                                                       2003      1.000          1.143                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            24,687
                                                       2004      1.074          1.201            11,644
                                                       2003      1.000          1.074                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294           122,256
                                                       2004      1.067          1.199            29,854
                                                       2003      1.049          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.614          1.858           693,182
                                                       2006      1.476          1.614           734,913
                                                       2005      1.289          1.476           718,779
                                                       2004      1.141          1.289           213,311
                                                       2003      1.000          1.141             5,137

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.863          2.105           593,780
                                                       2006      1.692          1.863           627,194
                                                       2005      1.463          1.692           529,369
                                                       2004      1.198          1.463           320,461
                                                       2003      1.000          1.198            52,180

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.214          1.234           787,441
                                                       2006      1.048          1.214           727,038
                                                       2005      1.027          1.048           358,736

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.424          1.552           164,457
                                                       2006      1.337          1.424           224,038
                                                       2005      1.302          1.337           309,962
                                                       2004      1.193          1.302           151,606
                                                       2003      1.000          1.193            44,940

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                --
                                                       2005      1.233          1.336           527,630
                                                       2004      1.117          1.233           259,463
                                                       2003      1.000          1.117            19,158

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.418          3.050           263,334
                                                       2006      1.927          2.418           255,907
                                                       2005      1.543          1.927           204,648
                                                       2004      1.263          1.543           100,690
                                                       2003      1.000          1.263                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.753          1.983         1,261,881
                                                       2006      1.474          1.753         1,444,064
                                                       2005      1.365          1.474         1,197,361
                                                       2004      1.176          1.365           350,933
                                                       2003      1.000          1.176            58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.408          1.680                --
                                                       2005      1.320          1.408           211,820
                                                       2004      1.161          1.320            34,020
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.642          1.958            57,218
                                                       2006      1.479          1.642           139,773
                                                       2005      1.348          1.479           142,414
                                                       2004      1.142          1.348            57,533
                                                       2003      1.000          1.142            18,494

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                --
                                                       2005      1.320          1.345           150,337
                                                       2004      1.173          1.320            71,596
                                                       2003      1.000          1.173            31,851

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.271          1.351                --
                                                       2006      1.209          1.271           124,082
                                                       2005      1.160          1.209           124,107
                                                       2004      1.151          1.160            53,839
                                                       2003      1.000          1.151                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.427          1.419         1,466,444
                                                       2006      1.338          1.427         1,513,671
                                                       2005      1.224          1.338         1,587,584
                                                       2004      1.136          1.224         1,214,648
                                                       2003      1.000          1.136           201,480

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.371          1.457           650,529
                                                       2006      1.219          1.371           694,135
                                                       2005      1.193          1.219           739,363
                                                       2004      1.120          1.193           201,625
                                                       2003      1.000          1.120            13,897

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.350          1.346           181,690

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.239          1.279         3,816,046
                                                       2006      1.144          1.239         3,880,028
                                                       2005      1.120          1.144         3,933,304
                                                       2004      1.089          1.120         2,918,367
                                                       2003      1.000          1.089           413,007

  LMPVET Capital Subaccount (10/02)..................  2007      1.354          1.351         2,727,064
                                                       2006      1.216          1.354         3,143,509
                                                       2005      1.179          1.216         3,412,786
                                                       2004      1.129          1.179         2,834,916
                                                       2003      1.000          1.129           247,777

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.260          1.314            27,557
                                                       2006      1.091          1.260            27,557
                                                       2005      1.116          1.091            44,406
                                                       2004      1.101          1.116            31,123
                                                       2003      1.000          1.101                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.406          1.445            70,037
                                                       2006      1.246          1.406            71,710
                                                       2005      1.220          1.246            54,094
                                                       2004      1.130          1.220            31,513
                                                       2003      1.000          1.130                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.456          1.444         1,533,286
                                                       2006      1.272          1.456         1,339,105
                                                       2005      1.239          1.272         1,502,679
                                                       2004      1.169          1.239         1,130,419
                                                       2003      1.000          1.169           199,202

  LMPVET Global Equity Subaccount (10/02)............  2007      1.451          1.491           531,295
                                                       2006      1.286          1.451           578,119
                                                       2005      1.232          1.286           608,747
                                                       2004      1.140          1.232           180,396
                                                       2003      1.000          1.140                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.829          1.906                --
                                                       2006      1.484          1.829                --
                                                       2005      1.355          1.484                --
                                                       2004      1.174          1.355                --
                                                       2003      1.000          1.174                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.500          1.527           176,672
                                                       2006      1.295          1.500           178,913
                                                       2005      1.240          1.295           211,338
                                                       2004      1.147          1.240            59,890
                                                       2003      1.000          1.147            35,867

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.214          1.252           708,136
                                                       2006      1.185          1.214           807,257
                                                       2005      1.149          1.185           969,284
                                                       2004      1.169          1.149           506,016
                                                       2003      1.000          1.169           100,648

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.496          1.570            77,414
                                                       2006      1.330          1.496           184,292
                                                       2005      1.253          1.330           284,316
                                                       2004      1.158          1.253           147,795
                                                       2003      1.000          1.158                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.310          1.329                --
                                                       2006      1.191          1.310           197,390
                                                       2005      1.174          1.191           248,950
                                                       2004      1.122          1.174           171,012
                                                       2003      1.000          1.122                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.584          1.707           306,710
                                                       2006      1.433          1.584           176,924
                                                       2005      1.395          1.433           171,490
                                                       2004      1.237          1.395           153,471
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          1.004           197,082
                                                       2006      0.991          1.011           197,881
                                                       2005      0.989          0.991           175,898
                                                       2004      0.997          0.989           113,933
                                                       2003      1.000          0.997                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.147          1.146           606,202
                                                       2006      1.111          1.147           744,777
                                                       2005      1.106          1.111           784,129
                                                       2004      1.057          1.106           581,383
                                                       2003      1.000          1.057            22,587

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.303          1.280           633,096
                                                       2006      1.198          1.303           639,415
                                                       2005      1.192          1.198           647,641
                                                       2004      1.101          1.192           411,650
                                                       2003      1.000          1.101           143,452

  LMPVIT Money Market Subaccount (11/99).............  2007      1.014          1.043           765,993
                                                       2006      0.990          1.014           784,624
                                                       2005      0.983          0.990           364,509
                                                       2004      0.994          0.983           333,535
                                                       2003      1.000          0.994                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.590          1.694                --
                                                       2006      1.437          1.590           133,773
                                                       2005      1.398          1.437           154,444
                                                       2004      1.235          1.398            90,724
                                                       2003      1.000          1.235            33,485

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                --
                                                       2006      1.266          1.465           333,463
                                                       2005      1.242          1.266           343,752
                                                       2004      1.170          1.242           276,133
                                                       2003      1.000          1.170            28,599

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.503          1.578                --
                                                       2006      1.297          1.503                --
                                                       2005      1.243          1.297                --
                                                       2004      1.147          1.243                --
                                                       2003      1.000          1.147                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                --
                                                       2006      1.273          1.463         1,010,675
                                                       2005      1.259          1.273           867,751
                                                       2004      1.140          1.259           527,515
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                --
                                                       2006      1.490          1.638           874,567
                                                       2005      1.405          1.490           884,793
                                                       2004      1.156          1.405           254,563
                                                       2003      1.000          1.156            56,642

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                --
                                                       2006      1.440          1.520           142,552

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.578          1.586           141,628

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.305            56,892
                                                       2006      1.266          1.345            28,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.776          1.726           730,659
                                                       2006      1.617          1.776           743,416

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.568          2.004            12,433
                                                       2006      1.534          1.568                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.273          1.125            56,464

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.090         2,037,094
                                                       2006      1.001          1.073         1,136,012

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.053         1,009,131
                                                       2006      1.015          1.069            14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.323          1.451            95,526
                                                       2006      1.344          1.323            95,808

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.288          1.406            12,707
                                                       2006      1.302          1.288            12,716

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.988          2.081            23,706

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.461           367,269
                                                       2006      1.257          1.385           434,857

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           183,159
                                                       2006      1.003          1.216           163,301

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189         1,009,227

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.447          1.489             3,035
                                                       2006      1.350          1.447             3,302

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                --
                                                       2006      1.113          1.168                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.241          1.296           311,164
                                                       2006      1.201          1.241           246,615

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.974           544,121
                                                       2006      1.003          1.026           402,340

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.314          1.550            41,528
                                                       2006      1.350          1.314            41,728

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.054          1.096           613,926
                                                       2006      1.019          1.054           619,253

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.289          1.261                --
                                                       2006      1.257          1.289                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.298          1.322           318,389
                                                       2006      1.285          1.298           342,858

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.339          1.365           626,371
                                                       2006      1.309          1.339           668,790

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069            15,996
                                                       2006      1.002          1.057            16,037

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074            73,045
                                                       2006      1.002          1.046            73,050

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075         1,124,177
                                                       2006      1.002          1.051           246,752

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074         1,355,072
                                                       2006      1.002          1.056           157,572

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.305          1.332         1,405,393
                                                       2006      1.225          1.305         1,736,193

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.091           306,946
                                                       2006      0.996          1.048           336,936

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139           228,841
                                                       2006      0.998          1.066           194,415

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                --
                                                       2006      1.116          1.101         1,034,670
                                                       2005      1.116          1.116           761,159
                                                       2004      1.046          1.116           360,434
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.075          1.145         1,913,809
                                                       2006      1.057          1.075         2,118,939
                                                       2005      1.053          1.057         2,038,278
                                                       2004      1.025          1.053         1,320,238
                                                       2003      1.000          1.025           212,809

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.357          1.467                --
                                                       2006      1.247          1.357                --
                                                       2005      1.187          1.247                --
                                                       2004      1.126          1.187                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                --
                                                       2006      1.477          1.849             2,466
                                                       2005      1.344          1.477                --
                                                       2004      1.180          1.344                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                --
                                                       2006      1.603          1.842           137,272
                                                       2005      1.529          1.603           114,865
                                                       2004      1.236          1.529            42,012
                                                       2003      1.000          1.236                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                --
                                                       2005      1.186          1.264            91,615
                                                       2004      1.137          1.186             8,207
                                                       2003      1.000          1.137                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                --
                                                       2005      1.219          1.248           594,858
                                                       2004      1.133          1.219           356,171
                                                       2003      1.000          1.133            46,186

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                --
                                                       2005      1.172          1.249            15,297
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                --
                                                       2005      1.007          1.074            14,121

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                --
                                                       2005      1.000          1.043           202,439

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           142,792

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.053                --
                                                       2005      1.008          1.035            58,836

  Travelers Managed Income Subaccount (11/99)........  2006      1.030          1.019                --
                                                       2005      1.037          1.030           531,729
                                                       2004      1.029          1.037           419,827
                                                       2003      1.000          1.029             6,725

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                --
                                                       2005      1.237          1.358            63,233
                                                       2004      1.090          1.237            21,338
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                --
                                                       2005      1.265          1.278            41,707
                                                       2004      1.132          1.265                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                --
                                                       2005      1.178          1.188         1,715,890
                                                       2004      1.079          1.178         1,111,199
                                                       2003      1.000          1.079            78,205

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165           303,452
                                                       2004      0.993          1.117           122,142

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                --
                                                       2005      1.314          1.410           708,291
                                                       2004      1.159          1.314           575,019
                                                       2003      1.000          1.159               788

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                --
                                                       2005      1.227          1.274             3,586
                                                       2004      1.127          1.227                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                --
                                                       2005      1.000          1.059                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.191          1.201                --
                                                       2005      1.173          1.191           253,499
                                                       2004      1.079          1.173            65,381
                                                       2003      1.000          1.079                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                --
                                                       2005      1.206          1.206           329,452
                                                       2004      1.117          1.206           126,430
                                                       2003      1.000          1.117                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.302                --
                                                       2005      1.032          1.133             1,556

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.213          1.257                --
                                                       2005      1.149          1.213                --
                                                       2004      1.129          1.149                --
                                                       2003      1.000          1.129                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.247          1.428            21,074
                                                       2006      1.237          1.247            21,074
                                                       2005      1.170          1.237            13,261
                                                       2004      1.116          1.170            13,267
                                                       2003      1.000          1.116                --

                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151               --
                                                       2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249               --
                                                       2004      1.120          1.220               --
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.738          1.955           83,938
                                                       2006      1.474          1.738           86,022
                                                       2005      1.319          1.474           89,838
                                                       2004      1.187          1.319           37,649
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.554          1.710          110,272
                                                       2006      1.440          1.554          160,431
                                                       2005      1.266          1.440          162,056
                                                       2004      1.149          1.266           50,046
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.449          1.490          119,046
                                                       2006      1.284          1.449          170,659
                                                       2005      1.239          1.284          171,218
                                                       2004      1.147          1.239           75,789
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.049          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.611          1.854            8,733
                                                       2006      1.474          1.611            8,737
                                                       2005      1.288          1.474            8,741
                                                       2004      1.141          1.288            8,746
                                                       2003      1.000          1.141            8,748

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.860          2.101           22,313
                                                       2006      1.690          1.860           22,317
                                                       2005      1.462          1.690           22,322
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.213          1.232               --
                                                       2006      1.048          1.213               --
                                                       2005      1.027          1.048               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.422          1.548            7,822
                                                       2006      1.336          1.422            7,831
                                                       2005      1.302          1.336            7,843
                                                       2004      1.192          1.302            7,433
                                                       2003      1.000          1.192            6,551

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334               --
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.414          3.044            3,285
                                                       2006      1.924          2.414            3,420
                                                       2005      1.542          1.924            3,578
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.750          1.979               --
                                                       2006      1.472          1.750           12,064
                                                       2005      1.364          1.472           12,064
                                                       2004      1.175          1.364            3,451
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.639          1.954               --
                                                       2006      1.478          1.639               --
                                                       2005      1.347          1.478               --
                                                       2004      1.142          1.347               --
                                                       2003      1.000          1.142               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349               --
                                                       2006      1.207          1.269            9,233
                                                       2005      1.160          1.207            8,498
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.415            8,376
                                                       2006      1.337          1.424               --
                                                       2005      1.223          1.337               --
                                                       2004      1.136          1.223               --
                                                       2003      1.000          1.136               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.369          1.453            2,347
                                                       2006      1.218          1.369            2,458
                                                       2005      1.192          1.218            2,581
                                                       2004      1.119          1.192               --
                                                       2003      1.000          1.119               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.347          1.343               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.237          1.276          322,377
                                                       2006      1.143          1.237          333,035
                                                       2005      1.120          1.143          352,158
                                                       2004      1.089          1.120          357,916
                                                       2003      1.000          1.089          292,892

  LMPVET Capital Subaccount (10/02)..................  2007      1.352          1.348           12,054
                                                       2006      1.215          1.352           12,059
                                                       2005      1.179          1.215           12,066
                                                       2004      1.129          1.179           12,072
                                                       2003      1.000          1.129           12,074

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.258          1.312               --
                                                       2006      1.090          1.258               --
                                                       2005      1.115          1.090               --
                                                       2004      1.101          1.115               --
                                                       2003      1.000          1.101               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.403          1.442               --
                                                       2006      1.245          1.403               --
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.453          1.441           46,876
                                                       2006      1.271          1.453           41,018
                                                       2005      1.238          1.271           42,517
                                                       2004      1.169          1.238           14,741
                                                       2003      1.000          1.169               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.449          1.488           49,125
                                                       2006      1.284          1.449           51,122
                                                       2005      1.231          1.284           52,677
                                                       2004      1.140          1.231           55,062
                                                       2003      1.000          1.140            9,003

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.826          1.902               --
                                                       2006      1.482          1.826               --
                                                       2005      1.354          1.482               --
                                                       2004      1.173          1.354               --
                                                       2003      1.000          1.173               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.212          1.250            6,057
                                                       2006      1.183          1.212            6,346
                                                       2005      1.148          1.183           14,223
                                                       2004      1.169          1.148            7,565
                                                       2003      1.000          1.169               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.494          1.567           12,190
                                                       2006      1.328          1.494           12,728
                                                       2005      1.252          1.328           20,292
                                                       2004      1.158          1.252            6,960
                                                       2003      1.000          1.158               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.308          1.327               --
                                                       2006      1.189          1.308               --
                                                       2005      1.173          1.189               --
                                                       2004      1.122          1.173               --
                                                       2003      1.000          1.122               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.581          1.703               --
                                                       2006      1.432          1.581               --
                                                       2005      1.394          1.432               --
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           17,210
                                                       2006      0.990          1.010           17,210
                                                       2005      0.988          0.990           21,619
                                                       2004      0.997          0.988           21,622
                                                       2003      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.145          1.144               --
                                                       2006      1.110          1.145               --
                                                       2005      1.105          1.110               --
                                                       2004      1.057          1.105               --
                                                       2003      1.000          1.057               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.300          1.277            3,495
                                                       2006      1.197          1.300            3,661
                                                       2005      1.191          1.197            3,844
                                                       2004      1.101          1.191               --
                                                       2003      1.000          1.101               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.013          1.040               --
                                                       2006      0.989          1.013               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691               --
                                                       2006      1.436          1.587               --
                                                       2005      1.397          1.436            6,229
                                                       2004      1.234          1.397            6,233
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.501          1.575               --
                                                       2006      1.296          1.501               --
                                                       2005      1.242          1.296               --
                                                       2004      1.147          1.242               --
                                                       2003      1.000          1.147               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           94,216
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           24,865
                                                       2005      1.404          1.488           23,389
                                                       2004      1.156          1.404              514
                                                       2003      1.000          1.156               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.576          1.582               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.272          1.123               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.089           62,933
                                                       2006      1.001          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.052           38,734
                                                       2006      1.015          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458               --
                                                       2006      1.256          1.384               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           24,961

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.239          1.293            3,641
                                                       2006      1.200          1.239            3,644

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974           41,741
                                                       2006      1.003          1.025           41,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.052          1.094            5,205
                                                       2006      1.017          1.052            5,205

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.287          1.259               --
                                                       2006      1.256          1.287               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.303          1.329           50,007
                                                       2006      1.223          1.303          115,433

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           25,681
                                                       2005      1.115          1.115           27,032
                                                       2004      1.046          1.115              321
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.073          1.143           87,003
                                                       2006      1.056          1.073           86,378
                                                       2005      1.052          1.056           85,546
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.355          1.463               --
                                                       2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839               --
                                                       2005      1.528          1.601               --
                                                       2004      1.236          1.528               --
                                                       2003      1.000          1.236               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.007          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      0.999          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.053               --
                                                       2005      1.008          1.034               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            4,772
                                                       2004      1.029          1.036               --
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          109,722
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      0.992          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            3,647
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.301               --
                                                       2005      1.032          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212               --
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.244          1.425               --
                                                       2006      1.236          1.244               --
                                                       2005      1.169          1.236               --
                                                       2004      1.115          1.169               --
                                                       2003      1.000          1.115               --




               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.149                --
                                                       2006      1.000          1.076             7,862

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.260          1.321                --
                                                       2005      1.219          1.260             5,955
                                                       2004      1.178          1.219             5,958
                                                       2003      0.963          1.178             5,962
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.382          1.442                --
                                                       2005      1.351          1.382            87,681
                                                       2004      1.242          1.351            53,488
                                                       2003      0.960          1.242             8,543
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.902          2.136           264,698
                                                       2006      1.614          1.902           243,233
                                                       2005      1.446          1.614           263,482
                                                       2004      1.303          1.446           234,185
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.734          1.905           560,251
                                                       2006      1.608          1.734           591,139
                                                       2005      1.415          1.608           608,837
                                                       2004      1.285          1.415           542,802
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.585          1.629           976,013
                                                       2006      1.406          1.585           981,249
                                                       2005      1.358          1.406         1,000,046
                                                       2004      1.258          1.358           950,041
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290             1,812
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.753          2.015            89,781
                                                       2006      1.606          1.753           113,109
                                                       2005      1.405          1.606           111,224
                                                       2004      1.245          1.405           123,753
                                                       2003      0.991          1.245            55,188
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.065          2.330            73,601
                                                       2006      1.878          2.065            71,557
                                                       2005      1.626          1.878            71,714
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.211          1.229           210,061
                                                       2006      1.047          1.211            34,644
                                                       2005      1.027          1.047                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.546          1.682            41,736
                                                       2006      1.454          1.546            56,156
                                                       2005      1.418          1.454            58,906
                                                       2004      1.300          1.418            56,400
                                                       2003      0.969          1.300            29,124
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           288,138
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.745          3.458            45,795
                                                       2006      2.190          2.745            47,212
                                                       2005      1.757          2.190            44,244
                                                       2004      1.440          1.757            50,617
                                                       2003      1.000          1.440            30,640

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.899          2.144            79,486
                                                       2006      1.598          1.899            77,535
                                                       2005      1.483          1.598            65,940
                                                       2004      1.279          1.483            61,084
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            77,554
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.855          2.209            17,950
                                                       2006      1.674          1.855            18,867
                                                       2005      1.527          1.674            27,542
                                                       2004      1.296          1.527            25,628
                                                       2003      0.983          1.296            18,539
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.386          1.472                --
                                                       2006      1.320          1.386                --
                                                       2005      1.269          1.320            20,272
                                                       2004      1.261          1.269                --
                                                       2003      0.960          1.261                --
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.564          1.553           271,215
                                                       2006      1.470          1.564           319,844
                                                       2005      1.346          1.470           331,153
                                                       2004      1.251          1.346           333,858
                                                       2003      0.951          1.251           177,260
                                                       2002      1.000          0.951                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.451          1.539           214,546
                                                       2006      1.292          1.451           128,547
                                                       2005      1.267          1.292           137,911
                                                       2004      1.190          1.267           130,325
                                                       2003      0.977          1.190           108,325
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.451          1.447            58,131

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.323          1.363         1,145,154
                                                       2006      1.224          1.323         1,365,232
                                                       2005      1.200          1.224         1,377,552
                                                       2004      1.168          1.200         1,374,620
                                                       2003      0.979          1.168         1,016,318
                                                       2002      1.000          0.979                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.488          1.482           773,476
                                                       2006      1.339          1.488           799,557
                                                       2005      1.300          1.339         1,005,196
                                                       2004      1.246          1.300         1,120,270
                                                       2003      0.969          1.246           559,967
                                                       2002      1.000          0.969                --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.325          1.380            10,445
                                                       2006      1.149          1.325            16,365
                                                       2005      1.176          1.149            16,173
                                                       2004      1.163          1.176             6,295
                                                       2003      0.963          1.163             6,109
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.624          1.609           354,564
                                                       2006      1.421          1.624           208,073
                                                       2005      1.386          1.421           244,750
                                                       2004      1.310          1.386           255,757
                                                       2003      0.966          1.310           109,298
                                                       2002      1.000          0.966                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.569          1.610           847,563
                                                       2006      1.392          1.569           853,067
                                                       2005      1.336          1.392           621,873
                                                       2004      1.239          1.336           294,992
                                                       2003      0.962          1.239                --
                                                       2002      1.000          0.962                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.907          1.983             1,894
                                                       2006      1.549          1.907             2,008
                                                       2005      1.417          1.549             2,008
                                                       2004      1.229          1.417             2,008
                                                       2003      0.986          1.229                --
                                                       2002      1.000          0.986                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.412          1.455           144,412
                                                       2006      1.380          1.412           156,218
                                                       2005      1.341          1.380           186,768
                                                       2004      1.366          1.341           198,544
                                                       2003      0.946          1.366           106,645
                                                       2002      1.000          0.946                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.594          1.670            11,287
                                                       2006      1.419          1.594            19,944
                                                       2005      1.339          1.419            42,942
                                                       2004      1.240          1.339            42,958
                                                       2003      0.977          1.240            27,736
                                                       2002      1.000          0.977                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.410          1.429                --
                                                       2006      1.284          1.410            68,918
                                                       2005      1.267          1.284            68,969
                                                       2004      1.213          1.267            68,535
                                                       2003      0.961          1.213                --
                                                       2002      1.000          0.961                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.801          1.938            52,625
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.006          0.998            33,007
                                                       2006      0.988          1.006            65,692
                                                       2005      0.987          0.988           105,280
                                                       2004      0.997          0.987            71,789
                                                       2003      1.000          0.997            30,870

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.193          1.190            37,384
                                                       2006      1.157          1.193            40,392
                                                       2005      1.153          1.157           201,480
                                                       2004      1.104          1.153           199,486
                                                       2003      1.010          1.104           169,179
                                                       2002      1.000          1.010                --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.479          1.452           562,737
                                                       2006      1.363          1.479           556,949
                                                       2005      1.358          1.363           592,813
                                                       2004      1.256          1.358           550,689
                                                       2003      1.007          1.256           282,296
                                                       2002      1.000          1.007                --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.000          1.026           234,454
                                                       2006      0.977          1.000           259,784
                                                       2005      0.971          0.977            37,008
                                                       2004      0.984          0.971            35,476
                                                       2003      0.999          0.984            17,168
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.735          1.848                --
                                                       2006      1.571          1.735            13,206
                                                       2005      1.531          1.571            65,581
                                                       2004      1.353          1.531            68,766
                                                       2003      0.974          1.353            18,794
                                                       2002      1.000          0.974                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.578          1.655                --
                                                       2006      1.364          1.578            23,866
                                                       2005      1.309          1.364            23,886
                                                       2004      1.210          1.309            23,907
                                                       2003      0.969          1.210            23,931
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           112,858
                                                       2005      1.364          1.378           126,897
                                                       2004      1.238          1.364            96,031
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767            78,050
                                                       2005      1.520          1.610            96,218
                                                       2004      1.253          1.520            56,353
                                                       2003      1.000          1.253            25,857

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           125,866

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.662          1.668           118,235

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.922          1.865            34,166
                                                       2006      1.752          1.922            48,650

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.613          2.059             7,981
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.269          1.120            14,166

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.087           484,074
                                                       2006      1.001          1.072           418,886

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           158,828
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.417          1.551            57,496
                                                       2006      1.440          1.417            60,677

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.094          2.191             8,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.117          1.178            76,508

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.972           111,671
                                                       2006      1.003          1.025            36,008

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.509          1.777            40,751
                                                       2006      1.552          1.509            43,270

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.097          1.139           104,599
                                                       2006      1.061          1.097           114,070

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.349          1.319             6,394
                                                       2006      1.318          1.349                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.356          1.379            97,173
                                                       2006      1.343          1.356           100,347

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.447          1.474            58,373
                                                       2006      1.417          1.447            69,711

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.088           123,985
                                                       2006      0.996          1.047           130,335

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092            81,833
                                                       2005      1.110          1.109           104,374
                                                       2004      1.042          1.110           168,773
                                                       2003      1.000          1.042            54,678

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.086          1.155           471,554
                                                       2006      1.069          1.086           561,674
                                                       2005      1.067          1.069           596,876
                                                       2004      1.040          1.067           576,706
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.484          1.602                --
                                                       2006      1.366          1.484             3,627
                                                       2005      1.302          1.366             4,172
                                                       2004      1.237          1.302             4,172
                                                       2003      0.958          1.237             9,165
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            32,939
                                                       2005      1.765          1.848            31,893
                                                       2004      1.430          1.765            15,972
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            76,662
                                                       2004      1.223          1.274            74,577
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351            70,507
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.007          1.074                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      0.999          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.052                --
                                                       2005      1.007          1.034                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.073          1.061                --
                                                       2005      1.082          1.073           296,846
                                                       2004      1.076          1.082           297,600
                                                       2003      1.014          1.076           267,025
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           141,770
                                                       2004      1.153          1.308           143,975
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            45,898
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      0.992          1.116                --

                                     VINTAGE XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            48,397
                                                       2004      1.259          1.426            47,726
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353            90,468
                                                       2004      1.257          1.355            90,472
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.300                --
                                                       2005      1.032          1.132                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.272          1.318                --
                                                       2005      1.206          1.272                --
                                                       2004      1.187          1.206                --
                                                       2003      0.966          1.187                --
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.330          1.521            23,206
                                                       2006      1.321          1.330            24,855
                                                       2005      1.251          1.321            25,581
                                                       2004      1.195          1.251            28,191
                                                       2003      0.959          1.195            27,256
                                                       2002      1.000          0.959                --

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- VINTAGE XTRA (SERIES II)

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.263          1.320                --
                                                       2005      1.227          1.263            29,292
                                                       2004      1.122          1.227             9,015
                                                       2003      1.000          1.122                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318            14,223
                                                       2004      1.095          1.167                --
                                                       2003      1.000          1.095                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.765          1.994         1,118,078
                                                       2006      1.490          1.765           818,557
                                                       2005      1.328          1.490           855,094
                                                       2004      1.189          1.328           285,553
                                                       2003      1.000          1.189            76,218

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.578          1.744         2,342,841
                                                       2006      1.456          1.578         2,323,601
                                                       2005      1.274          1.456         2,193,349
                                                       2004      1.151          1.274           925,645
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.471          1.520         1,824,287
                                                       2006      1.298          1.471         2,230,112
                                                       2005      1.247          1.298         2,413,867
                                                       2004      1.149          1.247         1,228,864
                                                       2003      1.000          1.149           114,363

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            13,149
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            40,633
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305            11,074
                                                       2004      1.067          1.205                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.636          1.891           916,727
                                                       2006      1.490          1.636           808,956
                                                       2005      1.297          1.490           538,450
                                                       2004      1.143          1.297           258,331
                                                       2003      1.000          1.143            25,783

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.889          2.142           338,028
                                                       2006      1.708          1.889           343,524
                                                       2005      1.471          1.708           284,045
                                                       2004      1.200          1.471           164,788
                                                       2003      1.000          1.200            47,679

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.222          1.247            14,640
                                                       2006      1.051          1.222            14,658
                                                       2005      1.028          1.051            14,677

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.443          1.579            37,287
                                                       2006      1.350          1.443            48,350
                                                       2005      1.310          1.350            53,082
                                                       2004      1.194          1.310             6,435
                                                       2003      1.000          1.194                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           106,153
                                                       2004      1.119          1.240            58,171
                                                       2003      1.000          1.119            15,016

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.451          3.104           101,745
                                                       2006      1.945          2.451            22,245
                                                       2005      1.552          1.945            28,839
                                                       2004      1.265          1.552             9,075
                                                       2003      1.000          1.265                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.777          2.018           688,024
                                                       2006      1.488          1.777           631,890
                                                       2005      1.373          1.488           559,313
                                                       2004      1.177          1.373           145,525
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421            83,892
                                                       2004      1.163          1.327                --
                                                       2003      1.000          1.163                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.665          1.993            85,765
                                                       2006      1.493          1.665            91,573
                                                       2005      1.355          1.493            47,020
                                                       2004      1.144          1.355            12,979
                                                       2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           131,766
                                                       2004      1.175          1.328           132,634
                                                       2003      1.000          1.175                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.288          1.371                --
                                                       2006      1.220          1.288                --
                                                       2005      1.167          1.220                --
                                                       2004      1.153          1.167                --
                                                       2003      1.000          1.153                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.446          1.444           455,138
                                                       2006      1.351          1.446           473,159
                                                       2005      1.230          1.351           393,060
                                                       2004      1.138          1.230           272,936
                                                       2003      1.000          1.138            12,684

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.390          1.482           579,765
                                                       2006      1.231          1.390           599,388
                                                       2005      1.200          1.231           619,523
                                                       2004      1.121          1.200           134,945
                                                       2003      1.000          1.121             4,692

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.373          1.370           367,948

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.256          1.301           345,062
                                                       2006      1.155          1.256           345,518
                                                       2005      1.127          1.155           374,750
                                                       2004      1.091          1.127           370,676
                                                       2003      1.000          1.091           100,086

  LMPVET Capital Subaccount (10/02)..................  2007      1.372          1.375         1,124,377
                                                       2006      1.228          1.372         1,270,516
                                                       2005      1.186          1.228         1,350,277
                                                       2004      1.131          1.186         1,236,377
                                                       2003      1.000          1.131           308,447

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.278          1.338            69,065
                                                       2006      1.101          1.278            66,314
                                                       2005      1.122          1.101            66,759
                                                       2004      1.103          1.122            16,895
                                                       2003      1.000          1.103             9,413

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.425          1.470           212,950
                                                       2006      1.258          1.425           214,579
                                                       2005      1.227          1.258           405,906
                                                       2004      1.132          1.227            18,984
                                                       2003      1.000          1.132            18,984

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.476          1.470           307,471
                                                       2006      1.284          1.476           308,877
                                                       2005      1.246          1.284           313,762
                                                       2004      1.171          1.246           129,712
                                                       2003      1.000          1.171            32,521

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.471          1.518           268,723
                                                       2006      1.298          1.471           268,743
                                                       2005      1.238          1.298           708,403
                                                       2004      1.142          1.238           223,979
                                                       2003      1.000          1.142                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.520          1.554           132,954
                                                       2006      1.307          1.520           134,186
                                                       2005      1.247          1.307           134,616
                                                       2004      1.149          1.247            45,124
                                                       2003      1.000          1.149             4,620

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.231          1.274           172,434
                                                       2006      1.196          1.231           226,289
                                                       2005      1.156          1.196           267,693
                                                       2004      1.171          1.156            93,001
                                                       2003      1.000          1.171             8,693

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.516          1.598            37,595
                                                       2006      1.343          1.516            38,354
                                                       2005      1.260          1.343           252,410
                                                       2004      1.160          1.260            28,139
                                                       2003      1.000          1.160             3,339

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.328          1.352                --
                                                       2006      1.202          1.328           374,105
                                                       2005      1.180          1.202           370,405
                                                       2004      1.124          1.180           115,972
                                                       2003      1.000          1.124             7,079

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.605          1.737            81,010
                                                       2006      1.447          1.605           201,504
                                                       2005      1.402          1.447           275,633
                                                       2004      1.239          1.402            79,221
                                                       2003      1.000          1.239            23,027

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.021            31,023
                                                       2006      1.001          1.025            31,023
                                                       2005      0.994          1.001            31,029
                                                       2004      0.999          0.994            31,036
                                                       2003      1.000          0.999                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.163          1.167            42,207
                                                       2006      1.122          1.163            43,450
                                                       2005      1.112          1.122            43,467
                                                       2004      1.059          1.112            43,484
                                                       2003      1.000          1.059               210

  LMPVIT High Income Subaccount (11/99)..............  2007      1.320          1.303           504,319
                                                       2006      1.210          1.320           510,187
                                                       2005      1.198          1.210           520,291
                                                       2004      1.103          1.198           455,720
                                                       2003      1.000          1.103            38,218

  LMPVIT Money Market Subaccount (11/99).............  2007      1.028          1.061           139,675
                                                       2006      0.999          1.028            90,227
                                                       2005      0.988          0.999            90,227
                                                       2004      0.996          0.988            10,361
                                                       2003      1.000          0.996           124,217

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.611          1.719                --
                                                       2006      1.451          1.611             1,849
                                                       2005      1.406          1.451            12,567
                                                       2004      1.237          1.406             1,998
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485            45,872
                                                       2005      1.248          1.278            46,309
                                                       2004      1.172          1.248            46,775
                                                       2003      1.000          1.172                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           207,320
                                                       2005      1.266          1.286           207,557
                                                       2004      1.142          1.266           101,869
                                                       2003      1.000          1.142                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           191,484
                                                       2005      1.413          1.504           179,170
                                                       2004      1.158          1.413            95,984
                                                       2003      1.000          1.158                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.602          1.614                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.354          1.319            19,167
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.801          1.756            70,126
                                                       2006      1.635          1.801            37,222

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.589          2.039            13,140
                                                       2006      1.551          1.589            13,144

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.283          1.137                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.075          1.097           520,056
                                                       2006      1.001          1.075           235,684

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.060           295,747
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.341          1.476                --
                                                       2006      1.358          1.341                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.297          1.421                --
                                                       2006      1.307          1.297                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.017          2.118             9,253

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.400          1.482            90,330
                                                       2006      1.267          1.400            88,544

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.022            68,320
                                                       2006      1.003          1.220            68,320

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.143          1.210            46,597

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.467          1.515            13,603
                                                       2006      1.365          1.467            14,106

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.319           367,127
                                                       2006      1.214          1.258           269,360

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.028          0.981           291,733
                                                       2006      1.003          1.028           277,734

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.332          1.577            29,790
                                                       2006      1.365          1.332            30,287

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.068          1.115            80,598
                                                       2006      1.030          1.068            80,598

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.306          1.284                --
                                                       2006      1.271          1.306                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.316          1.345             5,200
                                                       2006      1.299          1.316             5,208

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.357          1.390            30,113
                                                       2006      1.324          1.357            29,368

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.081                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.082                --
                                                       2006      1.002          1.054                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.323          1.356           456,871
                                                       2006      1.238          1.323           457,167

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.098           319,778
                                                       2006      0.996          1.051           320,188

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.147            36,434
                                                       2006      0.998          1.068            19,817

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116            47,079
                                                       2005      1.122          1.127            49,662
                                                       2004      1.048          1.122            59,583
                                                       2003      1.000          1.048             8,722

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.090          1.166           896,402
                                                       2006      1.067          1.090           524,630
                                                       2005      1.059          1.067           380,657
                                                       2004      1.026          1.059           232,845
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868            23,539
                                                       2005      1.537          1.619             9,448
                                                       2004      1.238          1.537             8,411
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276                --
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260            29,181
                                                       2004      1.134          1.226            49,924
                                                       2003      1.000          1.134            11,270

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260                --
                                                       2004      1.125          1.179                --
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.007          1.077            42,718

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      0.999          1.064           206,728

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.057                --
                                                       2005      1.008          1.037                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.040          1.030                --
                                                       2005      1.043          1.040            80,598
                                                       2004      1.031          1.043            80,598
                                                       2003      1.000          1.031            70,293

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371                --
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            11,949
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200           554,230
                                                       2004      1.080          1.185           137,796
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173            89,467
                                                       2004      0.993          1.120                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423            35,399
                                                       2004      1.160          1.321            33,057
                                                       2003      1.000          1.160             3,089

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            14,582
                                                       2004      1.129          1.234            12,386
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           413,524
                                                       2004      1.081          1.179           334,613
                                                       2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.135          1.307                --
                                                       2005      1.032          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.225          1.271                --
                                                       2005      1.155          1.225                --
                                                       2004      1.130          1.155                --
                                                       2003      1.000          1.130                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.264          1.454                --
                                                       2006      1.249          1.264           292,462
                                                       2005      1.176          1.249           231,197
                                                       2004      1.117          1.176                --
                                                       2003      1.000          1.117                --

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.261          1.318               --
                                                       2005      1.226          1.261               --
                                                       2004      1.122          1.226               --
                                                       2003      1.000          1.122               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.316          1.286               --
                                                       2005      1.166          1.316               --
                                                       2004      1.095          1.166               --
                                                       2003      1.000          1.095               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.762          1.989           35,047
                                                       2006      1.488          1.762           32,901
                                                       2005      1.327          1.488           32,922
                                                       2004      1.189          1.327           32,946
                                                       2003      1.000          1.189           15,170

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.576          1.740           62,330
                                                       2006      1.454          1.576           62,353
                                                       2005      1.273          1.454           62,381
                                                       2004      1.151          1.273           64,426
                                                       2003      1.000          1.151           11,767

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.469          1.517           43,601
                                                       2006      1.297          1.469           43,613
                                                       2005      1.246          1.297           43,627
                                                       2004      1.148          1.246           43,641
                                                       2003      1.000          1.148               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.566          1.549               --
                                                       2005      1.347          1.566               --
                                                       2004      1.146          1.347               --
                                                       2003      1.000          1.146               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.558          2.032               --
                                                       2005      1.479          1.558               --
                                                       2004      1.145          1.479               --
                                                       2003      1.000          1.145               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.420               --
                                                       2005      1.206          1.306               --
                                                       2004      1.074          1.206               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.304          1.453               --
                                                       2005      1.204          1.304               --
                                                       2004      1.067          1.204               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.633          1.887               --
                                                       2006      1.489          1.633               --
                                                       2005      1.296          1.489               --
                                                       2004      1.143          1.296               --
                                                       2003      1.000          1.143               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.885          2.138           27,670
                                                       2006      1.706          1.885           27,692
                                                       2005      1.470          1.706           27,718
                                                       2004      1.200          1.470           30,307
                                                       2003      1.000          1.200           16,388

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.221          1.245               --
                                                       2006      1.050          1.221               --
                                                       2005      1.028          1.050               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.441          1.576           17,926
                                                       2006      1.348          1.441           17,948
                                                       2005      1.309          1.348           17,972
                                                       2004      1.194          1.309           26,630
                                                       2003      1.000          1.194           13,504

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.347          1.568               --
                                                       2005      1.239          1.347           10,616
                                                       2004      1.119          1.239           10,631
                                                       2003      1.000          1.119            6,729

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.447          3.097            5,823
                                                       2006      1.943          2.447            5,292
                                                       2005      1.551          1.943            5,292
                                                       2004      1.265          1.551            7,888
                                                       2003      1.000          1.265               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.774          2.014           26,731
                                                       2006      1.486          1.774           18,185
                                                       2005      1.372          1.486           12,042
                                                       2004      1.177          1.372            6,932
                                                       2003      1.000          1.177            6,935

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.420          1.700               --
                                                       2005      1.326          1.420            5,230
                                                       2004      1.163          1.326               --
                                                       2003      1.000          1.163               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.662          1.989               --
                                                       2006      1.492          1.662               --
                                                       2005      1.354          1.492               --
                                                       2004      1.143          1.354               --
                                                       2003      1.000          1.143               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.357          1.521               --
                                                       2005      1.327          1.357               --
                                                       2004      1.175          1.327               --
                                                       2003      1.000          1.175               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.286          1.369               --
                                                       2006      1.219          1.286               --
                                                       2005      1.166          1.219               --
                                                       2004      1.153          1.166               --
                                                       2003      1.000          1.153               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.444          1.441           17,558
                                                       2006      1.350          1.444            9,176
                                                       2005      1.230          1.350            1,870
                                                       2004      1.137          1.230               --
                                                       2003      1.000          1.137               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.388          1.479               --
                                                       2006      1.230          1.388               --
                                                       2005      1.199          1.230               --
                                                       2004      1.121          1.199               --
                                                       2003      1.000          1.121               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.370          1.367               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.254          1.299            8,498
                                                       2006      1.154          1.254            8,498
                                                       2005      1.126          1.154               --
                                                       2004      1.091          1.126               --
                                                       2003      1.000          1.091               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.370          1.372            5,803
                                                       2006      1.226          1.370            5,803
                                                       2005      1.185          1.226            5,812
                                                       2004      1.130          1.185               --
                                                       2003      1.000          1.130               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.276          1.335               --
                                                       2006      1.100          1.276               --
                                                       2005      1.121          1.100               --
                                                       2004      1.103          1.121               --
                                                       2003      1.000          1.103               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.422          1.467               --
                                                       2006      1.257          1.422               --
                                                       2005      1.226          1.257               --
                                                       2004      1.131          1.226               --
                                                       2003      1.000          1.131               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.473          1.467               --
                                                       2006      1.283          1.473               --
                                                       2005      1.245          1.283               --
                                                       2004      1.170          1.245               --
                                                       2003      1.000          1.170               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.468          1.514               --
                                                       2006      1.296          1.468               --
                                                       2005      1.238          1.296               --
                                                       2004      1.142          1.238               --
                                                       2003      1.000          1.142               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.518          1.550           10,565
                                                       2006      1.305          1.518           10,577
                                                       2005      1.246          1.305           10,591
                                                       2004      1.149          1.246           10,606
                                                       2003      1.000          1.149           10,611

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.228          1.272               --
                                                       2006      1.195          1.228               --
                                                       2005      1.155          1.195               --
                                                       2004      1.170          1.155               --
                                                       2003      1.000          1.170               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.514          1.595               --
                                                       2006      1.341          1.514               --
                                                       2005      1.259          1.341               --
                                                       2004      1.160          1.259               --
                                                       2003      1.000          1.160               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.326          1.349               --
                                                       2006      1.201          1.326               --
                                                       2005      1.180          1.201               --
                                                       2004      1.124          1.180               --
                                                       2003      1.000          1.124               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.602          1.733               --
                                                       2006      1.445          1.602               --
                                                       2005      1.401          1.445               --
                                                       2004      1.238          1.401               --
                                                       2003      1.000          1.238               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.023          1.019               --
                                                       2006      0.999          1.023               --
                                                       2005      0.993          0.999               --
                                                       2004      0.998          0.993               --
                                                       2003      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.161          1.164               --
                                                       2006      1.120          1.161               --
                                                       2005      1.111          1.120               --
                                                       2004      1.059          1.111               --
                                                       2003      1.000          1.059               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.318          1.300            7,759
                                                       2006      1.208          1.318            7,759
                                                       2005      1.198          1.208            7,759
                                                       2004      1.103          1.198            9,214
                                                       2003      1.000          1.103               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.027          1.059           57,266
                                                       2006      0.998          1.027           57,266
                                                       2005      0.987          0.998           57,266
                                                       2004      0.995          0.987               --
                                                       2003      1.000          0.995            6,903

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.609          1.716               --
                                                       2006      1.449          1.609               --
                                                       2005      1.405          1.449               --
                                                       2004      1.236          1.405               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.482          1.554               --
                                                       2006      1.276          1.482               --
                                                       2005      1.248          1.276               --
                                                       2004      1.172          1.248               --
                                                       2003      1.000          1.172               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.480          1.538               --
                                                       2006      1.284          1.480               --
                                                       2005      1.265          1.284               --
                                                       2004      1.142          1.265               --
                                                       2003      1.000          1.142               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.657          1.826               --
                                                       2006      1.502          1.657               --
                                                       2005      1.412          1.502               --
                                                       2004      1.158          1.412               --
                                                       2003      1.000          1.158               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.538          1.613               --
                                                       2006      1.454          1.538               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.599          1.610               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.353          1.317               --
                                                       2006      1.270          1.353               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.798          1.752               --
                                                       2006      1.632          1.798               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.587          2.035               --
                                                       2006      1.549          1.587               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.282          1.135               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.075          1.096           26,138
                                                       2006      1.001          1.075           15,260

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.059               --
                                                       2006      1.015          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.339          1.473               --
                                                       2006      1.356          1.339               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.296          1.419               --
                                                       2006      1.306          1.296               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.014          2.113               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.398          1.480               --
                                                       2006      1.266          1.398               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.219          1.021               --
                                                       2006      1.003          1.219               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.141          1.208               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.464          1.512            5,796
                                                       2006      1.363          1.464            5,802

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.175          1.296               --
                                                       2006      1.117          1.175               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.255          1.316               --
                                                       2006      1.213          1.255               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.028          0.980           10,744
                                                       2006      1.003          1.028               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.329          1.574               --
                                                       2006      1.363          1.329               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.067          1.113               --
                                                       2006      1.028          1.067               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.304          1.281               --
                                                       2006      1.269          1.304               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.314          1.342               --
                                                       2006      1.297          1.314               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.355          1.387               --
                                                       2006      1.322          1.355               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.076               --
                                                       2006      1.002          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.081               --
                                                       2006      1.001          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.080               --
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.081               --
                                                       2006      1.002          1.054               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.081               --
                                                       2006      1.002          1.059               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.321          1.353            3,654
                                                       2006      1.237          1.321            3,661

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.097           32,733
                                                       2006      0.996          1.050           18,356

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.146               --
                                                       2006      0.998          1.068               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.114          1.136               --
                                                       2006      1.126          1.114               --
                                                       2005      1.121          1.126               --
                                                       2004      1.047          1.121               --
                                                       2003      1.000          1.047               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.088          1.163               --
                                                       2006      1.066          1.088               --
                                                       2005      1.058          1.066               --
                                                       2004      1.026          1.058               --
                                                       2003      1.000          1.026               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.871          2.024               --
                                                       2006      1.490          1.871               --
                                                       2005      1.350          1.490               --
                                                       2004      1.182          1.350               --
                                                       2003      1.000          1.182               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.864          1.990               --
                                                       2006      1.617          1.864            5,886
                                                       2005      1.536          1.617            5,886
                                                       2004      1.238          1.536               --
                                                       2003      1.000          1.238               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.274          1.356               --
                                                       2005      1.192          1.274               --
                                                       2004      1.138          1.192               --
                                                       2003      1.000          1.138               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.258          1.322               --
                                                       2005      1.225          1.258               --
                                                       2004      1.134          1.225               --
                                                       2003      1.000          1.134               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.259          1.297               --
                                                       2005      1.178          1.259               --
                                                       2004      1.125          1.178               --
                                                       2003      1.000          1.125               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.144               --
                                                       2005      1.007          1.077               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034               --
                                                       2005      1.000          1.030               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.082               --
                                                       2005      1.000          1.045               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110               --
                                                       2005      0.999          1.064               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.057               --
                                                       2005      1.008          1.037               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.039          1.028               --
                                                       2005      1.042          1.039               --
                                                       2004      1.031          1.042               --
                                                       2003      1.000          1.031               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.370          1.454               --
                                                       2005      1.243          1.370               --
                                                       2004      1.091          1.243               --
                                                       2003      1.000          1.091               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.288          1.363               --
                                                       2005      1.272          1.288               --
                                                       2004      1.133          1.272               --
                                                       2003      1.000          1.133               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.198          1.237               --
                                                       2005      1.184          1.198            3,668
                                                       2004      1.080          1.184            3,677
                                                       2003      1.000          1.080            3,680

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.172          1.266               --
                                                       2005      1.120          1.172               --
                                                       2004      0.993          1.120               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.422          1.632               --
                                                       2005      1.320          1.422               --
                                                       2004      1.160          1.320               --
                                                       2003      1.000          1.160               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.285          1.363               --
                                                       2005      1.233          1.285            5,809
                                                       2004      1.129          1.233            5,817
                                                       2003      1.000          1.129            5,820

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.117               --
                                                       2005      1.000          1.061               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.201          1.213               --
                                                       2005      1.179          1.201               --
                                                       2004      1.081          1.179               --
                                                       2003      1.000          1.081               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.216          1.268               --
                                                       2005      1.212          1.216               --
                                                       2004      1.118          1.212               --
                                                       2003      1.000          1.118               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.135          1.306               --
                                                       2005      1.032          1.135               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270               --
                                                       2005      1.000          1.108               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.223          1.269               --
                                                       2005      1.154          1.223               --
                                                       2004      1.130          1.154               --
                                                       2003      1.000          1.130               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.261          1.450               --
                                                       2006      1.247          1.261               --
                                                       2005      1.175          1.247               --
                                                       2004      1.117          1.175               --
                                                       2003      1.000          1.117               --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.80% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.145          1.196                 --
                                                       2005      1.115          1.145            168,472
                                                       2004      1.020          1.115            148,290
                                                       2003      0.786          1.020            148,070
                                                       2002      0.980          0.786            193,818

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613
                                                       2001      0.836          0.749          2,203,655

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.440          1.625         13,245,134
                                                       2006      1.218          1.440         13,657,569
                                                       2005      1.087          1.218         13,499,365
                                                       2004      0.975          1.087         14,038,586
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123
                                                       2001      0.993          0.875          1,544,419

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.332          1.469         16,856,562
                                                       2006      1.230          1.332         17,694,815
                                                       2005      1.078          1.230         18,663,020
                                                       2004      0.975          1.078         17,617,208
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684
                                                       2001      1.088          0.978          4,340,090

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.468          1.514         20,486,553
                                                       2006      1.297          1.468         21,164,791
                                                       2005      1.248          1.297         21,344,424
                                                       2004      1.151          1.248         21,686,362
                                                       2003      0.885          1.151         19,684,170
                                                       2002      1.104          0.885         13,136,644
                                                       2001      1.121          1.104          2,553,991

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014
                                                       2001      0.634          0.538            649,555

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            185,547
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664
                                                       2001      1.146          1.252             11,465

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.438          1.659          1,335,478
                                                       2006      1.312          1.438          1,199,063
                                                       2005      1.143          1.312          1,150,674
                                                       2004      1.009          1.143          1,099,601
                                                       2003      0.800          1.009            569,672
                                                       2002      0.900          0.800            850,748
                                                       2001      0.956          0.900            549,352

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.928          2.184            672,647
                                                       2006      1.746          1.928            716,973
                                                       2005      1.507          1.746            802,560
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.025          0.906            307,773
                                                       2001      0.992          1.025              7,278

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.219          1.242            716,066
                                                       2006      1.050          1.219            364,583
                                                       2005      1.028          1.050            255,534

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.911          0.995            321,654
                                                       2006      0.853          0.911            246,241
                                                       2005      0.829          0.853            251,441
                                                       2004      0.757          0.829            278,131
                                                       2003      0.562          0.757            316,594
                                                       2002      0.802          0.562            279,521
                                                       2001      0.826          0.802            263,943

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            463,669
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      0.996          0.842             10,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523            394,199
                                                       2006      2.214          2.785            326,263
                                                       2005      1.769          2.214            293,516
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.372          1.556          1,587,080
                                                       2006      1.151          1.372          1,809,044
                                                       2005      1.063          1.151          1,501,530
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308
                                                       2001      1.028          0.879            629,693

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             95,208
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      0.980          0.790             14,815

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.541          0.647            473,816
                                                       2006      0.486          0.541            499,430
                                                       2005      0.442          0.486            479,290
                                                       2004      0.373          0.442            504,404
                                                       2003      0.282          0.373            577,215
                                                       2002      0.399          0.282            768,122
                                                       2001      0.535          0.399            957,864

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            187,492
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.941          1.001                 --
                                                       2006      0.893          0.941            212,210
                                                       2005      0.855          0.893            213,006
                                                       2004      0.846          0.855            296,625
                                                       2003      0.641          0.846            353,158
                                                       2002      0.892          0.641            325,735
                                                       2001      1.000          0.892            254,423

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.436          1.431          5,063,184
                                                       2006      1.344          1.436          6,770,801
                                                       2005      1.225          1.344          7,517,429
                                                       2004      1.135          1.225          7,989,741
                                                       2003      0.859          1.135          8,426,576
                                                       2002      1.298          0.859          7,951,344
                                                       2001      1.316          1.298          4,928,732

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.180          1.257          2,741,508
                                                       2006      1.047          1.180          3,012,917
                                                       2005      1.022          1.047          3,208,097
                                                       2004      0.956          1.022          3,542,077
                                                       2003      0.782          0.956          3,677,132
                                                       2002      0.965          0.782          3,047,877
                                                       2001      1.009          0.965          1,776,997

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.643          1.640            156,746

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.424          1.473          2,118,495
                                                       2006      1.312          1.424          2,102,595
                                                       2005      1.281          1.312          1,943,861
                                                       2004      1.242          1.281          1,469,076
                                                       2003      1.037          1.242          1,212,059
                                                       2002      1.000          1.037             85,778

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (10/02)..................  2007      1.654          1.654            652,563
                                                       2006      1.482          1.654            808,923
                                                       2005      1.434          1.482            961,372
                                                       2004      1.369          1.434          1,130,241
                                                       2003      1.060          1.369          1,552,275
                                                       2002      1.000          1.060             64,335

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.906          0.947            284,921
                                                       2006      0.782          0.906            301,436
                                                       2005      0.798          0.782            370,785
                                                       2004      0.786          0.798            311,117
                                                       2003      0.648          0.786            308,611
                                                       2002      0.891          0.648            438,194
                                                       2001      1.008          0.891             50,962

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211
                                                       2001      0.885          0.817          2,026,387

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.528          1.519          6,572,810
                                                       2006      1.332          1.528          5,544,971
                                                       2005      1.294          1.332          6,348,605
                                                       2004      1.217          1.294          7,138,888
                                                       2003      0.894          1.217          7,499,816
                                                       2002      1.157          0.894          7,710,583
                                                       2001      1.232          1.157          4,922,412

  LMPVET Global Equity Subaccount (10/02)............  2007      1.778          1.832            359,479
                                                       2006      1.571          1.778            361,800
                                                       2005      1.502          1.571            444,497
                                                       2004      1.387          1.502            375,028
                                                       2003      1.073          1.387            202,888
                                                       2002      1.000          1.073             33,025

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.401          1.430          2,274,646
                                                       2006      1.206          1.401            907,943
                                                       2005      1.153          1.206          1,105,738
                                                       2004      1.064          1.153          1,177,171
                                                       2003      0.818          1.064          1,323,286
                                                       2002      1.083          0.818          1,169,456
                                                       2001      1.168          1.083          1,074,948

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      0.961          0.994          2,987,839
                                                       2006      0.936          0.961          3,448,306
                                                       2005      0.905          0.936          3,967,847
                                                       2004      0.918          0.905          4,418,490
                                                       2003      0.634          0.918          4,722,739
                                                       2002      0.858          0.634          3,981,401
                                                       2001      0.916          0.858          4,414,564

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.575          1.658            869,988
                                                       2006      1.397          1.575          1,003,790
                                                       2005      1.313          1.397          1,079,722
                                                       2004      1.211          1.313          1,323,755
                                                       2003      0.950          1.211          1,414,246
                                                       2002      1.196          0.950          1,135,832
                                                       2001      1.260          1.196            964,441

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.592          1.619                 --
                                                       2006      1.443          1.592            161,382
                                                       2005      1.419          1.443            175,841
                                                       2004      1.353          1.419            181,446
                                                       2003      1.068          1.353            123,563
                                                       2002      1.000          1.068                 --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.537          1.661            710,882
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599
                                                       2001      1.276          1.270            272,556

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015             17,815
                                                       2006      0.997          1.020             20,545
                                                       2005      0.992          0.997             12,967
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.265          1.267            810,237
                                                       2006      1.222          1.265          1,005,802
                                                       2005      1.214          1.222          1,078,926
                                                       2004      1.157          1.214          1,402,899
                                                       2003      1.055          1.157          1,827,618
                                                       2002      1.024          1.055            839,370
                                                       2001      1.045          1.024            893,723

  LMPVIT High Income Subaccount (11/99)..............  2007      1.231          1.213            969,988
                                                       2006      1.130          1.231          1,084,539
                                                       2005      1.121          1.130          1,273,841
                                                       2004      1.033          1.121          1,472,120
                                                       2003      0.825          1.033          1,602,990
                                                       2002      0.868          0.825          1,194,393
                                                       2001      0.994          0.868            839,928

  LMPVIT Money Market Subaccount (11/99).............  2007      1.081          1.114          3,842,505
                                                       2006      1.052          1.081          3,283,341
                                                       2005      1.042          1.052          2,013,835
                                                       2004      1.051          1.042          2,677,978
                                                       2003      1.063          1.051          3,107,302
                                                       2002      1.069          1.063          6,655,526
                                                       2001      1.057          1.069          3,792,004

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.245          1.328                 --
                                                       2006      1.123          1.245            270,374
                                                       2005      1.090          1.123            242,488
                                                       2004      0.960          1.090            231,928
                                                       2003      0.688          0.960            199,188
                                                       2002      0.943          0.688             98,063
                                                       2001      0.987          0.943             17,285

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,886,357
                                                       2005      1.286          1.314          2,155,632
                                                       2004      1.209          1.286          2,291,751
                                                       2003      0.885          1.209          2,556,109
                                                       2002      1.203          0.885          2,730,229
                                                       2001      1.252          1.203          1,624,219

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            307,543
                                                       2005      1.373          1.393            290,785
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            611,811
                                                       2005      1.531          1.627            695,119
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.027          1.033            924,596

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.139          1.109            698,065
                                                       2006      1.035          1.139            573,755

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.671          0.859            613,725
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.279          1.132             47,848

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.094            892,261
                                                       2006      1.001          1.074            872,387

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.058            947,864
                                                       2006      1.015          1.071            127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.960          1.055            124,834
                                                       2006      0.973          0.960            161,496

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.554            190,980

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.474            594,073
                                                       2006      1.264          1.395            476,839

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020            478,049
                                                       2006      1.003          1.218            536,697

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200            467,936

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.435          1.503            240,999
                                                       2006      1.388          1.435            140,064

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.979            919,079
                                                       2006      1.003          1.027            402,744

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.580          0.686            910,279
                                                       2006      0.595          0.580            972,237

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.224          1.276            843,921
                                                       2006      1.181          1.224            856,155

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      0.737          0.723            486,918
                                                       2006      0.718          0.737            161,739

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.832          0.849          1,260,761
                                                       2006      0.822          0.832          1,597,235

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.345          1.375            746,511
                                                       2006      1.313          1.345            961,336

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074             38,414
                                                       2006      1.002          1.059             47,700

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079          1,879,974
                                                       2006      1.002          1.053          1,137,572

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            413,868

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.468          1.502         10,357,364
                                                       2006      1.375          1.468         11,377,250

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096            206,808
                                                       2006      0.996          1.050            403,058

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            455,584
                                                       2005      1.118          1.121            507,343
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.227          1.310          3,593,841
                                                       2006      1.203          1.227          3,876,869
                                                       2005      1.195          1.203          4,170,974
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486
                                                       2001      1.009          1.050          1,040,045

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648
                                                       2001      0.982          0.855             86,605

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            417,164
                                                       2005      1.588          1.669            463,651
                                                       2004      1.281          1.588            465,147
                                                       2003      0.871          1.281            572,206
                                                       2002      1.086          0.871            653,195
                                                       2001      1.047          1.086            141,792

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            169,742
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857
                                                       2001      0.972          0.862            898,773

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598
                                                       2001      1.099          1.037            993,080

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781
                                                       2001      0.864          0.769            439,291

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.007          1.076             33,731

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045                 --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      0.999          1.063            344,293

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.056                 --
                                                       2005      1.008          1.036            110,884

  Travelers Managed Income Subaccount (11/99)........  2006      1.193          1.181                 --
                                                       2005      1.198          1.193            992,587
                                                       2004      1.186          1.198          1,256,804
                                                       2003      1.114          1.186          2,050,418
                                                       2002      1.110          1.114          1,264,864
                                                       2001      1.095          1.110            630,893

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259
                                                       2001      0.951          0.803            662,621

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,006,935
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572
                                                       2001      0.847          0.734            107,322

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         11,368,224
                                                       2004      1.204          1.318         11,877,187
                                                       2003      1.052          1.204         10,446,839
                                                       2002      1.131          1.052          7,540,877
                                                       2001      1.155          1.131          3,539,246

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            336,557
                                                       2004      0.993          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081
                                                       2001      0.891          0.683             25,354

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            137,201
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525
                                                       2001      1.031          1.015              7,608

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,165,219
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962
                                                       2001      0.916          0.787          1,336,240

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.032          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.692          0.718                 --
                                                       2005      0.653          0.692            142,322
                                                       2004      0.641          0.653            162,682
                                                       2003      0.519          0.641            211,308
                                                       2002      0.748          0.519            239,297
                                                       2001      0.819          0.748            269,829

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      0.774          0.889          1,041,877
                                                       2006      0.766          0.774          1,012,027
                                                       2005      0.722          0.766          1,132,121
                                                       2004      0.687          0.722          1,326,872
                                                       2003      0.549          0.687          1,838,477
                                                       2002      0.829          0.549          2,153,337
                                                       2001      1.026          0.829          1,864,780




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.257          1.313                --
                                                       2005      1.224          1.257                --
                                                       2004      1.121          1.224                --
                                                       2003      1.000          1.121                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.753          1.976           199,582
                                                       2006      1.483          1.753           190,511
                                                       2005      1.324          1.483           192,656
                                                       2004      1.188          1.324           153,924
                                                       2003      1.000          1.188                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.568          1.729           364,768
                                                       2006      1.449          1.568           466,594
                                                       2005      1.270          1.449           472,693
                                                       2004      1.150          1.270           479,818
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.507         1,389,509
                                                       2006      1.292          1.461         1,535,674
                                                       2005      1.244          1.292         1,549,452
                                                       2004      1.148          1.244         1,427,039
                                                       2003      1.000          1.148             6,912

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            10,550
                                                       2004      1.074          1.204                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            22,867
                                                       2004      1.067          1.202                --
                                                       2003      1.000          1.067                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.625          1.874           106,953
                                                       2006      1.483          1.625           106,958
                                                       2005      1.293          1.483           106,968
                                                       2004      1.142          1.293            65,466
                                                       2003      1.000          1.142                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.876          2.124           149,854
                                                       2006      1.700          1.876           151,053
                                                       2005      1.467          1.700           150,707
                                                       2004      1.199          1.467            47,014
                                                       2003      1.000          1.199                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.218          1.240            40,069
                                                       2006      1.049          1.218                --
                                                       2005      1.027          1.049                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.434          1.565            16,832
                                                       2006      1.344          1.434            19,101
                                                       2005      1.306          1.344            19,104
                                                       2004      1.193          1.306            19,107
                                                       2003      1.000          1.193                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342            82,653
                                                       2004      1.118          1.236            29,759
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.434          3.077           152,885
                                                       2006      1.936          2.434           175,387
                                                       2005      1.547          1.936           175,863
                                                       2004      1.264          1.547           120,614
                                                       2003      1.000          1.264                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.765          2.001            34,313
                                                       2006      1.481          1.765            67,492
                                                       2005      1.369          1.481            69,043
                                                       2004      1.176          1.369            49,391
                                                       2003      1.000          1.176                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415             3,963
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.653          1.976                --
                                                       2006      1.486          1.653                --
                                                       2005      1.351          1.486                --
                                                       2004      1.143          1.351                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            16,111
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.280          1.361                --
                                                       2006      1.214          1.280            12,173
                                                       2005      1.164          1.214            12,175
                                                       2004      1.152          1.164            12,177
                                                       2003      1.000          1.152                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.436          1.431            89,884
                                                       2006      1.345          1.436           128,256
                                                       2005      1.227          1.345           126,773
                                                       2004      1.137          1.227           117,319
                                                       2003      1.000          1.137            24,476

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.381          1.469            95,649
                                                       2006      1.225          1.381            99,147
                                                       2005      1.197          1.225           101,192
                                                       2004      1.120          1.197            90,153
                                                       2003      1.000          1.120            25,015

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.361          1.358             2,181

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.247          1.290            59,713
                                                       2006      1.150          1.247            59,742
                                                       2005      1.124          1.150            59,773
                                                       2004      1.090          1.124            59,805
                                                       2003      1.000          1.090                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (10/02)..................  2007      1.363          1.363           601,195
                                                       2006      1.222          1.363           601,288
                                                       2005      1.183          1.222           601,392
                                                       2004      1.130          1.183           749,006
                                                       2003      1.000          1.130           365,894

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.269          1.326            21,508
                                                       2006      1.096          1.269            26,358
                                                       2005      1.119          1.096            26,361
                                                       2004      1.102          1.119            26,364
                                                       2003      1.000          1.102                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.466          1.457            58,393
                                                       2006      1.278          1.466           123,720
                                                       2005      1.243          1.278           125,924
                                                       2004      1.170          1.243           223,940
                                                       2003      1.000          1.170            43,361

  LMPVET Global Equity Subaccount (10/02)............  2007      1.461          1.504           442,972
                                                       2006      1.292          1.461           506,407
                                                       2005      1.235          1.292           467,506
                                                       2004      1.141          1.235            88,305
                                                       2003      1.000          1.141                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.510          1.540             3,595
                                                       2006      1.301          1.510             4,579
                                                       2005      1.244          1.301             5,671
                                                       2004      1.148          1.244             6,842
                                                       2003      1.000          1.148                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.222          1.263            10,206
                                                       2006      1.190          1.222            10,214
                                                       2005      1.152          1.190            10,223
                                                       2004      1.170          1.152             9,503
                                                       2003      1.000          1.170                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.506          1.584            68,656
                                                       2006      1.336          1.506            74,121
                                                       2005      1.257          1.336            74,707
                                                       2004      1.159          1.257            74,720
                                                       2003      1.000          1.159            21,686

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.319          1.341                --
                                                       2006      1.197          1.319             2,183
                                                       2005      1.177          1.197             2,184
                                                       2004      1.123          1.177             2,186
                                                       2003      1.000          1.123                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.594          1.722            25,107
                                                       2006      1.440          1.594            23,159
                                                       2005      1.399          1.440            23,159
                                                       2004      1.238          1.399            23,159
                                                       2003      1.000          1.238            23,159

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.013                --
                                                       2006      0.996          1.018                --
                                                       2005      0.991          0.996                --
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.155          1.156             7,477
                                                       2006      1.116          1.155             7,839
                                                       2005      1.109          1.116             8,178
                                                       2004      1.058          1.109             9,681
                                                       2003      1.000          1.058             5,840

  LMPVIT High Income Subaccount (11/99)..............  2007      1.312          1.291            10,913
                                                       2006      1.204          1.312            34,308
                                                       2005      1.195          1.204            35,763
                                                       2004      1.102          1.195            16,389
                                                       2003      1.000          1.102             5,662

  LMPVIT Money Market Subaccount (11/99).............  2007      1.021          1.052                --
                                                       2006      0.994          1.021                --
                                                       2005      0.985          0.994            66,407
                                                       2004      0.995          0.985                --
                                                       2003      1.000          0.995                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.600          1.707                --
                                                       2006      1.444          1.600             1,945
                                                       2005      1.402          1.444             1,947
                                                       2004      1.236          1.402             1,948
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475                --
                                                       2005      1.245          1.272                --
                                                       2004      1.171          1.245                --
                                                       2003      1.000          1.171                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473            50,463
                                                       2005      1.262          1.279            50,469
                                                       2004      1.141          1.262             7,853
                                                       2003      1.000          1.141             1,380

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           244,771
                                                       2005      1.409          1.497           245,762
                                                       2004      1.157          1.409           142,694
                                                       2003      1.000          1.157            21,860

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.590          1.600                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.312                --
                                                       2006      1.268          1.350                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.789          1.741            28,571
                                                       2006      1.626          1.789            29,585

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.278          1.131                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.093            87,733
                                                       2006      1.001          1.074           118,473

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.057           255,570
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.002          2.099            37,791

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.393          1.472            23,992
                                                       2006      1.262          1.393            23,999

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.019            57,174
                                                       2006      1.003          1.218           306,869

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200             6,699

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.457          1.502                --
                                                       2006      1.357          1.457                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.249          1.308            38,036
                                                       2006      1.208          1.249            22,356

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.978           174,034
                                                       2006      1.003          1.027            56,360

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.061          1.106            68,099
                                                       2006      1.024          1.061            70,649

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.297          1.273                --
                                                       2006      1.264          1.297                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.348          1.377                --
                                                       2006      1.316          1.348                --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.078                --
                                                       2006      1.002          1.053                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.078           464,459
                                                       2006      1.002          1.058           421,937

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.314          1.344            40,340
                                                       2006      1.231          1.314            59,180

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.095            19,894
                                                       2006      0.996          1.049            20,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.143            12,522
                                                       2006      0.998          1.067            12,421

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109            38,942
                                                       2005      1.119          1.122            38,952
                                                       2004      1.047          1.119            15,246
                                                       2003      1.000          1.047             1,446

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.082          1.156            73,288
                                                       2006      1.062          1.082            98,403
                                                       2005      1.056          1.062            98,403
                                                       2004      1.025          1.056            36,092
                                                       2003      1.000          1.025            25,954

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855            96,041
                                                       2005      1.533          1.611            96,396
                                                       2004      1.237          1.533             7,466
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254                --
                                                       2004      1.133          1.223                --
                                                       2003      1.000          1.133                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.007          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      0.999          1.063           381,359

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055                --
                                                       2005      1.008          1.036            26,298

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.035          1.024                --
                                                       2005      1.040          1.035            72,576
                                                       2004      1.030          1.040            72,586
                                                       2003      1.000          1.030            72,590

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194            61,038
                                                       2004      1.080          1.181            65,315
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169            24,007
                                                       2004      0.993          1.119            12,670

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            30,763
                                                       2004      1.160          1.318            31,131
                                                       2003      1.000          1.160            21,973

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280                --
                                                       2004      1.128          1.231                --
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            22,356
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304                --
                                                       2005      1.032          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.219          1.264                --
                                                       2005      1.152          1.219                --
                                                       2004      1.129          1.152                --
                                                       2003      1.000          1.129                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.255          1.441             4,474
                                                       2006      1.243          1.255            27,729
                                                       2005      1.173          1.243            27,732
                                                       2004      1.116          1.173             4,483
                                                       2003      1.000          1.116                --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.011          1.056               --
                                                       2005      1.000          1.011               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.324          1.491          197,993
                                                       2006      1.120          1.324          181,275
                                                       2005      1.000          1.120          168,933

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.240          1.367          428,012
                                                       2006      1.147          1.240          423,851
                                                       2005      1.000          1.147          313,562

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.178          1.214          428,828
                                                       2006      1.042          1.178          429,613
                                                       2005      1.000          1.042          376,426

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           66,535

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.243          1.433            8,336
                                                       2006      1.136          1.243            8,336
                                                       2005      1.000          1.136            8,340

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.259          1.425           65,873
                                                       2006      1.142          1.259           65,873
                                                       2005      1.000          1.142           13,430

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.217          1.239           34,948
                                                       2006      1.049          1.217           34,967
                                                       2005      1.027          1.049           26,268

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.125          1.227            8,631
                                                       2006      1.055          1.125            8,631
                                                       2005      1.000          1.055            8,635

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.523          1.924           46,682
                                                       2006      1.211          1.523           29,157
                                                       2005      1.000          1.211            3,626

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.281          1.451          115,660
                                                       2006      1.075          1.281          112,602
                                                       2005      1.000          1.075           24,059

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.230          1.469               --
                                                       2006      1.107          1.230               --
                                                       2005      1.000          1.107               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.101          1.171               --
                                                       2006      1.046          1.101               --
                                                       2005      1.000          1.046               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.186          1.181           17,481
                                                       2006      1.111          1.186            2,120
                                                       2005      1.000          1.111            1,784

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.145          1.218            8,391
                                                       2006      1.016          1.145            8,391
                                                       2005      1.000          1.016            8,395

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.160          1.157           25,337

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.119          1.156          284,544
                                                       2006      1.032          1.119          284,552
                                                       2005      1.000          1.032          211,715

  LMPVET Capital Subaccount (10/02)..................  2007      1.166          1.165          110,989
                                                       2006      1.046          1.166          283,159
                                                       2005      1.000          1.046          273,181

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.136          1.186               --
                                                       2006      0.982          1.136               --
                                                       2005      1.000          0.982               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.162          1.196               --
                                                       2006      1.029          1.162               --
                                                       2005      1.000          1.029               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.194          1.186            2,797
                                                       2006      1.042          1.194            2,805
                                                       2005      1.000          1.042            2,355

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.194          1.229          286,954
                                                       2006      1.056          1.194          282,605
                                                       2005      1.000          1.056          219,327

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.086          1.121           35,844
                                                       2006      1.058          1.086           35,852
                                                       2005      1.000          1.058           35,861

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.208          1.269            2,743
                                                       2006      1.072          1.208            2,751
                                                       2005      1.000          1.072            2,312

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.124          1.142               --
                                                       2006      1.021          1.124           25,337
                                                       2005      1.000          1.021               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.020               --
                                                       2006      1.004          1.025               --
                                                       2005      1.000          1.004               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.032          1.033               --
                                                       2006      0.998          1.032               --
                                                       2005      1.000          0.998               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.089          1.072           36,578
                                                       2006      1.000          1.089           36,587
                                                       2005      1.000          1.000           36,596

  LMPVIT Money Market Subaccount (11/99).............  2007      1.036          1.066               --
                                                       2006      1.009          1.036               --
                                                       2005      1.000          1.009               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.194          1.273               --
                                                       2006      1.078          1.194           41,796
                                                       2005      1.000          1.078               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          101,240
                                                       2005      1.000          1.027           92,966

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           51,794
                                                       2005      1.000          1.076           51,824

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.272          1.279               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.351          1.314           47,798
                                                       2006      1.229          1.351           28,638

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.277          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.093          386,060
                                                       2006      1.001          1.074          231,203

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.056           57,389
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.553               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018           95,350
                                                       2006      1.003          1.218           81,292

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.004          1.061            7,942

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.052          1.101           22,477
                                                       2006      1.018          1.052           22,477

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.977           46,819
                                                       2006      1.003          1.027               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.016          1.057               --
                                                       2006      0.980          1.016               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.142          1.120               --
                                                       2006      1.114          1.142               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.077          249,695
                                                       2006      1.002          1.047          249,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.113          1.137           87,785
                                                       2006      1.043          1.113           87,816

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.094            8,457
                                                       2006      0.996          1.049            8,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981            7,942
                                                       2005      1.000          0.993            7,946

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.020          1.088           56,607
                                                       2006      1.001          1.020           56,633
                                                       2005      1.000          1.001           76,851

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.007          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      0.999          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055               --
                                                       2005      1.008          1.036          237,205

  Travelers Managed Income Subaccount (11/99)........  2006      0.991          0.980               --
                                                       2005      1.000          0.991               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           69,569

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           28,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           22,476

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304               --
                                                       2005      1.032          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.074          1.114               --
                                                       2005      1.000          1.074               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.087          1.247               --
                                                       2006      1.077          1.087               --
                                                       2005      1.000          1.077               --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.254          1.309                --
                                                       2005      1.222          1.254           146,548
                                                       2004      1.120          1.222            65,437
                                                       2003      1.000          1.120            45,121

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.309          1.275                --
                                                       2005      1.162          1.309             3,750
                                                       2004      1.093          1.162             2,637
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.747          1.968           670,001
                                                       2006      1.479          1.747           650,167
                                                       2005      1.322          1.479           573,376
                                                       2004      1.188          1.322           414,965
                                                       2003      1.000          1.188            81,207

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.562          1.721         2,417,092
                                                       2006      1.445          1.562         2,703,918
                                                       2005      1.268          1.445         2,677,860
                                                       2004      1.150          1.268         2,080,101
                                                       2003      1.000          1.150            87,037

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.456          1.500         2,832,437
                                                       2006      1.289          1.456         3,103,758
                                                       2005      1.242          1.289         3,316,642
                                                       2004      1.147          1.242         2,433,489
                                                       2003      1.000          1.147           231,645

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.556          1.538                --
                                                       2005      1.342          1.556                --
                                                       2004      1.145          1.342                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.549          2.015                --
                                                       2005      1.473          1.549            12,706
                                                       2004      1.144          1.473                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.412                --
                                                       2005      1.203          1.299            23,421
                                                       2004      1.074          1.203            35,834
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.297          1.444                --
                                                       2005      1.201          1.297           133,118
                                                       2004      1.067          1.201            35,341
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.619          1.866           572,083
                                                       2006      1.480          1.619           504,134
                                                       2005      1.291          1.480           363,652
                                                       2004      1.141          1.291           279,773
                                                       2003      1.000          1.141                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.870          2.114           369,126
                                                       2006      1.696          1.870           331,494
                                                       2005      1.465          1.696           274,857
                                                       2004      1.198          1.465           176,584
                                                       2003      1.000          1.198            16,825

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.216          1.237           221,758
                                                       2006      1.049          1.216           144,047
                                                       2005      1.027          1.049           103,372

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.429          1.559           190,829
                                                       2006      1.340          1.429           200,859
                                                       2005      1.304          1.340           211,994
                                                       2004      1.193          1.304           165,319
                                                       2003      1.000          1.193            28,154

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.339          1.554                --
                                                       2005      1.235          1.339           548,587
                                                       2004      1.118          1.235           249,153
                                                       2003      1.000          1.118            46,651

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.426          3.064           440,967
                                                       2006      1.931          2.426           467,391
                                                       2005      1.545          1.931           449,668
                                                       2004      1.263          1.545           398,702
                                                       2003      1.000          1.263            16,979

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.759          1.992           560,083
                                                       2006      1.477          1.759           543,945
                                                       2005      1.367          1.477           471,195
                                                       2004      1.176          1.367           321,548
                                                       2003      1.000          1.176            83,958

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.411          1.686                --
                                                       2005      1.322          1.411           112,618
                                                       2004      1.162          1.322            59,279
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.648          1.967            35,417
                                                       2006      1.483          1.648            35,217
                                                       2005      1.350          1.483            86,898
                                                       2004      1.142          1.350            74,506
                                                       2003      1.000          1.142            10,492

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.349          1.509                --
                                                       2005      1.322          1.349           111,336
                                                       2004      1.174          1.322           127,693
                                                       2003      1.000          1.174            75,427

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.275          1.356                --
                                                       2006      1.212          1.275                --
                                                       2005      1.162          1.212            64,117
                                                       2004      1.152          1.162            51,288
                                                       2003      1.000          1.152                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.431          1.425         1,316,228
                                                       2006      1.342          1.431         1,537,124
                                                       2005      1.225          1.342         1,597,505
                                                       2004      1.136          1.225         1,218,182
                                                       2003      1.000          1.136            74,170

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.376          1.463           537,884
                                                       2006      1.222          1.376           560,316
                                                       2005      1.195          1.222           581,658
                                                       2004      1.120          1.195           406,541
                                                       2003      1.000          1.120            40,612

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.355          1.352            17,256

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.243          1.284         1,754,749
                                                       2006      1.147          1.243         1,944,303
                                                       2005      1.122          1.147         2,098,122
                                                       2004      1.090          1.122         1,737,780
                                                       2003      1.000          1.090                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.358          1.357         1,411,251
                                                       2006      1.219          1.358         1,478,211
                                                       2005      1.181          1.219         1,666,775
                                                       2004      1.129          1.181         1,607,093
                                                       2003      1.000          1.129           575,122

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.265          1.320            75,062
                                                       2006      1.094          1.265            75,534
                                                       2005      1.117          1.094            93,167
                                                       2004      1.102          1.117            97,154
                                                       2003      1.000          1.102            24,582

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.411          1.451            56,435
                                                       2006      1.249          1.411            23,109
                                                       2005      1.222          1.249            41,555
                                                       2004      1.130          1.222            21,301
                                                       2003      1.000          1.130                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.461          1.451           525,028
                                                       2006      1.275          1.461           430,963
                                                       2005      1.241          1.275           440,652
                                                       2004      1.169          1.241           383,453
                                                       2003      1.000          1.169            75,311

  LMPVET Global Equity Subaccount (10/02)............  2007      1.456          1.498           529,817
                                                       2006      1.289          1.456           615,064
                                                       2005      1.233          1.289           630,138
                                                       2004      1.141          1.233           575,815
                                                       2003      1.000          1.141            59,078

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.505          1.533           162,544
                                                       2006      1.298          1.505           194,096
                                                       2005      1.242          1.298           192,581
                                                       2004      1.148          1.242           145,092
                                                       2003      1.000          1.148                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.218          1.258           390,676
                                                       2006      1.187          1.218           504,125
                                                       2005      1.151          1.187           622,953
                                                       2004      1.169          1.151           610,877
                                                       2003      1.000          1.169           192,810

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.501          1.577           134,247
                                                       2006      1.333          1.501           134,267
                                                       2005      1.255          1.333           157,065
                                                       2004      1.159          1.255           153,438
                                                       2003      1.000          1.159            53,650

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.314          1.335                --
                                                       2006      1.194          1.314            41,213
                                                       2005      1.175          1.194           105,514
                                                       2004      1.123          1.175            68,157
                                                       2003      1.000          1.123                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.589          1.714           368,578
                                                       2006      1.437          1.589            21,022
                                                       2005      1.397          1.437            21,008
                                                       2004      1.237          1.397            14,973
                                                       2003      1.000          1.237             6,848

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.015          1.008         1,107,344
                                                       2006      0.994          1.015         1,116,562
                                                       2005      0.990          0.994         1,132,423
                                                       2004      0.998          0.990           883,264
                                                       2003      1.000          0.998             4,700

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.151          1.151           171,092
                                                       2006      1.114          1.151           195,860
                                                       2005      1.107          1.114           196,602
                                                       2004      1.058          1.107           156,661
                                                       2003      1.000          1.058            17,034

  LMPVIT High Income Subaccount (11/99)..............  2007      1.307          1.286           858,728
                                                       2006      1.201          1.307           911,201
                                                       2005      1.193          1.201           922,315
                                                       2004      1.102          1.193           772,168
                                                       2003      1.000          1.102           110,507

  LMPVIT Money Market Subaccount (11/99).............  2007      1.018          1.047         1,459,591
                                                       2006      0.992          1.018         1,427,283
                                                       2005      0.984          0.992           271,137
                                                       2004      0.995          0.984           490,044
                                                       2003      1.000          0.995                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.595          1.700                --
                                                       2006      1.441          1.595           372,469
                                                       2005      1.400          1.441           446,245
                                                       2004      1.235          1.400           417,656
                                                       2003      1.000          1.235                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.470          1.540                --
                                                       2006      1.269          1.470           122,955
                                                       2005      1.243          1.269           231,836
                                                       2004      1.170          1.243           115,796
                                                       2003      1.000          1.170            39,467

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.468          1.524                --
                                                       2006      1.276          1.468           363,401
                                                       2005      1.260          1.276           342,505
                                                       2004      1.141          1.260           194,530
                                                       2003      1.000          1.141            47,318

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.644          1.809                --
                                                       2006      1.493          1.644         1,029,183
                                                       2005      1.407          1.493         1,074,219
                                                       2004      1.156          1.407           764,539
                                                       2003      1.000          1.156            26,607

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.525          1.598                --
                                                       2006      1.444          1.525            43,956

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.584          1.593            43,949

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.347          1.308            22,962
                                                       2006      1.267          1.347            19,754

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.783          1.733           157,663
                                                       2006      1.621          1.783           163,306

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.573          2.013            27,694
                                                       2006      1.538          1.573                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.276          1.128             1,144

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.092         1,283,895
                                                       2006      1.001          1.073         1,003,137

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.055         1,345,466
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.328          1.457             7,838
                                                       2006      1.347          1.328            18,191

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.290          1.410             1,034
                                                       2006      1.303          1.290             1,035

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.995          2.090            21,063

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.389          1.466           162,054
                                                       2006      1.260          1.389           142,882

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.017            41,686
                                                       2006      1.003          1.217            44,926

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.131          1.194           306,913

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.452          1.495            16,454
                                                       2006      1.354          1.452            16,457

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.170          1.290                --
                                                       2006      1.114          1.170             1,145

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.245          1.302           121,184
                                                       2006      1.205          1.245           121,188

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.976           461,871
                                                       2006      1.003          1.026           349,748

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.318          1.557            18,654
                                                       2006      1.354          1.318            19,914

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.058          1.101           372,449
                                                       2006      1.021          1.058           637,437

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.293          1.267            31,972
                                                       2006      1.261          1.293            31,978

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.303          1.328            26,539
                                                       2006      1.288          1.303            26,557

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.344          1.371            87,016
                                                       2006      1.313          1.344           133,083

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.071                --
                                                       2006      1.002          1.058                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.077            66,364
                                                       2006      1.001          1.040            66,368

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.076                --
                                                       2006      1.002          1.047                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076            55,125
                                                       2006      1.002          1.052            46,342

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.076            37,749
                                                       2006      1.002          1.057            40,551

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.310          1.338           929,395
                                                       2006      1.228          1.310           899,555

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.093           176,135
                                                       2006      0.996          1.049           226,995

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.141             4,870
                                                       2006      0.998          1.066             4,877

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.105          1.126                --
                                                       2006      1.119          1.105           308,478
                                                       2005      1.118          1.119           303,601
                                                       2004      1.046          1.118           124,574
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.079          1.150           896,215
                                                       2006      1.059          1.079           898,557
                                                       2005      1.054          1.059           959,659
                                                       2004      1.025          1.054           832,375
                                                       2003      1.000          1.025           140,689

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.855          2.006                --
                                                       2006      1.481          1.855            21,065
                                                       2005      1.346          1.481            21,068
                                                       2004      1.181          1.346            35,821
                                                       2003      1.000          1.181            26,757

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.849          1.972                --
                                                       2006      1.607          1.849            60,540
                                                       2005      1.531          1.607            58,918
                                                       2004      1.237          1.531            33,748
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.267          1.347                --
                                                       2005      1.188          1.267            18,207
                                                       2004      1.137          1.188            18,745
                                                       2003      1.000          1.137             2,263

  Travelers Equity Income Subaccount (11/99).........  2006      1.251          1.313                --
                                                       2005      1.221          1.251           231,804
                                                       2004      1.133          1.221           142,814
                                                       2003      1.000          1.133            40,947

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.251          1.288                --
                                                       2005      1.174          1.251            27,324
                                                       2004      1.124          1.174            27,335
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142                --
                                                       2005      1.007          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028            60,029

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080                --
                                                       2005      1.000          1.044            37,869

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.107                --
                                                       2005      0.999          1.063            37,530

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054                --
                                                       2005      1.008          1.035                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.032          1.021                --
                                                       2005      1.039          1.032           807,189
                                                       2004      1.030          1.039           511,115
                                                       2003      1.000          1.030            50,709

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.361          1.444                --
                                                       2005      1.239          1.361            42,582
                                                       2004      1.090          1.239             9,597
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.281          1.354                --
                                                       2005      1.267          1.281            26,193
                                                       2004      1.132          1.267                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.191          1.228                --
                                                       2005      1.180          1.191           991,840
                                                       2004      1.079          1.180           667,946
                                                       2003      1.000          1.079            87,122

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.167          1.260                --
                                                       2005      1.118          1.167            86,646
                                                       2004      0.993          1.118             8,241

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.413          1.621                --
                                                       2005      1.316          1.413           174,710
                                                       2004      1.159          1.316           177,528
                                                       2003      1.000          1.159            22,094

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.277          1.354                --
                                                       2005      1.229          1.277            68,525
                                                       2004      1.127          1.229            70,008
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.194          1.205                --
                                                       2005      1.174          1.194           125,045
                                                       2004      1.079          1.174            18,371
                                                       2003      1.000          1.079                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.208          1.260                --
                                                       2005      1.208          1.208            76,057
                                                       2004      1.117          1.208            17,780
                                                       2003      1.000          1.117                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303                --
                                                       2005      1.032          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.267                --
                                                       2005      1.000          1.106                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.216          1.261                --
                                                       2005      1.150          1.216            31,984
                                                       2004      1.129          1.150             2,264
                                                       2003      1.000          1.129             2,265

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.251          1.435            47,903
                                                       2006      1.240          1.251            49,007
                                                       2005      1.171          1.240            56,968
                                                       2004      1.116          1.171            26,461
                                                       2003      1.000          1.116             8,739

         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.00% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452                --
                                                       2005      1.356          1.391            47,989
                                                       2004      1.244          1.356            64,717
                                                       2003      0.960          1.244            56,384
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           499,634
                                                       2006      1.624          1.917           628,631
                                                       2005      1.452          1.624           576,073
                                                       2004      1.305          1.452           568,405
                                                       2003      0.984          1.305           230,499
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925         1,995,283
                                                       2006      1.618          1.748         2,262,900
                                                       2005      1.420          1.618         2,311,340
                                                       2004      1.288          1.420         2,174,558
                                                       2003      0.961          1.288         1,570,074
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645         2,158,603
                                                       2006      1.415          1.598         2,334,870
                                                       2005      1.364          1.415         2,450,277
                                                       2004      1.261          1.364         2,464,499
                                                       2003      0.971          1.261         1,651,863
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            49,108
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.767          2.035           372,655
                                                       2006      1.615          1.767           339,713
                                                       2005      1.410          1.615           324,355
                                                       2004      1.247          1.410           298,724
                                                       2003      0.991          1.247           269,026
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.082          2.353           290,887
                                                       2006      1.889          2.082           305,836
                                                       2005      1.633          1.889           449,084
                                                       2004      1.336          1.633           440,395
                                                       2003      0.986          1.336           412,733
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.215          1.236           182,332
                                                       2006      1.048          1.215           173,553
                                                       2005      1.027          1.048                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.558          1.699           143,040
                                                       2006      1.463          1.558           192,908
                                                       2005      1.424          1.463           208,273
                                                       2004      1.303          1.424           215,079
                                                       2003      0.969          1.303           201,494
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           522,692
                                                       2004      1.220          1.347           480,020
                                                       2003      0.994          1.220           399,669
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            94,223
                                                       2006      2.202          2.765            75,587
                                                       2005      1.763          2.202            91,590
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           320,527
                                                       2006      1.608          1.914           375,537
                                                       2005      1.489          1.608           328,303
                                                       2004      1.281          1.489           310,191
                                                       2003      0.989          1.281           244,758
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            77,237
                                                       2004      1.265          1.438            53,572
                                                       2003      0.976          1.265            21,906
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.870          2.231           106,650
                                                       2006      1.684          1.870           107,057
                                                       2005      1.533          1.684           101,732
                                                       2004      1.298          1.533           113,467
                                                       2003      0.983          1.298            99,969
                                                       2002      1.000          0.983                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485                --
                                                       2006      1.328          1.397            43,087
                                                       2005      1.274          1.328            43,087
                                                       2004      1.263          1.274            43,087
                                                       2003      0.960          1.263            36,370
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.577          1.569         1,377,897
                                                       2006      1.479          1.577         1,531,737
                                                       2005      1.351          1.479         1,809,745
                                                       2004      1.254          1.351         1,816,909
                                                       2003      0.951          1.254         1,298,237
                                                       2002      1.000          0.951                --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.463          1.555           937,091
                                                       2006      1.300          1.463           976,227
                                                       2005      1.272          1.300         1,085,449
                                                       2004      1.193          1.272         1,128,648
                                                       2003      0.977          1.193           921,298
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.465          1.461           102,623

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.334          1.377         1,131,419
                                                       2006      1.231          1.334         1,209,899
                                                       2005      1.205          1.231         1,256,843
                                                       2004      1.171          1.205         1,461,710
                                                       2003      0.979          1.171         1,099,017
                                                       2002      1.000          0.979                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.500          1.497         3,432,326
                                                       2006      1.347          1.500         3,717,729
                                                       2005      1.305          1.347         4,165,660
                                                       2004      1.249          1.305         4,713,968
                                                       2003      0.969          1.249         3,197,280
                                                       2002      1.000          0.969                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.336          1.394            48,606
                                                       2006      1.156          1.336            48,632
                                                       2005      1.181          1.156            49,847
                                                       2004      1.166          1.181            49,884
                                                       2003      0.963          1.166            45,863
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           411,322
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.637          1.625           694,811
                                                       2006      1.430          1.637           555,906
                                                       2005      1.392          1.430           606,298
                                                       2004      1.312          1.392           638,547
                                                       2003      0.966          1.312           404,104
                                                       2002      1.000          0.966                --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.582          1.627           489,698
                                                       2006      1.401          1.582           389,097
                                                       2005      1.341          1.401           378,089
                                                       2004      1.241          1.341           460,907
                                                       2003      0.963          1.241           351,981
                                                       2002      1.000          0.963                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           294,184
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.469           289,058
                                                       2006      1.388          1.424           381,905
                                                       2005      1.346          1.388           426,543
                                                       2004      1.369          1.346           454,406
                                                       2003      0.946          1.369           213,469
                                                       2002      1.000          0.946                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.607          1.687           250,439
                                                       2006      1.428          1.607           261,845
                                                       2005      1.345          1.428           398,914
                                                       2004      1.242          1.345           414,770
                                                       2003      0.977          1.242           186,432
                                                       2002      1.000          0.977                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.421          1.443                --
                                                       2006      1.291          1.421           105,166
                                                       2005      1.272          1.291           131,126
                                                       2004      1.216          1.272           174,476
                                                       2003      0.962          1.216           152,815
                                                       2002      1.000          0.962                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.202          1.202           181,253
                                                       2006      1.164          1.202           177,397
                                                       2005      1.158          1.164           171,178
                                                       2004      1.106          1.158           162,450
                                                       2003      1.010          1.106           136,928
                                                       2002      1.000          1.010                --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.491          1.466           611,942
                                                       2006      1.371          1.491           657,969
                                                       2005      1.363          1.371           660,536
                                                       2004      1.259          1.363           626,071
                                                       2003      1.007          1.259           963,403
                                                       2002      1.000          1.007                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (11/99).............  2007      1.008          1.037           899,817
                                                       2006      0.983          1.008           886,641
                                                       2005      0.975          0.983           762,624
                                                       2004      0.986          0.975           533,026
                                                       2003      1.000          0.986           152,315
                                                       2002      1.000          1.000                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864                --
                                                       2006      1.580          1.749           140,991
                                                       2005      1.537          1.580           131,036
                                                       2004      1.356          1.537           164,400
                                                       2003      0.974          1.356            94,319
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           240,038
                                                       2005      1.389          1.417           248,233
                                                       2004      1.308          1.389           248,890
                                                       2003      0.960          1.308           211,895
                                                       2002      1.000          0.960                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           377,032
                                                       2005      1.369          1.385           341,133
                                                       2004      1.239          1.369           290,674
                                                       2003      1.000          1.239           167,595

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           295,597
                                                       2005      1.525          1.618           320,871
                                                       2004      1.255          1.525           349,328
                                                       2003      1.000          1.255           217,985

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            32,936

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685            32,213

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126            25,543

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.091         1,154,384
                                                       2006      1.001          1.073           763,296

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054           450,430
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567            40,284
                                                       2006      1.450          1.429            41,909

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213           233,008

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.463            97,428
                                                       2006      1.259          1.387            66,418

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016           121,804
                                                       2006      1.003          1.217           144,660

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189           332,092

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.422             1,721
                                                       2006      1.317          1.360             5,955

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975           524,955
                                                       2006      1.003          1.026           286,299

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795           306,871
                                                       2006      1.562          1.521           280,513

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.106          1.150           378,055
                                                       2006      1.068          1.106           390,131

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.360          1.332            26,623
                                                       2006      1.327          1.360            22,159

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393           175,543
                                                       2006      1.352          1.367           181,146

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489           827,289
                                                       2006      1.426          1.459           863,921

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393         1,658,650
                                                       2006      1.280          1.365         1,719,060

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092           135,875
                                                       2006      0.996          1.048           138,503

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           352,054
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167         1,780,306
                                                       2006      1.076          1.095         2,021,694
                                                       2005      1.071          1.076         2,231,359
                                                       2004      1.042          1.071         2,095,600
                                                       2003      1.012          1.042         2,115,078
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           214,063
                                                       2005      1.427          1.569           259,913
                                                       2004      1.253          1.427           238,693
                                                       2003      0.994          1.253           219,951
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           164,389
                                                       2005      1.773          1.860           169,474
                                                       2004      1.433          1.773           164,028
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            42,170
                                                       2004      1.226          1.279            43,412
                                                       2003      0.967          1.226            30,573
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           871,998
                                                       2004      1.232          1.327           837,507
                                                       2003      0.958          1.232           783,027
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           102,730
                                                       2004      1.181          1.233           113,899
                                                       2003      0.967          1.181           112,890
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.007          1.075                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           157,445

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054                --
                                                       2005      1.008          1.035             7,235

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068                --
                                                       2005      1.087          1.080           357,710
                                                       2004      1.078          1.087           383,293
                                                       2003      1.014          1.078           331,511
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            35,013
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           281,973
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,858,321
                                                       2004      1.126          1.230         1,650,696
                                                       2003      0.986          1.126         1,307,672
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166            79,307
                                                       2004      0.993          1.118                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             1,732
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303                --
                                                       2005      1.032          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327                --
                                                       2005      1.211          1.280             9,882
                                                       2004      1.190          1.211             9,882
                                                       2003      0.966          1.190             9,882
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.340          1.537            21,973
                                                       2006      1.329          1.340            22,661
                                                       2005      1.257          1.329            32,908
                                                       2004      1.198          1.257            32,860
                                                       2003      0.959          1.198            32,305
                                                       2002      1.000          0.959                --

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.251          1.305                --
                                                       2005      1.220          1.251           132,406
                                                       2004      1.120          1.220            10,536
                                                       2003      1.000          1.120                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                --
                                                       2005      1.160          1.305           116,353
                                                       2004      1.093          1.160             1,456
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.741          1.959         1,801,100
                                                       2006      1.476          1.741         1,831,802
                                                       2005      1.320          1.476         1,656,597
                                                       2004      1.188          1.320           781,699
                                                       2003      1.000          1.188           163,988

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.557          1.714         4,035,520
                                                       2006      1.442          1.557         4,490,303
                                                       2005      1.266          1.442         4,170,128
                                                       2004      1.149          1.266         2,184,750
                                                       2003      1.000          1.149           117,074

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.451          1.493         5,106,165
                                                       2006      1.286          1.451         5,333,569
                                                       2005      1.240          1.286         4,908,904
                                                       2004      1.147          1.240         2,243,737
                                                       2003      1.000          1.147           210,838

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                --
                                                       2005      1.341          1.553                --
                                                       2004      1.145          1.341                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.545          2.008                --
                                                       2005      1.471          1.545            70,144
                                                       2004      1.143          1.471                --
                                                       2003      1.000          1.143                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            24,687
                                                       2004      1.074          1.201            11,644
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294           122,256
                                                       2004      1.067          1.199            29,854
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.614          1.858           693,182
                                                       2006      1.476          1.614           734,913
                                                       2005      1.289          1.476           718,779
                                                       2004      1.141          1.289           213,311
                                                       2003      1.000          1.141             5,137

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.863          2.105           593,780
                                                       2006      1.692          1.863           627,194
                                                       2005      1.463          1.692           529,369
                                                       2004      1.198          1.463           320,461
                                                       2003      1.000          1.198            52,180

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.214          1.234           787,441
                                                       2006      1.048          1.214           727,038
                                                       2005      1.027          1.048           358,736

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.424          1.552           164,457
                                                       2006      1.337          1.424           224,038
                                                       2005      1.302          1.337           309,962
                                                       2004      1.193          1.302           151,606
                                                       2003      1.000          1.193            44,940

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                --
                                                       2005      1.233          1.336           527,630
                                                       2004      1.117          1.233           259,463
                                                       2003      1.000          1.117            19,158

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.418          3.050           263,334
                                                       2006      1.927          2.418           255,907
                                                       2005      1.543          1.927           204,648
                                                       2004      1.263          1.543           100,690
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.753          1.983         1,261,881
                                                       2006      1.474          1.753         1,444,064
                                                       2005      1.365          1.474         1,197,361
                                                       2004      1.176          1.365           350,933
                                                       2003      1.000          1.176            58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.408          1.680                --
                                                       2005      1.320          1.408           211,820
                                                       2004      1.161          1.320            34,020
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.642          1.958            57,218
                                                       2006      1.479          1.642           139,773
                                                       2005      1.348          1.479           142,414
                                                       2004      1.142          1.348            57,533
                                                       2003      1.000          1.142            18,494

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                --
                                                       2005      1.320          1.345           150,337
                                                       2004      1.173          1.320            71,596
                                                       2003      1.000          1.173            31,851

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.271          1.351                --
                                                       2006      1.209          1.271           124,082
                                                       2005      1.160          1.209           124,107
                                                       2004      1.151          1.160            53,839
                                                       2003      1.000          1.151                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.427          1.419         1,466,444
                                                       2006      1.338          1.427         1,513,671
                                                       2005      1.224          1.338         1,587,584
                                                       2004      1.136          1.224         1,214,648
                                                       2003      1.000          1.136           201,480

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.371          1.457           650,529
                                                       2006      1.219          1.371           694,135
                                                       2005      1.193          1.219           739,363
                                                       2004      1.120          1.193           201,625
                                                       2003      1.000          1.120            13,897

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.350          1.346           181,690

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.239          1.279         3,816,046
                                                       2006      1.144          1.239         3,880,028
                                                       2005      1.120          1.144         3,933,304
                                                       2004      1.089          1.120         2,918,367
                                                       2003      1.000          1.089           413,007

  LMPVET Capital Subaccount (10/02)..................  2007      1.354          1.351         2,727,064
                                                       2006      1.216          1.354         3,143,509
                                                       2005      1.179          1.216         3,412,786
                                                       2004      1.129          1.179         2,834,916
                                                       2003      1.000          1.129           247,777

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.260          1.314            27,557
                                                       2006      1.091          1.260            27,557
                                                       2005      1.116          1.091            44,406
                                                       2004      1.101          1.116            31,123
                                                       2003      1.000          1.101                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.406          1.445            70,037
                                                       2006      1.246          1.406            71,710
                                                       2005      1.220          1.246            54,094
                                                       2004      1.130          1.220            31,513
                                                       2003      1.000          1.130                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.456          1.444         1,533,286
                                                       2006      1.272          1.456         1,339,105
                                                       2005      1.239          1.272         1,502,679
                                                       2004      1.169          1.239         1,130,419
                                                       2003      1.000          1.169           199,202

  LMPVET Global Equity Subaccount (10/02)............  2007      1.451          1.491           531,295
                                                       2006      1.286          1.451           578,119
                                                       2005      1.232          1.286           608,747
                                                       2004      1.140          1.232           180,396
                                                       2003      1.000          1.140                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.500          1.527           176,672
                                                       2006      1.295          1.500           178,913
                                                       2005      1.240          1.295           211,338
                                                       2004      1.147          1.240            59,890
                                                       2003      1.000          1.147            35,867

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.214          1.252           708,136
                                                       2006      1.185          1.214           807,257
                                                       2005      1.149          1.185           969,284
                                                       2004      1.169          1.149           506,016
                                                       2003      1.000          1.169           100,648

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.496          1.570            77,414
                                                       2006      1.330          1.496           184,292
                                                       2005      1.253          1.330           284,316
                                                       2004      1.158          1.253           147,795
                                                       2003      1.000          1.158                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.310          1.329                --
                                                       2006      1.191          1.310           197,390
                                                       2005      1.174          1.191           248,950
                                                       2004      1.122          1.174           171,012
                                                       2003      1.000          1.122                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.584          1.707           306,710
                                                       2006      1.433          1.584           176,924
                                                       2005      1.395          1.433           171,490
                                                       2004      1.237          1.395           153,471
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          1.004           197,082
                                                       2006      0.991          1.011           197,881
                                                       2005      0.989          0.991           175,898
                                                       2004      0.997          0.989           113,933
                                                       2003      1.000          0.997                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.147          1.146           606,202
                                                       2006      1.111          1.147           744,777
                                                       2005      1.106          1.111           784,129
                                                       2004      1.057          1.106           581,383
                                                       2003      1.000          1.057            22,587

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.303          1.280           633,096
                                                       2006      1.198          1.303           639,415
                                                       2005      1.192          1.198           647,641
                                                       2004      1.101          1.192           411,650
                                                       2003      1.000          1.101           143,452

  LMPVIT Money Market Subaccount (11/99).............  2007      1.014          1.043           765,993
                                                       2006      0.990          1.014           784,624
                                                       2005      0.983          0.990           364,509
                                                       2004      0.994          0.983           333,535
                                                       2003      1.000          0.994                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.590          1.694                --
                                                       2006      1.437          1.590           133,773
                                                       2005      1.398          1.437           154,444
                                                       2004      1.235          1.398            90,724
                                                       2003      1.000          1.235            33,485

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                --
                                                       2006      1.266          1.465           333,463
                                                       2005      1.242          1.266           343,752
                                                       2004      1.170          1.242           276,133
                                                       2003      1.000          1.170            28,599

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                --
                                                       2006      1.273          1.463         1,010,675
                                                       2005      1.259          1.273           867,751
                                                       2004      1.140          1.259           527,515
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                --
                                                       2006      1.490          1.638           874,567
                                                       2005      1.405          1.490           884,793
                                                       2004      1.156          1.405           254,563
                                                       2003      1.000          1.156            56,642

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                --
                                                       2006      1.440          1.520           142,552

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.578          1.586           141,628

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.305            56,892
                                                       2006      1.266          1.345            28,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.776          1.726           730,659
                                                       2006      1.617          1.776           743,416

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.568          2.004            12,433
                                                       2006      1.534          1.568                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.273          1.125            56,464

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.090         2,037,094
                                                       2006      1.001          1.073         1,136,012

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.053         1,009,131
                                                       2006      1.015          1.069            14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.323          1.451            95,526
                                                       2006      1.344          1.323            95,808

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.288          1.406            12,707
                                                       2006      1.302          1.288            12,716

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.988          2.081            23,706

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.461           367,269
                                                       2006      1.257          1.385           434,857

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           183,159
                                                       2006      1.003          1.216           163,301

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189         1,009,227

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.447          1.489             3,035
                                                       2006      1.350          1.447             3,302

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                --
                                                       2006      1.113          1.168                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.241          1.296           311,164
                                                       2006      1.201          1.241           246,615

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.974           544,121
                                                       2006      1.003          1.026           402,340

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.314          1.550            41,528
                                                       2006      1.350          1.314            41,728

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.054          1.096           613,926
                                                       2006      1.019          1.054           619,253

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.289          1.261                --
                                                       2006      1.257          1.289                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.298          1.322           318,389
                                                       2006      1.285          1.298           342,858

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.339          1.365           626,371
                                                       2006      1.309          1.339           668,790

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069            15,996
                                                       2006      1.002          1.057            16,037

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074            73,045
                                                       2006      1.002          1.046            73,050

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075         1,124,177
                                                       2006      1.002          1.051           246,752

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074         1,355,072
                                                       2006      1.002          1.056           157,572

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.305          1.332         1,405,393
                                                       2006      1.225          1.305         1,736,193

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.091           306,946
                                                       2006      0.996          1.048           336,936

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139           228,841
                                                       2006      0.998          1.066           194,415

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                --
                                                       2006      1.116          1.101         1,034,670
                                                       2005      1.116          1.116           761,159
                                                       2004      1.046          1.116           360,434
                                                       2003      1.000          1.046                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.075          1.145         1,913,809
                                                       2006      1.057          1.075         2,118,939
                                                       2005      1.053          1.057         2,038,278
                                                       2004      1.025          1.053         1,320,238
                                                       2003      1.000          1.025           212,809

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                --
                                                       2006      1.477          1.849             2,466
                                                       2005      1.344          1.477                --
                                                       2004      1.180          1.344                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                --
                                                       2006      1.603          1.842           137,272
                                                       2005      1.529          1.603           114,865
                                                       2004      1.236          1.529            42,012
                                                       2003      1.000          1.236                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                --
                                                       2005      1.186          1.264            91,615
                                                       2004      1.137          1.186             8,207
                                                       2003      1.000          1.137                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                --
                                                       2005      1.219          1.248           594,858
                                                       2004      1.133          1.219           356,171
                                                       2003      1.000          1.133            46,186

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                --
                                                       2005      1.172          1.249            15,297
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                --
                                                       2005      1.007          1.074            14,121

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                --
                                                       2005      1.000          1.043           202,439

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           142,792

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.053                --
                                                       2005      1.008          1.035            58,836

  Travelers Managed Income Subaccount (11/99)........  2006      1.030          1.019                --
                                                       2005      1.037          1.030           531,729
                                                       2004      1.029          1.037           419,827
                                                       2003      1.000          1.029             6,725

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                --
                                                       2005      1.237          1.358            63,233
                                                       2004      1.090          1.237            21,338
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                --
                                                       2005      1.265          1.278            41,707
                                                       2004      1.132          1.265                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                --
                                                       2005      1.178          1.188         1,715,890
                                                       2004      1.079          1.178         1,111,199
                                                       2003      1.000          1.079            78,205

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165           303,452
                                                       2004      0.993          1.117           122,142

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                --
                                                       2005      1.314          1.410           708,291
                                                       2004      1.159          1.314           575,019
                                                       2003      1.000          1.159               788

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                --
                                                       2005      1.227          1.274             3,586
                                                       2004      1.127          1.227                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                --
                                                       2005      1.000          1.059                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.191          1.201                --
                                                       2005      1.173          1.191           253,499
                                                       2004      1.079          1.173            65,381
                                                       2003      1.000          1.079                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                --
                                                       2005      1.206          1.206           329,452
                                                       2004      1.117          1.206           126,430
                                                       2003      1.000          1.117                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.302                --
                                                       2005      1.032          1.133             1,556

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.213          1.257                --
                                                       2005      1.149          1.213                --
                                                       2004      1.129          1.149                --
                                                       2003      1.000          1.129                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.247          1.428            21,074
                                                       2006      1.237          1.247            21,074
                                                       2005      1.170          1.237            13,261
                                                       2004      1.116          1.170            13,267
                                                       2003      1.000          1.116                --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249               --
                                                       2004      1.120          1.220               --
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.738          1.955           83,938
                                                       2006      1.474          1.738           86,022
                                                       2005      1.319          1.474           89,838
                                                       2004      1.187          1.319           37,649
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.554          1.710          110,272
                                                       2006      1.440          1.554          160,431
                                                       2005      1.266          1.440          162,056
                                                       2004      1.149          1.266           50,046
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.449          1.490          119,046
                                                       2006      1.284          1.449          170,659
                                                       2005      1.239          1.284          171,218
                                                       2004      1.147          1.239           75,789
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.000          1.067               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.611          1.854            8,733
                                                       2006      1.474          1.611            8,737
                                                       2005      1.288          1.474            8,741
                                                       2004      1.141          1.288            8,746
                                                       2003      1.000          1.141            8,748

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.860          2.101           22,313
                                                       2006      1.690          1.860           22,317
                                                       2005      1.462          1.690           22,322
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.213          1.232               --
                                                       2006      1.048          1.213               --
                                                       2005      1.027          1.048               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.422          1.548            7,822
                                                       2006      1.336          1.422            7,831
                                                       2005      1.302          1.336            7,843
                                                       2004      1.192          1.302            7,433
                                                       2003      1.000          1.192            6,551

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334               --
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.414          3.044            3,285
                                                       2006      1.924          2.414            3,420
                                                       2005      1.542          1.924            3,578
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.750          1.979               --
                                                       2006      1.472          1.750           12,064
                                                       2005      1.364          1.472           12,064
                                                       2004      1.175          1.364            3,451
                                                       2003      1.000          1.175               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.639          1.954               --
                                                       2006      1.478          1.639               --
                                                       2005      1.347          1.478               --
                                                       2004      1.142          1.347               --
                                                       2003      1.000          1.142               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349               --
                                                       2006      1.207          1.269            9,233
                                                       2005      1.160          1.207            8,498
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.415            8,376
                                                       2006      1.337          1.424               --
                                                       2005      1.223          1.337               --
                                                       2004      1.136          1.223               --
                                                       2003      1.000          1.136               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.369          1.453            2,347
                                                       2006      1.218          1.369            2,458
                                                       2005      1.192          1.218            2,581
                                                       2004      1.119          1.192               --
                                                       2003      1.000          1.119               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.347          1.343               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.237          1.276          322,377
                                                       2006      1.143          1.237          333,035
                                                       2005      1.120          1.143          352,158
                                                       2004      1.089          1.120          357,916
                                                       2003      1.000          1.089          292,892

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (10/02)..................  2007      1.352          1.348           12,054
                                                       2006      1.215          1.352           12,059
                                                       2005      1.179          1.215           12,066
                                                       2004      1.129          1.179           12,072
                                                       2003      1.000          1.129           12,074

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.258          1.312               --
                                                       2006      1.090          1.258               --
                                                       2005      1.115          1.090               --
                                                       2004      1.101          1.115               --
                                                       2003      1.000          1.101               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.403          1.442               --
                                                       2006      1.245          1.403               --
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.453          1.441           46,876
                                                       2006      1.271          1.453           41,018
                                                       2005      1.238          1.271           42,517
                                                       2004      1.169          1.238           14,741
                                                       2003      1.000          1.169               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.449          1.488           49,125
                                                       2006      1.284          1.449           51,122
                                                       2005      1.231          1.284           52,677
                                                       2004      1.140          1.231           55,062
                                                       2003      1.000          1.140            9,003

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.212          1.250            6,057
                                                       2006      1.183          1.212            6,346
                                                       2005      1.148          1.183           14,223
                                                       2004      1.169          1.148            7,565
                                                       2003      1.000          1.169               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.494          1.567           12,190
                                                       2006      1.328          1.494           12,728
                                                       2005      1.252          1.328           20,292
                                                       2004      1.158          1.252            6,960
                                                       2003      1.000          1.158               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.308          1.327               --
                                                       2006      1.189          1.308               --
                                                       2005      1.173          1.189               --
                                                       2004      1.122          1.173               --
                                                       2003      1.000          1.122               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.581          1.703               --
                                                       2006      1.432          1.581               --
                                                       2005      1.394          1.432               --
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           17,210
                                                       2006      0.990          1.010           17,210
                                                       2005      0.988          0.990           21,619
                                                       2004      0.997          0.988           21,622
                                                       2003      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.145          1.144               --
                                                       2006      1.110          1.145               --
                                                       2005      1.105          1.110               --
                                                       2004      1.057          1.105               --
                                                       2003      1.000          1.057               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.300          1.277            3,495
                                                       2006      1.197          1.300            3,661
                                                       2005      1.191          1.197            3,844
                                                       2004      1.101          1.191               --
                                                       2003      1.000          1.101               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.013          1.040               --
                                                       2006      0.989          1.013               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691               --
                                                       2006      1.436          1.587               --
                                                       2005      1.397          1.436            6,229
                                                       2004      1.234          1.397            6,233
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           94,216
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           24,865
                                                       2005      1.404          1.488           23,389
                                                       2004      1.156          1.404              514
                                                       2003      1.000          1.156               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.576          1.582               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.272          1.123               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.089           62,933
                                                       2006      1.001          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.052           38,734
                                                       2006      1.015          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458               --
                                                       2006      1.256          1.384               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           24,961

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.239          1.293            3,641
                                                       2006      1.200          1.239            3,644

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974           41,741
                                                       2006      1.003          1.025           41,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.052          1.094            5,205
                                                       2006      1.017          1.052            5,205

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.287          1.259               --
                                                       2006      1.256          1.287               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.303          1.329           50,007
                                                       2006      1.223          1.303          115,433

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           25,681
                                                       2005      1.115          1.115           27,032
                                                       2004      1.046          1.115              321
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.073          1.143           87,003
                                                       2006      1.056          1.073           86,378
                                                       2005      1.052          1.056           85,546
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839               --
                                                       2005      1.528          1.601               --
                                                       2004      1.236          1.528               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.007          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      0.999          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.053               --
                                                       2005      1.008          1.034               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            4,772
                                                       2004      1.029          1.036               --
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          109,722
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      0.992          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            3,647
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.301               --
                                                       2005      1.032          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212               --
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.244          1.425               --
                                                       2006      1.236          1.244               --
                                                       2005      1.169          1.236               --
                                                       2004      1.115          1.169               --
                                                       2003      1.000          1.115               --




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.108          1.156                --
                                                       2005      1.082          1.108           124,480
                                                       2004      1.000          1.082                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.191          1.158                --
                                                       2005      1.059          1.191                --
                                                       2004      1.000          1.059                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.467          1.648           335,983
                                                       2006      1.244          1.467           321,792
                                                       2005      1.114          1.244           268,672
                                                       2004      1.000          1.114                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.334          1.466         1,784,210
                                                       2006      1.236          1.334         1,752,398
                                                       2005      1.087          1.236         1,267,579
                                                       2004      1.000          1.087                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.245          1.280         1,961,147
                                                       2006      1.104          1.245         1,906,663
                                                       2005      1.066          1.104         1,526,602
                                                       2004      1.000          1.066                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.354          1.338                --
                                                       2005      1.171          1.354            51,411
                                                       2004      1.000          1.171                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.352          1.755                --
                                                       2005      1.289          1.352            17,125
                                                       2004      1.000          1.289                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.206          1.309                --
                                                       2005      1.118          1.206            39,269
                                                       2004      1.000          1.118                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.208          1.344                --
                                                       2005      1.121          1.208            70,914
                                                       2004      1.000          1.121                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.385          1.593           272,543
                                                       2006      1.268          1.385           266,665
                                                       2005      1.109          1.268           197,661
                                                       2004      1.000          1.109                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.561          1.762           118,708
                                                       2006      1.419          1.561           117,304
                                                       2005      1.228          1.419           105,188
                                                       2004      1.000          1.228                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.212          1.231            73,305
                                                       2006      1.047          1.212            75,606
                                                       2005      1.027          1.047            49,789

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.185          1.290             5,940
                                                       2006      1.114          1.185             6,096
                                                       2005      1.086          1.114             5,038
                                                       2004      1.000          1.086                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.192          1.381                --
                                                       2005      1.101          1.192           298,938
                                                       2004      1.000          1.101                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.975          2.489            69,670
                                                       2006      1.575          1.975           100,175
                                                       2005      1.263          1.575            46,650
                                                       2004      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.483          1.676           343,456
                                                       2006      1.248          1.483           334,709
                                                       2005      1.157          1.248           253,947
                                                       2004      1.000          1.157                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.194          1.424                --
                                                       2005      1.121          1.194           125,786
                                                       2004      1.000          1.121                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.375          1.639            65,102
                                                       2006      1.240          1.375            30,026
                                                       2005      1.131          1.240            26,698
                                                       2004      1.000          1.131                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.147          1.281                --
                                                       2005      1.127          1.147            87,939
                                                       2004      1.000          1.127                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.123          1.193                --
                                                       2006      1.069          1.123                --
                                                       2005      1.027          1.069                --
                                                       2004      1.000          1.027                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.242          1.234           127,555
                                                       2006      1.166          1.242           186,416
                                                       2005      1.067          1.166           132,519
                                                       2004      1.000          1.067                --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.213          1.287           182,741
                                                       2006      1.080          1.213           180,102
                                                       2005      1.058          1.080           177,669
                                                       2004      1.000          1.058                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.185          1.182                --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.139          1.174            90,655
                                                       2006      1.053          1.139            90,655
                                                       2005      1.032          1.053            90,692
                                                       2004      1.000          1.032                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.191          1.187         1,086,135
                                                       2006      1.071          1.191         1,109,431
                                                       2005      1.040          1.071           907,116
                                                       2004      1.000          1.040                --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.147          1.195            26,571
                                                       2006      0.994          1.147            26,587
                                                       2005      1.017          0.994            19,939
                                                       2004      1.000          1.017                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.231          1.264            15,301
                                                       2006      1.093          1.231            16,010
                                                       2005      1.071          1.093            16,804
                                                       2004      1.000          1.071                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.242          1.231            61,528
                                                       2006      1.086          1.242            61,562
                                                       2005      1.059          1.086            57,572
                                                       2004      1.000          1.059                --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.255          1.289            17,971
                                                       2006      1.113          1.255            17,971
                                                       2005      1.068          1.113            17,971
                                                       2004      1.000          1.068                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.304          1.326            20,137
                                                       2006      1.127          1.304            20,963
                                                       2005      1.081          1.127            21,894
                                                       2004      1.000          1.081                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.045          1.077             3,503
                                                       2006      1.021          1.045            58,317
                                                       2005      0.991          1.021            23,650
                                                       2004      1.000          0.991                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.305          1.369            23,997
                                                       2006      1.161          1.305            24,179
                                                       2005      1.096          1.161            24,318
                                                       2004      1.000          1.096                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.152          1.168                --
                                                       2006      1.048          1.152                --
                                                       2005      1.034          1.048            14,628
                                                       2004      1.000          1.034                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.323          1.424            27,160
                                                       2006      1.198          1.323                --
                                                       2005      1.167          1.198                --
                                                       2004      1.000          1.167                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.011            22,751
                                                       2006      1.001          1.020            22,760
                                                       2005      0.999          1.001            22,776
                                                       2004      1.000          0.999                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.109          1.107             5,750
                                                       2006      1.075          1.109             5,756
                                                       2005      1.071          1.075             5,763
                                                       2004      1.000          1.071                --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.184          1.163           146,860
                                                       2006      1.090          1.184           147,174
                                                       2005      1.086          1.090           114,137
                                                       2004      1.000          1.086                --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.025          1.052            54,756
                                                       2006      1.001          1.025           664,130
                                                       2005      0.995          1.001            51,624
                                                       2004      1.000          0.995                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.328          1.415                --
                                                       2006      1.202          1.328            27,105
                                                       2005      1.170          1.202            27,876
                                                       2004      1.000          1.170                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.246          1.305                --
                                                       2006      1.078          1.246                --
                                                       2005      1.058          1.078                --
                                                       2004      1.000          1.058                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.277          1.325                --
                                                       2006      1.112          1.277           190,930
                                                       2005      1.101          1.112           197,024
                                                       2004      1.000          1.101                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.352          1.487                --
                                                       2006      1.231          1.352           159,734
                                                       2005      1.162          1.231           134,734
                                                       2004      1.000          1.162                --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.380          1.444                --
                                                       2006      1.308          1.380            21,571

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.432          1.438            54,056

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.343          1.301             4,902
                                                       2006      1.264          1.343                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.547          1.501            66,420
                                                       2006      1.409          1.547            96,944

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.366          1.744            25,082
                                                       2006      1.338          1.366            24,119

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.271          1.122            37,396

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.088           899,018
                                                       2006      1.001          1.072           675,907

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           201,194
                                                       2006      1.015          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.175          1.287                --
                                                       2006      1.194          1.175                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.286          1.402               473
                                                       2006      1.301          1.286               475

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.712          1.792             6,061

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.470            65,629
                                                       2006      1.267          1.395           113,583

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014            91,293
                                                       2006      1.003          1.216            24,155

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.076          1.135           294,380

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.288          1.324            17,292
                                                       2006      1.202          1.288            17,292

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.166          1.285                --
                                                       2006      1.112          1.166            38,401

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.218           307,055
                                                       2006      1.130          1.167           311,443

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.973           340,766
                                                       2006      1.003          1.025           317,037

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.113          1.312               605
                                                       2006      1.145          1.113               606

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.045          1.085             4,543
                                                       2006      1.010          1.045             4,549

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.162          1.136                --
                                                       2006      1.134          1.162                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.160          1.180                --
                                                       2006      1.149          1.160                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.209          1.232            63,709
                                                       2006      1.183          1.209            63,906

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.068             2,618
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.073                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.072             2,157
                                                       2006      1.002          1.045             2,161

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.073           165,183
                                                       2006      1.002          1.051           165,183

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.073            75,839
                                                       2006      1.002          1.055            75,546

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.213          1.237         1,017,126
                                                       2006      1.139          1.213         1,030,586

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.089           219,096
                                                       2006      0.996          1.047           217,827

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.137             9,221
                                                       2006      0.998          1.065                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.052          1.072                --
                                                       2006      1.068          1.052           303,167
                                                       2005      1.069          1.068           266,278
                                                       2004      1.000          1.069                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.065          1.134           277,970
                                                       2006      1.048          1.065           278,390
                                                       2005      1.045          1.048           202,033
                                                       2004      1.000          1.045                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.593          1.721                --
                                                       2006      1.274          1.593                --
                                                       2005      1.160          1.274                --
                                                       2004      1.000          1.160                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.436          1.531                --
                                                       2006      1.251          1.436            32,497
                                                       2005      1.194          1.251            26,570
                                                       2004      1.000          1.194                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.124          1.194                --
                                                       2005      1.056          1.124                --
                                                       2004      1.000          1.056                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.128          1.183                --
                                                       2005      1.103          1.128            52,283
                                                       2004      1.000          1.103                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.117          1.149                --
                                                       2005      1.050          1.117                --
                                                       2004      1.000          1.050                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140                --
                                                       2005      1.007          1.074                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027             7,282

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078                --
                                                       2005      1.000          1.043           153,519

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.105                --
                                                       2005      0.999          1.061            56,819

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.052                --
                                                       2005      1.008          1.034             2,060

  Travelers Managed Income Subaccount (11/99)........  2006      1.022          1.010                --
                                                       2005      1.030          1.022            18,856
                                                       2004      1.000          1.030                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.234          1.308                --
                                                       2005      1.125          1.234            13,222
                                                       2004      1.000          1.125                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.084          1.145                --
                                                       2005      1.075          1.084                --
                                                       2004      1.000          1.075                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.105          1.139                --
                                                       2005      1.097          1.105           900,374
                                                       2004      1.000          1.097                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.175          1.267                --
                                                       2005      1.127          1.175            74,412
                                                       2004      1.002          1.127                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.229          1.409                --
                                                       2005      1.146          1.229            53,537
                                                       2004      1.000          1.146                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.135          1.202                --
                                                       2005      1.094          1.135            17,292
                                                       2004      1.000          1.094                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.112                --
                                                       2005      1.000          1.059            15,405

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.121          1.130                --
                                                       2005      1.105          1.121           295,861
                                                       2004      1.000          1.105                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.098          1.143                --
                                                       2005      1.099          1.098                --
                                                       2004      1.000          1.099                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.301                --
                                                       2005      1.032          1.132             7,671

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104             7,199

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.095          1.134                --
                                                       2005      1.038          1.095                --
                                                       2004      1.000          1.038                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.127          1.290                --
                                                       2006      1.120          1.127                --
                                                       2005      1.060          1.120                --
                                                       2004      1.000          1.060                --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.20% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.382          1.442                --
                                                       2005      1.351          1.382            87,681
                                                       2004      1.242          1.351            53,488
                                                       2003      0.960          1.242             8,543
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.902          2.136           264,698
                                                       2006      1.614          1.902           243,233
                                                       2005      1.446          1.614           263,482
                                                       2004      1.303          1.446           234,185
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.734          1.905           560,251
                                                       2006      1.608          1.734           591,139
                                                       2005      1.415          1.608           608,837
                                                       2004      1.285          1.415           542,802
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.585          1.629           976,013
                                                       2006      1.406          1.585           981,249
                                                       2005      1.358          1.406         1,000,046
                                                       2004      1.258          1.358           950,041
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290             1,812
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.753          2.015            89,781
                                                       2006      1.606          1.753           113,109
                                                       2005      1.405          1.606           111,224
                                                       2004      1.245          1.405           123,753
                                                       2003      0.991          1.245            55,188
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.065          2.330            73,601
                                                       2006      1.878          2.065            71,557
                                                       2005      1.626          1.878            71,714
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.211          1.229           210,061
                                                       2006      1.047          1.211            34,644
                                                       2005      1.027          1.047                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.546          1.682            41,736
                                                       2006      1.454          1.546            56,156
                                                       2005      1.418          1.454            58,906
                                                       2004      1.300          1.418            56,400
                                                       2003      0.969          1.300            29,124
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           288,138
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.745          3.458            45,795
                                                       2006      2.190          2.745            47,212
                                                       2005      1.757          2.190            44,244
                                                       2004      1.440          1.757            50,617
                                                       2003      1.000          1.440            30,640

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.899          2.144            79,486
                                                       2006      1.598          1.899            77,535
                                                       2005      1.483          1.598            65,940
                                                       2004      1.279          1.483            61,084
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            77,554
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.855          2.209            17,950
                                                       2006      1.674          1.855            18,867
                                                       2005      1.527          1.674            27,542
                                                       2004      1.296          1.527            25,628
                                                       2003      0.983          1.296            18,539
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.386          1.472                --
                                                       2006      1.320          1.386                --
                                                       2005      1.269          1.320            20,272
                                                       2004      1.261          1.269                --
                                                       2003      0.960          1.261                --
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.564          1.553           271,215
                                                       2006      1.470          1.564           319,844
                                                       2005      1.346          1.470           331,153
                                                       2004      1.251          1.346           333,858
                                                       2003      0.951          1.251           177,260
                                                       2002      1.000          0.951                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.451          1.539           214,546
                                                       2006      1.292          1.451           128,547
                                                       2005      1.267          1.292           137,911
                                                       2004      1.190          1.267           130,325
                                                       2003      0.977          1.190           108,325
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.451          1.447            58,131

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.323          1.363         1,145,154
                                                       2006      1.224          1.323         1,365,232
                                                       2005      1.200          1.224         1,377,552
                                                       2004      1.168          1.200         1,374,620
                                                       2003      0.979          1.168         1,016,318
                                                       2002      1.000          0.979                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.488          1.482           773,476
                                                       2006      1.339          1.488           799,557
                                                       2005      1.300          1.339         1,005,196
                                                       2004      1.246          1.300         1,120,270
                                                       2003      0.969          1.246           559,967
                                                       2002      1.000          0.969                --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.325          1.380            10,445
                                                       2006      1.149          1.325            16,365
                                                       2005      1.176          1.149            16,173
                                                       2004      1.163          1.176             6,295
                                                       2003      0.963          1.163             6,109
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.624          1.609           354,564
                                                       2006      1.421          1.624           208,073
                                                       2005      1.386          1.421           244,750
                                                       2004      1.310          1.386           255,757
                                                       2003      0.966          1.310           109,298
                                                       2002      1.000          0.966                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.569          1.610           847,563
                                                       2006      1.392          1.569           853,067
                                                       2005      1.336          1.392           621,873
                                                       2004      1.239          1.336           294,992
                                                       2003      0.962          1.239                --
                                                       2002      1.000          0.962                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.412          1.455           144,412
                                                       2006      1.380          1.412           156,218
                                                       2005      1.341          1.380           186,768
                                                       2004      1.366          1.341           198,544
                                                       2003      0.946          1.366           106,645
                                                       2002      1.000          0.946                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.594          1.670            11,287
                                                       2006      1.419          1.594            19,944
                                                       2005      1.339          1.419            42,942
                                                       2004      1.240          1.339            42,958
                                                       2003      0.977          1.240            27,736
                                                       2002      1.000          0.977                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.410          1.429                --
                                                       2006      1.284          1.410            68,918
                                                       2005      1.267          1.284            68,969
                                                       2004      1.213          1.267            68,535
                                                       2003      0.961          1.213                --
                                                       2002      1.000          0.961                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.801          1.938            52,625
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.006          0.998            33,007
                                                       2006      0.988          1.006            65,692
                                                       2005      0.987          0.988           105,280
                                                       2004      0.997          0.987            71,789
                                                       2003      1.000          0.997            30,870

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.193          1.190            37,384
                                                       2006      1.157          1.193            40,392
                                                       2005      1.153          1.157           201,480
                                                       2004      1.104          1.153           199,486
                                                       2003      1.010          1.104           169,179
                                                       2002      1.000          1.010                --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.479          1.452           562,737
                                                       2006      1.363          1.479           556,949
                                                       2005      1.358          1.363           592,813
                                                       2004      1.256          1.358           550,689
                                                       2003      1.007          1.256           282,296
                                                       2002      1.000          1.007                --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.000          1.026           234,454
                                                       2006      0.977          1.000           259,784
                                                       2005      0.971          0.977            37,008
                                                       2004      0.984          0.971            35,476
                                                       2003      0.999          0.984            17,168
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.735          1.848                --
                                                       2006      1.571          1.735            13,206
                                                       2005      1.531          1.571            65,581
                                                       2004      1.353          1.531            68,766
                                                       2003      0.974          1.353            18,794
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           112,858
                                                       2005      1.364          1.378           126,897
                                                       2004      1.238          1.364            96,031
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767            78,050
                                                       2005      1.520          1.610            96,218
                                                       2004      1.253          1.520            56,353
                                                       2003      1.000          1.253            25,857

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           125,866

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.662          1.668           118,235

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.922          1.865            34,166
                                                       2006      1.752          1.922            48,650

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.613          2.059             7,981
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.269          1.120            14,166

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.087           484,074
                                                       2006      1.001          1.072           418,886

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           158,828
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.417          1.551            57,496
                                                       2006      1.440          1.417            60,677

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.094          2.191             8,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.117          1.178            76,508

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.972           111,671
                                                       2006      1.003          1.025            36,008

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.509          1.777            40,751
                                                       2006      1.552          1.509            43,270

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.097          1.139           104,599
                                                       2006      1.061          1.097           114,070

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.349          1.319             6,394
                                                       2006      1.318          1.349                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.356          1.379            97,173
                                                       2006      1.343          1.356           100,347

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.447          1.474            58,373
                                                       2006      1.417          1.447            69,711

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.088           123,985
                                                       2006      0.996          1.047           130,335

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092            81,833
                                                       2005      1.110          1.109           104,374
                                                       2004      1.042          1.110           168,773
                                                       2003      1.000          1.042            54,678

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.086          1.155           471,554
                                                       2006      1.069          1.086           561,674
                                                       2005      1.067          1.069           596,876
                                                       2004      1.040          1.067           576,706
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            32,939
                                                       2005      1.765          1.848            31,893
                                                       2004      1.430          1.765            15,972
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            76,662
                                                       2004      1.223          1.274            74,577
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351            70,507
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.007          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      0.999          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.052                --
                                                       2005      1.007          1.034                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.073          1.061                --
                                                       2005      1.082          1.073           296,846
                                                       2004      1.076          1.082           297,600
                                                       2003      1.014          1.076           267,025
                                                       2002      1.000          1.014                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           141,770
                                                       2004      1.153          1.308           143,975
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            45,898
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      0.992          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            48,397
                                                       2004      1.259          1.426            47,726
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353            90,468
                                                       2004      1.257          1.355            90,472
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.300                --
                                                       2005      1.032          1.132                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.272          1.318                --
                                                       2005      1.206          1.272                --
                                                       2004      1.187          1.206                --
                                                       2003      0.966          1.187                --
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.330          1.521            23,206
                                                       2006      1.321          1.330            24,855
                                                       2005      1.251          1.321            25,581
                                                       2004      1.195          1.251            28,191
                                                       2003      0.959          1.195            27,256
                                                       2002      1.000          0.959                --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.25% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.245          1.298               --
                                                       2005      1.217          1.245           16,198
                                                       2004      1.119          1.217           14,086
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.299          1.262               --
                                                       2005      1.157          1.299               --
                                                       2004      1.092          1.157               --
                                                       2003      1.000          1.092               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.730          1.942          117,920
                                                       2006      1.469          1.730          115,113
                                                       2005      1.317          1.469          100,572
                                                       2004      1.187          1.317           84,658
                                                       2003      1.000          1.187           35,982

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.546          1.699          300,337
                                                       2006      1.435          1.546          378,510
                                                       2005      1.263          1.435          367,323
                                                       2004      1.148          1.263          182,999
                                                       2003      1.000          1.148           24,955

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.442          1.480          388,232
                                                       2006      1.280          1.442          530,741
                                                       2005      1.237          1.280          459,535
                                                       2004      1.146          1.237          371,564
                                                       2003      1.000          1.146           61,915

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.545          1.526               --
                                                       2005      1.337          1.545               --
                                                       2004      1.144          1.337               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.538          1.994               --
                                                       2005      1.467          1.538               --
                                                       2004      1.142          1.467               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401               --
                                                       2005      1.199          1.291               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.289          1.433               --
                                                       2005      1.197          1.289            5,887
                                                       2004      1.067          1.197               --
                                                       2003      1.000          1.067               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.603          1.842           36,894
                                                       2006      1.469          1.603           12,178
                                                       2005      1.286          1.469           12,347
                                                       2004      1.140          1.286           12,526
                                                       2003      1.000          1.140            2,436

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.851          2.087           21,526
                                                       2006      1.684          1.851           65,899
                                                       2005      1.459          1.684           85,140
                                                       2004      1.197          1.459           83,256
                                                       2003      1.000          1.197           53,786

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.210          1.227          128,514
                                                       2006      1.047          1.210           72,427
                                                       2005      1.027          1.047           72,427

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.414          1.538           83,745
                                                       2006      1.331          1.414           84,074
                                                       2005      1.299          1.331           83,937
                                                       2004      1.192          1.299           19,793
                                                       2003      1.000          1.192           10,110

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.329          1.539               --
                                                       2005      1.230          1.329          328,303
                                                       2004      1.117          1.230          233,510
                                                       2003      1.000          1.117           58,994

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.402          3.024           77,760
                                                       2006      1.917          2.402           76,787
                                                       2005      1.539          1.917           84,494
                                                       2004      1.262          1.539           25,618
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.742          1.966           70,627
                                                       2006      1.467          1.742          131,955
                                                       2005      1.361          1.467          142,163
                                                       2004      1.175          1.361          102,534
                                                       2003      1.000          1.175           43,980

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.401          1.669               --
                                                       2005      1.316          1.401           63,647
                                                       2004      1.160          1.316            3,322
                                                       2003      1.000          1.160               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.631          1.941               --
                                                       2006      1.472          1.631               --
                                                       2005      1.344          1.472               --
                                                       2004      1.141          1.344               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.339          1.494               --
                                                       2005      1.317          1.339               --
                                                       2004      1.172          1.317               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.262          1.341               --
                                                       2006      1.203          1.262               --
                                                       2005      1.157          1.203               --
                                                       2004      1.150          1.157               --
                                                       2003      1.000          1.150               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.417          1.406          313,575
                                                       2006      1.332          1.417          384,325
                                                       2005      1.220          1.332          397,297
                                                       2004      1.135          1.220          306,530
                                                       2003      1.000          1.135          135,782

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.362          1.444          220,256
                                                       2006      1.213          1.362          226,641
                                                       2005      1.190          1.213          267,726
                                                       2004      1.119          1.190          235,097
                                                       2003      1.000          1.119           35,970

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.338          1.334           33,579

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.231          1.268          598,740
                                                       2006      1.139          1.231          613,890
                                                       2005      1.117          1.139          635,877
                                                       2004      1.088          1.117          931,761
                                                       2003      1.000          1.088          320,144

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (10/02)..................  2007      1.345          1.339          611,871
                                                       2006      1.210          1.345          627,973
                                                       2005      1.176          1.210          802,826
                                                       2004      1.128          1.176          660,981
                                                       2003      1.000          1.128            4,696

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.252          1.303            7,628
                                                       2006      1.086          1.252            8,475
                                                       2005      1.113          1.086            8,482
                                                       2004      1.101          1.113            6,616
                                                       2003      1.000          1.101            2,853

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.396          1.432            3,266
                                                       2006      1.240          1.396            3,539
                                                       2005      1.217          1.240            3,542
                                                       2004      1.129          1.217            3,546
                                                       2003      1.000          1.129              600

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.446          1.432          124,265
                                                       2006      1.266          1.446          120,615
                                                       2005      1.236          1.266          166,729
                                                       2004      1.168          1.236          149,510
                                                       2003      1.000          1.168           82,968

  LMPVET Global Equity Subaccount (10/02)............  2007      1.441          1.478            6,263
                                                       2006      1.280          1.441            6,758
                                                       2005      1.228          1.280            9,454
                                                       2004      1.139          1.228            9,102
                                                       2003      1.000          1.139            2,441

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.490          1.513               --
                                                       2006      1.288          1.490               --
                                                       2005      1.237          1.288               --
                                                       2004      1.146          1.237            6,963
                                                       2003      1.000          1.146               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.206          1.241           83,408
                                                       2006      1.179          1.206           83,807
                                                       2005      1.146          1.179           92,992
                                                       2004      1.168          1.146           77,868
                                                       2003      1.000          1.168           11,125

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.486          1.557           52,587
                                                       2006      1.324          1.486           55,427
                                                       2005      1.250          1.324           81,772
                                                       2004      1.158          1.250           67,514
                                                       2003      1.000          1.158           29,696

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.301          1.318               --
                                                       2006      1.185          1.301           33,612
                                                       2005      1.171          1.185           65,618
                                                       2004      1.122          1.171           74,904
                                                       2003      1.000          1.122            4,725

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.573          1.692           28,230
                                                       2006      1.426          1.573            8,013
                                                       2005      1.391          1.426           19,688
                                                       2004      1.236          1.391           14,484
                                                       2003      1.000          1.236            1,223

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.005          0.995            8,376
                                                       2006      0.987          1.005            9,074
                                                       2005      0.986          0.987            9,083
                                                       2004      0.997          0.986          279,946
                                                       2003      1.000          0.997            3,430

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.140          1.136           47,872
                                                       2006      1.106          1.140           56,778
                                                       2005      1.103          1.106           76,254
                                                       2004      1.057          1.103           45,843
                                                       2003      1.000          1.057               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.294          1.269           89,181
                                                       2006      1.192          1.294          118,354
                                                       2005      1.189          1.192          153,029
                                                       2004      1.101          1.189          102,204
                                                       2003      1.000          1.101           31,438

  LMPVIT Money Market Subaccount (11/99).............  2007      1.008          1.034          278,150
                                                       2006      0.985          1.008          291,012
                                                       2005      0.980          0.985           12,917
                                                       2004      0.993          0.980           12,973
                                                       2003      1.000          0.993               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.579          1.681               --
                                                       2006      1.430          1.579           23,250
                                                       2005      1.394          1.430           46,739
                                                       2004      1.234          1.394           34,057
                                                       2003      1.000          1.234            1,294

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.455          1.523               --
                                                       2006      1.260          1.455            7,011
                                                       2005      1.238          1.260            7,014
                                                       2004      1.169          1.238            5,312
                                                       2003      1.000          1.169               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.453          1.507               --
                                                       2006      1.267          1.453          222,585
                                                       2005      1.255          1.267          225,080
                                                       2004      1.140          1.255           77,831
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.627          1.789               --
                                                       2006      1.483          1.627           70,855
                                                       2005      1.401          1.483           62,354
                                                       2004      1.155          1.401           57,580
                                                       2003      1.000          1.155           12,721

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.510          1.580               --
                                                       2006      1.432          1.510               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.567          1.572               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.341          1.298           10,722
                                                       2006      1.263          1.341           16,757

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.765          1.711           60,920
                                                       2006      1.608          1.765           65,105

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.557          1.986               --
                                                       2006      1.526          1.557               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.268          1.119           31,793

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.086          646,842
                                                       2006      1.001          1.071          497,065

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.050          108,800
                                                       2006      1.015          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.314          1.438           76,454
                                                       2006      1.336          1.314           76,468

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.284          1.399               --
                                                       2006      1.299          1.284               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.973          2.063               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.378          1.450           30,572
                                                       2006      1.252          1.378           42,969

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.012           82,855
                                                       2006      1.003          1.215           79,157

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.118          1.179            3,372

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.437          1.476           38,804
                                                       2006      1.343          1.437           39,607

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.164          1.283               --
                                                       2006      1.111          1.164               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.232          1.285          124,997
                                                       2006      1.195          1.232           17,465

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.971           22,229
                                                       2006      1.003          1.024            8,413

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.305          1.536               --
                                                       2006      1.343          1.305               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.047          1.086           89,951
                                                       2006      1.013          1.047           92,814

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.280          1.250           19,076
                                                       2006      1.251          1.280           18,930

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.290          1.310            5,588
                                                       2006      1.278          1.290            5,372

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.330          1.353           16,470
                                                       2006      1.302          1.330           63,550

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.066               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.070               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.071               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.071          259,518
                                                       2006      1.002          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.297          1.320           98,464
                                                       2006      1.218          1.297          204,341

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.087           96,661
                                                       2006      0.996          1.046           96,880

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.094          1.113               --
                                                       2006      1.111          1.094           13,713
                                                       2005      1.113          1.111           12,904
                                                       2004      1.045          1.113           12,535
                                                       2003      1.000          1.045            8,697

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.068          1.135          296,952
                                                       2006      1.052          1.068          242,917
                                                       2005      1.050          1.052          430,409
                                                       2004      1.024          1.050           39,973
                                                       2003      1.000          1.024            2,626

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.836          1.983               --
                                                       2006      1.470          1.836               --
                                                       2005      1.340          1.470               --
                                                       2004      1.179          1.340               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.830          1.950               --
                                                       2006      1.596          1.830            8,175
                                                       2005      1.525          1.596           23,414
                                                       2004      1.235          1.525           24,487
                                                       2003      1.000          1.235            9,446

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.258          1.336               --
                                                       2005      1.183          1.258           78,350
                                                       2004      1.136          1.183            8,460
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.242          1.302               --
                                                       2005      1.216          1.242           64,182
                                                       2004      1.132          1.216           57,086
                                                       2003      1.000          1.132           35,179

  Travelers Large Cap Subaccount (11/99).............  2006      1.243          1.278               --
                                                       2005      1.169          1.243               --
                                                       2004      1.123          1.169               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.139               --
                                                       2005      1.007          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077               --
                                                       2005      1.000          1.042               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104               --
                                                       2005      0.999          1.061               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.033          1.051               --
                                                       2005      1.007          1.033               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.025          1.013               --
                                                       2005      1.034          1.025          118,075
                                                       2004      1.028          1.034          104,403
                                                       2003      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.352          1.432               --
                                                       2005      1.234          1.352               --
                                                       2004      1.089          1.234               --
                                                       2003      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.272          1.343               --
                                                       2005      1.262          1.272               --
                                                       2004      1.131          1.262               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.183          1.218               --
                                                       2005      1.175          1.183          221,362
                                                       2004      1.078          1.175          214,552
                                                       2003      1.000          1.078           73,796

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.162          1.252               --
                                                       2005      1.116          1.162               --
                                                       2004      0.992          1.116               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.403          1.608               --
                                                       2005      1.310          1.403           14,625
                                                       2004      1.158          1.310            4,686
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.268          1.343               --
                                                       2005      1.224          1.268           40,603
                                                       2004      1.126          1.224           40,130
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.111               --
                                                       2005      1.000          1.058               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.186          1.195               --
                                                       2005      1.170          1.186           19,123
                                                       2004      1.078          1.170            1,155
                                                       2003      1.000          1.078               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.200          1.249               --
                                                       2005      1.203          1.200            5,498
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.25% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.131          1.299               --
                                                       2005      1.031          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.207          1.251               --
                                                       2005      1.145          1.207           54,061
                                                       2004      1.128          1.145           43,204
                                                       2003      1.000          1.128           43,224

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.238          1.416            9,685
                                                       2006      1.231          1.238            9,685
                                                       2005      1.167          1.231            9,685
                                                       2004      1.115          1.167            9,685
                                                       2003      1.000          1.115            9,685




           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.105          1.153               --
                                                       2005      1.081          1.105               --
                                                       2004      1.000          1.081               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.188          1.154               --
                                                       2005      1.059          1.188               --
                                                       2004      1.000          1.059               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.640           68,097
                                                       2006      1.241          1.461           68,097
                                                       2005      1.113          1.241           68,097
                                                       2004      1.000          1.113               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.329          1.459           39,573
                                                       2006      1.233          1.329           49,475
                                                       2005      1.086          1.233           10,301
                                                       2004      1.000          1.086               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.240          1.273           44,100
                                                       2006      1.102          1.240           55,209
                                                       2005      1.065          1.102           11,556
                                                       2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.351          1.334               --
                                                       2005      1.170          1.351               --
                                                       2004      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.349          1.749               --
                                                       2005      1.288          1.349           36,512
                                                       2004      1.000          1.288               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.203          1.305               --
                                                       2005      1.117          1.203               --
                                                       2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.205          1.340               --
                                                       2005      1.120          1.205               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.380          1.584           16,789
                                                       2006      1.265          1.380           16,789
                                                       2005      1.108          1.265           16,789
                                                       2004      1.000          1.108               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.555          1.753               --
                                                       2006      1.416          1.555               --
                                                       2005      1.227          1.416               --
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.209          1.226               --
                                                       2006      1.046          1.209               --
                                                       2005      1.027          1.046               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.181          1.283               --
                                                       2006      1.111          1.181               --
                                                       2005      1.085          1.111               --
                                                       2004      1.000          1.085               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.189          1.376               --
                                                       2005      1.100          1.189               --
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.967          2.476           35,523
                                                       2006      1.572          1.967           38,716
                                                       2005      1.262          1.572           38,853
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.478          1.667           52,733
                                                       2006      1.245          1.478           52,733
                                                       2005      1.156          1.245           52,733
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.191          1.418               --
                                                       2005      1.120          1.191               --
                                                       2004      1.000          1.120               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.370          1.630               --
                                                       2006      1.237          1.370               --
                                                       2005      1.130          1.237               --
                                                       2004      1.000          1.130               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.145          1.277               --
                                                       2005      1.126          1.145            6,109
                                                       2004      1.000          1.126               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.119          1.188               --
                                                       2006      1.066          1.119               --
                                                       2005      1.026          1.066               --
                                                       2004      1.000          1.026               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.237          1.227           24,410
                                                       2006      1.164          1.237           24,414
                                                       2005      1.066          1.164           24,417
                                                       2004      1.000          1.066               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.209          1.280               --
                                                       2006      1.077          1.209               --
                                                       2005      1.057          1.077               --
                                                       2004      1.000          1.057               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.179          1.176               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.135          1.168          156,235
                                                       2006      1.051          1.135           47,620
                                                       2005      1.031          1.051           47,644
                                                       2004      1.000          1.031               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.187          1.181          253,762
                                                       2006      1.069          1.187          265,617
                                                       2005      1.039          1.069          230,528
                                                       2004      1.000          1.039               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.143          1.188               --
                                                       2006      0.991          1.143               --
                                                       2005      1.016          0.991               --
                                                       2004      1.000          1.016               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.227          1.258               --
                                                       2006      1.090          1.227               --
                                                       2005      1.070          1.090               --
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.237          1.224               --
                                                       2006      1.084          1.237               --
                                                       2005      1.058          1.084               --
                                                       2004      1.000          1.058               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.251          1.282               --
                                                       2006      1.111          1.251               --
                                                       2005      1.067          1.111               --
                                                       2004      1.000          1.067               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.299          1.319               --
                                                       2006      1.124          1.299               --
                                                       2005      1.080          1.124               --
                                                       2004      1.000          1.080               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.041          1.071               --
                                                       2006      1.018          1.041               --
                                                       2005      0.990          1.018               --
                                                       2004      1.000          0.990               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.300          1.361               --
                                                       2006      1.159          1.300               --
                                                       2005      1.095          1.159               --
                                                       2004      1.000          1.095               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.147          1.162               --
                                                       2006      1.046          1.147               --
                                                       2005      1.033          1.046               --
                                                       2004      1.000          1.033               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.318          1.417           13,294
                                                       2006      1.196          1.318               --
                                                       2005      1.166          1.196               --
                                                       2004      1.000          1.166               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.016          1.006               --
                                                       2006      0.998          1.016               --
                                                       2005      0.998          0.998               --
                                                       2004      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.105          1.101               --
                                                       2006      1.073          1.105               --
                                                       2005      1.071          1.073               --
                                                       2004      1.000          1.071               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.180          1.157               --
                                                       2006      1.088          1.180               --
                                                       2005      1.085          1.088               --
                                                       2004      1.000          1.085               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.021          1.047               --
                                                       2006      0.998          1.021               --
                                                       2005      0.994          0.998               --
                                                       2004      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.323          1.408               --
                                                       2006      1.199          1.323           13,265
                                                       2005      1.170          1.199           13,265
                                                       2004      1.000          1.170               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.241          1.299               --
                                                       2006      1.075          1.241               --
                                                       2005      1.057          1.075               --
                                                       2004      1.000          1.057               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.272          1.319               --
                                                       2006      1.110          1.272               --
                                                       2005      1.100          1.110               --
                                                       2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.347          1.481               --
                                                       2006      1.228          1.347           44,386
                                                       2005      1.161          1.228           44,386
                                                       2004      1.000          1.161               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.375          1.438               --
                                                       2006      1.304          1.375               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.426          1.430               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.340          1.296               --
                                                       2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.541          1.493               --
                                                       2006      1.405          1.541               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.361          1.735               --
                                                       2006      1.334          1.361               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.267          1.117               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.085               --
                                                       2006      1.001          1.071               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.049           56,066
                                                       2006      1.015          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.171          1.281               --
                                                       2006      1.191          1.171               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.283          1.397               --
                                                       2006      1.299          1.283               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.705          1.782               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.390          1.462               --
                                                       2006      1.264          1.390               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           52,985
                                                       2006      1.003          1.214           52,985

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.071          1.129           44,737

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.283          1.317               --
                                                       2006      1.199          1.283               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.163          1.281               --
                                                       2006      1.110          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.211               --
                                                       2006      1.127          1.162               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970           32,436
                                                       2006      1.003          1.024            7,768

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.109          1.305               --
                                                       2006      1.142          1.109               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.041          1.079               --
                                                       2006      1.008          1.041               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.157          1.130               --
                                                       2006      1.131          1.157               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.156          1.174               --
                                                       2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.205          1.225               --
                                                       2006      1.180          1.205               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070               --
                                                       2006      1.002          1.054               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.208          1.230               --
                                                       2006      1.136          1.208               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.048          1.067               --
                                                       2006      1.065          1.048           54,015
                                                       2005      1.068          1.065           54,415
                                                       2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.061          1.128            6,765
                                                       2006      1.046          1.061           16,227
                                                       2005      1.045          1.046           16,638
                                                       2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.587          1.714               --
                                                       2006      1.271          1.587               --
                                                       2005      1.159          1.271               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.431          1.525               --
                                                       2006      1.248          1.431           17,538
                                                       2005      1.193          1.248           17,538
                                                       2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.121          1.191               --
                                                       2005      1.055          1.121               --
                                                       2004      1.000          1.055               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.126          1.180               --
                                                       2005      1.102          1.126               --
                                                       2004      1.000          1.102               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.114          1.145               --
                                                       2005      1.049          1.114               --
                                                       2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138               --
                                                       2005      1.007          1.073               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.076               --
                                                       2005      1.000          1.042               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103               --
                                                       2005      0.999          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.033          1.051               --
                                                       2005      1.007          1.033               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.020          1.008               --
                                                       2005      1.029          1.020               --
                                                       2004      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.231          1.304               --
                                                       2005      1.124          1.231               --
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.142               --
                                                       2005      1.074          1.081               --
                                                       2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.103          1.136               --
                                                       2005      1.096          1.103               --
                                                       2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.172          1.264               --
                                                       2005      1.127          1.172               --
                                                       2004      1.002          1.127               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.226          1.405               --
                                                       2005      1.145          1.226               --
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.133          1.199               --
                                                       2005      1.093          1.133               --
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.110               --
                                                       2005      1.000          1.058               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.119          1.127               --
                                                       2005      1.104          1.119               --
                                                       2004      1.000          1.104               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.095          1.140               --
                                                       2005      1.098          1.095               --
                                                       2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.131          1.299               --
                                                       2005      1.031          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263               --
                                                       2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.092          1.131               --
                                                       2005      1.037          1.092               --
                                                       2004      1.000          1.037               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.123          1.284               --
                                                       2006      1.117          1.123               --
                                                       2005      1.059          1.117               --
                                                       2004      1.000          1.059               --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.35% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.104          1.152               --
                                                       2005      1.081          1.104            5,812
                                                       2004      1.000          1.081               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.187          1.152               --
                                                       2005      1.058          1.187               --
                                                       2004      1.000          1.058               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.459          1.637               84
                                                       2006      1.240          1.459               --
                                                       2005      1.113          1.240               --
                                                       2004      1.000          1.113               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.35% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.327          1.456           72,666
                                                       2006      1.232          1.327           76,378
                                                       2005      1.086          1.232           71,771
                                                       2004      1.000          1.086               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.239          1.271           23,554
                                                       2006      1.101          1.239           25,969
                                                       2005      1.065          1.101           21,455
                                                       2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.350          1.333               --
                                                       2005      1.169          1.350               --
                                                       2004      1.000          1.169               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.348          1.746               --
                                                       2005      1.288          1.348               --
                                                       2004      1.000          1.288               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.202          1.304               --
                                                       2005      1.117          1.202               --
                                                       2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.204          1.339               --
                                                       2005      1.119          1.204           21,064
                                                       2004      1.000          1.119               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.378          1.581           29,644
                                                       2006      1.264          1.378           31,160
                                                       2005      1.107          1.264           30,537
                                                       2004      1.000          1.107               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.553          1.750           34,591
                                                       2006      1.415          1.553           36,876
                                                       2005      1.227          1.415           36,435
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.208          1.224           56,581
                                                       2006      1.046          1.208           54,957
                                                       2005      1.027          1.046           51,848

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.35% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.179          1.281               --
                                                       2006      1.111          1.179               --
                                                       2005      1.085          1.111               --
                                                       2004      1.000          1.085               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.188          1.374               --
                                                       2005      1.100          1.188           28,733
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.965          2.471               --
                                                       2006      1.570          1.965               --
                                                       2005      1.262          1.570               --
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.476          1.664           40,586
                                                       2006      1.244          1.476           34,890
                                                       2005      1.156          1.244           35,770
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.191          1.417               --
                                                       2005      1.119          1.191           27,706
                                                       2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.368          1.627               --
                                                       2006      1.236          1.368               --
                                                       2005      1.130          1.236               --
                                                       2004      1.000          1.130               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.144          1.275               --
                                                       2005      1.126          1.144               --
                                                       2004      1.000          1.126               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.117          1.186               --
                                                       2006      1.066          1.117               --
                                                       2005      1.026          1.066               --
                                                       2004      1.000          1.026               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.35% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.236          1.225           66,915
                                                       2006      1.163          1.236           66,954
                                                       2005      1.066          1.163           66,988
                                                       2004      1.000          1.066               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.207          1.278           29,761
                                                       2006      1.076          1.207           29,771
                                                       2005      1.057          1.076           29,781
                                                       2004      1.000          1.057               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.177          1.174               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.133          1.166               --
                                                       2006      1.050          1.133               --
                                                       2005      1.031          1.050               --
                                                       2004      1.000          1.031               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.185          1.179           25,139
                                                       2006      1.068          1.185           24,315
                                                       2005      1.039          1.068           23,881
                                                       2004      1.000          1.039               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.141          1.186               --
                                                       2006      0.991          1.141               --
                                                       2005      1.016          0.991               --
                                                       2004      1.000          1.016               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.225          1.255               --
                                                       2006      1.089          1.225               --
                                                       2005      1.070          1.089               --
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.235          1.222            2,823
                                                       2006      1.083          1.235            2,826
                                                       2005      1.058          1.083            2,829
                                                       2004      1.000          1.058               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.249          1.280               --
                                                       2006      1.110          1.249               --
                                                       2005      1.067          1.110               --
                                                       2004      1.000          1.067               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.35% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.298          1.317            2,355
                                                       2006      1.123          1.298            2,361
                                                       2005      1.079          1.123            2,368
                                                       2004      1.000          1.079               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.040          1.069           29,303
                                                       2006      1.018          1.040           29,303
                                                       2005      0.990          1.018           29,303
                                                       2004      1.000          0.990               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.299          1.359               --
                                                       2006      1.158          1.299               --
                                                       2005      1.094          1.158               --
                                                       2004      1.000          1.094               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.146          1.160               --
                                                       2006      1.045          1.146               --
                                                       2005      1.033          1.045               --
                                                       2004      1.000          1.033               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.316          1.414            2,577
                                                       2006      1.195          1.316               --
                                                       2005      1.166          1.195               --
                                                       2004      1.000          1.166               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.015          1.004               --
                                                       2006      0.998          1.015               --
                                                       2005      0.998          0.998               --
                                                       2004      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.104          1.099               --
                                                       2006      1.072          1.104               --
                                                       2005      1.070          1.072               --
                                                       2004      1.000          1.070               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.178          1.155               --
                                                       2006      1.087          1.178               --
                                                       2005      1.085          1.087               --
                                                       2004      1.000          1.085               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.020          1.045               --
                                                       2006      0.998          1.020               --
                                                       2005      0.993          0.998               --
                                                       2004      1.000          0.993               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.35% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.321          1.406               --
                                                       2006      1.198          1.321            2,574
                                                       2005      1.169          1.198            2,577
                                                       2004      1.000          1.169               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.240          1.297               --
                                                       2006      1.074          1.240               --
                                                       2005      1.057          1.074               --
                                                       2004      1.000          1.057               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.270          1.317               --
                                                       2006      1.109          1.270           22,559
                                                       2005      1.100          1.109           23,084
                                                       2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.345          1.479               --
                                                       2006      1.227          1.345               --
                                                       2005      1.161          1.227               --
                                                       2004      1.000          1.161               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.373          1.436               --
                                                       2006      1.303          1.373               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.424          1.428               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.338          1.295               --
                                                       2006      1.262          1.338               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.539          1.490               --
                                                       2006      1.404          1.539               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.359          1.732               --
                                                       2006      1.333          1.359               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.266          1.116               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.084           73,232
                                                       2006      1.001          1.070           48,374

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.048               --
                                                       2006      1.015          1.067               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.35% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.169          1.278               --
                                                       2006      1.190          1.169               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.282          1.395               --
                                                       2006      1.298          1.282               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.702          1.779               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.388          1.459            5,521
                                                       2006      1.262          1.388            5,528

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.010               --
                                                       2006      1.003          1.214               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.070          1.127           28,220

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.282          1.314            6,674
                                                       2006      1.198          1.282            6,678

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.280               --
                                                       2006      1.110          1.162               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.209            5,602
                                                       2006      1.126          1.161            5,609

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970           30,477
                                                       2006      1.003          1.024           27,921

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.108          1.303               --
                                                       2006      1.141          1.108               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.040          1.078               --
                                                       2006      1.007          1.040               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.156          1.128               --
                                                       2006      1.130          1.156               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.154          1.172               --
                                                       2006      1.144          1.154               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.203          1.223               --
                                                       2006      1.179          1.203               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.064            3,247
                                                       2006      1.002          1.055            3,251

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.35% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.070               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.069               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.069               --
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.069          187,017
                                                       2006      1.002          1.054          166,860

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.207          1.228            6,928
                                                       2006      1.135          1.207            6,933

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.085           35,794
                                                       2006      0.996          1.046           35,886

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134               --
                                                       2006      0.998          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.047          1.065               --
                                                       2006      1.064          1.047           26,516
                                                       2005      1.067          1.064           24,352
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.060          1.126           13,245
                                                       2006      1.045          1.060           13,256
                                                       2005      1.044          1.045            8,321
                                                       2004      1.000          1.044               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.585          1.712               --
                                                       2006      1.270          1.585               --
                                                       2005      1.159          1.270               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.429          1.522               --
                                                       2006      1.247          1.429               --
                                                       2005      1.193          1.247               --
                                                       2004      1.000          1.193               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.35% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.120          1.190               --
                                                       2005      1.055          1.120               --
                                                       2004      1.000          1.055               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.125          1.179               --
                                                       2005      1.102          1.125               --
                                                       2004      1.000          1.102               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.113          1.144               --
                                                       2005      1.048          1.113               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138               --
                                                       2005      1.007          1.073            2,865

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.041          1.076               --
                                                       2005      1.000          1.041               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103               --
                                                       2005      0.999          1.060          121,235

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.033          1.050               --
                                                       2005      1.007          1.033               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.019          1.007               --
                                                       2005      1.029          1.019               --
                                                       2004      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.230          1.303               --
                                                       2005      1.124          1.230               --
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.141               --
                                                       2005      1.073          1.081               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.102          1.135               --
                                                       2005      1.096          1.102            2,345
                                                       2004      1.000          1.096               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.35% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.171          1.262               --
                                                       2005      1.126          1.171            5,537
                                                       2004      1.002          1.126               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.225          1.404               --
                                                       2005      1.145          1.225               --
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.132          1.198               --
                                                       2005      1.093          1.132            2,284
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.057          1.110               --
                                                       2005      1.000          1.057               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.118          1.126               --
                                                       2005      1.104          1.118            5,618
                                                       2004      1.000          1.104               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.094          1.139               --
                                                       2005      1.098          1.094               --
                                                       2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.130          1.298               --
                                                       2005      1.031          1.130               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.262               --
                                                       2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.091          1.130               --
                                                       2005      1.036          1.091               --
                                                       2004      1.000          1.036               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.122          1.281               --
                                                       2006      1.116          1.122               --
                                                       2005      1.059          1.116               --
                                                       2004      1.000          1.059               --

         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.40% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.240          1.293               --
                                                       2005      1.215          1.240               --
                                                       2004      1.119          1.215               --
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.295          1.256               --
                                                       2005      1.155          1.295               --
                                                       2004      1.092          1.155               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.721          1.929           79,418
                                                       2006      1.464          1.721           93,725
                                                       2005      1.314          1.464           91,963
                                                       2004      1.186          1.314           52,116
                                                       2003      1.000          1.186               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.539          1.687          562,278
                                                       2006      1.430          1.539          589,643
                                                       2005      1.260          1.430          554,662
                                                       2004      1.148          1.260          164,709
                                                       2003      1.000          1.148            2,817

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.434          1.471          554,228
                                                       2006      1.275          1.434          556,253
                                                       2005      1.234          1.275          519,131
                                                       2004      1.145          1.234          124,146
                                                       2003      1.000          1.145            2,846

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.540          1.519               --
                                                       2005      1.334          1.540               --
                                                       2004      1.143          1.334               --
                                                       2003      1.000          1.143               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.532          1.984               --
                                                       2005      1.464          1.532               --
                                                       2004      1.142          1.464               --
                                                       2003      1.000          1.142               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.40% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396               --
                                                       2005      1.197          1.287           14,632
                                                       2004      1.073          1.197               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.284          1.428               --
                                                       2005      1.195          1.284            3,203
                                                       2004      1.066          1.195               --
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.595          1.829           48,802
                                                       2006      1.464          1.595           28,261
                                                       2005      1.283          1.464           20,121
                                                       2004      1.139          1.283           13,377
                                                       2003      1.000          1.139            2,423

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.841          2.073           97,218
                                                       2006      1.678          1.841          106,833
                                                       2005      1.456          1.678          114,715
                                                       2004      1.196          1.456           68,712
                                                       2003      1.000          1.196              555

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.207          1.223           59,769
                                                       2006      1.046          1.207               --
                                                       2005      1.027          1.046               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.407          1.528           18,763
                                                       2006      1.326          1.407           19,219
                                                       2005      1.296          1.326           19,622
                                                       2004      1.191          1.296           80,618
                                                       2003      1.000          1.191            1,971

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.325          1.531               --
                                                       2005      1.227          1.325           13,501
                                                       2004      1.116          1.227           10,514
                                                       2003      1.000          1.116            1,934

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.40% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.389          3.004           23,952
                                                       2006      1.911          2.389           15,320
                                                       2005      1.536          1.911           15,091
                                                       2004      1.261          1.536           13,883
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.733          1.953          256,175
                                                       2006      1.461          1.733          259,149
                                                       2005      1.359          1.461          260,951
                                                       2004      1.174          1.359          160,129
                                                       2003      1.000          1.174              684

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.396          1.661               --
                                                       2005      1.314          1.396            3,139
                                                       2004      1.160          1.314               --
                                                       2003      1.000          1.160               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.623          1.929           35,527
                                                       2006      1.467          1.623           15,520
                                                       2005      1.341          1.467           16,050
                                                       2004      1.140          1.341           16,559
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.334          1.487               --
                                                       2005      1.314          1.334           36,825
                                                       2004      1.172          1.314           13,437
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.256          1.334               --
                                                       2006      1.199          1.256               --
                                                       2005      1.155          1.199               --
                                                       2004      1.150          1.155               --
                                                       2003      1.000          1.150               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.410          1.397           33,911
                                                       2006      1.327          1.410           33,932
                                                       2005      1.218          1.327           33,956
                                                       2004      1.134          1.218           33,975
                                                       2003      1.000          1.134               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.40% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.355          1.434           15,863
                                                       2006      1.209          1.355           15,869
                                                       2005      1.188          1.209           15,875
                                                       2004      1.118          1.188           15,882
                                                       2003      1.000          1.118               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.330          1.326               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.224          1.259          522,614
                                                       2006      1.135          1.224          538,996
                                                       2005      1.115          1.135          544,051
                                                       2004      1.088          1.115          397,146
                                                       2003      1.000          1.088           16,637

  LMPVET Capital Subaccount (10/02)..................  2007      1.338          1.330          532,314
                                                       2006      1.206          1.338          693,258
                                                       2005      1.174          1.206          709,894
                                                       2004      1.127          1.174          551,949
                                                       2003      1.000          1.127            3,351

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.246          1.294           39,986
                                                       2006      1.082          1.246           52,914
                                                       2005      1.110          1.082           71,552
                                                       2004      1.100          1.110           67,650
                                                       2003      1.000          1.100               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.389          1.423           10,015
                                                       2006      1.236          1.389           11,026
                                                       2005      1.214          1.236           12,124
                                                       2004      1.128          1.214           13,285
                                                       2003      1.000          1.128            2,516

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.439          1.422           20,532
                                                       2006      1.262          1.439            3,485
                                                       2005      1.233          1.262            3,499
                                                       2004      1.167          1.233            3,514
                                                       2003      1.000          1.167               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.434          1.469          234,617
                                                       2006      1.275          1.434          238,540
                                                       2005      1.226          1.275          247,043
                                                       2004      1.139          1.226          165,956
                                                       2003      1.000          1.139            1,142

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.40% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.482          1.504               --
                                                       2006      1.284          1.482               --
                                                       2005      1.234          1.284               --
                                                       2004      1.146          1.234               --
                                                       2003      1.000          1.146               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.200          1.233           22,116
                                                       2006      1.175          1.200           22,128
                                                       2005      1.144          1.175           22,142
                                                       2004      1.167          1.144           22,157
                                                       2003      1.000          1.167               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.478          1.546           12,711
                                                       2006      1.319          1.478            5,408
                                                       2005      1.247          1.319            5,414
                                                       2004      1.157          1.247            5,419
                                                       2003      1.000          1.157               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.295          1.310               --
                                                       2006      1.181          1.295               --
                                                       2005      1.168          1.181               --
                                                       2004      1.121          1.168               --
                                                       2003      1.000          1.121               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.565          1.681            6,665
                                                       2006      1.421          1.565            3,631
                                                       2005      1.388          1.421            3,641
                                                       2004      1.235          1.388            3,170
                                                       2003      1.000          1.235              321

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.000          0.989          159,682
                                                       2006      0.983          1.000          185,888
                                                       2005      0.984          0.983          244,644
                                                       2004      0.996          0.984          224,435
                                                       2003      1.000          0.996           24,623

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.134          1.129               --
                                                       2006      1.102          1.134            4,948
                                                       2005      1.100          1.102            4,948
                                                       2004      1.056          1.100            4,996
                                                       2003      1.000          1.056               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.40% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.287          1.261           54,623
                                                       2006      1.188          1.287           60,831
                                                       2005      1.186          1.188           62,653
                                                       2004      1.100          1.186           49,104
                                                       2003      1.000          1.100               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.003          1.027           17,012
                                                       2006      0.981          1.003           32,121
                                                       2005      0.978          0.981           34,969
                                                       2004      0.993          0.978           25,772
                                                       2003      1.000          0.993           10,608

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.571          1.672               --
                                                       2006      1.425          1.571            3,038
                                                       2005      1.392          1.425            3,041
                                                       2004      1.233          1.392            3,043
                                                       2003      1.000          1.233               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.447          1.515               --
                                                       2006      1.255          1.447           24,905
                                                       2005      1.236          1.255           24,185
                                                       2004      1.168          1.236           23,385
                                                       2003      1.000          1.168               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.446          1.499               --
                                                       2006      1.263          1.446           79,503
                                                       2005      1.253          1.263           63,114
                                                       2004      1.139          1.253           47,265
                                                       2003      1.000          1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.619          1.779               --
                                                       2006      1.477          1.619           53,237
                                                       2005      1.398          1.477           54,011
                                                       2004      1.154          1.398           27,876
                                                       2003      1.000          1.154               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.502          1.571               --
                                                       2006      1.426          1.502               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.558          1.561               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.40% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.337          1.293           16,248
                                                       2006      1.261          1.337            6,791

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.756          1.699            2,184
                                                       2006      1.602          1.756            2,187

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.549          1.973               --
                                                       2006      1.519          1.549               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.265          1.114               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.083          109,955
                                                       2006      1.001          1.070           18,226

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.066          1.047           67,737
                                                       2006      1.015          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.308          1.429               --
                                                       2006      1.331          1.308               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.281          1.393            2,447
                                                       2006      1.298          1.281            1,367

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.962          2.049               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.373          1.442           88,716
                                                       2006      1.249          1.373           73,029

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.009            4,062
                                                       2006      1.003          1.214               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.112          1.171           39,775

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.430          1.466               --
                                                       2006      1.337          1.430               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.279               --
                                                       2006      1.109          1.161               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.226          1.276           58,379
                                                       2006      1.190          1.226           53,997

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.969          105,328
                                                       2006      1.003          1.023           59,677

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.40% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.298          1.526            1,069
                                                       2006      1.337          1.298            1,070

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.042          1.079          298,375
                                                       2006      1.009          1.042          441,244

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.274          1.242               --
                                                       2006      1.246          1.274               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.283          1.302            6,716
                                                       2006      1.273          1.283            7,394

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.323          1.345            3,164
                                                       2006      1.297          1.323            8,116

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.063               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.069               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.068               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.068               --
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.068               --
                                                       2006      1.002          1.054               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.290          1.312           18,557
                                                       2006      1.213          1.290           29,906

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.045          1.085           15,768
                                                       2006      0.996          1.045           25,278

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.133               --
                                                       2006      0.998          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.107               --
                                                       2006      1.107          1.088           39,778
                                                       2005      1.111          1.107           39,782
                                                       2004      1.044          1.111           33,732
                                                       2003      1.000          1.044               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.40% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.062          1.128          238,338
                                                       2006      1.048          1.062          228,803
                                                       2005      1.048          1.048          228,251
                                                       2004      1.023          1.048          173,655
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.827          1.973               --
                                                       2006      1.465          1.827               --
                                                       2005      1.337          1.465               --
                                                       2004      1.179          1.337               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.821          1.939               --
                                                       2006      1.590          1.821           28,019
                                                       2005      1.521          1.590           29,002
                                                       2004      1.235          1.521           21,691
                                                       2003      1.000          1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.253          1.331               --
                                                       2005      1.180          1.253               --
                                                       2004      1.135          1.180               --
                                                       2003      1.000          1.135               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.238          1.297               --
                                                       2005      1.213          1.238            8,446
                                                       2004      1.131          1.213            6,516
                                                       2003      1.000          1.131              788

  Travelers Large Cap Subaccount (11/99).............  2006      1.238          1.273               --
                                                       2005      1.167          1.238            8,131
                                                       2004      1.122          1.167            8,909
                                                       2003      1.000          1.122            1,676

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.072          1.137               --
                                                       2005      1.007          1.072               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.026               --
                                                       2005      1.000          1.025               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.041          1.076               --
                                                       2005      1.000          1.041               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.40% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.102               --
                                                       2005      0.999          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.032          1.050               --
                                                       2005      1.007          1.032               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.021          1.009               --
                                                       2005      1.032          1.021          426,825
                                                       2004      1.028          1.032          209,995
                                                       2003      1.000          1.028           17,126

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.347          1.426               --
                                                       2005      1.231          1.347               --
                                                       2004      1.088          1.231               --
                                                       2003      1.000          1.088               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.267          1.337               --
                                                       2005      1.259          1.267            1,071
                                                       2004      1.130          1.259               --
                                                       2003      1.000          1.130               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.178          1.213               --
                                                       2005      1.172          1.178           30,673
                                                       2004      1.077          1.172           16,504
                                                       2003      1.000          1.077            1,754

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.159          1.249               --
                                                       2005      1.115          1.159           73,029
                                                       2004      0.992          1.115               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.398          1.602               --
                                                       2005      1.308          1.398            2,190
                                                       2004      1.157          1.308           65,725
                                                       2003      1.000          1.157               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.264          1.337               --
                                                       2005      1.221          1.264               --
                                                       2004      1.126          1.221               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.057          1.109               --
                                                       2005      1.000          1.057               --

                               VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT
                                       CHARGES 2.40% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.181          1.190               --
                                                       2005      1.167          1.181           53,012
                                                       2004      1.078          1.167            2,480
                                                       2003      1.000          1.078               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.196          1.244               --
                                                       2005      1.200          1.196               --
                                                       2004      1.115          1.200               --
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.130          1.298               --
                                                       2005      1.031          1.130              518

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261               --
                                                       2005      1.000          1.103            2,824

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.203          1.246               --
                                                       2005      1.143          1.203               --
                                                       2004      1.127          1.143               --
                                                       2003      1.000          1.127               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.232          1.407            2,063
                                                       2006      1.227          1.232            2,065
                                                       2005      1.164          1.227            2,069
                                                       2004      1.114          1.164            1,700
                                                       2003      1.000          1.114              238




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT XTRA

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156               --
                                                       2006      1.000          1.080           21,186

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849               --
                                                       2005      0.777          0.808           26,568
                                                       2004      0.747          0.777           26,582
                                                       2003      0.607          0.747           47,692
                                                       2002      0.884          0.607           66,257
                                                       2001      1.000          0.884           38,368

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.749          0.733               --
                                                       2005      0.663          0.749          587,791
                                                       2004      0.622          0.663          435,517
                                                       2003      0.512          0.622          526,492
                                                       2002      0.752          0.512          553,711
                                                       2001      1.000          0.752          472,388

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.651          155,396
                                                       2006      1.233          1.461          378,365
                                                       2005      1.098          1.233          362,506
                                                       2004      0.983          1.098          259,242
                                                       2003      0.738          0.983          186,566
                                                       2002      0.879          0.738          225,675
                                                       2001      0.996          0.879           39,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.351          1.493          655,341
                                                       2006      1.245          1.351          832,088
                                                       2005      1.089          1.245          817,588
                                                       2004      0.984          1.089          822,055
                                                       2003      0.731          0.984          716,651
                                                       2002      0.983          0.731          665,207
                                                       2001      1.091          0.983          507,376

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.489          1.539          413,323
                                                       2006      1.314          1.489          506,326
                                                       2005      1.261          1.314          593,898
                                                       2004      1.161          1.261          692,311
                                                       2003      0.891          1.161          677,603
                                                       2002      1.109          0.891          637,610
                                                       2001      1.124          1.109          176,771

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.670          0.663               --
                                                       2005      0.576          0.670           61,171
                                                       2004      0.490          0.576            5,194
                                                       2003      0.398          0.490            5,201
                                                       2002      0.540          0.398           73,462
                                                       2001      1.000          0.540           63,779

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.645          1.723               --
                                                       2006      1.261          1.645           73,896
                                                       2005      1.002          1.261           44,890
                                                       2004      0.815          1.002            5,059
                                                       2003      0.579          0.815            5,064
                                                       2002      0.666          0.579            5,070
                                                       2001      1.000          0.666               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.325          3.034               --
                                                       2005      2.204          2.325           68,548
                                                       2004      1.704          2.204           68,141
                                                       2003      1.292          1.704           62,491
                                                       2002      1.256          1.292           39,432
                                                       2001      1.000          1.256            6,450

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.038          1.094           22,570
                                                       2006      0.905          1.038           24,735
                                                       2005      0.881          0.905           25,634
                                                       2004      0.852          0.881           26,540
                                                       2003      0.715          0.852           27,168
                                                       2002      0.872          0.715           27,763
                                                       2001      1.000          0.872            2,817

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.146          1.003           14,180
                                                       2006      1.122          1.146           27,509
                                                       2005      1.078          1.122           26,301
                                                       2004      0.984          1.078           25,016
                                                       2003      0.759          0.984           23,617
                                                       2002      0.954          0.759           21,685
                                                       2001      1.000          0.954            1,380

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424               --
                                                       2005      1.207          1.309               --
                                                       2004      1.074          1.207               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.306          1.456               --
                                                       2005      1.205          1.306           19,564
                                                       2004      1.067          1.205           14,089
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.273          1.470          161,778
                                                       2006      1.161          1.273          203,675
                                                       2005      1.011          1.161          214,332
                                                       2004      0.892          1.011          289,477
                                                       2003      0.707          0.892          235,695
                                                       2002      0.795          0.707          184,568
                                                       2001      1.000          0.795           21,463

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.249          1.312               --
                                                       2006      1.115          1.249               --
                                                       2005      0.939          1.115               --
                                                       2004      0.942          0.939               --
                                                       2003      0.766          0.942           16,123
                                                       2002      0.842          0.766           16,801
                                                       2001      1.000          0.842               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.950          2.213           48,181
                                                       2006      1.763          1.950           38,034
                                                       2005      1.518          1.763           41,237
                                                       2004      1.237          1.518           44,749
                                                       2003      0.909          1.237           53,053
                                                       2002      1.027          0.909           16,792
                                                       2001      1.000          1.027               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460               --
                                                       2005      1.152          1.253           84,767
                                                       2004      1.039          1.152           61,625
                                                       2003      0.844          1.039           80,317
                                                       2002      1.000          0.844           63,760

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.806          3.556            4,300
                                                       2006      2.226          2.806            6,366
                                                       2005      1.775          2.226               --
                                                       2004      1.446          1.775               --
                                                       2003      1.000          1.446               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.392          1.582          571,459
                                                       2006      1.165          1.392          629,814
                                                       2005      1.074          1.165          643,897
                                                       2004      0.921          1.074          490,264
                                                       2003      0.708          0.921          362,736
                                                       2002      0.883          0.708          363,371
                                                       2001      1.031          0.883          372,306

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.258          1.508               --
                                                       2005      1.174          1.258           22,978
                                                       2004      1.028          1.174               --
                                                       2003      0.791          1.028               --
                                                       2002      1.000          0.791               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.065          1.089               --
                                                       2005      1.068          1.065               --
                                                       2004      0.998          1.068               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.056          1.091               --
                                                       2005      0.997          1.056           45,236
                                                       2004      0.935          0.997           45,244
                                                       2003      0.836          0.935           61,559
                                                       2002      0.910          0.836           82,622
                                                       2001      1.000          0.910           37,431

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.041          1.247           13,455
                                                       2006      0.995          1.041           13,455
                                                       2005      0.900          0.995           27,169
                                                       2004      0.801          0.900           27,169
                                                       2003      0.645          0.801           27,169
                                                       2002      0.930          0.645           25,111
                                                       2001      1.000          0.930           17,231

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.400          0.480           33,528
                                                       2006      0.377          0.400           33,528
                                                       2005      0.344          0.377           33,528
                                                       2004      0.347          0.344          103,432
                                                       2003      0.241          0.347          103,432
                                                       2002      0.414          0.241           33,528
                                                       2001      1.000          0.414           33,528

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.671          0.722           30,982
                                                       2006      0.578          0.671           54,146
                                                       2005      0.557          0.578           53,652
                                                       2004      0.541          0.557           53,290
                                                       2003      0.444          0.541           56,129
                                                       2002      0.608          0.444           51,596
                                                       2001      1.000          0.608           43,088

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733               --
                                                       2005      1.508          1.544            3,347
                                                       2004      1.334          1.508           65,979
                                                       2003      1.000          1.334           62,628

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.509          1.455          373,650

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.234          1.277           52,880

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.994          1.026           49,310
                                                       2006      0.877          0.994           69,147
                                                       2005      0.855          0.877           67,852
                                                       2004      0.788          0.855          135,502
                                                       2003      0.627          0.788          143,048
                                                       2002      0.820          0.627           50,016
                                                       2001      1.000          0.820           18,820

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.612          1.544          469,731

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.421          1.453          192,644
                                                       2006      1.221          1.421          228,253
                                                       2005      1.165          1.221          227,875
                                                       2004      1.072          1.165          243,422
                                                       2003      0.823          1.072          295,422
                                                       2002      1.087          0.823          166,026
                                                       2001      1.000          1.087          118,438

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.009          1.010          132,422

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.559          1.688           14,594
                                                       2006      1.405          1.559           14,568
                                                       2005      1.361          1.405           15,629
                                                       2004      1.201          1.361           15,192
                                                       2003      0.820          1.201           13,436
                                                       2002      1.276          0.820           28,961
                                                       2001      1.000          1.276           15,650

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.178          1.285               --
                                                       2006      1.111          1.178               --
                                                       2005      1.082          1.111               --
                                                       2004      1.000          1.082               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.026          1.024           55,141
                                                       2006      1.002          1.026           59,269
                                                       2005      0.994          1.002           59,269
                                                       2004      0.999          0.994               --
                                                       2003      1.000          0.999               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.546          1.622               --
                                                       2006      1.330          1.546          389,440
                                                       2005      1.299          1.330          318,767
                                                       2004      1.219          1.299          364,905
                                                       2003      0.891          1.219          390,414
                                                       2002      1.208          0.891          338,073
                                                       2001      1.000          1.208          267,374

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.194          1.244               --
                                                       2006      1.164          1.194               --
                                                       2005      1.124          1.164               --
                                                       2004      1.137          1.124               --
                                                       2003      0.799          1.137               --
                                                       2002      1.000          0.799               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.324          1.371               --
                                                       2006      1.211          1.324               --
                                                       2005      1.120          1.211               --
                                                       2004      1.043          1.120           25,323
                                                       2003      0.757          1.043           25,323
                                                       2002      1.000          0.757               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.232          1.287               --
                                                       2006      1.114          1.232               --
                                                       2005      1.092          1.114               --
                                                       2004      1.024          1.092               --
                                                       2003      0.799          1.024               --
                                                       2002      1.000          0.799               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679               --
                                                       2006      1.400          1.616               --
                                                       2005      1.378          1.400               --
                                                       2004      1.243          1.378               --
                                                       2003      1.000          1.243               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991               --
                                                       2006      1.636          1.807           51,049
                                                       2005      1.536          1.636           64,733
                                                       2004      1.258          1.536           50,181
                                                       2003      1.000          1.258           44,319

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.100          1.135               --
                                                       2005      1.077          1.100               --
                                                       2004      1.009          1.077               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.448          1.512           57,490
                                                       2006      1.521          1.448           57,060

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.365          1.381          160,168
                                                       2006      1.295          1.365          237,059

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.383           47,377
                                                       2006      1.298          1.368           49,599

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.002          1.051               --
                                                       2006      0.947          1.002           35,730

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.042          1.050           35,490

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.355          1.321            5,535
                                                       2006      1.271          1.355               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.154          1.126            1,296
                                                       2006      1.048          1.154               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.680          0.872          165,196
                                                       2006      0.663          0.680           64,705

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.284          1.138            1,213

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.200          1.256               --
                                                       2006      1.135          1.200               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.317          1.385           76,626
                                                       2006      1.257          1.317          129,061

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.078          1.103           22,649
                                                       2006      1.001          1.078           22,662

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.061           18,144
                                                       2006      1.015          1.072               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.971          1.069               --
                                                       2006      0.982          0.971               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.298          1.423               --
                                                       2006      1.307          1.298               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.712          2.158           21,552

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.500          1.575           40,893

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.402          1.485           10,677
                                                       2006      1.269          1.402               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.023           68,018
                                                       2006      1.003          1.220          201,566

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.144          1.211           79,484

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.582          1.634               --
                                                       2006      1.471          1.582               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299               --
                                                       2006      1.118          1.177               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.455          1.526           30,308
                                                       2006      1.404          1.455           54,184

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.029          0.982           41,406
                                                       2006      1.003          1.029           33,372

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.588          0.697          133,836
                                                       2006      0.603          0.588          166,896

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.270          1.328           88,697
                                                       2006      1.222          1.270           20,155

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.188          1.228           90,839
                                                       2006      1.162          1.188           89,985

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      0.776          0.735           51,129

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.844          0.863          187,810
                                                       2006      0.832          0.844          214,405

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.364          1.397          126,317
                                                       2006      1.330          1.364          177,571

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077               --
                                                       2006      1.002          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.083               --
                                                       2006      1.001          1.043               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.082          235,067
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.083           67,813
                                                       2006      1.002          1.054           67,850

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.083               --
                                                       2006      1.002          1.059               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.489          1.527          346,080
                                                       2006      1.393          1.489          370,563

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.099           29,177
                                                       2006      0.996          1.051           30,350

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.148          362,118
                                                       2006      0.998          1.069          407,590

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.201               --
                                                       2006      1.089          1.157               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2007      1.077          1.107          193,092
                                                       2006      1.040          1.077           28,536

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.151          1.162               --
                                                       2005      1.137          1.151          263,728
                                                       2004      1.144          1.137          358,163
                                                       2003      1.153          1.144          403,387
                                                       2002      1.156          1.153          489,209
                                                       2001      1.000          1.156          409,277

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.116          1.179               --
                                                       2005      1.072          1.116               --
                                                       2004      1.037          1.072               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139               --
                                                       2006      1.127          1.117            9,383
                                                       2005      1.122          1.127          101,465
                                                       2004      1.046          1.122            9,383
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.241          1.328          256,667
                                                       2006      1.214          1.241          284,670
                                                       2005      1.204          1.214          350,967
                                                       2004      1.167          1.204          655,940
                                                       2003      1.129          1.167          668,500
                                                       2002      1.051          1.129          428,795
                                                       2001      1.000          1.051          133,797

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.885          0.961           11,352
                                                       2006      0.810          0.885           11,362
                                                       2005      0.767          0.810           11,374
                                                       2004      0.724          0.767           11,387
                                                       2003      0.558          0.724           34,347
                                                       2002      0.805          0.558           35,744
                                                       2001      1.000          0.805           20,652

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508               --
                                                       2006      1.108          1.393          114,334
                                                       2005      1.003          1.108           13,188
                                                       2004      0.877          1.003           13,200
                                                       2003      0.694          0.877           12,398
                                                       2002      0.856          0.694           12,408
                                                       2001      1.000          0.856           12,419

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077               --
                                                       2006      1.685          1.945           92,301
                                                       2005      1.599          1.685          120,081
                                                       2004      1.288          1.599           62,695
                                                       2003      0.874          1.288           65,416
                                                       2002      1.087          0.874           99,145
                                                       2001      1.000          1.087           19,095

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982               --
                                                       2005      0.862          0.923               --
                                                       2004      0.823          0.862               --
                                                       2003      0.646          0.823           19,478
                                                       2002      0.863          0.646               --
                                                       2001      1.000          0.863               --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.179          1.257               --
                                                       2005      1.194          1.179          133,806
                                                       2004      1.141          1.194          197,549
                                                       2003      0.919          1.141          186,438
                                                       2002      1.003          0.919          123,805
                                                       2001      1.000          1.003           57,457

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.393          1.521               --
                                                       2005      1.259          1.393           58,517
                                                       2004      1.098          1.259           58,496
                                                       2003      0.834          1.098           55,894
                                                       2002      0.990          0.834           92,994
                                                       2001      1.000          0.990           30,415

  Travelers Equity Income Subaccount (11/99).........  2006      1.266          1.330               --
                                                       2005      1.231          1.266          206,627
                                                       2004      1.138          1.231          220,797
                                                       2003      0.882          1.138          263,231
                                                       2002      1.041          0.882          179,228
                                                       2001      1.000          1.041          147,790

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.266          1.298               --
                                                       2005      1.254          1.266          172,196
                                                       2004      1.154          1.254          136,921
                                                       2003      0.958          1.154          148,818
                                                       2002      0.939          0.958           32,221
                                                       2001      1.000          0.939           31,439

  Travelers Federated Stock Subaccount (5/00)........  2006      1.177          1.219               --
                                                       2005      1.136          1.177            1,155
                                                       2004      1.044          1.136            1,159
                                                       2003      0.831          1.044           10,046
                                                       2002      1.047          0.831            9,762
                                                       2001      1.000          1.047            1,279

  Travelers Large Cap Subaccount (11/99).............  2006      0.808          0.832               --
                                                       2005      0.755          0.808          172,921
                                                       2004      0.720          0.755          180,057
                                                       2003      0.587          0.720          179,411
                                                       2002      0.773          0.587          177,655
                                                       2001      1.000          0.773          129,126

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145               --
                                                       2005      1.007          1.077               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035               --
                                                       2005      1.000          1.031               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083               --
                                                       2005      1.000          1.046               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111               --
                                                       2005      0.999          1.065               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.058               --
                                                       2005      1.008          1.037               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.891          0.947               --
                                                       2005      0.808          0.891           18,532
                                                       2004      0.709          0.808           19,382
                                                       2003      0.594          0.709           19,501
                                                       2002      0.807          0.594           18,731
                                                       2001      1.000          0.807           60,196

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.569          0.603               --
                                                       2005      0.561          0.569          164,440
                                                       2004      0.500          0.561           43,464
                                                       2003      0.371          0.500           39,281
                                                       2002      0.736          0.371           34,171
                                                       2001      1.000          0.736           29,507

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.350          1.393               --
                                                       2005      1.332          1.350          503,733
                                                       2004      1.214          1.332          536,015
                                                       2003      1.059          1.214          539,413
                                                       2002      1.136          1.059          498,176
                                                       2001      1.000          1.136          418,483

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.174          1.269               --
                                                       2005      1.121          1.174               --
                                                       2004      0.994          1.121               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.912          1.048               --
                                                       2005      0.846          0.912           23,507
                                                       2004      0.743          0.846           23,976
                                                       2003      0.587          0.743           24,841
                                                       2002      0.685          0.587           25,850
                                                       2001      1.000          0.685           25,867

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471               --
                                                       2005      1.329          1.386               --
                                                       2004      1.215          1.329               --
                                                       2003      1.000          1.215               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118               --
                                                       2005      1.000          1.062               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.390          1.404               --
                                                       2005      1.363          1.390           72,521
                                                       2004      1.248          1.363           15,251
                                                       2003      1.061          1.248           25,250
                                                       2002      1.018          1.061           27,197
                                                       2001      1.000          1.018            8,403

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.234          1.222               --
                                                       2005      1.233          1.234           24,490
                                                       2004      1.213          1.233           48,503
                                                       2003      1.152          1.213           69,321
                                                       2002      1.107          1.152           54,866
                                                       2001      1.000          1.107           97,909

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.734          0.766               --
                                                       2005      0.731          0.734           58,711
                                                       2004      0.674          0.731           95,314
                                                       2003      0.517          0.674          219,977
                                                       2002      0.790          0.517          213,950
                                                       2001      1.000          0.790          300,275

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.136          1.307               --
                                                       2005      1.032          1.136               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.079          1.040               --
                                                       2005      1.051          1.079               --
                                                       2004      0.990          1.051               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.259          1.210            4,960
                                                       2006      1.102          1.259            6,114
                                                       2005      1.076          1.102            7,430
                                                       2004      0.931          1.076            8,855
                                                       2003      0.723          0.931           27,498
                                                       2002      0.912          0.723           26,178
                                                       2001      1.000          0.912               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      0.886          0.980               --
                                                       2006      0.843          0.886               --
                                                       2005      0.794          0.843               --
                                                       2004      0.777          0.794               --
                                                       2003      0.628          0.777               --
                                                       2002      0.907          0.628               --
                                                       2001      1.000          0.907               --




         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                 --
                                                       2006      1.000          1.080            317,819

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                 --
                                                       2005      0.777          0.808            612,796
                                                       2004      0.747          0.777            622,723
                                                       2003      0.607          0.747            669,878
                                                       2002      0.884          0.607            647,408
                                                       2001      1.000          0.884            672,046

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.747          0.730                 --
                                                       2005      0.661          0.747         14,626,122
                                                       2004      0.620          0.661         17,458,468
                                                       2003      0.511          0.620         20,231,448
                                                       2002      0.750          0.511         23,790,186
                                                       2001      0.923          0.750         29,036,887
                                                       2000      1.127          0.923         28,034,507

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.457          1.647         19,183,765
                                                       2006      1.229          1.457         19,776,634
                                                       2005      1.095          1.229         19,285,993
                                                       2004      0.980          1.095         19,534,649
                                                       2003      0.736          0.980         19,281,519
                                                       2002      0.877          0.736         18,146,401
                                                       2001      1.039          0.877         18,176,320
                                                       2000      1.301          1.039         17,191,023
                                                       1999      1.000          1.301          1,335,904

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.347          1.489         30,203,794
                                                       2006      1.242          1.347         33,918,597
                                                       2005      1.086          1.242         36,160,240
                                                       2004      0.981          1.086         37,953,580
                                                       2003      0.728          0.981         39,131,474
                                                       2002      0.980          0.728         37,722,692
                                                       2001      1.217          0.980         38,023,813
                                                       2000      1.183          1.217         27,954,276
                                                       1999      1.000          1.183          4,513,981

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.485          1.535         26,356,379
                                                       2006      1.310          1.485         29,002,433
                                                       2005      1.258          1.310         30,202,180
                                                       2004      1.158          1.258         31,453,754
                                                       2003      0.888          1.158         31,844,180
                                                       2002      1.105          0.888         29,371,372
                                                       2001      1.095          1.105         27,111,322
                                                       2000      1.031          1.095         18,696,964
                                                       1999      1.000          1.031          2,847,709

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.669          0.662                 --
                                                       2005      0.575          0.669          2,658,924
                                                       2004      0.489          0.575          2,729,895
                                                       2003      0.398          0.489          2,896,937
                                                       2002      0.539          0.398          4,241,626
                                                       2001      0.741          0.539          5,279,528
                                                       2000      1.000          0.741          4,763,562

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.642          1.720                 --
                                                       2006      1.259          1.642            174,821
                                                       2005      1.000          1.259            186,364
                                                       2004      0.813          1.000            209,683
                                                       2003      0.578          0.813            176,933
                                                       2002      0.664          0.578            191,348
                                                       2001      0.747          0.664            206,344
                                                       2000      1.000          0.747             79,044

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.320          3.029                 --
                                                       2005      2.200          2.320            285,298
                                                       2004      1.701          2.200            209,914
                                                       2003      1.290          1.701            223,691
                                                       2002      1.254          1.290            468,581
                                                       2001      1.171          1.254            208,173
                                                       2000      1.000          1.171            156,666

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.036          1.092            278,379
                                                       2006      0.904          1.036            309,227
                                                       2005      0.880          0.904            318,431
                                                       2004      0.851          0.880            362,735
                                                       2003      0.713          0.851            408,473
                                                       2002      0.870          0.713            406,091
                                                       2001      0.975          0.870            411,354
                                                       2000      1.000          0.975            173,282

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.144          1.001            610,279
                                                       2006      1.120          1.144            839,443
                                                       2005      1.076          1.120          1,062,941
                                                       2004      0.982          1.076          1,212,831
                                                       2003      0.758          0.982          1,466,342
                                                       2002      0.952          0.758          1,416,832
                                                       2001      1.030          0.952          1,341,650
                                                       2000      1.000          1.030            729,351

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                 --
                                                       2005      1.207          1.309            213,917
                                                       2004      1.074          1.207             62,688
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.306          1.456                 --
                                                       2005      1.205          1.306            146,198
                                                       2004      1.067          1.205             47,630
                                                       2003      1.000          1.067             15,770

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.271          1.467          1,177,555
                                                       2006      1.159          1.271          1,212,131
                                                       2005      1.009          1.159          1,227,474
                                                       2004      0.891          1.009          1,035,330
                                                       2003      0.706          0.891            935,155
                                                       2002      0.793          0.706          1,054,469
                                                       2001      0.921          0.793            829,809
                                                       2000      1.000          0.921            453,646

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.249          1.312                 --
                                                       2006      1.115          1.249             25,557
                                                       2005      0.939          1.115             25,594
                                                       2004      0.942          0.939             29,476
                                                       2003      0.766          0.942             26,125
                                                       2002      0.842          0.766             24,619
                                                       2001      1.000          0.842              6,006

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.950          2.213          1,653,101
                                                       2006      1.763          1.950          1,788,070
                                                       2005      1.518          1.763          1,983,789
                                                       2004      1.237          1.518          1,776,115
                                                       2003      0.909          1.237          1,361,791
                                                       2002      1.027          0.909            910,419
                                                       2001      1.000          1.027             38,047

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                 --
                                                       2005      1.152          1.253          2,085,945
                                                       2004      1.039          1.152          1,872,962
                                                       2003      0.844          1.039          1,312,095
                                                       2002      1.000          0.844            528,176

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.806          3.556          1,067,643
                                                       2006      2.226          2.806          1,367,536
                                                       2005      1.775          2.226            753,422
                                                       2004      1.446          1.775            431,376
                                                       2003      1.000          1.446            176,686

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.388          1.577          6,656,198
                                                       2006      1.162          1.388          7,115,909
                                                       2005      1.071          1.162          6,722,221
                                                       2004      0.918          1.071          6,539,777
                                                       2003      0.706          0.918          6,430,070
                                                       2002      0.881          0.706          6,448,965
                                                       2001      1.065          0.881          6,421,300
                                                       2000      1.109          1.065          4,608,384
                                                       1999      1.000          1.109            940,873

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.258          1.508                 --
                                                       2005      1.174          1.258            903,404
                                                       2004      1.028          1.174            248,943
                                                       2003      0.791          1.028            120,308
                                                       2002      1.000          0.791             31,749

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.065          1.089                 --
                                                       2005      1.068          1.065            199,785
                                                       2004      0.998          1.068             20,544

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.054          1.089                 --
                                                       2005      0.995          1.054          1,014,426
                                                       2004      0.934          0.995          1,066,469
                                                       2003      0.834          0.934          1,105,106
                                                       2002      0.908          0.834          1,003,351
                                                       2001      0.971          0.908            886,354
                                                       2000      1.000          0.971            587,392

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.039          1.245            363,375
                                                       2006      0.993          1.039            352,074
                                                       2005      0.898          0.993            419,366
                                                       2004      0.799          0.898            545,448
                                                       2003      0.643          0.799            581,258
                                                       2002      0.928          0.643            667,607
                                                       2001      1.133          0.928            784,602
                                                       2000      1.000          1.133            824,538

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.400          0.479            437,278
                                                       2006      0.377          0.400            539,635
                                                       2005      0.343          0.377            572,273
                                                       2004      0.347          0.343            619,679
                                                       2003      0.240          0.347            717,237
                                                       2002      0.414          0.240            712,511
                                                       2001      0.671          0.414            936,653
                                                       2000      1.000          0.671            948,697

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.670          0.721            520,632
                                                       2006      0.577          0.670            636,353
                                                       2005      0.556          0.577            749,088
                                                       2004      0.540          0.556          1,102,102
                                                       2003      0.444          0.540          1,239,219
                                                       2002      0.607          0.444          1,331,685
                                                       2001      0.797          0.607          2,535,231
                                                       2000      1.000          0.797          2,920,931

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                 --
                                                       2005      1.508          1.544            561,389
                                                       2004      1.334          1.508            364,644
                                                       2003      1.000          1.334            186,971

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.504          1.451         15,757,776

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.231          1.274          6,321,737

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.991          1.023          4,836,606
                                                       2006      0.875          0.991          5,326,021
                                                       2005      0.853          0.875          6,345,475
                                                       2004      0.786          0.853          7,817,980
                                                       2003      0.625          0.786          8,846,088
                                                       2002      0.818          0.625          9,715,715
                                                       2001      0.949          0.818          8,473,335
                                                       2000      1.063          0.949          4,565,965

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.608          1.540         13,941,874

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.418          1.449          7,892,197
                                                       2006      1.218          1.418          2,786,619
                                                       2005      1.162          1.218          3,326,998
                                                       2004      1.069          1.162          4,126,063
                                                       2003      0.821          1.069          4,429,588
                                                       2002      1.084          0.821          4,799,603
                                                       2001      1.150          1.084          4,504,340
                                                       2000      1.000          1.150          1,547,583

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.006          1.008         11,936,103

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.555          1.683          1,820,498
                                                       2006      1.401          1.555          1,713,292
                                                       2005      1.357          1.401          2,032,093
                                                       2004      1.198          1.357          2,216,423
                                                       2003      0.817          1.198          2,308,032
                                                       2002      1.272          0.817          2,406,334
                                                       2001      1.394          1.272          2,141,864
                                                       2000      1.000          1.394          1,757,555

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.178          1.285                 --
                                                       2006      1.111          1.178                 --
                                                       2005      1.082          1.111                 --
                                                       2004      1.000          1.082                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.026          1.024            439,337
                                                       2006      1.002          1.026            470,841
                                                       2005      0.994          1.002            740,724
                                                       2004      0.999          0.994            307,514
                                                       2003      1.000          0.999                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.542          1.618                 --
                                                       2006      1.327          1.542          6,385,593
                                                       2005      1.296          1.327          7,391,810
                                                       2004      1.215          1.296          8,771,738
                                                       2003      0.888          1.215          9,793,869
                                                       2002      1.204          0.888         10,775,602
                                                       2001      1.032          1.204          8,547,628

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.194          1.244                 --
                                                       2006      1.164          1.194            105,510
                                                       2005      1.124          1.164            248,863
                                                       2004      1.137          1.124             51,428
                                                       2003      0.799          1.137             54,361
                                                       2002      1.000          0.799             35,399

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.324          1.371                 --
                                                       2006      1.211          1.324             53,411
                                                       2005      1.120          1.211            260,253
                                                       2004      1.043          1.120            177,203
                                                       2003      0.757          1.043            150,691
                                                       2002      1.000          0.757             15,996

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.232          1.287                 --
                                                       2006      1.114          1.232             75,842
                                                       2005      1.092          1.114             87,847
                                                       2004      1.024          1.092            108,010
                                                       2003      0.799          1.024            105,948
                                                       2002      1.000          0.799             10,171

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                 --
                                                       2006      1.400          1.616          1,079,868
                                                       2005      1.378          1.400            936,461
                                                       2004      1.243          1.378            809,362
                                                       2003      1.000          1.243            229,799

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                 --
                                                       2006      1.636          1.807          1,240,529
                                                       2005      1.536          1.636          1,372,077
                                                       2004      1.258          1.536            979,299
                                                       2003      1.000          1.258            495,913

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.100          1.135                 --
                                                       2005      1.077          1.100              8,371
                                                       2004      1.009          1.077              8,371

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.446          1.509            289,341
                                                       2006      1.518          1.446            301,182

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.000          1.048                 --
                                                       2006      0.944          1.000          3,997,351

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.039          1.047          3,293,521

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.355          1.321            253,992
                                                       2006      1.271          1.355            142,969

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.152          1.124          1,648,075
                                                       2006      1.046          1.152          1,554,940

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.678          0.871          2,241,881
                                                       2006      0.662          0.678          2,168,032

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.284          1.138             62,624

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.200          1.256             69,711
                                                       2006      1.135          1.200             73,739

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.315          1.382            574,099
                                                       2006      1.255          1.315            562,651

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.078          1.103            779,904
                                                       2006      1.001          1.078            687,784

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.061          2,319,332
                                                       2006      1.015          1.072            250,296

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.971          1.069            410,332
                                                       2006      0.982          0.971            366,388

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.298          1.423            109,358
                                                       2006      1.307          1.298             76,565

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.709          2.154            124,259

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.500          1.575          1,034,787

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.402          1.485          1,441,798
                                                       2006      1.269          1.402          1,201,313

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.023            928,088
                                                       2006      1.003          1.220          1,148,222

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.144          1.211          1,099,444

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.582          1.634            162,189
                                                       2006      1.471          1.582            131,639

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                 --
                                                       2006      1.118          1.177             40,153

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.452          1.524          1,191,726
                                                       2006      1.402          1.452          1,028,046

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.029          0.982          3,479,210
                                                       2006      1.003          1.029          1,282,676

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.587          0.696          5,379,836
                                                       2006      0.601          0.587          6,129,204

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.267          1.326            451,337
                                                       2006      1.220          1.267            545,597

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.180          1.220         13,189,094
                                                       2006      1.154          1.180          4,834,255

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      0.774          0.733          2,747,777

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.841          0.861         10,390,845
                                                       2006      0.830          0.841         12,075,524

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.361          1.394          3,811,702
                                                       2006      1.326          1.361          4,497,198

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077            544,942
                                                       2006      1.002          1.060            486,418

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.083          1,303,744
                                                       2006      1.001          1.043          1,108,097

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.082            682,055
                                                       2006      1.002          1.049            707,013

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.083          1,679,410
                                                       2006      1.002          1.054          1,332,449

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.083          1,343,117
                                                       2006      1.002          1.059          1,135,681

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.485          1.522         12,945,772
                                                       2006      1.389          1.485         14,619,974

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.099          1,526,232
                                                       2006      0.996          1.051          1,582,905

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.148          8,030,829
                                                       2006      0.998          1.069          9,371,222

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.201                 --
                                                       2006      1.089          1.157             35,274

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.077          1.107             14,135
                                                       2006      1.040          1.077             14,817

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.144          1.154                 --
                                                       2005      1.129          1.144          2,308,719
                                                       2004      1.136          1.129          2,441,789
                                                       2003      1.145          1.136          2,806,624
                                                       2002      1.148          1.145          3,881,409
                                                       2001      1.124          1.148          2,937,481
                                                       2000      1.076          1.124          2,772,218

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.116          1.179                 --
                                                       2005      1.072          1.116                 --
                                                       2004      1.037          1.072                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                 --
                                                       2006      1.127          1.117          1,239,409
                                                       2005      1.122          1.127          1,537,058
                                                       2004      1.046          1.122          1,221,214
                                                       2003      1.000          1.046            462,507

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.241          1.328         12,065,855
                                                       2006      1.214          1.241         13,091,146
                                                       2005      1.204          1.214         14,134,110
                                                       2004      1.167          1.204         14,780,009
                                                       2003      1.129          1.167         16,838,317
                                                       2002      1.051          1.129         18,004,391
                                                       2001      1.000          1.051          4,242,977

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.885          0.961            386,182
                                                       2006      0.810          0.885            214,674
                                                       2005      0.767          0.810            177,501
                                                       2004      0.724          0.767            181,548
                                                       2003      0.558          0.724            175,579
                                                       2002      0.805          0.558            197,673
                                                       2001      1.000          0.805            124,658

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                 --
                                                       2006      1.108          1.393          1,181,497
                                                       2005      1.003          1.108            986,287
                                                       2004      0.877          1.003          1,233,206
                                                       2003      0.694          0.877          1,354,191
                                                       2002      0.856          0.694          1,800,769
                                                       2001      1.000          0.856            749,754

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                 --
                                                       2006      1.685          1.945          1,747,195
                                                       2005      1.599          1.685          2,065,988
                                                       2004      1.288          1.599          1,944,449
                                                       2003      0.874          1.288          1,886,162
                                                       2002      1.087          0.874          2,220,650
                                                       2001      1.000          1.087            839,211

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                 --
                                                       2005      0.862          0.923            425,111
                                                       2004      0.823          0.862            440,180
                                                       2003      0.646          0.823            497,831
                                                       2002      0.863          0.646            355,655
                                                       2001      1.000          0.863            295,944

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.177          1.255                 --
                                                       2005      1.192          1.177            686,186
                                                       2004      1.139          1.192            796,306
                                                       2003      0.917          1.139            931,975
                                                       2002      1.002          0.917            917,113
                                                       2001      1.026          1.002            729,396
                                                       2000      1.000          1.026            201,003

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.390          1.518                 --
                                                       2005      1.256          1.390            498,805
                                                       2004      1.096          1.256            546,523
                                                       2003      0.833          1.096            537,382
                                                       2002      0.988          0.833            622,049
                                                       2001      1.046          0.988            517,427
                                                       2000      1.000          1.046            114,999

  Travelers Equity Income Subaccount (11/99).........  2006      1.262          1.326                 --
                                                       2005      1.228          1.262          5,616,164
                                                       2004      1.135          1.228          5,913,660
                                                       2003      0.879          1.135          5,904,217
                                                       2002      1.038          0.879          5,817,969
                                                       2001      1.130          1.038          5,670,567
                                                       2000      1.052          1.130          3,655,356

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.263          1.295                 --
                                                       2005      1.252          1.263            296,133
                                                       2004      1.152          1.252            475,283
                                                       2003      0.956          1.152            651,192
                                                       2002      0.937          0.956          1,035,531
                                                       2001      0.934          0.937            490,815
                                                       2000      1.000          0.934            137,160

  Travelers Federated Stock Subaccount (5/00)........  2006      1.175          1.217                 --
                                                       2005      1.134          1.175            204,112
                                                       2004      1.042          1.134            219,478
                                                       2003      0.830          1.042            200,695
                                                       2002      1.045          0.830            148,619
                                                       2001      1.045          1.045             82,221
                                                       2000      1.000          1.045             63,079

  Travelers Large Cap Subaccount (11/99).............  2006      0.805          0.830                 --
                                                       2005      0.753          0.805          4,571,202
                                                       2004      0.718          0.753          5,226,240
                                                       2003      0.585          0.718          5,685,645
                                                       2002      0.771          0.585          5,323,665
                                                       2001      0.947          0.771          6,056,750
                                                       2000      1.125          0.947          4,871,712

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                 --
                                                       2005      1.007          1.077                 --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                 --
                                                       2005      1.000          1.031            501,967

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                 --
                                                       2005      1.000          1.046            312,286

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                 --
                                                       2005      0.999          1.065            293,220

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.058                 --
                                                       2005      1.008          1.037            642,758

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.889          0.944                 --
                                                       2005      0.806          0.889          4,211,631
                                                       2004      0.707          0.806          4,709,694
                                                       2003      0.593          0.707          5,233,477
                                                       2002      0.805          0.593          5,820,389
                                                       2001      1.055          0.805          6,519,866
                                                       2000      1.135          1.055          5,293,596

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.568          0.601                 --
                                                       2005      0.560          0.568          7,662,188
                                                       2004      0.499          0.560          1,478,253
                                                       2003      0.370          0.499          1,596,673
                                                       2002      0.735          0.370          1,768,966
                                                       2001      0.978          0.735          1,549,655
                                                       2000      1.000          0.978            805,876

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.346          1.389                 --
                                                       2005      1.328          1.346         16,014,386
                                                       2004      1.211          1.328         18,088,224
                                                       2003      1.056          1.211         18,653,914
                                                       2002      1.132          1.056         17,726,342
                                                       2001      1.151          1.132         15,105,160
                                                       2000      1.002          1.151          6,755,149

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.174          1.269                 --
                                                       2005      1.121          1.174            347,774
                                                       2004      0.994          1.121            187,778

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.910          1.046                 --
                                                       2005      0.845          0.910          1,296,681
                                                       2004      0.742          0.845          1,560,195
                                                       2003      0.586          0.742            740,372
                                                       2002      0.684          0.586            456,329
                                                       2001      0.942          0.684            559,918
                                                       2000      1.000          0.942            154,822

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                 --
                                                       2005      1.329          1.386             62,762
                                                       2004      1.215          1.329             61,089
                                                       2003      1.000          1.215             39,407

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                 --
                                                       2005      1.000          1.062             24,552

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.388          1.402                 --
                                                       2005      1.360          1.388            954,234
                                                       2004      1.246          1.360            173,019
                                                       2003      1.059          1.246             70,780
                                                       2002      1.016          1.059             74,246
                                                       2001      0.991          1.016            299,331
                                                       2000      1.000          0.991             74,942

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.231          1.220                 --
                                                       2005      1.231          1.231            741,435
                                                       2004      1.211          1.231            810,254
                                                       2003      1.150          1.211          1,210,032
                                                       2002      1.105          1.150          1,913,513
                                                       2001      1.048          1.105          2,064,167
                                                       2000      1.000          1.048          1,180,840

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.732          0.764                 --
                                                       2005      0.729          0.732         10,540,702
                                                       2004      0.672          0.729         12,016,100
                                                       2003      0.515          0.672         13,185,712
                                                       2002      0.788          0.515         14,018,634
                                                       2001      0.925          0.788         18,452,438
                                                       2000      1.149          0.925         15,213,070

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.136          1.307                 --
                                                       2005      1.032          1.136                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                 --
                                                       2005      1.000          1.108                 --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.60% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.079          1.040                 --
                                                       2005      1.051          1.079             33,804
                                                       2004      0.990          1.051                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.259          1.210            457,975
                                                       2006      1.102          1.259            623,933
                                                       2005      1.076          1.102            640,884
                                                       2004      0.931          1.076            625,967
                                                       2003      0.723          0.931            561,593
                                                       2002      0.912          0.723            700,496
                                                       2001      1.000          0.912            221,448

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      0.886          0.980             54,709
                                                       2006      0.843          0.886             33,941
                                                       2005      0.794          0.843             33,959
                                                       2004      0.777          0.794             51,442
                                                       2003      0.628          0.777             69,573
                                                       2002      0.907          0.628            135,032
                                                       2001      1.000          0.907              5,757




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.204          1.265                --
                                                       2005      1.159          1.204                --
                                                       2004      1.114          1.159                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318            14,223
                                                       2004      1.095          1.167                --
                                                       2003      1.000          1.095                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.765          1.994         1,118,078
                                                       2006      1.490          1.765           818,557
                                                       2005      1.328          1.490           855,094
                                                       2004      1.189          1.328           285,553
                                                       2003      1.000          1.189            76,218

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.578          1.744         2,342,841
                                                       2006      1.456          1.578         2,323,601
                                                       2005      1.274          1.456         2,193,349
                                                       2004      1.151          1.274           925,645
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.471          1.520         1,824,287
                                                       2006      1.298          1.471         2,230,112
                                                       2005      1.247          1.298         2,413,867
                                                       2004      1.149          1.247         1,228,864
                                                       2003      1.000          1.149           114,363

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            13,149
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.470          2.588                --
                                                       2006      1.895          2.470                --
                                                       2005      1.506          1.895                --
                                                       2004      1.225          1.506                --
                                                       2003      1.000          1.225                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            40,633
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.354          1.427                --
                                                       2006      1.182          1.354                --
                                                       2005      1.151          1.182                --
                                                       2004      1.114          1.151                --
                                                       2003      1.000          1.114                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.338          1.171                --
                                                       2006      1.311          1.338                --
                                                       2005      1.260          1.311                --
                                                       2004      1.150          1.260                --
                                                       2003      1.000          1.150                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305            11,074
                                                       2004      1.067          1.205                --
                                                       2003      1.050          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.628          1.878                --
                                                       2006      1.485          1.628                --
                                                       2005      1.294          1.485                --
                                                       2004      1.143          1.294                --
                                                       2003      1.000          1.143                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.466          1.539                --
                                                       2006      1.309          1.466                --
                                                       2005      1.103          1.309                --
                                                       2004      1.107          1.103                --
                                                       2003      1.000          1.107                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.889          2.142           338,028
                                                       2006      1.708          1.889           343,524
                                                       2005      1.471          1.708           284,045
                                                       2004      1.200          1.471           164,788
                                                       2003      1.000          1.200            47,679

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           106,153
                                                       2004      1.119          1.240            58,171
                                                       2003      1.000          1.119            15,016

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.451          3.104           101,745
                                                       2006      1.945          2.451            22,245
                                                       2005      1.552          1.945            28,839
                                                       2004      1.265          1.552             9,075
                                                       2003      1.000          1.265                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.777          2.018           688,024
                                                       2006      1.488          1.777           631,890
                                                       2005      1.373          1.488           559,313
                                                       2004      1.177          1.373           145,525
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421            83,892
                                                       2004      1.163          1.327                --
                                                       2003      1.000          1.163                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.064          1.088                --
                                                       2005      1.068          1.064                --
                                                       2004      0.998          1.068                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.217          1.256                --
                                                       2005      1.149          1.217                --
                                                       2004      1.078          1.149                --
                                                       2003      1.000          1.078                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.453          1.739                --
                                                       2006      1.389          1.453                --
                                                       2005      1.257          1.389                --
                                                       2004      1.119          1.257                --
                                                       2003      1.000          1.119                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.383          1.655                --
                                                       2006      1.304          1.383                --
                                                       2005      1.188          1.304                --
                                                       2004      1.201          1.188                --
                                                       2003      1.000          1.201                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.416          1.523                --
                                                       2006      1.221          1.416                --
                                                       2005      1.176          1.221                --
                                                       2004      1.143          1.176                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           131,766
                                                       2004      1.175          1.328           132,634
                                                       2003      1.000          1.175                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.498          1.444           455,138

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.433          1.482           579,765

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.425          1.470           212,950
                                                       2006      1.258          1.425           214,579
                                                       2005      1.227          1.258           405,906
                                                       2004      1.132          1.227            18,984
                                                       2003      1.000          1.132            18,984

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.535          1.470           307,471

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.520          1.554           132,954
                                                       2006      1.307          1.520           134,186
                                                       2005      1.247          1.307           134,616
                                                       2004      1.149          1.247            45,124
                                                       2003      1.000          1.149             4,620

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.273          1.274           172,434

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.605          1.737            81,010
                                                       2006      1.447          1.605           201,504
                                                       2005      1.402          1.447           275,633
                                                       2004      1.239          1.402            79,221
                                                       2003      1.000          1.239            23,027

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.176          1.283                --
                                                       2006      1.110          1.176                --
                                                       2005      1.081          1.110                --
                                                       2004      1.000          1.081                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.021            31,023
                                                       2006      1.001          1.025            31,023
                                                       2005      0.994          1.001            31,029
                                                       2004      0.999          0.994            31,036
                                                       2003      1.000          0.999                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485            45,872
                                                       2005      1.248          1.278            46,309
                                                       2004      1.172          1.248            46,775
                                                       2003      1.000          1.172                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.221          1.272                --
                                                       2006      1.191          1.221                --
                                                       2005      1.151          1.191                --
                                                       2004      1.164          1.151                --
                                                       2003      1.000          1.164                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.453          1.505                --
                                                       2006      1.330          1.453                --
                                                       2005      1.231          1.330                --
                                                       2004      1.147          1.231                --
                                                       2003      1.000          1.147                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.354          1.414                --
                                                       2006      1.225          1.354                --
                                                       2005      1.201          1.225                --
                                                       2004      1.127          1.201                --
                                                       2003      1.000          1.127                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           207,320
                                                       2005      1.266          1.286           207,557
                                                       2004      1.142          1.266           101,869
                                                       2003      1.000          1.142                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           191,484
                                                       2005      1.413          1.504           179,170
                                                       2004      1.158          1.413            95,984
                                                       2003      1.000          1.158                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.099          1.134                --
                                                       2005      1.076          1.099                --
                                                       2004      1.009          1.076                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.546          1.613                --
                                                       2006      1.624          1.546                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.293          1.307                --
                                                       2006      1.227          1.293                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.602          1.614                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.354          1.319            19,167
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.801          1.756            70,126
                                                       2006      1.635          1.801            37,222

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.589          2.039            13,140
                                                       2006      1.551          1.589            13,144

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.283          1.137                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.198          1.253                --
                                                       2006      1.134          1.198                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.273          1.338                --
                                                       2006      1.216          1.273                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.102                --
                                                       2006      1.001          1.077                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.060           295,747
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.341          1.476                --
                                                       2006      1.358          1.341                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.297          1.421                --
                                                       2006      1.307          1.297                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.571          3.239                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.017          2.118             9,253

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.400          1.482            90,330
                                                       2006      1.267          1.400            88,544

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.022            68,320
                                                       2006      1.003          1.220            68,320

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.143          1.210            46,597

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.467          1.515            13,603
                                                       2006      1.365          1.467            14,106

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.319           367,127
                                                       2006      1.214          1.258           269,360

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.028          0.981           291,733
                                                       2006      1.003          1.028           277,734

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.332          1.577            29,790
                                                       2006      1.365          1.332            30,287

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.072          1.121                --
                                                       2006      1.032          1.072                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.033          1.067                --
                                                       2006      1.010          1.033                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.356          1.284                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.316          1.345             5,200
                                                       2006      1.299          1.316             5,208

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.357          1.390            30,113
                                                       2006      1.324          1.357            29,368

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.081                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.082                --
                                                       2006      1.002          1.054                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.323          1.356           456,871
                                                       2006      1.238          1.323           457,167

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.098           319,778
                                                       2006      0.996          1.051           320,188

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.147            36,434
                                                       2006      0.998          1.068            19,817

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.156          1.200                --
                                                       2006      1.088          1.156                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.075          1.105                --
                                                       2006      1.039          1.075                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.002          1.010                --
                                                       2005      0.990          1.002                --
                                                       2004      0.996          0.990                --
                                                       2003      1.000          0.996                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.115          1.178                --
                                                       2005      1.072          1.115                --
                                                       2004      1.037          1.072                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116            47,079
                                                       2005      1.122          1.127            49,662
                                                       2004      1.048          1.122            59,583
                                                       2003      1.000          1.048             8,722

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.090          1.166           896,402
                                                       2006      1.067          1.090           524,630
                                                       2005      1.059          1.067           380,657
                                                       2004      1.026          1.059           232,845
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.376          1.493                --
                                                       2006      1.259          1.376                --
                                                       2005      1.193          1.259                --
                                                       2004      1.128          1.193                --
                                                       2003      1.000          1.128                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868            23,539
                                                       2005      1.537          1.619             9,448
                                                       2004      1.238          1.537             8,411
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276                --
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.141          1.216                --
                                                       2005      1.155          1.141                --
                                                       2004      1.105          1.155                --
                                                       2003      1.000          1.105                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.487          1.624                --
                                                       2005      1.345          1.487                --
                                                       2004      1.174          1.345                --
                                                       2003      1.000          1.174                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260            29,181
                                                       2004      1.134          1.226            49,924
                                                       2003      1.000          1.134            11,270

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.197          1.227                --
                                                       2005      1.186          1.197                --
                                                       2004      1.093          1.186                --
                                                       2003      1.000          1.093                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.293          1.339                --
                                                       2005      1.248          1.293                --
                                                       2004      1.148          1.248                --
                                                       2003      1.000          1.148                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260                --
                                                       2004      1.125          1.179                --
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.007          1.077            42,718

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      0.999          1.064           206,728

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.057                --
                                                       2005      1.008          1.037                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371                --
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            11,949
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200           554,230
                                                       2004      1.080          1.185           137,796
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173            89,467
                                                       2004      0.993          1.120                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423            35,399
                                                       2004      1.160          1.321            33,057
                                                       2003      1.000          1.160             3,089

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            14,582
                                                       2004      1.129          1.234            12,386
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           413,524
                                                       2004      1.081          1.179           334,613
                                                       2003      1.000          1.081                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.042          1.032                --
                                                       2005      1.042          1.042                --
                                                       2004      1.026          1.042                --
                                                       2003      1.000          1.026                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.135          1.307                --
                                                       2005      1.032          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.078          1.039                --
                                                       2005      1.051          1.078                --
                                                       2004      0.990          1.051                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.537          1.476                --
                                                       2006      1.346          1.537                --
                                                       2005      1.314          1.346                --
                                                       2004      1.138          1.314                --
                                                       2003      1.000          1.138                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.291          1.428                --
                                                       2006      1.229          1.291                --
                                                       2005      1.158          1.229                --
                                                       2004      1.135          1.158                --
                                                       2003      1.000          1.135                --




         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                --
                                                       2006      1.000          1.078            17,348

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.276          1.339                --
                                                       2005      1.229          1.276            12,608
                                                       2004      1.183          1.229            12,240
                                                       2003      0.963          1.183            11,651
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.378          1.345                --
                                                       2005      1.222          1.378           343,889
                                                       2004      1.148          1.222           335,426
                                                       2003      0.948          1.148           303,021
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.932          2.180           595,217
                                                       2006      1.634          1.932           594,758
                                                       2005      1.458          1.634           423,223
                                                       2004      1.308          1.458           391,637
                                                       2003      0.984          1.308           331,023
                                                       2002      1.000          0.984                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.762          1.944         2,479,382
                                                       2006      1.628          1.762         2,801,814
                                                       2005      1.426          1.628         2,685,092
                                                       2004      1.291          1.426         2,613,580
                                                       2003      0.961          1.291         2,130,194
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.611          1.662         2,739,488
                                                       2006      1.424          1.611         2,774,071
                                                       2005      1.370          1.424         2,824,669
                                                       2004      1.263          1.370         2,800,733
                                                       2003      0.971          1.263         2,191,185
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.619          1.601                --
                                                       2005      1.395          1.619           244,334
                                                       2004      1.188          1.395           245,288
                                                       2003      0.968          1.188           238,033
                                                       2002      1.000          0.968                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.766          2.896                --
                                                       2006      2.125          2.766                --
                                                       2005      1.691          2.125                --
                                                       2004      1.378          1.691                --
                                                       2003      0.982          1.378                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.798          2.342                --
                                                       2005      1.708          1.798           239,775
                                                       2004      1.323          1.708           260,396
                                                       2003      1.005          1.323           259,814
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.398          1.471            52,601
                                                       2006      1.222          1.398            56,433
                                                       2005      1.192          1.222           102,633
                                                       2004      1.156          1.192            97,968
                                                       2003      0.971          1.156            39,887
                                                       2002      1.000          0.971                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.463          1.278            86,823
                                                       2006      1.435          1.463           143,434
                                                       2005      1.381          1.435           184,798
                                                       2004      1.263          1.381           305,093
                                                       2003      0.976          1.263           299,062
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                --
                                                       2005      1.205          1.304            29,277
                                                       2004      1.074          1.205             4,023
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.301          1.449                --
                                                       2005      1.203          1.301            25,709
                                                       2004      1.067          1.203            27,414
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.770          2.039           373,561
                                                       2006      1.617          1.770           401,338
                                                       2005      1.411          1.617           382,096
                                                       2004      1.248          1.411           350,625
                                                       2003      0.991          1.248           269,820
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.542          1.616            20,076
                                                       2006      1.379          1.542            20,495
                                                       2005      1.164          1.379            45,009
                                                       2004      1.170          1.164            44,391
                                                       2003      0.954          1.170             8,358
                                                       2002      1.000          0.954                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.099          2.377           667,755
                                                       2006      1.901          2.099           911,516
                                                       2005      1.640          1.901         1,041,220
                                                       2004      1.339          1.640         1,018,483
                                                       2003      0.986          1.339           869,633
                                                       2002      1.000          0.986                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.468          1.707                --
                                                       2005      1.352          1.468           425,632
                                                       2004      1.222          1.352           461,125
                                                       2003      0.994          1.222           352,384
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523           173,937
                                                       2006      2.214          2.785           174,027
                                                       2005      1.769          2.214           151,462
                                                       2004      1.444          1.769           148,057
                                                       2003      1.000          1.444            80,388

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.930          2.188           434,084
                                                       2006      1.618          1.930           464,250
                                                       2005      1.495          1.618           434,471
                                                       2004      1.284          1.495           359,092
                                                       2003      0.989          1.284           277,388
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.544          1.848                --
                                                       2005      1.444          1.544           140,590
                                                       2004      1.267          1.444           128,602
                                                       2003      0.977          1.267            91,055
                                                       2002      1.000          0.977                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.062          1.085                --
                                                       2005      1.067          1.062                --
                                                       2004      0.998          1.067                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.249          1.289                --
                                                       2005      1.181          1.249           215,882
                                                       2004      1.111          1.181           261,195
                                                       2003      0.994          1.111           485,689
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.584          1.893             9,332
                                                       2006      1.516          1.584            20,162
                                                       2005      1.374          1.516            19,809
                                                       2004      1.225          1.374            34,043
                                                       2003      0.988          1.225            25,340
                                                       2002      1.000          0.988                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.557          1.861            10,309
                                                       2006      1.470          1.557            14,171
                                                       2005      1.342          1.470             8,528
                                                       2004      1.359          1.342            27,353
                                                       2003      0.944          1.359            22,180
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.468          1.576            17,757
                                                       2006      1.267          1.468            17,866
                                                       2005      1.222          1.267            17,913
                                                       2004      1.190          1.222            21,747
                                                       2003      0.980          1.190            20,039
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                --
                                                       2005      1.503          1.536           169,292
                                                       2004      1.332          1.503           157,360
                                                       2003      1.000          1.332           131,801

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.646          1.585         1,130,092

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.519          1.571           568,041

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.521          1.567           479,799
                                                       2006      1.345          1.521           674,343
                                                       2005      1.314          1.345           666,600
                                                       2004      1.213          1.314           741,960
                                                       2003      0.967          1.213           721,895
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.716          1.641           630,119

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.642          1.675           163,577
                                                       2006      1.413          1.642           168,886
                                                       2005      1.351          1.413           192,356
                                                       2004      1.246          1.351           200,936
                                                       2003      0.959          1.246            39,902
                                                       2002      1.000          0.959                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.484          1.484           306,961

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.830          1.977           204,771
                                                       2006      1.652          1.830           184,956
                                                       2005      1.604          1.652           177,985
                                                       2004      1.418          1.604           175,643
                                                       2003      0.970          1.418            69,052
                                                       2002      1.000          0.970                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.172          1.276                --
                                                       2006      1.108          1.172                --
                                                       2005      1.080          1.108                --
                                                       2004      1.000          1.080                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015            27,119
                                                       2006      0.997          1.020           207,989
                                                       2005      0.992          0.997             2,098
                                                       2004      0.998          0.992            12,394
                                                       2003      1.000          0.998             2,100

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.653          1.733                --
                                                       2006      1.425          1.653           417,242
                                                       2005      1.395          1.425           396,412
                                                       2004      1.311          1.395           470,075
                                                       2003      0.960          1.311           460,823
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.425          1.483                --
                                                       2006      1.392          1.425            56,928
                                                       2005      1.346          1.392            87,671
                                                       2004      1.364          1.346            81,583
                                                       2003      0.961          1.364             5,988
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.648          1.705                --
                                                       2006      1.511          1.648           186,606
                                                       2005      1.400          1.511           201,027
                                                       2004      1.306          1.400           262,449
                                                       2003      0.949          1.306           312,432
                                                       2002      1.000          0.949                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.479          1.544                --
                                                       2006      1.340          1.479            51,745
                                                       2005      1.316          1.340            74,470
                                                       2004      1.237          1.316           113,821
                                                       2003      0.967          1.237            30,211
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                --
                                                       2006      1.393          1.604           405,915
                                                       2005      1.373          1.393           375,409
                                                       2004      1.241          1.373           347,456
                                                       2003      1.000          1.241           331,917

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                --
                                                       2006      1.627          1.793           284,527
                                                       2005      1.531          1.627           358,390
                                                       2004      1.256          1.531           329,638
                                                       2003      1.000          1.256           158,082

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.097          1.131                --
                                                       2005      1.075          1.097            13,695
                                                       2004      1.009          1.075            13,702

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.683          1.753           146,737
                                                       2006      1.769          1.683           149,620

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.350          1.362            98,916
                                                       2006      1.282          1.350           102,047

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.421          1.434           100,092
                                                       2006      1.350          1.421           112,708

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.628          1.706                --
                                                       2006      1.539          1.628            17,599

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.692          1.702            17,148

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            56,621
                                                       2006      1.269          1.351            17,638

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.954          1.903           167,420
                                                       2006      1.775          1.954           153,202

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.640          2.101           116,867
                                                       2006      1.601          1.640           253,919

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.279          1.132             6,730

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.194          1.247            11,923
                                                       2006      1.131          1.194            12,387

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.416          1.486            33,097
                                                       2006      1.353          1.416            44,620

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.076          1.099           225,854
                                                       2006      1.001          1.076           322,123

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.058           456,934
                                                       2006      1.015          1.071            35,959

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.440          1.583           116,218
                                                       2006      1.460          1.440           126,872

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.415            18,010
                                                       2006      1.305          1.294             7,621

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.878          3.621                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.131          2.235           190,488

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.474           202,516
                                                       2006      1.264          1.395           206,971

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020           263,609
                                                       2006      1.003          1.218           448,086

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200           276,156

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619            35,637
                                                       2006      1.462          1.570            39,520

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                --
                                                       2006      1.116          1.173                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.371          1.436           232,282
                                                       2006      1.326          1.371           172,003

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.979         1,127,921
                                                       2006      1.003          1.027           322,776

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.533          1.813           136,900
                                                       2006      1.573          1.533           147,439

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.108          1.157           345,777
                                                       2006      1.068          1.108           354,922

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.021          1.054           817,538
                                                       2006      1.000          1.021           361,378

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.423          1.346             7,331

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.378          1.407           286,226
                                                       2006      1.361          1.378           319,211

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.471          1.504           275,993
                                                       2006      1.436          1.471           412,381

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079         1,138,220
                                                       2006      1.002          1.048                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079           461,489
                                                       2006      1.002          1.053            65,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079           406,305
                                                       2006      1.002          1.058           291,452

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.376          1.407         1,717,836
                                                       2006      1.289          1.376         2,095,103

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096           178,860
                                                       2006      0.996          1.050           257,299

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144           361,231
                                                       2006      0.998          1.067           501,531

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.151          1.194                --
                                                       2006      1.085          1.151                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2007      1.071          1.099            33,438
                                                       2006      1.036          1.071                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.992          1.000                --
                                                       2005      0.982          0.992           253,238
                                                       2004      0.989          0.982           359,014
                                                       2003      1.000          0.989           505,871
                                                       2002      1.000          1.000                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.112          1.175                --
                                                       2005      1.071          1.112            13,844
                                                       2004      1.036          1.071            13,851

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.121          1.109           290,204
                                                       2005      1.118          1.121           287,094
                                                       2004      1.045          1.118           320,774
                                                       2003      1.000          1.045           287,921

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.104          1.179         2,905,179
                                                       2006      1.082          1.104         3,028,632
                                                       2005      1.075          1.082         3,093,826
                                                       2004      1.044          1.075         3,486,677
                                                       2003      1.012          1.044         2,727,021
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.508          1.634             2,459
                                                       2006      1.383          1.508             2,461
                                                       2005      1.313          1.383             2,463
                                                       2004      1.242          1.313             2,465
                                                       2003      0.958          1.242             2,466
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.981          2.143                --
                                                       2006      1.579          1.981           173,392
                                                       2005      1.433          1.579           120,905
                                                       2004      1.255          1.433           119,645
                                                       2003      0.994          1.255           119,420
                                                       2002      1.000          0.994                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.156          2.300                --
                                                       2006      1.871          2.156           487,356
                                                       2005      1.780          1.871           489,753
                                                       2004      1.436          1.780           474,438
                                                       2003      0.977          1.436           306,882
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.372          1.460                --
                                                       2005      1.285          1.372            45,533
                                                       2004      1.228          1.285            49,918
                                                       2003      0.967          1.228            33,110
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.271          1.353                --
                                                       2005      1.289          1.271            72,436
                                                       2004      1.235          1.289            82,547
                                                       2003      0.996          1.235           108,099
                                                       2002      1.000          0.996                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.621          1.769                --
                                                       2005      1.468          1.621           164,674
                                                       2004      1.284          1.468           181,327
                                                       2003      0.977          1.284            52,889
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.367          1.436                --
                                                       2005      1.333          1.367           579,568
                                                       2004      1.235          1.333           640,163
                                                       2003      0.958          1.235           530,915
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.317          1.350                --
                                                       2005      1.308          1.317           104,380
                                                       2004      1.206          1.308           115,233
                                                       2003      1.003          1.206            90,792
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.376          1.424                --
                                                       2005      1.331          1.376            34,213
                                                       2004      1.225          1.331            38,957
                                                       2003      0.978          1.225            38,121
                                                       2002      1.000          0.978                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.322          1.361                --
                                                       2005      1.238          1.322           144,967
                                                       2004      1.184          1.238           169,135
                                                       2003      0.967          1.184           136,097
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.007          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                --
                                                       2005      1.000          1.045            55,685

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                --
                                                       2005      0.999          1.063           190,567

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.056                --
                                                       2005      1.008          1.036                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.451          1.539                --
                                                       2005      1.318          1.451            37,100
                                                       2004      1.158          1.318            59,739
                                                       2003      0.973          1.158            73,087
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.487          1.573                --
                                                       2005      1.469          1.487           149,347
                                                       2004      1.311          1.469            78,618
                                                       2003      0.974          1.311            58,567
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.249          1.289                --
                                                       2005      1.235          1.249         1,951,130
                                                       2004      1.128          1.235         2,014,082
                                                       2003      0.986          1.128         1,900,092
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.170          1.264                --
                                                       2005      1.119          1.170            51,129
                                                       2004      0.993          1.119                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.547          1.775                --
                                                       2005      1.438          1.547           137,217
                                                       2004      1.265          1.438           134,480
                                                       2003      1.001          1.265           104,454
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                --
                                                       2005      1.325          1.379            40,007
                                                       2004      1.214          1.325            43,534
                                                       2003      1.000          1.214             6,184

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.314          1.326                --
                                                       2005      1.290          1.314            30,704
                                                       2004      1.184          1.290                --
                                                       2003      1.008          1.184                --
                                                       2002      1.000          1.008                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.079          1.068                --
                                                       2005      1.081          1.079           358,890
                                                       2004      1.066          1.081           366,911
                                                       2003      1.014          1.066           238,924
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.369          1.428                --
                                                       2005      1.366          1.369           268,177
                                                       2004      1.262          1.366           329,178
                                                       2003      0.970          1.262           326,199
                                                       2002      1.000          0.970                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.305                --
                                                       2005      1.032          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.076          1.036                --
                                                       2005      1.050          1.076                --
                                                       2004      0.990          1.050                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.683          1.614           295,517
                                                       2006      1.476          1.683           311,172
                                                       2005      1.444          1.476           331,570
                                                       2004      1.252          1.444           253,536
                                                       2003      0.975          1.252           186,325
                                                       2002      1.000          0.975                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.351          1.492                --
                                                       2006      1.288          1.351                --
                                                       2005      1.216          1.288                --
                                                       2004      1.193          1.216             6,550
                                                       2003      0.966          1.193            12,937
                                                       2002      1.000          0.966                --




         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                 --
                                                       2006      1.000          1.078            401,941

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.801          0.840                 --
                                                       2005      0.772          0.801            488,309
                                                       2004      0.743          0.772            502,360
                                                       2003      0.605          0.743            503,521
                                                       2002      0.883          0.605            550,900
                                                       2001      1.000          0.883            241,785

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613
                                                       2001      1.000          0.749          2,203,655

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.440          1.625         13,245,134
                                                       2006      1.218          1.440         13,657,569
                                                       2005      1.087          1.218         13,499,365
                                                       2004      0.975          1.087         14,038,586
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123
                                                       2001      0.993          0.875          1,544,419

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.332          1.469         16,856,562
                                                       2006      1.230          1.332         17,694,815
                                                       2005      1.078          1.230         18,663,020
                                                       2004      0.975          1.078         17,617,208
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684
                                                       2001      1.088          0.978          4,340,090

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.468          1.514         20,486,553
                                                       2006      1.297          1.468         21,164,791
                                                       2005      1.248          1.297         21,344,424
                                                       2004      1.151          1.248         21,686,362
                                                       2003      0.885          1.151         19,684,170
                                                       2002      1.104          0.885         13,136,644
                                                       2001      1.121          1.104          2,553,991

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014
                                                       2001      1.000          0.538            649,555

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.623          1.699                 --
                                                       2006      1.247          1.623             95,043
                                                       2005      0.992          1.247             84,660
                                                       2004      0.809          0.992             44,770
                                                       2003      0.576          0.809             44,773
                                                       2002      0.663          0.576             36,564
                                                       2001      1.000          0.663              4,156

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            185,547
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664
                                                       2001      1.000          1.252             11,465

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.024          1.077            123,316
                                                       2006      0.895          1.024            169,752
                                                       2005      0.873          0.895            187,894
                                                       2004      0.846          0.873            283,652
                                                       2003      0.711          0.846            331,469
                                                       2002      0.869          0.711            209,810
                                                       2001      1.000          0.869             34,515

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.131          0.988            191,848
                                                       2006      1.110          1.131            222,980
                                                       2005      1.068          1.110            233,465
                                                       2004      0.977          1.068            244,542
                                                       2003      0.755          0.977            280,003
                                                       2002      0.950          0.755            179,886
                                                       2001      1.000          0.950             27,031

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.256          1.447            303,315
                                                       2006      1.148          1.256            377,033
                                                       2005      1.002          1.148            349,362
                                                       2004      0.886          1.002            331,786
                                                       2003      0.703          0.886            300,573
                                                       2002      0.792          0.703            239,965
                                                       2001      1.000          0.792             90,527

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.235          1.295             20,856
                                                       2006      1.105          1.235             28,571
                                                       2005      0.932          1.105             29,235
                                                       2004      0.937          0.932             30,144
                                                       2003      0.764          0.937             36,629
                                                       2002      0.841          0.764             20,856
                                                       2001      1.000          0.841              8,651

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.928          2.184            672,647
                                                       2006      1.746          1.928            716,973
                                                       2005      1.507          1.746            802,560
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.025          0.906            307,773
                                                       2001      1.000          1.025              7,278

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            463,669
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      1.000          0.842             10,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523            394,199
                                                       2006      2.214          2.785            326,263
                                                       2005      1.769          2.214            293,516
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.372          1.556          1,587,080
                                                       2006      1.151          1.372          1,809,044
                                                       2005      1.063          1.151          1,501,530
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308
                                                       2001      1.028          0.879            629,693

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             95,208
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      1.000          0.790             14,815

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.062          1.085                 --
                                                       2005      1.067          1.062                 --
                                                       2004      0.998          1.067                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.044          1.078                 --
                                                       2005      0.988          1.044            353,202
                                                       2004      0.929          0.988            479,954
                                                       2003      0.831          0.929            499,603
                                                       2002      0.907          0.831            447,203
                                                       2001      1.000          0.907            240,551

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.027          1.228             62,032
                                                       2006      0.984          1.027             79,531
                                                       2005      0.892          0.984             79,559
                                                       2004      0.795          0.892             79,588
                                                       2003      0.641          0.795             95,897
                                                       2002      0.927          0.641             84,104
                                                       2001      1.000          0.927             86,994

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.395          0.472             20,610
                                                       2006      0.373          0.395             66,021
                                                       2005      0.340          0.373             81,444
                                                       2004      0.345          0.340            127,596
                                                       2003      0.240          0.345            118,715
                                                       2002      0.413          0.240            131,205
                                                       2001      1.000          0.413            156,658

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.662          0.711            137,751
                                                       2006      0.572          0.662            230,286
                                                       2005      0.551          0.572            290,156
                                                       2004      0.537          0.551            310,158
                                                       2003      0.442          0.537            350,206
                                                       2002      0.606          0.442            267,863
                                                       2001      1.000          0.606            538,280

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            187,492
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.486          1.431          5,063,184

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.216          1.257          2,741,508

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211
                                                       2001      1.000          0.817          2,026,387

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.588          1.519          6,572,810

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.401          1.430          2,274,646
                                                       2006      1.206          1.401            907,943
                                                       2005      1.153          1.206          1,105,738
                                                       2004      1.064          1.153          1,177,171
                                                       2003      0.818          1.064          1,323,286
                                                       2002      1.083          0.818          1,169,456
                                                       2001      1.000          1.083          1,074,948

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      0.994          0.994          2,987,839

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.537          1.661            710,882
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599
                                                       2001      1.000          1.270            272,556

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.172          1.276                 --
                                                       2006      1.108          1.172                 --
                                                       2005      1.080          1.108                 --
                                                       2004      1.000          1.080                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015             17,815
                                                       2006      0.997          1.020             20,545
                                                       2005      0.992          0.997             12,967
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,886,357
                                                       2005      1.286          1.314          2,155,632
                                                       2004      1.209          1.286          2,291,751
                                                       2003      0.885          1.209          2,556,109
                                                       2002      1.203          0.885          2,730,229
                                                       2001      1.000          1.203          1,624,219

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.183          1.232                 --
                                                       2006      1.156          1.183                 35
                                                       2005      1.118          1.156                 36
                                                       2004      1.133          1.118             17,927
                                                       2003      0.798          1.133             20,691
                                                       2002      1.000          0.798                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.312          1.357                 --
                                                       2006      1.203          1.312                 --
                                                       2005      1.114          1.203                 --
                                                       2004      1.040          1.114                 --
                                                       2003      0.756          1.040                 --
                                                       2002      1.000          0.756                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.220          1.274                 --
                                                       2006      1.105          1.220             30,872
                                                       2005      1.086          1.105             38,189
                                                       2004      1.020          1.086             52,267
                                                       2003      0.798          1.020             80,714
                                                       2002      1.000          0.798              9,207

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            307,543
                                                       2005      1.373          1.393            290,785
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            611,811
                                                       2005      1.531          1.627            695,119
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.097          1.131                 --
                                                       2005      1.075          1.097                 --
                                                       2004      1.009          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.489            116,452
                                                       2006      1.503          1.429            222,874

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.027          1.033            924,596

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.139          1.109            698,065
                                                       2006      1.035          1.139            573,755

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.671          0.859            613,725
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.279          1.132             47,848

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.194          1.247                 --
                                                       2006      1.131          1.194                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.300          1.364             91,232
                                                       2006      1.242          1.300             45,012

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.099             69,903
                                                       2006      1.001          1.076            208,394

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.058            947,864
                                                       2006      1.015          1.071            127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.960          1.055            124,834
                                                       2006      0.973          0.960            161,496

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.688          2.125             48,628

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.554            190,980

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.474            594,073
                                                       2006      1.264          1.395            476,839

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020            478,049
                                                       2006      1.003          1.218            536,697

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200            467,936

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.435          1.503            240,999
                                                       2006      1.388          1.435            140,064

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.979            919,079
                                                       2006      1.003          1.027            402,744

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.580          0.686            910,279
                                                       2006      0.595          0.580            972,237

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.253          1.308            227,540
                                                       2006      1.208          1.253            275,369

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.166          1.203            428,855
                                                       2006      1.142          1.166            129,005

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      0.765          0.723            486,918

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.832          0.849          1,260,761
                                                       2006      0.822          0.832          1,597,235

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.345          1.375            746,511
                                                       2006      1.313          1.345            961,336

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074             38,414
                                                       2006      1.002          1.059             47,700

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079          1,879,974
                                                       2006      1.002          1.053          1,137,572

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            413,868

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.468          1.502         10,357,364
                                                       2006      1.375          1.468         11,377,250

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096            206,808
                                                       2006      0.996          1.050            403,058

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.151          1.194                 --
                                                       2006      1.085          1.151                 --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.071          1.099                 --
                                                       2006      1.036          1.071                 --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.133          1.142                 --
                                                       2005      1.121          1.133            181,676
                                                       2004      1.130          1.121            272,462
                                                       2003      1.141          1.130            606,702
                                                       2002      1.146          1.141            659,403
                                                       2001      1.000          1.146            311,856

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.112          1.175                 --
                                                       2005      1.071          1.112                 --
                                                       2004      1.036          1.071                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            455,584
                                                       2005      1.118          1.121            507,343
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.227          1.310          3,593,841
                                                       2006      1.203          1.227          3,876,869
                                                       2005      1.195          1.203          4,170,974
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486
                                                       2001      1.000          1.050          1,040,045

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.875          0.948             31,826
                                                       2006      0.802          0.875             32,139
                                                       2005      0.761          0.802             32,678
                                                       2004      0.721          0.761             38,783
                                                       2003      0.556          0.721             39,926
                                                       2002      0.804          0.556             29,622
                                                       2001      1.000          0.804             14,734

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648
                                                       2001      1.000          0.855             86,605

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            417,164
                                                       2005      1.588          1.669            463,651
                                                       2004      1.281          1.588            465,147
                                                       2003      0.871          1.281            572,206
                                                       2002      1.086          0.871            653,195
                                                       2001      1.000          1.086            141,792

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            169,742
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857
                                                       2001      1.000          0.862            898,773

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.166          1.242                 --
                                                       2005      1.183          1.166             45,018
                                                       2004      1.133          1.183             80,263
                                                       2003      0.914          1.133            118,626
                                                       2002      1.000          0.914             93,674
                                                       2001      1.000          1.000            909,851

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.377          1.503                 --
                                                       2005      1.247          1.377            243,296
                                                       2004      1.090          1.247            227,247
                                                       2003      0.830          1.090            219,879
                                                       2002      0.986          0.830             66,258
                                                       2001      1.000          0.986              7,202

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598
                                                       2001      1.000          1.037            993,080

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.251          1.282                 --
                                                       2005      1.242          1.251            118,531
                                                       2004      1.146          1.242            128,538
                                                       2003      0.953          1.146            143,727
                                                       2002      0.936          0.953             77,295
                                                       2001      1.000          0.936             48,230

  Travelers Federated Stock Subaccount (5/00)........  2006      1.164          1.205                 --
                                                       2005      1.125          1.164            109,437
                                                       2004      1.036          1.125            101,534
                                                       2003      0.827          1.036            116,257
                                                       2002      1.044          0.827             63,998
                                                       2001      1.000          1.044             18,229

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781
                                                       2001      1.000          0.769            439,291

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.007          1.076             33,731

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045                 --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      0.999          1.063            344,293

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.056                 --
                                                       2005      1.008          1.036            110,884

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259
                                                       2001      1.000          0.803            662,621

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,006,935
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572
                                                       2001      1.000          0.734            107,322

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         11,368,224
                                                       2004      1.204          1.318         11,877,187
                                                       2003      1.052          1.204         10,446,839
                                                       2002      1.131          1.052          7,540,877
                                                       2001      1.000          1.131          3,539,246

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            336,557
                                                       2004      0.993          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081
                                                       2001      1.000          0.683             25,354

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            137,201
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525
                                                       2001      1.000          1.015              7,608

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.220          1.208                 --
                                                       2005      1.222          1.220            279,043
                                                       2004      1.204          1.222            360,186
                                                       2003      1.146          1.204            439,841
                                                       2002      1.103          1.146            335,801
                                                       2001      1.000          1.103            227,168

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,165,219
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962
                                                       2001      1.000          0.787          1,336,240

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.032          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.076          1.036                 --
                                                       2005      1.050          1.076                 --
                                                       2004      0.990          1.050                 --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 1.80% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.245          1.194            462,061
                                                       2006      1.092          1.245            522,527
                                                       2005      1.068          1.092            560,677
                                                       2004      0.926          1.068            689,021
                                                       2003      0.721          0.926            722,215
                                                       2002      0.911          0.721            625,949
                                                       2001      1.000          0.911            158,937

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      0.876          0.967            140,562
                                                       2006      0.835          0.876            148,810
                                                       2005      0.788          0.835            158,132
                                                       2004      0.773          0.788            222,946
                                                       2003      0.626          0.773            237,911
                                                       2002      0.906          0.626            196,781
                                                       2001      1.000          0.906             26,673




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                --
                                                       2006      1.000          1.078                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.199          1.258                --
                                                       2005      1.156          1.199                --
                                                       2004      1.113          1.156                --
                                                       2003      1.000          1.113                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.753          1.976           199,582
                                                       2006      1.483          1.753           190,511
                                                       2005      1.324          1.483           192,656
                                                       2004      1.188          1.324           153,924
                                                       2003      1.000          1.188                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.568          1.729           364,768
                                                       2006      1.449          1.568           466,594
                                                       2005      1.270          1.449           472,693
                                                       2004      1.150          1.270           479,818
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.507         1,389,509
                                                       2006      1.292          1.461         1,535,674
                                                       2005      1.244          1.292         1,549,452
                                                       2004      1.148          1.244         1,427,039
                                                       2003      1.000          1.148             6,912

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.454          2.568                --
                                                       2006      1.886          2.454                --
                                                       2005      1.502          1.886                --
                                                       2004      1.224          1.502                --
                                                       2003      1.000          1.224                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.345          1.414                --
                                                       2006      1.176          1.345                --
                                                       2005      1.148          1.176                --
                                                       2004      1.113          1.148                --
                                                       2003      1.000          1.113                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.329          1.160                --
                                                       2006      1.305          1.329                --
                                                       2005      1.256          1.305                --
                                                       2004      1.149          1.256                --
                                                       2003      1.000          1.149                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            10,550
                                                       2004      1.074          1.204                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            22,867
                                                       2004      1.067          1.202                --
                                                       2003      1.049          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.617          1.862                --
                                                       2006      1.478          1.617                --
                                                       2005      1.291          1.478                --
                                                       2004      1.142          1.291                --
                                                       2003      1.000          1.142                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.456          1.525                --
                                                       2006      1.303          1.456                --
                                                       2005      1.100          1.303                --
                                                       2004      1.106          1.100                --
                                                       2003      1.000          1.106                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.876          2.124           149,854
                                                       2006      1.700          1.876           151,053
                                                       2005      1.467          1.700           150,707
                                                       2004      1.199          1.467            47,014
                                                       2003      1.000          1.199                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342            82,653
                                                       2004      1.118          1.236            29,759
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.434          3.077           152,885
                                                       2006      1.936          2.434           175,387
                                                       2005      1.547          1.936           175,863
                                                       2004      1.264          1.547           120,614
                                                       2003      1.000          1.264                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.765          2.001            34,313
                                                       2006      1.481          1.765            67,492
                                                       2005      1.369          1.481            69,043
                                                       2004      1.176          1.369            49,391
                                                       2003      1.000          1.176                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415             3,963
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.061          1.084                --
                                                       2005      1.067          1.061                --
                                                       2004      0.997          1.067                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.211          1.250                --
                                                       2005      1.146          1.211                --
                                                       2004      1.078          1.146                --
                                                       2003      1.000          1.078                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.443          1.724                --
                                                       2006      1.382          1.443                --
                                                       2005      1.253          1.382                --
                                                       2004      1.118          1.253                --
                                                       2003      1.000          1.118                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.374          1.641                --
                                                       2006      1.298          1.374                --
                                                       2005      1.185          1.298                --
                                                       2004      1.200          1.185                --
                                                       2003      1.000          1.200                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.407          1.510                --
                                                       2006      1.215          1.407                --
                                                       2005      1.172          1.215                --
                                                       2004      1.142          1.172                --
                                                       2003      1.000          1.142                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            16,111
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.487          1.431            89,884

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.422          1.469            95,649

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.524          1.457            58,393

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.510          1.540             3,595
                                                       2006      1.301          1.510             4,579
                                                       2005      1.244          1.301             5,671
                                                       2004      1.148          1.244             6,842
                                                       2003      1.000          1.148                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.264          1.263            10,206

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.594          1.722            25,107
                                                       2006      1.440          1.594            23,159
                                                       2005      1.399          1.440            23,159
                                                       2004      1.238          1.399            23,159
                                                       2003      1.000          1.238            23,159

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.170          1.274                --
                                                       2006      1.107          1.170                --
                                                       2005      1.080          1.107                --
                                                       2004      1.000          1.080                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.013                --
                                                       2006      0.996          1.018                --
                                                       2005      0.991          0.996                --
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475                --
                                                       2005      1.245          1.272                --
                                                       2004      1.171          1.245                --
                                                       2003      1.000          1.171                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.213          1.263                --
                                                       2006      1.186          1.213                --
                                                       2005      1.148          1.186                --
                                                       2004      1.163          1.148                --
                                                       2003      1.000          1.163                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.444          1.493                --
                                                       2006      1.324          1.444                --
                                                       2005      1.227          1.324                --
                                                       2004      1.146          1.227                --
                                                       2003      1.000          1.146                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.345          1.404                --
                                                       2006      1.219          1.345                --
                                                       2005      1.198          1.219                --
                                                       2004      1.126          1.198                --
                                                       2003      1.000          1.126                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473            50,463
                                                       2005      1.262          1.279            50,469
                                                       2004      1.141          1.262             7,853
                                                       2003      1.000          1.141             1,380

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           244,771
                                                       2005      1.409          1.497           245,762
                                                       2004      1.157          1.409           142,694
                                                       2003      1.000          1.157            21,860

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.096          1.130                --
                                                       2005      1.075          1.096                --
                                                       2004      1.009          1.075                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.536          1.599                --
                                                       2006      1.615          1.536                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.284          1.295                --
                                                       2006      1.220          1.284                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.590          1.600                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.312                --
                                                       2006      1.268          1.350                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.789          1.741            28,571
                                                       2006      1.626          1.789            29,585

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.278          1.131                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.192          1.244                --
                                                       2006      1.130          1.192                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.265          1.327                --
                                                       2006      1.209          1.265                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.098                --
                                                       2006      1.001          1.076                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.057           255,570
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.552          3.211                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.002          2.099            37,791

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.393          1.472            23,992
                                                       2006      1.262          1.393            23,999

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.019            57,174
                                                       2006      1.003          1.218           306,869

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200             6,699

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.457          1.502                --
                                                       2006      1.357          1.457                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.249          1.308            38,036
                                                       2006      1.208          1.249            22,356

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.978           174,034
                                                       2006      1.003          1.027            56,360

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.065          1.111                --
                                                       2006      1.027          1.065                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.058                --
                                                       2006      1.005          1.026                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.346          1.273                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.348          1.377                --
                                                       2006      1.316          1.348                --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.078                --
                                                       2006      1.002          1.053                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.078           464,459
                                                       2006      1.002          1.058           421,937

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.314          1.344            40,340
                                                       2006      1.231          1.314            59,180

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.095            19,894
                                                       2006      0.996          1.049            20,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.143            12,522
                                                       2006      0.998          1.067            12,421

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.150          1.192                --
                                                       2006      1.084          1.150                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.069          1.097                --
                                                       2006      1.035          1.069                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.997          1.005                --
                                                       2005      0.987          0.997                --
                                                       2004      0.995          0.987                --
                                                       2003      1.000          0.995                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.111          1.173                --
                                                       2005      1.071          1.111                --
                                                       2004      1.036          1.071                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109            38,942
                                                       2005      1.119          1.122            38,952
                                                       2004      1.047          1.119            15,246
                                                       2003      1.000          1.047             1,446

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.082          1.156            73,288
                                                       2006      1.062          1.082            98,403
                                                       2005      1.056          1.062            98,403
                                                       2004      1.025          1.056            36,092
                                                       2003      1.000          1.025            25,954

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.366          1.480                --
                                                       2006      1.253          1.366                --
                                                       2005      1.190          1.253                --
                                                       2004      1.127          1.190                --
                                                       2003      1.000          1.127                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855            96,041
                                                       2005      1.533          1.611            96,396
                                                       2004      1.237          1.533             7,466
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.135          1.209                --
                                                       2005      1.152          1.135                --
                                                       2004      1.104          1.152                --
                                                       2003      1.000          1.104                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.480          1.615                --
                                                       2005      1.341          1.480                --
                                                       2004      1.173          1.341                --
                                                       2003      1.000          1.173                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254                --
                                                       2004      1.133          1.223                --
                                                       2003      1.000          1.133                --

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.191          1.220                --
                                                       2005      1.183          1.191                --
                                                       2004      1.092          1.183                --
                                                       2003      1.000          1.092                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (5/00)........  2006      1.287          1.332                --
                                                       2005      1.245          1.287                --
                                                       2004      1.147          1.245                --
                                                       2003      1.000          1.147                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.007          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      0.999          1.063           381,359

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055                --
                                                       2005      1.008          1.036            26,298

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194            61,038
                                                       2004      1.080          1.181            65,315
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169            24,007
                                                       2004      0.993          1.119            12,670

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            30,763
                                                       2004      1.160          1.318            31,131
                                                       2003      1.000          1.160            21,973

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280                --
                                                       2004      1.128          1.231                --
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            22,356
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.037          1.027                --
                                                       2005      1.039          1.037                --
                                                       2004      1.025          1.039                --
                                                       2003      1.000          1.025                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304                --
                                                       2005      1.032          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.075          1.035                --
                                                       2005      1.049          1.075                --
                                                       2004      0.990          1.049                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.526          1.463                --
                                                       2006      1.340          1.526                --
                                                       2005      1.311          1.340                --
                                                       2004      1.137          1.311                --
                                                       2003      1.000          1.137                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.282          1.415                --
                                                       2006      1.223          1.282                --
                                                       2005      1.155          1.223                --
                                                       2004      1.134          1.155                --
                                                       2003      1.000          1.134                --




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153               --
                                                       2006      1.000          1.078               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.043          1.094               --
                                                       2005      1.000          1.043               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.324          1.491          197,993
                                                       2006      1.120          1.324          181,275
                                                       2005      1.000          1.120          168,933

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.240          1.367          428,012
                                                       2006      1.147          1.240          423,851
                                                       2005      1.000          1.147          313,562

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.178          1.214          428,828
                                                       2006      1.042          1.178          429,613
                                                       2005      1.000          1.042          376,426

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.589          1.663               --
                                                       2006      1.222          1.589               --
                                                       2005      1.000          1.222               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           66,535

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.154          1.213               --
                                                       2006      1.010          1.154               --
                                                       2005      1.000          1.010               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.080          0.943               --
                                                       2006      1.061          1.080               --
                                                       2005      1.000          1.061               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.240          1.427               --
                                                       2006      1.134          1.240               --
                                                       2005      1.000          1.134               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.318          1.380               --
                                                       2006      1.180          1.318               --
                                                       2005      1.000          1.180               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.259          1.425           65,873
                                                       2006      1.142          1.259           65,873
                                                       2005      1.000          1.142           13,430

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.523          1.924           46,682
                                                       2006      1.211          1.523           29,157
                                                       2005      1.000          1.211            3,626

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.281          1.451          115,660
                                                       2006      1.075          1.281          112,602
                                                       2005      1.000          1.075           24,059

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      0.989          1.011               --
                                                       2005      1.000          0.989               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.061          1.095               --
                                                       2005      1.000          1.061               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.183          1.412               --
                                                       2006      1.134          1.183               --
                                                       2005      1.000          1.134               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.191          1.422               --
                                                       2006      1.126          1.191               --
                                                       2005      1.000          1.126               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.207          1.295               --
                                                       2006      1.043          1.207               --
                                                       2005      1.000          1.043               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.227          1.181           17,481

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.179          1.218            8,391

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.162          1.196               --
                                                       2006      1.029          1.162               --
                                                       2005      1.000          1.029               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.241          1.186            2,797

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.122          1.121           35,844

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.106          1.203               --
                                                       2006      1.047          1.106               --
                                                       2005      1.000          1.047               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.020               --
                                                       2006      1.004          1.025               --
                                                       2005      1.000          1.004               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.081          1.125               --
                                                       2006      1.058          1.081               --
                                                       2005      1.000          1.058               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.191          1.232               --
                                                       2006      1.093          1.191               --
                                                       2005      1.000          1.093               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.136          1.185               --
                                                       2006      1.030          1.136               --
                                                       2005      1.000          1.030               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          101,240
                                                       2005      1.000          1.027           92,966

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           51,794
                                                       2005      1.000          1.076           51,824

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.020          1.051               --
                                                       2005      1.000          1.020               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.137          1.183               --
                                                       2006      1.196          1.137               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.078          1.087               --
                                                       2006      1.025          1.078               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.272          1.279               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.351          1.314           47,798
                                                       2006      1.229          1.351           28,638

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.277          1.129               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.109          1.157               --
                                                       2006      1.051          1.109               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.114          1.167               --
                                                       2006      1.065          1.114               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.097               --
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.056           57,389
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.653          2.079               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.553               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018           95,350
                                                       2006      1.003          1.218           81,292

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.004          1.061            7,942

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.052          1.101           22,477
                                                       2006      1.018          1.052           22,477

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.977           46,819
                                                       2006      1.003          1.027               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.018          1.062               --
                                                       2006      0.982          1.018               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.038          1.070               --
                                                       2006      1.017          1.038               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.185          1.120               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.077          249,695
                                                       2006      1.002          1.047          249,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.113          1.137           87,785
                                                       2006      1.043          1.113           87,816

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.094            8,457
                                                       2006      0.996          1.049            8,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.072          1.111               --
                                                       2006      1.011          1.072               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      0.995          1.020               --
                                                       2006      0.963          0.995               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.009          1.017               --
                                                       2005      1.000          1.009               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.044          1.102               --
                                                       2005      1.000          1.044               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981            7,942
                                                       2005      1.000          0.993            7,946

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.020          1.088           56,607
                                                       2006      1.001          1.020           56,633
                                                       2005      1.000          1.001           76,851

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.166          1.262               --
                                                       2006      1.070          1.166               --
                                                       2005      1.000          1.070               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.000          1.065               --
                                                       2005      1.000          1.000               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.096          1.196               --
                                                       2005      1.000          1.096               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.001          1.025               --
                                                       2005      1.000          1.001               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.033          1.068               --
                                                       2005      1.000          1.033               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.007          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      0.999          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055               --
                                                       2005      1.008          1.036          237,205

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           69,569

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           28,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           22,476

  Travelers Quality Bond Subaccount (5/00)...........  2006      0.992          0.982               --
                                                       2005      1.000          0.992               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304               --
                                                       2005      1.032          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.000          0.963               --
                                                       2005      1.000          1.000               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.175          1.125               --
                                                       2006      1.031          1.175               --
                                                       2005      1.000          1.031               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.126          1.242               --
                                                       2006      1.074          1.126               --
                                                       2005      1.000          1.074               --

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152               --
                                                       2006      1.000          1.077               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330               --
                                                       2005      1.224          1.268               --
                                                       2004      1.181          1.224               --
                                                       2003      0.963          1.181               --
                                                       2002      1.000          0.963               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           35,121
                                                       2006      1.624          1.917           35,126
                                                       2005      1.452          1.624           33,966
                                                       2004      1.305          1.452           23,757
                                                       2003      0.984          1.305           14,210
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925           45,095
                                                       2006      1.618          1.748           45,099
                                                       2005      1.420          1.618           43,539
                                                       2004      1.288          1.420           29,816
                                                       2003      0.961          1.288           18,424
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645           17,467
                                                       2006      1.415          1.598           17,480
                                                       2005      1.364          1.415           17,494
                                                       2004      1.261          1.364           17,509
                                                       2003      0.971          1.261           12,992
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610            3,713
                                                       2004      1.186          1.389            4,177
                                                       2003      0.968          1.186            8,793
                                                       2002      1.000          0.968               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.744          2.871               --
                                                       2006      2.112          2.744               --
                                                       2005      1.684          2.112               --
                                                       2004      1.375          1.684               --
                                                       2003      0.982          1.375               --
                                                       2002      1.000          0.982               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787               --
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.387          1.456               --
                                                       2006      1.215          1.387               --
                                                       2005      1.187          1.215               --
                                                       2004      1.153          1.187               --
                                                       2003      0.971          1.153               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.451          1.265            5,215
                                                       2006      1.427          1.451            4,412
                                                       2005      1.375          1.427            4,217
                                                       2004      1.260          1.375            4,086
                                                       2003      0.976          1.260            8,127
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.756          2.018               --
                                                       2006      1.607          1.756               --
                                                       2005      1.406          1.607               --
                                                       2004      1.245          1.406               --
                                                       2003      0.991          1.245               --
                                                       2002      1.000          0.991               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.530          1.600               --
                                                       2006      1.371          1.530               --
                                                       2005      1.159          1.371               --
                                                       2004      1.167          1.159               --
                                                       2003      0.953          1.167               --
                                                       2002      1.000          0.953               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.082          2.353               --
                                                       2006      1.889          2.082               --
                                                       2005      1.633          1.889           18,885
                                                       2004      1.336          1.633           12,999
                                                       2003      0.986          1.336            9,625
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459            3,077
                                                       2004      1.220          1.347            3,116
                                                       2003      0.994          1.220            3,153
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490               --
                                                       2006      2.202          2.765               --
                                                       2005      1.763          2.202               --
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           21,921
                                                       2006      1.608          1.914           21,921
                                                       2005      1.489          1.608               --
                                                       2004      1.281          1.489               --
                                                       2003      0.989          1.281               --
                                                       2002      1.000          0.989               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535               --
                                                       2004      1.265          1.438               --
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081               --
                                                       2005      1.066          1.058               --
                                                       2004      0.997          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.241          1.281               --
                                                       2005      1.176          1.241               --
                                                       2004      1.108          1.176               --
                                                       2003      0.994          1.108               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.571          1.874               --
                                                       2006      1.507          1.571               --
                                                       2005      1.369          1.507               --
                                                       2004      1.223          1.369               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.545          1.843               --
                                                       2006      1.461          1.545               --
                                                       2005      1.337          1.461               --
                                                       2004      1.356          1.337               --
                                                       2003      0.944          1.356               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.456          1.561               --
                                                       2006      1.259          1.456               --
                                                       2005      1.217          1.259               --
                                                       2004      1.188          1.217               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527               --
                                                       2004      1.330          1.498               --
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.631          1.569           11,855

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.506          1.555               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551               --
                                                       2006      1.337          1.509               --
                                                       2005      1.308          1.337               --
                                                       2004      1.211          1.308               --
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.701          1.625            9,575

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658               --
                                                       2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.472          1.469               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957               --
                                                       2006      1.642          1.815               --
                                                       2005      1.597          1.642               --
                                                       2004      1.415          1.597               --
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.165          1.267               --
                                                       2006      1.104          1.165               --
                                                       2005      1.079          1.104               --
                                                       2004      1.000          1.079               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            9,474
                                                       2005      1.389          1.417            9,670
                                                       2004      1.308          1.389            9,553
                                                       2003      0.960          1.308            9,550
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.413          1.470               --
                                                       2006      1.383          1.413               --
                                                       2005      1.341          1.383               --
                                                       2004      1.361          1.341               --
                                                       2003      0.961          1.361               --
                                                       2002      1.000          0.961               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.635          1.691               --
                                                       2006      1.502          1.635            1,240
                                                       2005      1.394          1.502            1,300
                                                       2004      1.304          1.394            1,332
                                                       2003      0.949          1.304            6,047
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.467          1.531               --
                                                       2006      1.332          1.467               --
                                                       2005      1.311          1.332               --
                                                       2004      1.234          1.311               --
                                                       2003      0.967          1.234               --
                                                       2002      1.000          0.967               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592               --
                                                       2005      1.369          1.385               --
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618               --
                                                       2004      1.255          1.525               --
                                                       2003      1.000          1.255               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.009          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.669          1.735               --
                                                       2006      1.758          1.669               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.410          1.420            4,674
                                                       2006      1.341          1.410           20,231

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.410          1.420               --
                                                       2006      1.341          1.410               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883               --
                                                       2006      1.764          1.938               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080            3,322
                                                       2006      1.591          1.626            3,916

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.187          1.237               --
                                                       2006      1.126          1.187               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.405          1.471               --
                                                       2006      1.344          1.405               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.075          1.095            4,508
                                                       2006      1.001          1.075            4,460

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054               --
                                                       2006      1.015          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567               --
                                                       2006      1.450          1.429               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408               --
                                                       2006      1.303          1.289               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.853          3.585               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.463               --
                                                       2006      1.259          1.387               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289               --
                                                       2006      1.114          1.169               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.422           20,063
                                                       2006      1.317          1.360           20,063

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795               --
                                                       2006      1.562          1.521               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.146               --
                                                       2006      1.061          1.100               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.411          1.332               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393               --
                                                       2006      1.352          1.367               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489               --
                                                       2006      1.426          1.459               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393           85,919
                                                       2006      1.280          1.365           85,924

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187               --
                                                       2006      1.081          1.145               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2007      1.065          1.091               --
                                                       2006      1.032          1.065               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.109          1.170               --
                                                       2005      1.070          1.109               --
                                                       2004      1.035          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101               --
                                                       2005      1.114          1.115               --
                                                       2004      1.044          1.114               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167           36,373
                                                       2006      1.076          1.095           36,588
                                                       2005      1.071          1.076           35,267
                                                       2004      1.042          1.071           25,374
                                                       2003      1.012          1.042           24,369
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618               --
                                                       2006      1.374          1.496               --
                                                       2005      1.307          1.374               --
                                                       2004      1.240          1.307               --
                                                       2003      0.958          1.240               --
                                                       2002      1.000          0.958               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281               --
                                                       2006      1.860          2.138               --
                                                       2005      1.773          1.860               --
                                                       2004      1.433          1.773               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364               --
                                                       2004      1.226          1.279               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.263          1.344               --
                                                       2005      1.284          1.263               --
                                                       2004      1.232          1.284               --
                                                       2003      0.996          1.232               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.611          1.758               --
                                                       2005      1.462          1.611               --
                                                       2004      1.281          1.462               --
                                                       2003      0.977          1.281               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359               --
                                                       2004      1.232          1.327               --
                                                       2003      0.958          1.232               --
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.309          1.341               --
                                                       2005      1.303          1.309               --
                                                       2004      1.204          1.303               --
                                                       2003      1.003          1.204               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.368          1.415               --
                                                       2005      1.325          1.368               --
                                                       2004      1.223          1.325               --
                                                       2003      0.978          1.223               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141               --
                                                       2005      1.007          1.075               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106               --
                                                       2005      0.999          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054               --
                                                       2005      1.008          1.035               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478               --
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242           82,303
                                                       2004      1.126          1.230           53,215
                                                       2003      0.986          1.126           34,407
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      0.993          1.118               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537               --
                                                       2004      1.262          1.432               --
                                                       2003      1.001          1.262               --
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (A) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.306          1.317               --
                                                       2005      1.285          1.306               --
                                                       2004      1.181          1.285               --
                                                       2003      1.008          1.181               --
                                                       2002      1.000          1.008               --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.073          1.061               --
                                                       2005      1.077          1.073               --
                                                       2004      1.063          1.077               --
                                                       2003      1.014          1.063               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361               --
                                                       2004      1.260          1.361               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303               --
                                                       2005      1.032          1.133               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.072          1.032               --
                                                       2005      1.048          1.072               --
                                                       2004      0.989          1.048               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.669          1.598               --
                                                       2006      1.467          1.669               --
                                                       2005      1.438          1.467               --
                                                       2004      1.249          1.438               --
                                                       2003      0.974          1.249               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.340          1.477               --
                                                       2006      1.280          1.340               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152                --
                                                       2006      1.000          1.077             6,213

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330                --
                                                       2005      1.224          1.268             4,676
                                                       2004      1.181          1.224            12,413
                                                       2003      0.963          1.181            17,759
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           499,634
                                                       2006      1.624          1.917           628,631
                                                       2005      1.452          1.624           576,073
                                                       2004      1.305          1.452           568,405
                                                       2003      0.984          1.305           230,499
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925         1,995,283
                                                       2006      1.618          1.748         2,262,900
                                                       2005      1.420          1.618         2,311,340
                                                       2004      1.288          1.420         2,174,558
                                                       2003      0.961          1.288         1,570,074
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645         2,158,603
                                                       2006      1.415          1.598         2,334,870
                                                       2005      1.364          1.415         2,450,277
                                                       2004      1.261          1.364         2,464,499
                                                       2003      0.971          1.261         1,651,863
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.744          2.871                --
                                                       2006      2.112          2.744             5,490
                                                       2005      1.684          2.112             4,145
                                                       2004      1.375          1.684             4,145
                                                       2003      0.982          1.375                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            49,108
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.387          1.456            23,706
                                                       2006      1.215          1.387            23,717
                                                       2005      1.187          1.215            44,682
                                                       2004      1.153          1.187            44,460
                                                       2003      0.971          1.153            40,094
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.451          1.265            71,410
                                                       2006      1.427          1.451           109,272
                                                       2005      1.375          1.427           114,766
                                                       2004      1.260          1.375           112,582
                                                       2003      0.976          1.260            47,616
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.756          2.018           240,179
                                                       2006      1.607          1.756           234,952
                                                       2005      1.406          1.607           231,090
                                                       2004      1.245          1.406           230,274
                                                       2003      0.991          1.245           173,538
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.530          1.600                --
                                                       2006      1.371          1.530                --
                                                       2005      1.159          1.371                --
                                                       2004      1.167          1.159                --
                                                       2003      0.953          1.167                --
                                                       2002      1.000          0.953                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.082          2.353           290,887
                                                       2006      1.889          2.082           305,836
                                                       2005      1.633          1.889           449,084
                                                       2004      1.336          1.633           440,395
                                                       2003      0.986          1.336           412,733
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           522,692
                                                       2004      1.220          1.347           480,020
                                                       2003      0.994          1.220           399,669
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            94,223
                                                       2006      2.202          2.765            75,587
                                                       2005      1.763          2.202            91,590
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           320,527
                                                       2006      1.608          1.914           375,537
                                                       2005      1.489          1.608           328,303
                                                       2004      1.281          1.489           310,191
                                                       2003      0.989          1.281           244,758
                                                       2002      1.000          0.989                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            77,237
                                                       2004      1.265          1.438            53,572
                                                       2003      0.976          1.265            21,906
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081                --
                                                       2005      1.066          1.058                --
                                                       2004      0.997          1.066                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.241          1.281                --
                                                       2005      1.176          1.241               213
                                                       2004      1.108          1.176                --
                                                       2003      0.994          1.108                --
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.571          1.874            50,942
                                                       2006      1.507          1.571            47,206
                                                       2005      1.369          1.507            45,287
                                                       2004      1.223          1.369            43,713
                                                       2003      0.988          1.223            33,138
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.545          1.843                --
                                                       2006      1.461          1.545                --
                                                       2005      1.337          1.461                --
                                                       2004      1.356          1.337                --
                                                       2003      0.944          1.356                --
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.456          1.561                --
                                                       2006      1.259          1.456                --
                                                       2005      1.217          1.259                --
                                                       2004      1.188          1.217             5,065
                                                       2003      0.980          1.188             5,148
                                                       2002      1.000          0.980                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.631          1.569         1,377,897

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.506          1.555           937,091

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           411,322
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.701          1.625           694,811

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           294,184
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.472          1.469           289,058

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.165          1.267                --
                                                       2006      1.104          1.165                --
                                                       2005      1.079          1.104                --
                                                       2004      1.000          1.079                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           240,038
                                                       2005      1.389          1.417           248,233
                                                       2004      1.308          1.389           248,890
                                                       2003      0.960          1.308           211,895
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.413          1.470                --
                                                       2006      1.383          1.413             8,527
                                                       2005      1.341          1.383             5,051
                                                       2004      1.361          1.341            11,791
                                                       2003      0.961          1.361             9,226
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.635          1.691                --
                                                       2006      1.502          1.635            52,525
                                                       2005      1.394          1.502            49,133
                                                       2004      1.304          1.394            48,898
                                                       2003      0.949          1.304            13,010
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.467          1.531                --
                                                       2006      1.332          1.467            38,985
                                                       2005      1.311          1.332            40,374
                                                       2004      1.234          1.311            42,439
                                                       2003      0.967          1.234            35,379
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           377,032
                                                       2005      1.369          1.385           341,133
                                                       2004      1.239          1.369           290,674
                                                       2003      1.000          1.239           167,595

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           295,597
                                                       2005      1.525          1.618           320,871
                                                       2004      1.255          1.525           349,328
                                                       2003      1.000          1.255           217,985

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.093          1.126                --
                                                       2005      1.074          1.093                --
                                                       2004      1.009          1.074                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.669          1.735            35,856
                                                       2006      1.758          1.669            45,057

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            32,936

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685            32,213

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126            25,543

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.187          1.237                --
                                                       2006      1.126          1.187                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.405          1.471            34,402
                                                       2006      1.344          1.405            34,404

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.095           147,220
                                                       2006      1.001          1.075            89,773

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054           450,430
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567            40,284
                                                       2006      1.450          1.429            41,909

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.853          3.585             9,746

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213           233,008

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.463            97,428
                                                       2006      1.259          1.387            66,418

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016           121,804
                                                       2006      1.003          1.217           144,660

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189           332,092

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.422             1,721
                                                       2006      1.317          1.360             5,955

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975           524,955
                                                       2006      1.003          1.026           286,299

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795           306,871
                                                       2006      1.562          1.521           280,513

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.146            32,616
                                                       2006      1.061          1.100            32,810

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.043           167,201
                                                       2006      0.993          1.013           161,956

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.411          1.332            26,623

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393           175,543
                                                       2006      1.352          1.367           181,146

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489           827,289
                                                       2006      1.426          1.459           863,921

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393         1,658,650
                                                       2006      1.280          1.365         1,719,060

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092           135,875
                                                       2006      0.996          1.048           138,503

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187                --
                                                       2006      1.081          1.145                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.065          1.091            11,895
                                                       2006      1.032          1.065                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.986          0.993                --
                                                       2005      0.978          0.986           110,192
                                                       2004      0.987          0.978           105,774
                                                       2003      1.000          0.987            46,731
                                                       2002      1.000          1.000                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.109          1.170                --
                                                       2005      1.070          1.109                --
                                                       2004      1.035          1.070                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           352,054
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167         1,780,306
                                                       2006      1.076          1.095         2,021,694
                                                       2005      1.071          1.076         2,231,359
                                                       2004      1.042          1.071         2,095,600
                                                       2003      1.012          1.042         2,115,078
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618                --
                                                       2006      1.374          1.496                --
                                                       2005      1.307          1.374                --
                                                       2004      1.240          1.307                --
                                                       2003      0.958          1.240                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           214,063
                                                       2005      1.427          1.569           259,913
                                                       2004      1.253          1.427           238,693
                                                       2003      0.994          1.253           219,951
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           164,389
                                                       2005      1.773          1.860           169,474
                                                       2004      1.433          1.773           164,028
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            42,170
                                                       2004      1.226          1.279            43,412
                                                       2003      0.967          1.226            30,573
                                                       2002      1.000          0.967                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.263          1.344                --
                                                       2005      1.284          1.263            33,645
                                                       2004      1.232          1.284            33,549
                                                       2003      0.996          1.232             4,148
                                                       2002      1.000          0.996                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.611          1.758                --
                                                       2005      1.462          1.611            48,000
                                                       2004      1.281          1.462            46,858
                                                       2003      0.977          1.281            28,513
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           871,998
                                                       2004      1.232          1.327           837,507
                                                       2003      0.958          1.232           783,027
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.309          1.341                --
                                                       2005      1.303          1.309            19,909
                                                       2004      1.204          1.303            26,152
                                                       2003      1.003          1.204            23,988
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.368          1.415                --
                                                       2005      1.325          1.368               964
                                                       2004      1.223          1.325               967
                                                       2003      0.978          1.223                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           102,730
                                                       2004      1.181          1.233           113,899
                                                       2003      0.967          1.181           112,890
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.007          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           157,445

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054                --
                                                       2005      1.008          1.035             7,235

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            35,013
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           281,973
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,858,321
                                                       2004      1.126          1.230         1,650,696
                                                       2003      0.986          1.126         1,307,672
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166            79,307
                                                       2004      0.993          1.118                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.00% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             1,732
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.073          1.061                --
                                                       2005      1.077          1.073            31,342
                                                       2004      1.063          1.077            29,955
                                                       2003      1.014          1.063             5,772
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303                --
                                                       2005      1.032          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.072          1.032                --
                                                       2005      1.048          1.072                --
                                                       2004      0.989          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.669          1.598            21,752
                                                       2006      1.467          1.669            42,420
                                                       2005      1.438          1.467            49,619
                                                       2004      1.249          1.438            50,022
                                                       2003      0.974          1.249            37,078
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.340          1.477                --
                                                       2006      1.280          1.340                --
                                                       2005      1.211          1.280                --
                                                       2004      1.190          1.211                --
                                                       2003      0.966          1.190                --
                                                       2002      1.000          0.966                --

           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.193          1.251                --
                                                       2005      1.152          1.193                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                --
                                                       2005      1.160          1.305           116,353
                                                       2004      1.093          1.160             1,456
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.741          1.959         1,801,100
                                                       2006      1.476          1.741         1,831,802
                                                       2005      1.320          1.476         1,656,597
                                                       2004      1.188          1.320           781,699
                                                       2003      1.000          1.188           163,988

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.557          1.714         4,035,520
                                                       2006      1.442          1.557         4,490,303
                                                       2005      1.266          1.442         4,170,128
                                                       2004      1.149          1.266         2,184,750
                                                       2003      1.000          1.149           117,074

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.451          1.493         5,106,165
                                                       2006      1.286          1.451         5,333,569
                                                       2005      1.240          1.286         4,908,904
                                                       2004      1.147          1.240         2,243,737
                                                       2003      1.000          1.147           210,838

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                --
                                                       2005      1.341          1.553                --
                                                       2004      1.145          1.341                --
                                                       2003      1.000          1.145                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.437          2.549                --
                                                       2006      1.877          2.437                --
                                                       2005      1.497          1.877                --
                                                       2004      1.223          1.497                --
                                                       2003      1.000          1.223                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.545          2.008                --
                                                       2005      1.471          1.545            70,144
                                                       2004      1.143          1.471                --
                                                       2003      1.000          1.143                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.336          1.402                --
                                                       2006      1.171          1.336                --
                                                       2005      1.145          1.171                --
                                                       2004      1.112          1.145                --
                                                       2003      1.000          1.112                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.320          1.150                --
                                                       2006      1.299          1.320                --
                                                       2005      1.253          1.299                --
                                                       2004      1.148          1.253                --
                                                       2003      1.000          1.148                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            24,687
                                                       2004      1.074          1.201            11,644
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294           122,256
                                                       2004      1.067          1.199            29,854
                                                       2003      1.049          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.606          1.846                --
                                                       2006      1.471          1.606                --
                                                       2005      1.287          1.471                --
                                                       2004      1.141          1.287                --
                                                       2003      1.000          1.141                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.446          1.512                --
                                                       2006      1.297          1.446                --
                                                       2005      1.097          1.297                --
                                                       2004      1.105          1.097                --
                                                       2003      1.000          1.105                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.863          2.105           593,780
                                                       2006      1.692          1.863           627,194
                                                       2005      1.463          1.692           529,369
                                                       2004      1.198          1.463           320,461
                                                       2003      1.000          1.198            52,180

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                --
                                                       2005      1.233          1.336           527,630
                                                       2004      1.117          1.233           259,463
                                                       2003      1.000          1.117            19,158

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.418          3.050           263,334
                                                       2006      1.927          2.418           255,907
                                                       2005      1.543          1.927           204,648
                                                       2004      1.263          1.543           100,690
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.753          1.983         1,261,881
                                                       2006      1.474          1.753         1,444,064
                                                       2005      1.365          1.474         1,197,361
                                                       2004      1.176          1.365           350,933
                                                       2003      1.000          1.176            58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.408          1.680                --
                                                       2005      1.320          1.408           211,820
                                                       2004      1.161          1.320            34,020
                                                       2003      1.000          1.161                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      0.997          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.205          1.243                --
                                                       2005      1.142          1.205                --
                                                       2004      1.077          1.142                --
                                                       2003      1.000          1.077                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.433          1.709                --
                                                       2006      1.376          1.433                --
                                                       2005      1.250          1.376                --
                                                       2004      1.117          1.250                --
                                                       2003      1.000          1.117                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.364          1.627                --
                                                       2006      1.291          1.364                --
                                                       2005      1.182          1.291                --
                                                       2004      1.199          1.182                --
                                                       2003      1.000          1.199                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.397          1.497                --
                                                       2006      1.209          1.397                --
                                                       2005      1.169          1.209                --
                                                       2004      1.142          1.169                --
                                                       2003      1.000          1.142                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                --
                                                       2005      1.320          1.345           150,337
                                                       2004      1.173          1.320            71,596
                                                       2003      1.000          1.173            31,851

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.476          1.419         1,466,444

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.411          1.457           650,529

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.406          1.445            70,037
                                                       2006      1.246          1.406            71,710
                                                       2005      1.220          1.246            54,094
                                                       2004      1.130          1.220            31,513
                                                       2003      1.000          1.130                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.512          1.444         1,533,286

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.500          1.527           176,672
                                                       2006      1.295          1.500           178,913
                                                       2005      1.240          1.295           211,338
                                                       2004      1.147          1.240            59,890
                                                       2003      1.000          1.147            35,867

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.255          1.252           708,136

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.584          1.707           306,710
                                                       2006      1.433          1.584           176,924
                                                       2005      1.395          1.433           171,490
                                                       2004      1.237          1.395           153,471
                                                       2003      1.000          1.237                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.164          1.264                --
                                                       2006      1.103          1.164                --
                                                       2005      1.078          1.103                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          1.004           197,082
                                                       2006      0.991          1.011           197,881
                                                       2005      0.989          0.991           175,898
                                                       2004      0.997          0.989           113,933
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                --
                                                       2006      1.266          1.465           333,463
                                                       2005      1.242          1.266           343,752
                                                       2004      1.170          1.242           276,133
                                                       2003      1.000          1.170            28,599

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.205          1.253                --
                                                       2006      1.180          1.205                --
                                                       2005      1.145          1.180                --
                                                       2004      1.162          1.145                --
                                                       2003      1.000          1.162                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.434          1.482                --
                                                       2006      1.318          1.434                --
                                                       2005      1.224          1.318                --
                                                       2004      1.145          1.224                --
                                                       2003      1.000          1.145                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.336          1.393                --
                                                       2006      1.213          1.336                --
                                                       2005      1.195          1.213                --
                                                       2004      1.125          1.195                --
                                                       2003      1.000          1.125                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                --
                                                       2006      1.273          1.463         1,010,675
                                                       2005      1.259          1.273           867,751
                                                       2004      1.140          1.259           527,515
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                --
                                                       2006      1.490          1.638           874,567
                                                       2005      1.405          1.490           884,793
                                                       2004      1.156          1.405           254,563
                                                       2003      1.000          1.156            56,642

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.009          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.525          1.585                --
                                                       2006      1.607          1.525                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.275          1.284                --
                                                       2006      1.214          1.275                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                --
                                                       2006      1.440          1.520           142,552

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.578          1.586           141,628

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.305            56,892
                                                       2006      1.266          1.345            28,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.776          1.726           730,659
                                                       2006      1.617          1.776           743,416

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.568          2.004            12,433
                                                       2006      1.534          1.568                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.273          1.125            56,464

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.186          1.235                --
                                                       2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.256          1.315                --
                                                       2006      1.202          1.256                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.094                --
                                                       2006      1.001          1.074                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.053         1,009,131
                                                       2006      1.015          1.069            14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.323          1.451            95,526
                                                       2006      1.344          1.323            95,808

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.288          1.406            12,707
                                                       2006      1.302          1.288            12,716

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.533          3.183                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.988          2.081            23,706

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.461           367,269
                                                       2006      1.257          1.385           434,857

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           183,159
                                                       2006      1.003          1.216           163,301

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189         1,009,227

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.447          1.489             3,035
                                                       2006      1.350          1.447             3,302

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                --
                                                       2006      1.113          1.168                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.241          1.296           311,164
                                                       2006      1.201          1.241           246,615

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.974           544,121
                                                       2006      1.003          1.026           402,340

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.314          1.550            41,528
                                                       2006      1.350          1.314            41,728

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.058          1.101                --
                                                       2006      1.021          1.058                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.049                --
                                                       2006      0.999          1.019                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.336          1.261                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.298          1.322           318,389
                                                       2006      1.285          1.298           342,858

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.339          1.365           626,371
                                                       2006      1.309          1.339           668,790

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069            15,996
                                                       2006      1.002          1.057            16,037

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074            73,045
                                                       2006      1.002          1.046            73,050

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075         1,124,177
                                                       2006      1.002          1.051           246,752

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074         1,355,072
                                                       2006      1.002          1.056           157,572

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.305          1.332         1,405,393
                                                       2006      1.225          1.305         1,736,193

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.091           306,946
                                                       2006      0.996          1.048           336,936

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139           228,841
                                                       2006      0.998          1.066           194,415

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                --
                                                       2006      1.080          1.143                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.064          1.089                --
                                                       2006      1.031          1.064                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.992          0.999                --
                                                       2005      0.984          0.992                --
                                                       2004      0.995          0.984                --
                                                       2003      1.000          0.995                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.108          1.169                --
                                                       2005      1.069          1.108                --
                                                       2004      1.034          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                --
                                                       2006      1.116          1.101         1,034,670
                                                       2005      1.116          1.116           761,159
                                                       2004      1.046          1.116           360,434
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.075          1.145         1,913,809
                                                       2006      1.057          1.075         2,118,939
                                                       2005      1.053          1.057         2,038,278
                                                       2004      1.025          1.053         1,320,238
                                                       2003      1.000          1.025           212,809

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.357          1.467                --
                                                       2006      1.247          1.357                --
                                                       2005      1.187          1.247                --
                                                       2004      1.126          1.187                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                --
                                                       2006      1.477          1.849             2,466
                                                       2005      1.344          1.477                --
                                                       2004      1.180          1.344                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                --
                                                       2006      1.603          1.842           137,272
                                                       2005      1.529          1.603           114,865
                                                       2004      1.236          1.529            42,012
                                                       2003      1.000          1.236                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                --
                                                       2005      1.186          1.264            91,615
                                                       2004      1.137          1.186             8,207
                                                       2003      1.000          1.137                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.130          1.202                --
                                                       2005      1.149          1.130                --
                                                       2004      1.103          1.149                --
                                                       2003      1.000          1.103                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.473          1.607                --
                                                       2005      1.337          1.473                --
                                                       2004      1.172          1.337                --
                                                       2003      1.000          1.172                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                --
                                                       2005      1.219          1.248           594,858
                                                       2004      1.133          1.219           356,171
                                                       2003      1.000          1.133            46,186

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.185          1.214                --
                                                       2005      1.180          1.185                --
                                                       2004      1.091          1.180                --
                                                       2003      1.000          1.091                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.281          1.325                --
                                                       2005      1.241          1.281                --
                                                       2004      1.146          1.241                --
                                                       2003      1.000          1.146                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                --
                                                       2005      1.172          1.249            15,297
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                --
                                                       2005      1.007          1.074            14,121

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                --
                                                       2005      1.000          1.043           202,439

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           142,792

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.053                --
                                                       2005      1.008          1.035            58,836

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                --
                                                       2005      1.237          1.358            63,233
                                                       2004      1.090          1.237            21,338
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                --
                                                       2005      1.265          1.278            41,707
                                                       2004      1.132          1.265                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                --
                                                       2005      1.178          1.188         1,715,890
                                                       2004      1.079          1.178         1,111,199
                                                       2003      1.000          1.079            78,205

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165           303,452
                                                       2004      0.993          1.117           122,142

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                --
                                                       2005      1.314          1.410           708,291
                                                       2004      1.159          1.314           575,019
                                                       2003      1.000          1.159               788

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                --
                                                       2005      1.227          1.274             3,586
                                                       2004      1.127          1.227                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                --
                                                       2005      1.000          1.059                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.191          1.201                --
                                                       2005      1.173          1.191           253,499
                                                       2004      1.079          1.173            65,381
                                                       2003      1.000          1.079                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.032          1.021                --
                                                       2005      1.037          1.032                --
                                                       2004      1.024          1.037                --
                                                       2003      1.000          1.024                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                --
                                                       2005      1.206          1.206           329,452
                                                       2004      1.117          1.206           126,430
                                                       2003      1.000          1.117                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.302                --
                                                       2005      1.032          1.133             1,556

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071                --
                                                       2004      0.989          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.516          1.450                --
                                                       2006      1.333          1.516                --
                                                       2005      1.307          1.333                --
                                                       2004      1.136          1.307                --
                                                       2003      1.000          1.136                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.274          1.403                --
                                                       2006      1.218          1.274                --
                                                       2005      1.152          1.218                --
                                                       2004      1.133          1.152                --
                                                       2003      1.000          1.133                --




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151               --
                                                       2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.738          1.955           83,938
                                                       2006      1.474          1.738           86,022
                                                       2005      1.319          1.474           89,838
                                                       2004      1.187          1.319           37,649
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.554          1.710          110,272
                                                       2006      1.440          1.554          160,431
                                                       2005      1.266          1.440          162,056
                                                       2004      1.149          1.266           50,046
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.449          1.490          119,046
                                                       2006      1.284          1.449          170,659
                                                       2005      1.239          1.284          171,218
                                                       2004      1.147          1.239           75,789
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.433          2.545               --
                                                       2006      1.875          2.433               --
                                                       2005      1.496          1.875               --
                                                       2004      1.223          1.496               --
                                                       2003      1.000          1.223               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.334          1.399               --
                                                       2006      1.169          1.334               --
                                                       2005      1.144          1.169               --
                                                       2004      1.112          1.144               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.318          1.148               --
                                                       2006      1.297          1.318               --
                                                       2005      1.252          1.297               --
                                                       2004      1.148          1.252               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.049          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.603          1.842               --
                                                       2006      1.469          1.603               --
                                                       2005      1.286          1.469               --
                                                       2004      1.141          1.286               --
                                                       2003      1.000          1.141               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.444          1.509               --
                                                       2006      1.295          1.444               --
                                                       2005      1.096          1.295               --
                                                       2004      1.105          1.096               --
                                                       2003      1.000          1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.860          2.101           22,313
                                                       2006      1.690          1.860           22,317
                                                       2005      1.462          1.690           22,322
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334               --
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.414          3.044            3,285
                                                       2006      1.924          2.414            3,420
                                                       2005      1.542          1.924            3,578
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.750          1.979               --
                                                       2006      1.472          1.750           12,064
                                                       2005      1.364          1.472           12,064
                                                       2004      1.175          1.364            3,451
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.078               --
                                                       2005      1.065          1.057               --
                                                       2004      0.997          1.065               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.204          1.241               --
                                                       2005      1.142          1.204               --
                                                       2004      1.077          1.142               --
                                                       2003      1.000          1.077               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.431          1.705               --
                                                       2006      1.374          1.431               --
                                                       2005      1.249          1.374               --
                                                       2004      1.117          1.249               --
                                                       2003      1.000          1.117               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.362          1.623               --
                                                       2006      1.290          1.362               --
                                                       2005      1.181          1.290               --
                                                       2004      1.199          1.181               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.395          1.494               --
                                                       2006      1.208          1.395               --
                                                       2005      1.168          1.208               --
                                                       2004      1.141          1.168               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.473          1.415            8,376

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.409          1.453            2,347

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.403          1.442               --
                                                       2006      1.245          1.403               --
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.510          1.441           46,876

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.252          1.250            6,057

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.581          1.703               --
                                                       2006      1.432          1.581               --
                                                       2005      1.394          1.432               --
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.162          1.262               --
                                                       2006      1.102          1.162               --
                                                       2005      1.078          1.102               --
                                                       2004      1.000          1.078               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           17,210
                                                       2006      0.990          1.010           17,210
                                                       2005      0.988          0.990           21,619
                                                       2004      0.997          0.988           21,622
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.203          1.251               --
                                                       2006      1.179          1.203               --
                                                       2005      1.144          1.179               --
                                                       2004      1.162          1.144               --
                                                       2003      1.000          1.162               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.431          1.480               --
                                                       2006      1.316          1.431               --
                                                       2005      1.223          1.316               --
                                                       2004      1.145          1.223               --
                                                       2003      1.000          1.145               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.334          1.391               --
                                                       2006      1.212          1.334               --
                                                       2005      1.194          1.212               --
                                                       2004      1.125          1.194               --
                                                       2003      1.000          1.125               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           94,216
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           24,865
                                                       2005      1.404          1.488           23,389
                                                       2004      1.156          1.404              514
                                                       2003      1.000          1.156               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.091          1.124               --
                                                       2005      1.073          1.091               --
                                                       2004      1.008          1.073               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.523          1.581               --
                                                       2006      1.604          1.523               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.273          1.281               --
                                                       2006      1.212          1.273               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.576          1.582               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.272          1.123               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.184          1.233               --
                                                       2006      1.124          1.184               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.254          1.312               --
                                                       2006      1.201          1.254               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093               --
                                                       2006      1.001          1.074               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.052           38,734
                                                       2006      1.015          1.068               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.529          3.176               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458               --
                                                       2006      1.256          1.384               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           24,961

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.239          1.293            3,641
                                                       2006      1.200          1.239            3,644

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974           41,741
                                                       2006      1.003          1.025           41,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.056          1.099               --
                                                       2006      1.020          1.056               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.017          1.046               --
                                                       2006      0.998          1.017               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.334          1.259               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.303          1.329           50,007
                                                       2006      1.223          1.303          115,433

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184               --
                                                       2006      1.078          1.142               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.062          1.087               --
                                                       2006      1.030          1.062               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.107          1.168               --
                                                       2005      1.069          1.107               --
                                                       2004      1.034          1.069               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           25,681
                                                       2005      1.115          1.115           27,032
                                                       2004      1.046          1.115              321
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.073          1.143           87,003
                                                       2006      1.056          1.073           86,378
                                                       2005      1.052          1.056           85,546
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.355          1.463               --
                                                       2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839               --
                                                       2005      1.528          1.601               --
                                                       2004      1.236          1.528               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.128          1.201               --
                                                       2005      1.148          1.128               --
                                                       2004      1.103          1.148               --
                                                       2003      1.000          1.103               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.471          1.604               --
                                                       2005      1.336          1.471               --
                                                       2004      1.172          1.336               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.184          1.212               --
                                                       2005      1.179          1.184               --
                                                       2004      1.091          1.179               --
                                                       2003      1.000          1.091               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.279          1.323               --
                                                       2005      1.241          1.279               --
                                                       2004      1.146          1.241               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.007          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      0.999          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.053               --
                                                       2005      1.008          1.034               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          109,722
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      0.992          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            3,647
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.031          1.020               --
                                                       2005      1.036          1.031               --
                                                       2004      1.024          1.036               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.301               --
                                                       2005      1.032          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.070          1.030               --
                                                       2005      1.047          1.070               --
                                                       2004      0.989          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.513          1.447               --
                                                       2006      1.332          1.513               --
                                                       2005      1.306          1.332               --
                                                       2004      1.136          1.306               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.271          1.400               --
                                                       2006      1.216          1.271               --
                                                       2005      1.151          1.216               --
                                                       2004      1.133          1.151               --
                                                       2003      1.000          1.133               --




         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.149                --
                                                       2006      1.000          1.076             7,862

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.260          1.321                --
                                                       2005      1.219          1.260             5,955
                                                       2004      1.178          1.219             5,958
                                                       2003      0.963          1.178             5,962
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.902          2.136           264,698
                                                       2006      1.614          1.902           243,233
                                                       2005      1.446          1.614           263,482
                                                       2004      1.303          1.446           234,185
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.734          1.905           560,251
                                                       2006      1.608          1.734           591,139
                                                       2005      1.415          1.608           608,837
                                                       2004      1.285          1.415           542,802
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.585          1.629           976,013
                                                       2006      1.406          1.585           981,249
                                                       2005      1.358          1.406         1,000,046
                                                       2004      1.258          1.358           950,041
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.722          2.846                --
                                                       2006      2.100          2.722                --
                                                       2005      1.677          2.100                --
                                                       2004      1.373          1.677                --
                                                       2003      0.982          1.373                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.376          1.442            25,626
                                                       2006      1.208          1.376            25,626
                                                       2005      1.183          1.208            25,626
                                                       2004      1.151          1.183            25,626
                                                       2003      0.971          1.151            25,626
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.439          1.252            47,700
                                                       2006      1.418          1.439            49,794
                                                       2005      1.370          1.418            51,780
                                                       2004      1.258          1.370            52,963
                                                       2003      0.976          1.258            47,826
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290             1,812
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.742          1.998            43,121
                                                       2006      1.598          1.742            44,740
                                                       2005      1.400          1.598            44,572
                                                       2004      1.243          1.400            22,535
                                                       2003      0.991          1.243            22,351
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.517          1.584                --
                                                       2006      1.363          1.517                --
                                                       2005      1.154          1.363                --
                                                       2004      1.165          1.154                --
                                                       2003      0.953          1.165                --
                                                       2002      1.000          0.953                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.065          2.330            73,601
                                                       2006      1.878          2.065            71,557
                                                       2005      1.626          1.878            71,714
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           288,138
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.745          3.458            45,795
                                                       2006      2.190          2.745            47,212
                                                       2005      1.757          2.190            44,244
                                                       2004      1.440          1.757            50,617
                                                       2003      1.000          1.440            30,640

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.899          2.144            79,486
                                                       2006      1.598          1.899            77,535
                                                       2005      1.483          1.598            65,940
                                                       2004      1.279          1.483            61,084
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            77,554
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.055          1.076                --
                                                       2005      1.064          1.055                --
                                                       2004      0.997          1.064                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.234          1.272                --
                                                       2005      1.172          1.234            14,308
                                                       2004      1.106          1.172            14,322
                                                       2003      0.994          1.106            14,338
                                                       2002      1.000          0.994                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.558          1.855            10,968
                                                       2006      1.498          1.558            10,973
                                                       2005      1.363          1.498            10,788
                                                       2004      1.220          1.363            10,794
                                                       2003      0.988          1.220            10,590
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.532          1.824                --
                                                       2006      1.453          1.532                --
                                                       2005      1.331          1.453                --
                                                       2004      1.353          1.331                --
                                                       2003      0.944          1.353                --
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.444          1.545            31,119
                                                       2006      1.252          1.444            26,415
                                                       2005      1.212          1.252            26,415
                                                       2004      1.185          1.212            26,415
                                                       2003      0.980          1.185            26,415
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.617          1.553           271,215

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.493          1.539           214,546

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.686          1.609           354,564

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.459          1.455           144,412

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.801          1.938            52,625
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.159          1.257                --
                                                       2006      1.100          1.159                --
                                                       2005      1.077          1.100                --
                                                       2004      1.000          1.077                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.006          0.998            33,007
                                                       2006      0.988          1.006            65,692
                                                       2005      0.987          0.988           105,280
                                                       2004      0.997          0.987            71,789
                                                       2003      1.000          0.997            30,870

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.402          1.457                --
                                                       2006      1.375          1.402                --
                                                       2005      1.336          1.375                --
                                                       2004      1.358          1.336                --
                                                       2003      0.961          1.358                --
                                                       2002      1.000          0.961                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.622          1.676                --
                                                       2006      1.493          1.622                --
                                                       2005      1.388          1.493                --
                                                       2004      1.301          1.388                --
                                                       2003      0.949          1.301                --
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.456          1.517                --
                                                       2006      1.324          1.456           112,384
                                                       2005      1.306          1.324           119,210
                                                       2004      1.231          1.306           122,909
                                                       2003      0.967          1.231           106,380
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           112,858
                                                       2005      1.364          1.378           126,897
                                                       2004      1.238          1.364            96,031
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767            78,050
                                                       2005      1.520          1.610            96,218
                                                       2004      1.253          1.520            56,353
                                                       2003      1.000          1.253            25,857

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.089          1.122                --
                                                       2005      1.072          1.089                --
                                                       2004      1.008          1.072                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.656          1.718                --
                                                       2006      1.746          1.656                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.398          1.406            52,600
                                                       2006      1.332          1.398            55,852

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           125,866

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.662          1.668           118,235

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.922          1.865            34,166
                                                       2006      1.752          1.922            48,650

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.613          2.059             7,981
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.269          1.120            14,166

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.181          1.228            10,055
                                                       2006      1.122          1.181                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.394          1.457            57,100
                                                       2006      1.335          1.394            49,830

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.092           191,645
                                                       2006      1.001          1.073           147,048

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           158,828
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.417          1.551            57,496
                                                       2006      1.440          1.417            60,677

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.828          3.549               724

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.094          2.191             8,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.117          1.178            76,508

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.972           111,671
                                                       2006      1.003          1.025            36,008

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.509          1.777            40,751
                                                       2006      1.552          1.509            43,270

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.091          1.134                --
                                                       2006      1.054          1.091                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.005          1.033                --
                                                       2006      0.987          1.005                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.399          1.319             6,394

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.356          1.379            97,173
                                                       2006      1.343          1.356           100,347

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.447          1.474            58,373
                                                       2006      1.417          1.447            69,711

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.088           123,985
                                                       2006      0.996          1.047           130,335

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180                --
                                                       2006      1.076          1.139                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.060          1.083                --
                                                       2006      1.028          1.060                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.980          0.987                --
                                                       2005      0.974          0.980                --
                                                       2004      0.985          0.974                --
                                                       2003      0.999          0.985                --
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.105          1.165                --
                                                       2005      1.068          1.105                --
                                                       2004      1.034          1.068                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092            81,833
                                                       2005      1.110          1.109           104,374
                                                       2004      1.042          1.110           168,773
                                                       2003      1.000          1.042            54,678

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.086          1.155           471,554
                                                       2006      1.069          1.086           561,674
                                                       2005      1.067          1.069           596,876
                                                       2004      1.040          1.067           576,706
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.484          1.602                --
                                                       2006      1.366          1.484             3,627
                                                       2005      1.302          1.366             4,172
                                                       2004      1.237          1.302             4,172
                                                       2003      0.958          1.237             9,165
                                                       2002      1.000          0.958                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            32,939
                                                       2005      1.765          1.848            31,893
                                                       2004      1.430          1.765            15,972
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            76,662
                                                       2004      1.223          1.274            74,577
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.255          1.335                --
                                                       2005      1.278          1.255            52,858
                                                       2004      1.230          1.278            54,485
                                                       2003      0.995          1.230            46,580
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.602          1.746                --
                                                       2005      1.456          1.602                --
                                                       2004      1.278          1.456                --
                                                       2003      0.977          1.278                --
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351            70,507
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.302          1.332                --
                                                       2005      1.297          1.302            59,245
                                                       2004      1.201          1.297            61,070
                                                       2003      1.003          1.201            52,061
                                                       2002      1.000          1.003                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (5/00)........  2006      1.360          1.405                --
                                                       2005      1.320          1.360                --
                                                       2004      1.220          1.320                --
                                                       2003      0.978          1.220                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.007          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      0.999          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.052                --
                                                       2005      1.007          1.034                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           141,770
                                                       2004      1.153          1.308           143,975
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            45,898
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      0.992          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            48,397
                                                       2004      1.259          1.426            47,726
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.066          1.054                --
                                                       2005      1.072          1.066                --
                                                       2004      1.061          1.072                --
                                                       2003      1.014          1.061                --
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353            90,468
                                                       2004      1.257          1.355            90,472
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.300                --
                                                       2005      1.032          1.132                --

                               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT
                                       CHARGES 2.20% (B) (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.068          1.028                --
                                                       2005      1.047          1.068                --
                                                       2004      0.989          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.656          1.582            59,052
                                                       2006      1.458          1.656            64,046
                                                       2005      1.432          1.458           258,418
                                                       2004      1.247          1.432           282,224
                                                       2003      0.974          1.247           263,122
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.329          1.462                --
                                                       2006      1.273          1.329                --
                                                       2005      1.206          1.273            61,960
                                                       2004      1.188          1.206            61,960
                                                       2003      0.966          1.188            61,960
                                                       2002      1.000          0.966                --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged All Cap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus Mid Cap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares) Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)

                                   APPENDIX A

MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AIM V.I. MID CAP                       ALGER AMERICAN   AMERICAN FUNDS
                                 CORE EQUITY    AIM V.I. UTILITIES  LEVERAGED ALLCAP  GLOBAL GROWTH
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                 (SERIES II)        (SERIES I)          (CLASS S)        (CLASS 2)
                              ----------------  ------------------  ----------------  --------------
ASSETS:
   Investments at fair value     $2,855,634         $2,730,393         $4,041,927      $24,071,615
                                 ----------         ----------         ----------      -----------
         Total Assets             2,855,634          2,730,393          4,041,927       24,071,615
                                 ----------         ----------         ----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                 427                397                588            3,588
      Administrative fees                35                 34                 50              299
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --               --
                                 ----------         ----------         ----------      -----------
         Total Liabilities              462                431                638            3,887
                                 ----------         ----------         ----------      -----------
NET ASSETS                       $2,855,172         $2,729,962         $4,041,289      $24,067,728
                                 ==========         ==========         ==========      ===========

   The accompanying notes are an integral part of these financial statements.

                              AMERICAN FUNDS  AMERICAN FUNDS                           DREYFUS
                               GROWTH-INCOME      GROWTH      CREDIT SUISSE TRUST    MIDCAP STOCK
                                SUBACCOUNT      SUBACCOUNT     GLOBAL SMALL CAP       SUBACCOUNT
                                 (CLASS 2)       (CLASS 2)        SUBACCOUNT       (SERVICE SHARES)
                              --------------  --------------  -------------------  ----------------
ASSETS:
   Investments at fair value    $44,988,255     $55,788,573         $684,699          $4,433,720
                                -----------     -----------         --------          ----------
         Total Assets            44,988,255      55,788,573          684,699           4,433,720
                                -----------     -----------         --------          ----------
LIABILITIES:
   Other payables
      Insurance charges               6,805           8,342              103                 661
      Administrative fees               558             693                9                  55
   Due to MetLife Insurance
      Company of Connecticut             --              --               --                  --
                                -----------     -----------         --------          ----------
         Total Liabilities            7,363           9,035              112                 716
                                -----------     -----------         --------          ----------
NET ASSETS                      $44,980,892     $55,779,538         $684,587          $4,433,004
                                ===========     ===========         ========          ==========

   The accompanying notes are an integral part of these financial statements.

                               DREYFUS SOCIALLY     DREYFUS VIF         DREYFUS VIF         DWS VIT
                              RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                              ------------------  ----------------  ------------------  ----------------
ASSETS:
   Investments at fair value       $279,745           $2,400,273         $7,239,029        $5,511,473
                                   --------           ----------         ----------        ----------
         Total Assets               279,745            2,400,273          7,239,029         5,511,473
                                   --------           ----------         ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  43                  357              1,096               815
      Administrative fees
   Due to MetLife Insurance               3                   30                 90                68
      Company of Connecticut             --                   --                 --                --
                                   --------           ----------         ----------        ----------
         Total Liabilities               46                  387              1,186               883
                                   --------           ----------         ----------        ----------
NET ASSETS                         $279,699           $2,399,886         $7,237,843        $5,510,590
                                   ========           ==========         ==========        ==========

                                 DWS VIT RREEF                DWSI
                              REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES
                                    SUBACCOUNT              SUBACCOUNT
                                     (CLASS B)               (CLASS B)
                              ----------------------  --------------------
ASSETS:
   Investments at fair value        $5,103,483               $3,807,476
                                    ----------               ----------
      Total Assets                   5,103,483                3,807,476
                                    ----------               ----------
LIABILITIES:
   Other payables
      Insurance charges                    764                      571
      Administrative fees
   Due to MetLife Insurance                 62                       48
      Company of Connecticut                --                       --
                                    ----------               ----------
         Total Liabilities                 826                      619
                                    ----------               ----------
NET ASSETS                          $5,102,657               $3,806,857
                                    ==========               ==========

   The accompanying notes are an integral part of these financial statements.

                                 DWSII       DWSI          DWSI             DWSI
                               BALANCED      BOND     CAPITAL GROWTH  GROWTH & INCOME
                              SUBACCOUNT  SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                               (CLASS B)   (CLASS B)    (CLASS B)        (CLASS B)
                              ----------  ----------  --------------  ---------------
ASSETS:
   Investments at fair value  $3,697,679   $526,477     $7,944,200       $6,122,033
                              ----------   --------     ----------       ----------
         Total Assets          3,697,679    526,477      7,944,200        6,122,033
                              ----------   --------     ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges              570         77          1,207              987
      Administrative fees             46          7             98               76
   Due to MetLife Insurance
      Company of Connecticut          --         --             --               --
                              ----------   --------     ----------       ----------
         Total Liabilities           616         84          1,305            1,063
                              ----------   --------     ----------       ----------
NET ASSETS                    $3,697,063   $526,393     $7,942,895       $6,120,970
                              ==========   ========     ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                  DWSI          DWSII           DWSII          DWSII             DWSII                 DWSII
                              HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP  CONSERVATIVE ALLOCATION  CORE FIXED INCOME
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT              SUBACCOUNT
                               (CLASS B)     (CLASS B)       (CLASS B)       (CLASS B)        (CLASS B)              (CLASS B)
                              -----------  -------------  ----------------  ----------  -----------------------  ------------------
ASSETS:
   Investments at fair value   $2,893,172    $5,793,025      $4,714,018     $5,881,372        $11,019,224            $6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Assets           2,893,172     5,793,025       4,714,018      5,881,372         11,019,224             6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
LIABILITIES:
   Other payables
      Insurance charges               445           912             726            885              1,652                   993
      Administrative fees              36            72              58             73                136                    83
   Due to MetLife Insurance
      Company of Connecticut           --            --              --             --                 --                    --
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Liabilities            481           984             784            958              1,788                 1,076
                               ----------    ----------      ----------     ----------        -----------            ----------
NET ASSETS                     $2,892,691    $5,792,041      $4,713,234     $5,880,414        $11,017,436            $6,717,628
                               ==========    ==========      ==========     ==========        ===========            ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII            DWSII DREMAN         DWSII DREMAN          DWSII
                              DAVIS VENTURE VALUE  HIGH RETURN EQUITY  SMALL MID CAP VALUE  GLOBAL THEMATIC
                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                   (CLASS B)            (CLASS B)           (CLASS B)          (CLASS B)
                              -------------------  ------------------  -------------------  ---------------
ASSETS:
   Investments at fair value      $10,210,680          $17,533,632          $8,142,916         $4,975,405
                                  -----------          -----------          ----------         ----------
         Total Assets              10,210,680           17,533,632           8,142,916          4,975,405
                                  -----------          -----------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,554                2,556               1,228                755
      Administrative fees                 126                  216                 101                 62
   Due to MetLife Insurance
      Company of Connecticut               --                   --                  --                 --
                                  -----------          -----------          ----------         ----------
         Total Liabilities              1,680                2,772               1,329                817
                                  -----------          -----------          ----------         ----------
NET ASSETS                        $10,209,000          $17,530,860          $8,141,587         $4,974,588
                                  ===========          ===========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII
                              GOVERNMENT & AGENCY        DWSII           DWSII
                                   SECURITIES      GROWTH ALLOCATION  HIGH INCOME
                                   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)           (CLASS B)       (CLASS B)
                              -------------------  -----------------  -----------
ASSETS:
   Investments at fair value       $1,496,424         $17,863,295      $4,937,779
                                   ----------         -----------      ----------
         Total Assets               1,496,424          17,863,295       4,937,779
                                   ----------         -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                   228               2,708             742
      Administrative fees                  18                 221              61
   Due to MetLife Insurance
      Company of Connecticut               --                 --               --
                                   ----------         -----------      ----------
         Total Liabilities                246               2,929             803
                                   ----------         -----------      ----------
NET ASSETS                         $1,496,178         $17,860,366      $4,936,976
                                   ==========         ===========      ==========

                              DWSII INTERNATIONAL    DWSII JANUS         DWSII
                                 SELECT EQUITY     GROWTH & INCOME  LARGE CAP VALUE
                                  SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)          (CLASS B)        (CLASS B)
                              -------------------  ---------------  ---------------
ASSETS:
   Investments at fair value       $6,359,240         $2,243,087       $3,178,408
                                   ----------         ----------       ----------
         Total Assets               6,359,240          2,243,087        3,178,408
                                   ----------         ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                   987                347              491
      Administrative fees                  79                 28               40
Due to MetLife Insurance
   Company of Connecticut                  --                 --               --
                                   ----------         ----------       ----------
      Total Liabilities                 1,066                375              531
                                   ----------         ----------       ----------
NET ASSETS                         $6,358,174         $2,242,712       $3,177,877
                                   ==========         ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                   DWSII              DWSII            DWSII          DWSII
                              MID CAP GROWTH  MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                 (CLASS B)         (CLASS B)         (CLASS B)       (CLASS B)
                              --------------  -------------------  ------------  ----------------
ASSETS:
   Investments at fair value    $964,295         $17,240,810        $4,766,123     $3,151,441
                                --------         -----------        ----------     ----------
         Total Assets            964,295          17,240,810         4,766,123      3,151,441
                                --------         -----------        ----------     ----------
LIABILITIES:
   Other payables
      Insurance charges              134               2,615               682            501
      Administrative fees             12                 213                59             39
   Due to MetLife Insurance
      Company of Connecticut          --                  --                --             --
                                --------         -----------        ----------     ----------
         Total Liabilities           146               2,828               741            540
                                --------         -----------        ----------     ----------
NET ASSETS                      $964,149         $17,237,982        $4,765,382     $3,150,901
                                ========         ===========        ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                              DWSII                             FIDELITY VIP                        FTVIPT FRANKLIN
                                 DWSII    TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL      FIDELITY VIP    RISING DIVIDENDS
                              TECHNOLOGY      GROWTH          CONTRAFUND        APPRECIATION         MID CAP          SECURITIES
                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                               (CLASS B)    (CLASS B)     (SERVICE CLASS 2)  (SERVICE CLASS 2)  (SERVICE CLASS 2)      (CLASS 2)
                              ----------  --------------  -----------------  -----------------  -----------------  ----------------
ASSETS:
   Investments at fair value  $1,543,034    $2,585,960       $25,971,107        $1,484,573        $30,671,393        $13,499,890
         Total Assets         ----------    ----------       -----------        ----------        -----------        -----------
                               1,543,034     2,585,960        25,971,107         1,484,573         30,671,393         13,499,890
LIABILITIES:                  ----------    ----------       -----------        ----------        -----------        -----------
   Other payables
      Insurance charges              228           406             3,868               212              4,463              1,965
      Administrative fees             19            32               322                18                381                168
   Due to MetLife Insurance
      Company of Connecticut          --            --                --                --                 --                 --
                              ----------    ----------       -----------        ----------        -----------        -----------
         Total Liabilities           247           438             4,190               230              4,844              2,133
                              ----------    ----------       -----------        ----------        -----------        -----------
NET ASSETS                    $1,542,787    $2,585,522       $25,966,917        $1,484,343        $30,666,549        $13,497,757
                              ==========    ==========       ===========        ==========        ===========        ===========


   The accompanying notes are an integral part of these financial statements.

                               FTVIPT FRANKLIN    FTVIPT TEMPLETON                          JANUS ASPEN
                                SMALL MID-CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON      GLOBAL LIFE
                              GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES      SCIENCES
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                   (CLASS 2)          (CLASS 2)           (CLASS 2)      (SERVICE SHARES)
                              -----------------  ------------------  ------------------  ----------------
ASSETS:
   Investments at fair value      $7,329,984         $17,565,342         $21,789,963         $305,965
                                  ----------         -----------         -----------         --------
         Total Assets              7,329,984          17,565,342          21,789,963          305,965
                                  ----------         -----------         -----------         --------
LIABILITIES:
   Other payables
      Insurance charges                1,032               2,551               3,201               43
      Administrative fees                 91                 216                 269                4
   Due to MetLife Insurance
      Company of Connecticut              --                  --                  --               --
                                  ----------         -----------         -----------         --------
         Total Liabilities             1,123               2,767               3,470               47
                                  ----------         -----------         -----------         --------
NET ASSETS                        $7,328,861         $17,562,575         $21,786,493         $305,918
                                  ==========         ===========         ===========         ========

   The accompanying notes are an integral part of these financial statements.

                                 JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET          LMPVET        LMPVET
                              GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH  APPRECIATION  EQUITY INDEX
                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               (SERVICE SHARES)  (SERVICE SHARES)      (CLASS I)          (CLASS II)       (CLASS I)    (CLASS II)
                              -----------------  ----------------  -----------------  -----------------  ------------  ------------
ASSETS:
   Investments at fair value      $2,856,610         $289,994          $7,205,488         $6,942,448      $1,645,885    $13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Assets              2,856,610          289,994           7,205,488          6,942,448       1,645,885     13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
LIABILITIES:
   Other payables
      Insurance charges                  427               43               1,082              1,030             242          1,929
      Administrative fees                 35                4                  90                 86              20            163
   Due to MetLife Insurance
      Company of Connecticut              --               --                  --                 --              --             --
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Liabilities               462               47               1,172              1,116             262          2,092
                                  ----------         --------          ----------         ----------      ----------    -----------
NET ASSETS                        $2,856,148         $289,947          $7,204,316         $6,941,332      $1,645,623    $13,107,668
                                  ==========         ========          ==========         ==========      ==========    ===========

   The accompanying notes are an integral part of these financial statements.

                                   LMPVET          LMPVET         LMPVET            LMPVET
                              FUNDAMENTAL VALUE   INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                  (CLASS I)       (CLASS I)      (CLASS I)         (CLASS I)
                              -----------------  ----------  ----------------  ----------------
ASSETS:
   Investments at fair value      $4,590,855     $3,080,115     $2,440,026        $4,921,726
                                  ----------     ----------     ----------        ----------
         Total Assets              4,590,855      3,080,115      2,440,026         4,921,726
                                  ----------     ----------     ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  669            458            368               736
      Administrative fees                 56             38             30                61
   Due to MetLife Insurance
      Company of Connecticut              --             --             --                --
                                  ----------     ----------     ----------        ----------
         Total Liabilities               725            496            398               797
                                  ----------     ----------     ----------        ----------
NET ASSETS                        $4,590,130     $3,079,619     $2,439,628        $4,920,929
                                  ==========     ==========     ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                      MIST
                                                      LMPVET           LMPVIT     BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                   LMPVET       CAPITAL AND INCOME   ADJUSTABLE  MID-CAP STOCK    HIGH YIELD    LARGE-CAP CORE
                              SOCIAL AWARENESS      SUBACCOUNT      RATE INCOME    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 SUBACCOUNT         (CLASS II)       SUBACCOUNT    (CLASS A)       (CLASS A)       (CLASS E)
                              ----------------  ------------------  -----------  -------------  --------------  --------------
ASSETS:
   Investments at fair value     $1,016,608         $4,785,578       $2,424,118    $5,296,486     $11,726,776     $4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Assets             1,016,608          4,785,578        2,424,118     5,296,486      11,726,776      4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                 143                679              361           764           1,579            658
      Administrative fees                12                 59               30            66             144             53
   Due to MetLife Insurance
      Company of Connecticut             --              3,867               --            --              --             --
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Liabilities              155              4,605              391           830           1,723            711
                                 ----------         ----------       ----------    ----------     -----------     ----------
NET ASSETS                       $1,016,453         $4,780,973       $2,423,727    $5,295,656     $11,725,053     $4,251,778
                                 ==========         ==========       ==========    ==========     ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                MIST DREMAN    HARRIS OAKMARK      MIST          MIST
                              SMALL-CAP VALUE  INTERNATIONAL   JANUS FORTY  LAZARD MID-CAP
                                SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                 (CLASS A)       (CLASS A)      (CLASS A)     (CLASS B)
                              ---------------  --------------  -----------  --------------
ASSETS:
   Investments at fair value      $499,083       $7,221,372    $10,612,239     $430,006
                                  --------       ----------    -----------     --------
         Total Assets              499,083        7,221,372     10,612,239      430,006
                                  --------       ----------    -----------     --------
LIABILITIES:
   Other payables
      Insurance charges                 72            1,090          1,552           62
      Administrative fees                6               89            132            5
   Due to MetLife Insurance
      Company of Connecticut            --               --             --           --
                                  --------       ----------    -----------     --------
         Total Liabilities              78            1,179          1,684           67
                                  --------       ----------    -----------     --------
NET ASSETS                        $499,005       $7,220,193    $10,610,555     $429,939
                                  ========       ==========    ===========     ========

   The accompanying notes are an integral part of these financial statements.

                                      MIST
                              LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT
                                 MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME
                                   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                   (CLASS A)           (CLASS A)         (CLASS B)
                              -------------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $4,379,421         $3,988,384        $28,512,995
                                   ----------         ----------        -----------
         Total Assets               4,379,421          3,988,384         28,512,995
                                   ----------         ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                   654                595              3,742
      Administrative fees                  54                 49                354
   Due to MetLife Insurance
      Company of Connecticut               --                 --                 --
                                   ----------         ----------        -----------
         Total Liabilities                708                644              4,096
                                   ----------         ----------        -----------
NET ASSETS                         $4,378,713         $3,987,740        $28,508,899
                                   ==========         ==========        ===========

                              MIST LORD ABBETT      MIST MET/AIM          MIST MET/AIM
                                MID-CAP VALUE   CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                 SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)           (CLASS A)             (CLASS E)
                              ----------------  --------------------  --------------------
ASSETS:
   Investments at fair value     $12,279,411         $2,899,011            $6,777,774
                                 -----------         ----------            ----------
         Total Assets             12,279,411          2,899,011             6,777,774
                                 -----------         ----------            ----------
LIABILITIES:
   Other payables
      Insurance charges                1,832                428                   973
      Administrative fees                152                 36                    84
   Due to MetLife Insurance
      Company of Connecticut              --                 --                    --
                                 -----------         ----------            ----------
         Total Liabilities             1,984                464                 1,057
                                 -----------         ----------            ----------
NET ASSETS                       $12,277,427         $2,898,547            $6,776,717
                                 ===========         ==========            ==========

   The accompanying notes are an integral part of these financial statements.

                                                     MIST            MIST
                                MIST MET/AIM     MFS EMERGING    MFS RESEARCH     MIST
                              SMALL CAP GROWTH  MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                 (CLASS A)         (CLASS A)      (CLASS B)     (CLASS A)
                              ----------------  --------------  -------------  ----------
ASSETS:
   Investments at fair value      $439,458        $6,019,504      $2,036,191   $9,217,868
                                  --------        ----------      ----------   ----------
         Total Assets              439,458         6,019,504       2,036,191    9,217,868
                                  --------        ----------      ----------   ----------
LIABILITIES:
   Other payables
      Insurance charges                 65               875             292        1,374
      Administrative fees                5                75              25          114
   Due to MetLife Insurance
      Company of Connecticut            --                --              --           --
                                  --------        ----------      ----------   ----------
         Total Liabilities              70               950             317        1,488
                                  --------        ----------      ----------   ----------
NET ASSETS                        $439,388        $6,018,554      $2,035,874   $9,216,380
                                  ========        ==========      ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                    MIST                MIST               MIST
                              NEUBERGER BERMAN       OPPENHEIMER      PIMCO INFLATION      MIST
                                REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                 (CLASS A)            (CLASS B)          (CLASS A)      (CLASS A)
                              ----------------  --------------------  ---------------  ------------
ASSETS:
   Investments at fair value     $12,979,313         $6,810,890         $11,978,775     $1,096,201
                                 -----------         ----------         -----------     ----------
         Total Assets             12,979,313          6,810,890          11,978,775      1,096,201
                                 -----------         ----------         -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                1,851                979               1,745            156
      Administrative fees                158                 84                 147             13
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --             --
                                 -----------         ----------         -----------     ----------
         Total Liabilities             2,009              1,063               1,892            169
                                 -----------         ----------         -----------     ----------
NET ASSETS                       $12,977,304         $6,809,827         $11,976,883     $1,096,032
                                 ===========         ==========         ===========     ==========

                                     MIST              MIST
                              PIONEER STRATEGIC   THIRD AVENUE
                                   INCOME        SMALL CAP VALUE
                                 SUBACCOUNT        SUBACCOUNT
                                  (CLASS A)         (CLASS B)
                              -----------------  ---------------
ASSETS:
   Investments at fair value      $9,598,429       $23,373,093
                                  ----------       -----------
         Total Assets              9,598,429        23,373,093
                                  ----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                1,400             3,402
      Administrative fees                118               290
   Due to MetLife Insurance
      Company of Connecticut              --                --
                                  ----------       -----------
         Total Liabilities             1,518             3,692
                                  ----------       -----------
NET ASSETS                        $9,596,911       $23,369,401
                                  ==========       ===========

   The accompanying notes are an integral part of these financial statements.

                                MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK       MSF
                              AGGRESSIVE GROWTH   BOND INCOME    MONEY MARKET  FI LARGE CAP
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                  (CLASS D)        (CLASS A)      (CLASS A)      (CLASS A)
                              -----------------  -------------  -------------  ------------
ASSETS:
   Investments at fair value      $5,818,822       $8,452,200    $34,542,169    $4,555,852
                                  ----------       ----------    -----------    ----------
         Total Assets              5,818,822        8,452,200     34,542,169     4,555,852
                                  ----------       ----------    -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges                  834            1,225          5,132           688
      Administrative fees                 72              104            426            57
   Due to MetLife Insurance
      Company of Connecticut              --               --             --            --
                                  ----------       ----------    -----------    ----------
         Total Liabilities               906            1,329          5,558           745
                                  ----------       ----------    -----------    ----------
NET ASSETS                        $5,817,916       $8,450,871    $34,536,611    $4,555,107
                                  ==========       ==========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       MSF METLIFE       MSF METLIFE
                                     MSF             MSF METLIFE       CONSERVATIVE    CONSERVATIVE TO
                              FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION
                                 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                  (CLASS D)           (CLASS B)         (CLASS B)         (CLASS B)
                              ----------------  ---------------------  ------------  -------------------
ASSETS:
   Investments at fair value     $11,078,851          $2,058,480        $2,799,822        $3,940,255
                                 -----------          ----------        ----------        ----------
         Total Assets             11,078,851           2,058,480         2,799,822         3,940,255
                                 -----------          ----------        ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                1,658                 337               447               582
      Administrative fees                137                  25                34                48
   Due to MetLife Insurance
      Company of Connecticut              --                  --                --                --
                                 -----------          ----------        ----------        ----------
         Total Liabilities             1,795                 362               481               630
                                 -----------          ----------        ----------        ----------
NET ASSETS                       $11,077,056          $2,058,118        $2,799,341        $3,939,625
                                 ===========          ==========        ==========        ==========

                                                        MSF METLIFE
                                  MSF METLIFE           MODERATE TO
                              MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                   SUBACCOUNT            SUBACCOUNT
                                   (CLASS B)             (CLASS B)
                              -------------------  ---------------------
ASSETS:
   Investments at fair value      $12,646,298          $6,675,290
                                  -----------          ----------
         Total Assets              12,646,298           6,675,290
                                  -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,952               1,004
      Administrative fees                 157                  82
   Due to MetLife Insurance
      Company of Connecticut               --                  --
                                  -----------          ----------
         Total Liabilities              2,109               1,086
                                  -----------          ----------
NET ASSETS                        $12,644,189          $6,674,204
                                  ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                               MSF              MSF
                                 MSF MFS       MSF MFS     OPPENHEIMER     T. ROWE PRICE
                              TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY   LARGE CAP GROWTH
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                               (CLASS B)      (CLASS F)     (CLASS B)        (CLASS B)
                              ------------  ------------  -------------  -----------------
ASSETS:
   Investments at fair value   $5,485,040    $33,331,699   $33,278,095      $2,730,610
                               ----------    -----------   -----------      ----------
         Total Assets           5,485,040     33,331,699    33,278,095       2,730,610
                               ----------    -----------   -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges               850          4,894         4,888             394
      Administrative fees              68            412           412              34
   Due to MetLife Insurance
      Company of Connecticut           --             --            --              --
                               ----------    -----------   -----------      ----------
         Total Liabilities            918          5,306         5,300             428
                               ----------    -----------   -----------      ----------
NET ASSETS                     $5,484,122    $33,326,393   $33,272,795      $2,730,182
                               ==========    ===========   ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET
                                  MANAGEMENT           PIMCO VIT            PIONEER
                               U.S. GOVERNMENT        TOTAL RETURN         BOND VCT
                                  SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)      (ADMINISTRATIVE CLASS)   (CLASS II)
                              -----------------  ----------------------  ------------
ASSETS:
   Investments at fair value      $5,929,526           $27,025,149        $9,708,191
                                  ----------           -----------        ----------
         Total Assets              5,929,526            27,025,149         9,708,191
                                  ----------           -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  767                 3,960             1,396
      Administrative fees                 73                   332               119
   Due to MetLife Insurance
      Company of Connecticut              --                    --                --
                                  ----------           -----------        ----------
         Total Liabilities               840                 4,292             1,515
                                  ----------           -----------        ----------
NET ASSETS                        $5,928,686           $27,020,857        $9,706,676
                                  ==========           ===========        ==========

                                   PIONEER      PIONEER EMERGING       PIONEER
                              CULLEN VALUE VCT     MARKETS VCT    EQUITY INCOME VCT
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                 (CLASS II)        (CLASS II)         (CLASS II)
                              ----------------  ----------------  -----------------
ASSETS:
   Investments at fair value     $8,261,796        $16,569,716       $12,466,829
                                 ----------        -----------       -----------
         Total Assets             8,261,796         16,569,716        12,466,829
                                 ----------        -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges               1,160              2,383             1,701
      Administrative fees               103                205               155
   Due to MetLife Insurance
      Company of Connecticut             --                 --                --
                                 ----------        -----------       -----------
         Total Liabilities            1,263              2,588             1,856
                                 ----------        -----------       -----------
NET ASSETS                       $8,260,533        $16,567,128       $12,464,973
                                 ==========        ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER                     PIONEER IBBOTSON
                                 PIONEER       GLOBAL          PIONEER        AGGRESSIVE
                                FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT   ALLOCATION VCT
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                               (CLASS II)     CLASS II)      (CLASS II)       (CLASS II)
                              -----------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value  $16,553,420    $5,154,571      $13,521,455      $5,526,540
                              -----------    ----------      -----------      ----------
         Total Assets          16,553,420     5,154,571       13,521,455       5,526,540
                              -----------    ----------      -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges             2,454           793            1,908             787
      Administrative fees             206            63              167              68
   Due to MetLife Insurance
      Company of Connecticut           --            --               --              --
                              -----------    ----------      -----------      ----------
         Total Liabilities          2,660           856            2,075             855
                              -----------    ----------      -----------      ----------
NET ASSETS                    $16,550,760    $5,153,715      $13,519,380      $5,525,685
                              ===========    ==========      ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                     PIONEER
                              PIONEER IBBOTSON  PIONEER IBBOTSON                       PIONEER                      OAK RIDGE
                                   GROWTH           MODERATE           PIONEER      INTERNATIONAL  PIONEER MID CAP  LARGE CAP
                               ALLOCATION VCT    ALLOCATION VCT   INDEPENDENCE VCT    VALUE VCT       VALUE VCT     GROWTH VCT
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 (CLASS II)        (CLASS II)        (CLASS II)       (CLASS II)     (CLASS II)     (CLASS II)
                              ----------------  ----------------  ----------------  -------------  ---------------  ----------
ASSETS:
   Investments at fair value    $110,661,932       $56,554,705       $2,297,936       $5,797,434     $11,423,418    $6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Assets            110,661,932        56,554,705        2,297,936        5,797,434      11,423,418     6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges               18,852             9,293              340              829           1,595           885
      Administrative fees              1,367               699               28               72             141            75
   Due to MetLife Insurance
      Company of Connecticut              --                --               --               --              --            --
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Liabilities            20,219             9,992              368              901           1,736           960
                                ------------       -----------       ----------       ----------     -----------    ----------
NET ASSETS                      $110,641,713       $56,544,713       $2,297,568       $5,796,533     $11,421,682    $6,040,592
                                ============       ===========       ==========       ==========     ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                              PIONEER REAL ESTATE  PIONEER SMALL  PIONEER STRATEGIC  VAN KAMPEN LIT
                                  SHARES VCT       CAP VALUE VCT     INCOME VCT         COMSTOCK
                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                  (CLASS II)         (CLASS II)       (CLASS II)       (CLASS II)
                              -------------------  -------------  -----------------  --------------
ASSETS:
   Investments at fair value       $7,785,868        $6,895,810      $22,425,511       $12,613,255
                                   ----------        ----------      -----------       -----------
         Total Assets               7,785,868         6,895,810       22,425,511        12,613,255
                                   ----------        ----------      -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                 1,088               979            3,202             1,865
      Administrative fees                  95                85              276               156
   Due to MetLife Insurance
      Company of Connecticut               --                --               --                --
                                   ----------        ----------      -----------       -----------
         Total Liabilities              1,183             1,064            3,478             2,021
                                   ----------        ----------      -----------       -----------
NET ASSETS                         $7,784,685        $6,894,746      $22,422,033       $12,611,234
                                   ==========        ==========      ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                   VAN KAMPEN
                                 LIT ENTERPRISE
                              SUBACCOUNT (CLASS II)
                              ---------------------
ASSETS:
   Investments at fair value         $189,891
                                     --------
         Total Assets                 189,891
                                     --------
LIABILITIES:
   Other payables
      Insurance charges                    27
      Administrative fees                   2
   Due to MetLife Insurance
      Company of Connecticut               --
                                     --------
         Total Liabilities                 29
                                     --------
NET ASSETS                           $189,862
                                     ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. MID CAP   AIM V.I.   AIM V.I. CAPITAL   ALGER AMERICAN
                                                CORE EQUITY     UTILITIES    APPRECIATION    LEVERAGED ALLCAP
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                (SERIES II)    (SERIES I)   (SERIES II) (a)      (CLASS S)
                                             ----------------  ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  1,345       $ 49,273      $       --         $     --
                                                 --------       --------      ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                   51,418         44,514          33,013           52,511
      Administrative charges                        4,233          3,801           2,823            4,498
                                                 --------       --------      ----------         --------
         Total expenses                            55,651         48,315          35,836           57,009
                                                 --------       --------      ----------         --------
            Net investment income (loss)          (54,306)           958         (35,836)         (57,009)
                                                 --------       --------      ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  40,418        127,712              --               --
      Realized gains (losses) on sale of
         investments                               50,016        181,290       1,270,367          139,677
                                                 --------       --------      ----------         --------
            Net realized gains (losses)            90,434        309,002       1,270,367          139,677
                                                 --------       --------      ----------         --------
      Change in unrealized gains (losses)
         on investments                           156,099        104,574        (860,370)         669,548
                                                 --------       --------      ----------         --------
      Net increase (decrease) in net assets
         resulting from operations               $192,227       $414,534      $  374,161         $752,216
                                                 ========       ========      ==========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                              GLOBAL GROWTH   GROWTH-INCOME      GROWTH
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $  622,675     $  705,051       $  433,751
                                               ----------     ----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                  413,178        878,208        1,035,266
      Administrative charges                       34,228         71,925           85,828
                                               ----------     ----------       ----------
         Total expenses                           447,406        950,133        1,121,094
                                               ----------     ----------       ----------
            Net investment income (loss)          175,269       (245,082)        (687,343)
                                               ----------     ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 934,214      1,569,583        3,895,771
      Realized gains (losses) on sale of
         investments                              680,919      1,016,429        1,761,503
                                               ----------     ----------       ----------
            Net realized gains (losses)         1,615,133      2,586,012        5,657,274
                                               ----------     ----------       ----------
      Change in unrealized gains (losses)
         on investments                           854,120       (842,340)         552,156
                                               ----------     ----------       ----------
      Net increase (decrease) in net assets
         resulting from operations             $2,644,522     $1,498,590       $5,522,087
                                               ==========     ==========       ==========

                                              CREDIT SUISSE                        DREYFUS MIDCAP
                                             TRUST EMERGING  CREDIT SUISSE TRUST        STOCK
                                                 MARKETS       GLOBAL SMALL CAP      SUBACCOUNT
                                             SUBACCOUNT (a)      SUBACCOUNT       (SERVICE SHARES)
                                             --------------  -------------------  ----------------
INVESTMENT INCOME:
      Dividends                               $        --         $     --           $  15,504
                                              -----------         --------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                   27,846           14,625              91,534
      Administrative charges                        2,331            1,197               7,658
                                              -----------         --------           ---------
         Total expenses                            30,177           15,822              99,192
                                              -----------         --------           ---------
            Net investment income (loss)          (30,177)         (15,822)            (83,688)
                                              -----------         --------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --               --             606,080
      Realized gains (losses) on sale of
         investments                            1,976,912           66,303              (8,117)
                                              -----------         --------           ---------
            Net realized gains (losses)         1,976,912           66,303             597,963
                                              -----------         --------           ---------
      Change in unrealized gains (losses)
         on investments                        (1,764,857)         (96,614)           (513,759)
                                              -----------         --------           ---------
      Net increase (decrease) in net assets
         resulting from operations            $   181,878         $(46,133)          $     516
                                              ===========         ========           =========

   The accompanying notes are an integral part of these financial statements.

                                              DREYFUS SOCIALLY      DREYFUS VIF       DREYFUS VIF          DWS VIT
                                             RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                              (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                                             ------------------  ----------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $   779           $ 38,516         $    61,518         $ 59,456
                                                   -------           --------         -----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     5,256             44,024             150,099           94,485
      Administrative charges                           427              3,699              12,336            7,850
                                                   -------           --------         -----------         --------
         Total expenses                              5,683             47,723             162,435          102,335
                                                   -------           --------         -----------         --------
            Net investment income (loss)            (4,904)            (9,207)           (100,917)         (42,879)
                                                   -------           --------         -----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                 --           1,075,555               --
      Realized gains (losses) on sale of
         investments                                 9,041             66,377             (73,226)         162,027
                                                   -------           --------         -----------         --------
            Net realized gains (losses)              9,041             66,377           1,002,329          162,027
                                                   -------           --------         -----------         --------
      Change in unrealized gains (losses)
         on investments                             11,045             66,542          (1,967,078)          44,325
                                                   -------           --------         -----------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $15,182           $123,712         $(1,065,666)        $163,473
                                                   =======           ========         ===========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 DWS VIT RREEF                DWSI            DWSII
                                             REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES   BALANCED
                                                   SUBACCOUNT             SUBACCOUNT       SUBACCOUNT
                                                   (CLASS B)               (CLASS B)        (CLASS B)
                                             ----------------------  --------------------  ----------
INVESTMENT INCOME:
      Dividends                                   $    52,812              $  35,463        $115,799
                                                  -----------              ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                      111,958                 65,714          72,813
      Administrative charges                            9,186                  5,337           5,843
                                                  -----------              ---------        --------
         Total expenses                               121,144                 71,051          78,656
                                                  -----------              ---------        --------
            Net investment income (loss)              (68,332)               (35,588)         37,143
                                                  -----------              ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     910,579                244,883              --
      Realized gains (losses) on sale of
         investments                                  201,550                155,433          65,476
                                                  -----------              ---------        --------
            Net realized gains (losses)             1,112,129                400,316          65,476
                                                  -----------              ---------        --------
      Change in unrealized gains (losses)
         on investments                            (2,174,650)              (143,574)         (6,068)
                                                  -----------              ---------        --------
      Net increase (decrease) in net assets
         resulting from operations                $(1,130,853)             $ 221,154        $ 96,551
                                                  ===========              =========        ========

                                                DWSI          DWSI             DWSI
                                                BOND     CAPITAL GROWTH  GROWTH & INCOME
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                              (CLASS B)     (CLASS B)       (CLASS B)

                                             ----------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                               $ 35,835     $  20,182       $  58,130
                                              --------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                 9,821       145,214         129,624
      Administrative charges                       854        11,834           9,980
                                              --------     ---------       ---------
         Total expenses                         10,675       157,048         139,604
                                              --------     ---------       ---------
            Net investment income (loss)        25,160      (136,866)        (81,474)
                                              --------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --            --          91,145
      Realized gains (losses) on sale of
         investments                           (18,577)      227,802         130,451
                                              --------     ---------       ---------
            Net realized gains (losses)        (18,577)      227,802         221,596
                                              --------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                         (7,337)      646,315        (193,561)
                                              --------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations            $   (754)    $ 737,251       $ (53,439)
                                              ========     =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                DWSI          DWSII            DWSII          DWSII
                                             HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                              (CLASS B)     (CLASS B)        (CLASS B)      (CLASS B)
                                             -----------  -------------  ----------------  ----------
INVESTMENT INCOME:
      Dividends                               $     --      $112,675         $291,880       $  41,090
                                              --------      --------         --------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                52,635       107,724           92,930         109,305
      Administrative charges                     4,236         8,472            7,537           9,063
                                              --------      --------         --------       ---------
         Total expenses                         56,871       116,196          100,467         118,368
                                              --------      --------         --------       ---------
            Net investment income (loss)       (56,871)       (3,521)         191,413         (77,278)
                                              --------      --------         --------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              170,485            --               --         678,183
      Realized gains (losses) on sale of
         investments                            62,968       176,045            7,506         109,032
                                              --------      --------         --------       ---------
            Net realized gains (losses)        233,453       176,045            7,506         787,215
                                              --------      --------         --------       ---------
      Change in unrealized gains (losses)
         on investments                        103,781       448,543          (49,877)       (592,261)
                                              --------      --------         --------       ---------
      Net increase (decrease) in net assets
           resulting from operations          $280,363      $621,067         $149,042       $ 117,676
                                              ========      ========         ========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                             DWSII CONSERVATIVE        DWSII               DWSII
                                                 ALLOCATION      CORE FIXED INCOME  DAVIS VENTURE VALUE
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)           (CLASS B)           (CLASS B)
                                             ------------------  -----------------  -------------------
INVESTMENT INCOME:
      Dividends                                  $ 227,018           $249,050             $  32,127
                                                 ---------           --------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                   207,619            117,038               186,563
      Administrative charges                        17,132              9,741                15,142
                                                 ---------           --------             ---------
         Total expenses                            224,751            126,779               201,705
                                                 ---------           --------             ---------
            Net investment income (loss)             2,267            122,271              (169,578)
                                                 ---------           --------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  306,559                 --               124,347
      Realized gains (losses) on sale of
         investments                                93,163             (1,675)              258,201
                                                 ---------           --------             ---------
            Net realized gains (losses)            399,722             (1,675)              382,548
                                                 ---------           --------             ---------
      Change in unrealized gains (losses)
         on investments                           (108,886)            (7,065)              (15,321)
                                                 ---------           --------             ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 293,103           $113,531             $ 197,649
                                                 =========           ========             =========

                                                                 DWSII DREMAN
                                                DWSII DREMAN     SMALL MID CAP       DWSII
                                             HIGH RETURN EQUITY      VALUE      GLOBAL THEMATIC
                                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                 (CLASS B)         (CLASS B)       (CLASS B)
                                             ------------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $   199,182       $    53,504      $  11,450
                                                -----------       -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                    334,160           164,026         88,046
      Administrative charges                         28,301            13,584          7,251
                                                -----------       -----------      ---------
         Total expenses                             362,461           177,610         95,297
                                                -----------       -----------      ---------
            Net investment income (loss)           (163,279)         (124,106)       (83,847)
                                                -----------       -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   157,885         1,283,824        654,590
      Realized gains (losses) on sale of
         investments                                363,967           222,419        171,518
                                                -----------       -----------      ---------
            Net realized gains (losses)             521,852         1,506,243        826,108
                                                -----------       -----------      ---------
      Change in unrealized gains (losses)
         on investments                          (1,081,781)       (1,276,884)      (595,507)
                                                -----------       -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations              $  (723,208)      $   105,253      $ 146,754
                                                ===========       ===========      =========

   The accompanying notes are an integral part of these financial statements.

                                                    DWSII
                                             GOVERNMENT & AGENCY        DWSII           DWSII     DWSII INTERNATIONAL
                                                 SECURITIES       GROWTH ALLOCATION  HIGH INCOME     SELECT EQUITY
                                                 SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)           (CLASS B)       (CLASS B)        (CLASS B)
                                             -------------------  -----------------  -----------  -------------------
INVESTMENT INCOME:
      Dividends                                    $ 75,954           $  364,592      $ 408,130         $120,555
                                                   --------           ----------      ---------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     32,482              341,589         98,619          107,422
      Administrative charges                          2,745               27,862          8,206            8,408
                                                   --------           ----------      ---------         --------
         Total expenses                              35,227              369,451        106,825          115,830
                                                   --------           ----------      ---------         --------
            Net investment income (loss)             40,727               (4,859)       301,305            4,725
                                                   --------           ----------      ---------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --              930,469             --          484,245
      Realized gains (losses) on sale of
         investments                                (21,291)             281,044        (43,617)         229,167
                                                   --------           ----------      ---------         --------
            Net realized gains (losses)             (21,291)           1,211,513        (43,617)         713,412
                                                   --------           ----------      ---------         --------
      Change in unrealized gains (losses)
         on investments                              36,490             (561,650)      (347,996)         (41,110)
                                                   --------           ----------      ---------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $ 55,926           $  645,004      $ (90,308)        $677,027
                                                   ========           ==========      =========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               DWSII JANUS         DWSII            DWSII
                                             GROWTH & INCOME  LARGE CAP VALUE  MID CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                (CLASS B)        (CLASS B)        (CLASS B)
                                             ---------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                 $   4,797        $  37,985        $      --
                                                ---------        ---------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                   43,298           54,768           15,358
      Administrative charges                        3,467            4,386            1,335
                                                ---------        ---------        ---------
         Total expenses                            46,765           59,154           16,693
                                                ---------        ---------        ---------
            Net investment income (loss)          (41,968)         (21,169)         (16,693)
                                                ---------        ---------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --          100,919               --
      Realized gains (losses) on sale of
         investments                               99,507           78,336           72,947
                                                ---------        ---------        ---------
            Net realized gains (losses)            99,507          179,255           72,947
                                                ---------        ---------        ---------
      Change in unrealized gains (losses)
         on investments                            35,667          137,069          (10,600)
                                                ---------        ---------        ---------
      Net increase (decrease) in net assets
         resulting from operations              $  93,206        $ 295,155        $  45,654
                                                =========        =========        =========

                                                    DWSII            DWSII            DWSII
                                             MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)        (CLASS B)        (CLASS B)
                                             -------------------  ------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 390,433         $ 235,473       $      --
                                                  ---------         ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                    324,843            93,444          59,944
      Administrative charges                         26,424             8,034           4,666
                                                  ---------         ---------       ---------
         Total expenses                             351,267           101,478          64,610
                                                  ---------         ---------       ---------
            Net investment income (loss)             39,166           133,995         (64,610)
                                                  ---------         ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   646,027                --              --
      Realized gains (losses) on sale of
         investments                                214,308                --         104,459
                                                  ---------         ---------       ---------
            Net realized gains (losses)             860,335                --         104,459
                                                  ---------         ---------       ---------
      Change in unrealized gains (losses)
         on investments                            (360,839)               --          61,972
                                                  ---------         ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 538,662         $ 133,995       $ 101,821
                                                  =========         =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                              DWSII                           FIDELITY VIP
                                               DWSII     TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL
                                             TECHNOLOGY      GROWTH          CONTRAFUND       APPRECIATION
                                             SUBACCOUNT    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             (CLASS B)      (CLASS B)    (SERVICE CLASS 2)  (SERVICE CLASS 2)
                                             ----------  --------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                               $     --      $     --        $   184,895         $   1,784
                                              --------      --------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                22,601        43,926            426,787            29,735
      Administrative charges                     1,816         3,447             35,656             2,563
                                              --------      --------        -----------         ---------
         Total expenses                         24,417        47,373            462,443            32,298
                                              --------      --------        -----------         ---------
            Net investment income (loss)       (24,417)      (47,373)          (277,548)          (30,514)
                                              --------      --------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --       190,548          6,319,085           169,566
      Realized gains (losses) on sale of
         investments                            37,650        61,794            393,163           107,119
                                              --------      --------        -----------         ---------
            Net realized gains (losses)         37,650       252,342          6,712,248           276,685
                                              --------      --------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                         71,963       260,457         (3,121,266)         (154,341)
                                              --------      --------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations            $ 85,196      $465,426        $ 3,313,434         $  91,830
                                              ========      ========        ===========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                FTVIPT FRANKLIN    FTVIPT FRANKLIN
                                               FIDELITY VIP     RISING DIVIDENDS    SMALL MID-CAP
                                                  MID CAP          SECURITIES     GROWTH SECURITIES
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                             (SERVICE CLASS 2)     (CLASS 2)          (CLASS 2)
                                             -----------------  ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $  147,700        $   356,462         $      --
                                                ----------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   523,783            261,250           105,188
      Administrative charges                        44,794             22,373             9,099
                                                ----------        -----------         ---------
         Total expenses                            568,577            283,623           114,287
                                                ----------        -----------         ---------
            Net investment income (loss)          (420,877)            72,839          (114,287)
                                                ----------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                2,678,617            218,633           399,100
      Realized gains (losses) on sale of
         investments                               407,638            309,869           157,122
                                                ----------        -----------         ---------
            Net realized gains (losses)          3,086,255            528,502           556,222
                                                ----------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                            973,936         (1,279,780)          (13,503)
                                                ----------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations              $3,639,314        $  (678,439)        $ 428,432
                                                ==========        ===========         =========
                                              FTVIPT TEMPLETON                         JANUS ASPEN
                                             DEVELOPING MARKETS   FTVIPT TEMPLETON     GLOBAL LIFE
                                                 SECURITIES      FOREIGN SECURITIES      SCIENCES
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                 (CLASS 2)            (CLASS 2)      (SERVICE SHARES)
                                             ------------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  340,975          $  428,228          $    --
                                                 ----------          ----------          -------
EXPENSES:
      Mortality and expense risk
         charges                                    274,050             382,492            4,353
      Administrative charges                         23,275              32,091              360
                                                 ----------          ----------          -------
         Total expenses                             297,325             414,583            4,713
                                                 ----------          ----------          -------
            Net investment income (loss)             43,650              13,645           (4,713)
                                                 ----------          ----------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,171,637             976,737               --
      Realized gains (losses) on sale of
         investments                              1,097,532             818,125           14,564
                                                 ----------          ----------          -------
            Net realized gains (losses)           2,269,169           1,794,862           14,564
                                                 ----------          ----------          -------
      Change in unrealized gains (losses)
         on investments                           1,263,051             802,529           32,755
                                                 ----------          ----------          -------
      Net increase (decrease) in net assets
         resulting from operations               $3,575,870          $2,611,036          $42,606
                                                 ==========          ==========          =======

   The accompanying notes are an integral part of these financial statements.

                                                JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET
                                             GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (SERVICE SHARES)  (SERVICE SHARES)    (CLASS I) (b)      (CLASS II) (b)
                                             -----------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $  9,073           $ 1,506          $      --          $      --
                                                  --------           -------          ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                    25,208             4,717             96,064             86,905
      Administrative charges                         2,087               394              7,961              7,277
                                                  --------           -------          ---------          ---------
         Total expenses                             27,295             5,111            104,025             94,182
                                                  --------           -------          ---------          ---------
            Net investment income (loss)           (18,222)           (3,605)          (104,025)           (94,182)
                                                  --------           -------          ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                --             41,475             39,796
      Realized gains (losses) on sale of
         investments                                19,478             9,782            (13,865)           (10,293)
                                                  --------           -------          ---------          ---------
            Net realized gains (losses)             19,478             9,782             27,610             29,503
                                                  --------           -------          ---------          ---------
      Change in unrealized gains (losses)
         on investments                            230,422            10,593           (293,058)          (287,503)
                                                  --------           -------          ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations                $231,678           $16,770          $(369,473)         $(352,182)
                                                  ========           =======          =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET        LMPVET           LMPVET
                                              APPRECIATION  EQUITY INDEX  FUNDAMENTAL VALUE
                                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                             (CLASS I) (b)   (CLASS II)     (CLASS I) (b)
                                             -------------  ------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $ 17,535      $ 211,924       $  57,471
                                                --------      ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                  20,647        240,413          57,079
      Administrative charges                       1,757         20,294           4,857
                                                --------      ---------       ---------
         Total expenses                           22,404        260,707          61,936
                                                --------      ---------       ---------
            Net investment income (loss)          (4,869)       (48,783)         (4,465)
                                                --------      ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                135,727        612,599         224,186
      Realized gains (losses) on sale of
         investments                               3,552        281,850          (3,203)
                                                --------      ---------       ---------
            Net realized gains (losses)          139,279        894,449         220,983
                                                --------      ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (89,742)      (450,289)       (471,368)
                                                --------      ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 44,668      $ 395,377       $(254,850)
                                                ========      =========       =========

                                               LMPVET         LMPVET            LMPVET
                                              INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                              (CLASS I)    (CLASS I) (b)       (CLASS I)
                                             ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                               $ 39,313       $  1,036          $     --
                                              --------       --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                57,237         31,224            90,607
      Administrative charges                     4,766          2,579             7,534
                                              --------       --------          --------
         Total expenses                         62,003         33,803            98,141
                                              --------       --------          --------
            Net investment income (loss)       (22,690)       (32,767)          (98,141)
                                              --------       --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               83,520             --           342,461
      Realized gains (losses) on sale of
         investments                            43,129          2,557            99,374
                                              --------       --------          --------
            Net realized gains (losses)        126,649          2,557           441,835
                                              --------       --------          --------
      Change in unrealized gains (losses)
         on investments                        (40,968)        11,416            42,975
                                              --------       --------          --------
      Net increase (decrease) in net assets
         resulting from operations            $ 62,991       $(18,794)         $386,669
                                              ========       ========          ========

   The accompanying notes are an integral part of these financial statements.

                                                                  LMPVPI          LMPVPI           LMPVPII
                                                  LMPVET          ALL CAP        ALL CAP      GROWTH AND INCOME
                                             SOCIAL AWARENESS   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                SUBACCOUNT     (CLASS I) (a)  (CLASS II) (a)    (CLASS I) (a)
                                             ----------------  -------------  --------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 13,570        $  13,293       $     91         $     980
                                                 --------        ---------       --------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   16,636           25,605          1,238             9,370
      Administrative charges                        1,455            2,172            111               793
                                                 --------        ---------       --------         ---------
         Total expenses                            18,091           27,777          1,349            10,163
                                                 --------        ---------       --------         ---------
            Net investment income (loss)           (4,521)         (14,484)        (1,258)           (9,183)
                                                 --------        ---------       --------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 157,381          230,450         12,520            70,393
      Realized gains (losses) on sale of
         investments                                4,474          760,038         11,533           278,292
                                                 --------        ---------       --------         ---------
            Net realized gains (losses)           161,855          990,488         24,053           348,685
                                                 --------        ---------       --------         ---------
      Change in unrealized gains (losses)
         on investments                           (74,669)        (760,158)       (11,222)         (267,009)
                                                 --------        ---------       --------         ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 82,665        $ 215,846       $ 11,573         $  72,493
                                                 ========        =========       ========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVPI             LMPVPII           LMPVPII
                                             LARGE CAP GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (CLASS I) (a)      (CLASS I) (a)      (CLASS II) (a)
                                             ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $      --        $        --        $        --
                                                 ---------        -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                    15,165             48,946             39,785
      Administrative charges                         1,246              4,051              3,346
                                                 ---------        -----------        -----------
         Total expenses                             16,411             52,997             43,131
                                                 ---------        -----------        -----------
            Net investment income (loss)           (16,411)           (52,997)           (43,131)
                                                 ---------        -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --             21,243             17,943
      Realized gains (losses) on sale of
         investments                               393,380          1,905,882          1,410,393
                                                 ---------        -----------        -----------
            Net realized gains (losses)            393,380          1,927,125          1,428,336
                                                 ---------        -----------        -----------
      Change in unrealized gains (losses)
         on investments                           (271,145)        (1,587,920)        (1,154,276)
                                                 ---------        -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations               $ 105,824        $   286,208        $   230,929
                                                 =========        ===========        ===========

                                                   LMPVET           LMPVIT        LMPVPI
                                             CAPITAL AND INCOME   ADJUSTABLE   TOTAL RETURN
                                                 SUBACCOUNT      RATE INCOME    SUBACCOUNT
                                               (CLASS II) (b)     SUBACCOUNT  (CLASS II) (a)
                                             ------------------  -----------  --------------
INVESTMENT INCOME:
      Dividends                                  $  57,286         $117,161     $  25,178
                                                 ---------         --------     ---------
EXPENSES:
      Mortality and expense risk
         charges                                    54,464           48,832        24,170
      Administrative charges                         4,760            4,041         2,121
                                                 ---------         --------     ---------
         Total expenses                             59,224           52,873        26,291
                                                 ---------         --------     ---------
            Net investment income (loss)            (1,938)          64,288        (1,113)
                                                 ---------         --------     ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  762,235               --        28,496
      Realized gains (losses) on sale of
         investments                                 3,366           (1,954)      394,209
                                                 ---------         --------     ---------
            Net realized gains (losses)            765,601           (1,954)      422,705
                                                 ---------         --------     ---------
      Change in unrealized gains (losses)
         on investments                           (770,491)         (72,946)     (299,259)
                                                 ---------         --------     ---------
      Net increase (decrease) in net assets
         resulting from operations               $  (6,828)        $(10,612)    $ 122,333
                                                 =========         ========     =========

   The accompanying notes are an integral part of these financial statements.

                                                                                   MIST
                                                LORD ABBETT      LORD ABBETT    BATTERYMARCH   MIST BLACKROCK
                                             GROWTH AND INCOME  MID-CAP VALUE  MID-CAP STOCK     HIGH YIELD
                                                SUBACCOUNT        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                               (CLASS VC)(a)    (CLASS VC)(a)    (CLASS A)       (CLASS A)
                                             -----------------  -------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $        --       $       --     $  17,393       $ 545,775
                                                -----------       ----------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                     89,218           77,616        96,681         167,735
      Administrative charges                          7,214            6,436         8,350          15,128
                                                -----------       ----------     ---------       ---------
         Total expenses                              96,432           84,052       105,031         182,863
                                                -----------       ----------     ---------       ---------
            Net investment income (loss)            (96,432)         (84,052)      (87,638)        362,912
                                                -----------       ----------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --               --       693,497              --
      Realized gains (losses) on sale of
         investments                              2,133,663        2,182,490       (20,610)         (4,093)
                                                -----------       ----------     ---------       ---------
            Net realized gains (losses)           2,133,663        2,182,490       672,887          (4,093)
                                                -----------       ----------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (1,472,754)        (801,611)     (362,707)       (523,685)
                                                -----------       ----------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $   564,477       $1,296,827     $ 222,542       $(164,866)
                                                ===========       ==========     =========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN
                                             LARGE-CAP CORE  LARGE-CAP CORE  SMALL-CAP VALUE
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS E)(b)    (CLASS A)(a)      (CLASS A)
                                             --------------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $     --        $  34,038        $     --
                                                --------        ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                  58,198           29,208           9,161
      Administrative charges                       4,695            2,362             783
                                                --------        ---------        --------
         Total expenses                           62,893           31,570           9,944
                                                --------        ---------        --------
            Net investment income (loss)         (62,893)           2,468          (9,944)
                                                --------        ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --          296,540           2,763
      Realized gains (losses) on sale of
         investments                              15,733          252,749          12,236
                                                --------        ---------        --------
            Net realized gains (losses)           15,733          549,289          14,999
                                                --------        ---------        --------
      Change in unrealized gains (losses)
         on investments                           38,779         (323,399)        (23,082)
                                                --------        ---------        --------
      Net increase (decrease) in net assets
         resulting from operations              $ (8,381)       $ 228,358        $(18,027)
                                                ========        =========        ========

                                                  MIST
                                             HARRIS OAKMARK      MIST            MIST
                                              INTERNATIONAL  JANUS FORTY   LAZARD MID-CAP
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               (CLASS A)       (CLASS A)    (CLASS B)(b)
                                             --------------  ------------  --------------
INVESTMENT INCOME:
      Dividends                                 $  71,730     $   15,083       $    --
                                                ---------     ----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                  136,748        159,348          5,637
      Administrative charges                       11,361         13,486            482
                                                ---------     ----------       --------
         Total expenses                           148,109        172,834          6,119
                                                ---------     ----------       --------
            Net investment income (loss)          (76,379)      (157,751)        (6,119)
                                                ---------     ----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 615,472      1,450,374             --
      Realized gains (losses) on sale of
         investments                               79,383         24,950         (1,201)
                                                ---------     ----------       --------
            Net realized gains (losses)           694,855      1,475,324         (1,201)
                                                ---------     ----------       --------
      Change in unrealized gains (losses)
         on investments                          (855,323)       957,135        (54,598)
                                                ---------     ----------       --------
      Net increase (decrease) in net assets
         resulting from operations              $(236,847)    $2,274,708       $(61,918)
                                                =========     ==========       ========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                             LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT
                                                MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                  (CLASS A)           (CLASS A)         (CLASS B)          (CLASS B)
                                             -------------------  ----------------  -----------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 104,641           $231,242          $ 135,508         $     2,472
                                                  ---------           --------          ---------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                     79,461             75,371            404,296             168,017
      Administrative charges                          6,587              6,212             38,255              13,957
                                                  ---------           --------          ---------         -----------
         Total expenses                              86,048             81,583            442,551             181,974
                                                  ---------           --------          ---------         -----------
            Net investment income (loss)             18,593            149,659           (307,043)           (179,502)
                                                  ---------           --------          ---------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   367,837              5,333            696,294              52,109
      Realized gains (losses) on sale of
         investments                                  9,421             49,072            142,939             (85,461)
                                                  ---------           --------          ---------         -----------
            Net realized gains (losses)             377,258             54,405            839,233             (33,352)
                                                  ---------           --------          ---------         -----------
      Change in unrealized gains (losses)
         on investments                            (213,538)            (8,594)          (502,781)         (1,251,102)
                                                  ---------           --------          ---------         -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 182,313           $195,470          $  29,409         $(1,463,956)
                                                  =========           ========          =========         ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MIST MET/AIM          MIST MET/AIM        MIST MET/AIM
                                             CAPITAL APPRECIATION  CAPITAL APPRECIATION  SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                  (CLASS A)           (CLASS E) (b)          (CLASS A)
                                             --------------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $  2,566              $     --             $    --
                                                   --------              --------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     51,509                78,651               5,904
      Administrative charges                          4,336                 6,764                 495
                                                   --------              --------             -------
         Total expenses                              55,845                85,415               6,399
                                                   --------              --------             -------
            Net investment income (loss)            (53,279)              (85,415)             (6,399)
                                                   --------              --------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     7,044                    --               2,839
      Realized gains (losses) on sale of
         investments                                (11,136)               10,334               6,043
                                                   --------              --------             -------
            Net realized gains (losses)              (4,092)               10,334               8,882
                                                   --------              --------             -------
      Change in unrealized gains (losses)
         on investments                             324,540               254,599               6,763
                                                   --------              --------             -------
      Net increase (decrease) in net assets
         resulting from operations                 $267,169              $179,518             $ 9,246
                                                   ========              ========             =======

                                                  MIST            MIST
                                              MFS EMERGING    MFS RESEARCH     MIST
                                             MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                               SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                              (CLASS A) (b)  (CLASS B) (b)   (CLASS A)
                                             --------------  -------------  ----------
INVESTMENT INCOME:
      Dividends                                $       --       $     --    $      56
                                               ----------       --------    ---------
EXPENSES:
      Mortality and expense risk
         charges                                   65,182         13,522      160,783
      Administrative charges                        5,509          1,202       13,424
                                               ----------       --------    ---------
         Total expenses                            70,691         14,724      174,207
                                               ----------       --------    ---------
            Net investment income (loss)          (70,691)       (14,724)    (174,151)
                                               ----------       --------    ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             --      167,300
      Realized gains (losses) on sale of
         investments                              108,210          2,006      105,009
                                               ----------       --------    ---------
            Net realized gains (losses)           108,210          2,006      272,309
                                               ----------       --------    ---------
      Change in unrealized gains (losses)
         on investments                         1,139,133         65,605      358,674
                                               ----------       --------    ---------
      Net increase (decrease) in net assets
         resulting from operations             $1,176,652       $ 52,887    $ 456,832
                                               ==========       ========    =========

   The accompanying notes are an integral part of these financial statements.

                                                   MIST                MIST               MIST
                                             NEUBERGER BERMAN      OPPENHEIMER       PIMCO INFLATION      MIST
                                               REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                                SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                (CLASS A)           (CLASS B)         (CLASS A) (b)     (CLASS A)
                                             ----------------  --------------------  ---------------  ------------
INVESTMENT INCOME:
      Dividends                                $   173,503           $      --          $      --       $ 12,448
                                               -----------           ---------          ---------       --------
EXPENSES:
      Mortality and expense risk
         charges                                   278,512             107,485            138,961         24,161
      Administrative charges                        23,947               9,276             11,733          2,073
                                               -----------           ---------          ---------       --------
         Total expenses                            302,459             116,761            150,694         26,234
                                               -----------           ---------          ---------       --------
            Net investment income (loss)          (128,956)           (116,761)          (150,694)       (13,786)
                                               -----------           ---------          ---------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,390,332             371,361                 --             --
      Realized gains (losses) on sale of
         investments                               296,919              61,135             24,102         59,189
                                               -----------           ---------          ---------       --------
            Net realized gains (losses)          1,687,251             432,496             24,102         59,189
                                               -----------           ---------          ---------       --------
      Change in unrealized gains (losses)
         on investments                         (4,223,659)            335,584            810,364          1,961
                                               -----------           ---------          ---------       --------
      Net increase (decrease) in net assets
         resulting from operations             $(2,665,364)          $ 651,319          $ 683,772       $ 47,364
                                               ===========           =========          =========       ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                   MIST              MIST
                                              MIST PIONEER  PIONEER STRATEGIC    THIRD AVENUE
                                             MID-CAP VALUE        INCOME       SMALL CAP VALUE
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)         (CLASS B)
                                             -------------  -----------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $  1,939        $  64,143        $   119,533
                                                --------        ---------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                   2,626          165,907            384,609
      Administrative charges                         225           13,960             32,531
                                                --------        ---------        -----------
         Total expenses                            2,851          179,867            417,140
                                                --------        ---------        -----------
            Net investment income (loss)            (912)        (115,724)          (297,607)
                                                --------        ---------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 69,071               --            785,123
      Realized gains (losses) on sale of
         investments                               1,319           23,086           (112,979)
                                                --------        ---------        -----------
            Net realized gains (losses)           70,390           23,086            672,144
                                                --------        ---------        -----------
      Change in unrealized gains (losses)
         on investments                          (22,913)         511,935         (2,462,404)
                                                --------        ---------        -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 46,565        $ 419,297        $(2,087,867)
                                                ========        =========        ===========

                                               MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK
                                             AGGRESSIVE GROWTH   BOND INCOME   MONEY MARKET
                                                 SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                                 (CLASS D)        (CLASS A)      (CLASS A)
                                             -----------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                  $      --         $266,005      $1,398,760
                                                 ---------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                    92,150          146,498         521,249
      Administrative charges                         7,966           12,407          42,462
                                                 ---------         --------      ----------
         Total expenses                            100,116          158,905         563,711
                                                 ---------         --------      ----------
            Net investment income (loss)          (100,116)         107,100         835,049
                                                 ---------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               --              --
      Realized gains (losses) on sale of
         investments                                49,747           40,283              --
                                                 ---------         --------      ----------
            Net realized gains (losses)             49,747           40,283              --
                                                 ---------         --------      ----------
      Change in unrealized gains (losses)
         on investments                            926,137          205,044              --
                                                 ---------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 875,768         $352,427      $  835,049
                                                 =========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF METLIFE
                                                 MSF             MSF              MSF METLIFE       CONSERVATIVE
                                             FI LARGE CAP  FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION
                                              SUBACCOUNT      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                              (CLASS A)       (CLASS D)            (CLASS B)         (CLASS B)
                                             ------------  ----------------  ---------------------  ------------
INVESTMENT INCOME:
      Dividends                               $   7,850       $   94,886           $  1,086           $     --
                                              ---------       ----------           --------           --------
EXPENSES:
      Mortality and expense risk
         charges                                 86,945          206,873             39,062             45,152
      Administrative charges                      7,165           17,142              2,973              3,504
                                              ---------       ----------           --------           --------
         Total expenses                          94,110          224,015             42,035             48,656
                                              ---------       ----------           --------           --------
            Net investment income (loss)        (86,260)        (129,129)           (40,949)           (48,656)
                                              ---------       ----------           --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               325,613        1,027,273              3,122              1,320
      Realized gains (losses) on sale of
         investments                              7,258           20,878             20,953             59,407
                                              ---------       ----------           --------           --------
            Net realized gains (losses)         332,871        1,048,151             24,075             60,727
                                              ---------       ----------           --------           --------
      Change in unrealized gains (losses)
         on investments                        (148,568)        (661,337)            13,243             65,380
                                              ---------       ----------           --------           --------
      Net increase (decrease) in net assets
         resulting from operations            $  98,043       $  257,685           $ (3,631)          $ 77,451
                                              =========       ==========           ========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MSF METLIFE                                MSF METLIFE
                                               CONSERVATIVE TO        MSF METLIFE           MODERATE TO
                                             MODERATE ALLOCATION  MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                                  (CLASS B)            (CLASS B)              (CLASS B)
                                             -------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends                                   $     --             $   1,046             $   2,539
                                                  --------             ---------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                    56,051               236,125               136,643
      Administrative charges                         4,659                18,827                10,996
                                                  --------             ---------             ---------
         Total expenses                             60,710               254,952               147,639
                                                  --------             ---------             ---------
            Net investment income (loss)           (60,710)             (253,906)             (145,100)
                                                  --------             ---------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    6,783                18,833                10,158
      Realized gains (losses) on sale of
         investments                                52,356               125,272               298,820
                                                  --------             ---------             ---------
            Net realized gains (losses)             59,139               144,105               308,978
                                                  --------             ---------             ---------
      Change in unrealized gains (losses)
         on investments                             47,336               349,440                30,367
                                                  --------             ---------             ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 45,765             $ 239,639             $ 194,245
                                                  ========             =========             =========

                                                                              MSF
                                               MSF MFS        MSF MFS     OPPENHEIMER
                                             TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              (CLASS B)     (CLASS F)      (CLASS B)
                                             ------------  ------------  -------------
INVESTMENT INCOME:
      Dividends                               $  84,935     $  673,358    $  317,860
                                              ---------     ----------    ----------
EXPENSES:
      Mortality and expense risk
         charges                                 86,694        613,982       622,265
      Administrative charges                      7,040         51,644        53,400
                                              ---------     ----------    ----------
         Total expenses                          93,734        665,626       675,665
                                              ---------     ----------    ----------
            Net investment income (loss)         (8,799)         7,732      (357,805)
                                              ---------     ----------    ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               145,763      1,136,117       527,032
      Realized gains (losses) on sale of
         investments                             35,524        274,520       599,413
                                              ---------     ----------    ----------
            Net realized gains (losses)         181,287      1,410,637     1,126,445
                                              ---------     ----------    ----------
      Change in unrealized gains (losses)
         on investments                        (106,545)      (670,943)      822,708
                                              ---------     ----------    ----------
      Net increase (decrease) in net assets
         resulting from operations            $  65,943     $  747,426    $1,591,348
                                              =========     ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MSF        MSF WESTERN ASSET  MSF WESTERN ASSET
                                               T. ROWE PRICE    MANAGEMENT HIGH    MANAGEMENT U.S.            PIMCO VIT
                                             LARGE CAP GROWTH      YIELD BOND         GOVERNMENT             REAL RETURN
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                                 (CLASS B)       (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS) (a)
                                             ----------------  -----------------  -----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                  $  4,920          $ 755,882           $166,660              $ 174,451
                                                 --------          ---------           --------              ---------
EXPENSES:
      Mortality and expense risk
         charges                                   45,591             40,197             94,528                 65,458
      Administrative charges                        3,941              3,577              9,026                  5,547
                                                 --------          ---------           --------              ---------
         Total expenses                            49,532             43,774            103,554                 71,005
                                                 --------          ---------           --------              ---------
            Net investment income (loss)          (44,612)           712,108             63,106                103,446
                                                 --------          ---------           --------              ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  22,694             64,810                 --                     --
      Realized gains (losses) on sale of
         investments                               27,649             (5,953)            50,596               (699,546)
                                                 --------          ---------           --------              ---------
            Net realized gains (losses)            50,343             58,857             50,596               (699,546)
                                                 --------          ---------           --------              ---------
      Change in unrealized gains (losses)
         on investments                           164,458           (497,478)            43,861                811,182
                                                 --------          ---------           --------              ---------
      Net increase (decrease) in net assets
         resulting from operations               $170,189          $ 273,487           $157,563              $ 215,082
                                                 ========          =========           ========              =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                    PIMCO VIT              PIONEER           PIONEER
                                                  TOTAL RETURN       AMERICA INCOME VCT     BOND VCT
                                                   SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)    (CLASS II) (c)    (CLASS II) (d)
                                             ----------------------  ------------------  --------------
INVESTMENT INCOME:
      Dividends                                    $1,257,131             $368,403          $ 62,589
                                                   ----------             --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                      468,166              139,286            24,197
      Administrative charges                           39,275               12,017             2,059
                                                   ----------             --------          --------
         Total expenses                               507,441              151,303            26,256
                                                   ----------             --------          --------
            Net investment income (loss)              749,690              217,100            36,333
                                                   ----------             --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --                   --                --
      Realized gains (losses) on sale of
         investments                                  (84,476)             (93,308)              656
                                                   ----------             --------          --------
            Net realized gains (losses)               (84,476)             (93,308)              656
                                                   ----------             --------          --------
      Change in unrealized gains (losses)
         on investments                             1,029,439              208,007            68,283
                                                   ----------             --------          --------
      Net increase (decrease) in net assets
         resulting from operations                 $1,694,653             $331,799          $105,272
                                                   ==========             ========          ========

                                                  PIONEER             PIONEER             PIONEER
                                             CULLEN VALUE VCT  EMERGING MARKETS VCT  EQUITY INCOME VCT
                                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                (CLASS II)          (CLASS II)           (CLASS II)
                                             ----------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 58,406           $   46,012           $ 303,198
                                                 --------           ----------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                  122,310              238,994             217,290
      Administrative charges                       10,875               20,417              19,814
                                                 --------           ----------           ---------
         Total expenses                           133,185              259,411             237,104
                                                 --------           ----------           ---------
            Net investment income (loss)          (74,779)            (213,399)             66,094
                                                 --------           ----------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --            1,370,335             413,833
      Realized gains (losses) on sale of
         investments                               61,965              609,502             265,655
                                                 --------           ----------           ---------
            Net realized gains (losses)            61,965            1,979,837             679,488
                                                 --------           ----------           ---------
      Change in unrealized gains (losses)
         on investments                           291,114            2,768,304            (959,180)
                                                 --------           ----------           ---------
      Net increase (decrease) in net assets
         resulting from operations               $278,300           $4,534,742           $(213,598)
                                                 ========           ==========           =========

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER EQUITY     PIONEER   PIONEER GLOBAL      PIONEER
                                             OPPORTUNITY VCT   FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                             (CLASS II) (c)   (CLASS II)    (CLASS II)      (CLASS II)
                                             ---------------  ----------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $  1,204      $121,356     $ 386,732        $726,895
                                                 --------      --------     ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                   10,166       203,537        89,961         245,987
      Administrative charges                          858        17,093         7,170          21,477
                                                 --------      --------     ---------        --------
         Total expenses                            11,024       220,630        97,131         267,464
                                                 --------      --------     ---------        --------
            Net investment income (loss)           (9,820)      (99,274)      289,601         459,431
                                                 --------      --------     ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  84,195            --        72,706          13,146
      Realized gains (losses) on sale of
         investments                                9,400       239,790        (3,262)        121,720
                                                 --------      --------     ---------        --------
            Net realized gains (losses)            93,595       239,790        69,444         134,866
                                                 --------      --------     ---------        --------
      Change in unrealized gains (losses)
         on investments                           (18,944)      121,440      (395,188)        (54,625)
                                                 --------      --------     ---------        --------
      Net increase (decrease) in net assets
         resulting from operations               $ 64,831      $261,956     $ (36,143)       $539,672
                                                 ========      ========     =========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER IBBOTSON  PIONEER IBBOTSON  PIONEER IBBOTSON
                                                AGGRESSIVE          GROWTH           MODERATE
                                              ALLOCATION VCT    ALLOCATION VCT    ALLOCATION VCT
                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                (CLASS II)        (CLASS II)        (CLASS II)
                                             ----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $ 66,113         $   939,850       $  491,128
                                                 --------         -----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                   90,830           1,921,363          963,328
      Administrative charges                        7,897             139,506           72,828
                                                 --------         -----------       ----------
         Total expenses                            98,727           2,060,869        1,036,156
                                                 --------         -----------       ----------
            Net investment income (loss)          (32,614)         (1,121,019)        (545,028)
                                                 --------         -----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 161,831           1,714,800          600,089
      Realized gains (losses) on sale of
         investments                               24,928             268,591          307,405
                                                 --------         -----------       ----------
            Net realized gains (losses)           186,759           1,983,391          907,494
                                                 --------         -----------       ----------
      Change in unrealized gains (losses)
         on investments                           (20,808)          1,225,391          938,264
                                                 --------         -----------       ----------
      Net increase (decrease) in net assets
         resulting from operations               $133,337         $ 2,087,763       $1,300,730
                                                 ========         ===========       ==========

                                                                  PIONEER
                                                 PIONEER       INTERNATIONAL  PIONEER MID CAP
                                             INDEPENDENCE VCT    VALUE VCT       VALUE VCT
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (CLASS II)       (CLASS II)      (CLASS II)
                                             ----------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                  $     --         $ 15,589      $   68,569
                                                 --------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                   38,898           88,008         199,462
      Administrative charges                        3,284            7,572          17,650
                                                 --------         --------      ----------
         Total expenses                            42,182           95,580         217,112
                                                 --------         --------      ----------
            Net investment income (loss)          (42,182)         (79,991)       (148,543)
                                                 --------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --           53,857       1,225,256
      Realized gains (losses) on sale of
         investments                               48,691          219,660        (155,109)
                                                 --------         --------      ----------
            Net realized gains (losses)            48,691          273,517       1,070,147
                                                 --------         --------      ----------
      Change in unrealized gains (losses)
         on investments                           109,418          293,415        (602,644)
                                                 --------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $115,927         $486,941      $  318,960
                                                 ========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER
                                              OAK RIDGE    PIONEER         PIONEER
                                              LARGE CAP  REAL ESTATE  SMALL AND MID CAP  PIONEER SMALL
                                             GROWTH VCT   SHARES VCT      GROWTH VCT     CAP VALUE VCT
                                             SUBACCOUNT   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                             (CLASS II)   (CLASS II)    (CLASS II) (c)     (CLASS II)
                                             ----------  -----------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                               $  11,860  $   265,134      $      --       $    40,137
                                              ---------  -----------      ---------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                108,393      178,709         36,597           135,595
      Administrative charges                      9,153       15,770          3,196            11,895
                                              ---------  -----------      ---------       -----------
         Total expenses                         117,546      194,479         39,793           147,490
                                              ---------  -----------      ---------       -----------
            Net investment income (loss)       (105,686)      70,655        (39,793)         (107,353)
                                              ---------  -----------      ---------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                24,157    1,000,336        599,465         1,864,038
      Realized gains (losses) on sale of
         investments                            154,962      259,981         46,841           (93,194)
                                              ---------  -----------      ---------       -----------
            Net realized gains (losses)         179,119    1,260,317        646,306         1,770,844
                                              ---------  -----------      ---------       -----------
      Change in unrealized gains (losses)
         on investments                         273,910   (3,590,805)      (250,221)       (2,363,206)
                                              ---------  -----------      ---------       -----------
      Net increase (decrease) in net assets
         resulting from operations            $ 347,343  $(2,259,833)     $ 356,292       $  (699,715)
                                              =========  ===========      =========       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER STRATEGIC                          PUTNAM VT
                                                INCOME VCT      PIONEER VALUE VCT  INTERNATIONAL EQUITY
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                (CLASS II)        (CLASS II) (c)      (CLASS IB) (a)
                                             -----------------  -----------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $1,091,148         $ 170,948            $  20,304
                                                 ----------         ---------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                    366,876            97,174                3,935
      Administrative charges                         31,742             8,039                  345
                                                 ----------         ---------            ---------
         Total expenses                             398,618           105,213                4,280
                                                 ----------         ---------            ---------
            Net investment income (loss)            692,530            65,735               16,024
                                                 ----------         ---------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   116,013           436,783               87,894
      Realized gains (losses) on sale of
         investments                                (17,038)          334,799              194,176
                                                 ----------         ---------            ---------
            Net realized gains (losses)              98,975           771,582              282,070
                                                 ----------         ---------            ---------
      Change in unrealized gains (losses)
         on investments                             104,962          (839,576)            (240,847)
                                                 ----------         ---------            ---------
      Net increase (decrease) in net assets
         resulting from operations               $  896,467         $  (2,259)           $  57,247
                                                 ==========         =========            =========

                                                PUTNAM VT     VAN KAMPEN LIT  VAN KAMPEN LIT
                                             SMALL CAP VALUE     COMSTOCK       ENTERPRISE
                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             (CLASS IB) (a)     (CLASS II)      (CLASS II)
                                             ---------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $    82,872      $   225,508       $   290
                                               -----------      -----------       -------
EXPENSES:
      Mortality and expense risk
         charges                                    83,510          256,764         3,167
      Administrative charges                         7,299           21,453           283
                                               -----------      -----------       -------
         Total expenses                             90,809          278,217         3,450
                                               -----------      -----------       -------
            Net investment income (loss)            (7,937)         (52,709)       (3,160)
                                               -----------      -----------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,657,447          313,027            --
      Realized gains (losses) on sale of
         investments                             1,067,930          256,135         2,861
                                               -----------      -----------       -------
            Net realized gains (losses)          2,725,377          569,162         2,861
                                               -----------      -----------       -------
      Change in unrealized gains (losses)
         on investments                         (1,726,958)      (1,080,467)       18,831
                                               -----------      -----------       -------
      Net increase (decrease) in net assets
         resulting from operations             $   990,482      $  (564,014)      $18,532
                                               ===========      ===========       =======

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     AIM V.I. MID CAP CORE EQUITY    AIM V.I. UTILITIES    AIM V.I. CAPITAL APPRECIATION
                                              SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                             (SERIES II)                 (SERIES I)                  (SERIES II)
                                     ----------------------------  ----------------------  -----------------------------
                                            2007        2006          2007        2006       2007 (a)         2006
                                        ----------  ----------     ----------  ----------    ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (54,306) $  (32,556)    $      958  $   38,151     $   (35,836) $ (101,416)
   Net realized gains (losses)              90,434     306,099        309,002     115,242       1,270,367      73,612
   Change in unrealized gains
      (losses) on investments              156,099     (61,501)       104,574     283,685        (860,370)    244,796
                                        ----------  ----------     ----------  ----------     ---------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   192,227     212,042        414,534     437,078         374,161     216,992
                                        ----------  ----------     ----------  ----------     ---------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 250,258     471,916         70,298      59,667         189,726   1,075,430
   Transfers from other funding
      options                              252,194     137,809        489,719     549,763          81,115     185,268
   Contract charges                           (645)       (596)          (479)       (492)            (12)     (1,856)
   Contract surrenders                    (160,033)   (111,983)      (287,281)    (50,233)       (140,279)   (353,874)
   Transfers to other funding
      options                             (435,352)   (306,337)      (386,673)   (362,468)     (6,273,892)   (256,175)
   Other receipts (payments)               (19,403)    (88,484)        (5,946)         --         (13,525)    (91,172)
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (112,981)    102,325       (120,362)    196,237      (6,156,867)    557,621
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets                      79,246     314,367        294,172     633,315      (5,782,706)    774,613
NET ASSETS:
   Beginning of period                   2,775,926   2,461,559      2,435,790   1,802,475       5,782,706   5,008,093
                                        ----------  ----------     ----------  ----------     -----------  ----------
   End of period                        $2,855,172  $2,775,926     $2,729,962  $2,435,790     $        --  $5,782,706
                                        ==========  ==========     ==========  ==========     ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     ALGER AMERICAN LEVERAGED ALLCAP  AMERICAN FUNDS GLOBAL GROWTH
                                                SUBACCOUNT                     SUBACCOUNT
                                                (CLASS S)                       (CLASS 2)
                                     -------------------------------  ----------------------------
                                             2007        2006             2007           2006
                                         ----------  -----------        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (57,009) $   (40,043)       $   175,269  $  (198,655)
   Net realized gains (losses)              139,677      151,574          1,615,133      244,925
   Change in unrealized gains
      (losses) on investments               669,548      201,553            854,120    3,002,642
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    752,216      313,084          2,644,522    3,048,912
                                         ----------  -----------        -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   87,687      477,849            847,199    1,666,900
   Transfers from other funding
      options                             1,597,258    1,684,045          3,312,367    2,763,912
   Contract charges                            (592)        (552)            (6,264)      (5,806)
   Contract surrenders                     (115,663)    (110,309)          (852,170)    (457,732)
   Transfers to other funding
      options                              (476,352)  (1,437,506)        (2,409,097)  (1,298,656)
   Other receipts (payments)                 (1,569)          --            (93,268)    (125,665)
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,090,769      613,527            798,767    2,542,953
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets                    1,842,985      926,611          3,443,289    5,591,865
NET ASSETS:
   Beginning of period                    2,198,304    1,271,693         20,624,439   15,032,574
                                         ----------  -----------        -----------  -----------
   End of period                         $4,041,289  $ 2,198,304        $24,067,728  $20,624,439
                                         ==========  ===========        ===========  ===========

                                     AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS 2)                    (CLASS 2)
                                     ----------------------------  ------------------------
                                         2007         2006             2007        2006
                                     -----------  -----------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (245,082) $  (178,851)     $  (687,343) $  (615,259)
   Net realized gains (losses)         2,586,012    1,318,982        5,657,274      911,712
   Change in unrealized gains
      (losses) on investments           (842,340)   4,268,292          552,156    3,732,534
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,498,590    5,408,423        5,522,087    4,028,987
                                     -----------  -----------      -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               691,131    2,853,550        1,077,045    3,372,148
   Transfers from other funding
      options                          1,405,373    2,243,438        2,251,994    3,014,762
   Contract charges                      (13,277)     (13,796)         (17,483)     (17,689)
   Contract surrenders                (2,207,482)  (1,197,684)      (3,137,802)  (1,438,976)
   Transfers to other funding
      options                         (3,623,052)  (1,897,729)      (4,815,602)  (3,270,390)
   Other receipts (payments)            (146,175)    (243,174)        (244,337)    (132,555)
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,893,482)   1,744,605       (4,886,185)   1,527,300
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets                (2,394,892)   7,153,028          635,902    5,556,287
NET ASSETS:
   Beginning of period                47,375,784   40,222,756       55,143,636   49,587,349
                                     -----------  -----------      -----------  -----------
   End of period                     $44,980,892  $47,375,784      $55,779,538  $55,143,636
                                     ===========  ===========      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     CREDIT SUISSE TRUST EMERGING  CREDIT SUISSE TRUST GLOBAL  DREYFUS MIDCAP STOCK
                                                MARKETS                     SMALL CAP                SUBACCOUNT
                                              SUBACCOUNT                   SUBACCOUNT            (SERVICE SHARES)
                                     ----------------------------  --------------------------  ----------------------
                                         2007 (a)      2006              2007       2006          2007        2006
                                       -----------  ----------        ---------  ---------     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (30,177) $  (61,741)       $ (15,822) $ (15,799)    $  (83,688) $  (89,666)
   Net realized gains (losses)           1,976,912     201,216           66,303     21,629        597,963     838,871
   Change in unrealized gains
      (losses) on investments           (1,764,857)    997,222          (96,614)    80,799       (513,759)   (482,232)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   181,878   1,136,697          (46,133)    86,629            516     266,973
                                       -----------  ----------        ---------  ---------     ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  12,165     431,566           60,413     21,155         69,011     152,491
   Transfers from other funding
      options                              186,099     473,203           79,553    191,638        284,864     535,827
   Contract charges                             --        (991)            (177)      (179)          (793)       (911)
   Contract surrenders                    (119,397)    (92,022)         (65,427)   (68,254)      (142,856)   (237,531)
   Transfers to other funding
      options                           (5,313,314)   (562,378)        (226,145)   (45,560)      (926,334)   (444,195)
   Other receipts (payments)               (12,215)         --               --         --        (28,441)    (22,908)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (5,246,662)    249,378         (151,783)    98,800       (744,549)    (17,227)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets                  (5,064,784)  1,386,075         (197,916)   185,429       (744,033)    249,746
NET ASSETS:
   Beginning of period                   5,064,784   3,678,709          882,503    697,074      5,177,037   4,927,291
                                       -----------  ----------        ---------  ---------     ----------  ----------
   End of period                       $        --  $5,064,784        $ 684,587  $ 882,503     $4,433,004  $5,177,037
                                       ===========  ==========        =========  =========     ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      DREYFUS SOCIALLY
                                     RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                         SUBACCOUNT             SUBACCOUNT
                                      (SERVICE SHARES)       (INITIAL SHARES)
                                     ------------------  ------------------------
                                       2007      2006        2007        2006
                                     --------  --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,904) $ (5,783)  $   (9,207) $   (8,373)
   Net realized gains (losses)          9,041     2,647       66,377      18,697
   Change in unrealized gains
      (losses) on investments          11,045    22,235       66,542     306,976
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               15,182    19,099      123,712     317,300
                                     --------  --------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             17,597    15,858       17,156      79,383
   Transfers from other funding
      options                           2,428     5,663       61,681     165,036
   Contract charges                      (148)     (121)      (1,034)     (1,125)
   Contract surrenders                (38,884)  (21,748)    (166,387)    (77,035)
   Transfers to other funding
      options                         (13,060)   (1,077)    (142,297)   (142,204)
   Other receipts (payments)               --    (4,416)     (11,758)         --
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (32,067)   (5,841)    (242,639)     24,055
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets                (16,885)   13,258     (118,927)    341,355
NET ASSETS:
   Beginning of period                296,584   283,326    2,518,813   2,177,458
                                     --------  --------   ----------  ----------
   End of period                     $279,699  $296,584   $2,399,886  $2,518,813
                                     ========  ========   ==========  ==========


                                     DREYFUS VIF DEVELOPING LEADERS  DWS VIT EQUITY 500 INDEX
                                               SUBACCOUNT                   SUBACCOUNT
                                            (INITIAL SHARES)                (CLASS 2)
                                     ------------------------------  ------------------------
                                            2007        2006             2007        2006
                                        -----------  ----------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (100,917) $ (134,380)      $  (42,879) $  (55,557)
   Net realized gains (losses)            1,002,329     695,177          162,027      20,662
   Change in unrealized gains
      (losses) on investments            (1,967,078)   (442,249)          44,325     623,215
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (1,065,666)    118,548          163,473     588,320
                                        -----------  ----------       ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   86,279     437,726            3,345      27,389
   Transfers from other funding
      options                               522,548     640,662        1,175,621     112,781
   Contract charges                          (2,791)     (2,957)            (587)       (656)
   Contract surrenders                     (271,477)   (298,693)         (41,997)    (81,838)
   Transfers to other funding
      options                              (592,305)   (528,175)        (871,172)   (135,734)
   Other receipts (payments)                (19,208)    (22,428)         (10,681)    (26,033)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (276,954)    226,135          254,529    (104,091)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets                   (1,342,620)    344,683          418,002     484,229
NET ASSETS:
   Beginning of period                    8,580,463   8,235,780        5,092,588   4,608,359
                                        -----------  ----------       ----------  ----------
   End of period                        $ 7,237,843  $8,580,463       $5,510,590  $5,092,588
                                        ===========  ==========       ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                          DWS VIT RREEF
                                      REAL ESTATE SECURITIES  DWSI GLOBAL OPPORTUNITIES      DWSII BALANCED
                                            SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  -------------------------  ----------------------
                                         2007        2006          2007        2006         2007        2006
                                     -----------  ----------    ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (68,332) $ (111,255)   $  (35,588) $  (33,699)  $   37,143  $    6,768
   Net realized gains (losses)         1,112,129     249,341       400,316     122,779       65,476      65,242
   Change in unrealized gains
      (losses) on investments         (2,174,650)  1,545,005      (143,574)    466,588       (6,068)    234,008
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (1,130,853)  1,683,091       221,154     555,668       96,551     306,018
                                     -----------  ----------    ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               131,303     222,348        49,013     100,800       23,115     103,256
   Transfers from other funding
      options                            879,316     382,507       663,650     337,936       64,391     218,433
   Contract charges                         (996)     (1,067)         (606)       (656)        (802)       (852)
   Contract surrenders                  (226,584)   (146,142)     (102,144)   (132,508)    (191,713)   (246,646)
   Transfers to other funding
      options                         (1,003,030)   (608,388)     (386,945)   (334,672)    (296,373)   (749,500)
   Other receipts (payments)             (18,685)    (12,192)      (11,968)    (28,574)     (48,538)    (50,787)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (238,676)   (162,934)      211,000     (57,674)    (449,920)   (726,096)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                (1,369,529)  1,520,157       432,154     497,994     (353,369)   (420,078)
NET ASSETS:
   Beginning of period                 6,472,186   4,952,029     3,374,703   2,876,709    4,050,432   4,470,510
                                     -----------  ----------    ----------  ----------   ----------  ----------
   End of period                     $ 5,102,657  $6,472,186    $3,806,857  $3,374,703   $3,697,063  $4,050,432
                                     ===========  ==========    ==========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          DWSI BOND          DWSI CAPITAL GROWTH     DWSI GROWTH & INCOME      DWSI HEALTH CARE
                                          SUBACCOUNT             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                          (CLASS B)               (CLASS B)               (CLASS B)                (CLASS B)
                                     -------------------  ------------------------  ----------------------  ----------------------
                                        2007      2006        2007         2006        2007        2006        2007        2006
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  25,160  $  2,305  $  (136,866) $   (87,489) $  (81,474) $  (65,550) $  (56,871) $  (53,548)
   Net realized gains (losses)         (18,577)      186      227,802      113,520     221,596     149,319     233,453      54,936
   Change in unrealized gains
      (losses) on investments           (7,337)    1,268      646,315      190,167    (193,561)    385,850     103,781     100,207
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (754)    3,759      737,251      216,198     (53,439)    469,619     280,363     101,595
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               1,590    10,600      115,175       60,795      26,179     144,718      72,070      76,302
   Transfers from other funding
      options                          841,196   111,506      892,287    4,715,576     212,877   2,909,906     252,378     184,219
   Contract charges                       (117)      (43)      (1,750)      (1,000)     (1,406)     (1,164)       (507)       (570)
   Contract surrenders                  (1,535)     (487)    (268,602)    (236,348)   (223,637)   (207,196)   (172,194)   (135,987)
   Transfers to other funding
      options                         (481,178)   (9,618)  (1,516,593)  (1,054,981)   (731,768)   (833,642)   (187,517)   (226,845)
   Other receipts (payments)                --        --      (33,934)     (19,318)    (51,623)     (1,898)     (5,358)     (1,905)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    359,956   111,958     (813,417)   3,464,724    (769,378)  2,010,724     (41,128)   (104,786)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 359,202   115,717      (76,166)   3,680,922    (822,817)  2,480,343     239,235      (3,191)
NET ASSETS:
   Beginning of period                 167,191    51,474    8,019,061    4,338,139   6,943,787   4,463,444   2,653,456   2,656,647
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
   End of period                     $ 526,393  $167,191  $ 7,942,895  $ 8,019,061  $6,120,970  $6,943,787  $2,892,691  $2,653,456
                                     =========  ========  ===========  ===========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII INTERNATIONAL    DWSII STRATEGIC INCOME       DWSII BLUE CHIP
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)               (CLASS B)                 (CLASS B)
                                    ----------------------  -----------------------  ------------------------
                                       2007        2006         2007        2006         2007         2006
                                    ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   (3,521) $  (12,611) $   191,413  $  103,134  $   (77,278) $   (85,098)
   Net realized gains (losses)         176,045     177,533        7,506      46,099      787,215      580,480
   Change in unrealized gains
      (losses) on investments          448,543     483,467      (49,877)    156,271     (592,261)     227,321
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               621,067     648,389      149,042     305,504      117,676      722,703
                                    ----------  ----------  -----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              74,042      46,169       49,324     161,445      252,399      282,571
   Transfers from other funding
      options                          484,452   2,771,594      909,634   1,006,227    1,976,491    2,065,536
   Contract charges                     (1,089)       (611)        (861)       (918)      (1,339)      (1,489)
   Contract surrenders                (141,779)    (95,007)    (131,166)    (76,213)    (189,422)    (197,040)
   Transfers to other funding
      options                         (599,728)   (738,845)  (1,247,581)   (934,986)  (2,103,228)  (2,341,528)
   Other receipts (payments)           (17,943)    (30,813)     (19,815)    (73,527)     (22,123)     (38,649)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (202,045)  1,952,487     (440,465)     82,028      (87,222)    (230,599)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 419,022   2,600,876     (291,423)    387,532       30,454      492,104
NET ASSETS:
   Beginning of period               5,373,019   2,772,143    5,004,657   4,617,125    5,849,960    5,357,856
                                    ----------  ----------  -----------  ----------  -----------  -----------
   End of period                    $5,792,041  $5,373,019  $ 4,713,234  $5,004,657  $ 5,880,414  $ 5,849,960
                                    ==========  ==========  ===========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                     DWSII CONSERVATIVE ALLOCATION  DWSII CORE FIXED INCOME
                                               SUBACCOUNT                 SUBACCOUNT
                                               (CLASS B)                   (CLASS B)
                                     -----------------------------  -----------------------
                                          2007           2006          2007         2006
                                     --------------  -------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $     2,267   $   (81,911)   $  122,271  $   83,220
   Net realized gains (losses)             399,722       102,579        (1,675)    (20,041)
   Change in unrealized gains
      (losses) on investments             (108,886)      594,876        (7,065)     52,161
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   293,103       615,544       113,531     115,340
                                       -----------   -----------    ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 221,319       311,420        15,845      88,854
   Transfers from other funding
      options                              453,417     4,471,601       785,188     549,449
   Contract charges                         (2,906)       (2,187)         (981)     (1,168)
   Contract surrenders                    (352,730)     (229,036)     (287,961)   (342,241)
   Transfers to other funding
      options                             (725,040)     (633,025)     (118,628)   (650,079)
   Other receipts (payments)               (98,191)     (231,256)      (32,834)    (15,361)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (504,131)    3,687,517       360,629    (370,546)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets                    (211,028)    4,303,061       474,160    (255,206)
NET ASSETS:
   Beginning of period                  11,228,464     6,925,403     6,243,468   6,498,674
                                       -----------   -----------    ----------  ----------
   End of period                       $11,017,436   $11,228,464    $6,717,628  $6,243,468
                                       ===========   ===========    ==========  ==========

                                                                      DWSII DREMAN
                                     DWSII DAVIS VENTURE VALUE    HIGH RETURN EQUITY
                                             SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                 (CLASS B)
                                     -------------------------  ------------------------
                                         2007         2006          2007         2006
                                     ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (169,578) $ (159,272)  $  (163,279) $  (102,278)
   Net realized gains (losses)            382,548     172,203       521,852      879,283
   Change in unrealized gains
      (losses) on investments             (15,321)  1,038,820    (1,081,781)   1,501,496
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  197,649   1,051,751      (723,208)   2,278,501
                                      -----------  ----------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                170,877     865,305       382,098      994,796
   Transfers from other funding
      options                           1,249,503     781,176     1,093,502    5,619,090
   Contract charges                        (1,537)     (1,604)       (3,845)      (3,199)
   Contract surrenders                   (195,798)   (342,323)     (669,374)    (491,942)
   Transfers to other funding
      options                            (914,024)   (861,411)   (1,639,374)    (809,419)
   Other receipts (payments)              (20,576)    (35,413)      (74,441)      (7,739)
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       288,445     405,730      (911,434)   5,301,587
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets                    486,094   1,457,481    (1,634,642)   7,580,088
NET ASSETS:
   Beginning of period                  9,722,906   8,265,425    19,165,502   11,585,414
                                      -----------  ----------   -----------  -----------
   End of period                      $10,209,000  $9,722,906   $17,530,860  $19,165,502
                                      ===========  ==========   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                          DWSII DREMAN                                         DWSII
                                      SMALL MID CAP VALUE      DWSII GLOBAL THEMATIC  GOVERNMENT & AGENCY SECURITIES
                                            SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                           (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  ----------------------  ------------------------------
                                         2007       2006         2007        2006            2007       2006
                                     -----------  ----------  ----------  ----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (124,106) $ (137,196) $  (83,847) $  (66,983)     $    40,727  $   19,098
   Net realized gains (losses)         1,506,243     817,446     826,108     361,385          (21,291)     (7,930)
   Change in unrealized gains
      (losses) on investments         (1,276,884)  1,024,068    (595,507)    591,591           36,490      18,107
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 105,253   1,704,318     146,754     885,993           55,926      29,275
                                     -----------  ----------  ----------  ----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               211,339     728,868      86,217     107,837              890       1,171
   Transfers from other funding
      options                            483,942     536,892   1,087,936   1,076,736        3,024,759     363,226
   Contract charges                       (1,485)     (1,534)       (784)       (712)            (268)       (334)
   Contract surrenders                  (325,963)   (328,276)   (299,569)   (108,662)         (73,387)    (53,153)
   Transfers to other funding
      options                         (1,569,969)   (817,226)   (499,690)   (445,596)      (3,051,238)   (217,987)
   Other receipts (payments)             (24,710)    (29,530)    (19,347)     (2,688)         (41,964)    (21,792)
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,226,846)     89,194     354,763     626,915         (141,208)     71,131
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets                (1,121,593)  1,793,512     501,517   1,512,908          (85,282)    100,406
NET ASSETS:
   Beginning of period                 9,263,180   7,469,668   4,473,071   2,960,163        1,581,460   1,481,054
                                     -----------  ----------  ----------  ----------      -----------  ----------
   End of period                     $ 8,141,587  $9,263,180  $4,974,588  $4,473,071      $ 1,496,178  $1,581,460
                                     ===========   ========== ==========  ==========      ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                            SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)              (CLASS B)
                                     -----------------------  ------------------------
                                        2007         2006        2007         2006
                                     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (4,859) $  (214,207) $   301,305  $  277,384
   Net realized gains (losses)         1,211,513      401,021      (43,617)      2,658
   Change in unrealized gains
      (losses) on investments           (561,650)   1,655,329     (347,996)    142,710
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 645,004    1,842,143      (90,308)    422,752
                                     -----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                55,138      495,806       24,466      87,013
   Transfers from other funding
      options                            205,296    1,523,186      854,261     722,951
   Contract charges                       (3,784)      (3,840)      (1,168)     (1,180)
   Contract surrenders                  (756,299)    (417,581)    (197,233)   (224,835)
   Transfers to other funding
      options                         (1,086,012)  (2,005,558)  (1,304,632)   (787,673)
   Other receipts (payments)             (56,189)     (43,691)     (19,899)    (44,621)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,641,850)    (451,678)    (644,205)   (248,345)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                  (996,846)   1,390,465     (734,513)    174,407
NET ASSETS:
   Beginning of period                18,857,212   17,466,747    5,671,489   5,497,082
                                     -----------  -----------  -----------  ----------
   End of period                     $17,860,366  $18,857,212  $ 4,936,976  $5,671,489
                                     ===========  ===========   ==========  ==========

                                     DWSII INTERNATIONAL SELECT EQUITY  DWSII JANUS GROWTH & INCOME
                                                 SUBACCOUNT                     SUBACCOUNT
                                                 (CLASS B)                      (CLASS B)
                                     ---------------------------------  ---------------------------
                                           2007         2006                2007        2006
                                           ----------  ----------         ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $    4,725  $  (21,578)        $  (41,968) $   (44,214)
   Net realized gains (losses)                713,412     164,722             99,507       76,911
   Change in unrealized gains
      (losses) on investments                 (41,110)    789,456             35,667      102,626
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      677,027     932,600             93,206      135,323
                                           ----------  ----------         ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    158,546     316,584             26,379      242,957
   Transfers from other funding
      options                               1,524,879     424,403            124,995      198,633
   Contract charges                              (846)       (843)              (393)        (429)
   Contract surrenders                       (218,109)   (192,475)          (103,554)    (151,025)
   Transfers to other funding
      options                                (803,936)   (548,701)          (343,000)    (269,745)
   Other receipts (payments)                       --      (8,367)           (12,571)     (11,797)
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           660,534      (9,399)          (308,144)       8,594
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets                      1,337,561     923,201           (214,938)     143,917
NET ASSETS:
   Beginning of period                      5,020,613   4,097,412          2,457,650    2,313,733
                                           ----------  ----------         ----------  -----------
   End of period                           $6,358,174  $5,020,613         $2,242,712  $ 2,457,650
                                           ==========  ==========         ==========  ===========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII LARGE CAP VALUE  DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION
                                           SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)              (CLASS B)               (CLASS B)
                                     ----------------------  --------------------  -------------------------
                                        2007        2006        2007       2006        2007          2006
                                     ----------  ----------  ---------  ---------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (21,169) $  (22,954) $ (16,693) $ (15,707) $    39,166   $  (189,091)
   Net realized gains (losses)          179,255      28,146     72,947     26,112      860,335       256,123
   Change in unrealized gains
      (losses) on investments           137,069     322,079    (10,600)    55,324     (360,839)    1,325,633
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations                295,155     327,271     45,654     65,729      538,662     1,392,665
                                     ----------  ----------  ---------  ---------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                6,924      23,870     38,322    106,666      249,220       981,414
   Transfers from other funding
      options                           415,355     102,040    306,532    163,058      592,633     1,273,602
   Contract charges                        (563)       (608)      (203)      (176)      (3,753)       (3,675)
   Contract surrenders                  (92,588)   (118,046)   (31,354)    (5,150)    (598,758)     (501,079)
   Transfers to other funding
      options                          (297,871)   (108,859)  (282,829)  (147,157)    (502,059)   (1,081,913)
   Other receipts (payments)            (24,512)         --         --         --     (479,639)     (245,987)
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       6,745    (101,603)    30,468    117,241     (742,356)      422,362
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets                  301,900     225,668     76,122    182,970     (203,694)    1,815,027
NET ASSETS:
   Beginning of period                2,875,977   2,650,309    888,027    705,057   17,441,676    15,626,649
                                     ----------  ----------  ---------  ---------  -----------   -----------
   End of period                     $3,177,877  $2,875,977  $ 964,149  $ 888,027  $17,237,982   $17,441,676
                                     ==========  ==========  =========  =========  ===========   ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        DWSII MONEY MARKET     DWSII SMALL CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)
                                     ------------------------  ----------------------
                                         2007         2006        2007         2006
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   133,995  $    89,664  $  (64,610) $  (61,628)
   Net realized gains (losses)                --           --     104,459      38,440
   Change in unrealized gains
      (losses) on investments                 --           --      61,972     100,656
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 133,995       89,664     101,821      77,468
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               328,695      410,693      52,832     278,354
   Transfers from other funding
      options                          9,396,879    6,923,741     543,978     292,218
   Contract charges                         (818)        (553)       (623)       (593)
   Contract surrenders                (1,667,639)    (556,025)    (86,258)   (115,485)
   Transfers to other funding
      options                         (8,336,607)  (4,912,150)   (485,589)   (174,585)
   Other receipts (payments)              (8,996)          --     (18,483)     (2,316)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (288,486)   1,865,706       5,857     277,593
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                  (154,491)   1,955,370     107,678     355,061
NET ASSETS:
   Beginning of period                 4,919,873    2,964,503   3,043,223   2,688,162
                                     -----------  -----------  ----------  ----------
   End of period                     $ 4,765,382  $ 4,919,873  $3,150,901  $3,043,223
                                     ===========  ===========  ==========  ==========

                                        DWSII TECHNOLOGY     DWSII TURNER MID CAP GROWTH
                                           SUBACCOUNT                 SUBACCOUNT
                                            (CLASS B)                 (CLASS B)
                                     ----------------------  ---------------------------
                                        2007        2006        2007             2006
                                     ----------  ----------  ----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (24,417) $  (25,551) $  (47,373)      $  (43,932)
   Net realized gains (losses)           37,650       7,045     252,342          197,886
   Change in unrealized gains
      (losses) on investments            71,963     (12,584)    260,457          (64,557)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 85,196     (31,090)    465,426           89,397
                                     ----------  ----------  ----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               84,458      31,999      40,631           54,542
   Transfers from other funding
      options                           542,361     128,349     347,614          175,552
   Contract charges                        (317)       (409)       (436)            (432)
   Contract surrenders                  (50,185)    (56,542)    (61,014)         (55,413)
   Transfers to other funding
      options                          (307,597)   (198,669)   (313,610)        (202,054)
   Other receipts (payments)             (3,440)    (44,297)     (7,060)              --
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     265,280    (139,569)      6,125          (27,805)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets                  350,476    (170,659)    471,551           61,592
NET ASSETS:
   Beginning of period                1,192,311   1,362,970   2,113,971        2,052,379
                                     ----------  ----------  ----------       ----------
   End of period                     $1,542,787  $1,192,311  $2,585,522       $2,113,971
                                     ==========  ==========  ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       FIDELITY VIP
                                     FIDELITY VIP CONTRAFUND   DYNAMIC CAPITAL APPRECIATION    FIDELITY VIP MID CAP
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                        (SERVICE CLASS 2)            (SERVICE CLASS 2)           (SERVICE CLASS 2)
                                     ------------------------  ----------------------------  ------------------------
                                         2007        2006         2007              2006         2007        2006
                                     -----------  -----------  ----------        ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (277,548) $  (192,375) $  (30,514)       $  (23,164) $  (420,877) $  (461,646)
   Net realized gains (losses)         6,712,248    1,931,773     276,685           108,408    3,086,255    3,233,381
   Change in unrealized gains
      (losses) on investments         (3,121,266)      71,894    (154,341)           66,890      973,936     (258,591)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,313,434    1,811,292      91,830           152,134    3,639,314    2,513,144
                                     -----------  -----------  ----------        ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               310,331    2,032,476       3,180            14,349      592,186    1,679,991
   Transfers from other funding
      options                          2,707,685    2,068,079     234,616           257,160    2,171,755    2,599,742
   Contract charges                       (6,988)      (6,634)       (218)             (184)      (8,956)      (8,895)
   Contract surrenders                  (653,671)    (345,152)    (51,594)          (11,709)    (737,574)    (547,710)
   Transfers to other funding
      options                         (1,832,363)  (1,133,494)   (326,395)         (296,086)  (2,964,944)  (1,869,951)
   Other receipts (payments)             (67,569)     (13,242)         --                --      (17,838)    (114,979)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      457,425    2,602,033    (140,411)          (36,470)    (965,371)   1,738,198
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 3,770,859    4,413,325     (48,581)          115,664    2,673,943    4,251,342
NET ASSETS:
   Beginning of period                22,196,058   17,782,733   1,532,924         1,417,260   27,992,606   23,741,264
                                     -----------  -----------  ----------        ----------  -----------  -----------
   End of period                     $25,966,917  $22,196,058  $1,484,343        $1,532,924  $30,666,549  $27,992,606
                                     ===========  ===========  ==========        ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           FTVIPT FRANKLIN                FTVIPT FRANKLIN
                                     RISING DIVIDENDS SECURITIES  SMALL MID-CAP GROWTH SECURITIES
                                             SUBACCOUNT                     SUBACCOUNT
                                              (CLASS 2)                      (CLASS 2)
                                     ---------------------------  -------------------------------
                                         2007            2006        2007                 2006
                                     -----------     -----------  ----------           ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    72,839     $  (108,097) $ (114,287)          $  (88,042)
   Net realized gains (losses)           528,502         208,846     556,222              103,802
   Change in unrealized gains
      (losses) on investments         (1,279,780)      1,660,377     (13,503)             285,461
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from operations                (678,439)      1,761,126     428,432              301,221
                                     -----------     -----------  ----------           ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,163,280       2,022,600     527,309              978,769
   Transfers from other funding
      options                          1,541,454       1,263,572   2,290,289              516,711
   Contract charges                       (3,973)         (3,467)     (2,181)              (1,862)
   Contract surrenders                  (908,661)       (695,092)   (290,955)            (377,784)
   Transfers to other funding
      options                         (2,053,077)       (757,178)   (664,058)            (221,516)
   Other receipts (payments)            (102,326)       (205,445)    (69,625)            (251,313)
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (363,303)      1,624,990   1,790,779              643,005
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets                (1,041,742)      3,386,116   2,219,211              944,226
NET ASSETS:
   Beginning of period                14,539,499      11,153,383   5,109,650            4,165,424
                                     -----------     -----------  ----------           ----------
   End of period                     $13,497,757     $14,539,499  $7,328,861           $5,109,650
                                     ===========     ===========  ==========           ==========

                                            FTVIPT TEMPLETON                   FTVIPT
                                     DEVELOPING MARKETS SECURITIES  TEMPLETON FOREIGN SECURITIES
                                              SUBACCOUNT                     SUBACCOUNT
                                               (CLASS 2)                     (CLASS 2)
                                     -----------------------------  ----------------------------
                                         2007              2006         2007             2006
                                     -----------       -----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    43,650       $  (108,038) $    13,645      $  (126,452)
   Net realized gains (losses)         2,269,169           371,607    1,794,862          228,189
   Change in unrealized gains
      (losses) on investments          1,263,051         2,437,538      802,529        2,882,934
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,575,870         2,701,107    2,611,036        2,984,671
                                     -----------       -----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,641           939,500    1,429,652        1,853,819
   Transfers from other funding
      options                          3,059,905         2,651,594    2,598,997        2,256,695
   Contract charges                       (3,634)           (3,231)      (5,432)          (4,816)
   Contract surrenders                  (507,018)         (111,436)    (789,319)        (489,647)
   Transfers to other funding
      options                         (3,310,951)       (2,179,631)  (3,611,403)      (1,773,034)
   Other receipts (payments)             (64,028)          (31,814)    (181,480)        (166,748)
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (383,085)        1,264,982     (558,985)       1,676,269
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets                 3,192,785         3,966,089    2,052,051        4,660,940
NET ASSETS:
   Beginning of period                14,369,790        10,403,701   19,734,442       15,073,502
                                     -----------       -----------  -----------      -----------
   End of period                     $17,562,575       $14,369,790  $21,786,493      $19,734,442
                                     ===========       ===========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL   JANUS ASPEN GLOBAL       JANUS ASPEN
                                        LIFE SCIENCES         TECHNOLOGY        WORLDWIDE GROWTH
                                         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      (SERVICE SHARES)     (SERVICE SHARES)     (SERVICE SHARES)
                                     ------------------  --------------------  ------------------
                                       2007      2006       2007       2006      2007      2006
                                     --------  --------  ----------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,713) $ (4,846) $  (18,222) $(17,695) $ (3,605) $   (686)
   Net realized gains (losses)         14,564     5,662      19,478    13,782     9,782     1,761
   Change in unrealized gains
      (losses) on investments          32,755     9,450     230,422    50,725    10,593    33,524
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               42,606    10,266     231,678    46,812    16,770    34,599
                                     --------  --------  ----------  --------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                523       366       9,733   112,490    45,403       567
   Transfers from other funding
      options                          73,829     2,452   1,711,332   185,486    15,576     4,205
   Contract charges                       (79)     (119)       (326)     (341)      (49)      (56)
   Contract surrenders                (23,019)   (4,246)    (25,888)   (9,889)  (35,099)   (5,976)
   Transfers to other funding
      options                         (25,539)   (1,423)    (69,566)  (91,786)   (3,359)   (1,573)
   Other receipts (payments)               --        --          --   (10,012)       --        --
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    25,715    (2,970)  1,625,285   185,948    22,472    (2,833)
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets                 68,321     7,296   1,856,963   232,760    39,242    31,766
NET ASSETS:
   Beginning of period                237,597   230,301     999,185   766,425   250,705   218,939
                                     --------  --------  ----------  --------  --------  --------
   End of period                     $305,918  $237,597  $2,856,148  $999,185  $289,947  $250,705
                                     ========  ========  ==========  ========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH  LMPVET AGGRESSIVE GROWTH
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                (CLASS II)
                                     ------------------------  ------------------------
                                           2007 (b)     2006         2007 (b)  2006
                                         -----------  -------      ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (104,025)  $--         $  (94,182)  $--
   Net realized gains (losses)                27,610    --             29,503    --
   Change in unrealized gains
      (losses) on investments               (293,058)   --           (287,503)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                    (369,473)   --           (352,182)   --
                                         -----------   ---         ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   164,743    --            456,837    --
   Transfers from other funding
      options                              8,687,153    --          7,481,772    --
   Contract charges                           (2,233)   --             (2,232)   --
   Contract surrenders                      (193,847)   --           (176,646)   --
   Transfers to other funding
      options                             (1,076,515)   --           (447,656)   --
   Other receipts (payments)                  (5,512)   --            (18,561)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions        7,573,789    --          7,293,514    --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets                     7,204,316    --          6,941,332    --
NET ASSETS:
   Beginning of period                            --    --                 --    --
                                         -----------   ---         ----------   ---
   End of period                         $ 7,204,316   $--         $6,941,332   $--
                                         ===========   ===         ==========   ===

                                     LMPVET APPRECIATION     LMPVET EQUITY INDEX
                                         SUBACCOUNT              SUBACCOUNT
                                          (CLASS I)              (CLASS II)
                                     -------------------  ------------------------
                                         2007 (b)  2006       2007        2006
                                       ----------  ----   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (4,869)  $--   $   (48,783) $   (75,050)
   Net realized gains (losses)            139,279    --       894,449      338,399
   Change in unrealized gains
      (losses) on investments             (89,742)   --      (450,289)   1,293,047
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   44,668    --       395,377    1,556,396
                                       ----------   ---   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  2,322    --       289,062      769,934
   Transfers from other funding
      options                           1,760,798    --       484,729      684,964
   Contract charges                          (414)   --        (4,857)      (5,339)
   Contract surrenders                    (14,402)   --      (390,577)    (274,607)
   Transfers to other funding
      options                            (135,282)   --    (1,056,406)  (1,127,877)
   Other receipts (payments)              (12,067)   --       (31,531)    (104,436)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,600,955    --      (709,580)     (57,361)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets                  1,645,623    --      (314,203)   1,499,035
NET ASSETS:
   Beginning of period                         --    --    13,421,871   11,922,836
                                       ----------   ---   -----------  -----------
   End of period                       $1,645,623   $--   $13,107,668  $13,421,871
                                       ==========   ===   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET FUNDAMENTAL VALUE     LMPVET INVESTORS     LMPVET LARGE CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                            (CLASS I)                 (CLASS I)               (CLASS I)
                                     ------------------------  ----------------------  -----------------------
                                           2007 (b)  2006         2007        2006         2007 (b)   2006
                                         ----------  ----      ----------  ----------     ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $   (4,465) $ --      $  (22,690) $   (8,150)    $  (32,767) $ --
   Net realized gains (losses)              220,983    --         126,649     113,805          2,557    --
   Change in unrealized gains
      (losses) on investments              (471,368)   --         (40,968)    322,155         11,416    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from operations                   (254,850)   --          62,991     427,810        (18,794)   --
                                         ----------  ----      ----------  ----------     ----------  ----
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   79,684    --          35,796     237,656         12,532    --
   Transfers from other funding
      options                             4,976,878    --          45,398     134,550      2,666,149    --
   Contract charges                          (1,288)   --            (916)       (921)          (985)   --
   Contract surrenders                     (123,772)   --         (66,142)    (54,063)       (48,331)   --
   Transfers to other funding
      options                               (69,400)   --         (89,608)   (203,055)      (170,943)   --
   Other receipts (payments)                (17,122)   --              --          --             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from contract transactions       4,844,980    --         (75,472)    114,167      2,458,422    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets                    4,590,130    --         (12,481)    541,977      2,439,628    --
NET ASSETS:
   Beginning of period                           --    --       3,092,100   2,550,123             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
   End of period                         $4,590,130  $ --      $3,079,619  $3,092,100     $2,439,628  $ --
                                         ==========  ====      ==========  ==========     ==========  ====

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET SMALL CAP GROWTH                               LMPVPI ALL CAP          LMPVPI ALL CAP
                                            SUBACCOUNT        LMPVET SOCIAL AWARENESS        SUBACCOUNT              SUBACCOUNT
                                             (CLASS I)                SUBACCOUNT             (CLASS I)               (CLASS II)
                                     -----------------------  -----------------------  -----------------------  -------------------
                                        2007         2006         2007        2006       2007 (a)      2006      2007 (a)    2006
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (98,141) $  (95,035)  $    (4,521) $ (11,381)  $   (14,484) $  (22,406) $  (1,258) $    317
   Net realized gains (losses)          441,835     307,334       161,855      2,776       990,488     199,926     24,053     7,676
   Change in unrealized gains
      (losses) on investments            42,975     251,001       (74,669)    56,600      (760,158)    449,181    (11,222)    9,801
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                386,669     463,300        82,665     47,995       215,846     626,701     11,573    17,794
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               80,158     243,120         1,876     57,870        11,997     146,402     20,948   183,253
   Transfers from other funding
      options                           135,820     527,588        17,118     61,974        20,317      80,010        109     2,208
   Contract charges                      (1,701)     (1,740)         (458)      (435)           (4)     (1,225)        --       (18)
   Contract surrenders                 (245,060)   (154,261)       (3,546)    (4,931)      (25,835)    (90,196)      (914)   (1,142)
   Transfers to other funding
      options                          (315,930)   (607,551)       (7,057)   (15,852)   (4,692,179)   (144,839)  (257,046)     (256)
   Other receipts (payments)            (44,926)    (36,982)           --         --       (74,586)         --         --        --
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (391,639)    (29,826)        7,933     98,626    (4,760,290)     (9,848)  (236,903)  184,045
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets                   (4,970)    433,474        90,598    146,621    (4,544,444)    616,853   (225,330)  201,839
NET ASSETS:
   Beginning of period                4,925,899   4,492,425       925,855    779,234     4,544,444   3,927,591    225,330    23,491
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
   End of period                     $4,920,929  $4,925,899   $ 1,016,453  $ 925,855   $        --  $4,544,444  $      --  $225,330
                                     ==========  ==========   ===========  =========   ===========  ==========  =========  ========

   The accompanying notes are an integral part of these financial statements.

                                      LMPVPII GROWTH AND INCOME    LMPVPI LARGE CAP GROWTH   LMPVPII AGGRESSIVE GROWTH
                                             SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             (CLASS I)                   (CLASS I)                    (CLASS I)
                                     --------------------------  --------------------------  --------------------------
                                       2007 (a)        2006         2007 (a)        2006       2007 (a)        2006
                                     ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (9,183)  $  (23,196)   $   (16,411)   $  (49,824)  $   (52,997)  $ (163,818)
   Net realized gains (losses)           348,685       21,591        393,380        29,137     1,927,125      143,032
   Change in unrealized gains
      (losses) on investments           (267,009)     156,564       (271,145)       81,311    (1,587,920)     716,481
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  72,493      154,959        105,824        60,624       286,208      695,695
                                     -----------   ----------    -----------    ----------   -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                21,393       29,453         36,032       133,332        69,005      773,934
   Transfers from other funding
      options                              3,948       67,774         14,217       149,840       187,437      339,982
   Contract charges                           (5)        (436)            --        (1,019)           (7)      (2,690)
   Contract surrenders                    (9,348)     (39,034)       (41,194)      (31,012)      (73,333)    (194,003)
   Transfers to other funding
      options                         (1,758,647)     (26,288)    (2,691,716)     (354,249)   (8,839,010)    (737,160)
   Other receipts (payments)                  --       (6,526)       (33,971)           --       (91,762)     (66,802)
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,742,659)      24,943     (2,716,632)     (103,108)   (8,747,670)     113,261
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets                (1,670,166)     179,902     (2,610,808)      (42,484)   (8,461,462)     808,956
NET ASSETS:
   Beginning of period                 1,670,166    1,490,264      2,610,808     2,653,292     8,461,462    7,652,506
                                     -----------   ----------    -----------    ----------   -----------   ----------
   End of period                     $        --   $1,670,166    $        --    $2,610,808   $        --   $8,461,462
                                     ===========   ==========    ===========    ==========   ===========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPII AGGRESSIVE GROWTH    LMPVET CAPITAL AND INCOME
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS II)                 (CLASS II)
                                     --------------------------  --------------------------
                                       2007 (a)        2006        2007 (b)        2006
                                     ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (43,131)   $ (120,910)   $   (1,938)       $--
   Net realized gains (losses)         1,428,336       118,217       765,601         --
   Change in unrealized gains
      (losses) on investments         (1,154,276)      503,219      (770,491)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from operations                 230,929       500,526        (6,828)        --
                                     -----------    ----------    ----------        ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               187,589     1,785,627       254,815         --
   Transfers from other funding
      options                            246,145       427,438     4,884,900         --
   Contract charges                          (17)       (1,954)       (1,383)        --
   Contract surrenders                  (153,377)     (277,122)     (101,451)        --
   Transfers to other funding
      options                         (7,603,394)     (502,030)     (222,524)        --
   Other receipts (payments)             (39,460)      (12,664)      (26,556)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (7,362,514)    1,419,295     4,787,801         --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets                (7,131,585)    1,919,821     4,780,973         --
NET ASSETS:
   Beginning of period                 7,131,585     5,211,764            --         --
                                     -----------    ----------    ----------        ---
   End of period                     $        --    $7,131,585    $4,780,973        $--
                                     ===========    ==========    ==========        ===

                                                                       LMPVPI TOTAL RETURN
                                     LMPVIT ADJUSTABLE RATE INCOME         SUBACCOUNT
                                              SUBACCOUNT                   (CLASS II)
                                     -----------------------------  -------------------------
                                          2007           2006         2007 (a)       2006
                                     ------------  ---------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   64,288      $   70,619    $    (1,113)  $   13,187
   Net realized gains (losses)            (1,954)          3,332        422,705      108,496
   Change in unrealized gains
      (losses) on investments            (72,946)         (8,331)      (299,259)     253,320
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (10,612)         65,620        122,333      375,003
                                      ----------      ----------    -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,416         121,892        187,846    1,347,454
   Transfers from other funding
      options                            112,197         868,401        100,687      258,080
   Contract charges                         (668)           (777)            (4)      (1,163)
   Contract surrenders                  (127,793)        (76,086)      (132,480)    (102,544)
   Transfers to other funding
      options                           (476,238)       (893,533)    (4,547,209)     (90,927)
   Other receipts (payments)             (15,802)       (561,193)       (25,986)     (82,439)
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (506,888)       (541,296)    (4,417,146)   1,328,461
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets                  (517,500)       (475,676)    (4,294,813)   1,703,464
NET ASSETS:
   Beginning of period                 2,941,227       3,416,903      4,294,813    2,591,349
                                      ----------      ----------    -----------   ----------
   End of period                      $2,423,727      $2,941,227    $        --   $4,294,813
                                      ==========      ==========    ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                             LORD ABBETT               LORD ABBETT            MIST BATTERYMARCH
                                          GROWTH AND INCOME           MID-CAP VALUE             MID-CAP STOCK
                                             SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                             (CLASS VC)                (CLASS VC)                 (CLASS A)
                                     -------------------------  -------------------------  ----------------------
                                       2007 (a)       2006         2007 (a)       2006        2007       2006 (c)
                                     ------------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (96,432) $  (100,159) $    (84,052) $  (186,978) $  (87,638) $  (66,133)
   Net realized gains (losses)          2,133,663      527,878     2,182,490    1,090,747     672,887     (21,896)
   Change in unrealized gains
      (losses) on investments          (1,472,754)   1,484,319      (801,611)     292,716    (362,707)   (191,425)
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  564,477    1,912,038     1,296,827    1,196,485     222,542    (279,454)
                                     ------------  -----------  ------------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 90,915      578,596        48,049      445,233      81,108      19,891
   Transfers from other funding
      options                              97,809    1,074,212       155,235      765,592     262,383   5,764,668
   Contract charges                           (14)      (4,278)           (8)      (3,745)     (1,336)     (1,369)
   Contract surrenders                    (68,038)    (240,488)     (106,862)    (386,799)   (187,607)    (60,583)
   Transfers to other funding
      options                         (15,670,309)    (574,292)  (14,405,873)  (1,549,227)   (331,657)   (175,130)
   Other receipts (payments)              (49,700)     (82,956)      (24,442)     (76,270)    (17,800)         --
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (15,599,337)     750,794   (14,333,901)    (805,216)   (194,909)  5,547,477
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                (15,034,860)   2,662,832   (13,037,074)     391,269      27,633   5,268,023
NET ASSETS:
   Beginning of period                 15,034,860   12,372,028    13,037,074   12,645,805   5,268,023          --
                                     ------------  -----------  ------------  -----------  ----------  ----------
   End of period                     $         --  $15,034,860  $         --  $13,037,074  $5,295,656  $5,268,023
                                     ============  ===========  ============  ===========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE-CAP CORE
                                             SUBACCOUNT                  SUBACCOUNT
                                             (CLASS A)                   (CLASS E)
                                     -------------------------  -----------------------------
                                          2007       2006 (c)      2007 (b)         2006
                                     ------------  -----------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   362,912   $  (66,719)   $  (62,893)        $--
   Net realized gains (losses)            (4,093)       5,441        15,733          --
   Change in unrealized gains
      (losses) on investments           (523,685)     316,030        38,779          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from operations                (164,866)     254,752        (8,381)         --
                                     -----------   ----------    ----------         ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                87,026       55,615         8,627          --
   Transfers from other funding
      options                          8,090,752    5,238,239     5,176,381          --
   Contract charges                       (3,753)      (1,443)         (950)         --
   Contract surrenders                  (407,005)     (91,532)     (123,211)         --
   Transfers to other funding
      options                         (1,143,630)    (179,465)     (800,688)         --
   Other receipts (payments)                  --       (9,637)           --          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    6,623,390    5,011,777     4,260,159          --
      Net increase (decrease)
         in net assets                 6,458,524    5,266,529     4,251,778          --
NET ASSETS:
   Beginning of period                 5,266,529           --            --          --
                                     -----------   ----------    ----------         ---
   End of period                     $11,725,053   $5,266,529    $4,251,778         $--
                                     ===========   ==========    ==========         ===

                                     MIST BLACKROCK LARGE-CAP CORE  MIST DREMAN SMALL-CAP VALUE
                                              SUBACCOUNT                    SUBACCOUNT
                                              (CLASS A)                     (CLASS A)
                                     -----------------------------  ---------------------------
                                        2007 (a)       2006 (c)         2007         2006 (c)
                                     ------------  ---------------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     2,468     $  (63,236)     $  (9,944)     $  (1,264)
   Net realized gains (losses)           549,289         (7,192)        14,999          4,574
   Change in unrealized gains
      (losses) on investments           (323,399)       323,399        (23,082)        21,871
                                     -----------     ----------      ---------      ---------
   Net increase (decrease)
      in net assets resulting
      from operations                    228,358        252,971        (18,027)        25,181
                                     -----------     ----------      ---------      ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,418         37,948          1,480          4,113
   Transfers from other funding
      options                             16,864      4,904,678        431,456        476,434
   Contract charges                           (4)        (1,008)          (129)           (47)
   Contract surrenders                   (28,141)       (28,802)       (13,972)        (3,486)
   Transfers to other funding
      options                         (5,107,379)      (238,238)      (273,000)      (130,998)
   Other receipts (payments)             (23,618)       (23,047)            --             --
                                     -----------     ----------      ---------      ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (5,132,860)     4,651,531        145,835        346,016
      Net increase (decrease)
         in net assets                (4,904,502)     4,904,502        127,808        371,197
NET ASSETS:
   Beginning of period                 4,904,502             --        371,197             --
                                     -----------     ----------      ---------      ---------
   End of period                     $        --     $4,904,502      $ 499,005      $ 371,197
                                     ===========     ==========      =========      =========

   The accompanying notes are an integral part of these financial statements.

                                       MIST HARRIS OAKMARK
                                          INTERNATIONAL           MIST JANUS FORTY     MIST LAZARD MID-CAP
                                            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                            (CLASS A)                 (CLASS A)             (CLASS B)
                                     -----------------------  -----------------------  -------------------
                                         2007      2006 (c)       2007      2006 (c)      2007 (b)  2006
                                     -----------  ----------  -----------  ----------     --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (76,379) $  (67,019) $  (157,751) $ (105,402)    $ (6,119)  $--
   Net realized gains (losses)           694,855      (1,133)   1,475,324     (30,905)      (1,201)   --
   Change in unrealized gains
      (losses) on investments           (855,323)    626,947      957,135     302,770      (54,598)   --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                (236,847)    558,795    2,274,708     166,463      (61,918)   --
                                     -----------  ----------  -----------  ----------     --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               141,470      35,614      192,817     250,526          636    --
   Transfers from other funding
      options                          2,645,124   6,166,803      862,175   8,746,409      510,526    --
   Contract charges                       (1,858)     (1,545)      (2,679)     (2,875)        (117)   --
   Contract surrenders                  (328,060)   (103,008)    (189,053)   (142,853)      (6,282)   --
   Transfers to other funding
      options                         (1,221,885)   (375,036)    (816,721)   (708,739)     (12,906)   --
   Other receipts (payments)             (44,395)    (14,979)      (3,125)    (16,498)          --    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,190,396   5,707,849       43,414   8,125,970      491,857    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets                   953,549   6,266,644    2,318,122   8,292,433      429,939    --
NET ASSETS:
   Beginning of period                 6,266,644          --    8,292,433          --           --    --
                                     -----------  ----------  -----------  ----------     --------   ---
   End of period                     $ 7,220,193  $6,266,644  $10,610,555  $8,292,433     $429,939   $--
                                     ===========  ==========  ===========  ==========     ========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON PARTNERS     MIST LORD ABBETT
                                          MANAGED ASSETS           BOND DEBENTURE
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS A)               (CLASS A)
                                     ------------------------  ----------------------
                                         2007      2006 (c)       2007      2006 (c)
                                      ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   18,593  $  (54,382)  $  149,659  $  (46,782)
   Net realized gains (losses)           377,258         953       54,405       2,671
   Change in unrealized gains
      (losses) on investments           (213,538)    270,959       (8,594)    212,983
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 182,313     217,530      195,470     168,872
                                      ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                79,059      50,315       21,154      23,661
   Transfers from other funding
      options                             63,859   4,337,962      715,209   4,200,812
   Contract charges                       (1,290)     (1,350)        (762)       (809)
   Contract surrenders                  (105,365)    (93,707)    (221,633)   (135,709)
   Transfers to other funding
      options                            (80,450)   (202,234)    (735,471)   (153,144)
   Other receipts (payments)             (67,929)         --      (22,734)    (67,176)
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (112,116)  4,090,986     (244,237)  3,867,635
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                    70,197   4,308,516      (48,767)  4,036,507
NET ASSETS:
   Beginning of period                 4,308,516          --    4,036,507          --
                                      ----------  ----------   ----------  ----------
   End of period                      $4,378,713  $4,308,516   $3,987,740  $4,036,507
                                      ==========  ==========   ==========  ==========

                                         MIST LORD ABBETT         MIST LORD ABBETT
                                         GROWTH AND INCOME         MID-CAP VALUE
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)               (CLASS B)
                                     ------------------------  ---------------------
                                         2007       2006 (c)       2007     2006 (c)
                                     -----------  -----------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (307,043) $  (169,137) $  (179,502) $   (663)
   Net realized gains (losses)           839,233        6,359      (33,352)      298
   Change in unrealized gains
      (losses) on investments           (502,781)   1,219,016   (1,251,102)   11,651
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  29,409    1,056,238   (1,463,956)   11,286
                                     -----------  -----------  -----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
   from contract owners                  422,190      254,487      282,477     9,360
   Transfers from other funding
   options                            16,154,195   14,753,303   14,872,203    94,632
   Contract charges                       (7,313)      (3,557)      (3,641)      (14)
   Contract surrenders                  (914,445)    (222,994)    (380,700)      (27)
   Transfers to other funding
   options                            (2,388,078)    (427,718)  (1,108,221)   (8,536)
   Other receipts (payments)            (131,414)     (65,404)     (27,436)       --
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,135,135   14,288,117   13,634,682    95,415
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets                13,164,544   15,344,355   12,170,726   106,701
NET ASSETS:
   Beginning of period                15,344,355           --      106,701        --
                                     -----------  -----------  -----------  --------
   End of period                     $28,508,899  $15,344,355  $12,277,427  $106,701
                                     ===========  ===========  ===========  ========

   The accompanying notes are an integral part of these financial statements.

                                          MIST MET/AIM           MIST MET/AIM          MIST MET/AIM
                                      CAPITAL APPRECIATION   CAPITAL APPRECIATION    SMALL CAP GROWTH
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           (CLASS A)               (CLASS E)             (CLASS A)
                                     ----------------------  --------------------  --------------------
                                       2007        2006 (c)   2007 (b)     2006      2007      2006 (c)
                                     ----------  ----------  ----------  --------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (53,279) $  (30,846) $  (85,415)   $--   $  (6,399)   $ (1,853)
   Net realized gains (losses)           (4,092)    326,069      10,334     --       8,882       1,773
   Change in unrealized gains
      (losses) on investments           324,540    (341,583)    254,599     --       6,763       1,191
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from operations                267,169     (46,360)    179,518     --       9,246       1,111
                                     ----------  ----------  ----------    ---   ---------    --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               24,862      80,148     357,872     --      16,125      21,371
   Transfers from other funding
      options                            97,793   2,894,147   7,018,014     --     424,491     171,589
   Contract charges                        (828)       (862)     (2,145)    --        (149)        (47)
   Contract surrenders                  (87,925)   (127,104)   (153,563)    --     (47,333)       (124)
   Transfers to other funding
      options                          (141,717)    (38,026)   (607,457)    --    (153,154)     (3,738)
   Other receipts (payments)            (22,750)         --     (15,522)    --          --          --
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (130,565)  2,808,303   6,597,199     --     239,980     189,051
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets                  136,604   2,761,943   6,776,717     --     249,226     190,162
NET ASSETS:
   Beginning of period                2,761,943          --          --     --     190,162          --
                                     ----------  ----------  ----------    ---   ---------    --------
   End of period                     $2,898,547  $2,761,943  $6,776,717    $--   $ 439,388    $190,162
                                     ==========  ==========  ==========    ===   =========    ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST MFS EMERGING  MIST MFS RESEARCH                            MIST NEUBERGER BERMAN
                                      MARKETS EQUITY      INTERNATIONAL         MIST MFS VALUE            REAL ESTATE
                                        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                         (CLASS A)          (CLASS B)              (CLASS A)               (CLASS A)
                                     -----------------  -----------------  ----------------------  -------------------------
                                      2007 (b)   2006     2007 (b)   2006      2007      2006 (c)      2007        2006 (c)
                                     ----------  -----  ----------  -----  ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (70,691)  $--   $  (14,724)   $--  $ (174,151) $    1,035  $  (128,956)  $  (207,599)
   Net realized gains (losses)          108,210    --        2,006     --     272,309     336,978    1,687,251       110,595
   Change in unrealized gains
      (losses) on investments         1,139,133    --       65,605     --     358,674     409,706   (4,223,659)    3,263,550
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations              1,176,652    --       52,887     --     456,832     747,719   (2,665,364)    3,166,546
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              153,442    --       36,430     --     198,113     203,620      304,935       373,442
   Transfers from other funding
      options                         5,634,569    --    2,034,165     --   1,889,901   7,707,291    1,886,078    15,945,212
   Contract charges                        (972)   --         (240)    --      (2,274)     (1,982)      (4,986)       (5,793)
   Contract surrenders                 (144,427)   --      (20,060)    --    (397,118)   (280,806)    (816,985)     (396,766)
   Transfers to other funding
      options                          (797,616)   --      (67,308)    --    (970,813)   (290,136)  (3,572,093)   (1,130,589)
   Other receipts (payments)             (3,094)   --           --     --     (43,967)         --      (60,739)      (45,594)
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   4,841,902    --    1,982,987     --     673,842   7,337,987   (2,263,790)   14,739,912
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets                6,018,554    --    2,035,874     --   1,130,674   8,085,706   (4,929,154)   17,906,458
NET ASSETS:
   Beginning of period                       --    --           --     --   8,085,706          --   17,906,458            --
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
   End of period                     $6,018,554   $--   $2,035,874    $--  $9,216,380  $8,085,706  $12,977,304   $17,906,458
                                     ==========   ===   ==========    ===  ==========  ==========  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER     MIST PIMCO INFLATION
                                      CAPITAL APPRECIATION      PROTECTED BOND        MIST PIONEER FUND
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                           (CLASS B)              (CLASS A)               (CLASS A)
                                     ----------------------  --------------------  ----------------------
                                        2007      2006 (c)       2007 (b)   2006      2007      2006 (c)
                                     ----------  ----------    -----------  ----   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (116,761) $  (64,493)   $  (150,694)  $--   $  (13,786) $  (16,608)
   Net realized gains (losses)          432,496     (16,184)        24,102    --       59,189       1,161
   Change in unrealized gains
      (losses) on investments           335,584     167,915        810,364    --        1,961     108,210
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                651,319      87,238        683,772    --       47,364      92,763
                                     ----------  ----------    -----------   ---   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              488,980     712,505         45,265    --          954       7,313
   Transfers from other funding
      options                         1,288,621   5,437,258     12,489,099    --      109,093   1,298,290
   Contract charges                      (1,868)     (1,758)        (3,187)   --         (285)       (285)
   Contract surrenders                 (294,736)   (114,790)      (363,615)   --     (145,415)    (18,744)
   Transfers to other funding
      options                          (867,024)   (416,857)      (861,169)   --     (283,051)    (11,965)
   Other receipts (payments)            (72,172)    (86,889)       (13,282)   --           --          --
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     541,801   5,529,469     11,293,111    --     (318,704)  1,274,609
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets                1,193,120   5,616,707     11,976,883    --     (271,340)  1,367,372
NET ASSETS:
   Beginning of period                5,616,707          --             --    --    1,367,372          --
                                     ----------  ----------    -----------   ---   ----------  ----------
   End of period                     $6,809,827  $5,616,707    $11,976,883   $--   $1,096,032  $1,367,372
                                     ==========  ==========    ===========   ===   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                    SUBACCOUNT
                                             (CLASS A)                     (CLASS A)
                                     --------------------------  -----------------------------
                                          2007 (a)  2006 (c)            2007      2006 (c)
                                         ---------  --------         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $    (912) $ (4,242)        $ (115,724) $  311,067
   Net realized gains (losses)              70,390     6,556             23,086       8,461
   Change in unrealized gains
      (losses) on investments              (22,913)   22,913            511,935     (29,805)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    46,565    25,227            419,297     289,723
                                         ---------  --------         ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   4,944    25,261             61,431      73,463
   Transfers from other funding
      options                                3,524   460,166          1,049,246   9,487,051
   Contract charges                             --      (111)            (2,162)     (2,307)
   Contract surrenders                        (440)   (4,588)          (321,785)   (130,452)
   Transfers to other funding
      options                             (521,123)   (4,333)          (760,979)   (450,839)
   Other receipts (payments)                    --   (35,092)           (33,357)    (81,419)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (513,095)  441,303             (7,606)  8,895,497
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets                    (466,530)  466,530            411,691   9,185,220
NET ASSETS:
   Beginning of period                     466,530        --          9,185,220          --
                                         ---------  --------         ----------  ----------
   End of period                         $      --  $466,530         $9,596,911  $9,185,220
                                         =========  ========         ==========  ==========

                                         MIST THIRD AVENUE          MSF BLACKROCK
                                          SMALL CAP VALUE         AGGRESSIVE GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS D)
                                     ------------------------  ----------------------
                                         2007       2006 (c)      2007      2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (297,607) $   (99,480) $ (100,116) $  (60,848)
   Net realized gains (losses)           672,144       (2,289)     49,747      (9,735)
   Change in unrealized gains
      (losses) on investments         (2,462,404)     373,765     926,137     (51,592)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (2,087,867)     271,996     875,768    (122,175)
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,010      146,388      93,087      40,666
   Transfers from other funding
      options                         16,622,982   12,096,576     551,620   5,191,371
   Contract charges                       (8,108)      (1,758)     (1,397)     (1,400)
   Contract surrenders                (1,108,507)    (244,609)   (229,644)   (101,681)
   Transfers to other funding
      options                         (2,530,412)    (167,558)   (324,716)   (100,328)
   Other receipts (payments)             (61,732)          --     (33,630)    (19,625)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,356,233   11,829,039      55,320   5,009,003
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                11,268,366   12,101,035     931,088   4,886,828
NET ASSETS:
   Beginning of period                12,101,035           --   4,886,828          --
                                     -----------  -----------  ----------  ----------
   End of period                     $23,369,401  $12,101,035  $5,817,916  $4,886,828
                                     ===========  ===========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.


                                     MSF BLACKROCK BOND INCOME   MSF BLACKROCK MONEY MARKET      MSF FI LARGE CAP
                                           SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                            (CLASS A)                   (CLASS A)                    (CLASS A)
                                     -------------------------  ----------------------------  ----------------------
                                         2007       2006 (c)         2007          2006 (c)     2007        2006 (c)
                                      ----------  ----------    ------------    ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  107,100  $ (104,100)   $    835,049    $    427,746  $  (86,260) $  (61,579)
   Net realized gains (losses)            40,283       8,614              --              --     332,871     (12,487)
   Change in unrealized gains
      (losses) on investments            205,044     382,878              --              --    (148,568)    123,803
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 352,427     287,392         835,049         427,746      98,043      49,737
                                      ----------  ----------    ------------    ------------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                56,851     280,480       4,632,317       5,472,436      72,653      38,880
   Transfers from other funding
      options                            724,406   8,297,101      30,971,588      29,303,741      78,907   5,006,130
   Contract charges                       (2,792)     (2,933)         (7,170)         (6,114)     (1,377)     (1,448)
   Contract surrenders                  (420,040)   (128,907)     (6,319,569)     (1,082,926)   (292,225)    (81,878)
   Transfers to other funding
      options                           (365,389)   (452,070)    (18,346,813)    (11,000,839)   (226,509)   (147,673)
   Other receipts (payments)             (80,708)    (94,947)       (214,864)       (127,971)    (38,133)         --
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (87,672)  7,898,724      10,715,489      22,558,327    (406,684)  4,814,011
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets                   264,755   8,186,116      11,550,538      22,986,073    (308,641)  4,863,748
NET ASSETS:
   Beginning of period                 8,186,116          --      22,986,073              --   4,863,748          --
                                      ----------  ----------    ------------    ------------  ----------  ----------
   End of period                      $8,450,871  $8,186,116    $ 34,536,611    $ 22,986,073  $4,555,107  $4,863,748
                                      ==========  ==========    ============    ============  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF METLIFE AGGRESSIVE
                                        MSF FI VALUE LEADERS          ALLOCATION
                                            SUBACCOUNT                SUBACCOUNT
                                            (CLASS D)                 (CLASS B)
                                     ------------------------  -----------------------
                                        2007       2006 (c)      2007         2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (129,129) $  (141,256) $  (40,949) $  (20,880)
   Net realized gains (losses)         1,048,151       (5,539)     24,075      (1,689)
   Change in unrealized gains
      (losses) on investments           (661,337)     399,189      13,243     111,994
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 257,685      252,394      (3,631)     89,425
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               320,866      180,953      57,981      50,481
   Transfers from other funding
      options                            351,739   11,075,041     575,785   1,661,481
   Contract charges                       (3,281)      (3,406)     (1,079)       (726)
   Contract surrenders                  (315,656)    (208,579)    (35,823)    (40,728)
   Transfers to other funding
      options                           (608,769)    (189,704)   (201,104)     (4,383)
   Other receipts (payments)              (1,851)     (30,376)         --     (89,561)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (256,952)  10,823,929     395,760   1,576,564
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                       733   11,076,323     392,129   1,665,989
NET ASSETS:
   Beginning of period                11,076,323           --   1,665,989          --
                                     -----------  -----------  ----------  ----------
   End of period                     $11,077,056  $11,076,323  $2,058,118  $1,665,989
                                     ===========  ===========  ==========  ==========

                                     MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE
                                            ALLOCATION         TO MODERATE ALLOCATION
                                            SUBACCOUNT              SUBACCOUNT
                                            (CLASS B)                (CLASS B)
                                     ------------------------  ------------------------
                                       2007       2006 (c)       2007        2006 (c)
                                      ----------  ----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (48,656) $  (33,674)  $   (60,710) $  (22,538)
   Net realized gains (losses)            60,727       5,248        59,139         (50)
   Change in unrealized gains
      (losses) on investments             65,380     143,963        47,336     111,973
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  77,451     115,537        45,765      89,385
                                      ----------  ----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 5,576      17,222       267,277      71,199
   Transfers from other funding
      options                            897,600   2,611,576     3,107,057   1,878,219
   Contract charges                         (393)       (351)       (1,036)       (829)
   Contract surrenders                   (75,345)    (44,508)   (1,341,761)    (11,382)
   Transfers to other funding
      options                           (800,265)     (4,759)      (76,792)     (1,602)
   Other receipts (payments)                  --          --            --     (85,875)
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       27,173   2,579,180     1,954,745   1,849,730
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets                   104,624   2,694,717     2,000,510   1,939,115
NET ASSETS:
   Beginning of period                 2,694,717          --     1,939,115          --
                                      ----------  ----------   -----------  ----------
   End of period                      $2,799,341  $2,694,717   $ 3,939,625  $1,939,115
                                      ==========  ==========   ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                            MSF METLIFE        MSF METLIFE MODERATE TO
                                        MODERATE ALLOCATION     AGGRESSIVE ALLOCATION    MSF MFS TOTAL RETURN
                                            SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)                (CLASS B)               (CLASS B)
                                     ------------------------  -----------------------  ----------------------
                                         2007       2006 (c)       2007      2006 (c)      2007      2006 (c)
                                     -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (253,906) $  (141,228) $  (145,100) $  (90,249) $   (8,799) $  (51,904)
   Net realized gains (losses)           144,105      (14,208)     308,978     (32,440)    181,287       5,810
   Change in unrealized gains
      (losses) on investments            349,440      691,802       30,367     481,484    (106,545)    306,914
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 239,639      536,366      194,245     358,795      65,943     260,820
                                     -----------  -----------  -----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               287,039      314,604      262,356     114,877     439,275      55,068
   Transfers from other funding
      options                          2,385,272   10,944,813    1,582,231   7,151,786   1,318,592   4,199,867
   Contract charges                       (3,170)      (2,456)      (2,790)     (2,017)       (888)       (881)
   Contract surrenders                  (434,510)    (197,497)    (215,285)    (63,866)   (198,893)    (54,601)
   Transfers to other funding
      options                           (856,998)    (295,564)  (1,981,551)   (474,430)   (305,811)   (260,197)
   Other receipts (payments)             (98,739)    (174,610)    (250,147)         --     (32,325)     (1,847)
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,278,894   10,589,290     (605,186)  6,726,350   1,219,950   3,937,409
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 1,518,533   11,125,656     (410,941)  7,085,145   1,285,893   4,198,229
NET ASSETS:
   Beginning of period                11,125,656           --    7,085,145          --   4,198,229          --
                                     -----------  -----------  -----------  ----------  ----------  ----------
   End of period                     $12,644,189  $11,125,656  $ 6,674,204  $7,085,145  $5,484,122  $4,198,229
                                     ===========  ===========  ===========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    MSF OPPENHEIMER
                                       MSF MFS TOTAL RETURN          GLOBAL EQUITY
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS F)                 (CLASS B)
                                     ------------------------  ------------------------
                                         2007       2006 (c)       2007       2006 (c)
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     7,732  $  (432,641) $  (357,805) $  (407,254)
   Net realized gains (losses)         1,410,637       42,006    1,126,445      (74,812)
   Change in unrealized gains
      (losses) on investments           (670,943)   2,583,830      822,708    2,222,408
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 747,426    2,193,195    1,591,348    1,740,342
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               401,822      813,564    1,181,304    1,515,439
   Transfers from other funding
      options                          1,187,260   33,494,651    1,334,790   34,564,009
   Contract charges                      (11,007)     (11,377)      (8,879)      (8,617)
   Contract surrenders                (1,123,813)    (648,058)  (1,161,257)    (456,742)
   Transfers to other funding
      options                         (2,161,949)  (1,274,183)  (4,691,124)  (2,117,664)
   Other receipts (payments)            (141,822)    (139,316)     (86,026)    (124,128)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,849,509)  32,235,281   (3,431,192)  33,372,297
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (1,102,083)  34,428,476   (1,839,844)  35,112,639
NET ASSETS:
   Beginning of period                34,428,476           --   35,112,639           --
                                     -----------  -----------  -----------  -----------
   End of period                     $33,326,393  $34,428,476  $33,272,795  $35,112,639
                                     ===========  ===========  ===========  ===========

                                                                   MSF WESTERN
                                        MSF T. ROWE PRICE        ASSET MANAGEMENT
                                        LARGE CAP GROWTH         HIGH YIELD BOND
                                           SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)               (CLASS A)
                                     ----------------------  -----------------------
                                        2007      2006 (c)     2007 (a)    2006 (c)
                                     ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (44,612) $  (31,862) $   712,108  $  (88,498)
   Net realized gains (losses)           50,343       6,115       58,857      13,376
   Change in unrealized gains
      (losses) on investments           164,458     194,772     (497,478)    497,478
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                170,189     169,025      273,487     422,356
                                     ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               11,586       1,362       39,841      95,216
   Transfers from other funding
      options                           246,254   2,626,077      398,977   7,409,746
   Contract charges                        (392)       (470)         (14)     (2,551)
   Contract surrenders                 (104,152)    (51,035)     (82,306)   (152,565)
   Transfers to other funding
      options                          (115,830)   (222,432)  (7,937,563)   (376,472)
   Other receipts (payments)                 --          --      (12,154)    (75,998)
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      37,466   2,353,502   (7,593,219)  6,897,376
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                  207,655   2,522,527   (7,319,732)  7,319,732
NET ASSETS:
   Beginning of period                2,522,527          --    7,319,732          --
                                     ----------  ----------  -----------  ----------
   End of period                     $2,730,182  $2,522,527  $        --  $7,319,732
                                     ==========  ==========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT           PIMCO VIT REAL RETURN     PIMCO VIT TOTAL RETURN
                                              SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)              (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                     ----------------------------  -------------------------  ------------------------
                                        2007            2006 (c)     2007 (a)        2006         2007         2006
                                     ----------        ----------  ----------    -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   63,106        $  (71,714) $    103,446  $   268,708  $   749,690  $   626,122
   Net realized gains (losses)           50,596            13,736      (699,546)     260,253      (84,476)      88,236
   Change in unrealized gains
      (losses) on investments            43,861           263,997       811,182     (664,975)   1,029,439     (233,164)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                157,563           206,019       215,082     (136,014)   1,694,653      481,194
                                     ----------        ----------  ------------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               46,661            81,080        77,317      598,422      187,484    1,148,037
   Transfers from other funding
      options                           637,378         6,731,173       442,120    1,386,466    2,340,729    2,943,855
   Contract charges                      (1,916)           (2,090)           (8)      (3,451)      (7,943)      (8,449)
   Contract surrenders                 (656,978)         (161,437)     (118,544)    (408,641)  (1,352,693)    (691,486)
   Transfers to other funding
      options                          (564,902)         (462,331)  (11,870,289)  (1,138,470)  (1,913,024)  (1,278,335)
   Other receipts (payments)            (34,201)          (47,333)      (51,349)     (46,014)    (109,648)    (128,581)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (573,958)        6,139,062   (11,520,753)     388,312     (855,095)   1,985,041
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 (416,395)        6,345,081   (11,305,671)     252,298      839,558    2,466,235
NET ASSETS:
   Beginning of period                6,345,081                --    11,305,671   11,053,373   26,181,299   23,715,064
                                     ----------        ----------  ------------  -----------  -----------  -----------
   End of period                     $5,928,686        $6,345,081  $         --  $11,305,671  $27,020,857  $26,181,299
                                     ==========        ==========  ============  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                             SUBACCOUNT             SUBACCOUNT
                                             (CLASS II)             (CLASS II)
                                     --------------------------  ----------------
                                       2007 (d)         2006      2007 (e)   2006
                                     ------------   -----------  ----------   ---
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    217,100   $   185,865  $   36,333   $--
   Net realized gains (losses)            (93,308)      (52,093)        656    --
   Change in unrealized gains
      (losses) on investments             208,007       (36,922)     68,283    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  331,799        96,850     105,272    --
                                     ------------   -----------  ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              1,049,954     1,642,968      15,428    --
   Transfers from other funding
      options                           2,722,121     1,479,627   9,833,238    --
   Contract charges                        (3,064)       (2,377)         (2)   --
   Contract surrenders                   (313,196)     (384,720)    (75,833)   --
   Transfers to other funding
      options                         (12,254,438)   (1,599,120)   (151,884)   --
   Other receipts (payments)             (122,403)      (62,078)    (19,543)   --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (8,921,026)    1,074,300   9,601,404    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets                 (8,589,227)    1,171,150   9,706,676    --
NET ASSETS:
   Beginning of period                  8,589,227     7,418,077          --    --
                                     ------------   -----------  ----------   ---
   End of period                     $         --   $ 8,589,227  $9,706,676   $--
                                     ============   ===========  ==========   ===

                                     PIONEER CULLEN VALUE VCT  PIONEER EMERGING MARKETS VCT
                                            SUBACCOUNT                  SUBACCOUNT
                                            (CLASS II)                  (CLASS II)
                                     ------------------------  ----------------------------
                                        2007        2006           2007             2006
                                     ----------    ----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (74,779)   $  (52,887) $  (213,399)     $  (128,755)
   Net realized gains (losses)           61,965        29,082    1,979,837        1,048,986
   Change in unrealized gains
      (losses) on investments           291,114       492,415    2,768,304        1,449,386
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations                278,300       468,610    4,534,742        2,369,617
                                     ----------    ----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            2,005,898     3,035,083    1,267,341        2,921,001
   Transfers from other funding
      options                         1,115,947       865,061    2,696,282          971,810
   Contract charges                      (1,868)         (839)      (4,327)          (2,588)
   Contract surrenders                 (166,340)      (56,912)    (511,022)        (367,906)
   Transfers to other funding
      options                          (306,752)     (382,637)  (2,046,340)      (1,124,804)
   Other receipts (payments)            (19,603)           --     (132,244)        (195,327)
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   2,627,282     3,459,756    1,269,690        2,202,186
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets                2,905,582     3,928,366    5,804,432        4,571,803
NET ASSETS:
   Beginning of period                5,354,951     1,426,585   10,762,696        6,190,893
                                     ----------    ----------  -----------      -----------
   End of period                     $8,260,533    $5,354,951  $16,567,128      $10,762,696
                                     ==========    ==========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER EQUITY INCOME VCT  PIONEER EQUITY OPPORTUNITY VCT      PIONEER FUND VCT
                                            SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                    (CLASS II)                   (CLASS II)
                                     -------------------------  ------------------------------  ------------------------
                                        2007           2006          2007 (d)         2006         2007         2006
                                     -----------   -----------  --------------   -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    66,094   $    60,980     $    (9,820)  $ (1,674) $   (99,274) $   (71,730)
   Net realized gains (losses)           679,488       282,110          93,595        717      239,790      115,066
   Change in unrealized gains
      (losses) on investments           (959,180)    1,444,717         (18,944)    17,843      121,440    1,106,155
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (213,598)    1,787,807          64,831     16,886      261,956    1,149,491
                                     -----------   -----------     -----------   --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,846,017     2,232,730         122,645    156,477      870,201    1,315,960
   Transfers from other funding
      options                          1,360,837     1,726,685         740,576      9,867    6,880,162      687,754
   Contract charges                       (3,996)       (3,348)           (373)       (76)      (3,079)      (3,044)
   Contract surrenders                  (443,711)     (424,128)         (9,363)      (729)    (552,260)    (562,938)
   Transfers to other funding
      options                         (1,771,616)   (1,220,798)     (1,114,099)   (18,441)    (819,925)    (391,104)
   Other receipts (payments)            (171,443)     (115,242)             --         --      (94,967)     (99,763)
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      816,088     2,195,899        (260,614)   147,098    6,280,132      946,865
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets                   602,490     3,983,706        (195,783)   163,984    6,542,088    2,096,356
NET ASSETS:
   Beginning of period                11,862,483     7,878,777         195,783     31,799   10,008,672    7,912,316
                                     -----------   -----------     -----------   --------  -----------  -----------
   End of period                     $12,464,973   $11,862,483     $        --   $195,783  $16,550,760  $10,008,672
                                     ===========   ===========     ===========   ========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER GLOBAL HIGH YIELD VCT   PIONEER HIGH YIELD VCT
                                               SUBACCOUNT                  SUBACCOUNT
                                               (CLASS II)                  (CLASS II)
                                     -----------------------------  ------------------------
                                        2007               2006        2007         2006
                                     ----------         ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  289,601         $   89,795  $   459,431  $   421,635
   Net realized gains (losses)           69,444             20,174      134,866       56,927
   Change in unrealized gains
      (losses) on investments          (395,188)            64,830      (54,625)     300,511
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (36,143)           174,799      539,672      779,073
                                     ----------         ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,546,977          2,469,219    1,405,819    4,727,897
   Transfers from other funding
      options                           843,205            672,804    5,296,605    3,553,029
   Contract charges                      (1,151)              (332)      (3,011)      (3,291)
   Contract surrenders                 (287,550)           (17,072)    (910,047)    (650,639)
   Transfers to other funding
      options                          (418,850)          (478,191)  (7,503,133)  (3,239,433)
   Other receipts (payments)            (10,101)                --     (132,576)    (173,699)
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,672,530          2,646,428   (1,846,343)   4,213,864
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets                1,636,387          2,821,227   (1,306,671)   4,992,937
NET ASSETS:
   Beginning of period                3,517,328            696,101   14,826,051    9,833,114
                                     ----------         ----------  -----------  -----------
   End of period                     $5,153,715         $3,517,328  $13,519,380  $14,826,051
                                     ==========         ==========  ===========  ===========

                                          PIONEER IBBOTSON          PIONEER IBBOTSON
                                     AGGRESSIVE ALLOCATION VCT    GROWTH ALLOCATION VCT
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -------------------------
                                        2007           2006         2007         2006
                                     ----------     ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (32,614)    $  (48,774) $ (1,121,019) $  (588,483)
   Net realized gains (losses)          186,759         34,007     1,983,391      115,909
   Change in unrealized gains
      (losses) on investments           (20,808)       368,587     1,225,391    4,205,295
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                133,337        353,820     2,087,763    3,732,721
                                     ----------     ----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,032,713      2,472,776    40,554,618   51,768,686
   Transfers from other funding
      options                           126,731        481,825    10,187,395    5,930,069
   Contract charges                      (2,000)          (884)      (22,456)      (4,469)
   Contract surrenders                  (84,960)        (5,802)   (2,618,825)    (269,339)
   Transfers to other funding
      options                           (99,716)       (48,506)   (4,218,945)   1,043,771)
   Other receipts (payments)                 --             --      (152,397)          --
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     972,768      2,899,409    43,729,390   56,381,176
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets                1,106,105      3,253,229    45,817,153   60,113,897
NET ASSETS:
   Beginning of period                4,419,580      1,166,351    64,824,560    4,710,663
                                     ----------     ----------  ------------  -----------
   End of period                     $5,525,685     $4,419,580  $110,641,713  $64,824,560
                                     ==========     ==========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                         PIONEER IBBOTSON
                                      MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT  PIONEER INTERNATIONAL VALUE VCT
                                             SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                (CLASS II)                    (CLASS II)
                                     ------------------------  ------------------------  -------------------------------
                                         2007         2006         2007        2006              2007        2006
                                     -----------  -----------  -----------  ----------       -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (545,028) $  (309,882)  $  (42,182) $  (29,716)      $   (79,991) $  (35,987)
   Net realized gains (losses)           907,494      138,418       48,691      13,876           273,517      34,026
   Change in unrealized gains
      (losses) on investments            938,264    1,936,597      109,418     123,706           293,415     408,127
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,300,730    1,765,133      115,927     107,866           486,941     406,166
                                     -----------  -----------   ----------  ----------       -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            16,344,061   20,180,703      408,137     254,028           781,990     806,241
   Transfers from other funding
      options                          6,252,221   11,778,814      253,259     160,737         1,704,020   1,946,212
   Contract charges                      (11,848)      (3,534)        (495)       (359)           (1,295)       (708)
   Contract surrenders                (1,559,261)    (273,742)     (43,176)    (35,217)         (144,346)    (40,013)
   Transfers to other funding
      options                         (3,344,298)    (266,107)    (209,850)   (127,418)       (1,369,579)   (184,467)
   Other receipts (payments)            (343,836)    (154,507)      (4,408)     (5,296)          (30,293)    (20,998)
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   17,337,039   31,261,627      403,467     246,475           940,497   2,506,267
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets                18,637,769   33,026,760      519,394     354,341         1,427,438   2,912,433
NET ASSETS:
   Beginning of period                37,906,944    4,880,184    1,778,174   1,423,833         4,369,095   1,456,662
                                     -----------  -----------   ----------  ----------       -----------  ----------
   End of period                     $56,544,713  $37,906,944   $2,297,568  $1,778,174       $ 5,796,533  $4,369,095
                                     ===========  ===========   ==========  ==========       ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    PIONEER OAK RIDGE
                                     PIONEER MID CAP VALUE VCT    LARGE CAP GROWTH VCT
                                             SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -----------------------
                                         2007         2006         2007         2006
                                     -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (148,543) $  (173,512)  $ (105,686) $   (90,484)
   Net realized gains (losses)         1,070,147    2,358,984      179,119      106,805
   Change in unrealized gains
      (losses) on investments           (602,644)  (1,250,420)     273,910        7,665
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 318,960      935,052      347,343       23,986
                                     -----------  -----------   ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,096,706    2,298,225      464,225      794,697
   Transfers from other funding
      options                          1,874,593      824,473      924,404    1,464,124
   Contract charges                       (3,542)      (3,227)      (1,509)      (1,105)
   Contract surrenders                  (433,088)    (488,687)    (438,646)    (117,599)
   Transfers to other funding
      options                         (1,793,419)  (1,339,504)    (917,663)  (1,065,688)
   Other receipts (payments)             (91,342)     (18,426)     (46,207)          --
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      649,908    1,272,854      (15,396)   1,074,429
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets                   968,868    2,207,906      331,947    1,098,415
NET ASSETS:
   Beginning of period                10,452,814    8,244,908    5,708,645    4,610,230
                                     -----------  -----------   ----------  -----------
   End of period                     $11,421,682  $10,452,814   $6,040,592  $ 5,708,645
                                     ===========  ===========   ==========  ===========

                                                                     PIONEER SMALL AND MID CAP
                                     PIONEER REAL ESTATE SHARES VCT          GROWTH VCT
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS II)                    (CLASS II)
                                     ------------------------------  -------------------------
                                            2007         2006           2007 (d)      2006
                                        -----------  -----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    70,655  $    49,318      $   (39,793) $  (36,284)
   Net realized gains (losses)            1,260,317      617,734          646,306       8,449
   Change in unrealized gains
      (losses) on investments            (3,590,805)   1,863,546         (250,221)    137,346
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (2,259,833)   2,530,598          356,292     109,511
                                        -----------  -----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                1,454,258    2,255,687          137,529     485,259
   Transfers from other funding
      options                             1,182,464    1,287,071          595,324      36,309
   Contract charges                          (2,880)      (2,793)            (560)       (392)
   Contract surrenders                     (486,564)    (223,500)         (75,764)    (43,539)
   Transfers to other funding
      options                            (3,159,590)  (1,170,566)      (3,257,540)    (50,278)
   Other receipts (payments)                (61,386)    (146,404)         (16,626)         --
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (1,073,698)   1,999,495       (2,617,637)    427,359
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets                   (3,333,531)   4,530,093       (2,261,345)    536,870
NET ASSETS:
   Beginning of period                   11,118,216    6,588,123        2,261,345   1,724,475
                                        -----------  -----------      -----------  ----------
   End of period                        $ 7,784,685  $11,118,216      $        --  $2,261,345
                                        ===========  ===========      ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT     PIONEER VALUE VCT
                                              SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                              (CLASS II)                   (CLASS II)                  (CLASS II)
                                     ---------------------------  ----------------------------  -----------------------
                                           2007        2006             2007         2006         2007 (d)      2006
                                       -----------  ----------      -----------  -----------    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (107,353) $ (114,713)     $   692,530  $   576,131    $    65,735  $  (94,591)
   Net realized gains (losses)           1,770,844     289,914           98,975       46,364        771,582     343,489
   Change in unrealized gains
      (losses) on investments           (2,363,206)    522,393          104,962      128,927       (839,576)    416,845
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (699,715)    697,594          896,467      751,422         (2,259)    665,743
                                       -----------  ----------      -----------  -----------    -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 789,804   1,788,456        2,877,348    3,742,454        196,969     775,250
   Transfers from other funding
      options                              455,525   1,804,887        2,642,452    2,017,657        458,414     243,237
   Contract charges                         (2,095)     (1,703)          (6,062)      (5,418)        (2,222)     (2,146)
   Contract surrenders                    (462,460)   (163,801)      (1,203,399)  (1,233,770)      (243,576)   (355,280)
   Transfers to other funding
      options                             (940,063)   (931,256)      (1,430,767)  (1,161,335)    (6,396,255)   (189,772)
   Other receipts (payments)               (42,858)    (58,791)        (801,236)    (219,089)       (82,850)    (75,500)
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (202,147)  2,437,792        2,078,336    3,140,499     (6,069,520)    395,789
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets                    (901,862)  3,135,386        2,974,803    3,891,921     (6,071,779)  1,061,532
NET ASSETS:
   Beginning of period                   7,796,608   4,661,222       19,447,230   15,555,309      6,071,779   5,010,247
                                       -----------  ----------      -----------  -----------    -----------  ----------
   End of period                       $ 6,894,746  $7,796,608      $22,422,033  $19,447,230    $        --  $6,071,779
                                       ===========  ==========      ===========  ===========    ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS IB)                    (CLASS IB)
                                     ------------------------------  -------------------------
                                            2007 (a)    2006           2007 (a)        2006
                                           ---------  --------       ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $  16,024  $ (8,164)      $     (7,937) $  (218,591)
   Net realized gains (losses)               282,070    26,433          2,725,377    1,449,694
   Change in unrealized gains
      (losses) on investments               (240,847)  134,511         (1,726,958)     739,196
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      57,247   152,780            990,482    1,970,299
                                           ---------  --------       ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       512     2,309             61,685      801,368
   Transfers from other funding
      options                                  1,330    43,978             90,997      856,065
   Contract charges                               --      (119)               (18)      (5,127)
   Contract surrenders                        (6,044)  (24,754)           (80,291)    (370,314)
   Transfers to other funding
      options                               (776,602)  (63,667)       (16,048,838)  (1,034,201)
   Other receipts (payments)                      --        --                 --      (60,124)
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (780,804)  (42,253)       (15,976,465)     187,667
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets                      (723,557)  110,527        (14,985,983)   2,157,966
NET ASSETS:
   Beginning of period                       723,557   613,030         14,985,983   12,828,017
                                           ---------  --------       ------------  -----------
   End of period                           $      --  $723,557       $         --  $14,985,983
                                           =========  ========       ============  ===========

                                      VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     ------------------------  -------------------------
                                         2007         2006           2007      2006
                                     -----------  -----------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (52,709) $   (90,768)     $ (3,160) $ (2,763)
   Net realized gains (losses)           569,162      888,734         2,861       911
   Change in unrealized gains
      (losses) on investments         (1,080,467)     970,506        18,831     9,908
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (564,014)   1,768,472        18,532     8,056
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               606,814      695,369           636       636
   Transfers from other funding
      options                            565,970      511,715         3,577     4,844
   Contract charges                       (3,381)      (3,698)          (16)      (15)
   Contract surrenders                  (427,146)    (424,238)       (1,974)   (1,920)
   Transfers to other funding
      options                         (1,989,405)  (1,042,727)       (5,610)   (1,251)
   Other receipts (payments)             (73,281)     (95,450)           --        --
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,320,429)    (359,029)       (3,387)    2,294
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets                (1,884,443)   1,409,443        15,145    10,350
NET ASSETS:
   Beginning of period                14,495,677   13,086,234       174,717   164,367
                                     -----------  -----------      --------  --------
   End of period                     $12,611,234  $14,495,677      $189,862  $174,717
                                     ===========  ===========      ========  ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Dreyfus Investment Portfolios ("Dreyfus")
Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") Dreyfus Variable Investment Fund ("Dreyfus VIF")
DWS Investments VIT Funds ("DWS VIT")
DWS Variable Series I ("DWS I")
DWS Variable Series II ("DWS II")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged AllCap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)

1. ORGANIZATION

DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small Mid-Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)

1. ORGANIZATION

MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

1. ORGANIZATION

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount
LMPVPII Growth and Income Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPI Total Return Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable Multiple Discipline     Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value        Portfolio
Legg Mason Partners Variable Social Awareness Stock  Legg Mason Partners Variable Social Awareness
   Portfolio                                            Portfolio
Janus Capital Appreciation Portfolio                 Janus Forty Portfolio
Pioneer Growth Shares VCT Portfolio                  Pioneer Independence VCT Portfolio

Mergers:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable All Cap Portfolio       Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Large Cap Growth        Legg Mason Partners Variable III Large Cap Growth
   Portfolio I                                          Portfolio
Legg Mason Partners Variable Total Return Portfolio  Legg Mason Partners Variable Multiple Discipline
                                                        Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Aggressive Growth       Legg Mason Partners Variable III Aggressive Growth Portfolio
   Portfolio II
Legg Mason Partners Variable Growth and Income       Legg Mason Partners Variable Appreciation Portfolio
   Portfolio
Pioneer Mid-Cap Value Portfolio                      Lazard Mid-Cap Portfolio
Western Asset Management High Yield Bond Portfolio   BlackRock High Yield Portfolio
Pioneer America Income VCT Portfolio                 Pioneer Bond Fund VCT Portfolio
Pioneer Value VCT Portfolio                          Pioneer Fund VCT Portfolio

1. ORGANIZATION

SUBSTITUTIONS:

OLD NAME                                        NEW NAME
--------                                        --------
AIM V.I. Capital Appreciation Fund              Met/AIM Capital Appreciation Portfolio
Credit Suisse Trust Emerging Markets Portfolio  MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio  Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio      Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                 PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund             MFS Research International Portfolio
Putnam VT Small Cap Value Fund                  Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                   NEW PORTFOLIOLIO
-------------                                   ----------------
BlackRock Large-Cap Core Portfolio (ClassA)     BlackRock Large-Cap Core Portfolio (ClassE)

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                       1.40% - 1.75%
Administrative                                   0.15%
Enhanced Stepped-Up Provision                    0.20%
Guaranteed Minimum Withdrawal Benefit            0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life   0.65% - 0.80%
Guaranteed Minimum Accumulation Benefit          0.40% - 0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $40 is assessed on an annual basis for Contracts with a value of less than 100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
AIM V.I. Mid Cap Core Equity Subaccount
   (Series II) (Cost $2,626,796)                               197,622    2,855,634       467,503        594,210
AIM V.I. Utilities Subaccount (Series I) (Cost $2,128,291)     113,909    2,730,393       728,933        720,635
AIM V.I. Capital Appreciation Subaccount
   (Series II) (Cost $0) (a)                                        --           --       231,957      6,425,274
Alger American Leveraged AllCap Subaccount
   (Class S) (Cost $2,990,625)                                  74,069    4,041,927     1,610,222        576,054
American Funds Global Growth Subaccount
   (Class 2) (Cost $18,067,887)                                962,865   24,071,615     4,522,465      2,612,560
American Funds Growth-Income Subaccount
   (Class 2) (Cost $39,070,498)                              1,064,559   44,988,255     3,457,747      6,024,548
American Funds Growth Subaccount
   (Class 2) (Cost $44,049,325)                                836,160   55,788,573     6,060,868      7,735,621
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                    --           --       165,346      5,442,723
Credit Suisse Trust Global Small Cap Subaccount
   (Cost $580,848)                                              48,629      684,699       136,148        303,737
Dreyfus MidCap Stock Subaccount (Service Shares)
   (Cost $4,789,923)                                           286,972    4,433,720     1,015,116      1,237,105
Dreyfus Socially Responsible Growth Subaccount
   (Service Shares) (Cost $228,996)                              9,248      279,745        20,403         57,361
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $1,922,532)                           53,506    2,400,273       106,368        358,093
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $8,884,396)                          223,841    7,239,029     1,524,519        826,576
DWS VIT Equity 500 Index Subaccount
   (Class 2) (Cost $4,789,510)                                 355,350    5,511,473     1,243,933      1,031,954
DWS VIT RREEF Real Estate Securities Subaccount
   (Class B) (Cost $5,208,028)                                 318,968    5,103,483     1,818,012      1,214,310
DWSI Global Opportunities Subaccount
   (Class B) (Cost $2,941,602)                                 211,292    3,807,476       989,105        568,561
DWSII Balanced Subaccount
   (Class B) (Cost $3,280,266)                                 149,220    3,697,679       181,169        593,778
DWSI Bond Subaccount
   (Class B) (Cost $532,382)                                    75,643      526,477       878,154        492,974
DWSI Capital Growth Subaccount
   (Class B) (Cost $6,672,726)                                 391,147    7,944,200       908,322      1,858,212
DWSI Growth & Income Subaccount
   (Class B) (Cost $5,526,020)                                 568,434    6,122,033       321,486      1,080,938
DWSI Health Care Subaccount
   (Class B) (Cost $2,417,747)                                 200,915    2,893,172       475,780        403,291
DWSII International Subaccount
   (Class B) (Cost $4,327,000)                                 386,717    5,793,025       574,974        780,162
DWSII Strategic Income Subaccount
   (Class B) (Cost $4,592,431)                                 405,333    4,714,018     1,122,088      1,370,904
DWSII Blue Chip Subaccount
   (Class B) (Cost $5,667,329)                                 402,558    5,881,372     2,775,152      2,261,324
DWSII Conservative Allocation Subaccount
   (Class B) (Cost $10,263,791)                                931,464   11,019,224     1,265,724      1,464,132
DWSII Core Fixed Income Subaccount
   (Class B) (Cost $6,677,188)                                 569,382    6,718,704       949,439        466,131
DWSII Davis Venture Value Subaccount
   (Class B) (Cost $8,208,141)                                 700,802   10,210,680     1,452,786      1,208,956
DWSII Dreman High Return Equity Subaccount
   (Class B) (Cost $16,039,123)                              1,216,768   17,533,632     1,744,229      2,660,319

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
DWSII Dreman Small Mid Cap Value Subaccount
   (Class B) (Cost $7,763,884)                                 405,524    8,142,916     1,932,296      1,999,084
DWSII Global Thematic Subaccount
   (Class B) (Cost $4,341,506)                                 317,714    4,975,405     1,788,048        862,392
DWSII Government & Agency Securities Subaccount
   (Class B) (Cost $1,451,436)                                 121,168    1,496,424     3,100,004      3,200,409
DWSII Growth Allocation Subaccount
   (Class B) (Cost $15,715,899)                              1,406,559   17,863,295     1,487,202      2,202,573
DWSII High Income Subaccount
   (Class B) (Cost $5,128,842)                                 632,238    4,937,779     1,227,439      1,570,138
DWSII International Select Equity Subaccount
   (Class B) (Cost $4,976,471)                                 380,793    6,359,240     2,145,265        995,267
DWSII Janus Growth & Income Subaccount
   (Class B) (Cost $1,748,020)                                 179,017    2,243,087       141,595        491,609
DWSII Large Cap Value Subaccount
   (Class B) (Cost $2,553,750)                                 165,542    3,178,408       536,009        449,316
DWSII Mid Cap Growth Subaccount
   (Class B) (Cost $813,775)                                    72,232      964,295       343,149        329,320
DWSII Moderate Allocation Subaccount
   (Class B) (Cost $15,434,855)                              1,403,975   17,240,810     1,865,897      1,932,735
DWSII Money Market Subaccount
   (Class B) (Cost $4,766,123)                               4,766,123    4,766,123     9,749,847      9,886,621
DWSII Small Cap Growth Subaccount
   (Class B) (Cost $2,701,690)                                 213,368    3,151,441       552,959        611,521
DWSII Technology Subaccount
   (Class B) (Cost $1,382,806)                                 146,537    1,543,034       604,442        363,475
DWSII Turner Mid Cap Growth Subaccount
   (Class B) (Cost $2,073,336)                                 210,927    2,585,960       584,890        435,391
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $26,539,926)                        945,780   25,971,107     8,852,706      2,351,914
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $1,312,397)                         165,320    1,484,573       411,064        412,352
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $25,943,086)                        860,831   30,671,393     4,397,684      3,103,392
FTVIPT Franklin Rising Dividends Securities Subaccount
   (Class 2) (Cost $12,486,703)                                700,565   13,499,890     2,477,706      2,554,446
FTVIPT Franklin Small Mid-Cap Growth Securities
   Subaccount (Class 2) (Cost $6,644,180)                      319,947    7,329,984     3,108,901      1,032,722
FTVIPT Templeton Developing Markets Securities
   Subaccount (Class 2) (Cost $11,804,957)                   1,097,833   17,565,342     4,300,851      3,467,409
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $16,473,447)                              1,076,048   21,789,963     4,067,504      3,640,258
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $227,373)                             26,745      305,965        75,377         54,355
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $2,476,060)                          551,469    2,856,610     1,714,230        106,812
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $229,287)                              8,278      289,994        62,248         43,361
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $7,498,545) (b)                             441,783    7,205,488     8,796,560      1,284,149
LMPVET Aggressive Growth Subaccount
   (Class II) (Cost $7,229,950) (b)                            426,178    6,942,448     7,869,060        628,817
LMPVET Appreciation Subaccount
   (Class I) (Cost $1,735,626) (b)                              62,439    1,645,885     1,914,540        182,465

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
LMPVET Equity Index Subaccount
   (Class II) (Cost $11,493,278)                               390,288   13,109,760     1,377,305      1,522,397
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $5,062,224) (b)                             211,658    4,590,855     5,316,619        251,193
LMPVET Investors Subaccount
   (Class I) (Cost $2,601,036)                                 186,448    3,080,115       194,714        209,190
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $2,428,610) (b)                             146,990    2,440,026     2,671,822        245,769
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $4,395,761)                                 327,460    4,921,726       488,240        635,289
LMPVET Social Awareness Subaccount
   (Cost $974,341)                                              40,795    1,016,608       187,633         26,779
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                   --           --       271,447      4,816,249
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                  --           --        33,341        259,004
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --           --        95,849      1,777,473
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --        37,865      2,771,192
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --       187,654      8,967,989
LMPVPII Aggressive Growth Subaccount
   (Class II) (Cost $0) (a)                                         --           --       327,003      7,715,462
LMPVET Capital and Income Subaccount
   (Class II) (Cost $5,556,066) (b)                            385,003    4,785,578     5,929,987        377,285
LMPVIT Adjustable Rate Income Subaccount
   (Cost $2,556,242)                                           254,367    2,424,118       202,749        645,273
LMPVPI Total Return Subaccount
   (Class II) (Cost $0) (a)                                         --           --       357,223      4,747,424
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                          --           --       104,826     15,802,246
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --           --        51,049     14,470,403
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $5,850,617)                                 293,272    5,296,486       990,766        579,530
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $11,934,432)                              1,423,152   11,726,776     8,494,567      1,507,108
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $4,213,711) (b)                             384,145    4,252,489     5,261,150      1,063,173
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --           --       366,888      5,201,278
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $500,293)                                    36,778      499,083       447,523        308,831
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $7,449,747)                                 418,145    7,221,372     3,183,797      1,453,779
MIST Janus Forty Subaccount
   (Class A) (Cost $9,352,334)                                 126,623   10,612,239     2,360,774      1,023,928
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $484,603) (b)                                35,538      430,006       510,219         24,414
MIST Legg Mason Partners Managed Assets
   Subaccount (Class A) (Cost $4,322,000)                      255,211    4,379,421       601,925        327,365
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $3,783,995)                                 315,787    3,988,384       937,368      1,026,407
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $27,796,760)                                993,830   28,512,995    16,934,987      3,409,546

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $13,518,861)                                630,360   12,279,411    14,914,867      1,405,604
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $2,916,053)                                 239,984    2,899,011       123,272        299,901
MIST Met/AIM Capital Appreciation Subaccount
   (Class E) (Cost $6,523,175) (b)                             570,040    6,777,774     7,227,851        715,009
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $431,505)                                    29,573      439,458       441,525        205,055
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $4,880,371) (b)                             418,602    6,019,504     5,738,288        966,128
MIST MFS Research International Subaccount
   (Class B) (Cost $1,970,586) (b)                             142,192    2,036,191     2,042,873         74,293
MIST MFS Value Subaccount
   (Class A) (Cost $8,449,486)                                 612,890    9,217,868     1,951,003      1,283,386
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $13,939,422)                                921,826   12,979,313     2,874,787      3,877,052
MIST Oppenheimer Capital Appreciation Subaccount
   (Class B) (Cost $6,307,392)                                 690,760    6,810,890     1,867,621      1,070,737
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $11,168,410) (b)                          1,092,954   11,978,775    12,280,476      1,136,168
MIST Pioneer Fund Subaccount
   (Class A) (Cost $986,031)                                    71,976    1,096,201       156,126        488,589
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                          --           --        79,074        524,058
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $9,116,299)                                 957,927    9,598,429       956,618      1,079,406
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $25,461,732)                              1,490,631   23,373,093    17,364,562      3,518,511
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $4,944,278)                                 203,029    5,818,822       583,550        627,946
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $7,864,278)                                  75,662    8,452,200       883,451        863,688
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $34,542,169)                                345,420   34,542,169    28,574,018     17,020,448
MSF FI Large Cap Subaccount
   (Class A) (Cost $4,580,617)                                 310,767    4,555,852       450,542        619,244
MSF FI Value Leaders Subaccount
   (Class D) (Cost $11,340,999)                                 56,588   11,078,851     1,715,953      1,074,158
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,933,243)                                 163,242    2,058,480       606,889        248,786
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $2,590,480)                                 251,783    2,799,822       902,008        921,992
MSF MetLife Conservative to Moderate Allocation
   Subaccount (Class B) (Cost $3,780,946)                      341,739    3,940,255     3,363,178      1,461,939
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $11,605,056)                              1,057,383   12,646,298     2,534,493      1,489,802
MSF MetLife Moderate to Aggressive Allocation
   Subaccount (Class B) (Cost $6,163,439)                      539,200    6,675,290     1,968,207      2,708,040
MSF MFS Total Return Subaccount
   (Class B) (Cost $5,284,670)                                  35,843    5,485,040     1,878,473        521,109
MSF MFS Total Return Subaccount
   (Class F) (Cost $31,418,813)                                217,215   33,331,699     2,913,970      3,618,006
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $30,232,981)                              1,908,148   33,278,095     2,326,141      5,586,653

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $2,371,380)                                 166,501    2,730,610       265,855        250,141
MSF Western Asset Management High Yield Bond
   Subaccount (Class A) (Cost $0) (a)                               --           --     1,134,308      7,953,467
MSF Western Asset Management U.S. Government
   Subaccount (Class A) (Cost $5,621,668)                      474,742    5,929,526       771,086      1,281,688
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --           --       555,292     11,973,789
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $26,818,099)                 2,576,340   27,025,149     2,707,246      2,811,138
Pioneer America Income VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     3,836,126     12,540,940
Pioneer Bond VCT Subaccount
   (Class II) (Cost $9,639,907) (d)                            893,128    9,708,191     9,904,035        264,783
Pioneer Cullen Value VCT Subaccount
   (Class II) (Cost $7,434,146)                                609,277    8,261,796     3,097,274        549,345
Pioneer Emerging Markets VCT Subaccount
   (Class II) (Cost $10,523,440)                               382,496   16,569,716     4,344,911      1,922,275
Pioneer Equity Income VCT Subaccount
   (Class II) (Cost $11,508,088)                               521,843   12,466,829     3,307,595      2,016,416
Pioneer Equity Opportunity VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --       921,575      1,107,836
Pioneer Fund VCT Subaccount
   (Class II) (Cost $14,608,360)                               645,106   16,553,420     7,434,591      1,252,158
Pioneer Global High Yield VCT Subaccount
   (Class II) (Cost $5,482,688)                                534,671    5,154,571     2,704,642        669,347
Pioneer High Yield VCT Subaccount
   (Class II) (Cost $13,622,025)                             1,224,753   13,521,455     7,205,719      8,584,369
Pioneer Ibbotson Aggressive Allocation VCT Subaccount
   (Class II) (Cost $5,125,520)                                440,713    5,526,540     1,361,739        259,353
Pioneer Ibbotson Growth Allocation VCT Subaccount
   (Class II) (Cost $105,046,041)                            8,917,158  110,661,932    47,957,674      3,881,577
Pioneer Ibbotson Moderate Allocation VCT Subaccount
   (Class II) (Cost $53,544,719)                             4,712,892   56,554,705    21,836,322      4,438,636
Pioneer Independence VCT Subaccount
   (Class II) (Cost $1,944,740)                                148,638    2,297,936       639,208        277,745
Pioneer International Value VCT Subaccount
   (Class II) (Cost $4,861,347)                                311,690    5,797,434     2,183,464      1,279,250
Pioneer Mid Cap Value VCT Subaccount
   (Class II) (Cost $12,771,072)                               597,147   11,423,418     4,073,375      2,346,082
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
   (Class II) (Cost $5,330,785)                                463,309    6,041,552     1,318,227      1,414,801
Pioneer Real Estate Shares VCT Subaccount
   (Class II) (Cost $8,686,228)                                332,020    7,785,868     3,129,909      3,143,310
Pioneer Small and Mid Cap Growth VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,302,303      3,360,499
Pioneer Small Cap Value VCT Subaccount
   (Class II) (Cost $8,166,182)                                537,895    6,895,810     3,048,226      1,493,412
Pioneer Strategic Income VCT Subaccount
   (Class II) (Cost $22,496,042)                             2,070,700   22,425,511     5,482,330      2,594,109
Pioneer Value VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,177,973      6,745,637
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --           --       108,666        785,626

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     1,781,210     16,109,776
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $12,026,098)                               914,004   12,613,255     1,468,063      2,527,773
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $138,627)                                   10,870      189,891         4,344         10,881

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007.

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
AIM V.I. Mid Cap Core Equity               2007  1,764 1.280 - 1.728     2,855       0.05        1.55 - 2.60         6.40 - 7.60
   Subaccount (Series II)                  2006  1,823 1.203 - 1.606     2,776       0.73        1.55 - 2.60         3.21 - 9.25
                                           2005  1,720 1.112 - 1.470     2,462       0.34        1.55 - 2.60         4.60 - 5.68
                                           2004  1,071 1.067 - 1.391     1,478       0.05        1.55 - 2.50        0.40 - 11.82
                                           2003    204 1.240 - 1.244       253         --        1.55 - 2.10        2.73 - 10.78

AIM V.I. Utilities                         2007  1,270 1.594 - 2.195     2,730       1.94        1.55 - 2.60        8.89 - 18.78
   Subaccount (Series I)                   2006  1,342 1.356 - 1.848     2,436       3.78        1.55 - 2.60       22.27 - 23.53
                                           2005  1,223 1.109 - 1.496     1,802       3.16        1.55 - 2.60      (4.01) - 15.08
                                           2004    525 1.201 - 1.300       677       1.03        1.55 - 2.45       15.48 - 21.44
                                           2003     67 1.064 - 1.068        71       1.93        1.70 - 2.30        6.29 - 12.00

AIM V.I. Capital Appreciation              2007     -- 1.223 - 1.527        --         --        1.55 - 2.60         6.16 - 6.63
   Subaccount (Series II) (a)              2006  4,167 1.152 - 1.432     5,783         --        1.55 - 2.60         3.41 - 4.45
                                           2005  3,728 1.114 - 1.371     5,008         --        1.55 - 2.60        5.79 - 15.98
                                           2004  2,380 1.053 - 1.283     3,034         --        1.55 - 2.60      (0.17) - 12.70
                                           2003     76 1.221 - 1.225        93         --        1.55 - 2.10       (0.16) - 8.99

Alger American Leveraged AllCap            2007  2,017 1.713 - 2.061     4,041         --        1.55 - 2.65      (1.42) - 31.11
   Subaccount (Class S)                    2006  1,428 1.319 - 1.572     2,198         --        1.55 - 2.55       11.13 - 17.14
                                           2005    967 1.138 - 1.342     1,272         --        1.55 - 2.55        7.67 - 18.75
                                           2004    505 1.067 - 1.194       596         --        1.55 - 2.45         2.25 - 6.13
                                           2003     82 1.120 - 1.123        92         --        1.70 - 2.10       (0.09) - 1.73

American Funds Global Growth               2007 11,775 1.622 - 2.221    24,068       2.73        1.55 - 2.60       11.86 - 13.09
   Subaccount (Class 2)                    2006 11,328 1.450 - 1.964    20,624       0.87        1.55 - 2.60       17.31 - 18.53
                                           2005  9,664 1.236 - 1.657    15,033       0.67        1.55 - 2.60       11.15 - 13.63
                                           2004  4,145 1.112 - 1.475     6,038       0.21        1.55 - 2.60        7.00 - 15.54
                                           2003    126 1.313 - 1.320       166       0.01        1.55 - 2.30        5.55 - 20.27

American Funds Growth-Income               2007 28,911 1.260 - 1.670    44,981       1.47        1.55 - 2.60         2.36 - 3.47
   Subaccount (Class 2)                    2006 31,310 1.231 - 1.614    47,376       1.58        1.55 - 2.60       12.22 - 13.42
                                           2005 29,868 1.097 - 1.423    40,223       1.66        1.55 - 2.60         1.72 - 4.17
                                           2004 12,151 1.063 - 1.366    16,338       2.20        1.55 - 2.60        3.46 - 11.03
                                           2003    296 1.249 - 1.257       371       2.55        1.55 - 2.50        6.26 - 15.31

American Funds Growth                      2007 31,127 1.443 - 1.916    55,780       0.76        1.55 - 2.60        9.48 - 10.62
   Subaccount (Class 2)                    2006 33,890 1.318 - 1.732    55,144       0.80        1.55 - 2.60         7.33 - 8.52
                                           2005 32,712 1.228 - 1.596    49,587       0.83        1.55 - 2.60        6.98 - 14.41
                                           2004 13,782 1.084 - 1.395    19,011       0.39        1.55 - 2.60        7.86 - 17.62
                                           2003    379 1.251 - 1.259       476       0.33        1.55 - 2.50        3.55 - 14.08

Credit Suisse Trust Emerging Markets       2007     -- 1.640 - 2.801        --         --        1.55 - 2.65         4.39 - 4.79
   Subaccount (a)                          2006  2,017 1.570 - 2.673     5,065       0.55        1.55 - 2.65       29.03 - 30.45
                                           2005  1,918 1.215 - 2.049     3,679       0.85        1.55 - 2.65        8.00 - 30.59
                                           2004    614 1.163 - 1.626       949       0.39        1.55 - 2.50       11.80 - 23.60
                                           2003     61 1.318 - 1.321        80         --        1.70 - 2.10         4.27 - 7.05

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Credit Suisse Trust Global Small Cap       2007    423 1.317 - 1.738       685         --        1.55 - 2.65     (6.46) - (5.44)
   Subaccount                              2006    504 1.408 - 1.838       883         --        1.55 - 2.65       10.26 - 12.60
                                           2005    447 1.277 - 1.649       697         --        1.55 - 2.65        8.91 - 18.65
                                           2004    295 1.131 - 1.442       417         --        1.55 - 2.45        0.99 - 18.31
                                           2003     11 1.237 - 1.240        13         --        1.70 - 2.10       (0.16) - 6.26

Dreyfus MidCap Stock                       2007  3,080 1.109 - 1.499     4,433       0.30        1.55 - 2.65     (1.29) - (0.20)
   Subaccount (Service Shares)             2006  3,562 1.122 - 1.502     5,177       0.17        1.55 - 2.65         4.91 - 6.00
                                           2005  3,582 1.069 - 1.417     4,927         --        1.55 - 2.65      (1.00) - 12.43
                                           2004  2,376 1.114 - 1.321     3,082       0.38        1.55 - 2.65        4.18 - 19.40
                                           2003    224 1.168 - 1.173       263       0.32        1.70 - 2.50        1.30 - 14.47

Dreyfus Socially Responsible Growth        2007    213 1.165 - 1.360       280       0.27        1.55 - 2.65         4.67 - 5.84
   Subaccount (Service Shares)             2006    239 1.113 - 1.285       297         --        1.55 - 2.65         6.10 - 7.35
                                           2005    244 1.049 - 1.197       283       0.22        1.55 - 2.65         1.20 - 6.78
                                           2004     66 1.167 - 1.174        77       0.12        1.70 - 2.10         2.01 - 4.17
                                           2003     64 1.125 - 1.127        72         --        1.70 - 1.95         2.83 - 6.12

Dreyfus VIF Appreciation                   2007  1,683 1.239 - 1.506     2,400       1.56        1.55 - 2.50         4.50 - 5.46
   Subaccount (Initial Shares)             2006  1,850 1.185 - 1.428     2,519       1.56        1.55 - 2.50       13.59 - 14.70
                                           2005  1,820 1.042 - 1.245     2,177       0.01        1.55 - 2.50         1.76 - 2.72
                                           2004    874 1.022 - 1.212     1,048       3.31        1.55 - 2.50         2.02 - 5.46
                                           2003    123 1.167 - 1.170       144       1.57        1.70 - 2.15        4.93 - 10.30

Dreyfus VIF Developing Leaders             2007  5,952 0.986 - 1.313     7,238       0.75        1.55 - 2.60   (13.36) - (12.41)
   Subaccount (Initial Shares)             2006  6,138 1.138 - 1.499     8,580       0.40        1.55 - 2.60         1.07 - 2.18
                                           2005  5,911 1.126 - 1.467     8,236         --        1.55 - 2.60         2.35 - 4.19
                                           2004  2,867 1.093 - 1.408     3,977       0.44        1.55 - 2.50        7.85 - 16.61
                                           2003     98 1.276 - 1.285       125       0.04        1.55 - 2.50      (0.47) - 14.12

DWS VIT Equity 500 Index                   2007  4,714 1.155 - 1.179     5,511       1.14        1.55 - 2.45         2.30 - 3.24
   Subaccount (Class 2)                    2006  4,482 1.129 - 1.142     5,093       0.80        1.55 - 2.45        3.57 - 13.41
                                           2005  4,582 1.004 - 1.007     4,608         --        1.55 - 2.45         0.40 - 0.70

DWS VIT RREEF Real Estate Securities       2007  2,881 1.426 - 1.830     5,103       0.86        1.55 - 2.65   (18.51) - (17.64)
   Subaccount (Class B)                    2006  2,994 1.750 - 2.222     6,472         --        1.55 - 2.65       33.49 - 34.99
                                           2005  3,081 1.311 - 1.646     4,952       2.59        1.55 - 2.65      (1.69) - 17.37
                                           2004  2,085 1.211 - 1.501     3,104       0.29        1.55 - 2.50        1.92 - 35.53
                                           2003    217 1.163 - 1.165       252         --        1.70 - 2.10        9.91 - 13.67

DWSI Global Opportunities                  2007  1,780 1.722 - 2.278     3,807       1.00        1.55 - 2.65         6.08 - 7.25
   Subaccount (Class B)                    2006  1,696 1.619 - 2.124     3,375       0.93        1.55 - 2.50       18.87 - 20.00
                                           2005  1,726 1.361 - 1.770     2,877       0.33        1.55 - 2.50        3.71 - 16.22
                                           2004    826 1.195 - 1.523     1,225         --        1.55 - 2.50        2.72 - 20.75
                                           2003     63 1.252 - 1.253        79         --        1.95 - 2.10        7.19 - 11.79

DWSII Balanced                             2007  2,997 1.143 - 1.269     3,697       2.97        1.55 - 2.50         1.84 - 2.75
   Subaccount (Class B)                    2006  3,359 1.122 - 1.235     4,050       2.19        1.55 - 2.50         5.97 - 8.14
                                           2005  3,989 1.047 - 1.142     4,471       1.82        1.55 - 2.50         0.48 - 4.74
                                           2004  2,374 1.032 - 1.116     2,622       0.47        1.55 - 2.50         2.23 - 5.55
                                           2003     40 1.062 - 1.065        43         --        1.70 - 2.10         0.09 - 5.14

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSI Bond                                  2007    508 1.024 - 1.047       526       6.28        1.55 - 2.40         0.39 - 2.25
   Subaccount (Class B)                    2006    164 1.011 - 1.024       167       3.60        1.55 - 2.40         1.81 - 2.71
                                           2005     52 0.993 - 0.997        51         --        1.55 - 2.40       (1.00) - 0.91

DWSI Capital Growth                        2007  5,507 1.228 - 1.488     7,943       0.26        1.55 - 2.65      (1.15) - 10.47
   Subaccount (Class B)                    2006  6,117 1.123 - 1.347     8,019       0.20        1.55 - 2.65       (0.46) - 6.48
                                           2005  3,509 1.100 - 1.265     4,338       0.22        1.55 - 2.65        3.48 - 11.97
                                           2004    792 1.055 - 1.184       929       0.08        1.55 - 2.45         3.27 - 5.73
                                           2003     66 1.114 - 1.117        74         --        1.70 - 2.10        2.76 - 10.19

DWSI Growth & Income                       2007  4,547 1.124 - 1.411     6,121       0.87        1.55 - 2.65     (1.71) - (0.56)
   Subaccount (Class B)                    2006  5,105 1.142 - 1.419     6,944       0.56        1.55 - 2.65        0.83 - 11.56
                                           2005  3,621 1.106 - 1.272     4,463       0.86        1.55 - 2.65         3.07 - 9.45
                                           2004  2,537 1.080 - 1.222     3,053       0.16        1.55 - 2.50        1.60 - 10.43
                                           2003    102 1.127 - 1.129       115         --        1.70 - 2.10         4.83 - 9.41

DWSI Health Care                           2007  2,035 1.222 - 1.490     2,893         --        1.55 - 2.65        9.88 - 11.11
   Subaccount (Class B)                    2006  2,070 1.110 - 1.341     2,653         --        1.55 - 2.65         1.37 - 4.20
                                           2005  2,153 1.077 - 1.287     2,657         --        1.55 - 2.65         0.00 - 8.95
                                           2004  1,239 1.037 - 1.210     1,477         --        1.55 - 2.65       (1.95) - 7.57
                                           2003    101 1.122 - 1.123       113         --        1.95 - 2.10         7.06 - 7.57

DWSII International                        2007  2,826 1.739 - 2.151     5,792       1.99        1.55 - 2.65       11.26 - 12.50
   Subaccount (Class B)                    2006  2,931 1.563 - 1.912     5,373       1.60        1.55 - 2.65        2.54 - 23.51
                                           2005  1,833 1.280 - 1.548     2,772       1.25        1.55 - 2.65        3.79 - 17.79
                                           2004  1,332 1.137 - 1.359     1,788       0.37        1.55 - 2.50        3.22 - 15.28
                                           2003     53 1.184 - 1.185        62         --        1.90 - 2.10        9.33 - 15.61

DWSII Strategic Income                     2007  4,106 1.120 - 1.207     4,713       5.81        1.55 - 2.65         2.25 - 3.45
   Subaccount (Class B)                    2006  4,484 1.093 - 1.173     5,005       4.22        1.55 - 2.65         5.92 - 7.10
                                           2005  4,407 1.031 - 1.100     4,617       6.60        1.55 - 2.65       (1.00) - 0.83
                                           2004  2,492 1.037 - 1.058     2,605         --        1.55 - 2.65        1.65 - 10.64
                                           2003    268 0.983 - 0.985       263         --        1.95 - 2.30         2.50 - 3.69

DWSII Blue Chip                            2007  3,729 1.326 - 1.639     5,880       0.68        1.55 - 2.65         0.45 - 1.55
   Subaccount (Class B)                    2006  3,736 1.316 - 1.614     5,850       0.47        1.55 - 2.65       12.15 - 13.42
                                           2005  3,865 1.171 - 1.423     5,358       0.49        1.55 - 2.65         4.28 - 8.38
                                           2004  2,316 1.109 - 1.318     3,006       0.04        1.55 - 2.65        1.56 - 14.41
                                           2003    113 1.155 - 1.156       131         --        1.90 - 2.10        5.19 - 15.48

DWSII Conservative Allocation              2007  9,308 1.099 - 1.203    11,017       1.99        1.55 - 2.55         2.04 - 3.08
   Subaccount (Class B)                    2006  9,737 1.077 - 1.167    11,228       1.02        1.55 - 2.55         6.11 - 7.16
                                           2005  6,416 1.015 - 1.089     6,925         --        1.55 - 2.55         1.12 - 3.35
                                           2004  2,298 1.056 - 1.060     2,431         --        1.55 - 2.45         1.54 - 4.75

DWSII Core Fixed Income                    2007  6,432 1.007 - 1.077     6,718       3.83        1.55 - 2.65         0.30 - 2.11
   Subaccount (Class B)                    2006  6,082 0.997 - 1.060     6,243       3.26        1.55 - 2.65         1.22 - 2.36
                                           2005  6,450 0.985 - 1.041     6,499       3.03        1.55 - 2.65       (1.70) - 0.78
                                           2004  5,115 0.993 - 1.015     5,159       0.48        1.55 - 2.65         0.20 - 3.86
                                           2003    189 0.986 - 0.990       186         --        1.70 - 2.30         1.12 - 3.02

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Davis Venture Value                  2007  6,710 1.281 - 1.581    10,209       0.32        1.55 - 2.65         1.43 - 2.53
   Subaccount (Class B)                    2006  6,525 1.263 - 1.542     9,723       0.26        1.55 - 2.65       11.38 - 12.64
                                           2005  6,219 1.134 - 1.369     8,265       0.34        1.55 - 2.65         2.89 - 8.00
                                           2004  4,121 1.068 - 1.273     5,180       0.01        1.55 - 2.50         1.94 - 9.48
                                           2003    185 1.156 - 1.160       214         --        1.70 - 2.30        5.65 - 16.06

DWSII Dreman High Return Equity            2007 11,712 1.138 - 1.547    17,531       1.06        1.55 - 2.65     (4.77) - (3.67)
   Subaccount (Class B)                    2006 12,289 1.194 - 1.606    19,166       1.21        1.55 - 2.65       15.11 - 16.40
                                           2005  8,634 1.036 - 1.380    11,585       1.11        1.55 - 2.65         1.07 - 6.28
                                           2004  4,520 1.113 - 1.304     5,841       0.28        1.55 - 2.65        3.20 - 14.51
                                           2003    182 1.159 - 1.164       212         --        1.70 - 2.50        5.63 - 19.06

DWSII Dreman Small Mid Cap Value           2007  4,202 1.306 - 2.067     8,142       0.59        1.55 - 2.65       (0.07) - 1.13
   Subaccount (Class B)                    2006  4,783 1.305 - 2.044     9,263       0.38        1.55 - 2.65       21.35 - 22.62
                                           2005  4,743 1.075 - 1.667     7,470       0.30        1.55 - 2.65       (0.87) - 9.34
                                           2004  2,539 1.165 - 1.542     3,800       0.17        1.55 - 2.65        2.35 - 23.90
                                           2003    201 1.244 - 1.246       250         --        1.70 - 2.10        9.60 - 20.66

DWSII Global Thematic                      2007  2,430 1.540 - 2.137     4,975       0.24        1.55 - 2.60         3.15 - 4.24
   Subaccount (Class B)                    2006  2,262 1.493 - 2.050     4,473       0.18        1.55 - 2.60       11.58 - 27.65
                                           2005  1,912 1.343 - 1.606     2,960         --        1.55 - 2.60       10.48 - 21.70
                                           2004  1,176 1.123 - 1.332     1,532       0.44        1.55 - 2.50        2.72 - 18.68
                                           2003    109 1.179 - 1.180       128         --        1.95 - 2.10         7.08 - 8.16

DWSII Government & Agency Securities       2007  1,408 1.032 - 1.089     1,496       4.15        1.55 - 2.65         2.69 - 3.93
   Subaccount (Class B)                    2006  1,537 1.005 - 1.054     1,581       3.22        1.55 - 2.65         1.11 - 2.15
                                           2005  1,466 0.994 - 1.037     1,481       3.53        1.55 - 2.65       (0.40) - 0.98
                                           2004  1,224 0.998 - 1.015     1,234       0.84        1.55 - 2.65       (0.20) - 2.54
                                           2003    182         0.995       181         --        1.95 - 2.10       (0.30) - 2.05

DWSII Growth Allocation                    2007 13,744 1.171 - 1.320    17,860       1.96        1.55 - 2.55         2.90 - 3.94
   Subaccount (Class B)                    2006 15,021 1.138 - 1.270    18,857       0.79        1.55 - 2.55        9.85 - 10.92
                                           2005 15,355 1.036 - 1.145    17,467         --        1.55 - 2.55       (0.09) - 8.13
                                           2004  4,429 1.094 - 1.097     4,852         --        1.55 - 2.30         0.64 - 7.78

DWSII High Income                          2007  3,876 1.048 - 1.319     4,937       7.46        1.55 - 2.65     (2.14) - (1.05)
   Subaccount (Class B)                    2006  4,372 1.070 - 1.333     5,671       7.05        1.55 - 2.65         7.25 - 8.46
                                           2005  4,575 0.997 - 1.229     5,497       8.44        1.55 - 2.65         0.17 - 2.47
                                           2004  2,742 1.082 - 1.207     3,274       1.96        1.55 - 2.65        1.01 - 10.25
                                           2003    186 1.088 - 1.093       202         --        1.70 - 2.50        4.50 - 10.86

DWSII International Select Equity          2007  2,994 1.545 - 2.224     6,358       2.15        1.55 - 2.65       13.14 - 14.40
   Subaccount (Class B)                    2006  2,721 1.364 - 1.944     5,021       1.61        1.55 - 2.65       21.80 - 23.12
                                           2005  2,731 1.119 - 1.579     4,097       2.29        1.55 - 2.65        2.68 - 15.80
                                           2004  1,580 1.150 - 1.407     2,192       0.11        1.55 - 2.50        2.88 - 22.00
                                           2003     68 1.206 - 1.210        82         --        1.95 - 2.50        6.35 - 20.40

DWSII Janus Growth & Income                2007  1,543 1.193 - 1.501     2,243       0.21        1.55 - 2.65         3.42 - 4.60
   Subaccount (Class B)                    2006  1,762 1.152 - 1.435     2,458       0.24        1.55 - 2.65         2.89 - 6.30
                                           2005  1,755 1.095 - 1.350     2,314         --        1.55 - 2.65        4.16 - 10.02
                                           2004  1,146 1.099 - 1.227     1,383         --        1.55 - 2.65        4.35 - 13.58
                                           2003    204 1.116 - 1.121       229         --        1.70 - 2.50        6.08 - 11.23

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Large Cap Value                      2007  2,093 1.311 - 1.581     3,178       1.30        1.55 - 2.65        9.80 - 11.03
   Subaccount (Class B)                    2006  2,093 1.104 - 1.424     2,876       1.17        1.55 - 2.65       11.90 - 13.20
                                           2005  2,178 0.985 - 1.258     2,650       1.42        1.55 - 2.65       (1.10) - 1.52
                                           2004  1,853 1.078 - 1.258     2,291       0.23        1.55 - 2.65         1.55 - 9.81
                                           2003    122 1.159 - 1.164       142         --        1.70 - 2.50        8.22 - 15.26

DWSII Mid Cap Growth                       2007    635 1.327 - 1.555       964         --        1.55 - 2.45         5.32 - 6.29
   Subaccount (Class B)                    2006    620 1.260 - 1.463       888         --        1.55 - 2.45        3.35 - 12.95
                                           2005    536 1.168 - 1.344       705         --        1.55 - 2.45        5.69 - 12.85
                                           2004    413 1.044 - 1.191       486         --        1.55 - 2.45        0.94 - 16.70
                                           2003     17         1.164        19         --               2.10              (0.26)

DWSII Moderate Allocation                  2007 13,894 1.135 - 1.260    17,238       2.22        1.55 - 2.55         2.44 - 3.45
   Subaccount (Class B)                    2006 14,481 1.108 - 1.218    17,442       0.87        1.55 - 2.55         8.10 - 9.24
                                           2005 14,106 1.025 - 1.115    15,627         --        1.55 - 2.55         2.60 - 5.84
                                           2004  4,088 1.075 - 1.078     4,398         --        1.55 - 2.30         1.42 - 6.22

DWSII Money Market                         2007  4,611 1.012 - 1.047     4,765       4.40        1.55 - 2.55         0.79 - 2.95
   Subaccount (Class B)                    2006  4,882 0.990 - 1.017     4,920       4.19        1.55 - 2.55         1.60 - 2.62
                                           2005  3,008 0.972 - 1.000     2,965       2.52        1.55 - 2.55         0.10 - 0.92
                                           2004  2,361 0.971 - 0.987     2,311       0.61        1.55 - 2.30     (1.52) - (0.40)
                                           2003    290 0.989 - 0.992       288       0.10        1.55 - 2.10     (0.50) - (0.20)

DWSII Small Cap Growth                     2007  2,345 1.093 - 1.396     3,151         --        1.55 - 2.65         3.01 - 4.18
   Subaccount (Class B)                    2006  2,352 1.060 - 1.340     3,043         --        1.55 - 2.65         1.99 - 3.24
                                           2005  2,131 1.037 - 1.298     2,688         --        1.55 - 2.65      (0.36) - 11.53
                                           2004    970 1.064 - 1.235     1,185         --        1.55 - 2.65        0.49 - 22.16
                                           2003     87 1.132 - 1.133        98         --        1.90 - 2.10         0.27 - 8.21

DWSII Technology                           2007  1,159 1.138 - 1.372     1,543         --        1.55 - 2.65      (3.20) - 12.09
   Subaccount (Class B)                    2006  1,004 1.025 - 1.224     1,192         --        1.55 - 2.65     (7.55) - (1.13)
                                           2005  1,127 1.045 - 1.238     1,363       0.12        1.55 - 2.65        0.58 - 15.49
                                           2004    818 1.043 - 1.217       976         --        1.55 - 2.65      (0.66) - 13.62
                                           2003    114 1.215 - 1.217       139         --        1.70 - 2.10        3.58 - 15.48

DWSII Turner Mid Cap Growth                2007  1,456 1.374 - 1.869     2,586         --        1.55 - 2.65        0.73 - 23.20
   Subaccount (Class B)                    2006  1,459 1.127 - 1.517     2,114         --        1.55 - 2.65       (6.86) - 4.62
                                           2005  1,467 1.187 - 1.450     2,052         --        1.55 - 2.65        4.62 - 12.38
                                           2004  1,107 1.097 - 1.324     1,451         --        1.55 - 2.50        6.10 - 12.71
                                           2003     92 1.210 - 1.213       111         --        1.95 - 2.30        2.36 - 16.01

Fidelity VIP Contrafund                    2007 13,481 1.559 - 2.046    25,967       0.78        1.55 - 2.60        1.63 - 15.46
   Subaccount (Service Class 2)            2006 13,276 1.364 - 1.772    22,196       1.00        1.55 - 2.60         8.51 - 9.72
                                           2005 11,559 1.257 - 1.615    17,783       0.08        1.55 - 2.60       11.70 - 17.26
                                           2004  4,082 1.107 - 1.406     5,658       0.03        1.55 - 2.50        5.13 - 16.00
                                           2003     98 1.234 - 1.240       121         --        1.55 - 2.30        0.24 - 16.70

Fidelity VIP Dynamic Capital Appreciation  2007    913 1.436 - 1.654     1,484       0.10        1.55 - 2.50         4.08 - 5.08
   Subaccount (Service Class 2)            2006    988 1.373 - 1.574     1,533       0.24        1.55 - 2.50       10.95 - 12.03
                                           2005  1,020 1.232 - 1.405     1,417         --        1.55 - 2.50       17.70 - 26.48
                                           2004    387 1.042 - 1.182       454         --        1.55 - 2.50      (0.85) - 16.29
                                           2003    115 1.181 - 1.185       136         --        1.55 - 2.10         3.32 - 7.36

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Fidelity VIP Mid Cap                       2007 13,188 1.734 - 2.529    30,667       0.49        1.55 - 2.60       12.38 - 13.56
   Subaccount (Service Class 2)            2006 13,669 1.543 - 2.227    27,993       0.17        1.55 - 2.60        9.51 - 10.63
                                           2005 12,662 1.409 - 2.013    23,741         --        1.55 - 2.60       14.37 - 16.22
                                           2004  4,744 1.227 - 1.732     8,105         --        1.55 - 2.50       14.03 - 25.97
                                           2003    135 1.402 - 1.411       190         --        1.55 - 2.50        5.22 - 12.57

FTVIPT Franklin Rising Dividends           2007  9,440 1.168 - 1.495    13,498       2.39        1.55 - 2.60     (5.19) - (4.23)
   Securities Subaccount (Class 2)         2006  9,632 1.232 - 1.561    14,539       1.05        1.55 - 2.60       14.18 - 15.37
                                           2005  8,404 1.079 - 1.353    11,153       0.90        1.55 - 2.60       (0.31) - 4.84
                                           2004  4,561 1.074 - 1.329     6,023       0.26        1.55 - 2.50        0.40 - 12.39
                                           2003     68 1.211 - 1.216        82         --        1.55 - 2.10        1.68 - 13.22

FTVIPT Franklin Small Mid-Cap Growth       2007  4,323 1.270 - 1.772     7,329         --        1.55 - 2.60         8.36 - 9.52
   Securities Subaccount (Class 2)         2006  3,318 1.172 - 1.618     5,110         --        1.55 - 2.60       (2.74) - 7.01
                                           2005  2,841 1.106 - 1.512     4,165         --        1.55 - 2.60         2.12 - 9.27
                                           2004  1,763 1.083 - 1.465     2,564         --        1.55 - 2.60        3.04 - 14.35
                                           2003    121 1.330 - 1.335       161         --        1.55 - 2.10       (0.82) - 6.12

FTVIPT Templeton Developing Markets        2007  5,256 2.449 - 3.645    17,563       2.20        1.55 - 2.60        1.06 - 26.83
   Securities Subaccount (Class 2)         2006  5,399 1.952 - 2.874    14,370       1.05        1.55 - 2.60       24.81 - 26.11
                                           2005  4,916 1.564 - 2.279    10,404       1.19        1.55 - 2.60       22.19 - 26.88
                                           2004  1,742 1.261 - 1.816     3,128       1.52        1.55 - 2.50        5.88 - 28.51
                                           2003     12 1.474 - 1.479        17         --        1.55 - 2.10        5.57 - 21.63

FTVIPT Templeton Foreign Securities        2007 10,181 1.650 - 2.303    21,786       2.00        1.55 - 2.60       12.47 - 13.67
   Subaccount (Class 2)                    2006 10,416 1.467 - 2.026    19,734       1.22        1.55 - 2.60       18.40 - 19.60
                                           2005  9,400 1.239 - 1.694    15,074       1.14        1.55 - 2.60        6.60 - 10.44
                                           2004  3,390 1.153 - 1.562     5,239       0.57        1.55 - 2.60        4.34 - 16.82
                                           2003    195 1.333 - 1.338       260         --        1.55 - 2.10         6.28 - 9.80

Janus Aspen Global Life Sciences           2007    167 1.796 - 1.860       306         --        1.55 - 2.30       18.94 - 19.85
   Subaccount (Service Shares)             2006    156 1.510 - 1.552       238         --        1.55 - 2.30         3.92 - 4.65
                                           2005    157 1.453 - 1.483       230         --        1.55 - 2.30        9.74 - 10.67
                                           2004    157 1.324 - 1.340       209         --        1.55 - 2.30        1.07 - 12.42
                                           2003     15 1.189 - 1.192        18         --        1.55 - 1.95         7.02 - 8.96

Janus Aspen Global Technology              2007  1,559 1.433 - 1.918     2,856       0.65        1.55 - 2.40        8.62 - 19.80
   Subaccount (Service Shares)             2006    659 1.206 - 1.601       999         --        1.55 - 2.40         5.24 - 6.17
                                           2005    536 1.146 - 1.508       766         --        1.55 - 2.40        4.56 - 23.46
                                           2004    279 1.217 - 1.373       381         --        1.55 - 2.30       (1.37) - 3.49
                                           2003      9 1.382 - 1.386        12         --        1.55 - 1.95       (0.86) - 9.05

Janus Aspen Worldwide Growth               2007    176 1.635 - 1.677       290       0.57        1.55 - 2.10         7.07 - 7.64
   Subaccount (Service Shares)             2006    163 1.515 - 1.558       251       1.64        1.55 - 2.30       12.31 - 16.18
                                           2005    165 1.322 - 1.341       219       1.34        1.55 - 2.10         3.36 - 3.95
                                           2004    106 1.279 - 1.290       136       1.18        1.55 - 2.10       (4.19) - 2.87
                                           2003     30 1.250 - 1.254        38       0.25        1.55 - 1.95       11.76 - 13.53

LMPVET Aggressive Growth
   Subaccount (Class I) (b)                2007  4,852 1.203 - 1.602     7,204         --        1.55 - 2.50     (5.02) - (4.42)

LMPVET Aggressive Growth
   Subaccount (Class II) (b)               2007  4,748 1.185 - 1.566     6,941         --        1.55 - 2.60     (5.20) - (4.51)

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVET Appreciation
   Subaccount (Class I) (b)                2007  1,072 1.260 - 1.591     1,646       1.02        1.55 - 2.40         2.27 - 2.84

LMPVET Equity Index                        2007  8,658 1.253 - 1.581    13,108       1.57        1.55 - 2.50         2.37 - 3.27
   Subaccount (Class II)                   2006  9,130 1.224 - 1.531    13,422       1.34        1.55 - 2.50       12.22 - 13.41
                                           2005  9,144 1.089 - 1.350    11,923       1.48        1.55 - 2.50         1.70 - 8.80
                                           2004  5,183 1.072 - 1.316     6,722       3.15        1.55 - 2.50        5.08 - 10.47
                                           2003    239 1.208 - 1.212       290       1.73        1.55 - 2.10        5.49 - 14.81

LMPVET Fundamental Value
   Subaccount (ClassI) (b)                 2007  2,906 1.215 - 1.659     4,590       1.21        1.55 - 2.60     (5.70) - (5.04)

LMPVET Investors                           2007  1,909 1.331 - 1.730     3,080       1.24        1.55 - 2.50         1.35 - 2.31
   Subaccount (Class I)                    2006  1,948 1.308 - 1.691     3,092       1.66        1.55 - 2.50       15.32 - 16.46
                                           2005  1,832 1.129 - 1.452     2,550       1.40        1.55 - 2.50         3.89 - 4.84
                                           2004  1,277 1.081 - 1.385     1,743       3.68        1.55 - 2.50         7.66 - 9.86
                                           2003     55 1.266 - 1.274        70       2.35        1.55 - 2.50        5.64 - 13.55

LMPVET Large Cap Growth
   Subaccount (ClassI) (b)                 2007  1,812 1.077 - 1.426     2,440       0.04        1.55 - 2.50     (1.16) - (0.56)

LMPVET Small Cap Growth                    2007  2,663 1.402 - 2.013     4,921         --        1.55 - 2.60         7.19 - 8.28
   Subaccount (Class I)                    2006  2,870 1.308 - 1.859     4,926         --        1.55 - 2.60        9.92 - 11.05
                                           2005  2,880 1.190 - 1.674     4,492         --        1.55 - 2.60         1.10 - 3.27
                                           2004  1,599 1.166 - 1.621     2,522         --        1.55 - 2.50        1.39 - 25.00
                                           2003    192 1.425 - 1.430       274         --        1.55 - 2.10        3.63 - 21.29

LMPVET Social Awareness                    2007    823 1.202 - 1.263     1,016       1.40        1.55 - 2.50         8.09 - 9.21
   Subaccount                              2006    816 1.112 - 1.162       926       0.55        1.55 - 2.50         5.10 - 6.05
                                           2005    727 1.058 - 1.102       779       0.91        1.55 - 2.50         1.83 - 4.08
                                           2004    267 1.039 - 1.077       278       1.43        1.55 - 2.50        0.00 - 12.42

LMPVPI All Cap                             2007     -- 1.296 - 1.747        --       0.29        1.55 - 2.50         4.66 - 4.92
   Subaccount (Class I) (a)                2006  2,869 1.238 - 1.665     4,544       1.39        1.55 - 2.50       15.19 - 16.27
                                           2005  2,874 1.074 - 1.432     3,928       1.02        1.55 - 2.50        1.45 - 10.49
                                           2004  1,925 1.059 - 1.398     2,644       1.09        1.55 - 2.50        5.68 - 13.60
                                           2003    186 1.302 - 1.311       244       0.54        1.55 - 2.50        7.83 - 16.37

LMPVPI All Cap                             2007     -- 1.233 - 1.261        --       0.04        1.55 - 2.60         2.53 - 4.82
   Subaccount (Class II) (a)               2006    188 1.180 - 1.203       225       2.20        1.55 - 2.60        4.93 - 16.01
                                           2005     23 1.027 - 1.037        23       0.63        1.55 - 2.60         1.58 - 8.02

LMPVPII Growth and Income                  2007     -- 1.232 - 1.547        --       0.06        1.55 - 2.40         4.14 - 4.46
   Subaccount (Class I) (a)                2006  1,170 1.183 - 1.481     1,670       0.41        1.55 - 2.40        9.74 - 11.84
                                           2005  1,151 1.078 - 1.338     1,490       0.41        1.55 - 2.40         1.22 - 2.06
                                           2004    878 1.065 - 1.311     1,134       2.13        1.55 - 2.40         2.36 - 8.77
                                           2003     57 1.225 - 1.229        70       0.55        1.55 - 1.95         5.06 - 7.24

LMPVPI Large Cap Growth                    2007     -- 1.087 - 1.434        --         --        1.55 - 2.50         3.83 - 4.16
   Subaccount (Class I) (a)                2006  2,012 1.045 - 1.377     2,611         --        1.55 - 2.50         1.68 - 2.68
                                           2005  2,073 1.023 - 1.341     2,653       0.02        1.55 - 2.50         2.67 - 3.55
                                           2004  1,359 0.992 - 1.295     1,723       0.39        1.55 - 2.50      (4.19) - 13.94
                                           2003    106 1.303 - 1.308       139         --        1.55 - 2.10        3.66 - 14.44

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVPII Aggressive Growth                  2007     -- 1.266 - 1.676        --         --        1.55 - 2.50         3.26 - 3.52
   Subaccount (Class I) (a)                2006  5,658 1.226 - 1.619     8,461         --        1.55 - 2.50         8.32 - 9.39
                                           2005  5,529 1.131 - 1.480     7,653         --        1.55 - 2.50        7.13 - 17.99
                                           2004  2,209 1.056 - 1.368     2,975         --        1.55 - 2.50      (1.53) - 13.30
                                           2003    122 1.265 - 1.274       155         --        1.55 - 2.50        4.20 - 13.14

LMPVPII Aggressive Growth                  2007     -- 1.250 - 1.640        --         --        1.55 - 2.60         3.14 - 3.47
   Subaccount (Class II) (a)               2006  4,745 1.212 - 1.585     7,132         --        1.55 - 2.60         7.93 - 9.08
                                           2005  3,681 1.123 - 1.453     5,212         --        1.55 - 2.60        6.85 - 17.48
                                           2004  2,435 1.051 - 1.346     3,257         --        1.55 - 2.60      (0.89) - 10.69
                                           2003    146 1.252 - 1.257       184         --        1.55 - 2.10       (0.08) - 7.45

LMPVET Capital and Income
   Subaccount (Class II) (b)               2007  3,621 1.086 - 1.372     4,781       1.23        1.55 - 2.70       (1.75) - 0.00

LMPVIT Adjustable Rate Income              2007  2,401 0.985 - 1.026     2,424       4.35        1.55 - 2.50     (1.10) - (0.19)
   Subaccount                              2006  2,895 0.996 - 1.028     2,941       4.21        1.55 - 2.60         1.41 - 2.49
                                           2005  3,439 0.981 - 1.003     3,417       3.88        1.55 - 2.60       (0.20) - 0.80
                                           2004  1,531 0.983 - 0.999     1,515       2.81        1.55 - 2.60     (0.91) - (0.10)
                                           2003     24 0.998 - 0.999        24       0.46        1.55 - 1.70         0.00 - 0.10

LMPVPI Total Return                        2007     -- 1.096 - 1.372        --       0.57        1.55 - 2.70         2.42 - 2.85
   Subaccount (Class II) (a)               2006  3,314 1.069 - 1.334     4,295       2.23        1.55 - 2.70        2.00 - 10.52
                                           2005  2,172 1.056 - 1.207     2,591       2.12        1.55 - 2.60       (0.85) - 3.22
                                           2004  1,125 1.117 - 1.191     1,333       4.47        1.55 - 2.50         0.09 - 6.82
                                           2003     80 1.112 - 1.115        89       0.77        1.55 - 1.95         3.15 - 8.58

Lord Abbett Growth and Income              2007     -- 1.308 - 1.682        --         --        1.55 - 2.60         3.62 - 3.89
   Subaccount (Class VC) (a)               2006  9,932 1.262 - 1.619    15,035       1.28        1.55 - 2.60       14.21 - 15.48
                                           2005  9,339 1.105 - 1.402    12,372       1.31        1.55 - 2.60         0.74 - 4.69
                                           2004  3,180 1.099 - 1.379     4,334       2.24        1.55 - 2.50        2.01 - 14.21
                                           2003    169 1.239 - 1.243       210       1.69        1.55 - 2.10        4.98 - 12.93

Lord Abbett Mid-Cap Value                  2007     -- 1.477 - 1.995        --         --        1.55 - 2.50        9.90 - 10.22
   Subaccount (Class VC) (a)               2006  7,690 1.343 - 1.810    13,037       0.49        1.55 - 2.50        9.46 - 10.50
                                           2005  8,163 1.226 - 1.638    12,646       0.58        1.55 - 2.50        5.55 - 13.54
                                           2004  3,089 1.160 - 1.537     4,701       0.80        1.55 - 2.50        3.66 - 21.96
                                           2003    108 1.252 - 1.257       136       2.19        1.70 - 2.30        7.90 - 16.90

MIST Batterymarch Mid-Cap Stock            2007  3,112 1.302 - 1.792     5,296       0.31        1.55 - 2.60         3.33 - 4.43
   Subaccount (Class A)                    2006  3,217 1.260 - 1.716     5,268         --        1.55 - 2.60     (5.48) - (4.77)

MIST BlackRock High Yield                  2007  9,128 1.152 - 1.331    11,725       5.40        1.44 - 2.39       (3.11) - 1.14
   Subaccount (Class A)                    2006  4,114 1.157 - 1.316     5,267         --        1.55 - 2.50         4.78 - 5.45

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)                2007  2,586 1.415 - 1.724     4,252         --        1.55 - 2.60     (0.77) - (0.06)

MIST BlackRock Large-Cap Core              2007     -- 1.426 - 1.725        --       0.69        1.55 - 2.60        4.53 - 4.86
   Subaccount (Class A) (a)                2006  3,099 1.364 - 1.645     4,905         --        1.55 - 2.60         5.17 - 5.92

MIST Dreman Small-Cap Value                2007    381 1.293 - 1.322       499         --        1.55 - 2.40     (3.29) - (2.51)
   Subaccount (Class A)                    2006    276 1.335 - 1.356       371       0.64        1.55 - 2.50       (0.37) - 9.48

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Harris Oakmark International          2007  3,949 1.477 - 1.924     7,220       0.95        1.54 - 2.59     (3.40) - (2.34)
   Subaccount (Class A)                    2006  3,322 1.529 - 1.970     6,267         --        1.51 - 2.56        9.45 - 17.50

MIST Janus Forty                           2007  5,161 1.717 - 2.172    10,611       0.17        1.55 - 2.60       27.09 - 28.44
   Subaccount (Class A)                    2006  5,188 1.351 - 1.691     8,292         --        1.55 - 2.60         1.87 - 2.55

MIST Lazard Mid-Cap
   Subaccount (Class B) (b)                2007    385 1.105 - 1.127       430         --        1.55 - 2.30   (12.79) - (12.36)

MIST Legg Mason Partners Managed           2007  3,583 1.197 - 1.240     4,379       2.38        1.55 - 2.50         3.73 - 4.73
   Assets Subaccount (Class A)             2006  3,675 1.154 - 1.186     4,309         --        1.55 - 2.50         5.00 - 5.71

MIST Lord Abbett Bond Debenture            2007  2,966 1.180 - 1.387     3,988       5.58        1.55 - 2.50         4.24 - 5.24
   Subaccount (Class A)                    2006  3,146 1.131 - 1.318     4,037         --        1.55 - 2.50         4.17 - 4.77

MIST Lord Abbett Growth and Income         2007 26,022 1.084 - 1.104    28,509       0.53        1.30 - 2.35       (2.43) - 2.41
  Subaccount (Class B)                     2006 14,276 1.071 - 1.078    15,344         --        1.30 - 2.25         6.99 - 7.69

MIST Lord Abbett Mid-Cap Value             2007 11,639 1.045 - 1.062    12,277       0.03        1.55 - 2.50    (10.68) - (0.93)
   Subaccount (Class B)                    2006    100 1.066 - 1.072       107         --        1.55 - 2.40      (0.47) - 14.41

MIST Met/AIM Capital Appreciation          2007  1,935 1.267 - 1.596     2,899       0.09        1.55 - 2.60        9.04 - 10.14
   Subaccount (Class A)                    2006  2,015 1.162 - 1.449     2,762       0.18        1.55 - 2.60     (1.86) - (1.16)

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (b)                2007  4,459 1.253 - 1.574     6,777         --        1.55 - 2.60         2.45 - 3.08

MIST Met/AIM Small Cap Growth              2007    320 1.358 - 1.388       439         --        1.55 - 2.40         8.81 - 9.72
   Subaccount (Class A)                    2006    151 1.248 - 1.265       190         --        1.55 - 2.40      (1.27) - 14.44

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)                2007  1,831 2.040 - 3.509     6,019         --        1.55 - 2.65       24.32 - 25.28

MIST MFS Research International
   Subaccount (Class B) (b)                2007    898 1.798 - 2.326     2,036         --        1.55 - 2.30       (2.43) - 4.49

MIST MFS Value                             2007  6,311 1.425 - 1.475     9,216         --        1.55 - 2.50         5.01 - 5.96
   Subaccount (Class A)                    2006  5,845 1.357 - 1.399     8,086       1.33        1.55 - 2.50        9.79 - 10.56

MIST Neuberger Berman Real Estate          2007 12,750 1.006 - 1.024    12,977       1.09        1.55 - 2.60   (17.00) - (16.13)
   Subaccount (Class A)                    2006 14,706 1.212 - 1.221    17,906         --        1.55 - 2.60       20.84 - 21.73

MIST Oppenheimer Capital Appreciation      2007  6,037 1.115 - 1.134     6,810         --        1.55 - 2.60       11.39 - 12.50
   Subaccount (Class B)                    2006  5,584 1.001 - 1.008     5,617         --        1.55 - 2.60         0.70 - 1.41

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)                2007 10,145 1.080 - 1.214    11,977         --        1.55 - 2.60         5.58 - 6.30

MIST Pioneer Fund                          2007    710 1.328 - 1.606     1,096       0.90        1.55 - 2.50         2.40 - 3.41
   Subaccount (Class A)                    2006    915 1.291 - 1.553     1,367         --        1.55 - 2.50         6.91 - 7.55

MIST Pioneer Mid-Cap Value                 2007     -- 1.267 - 1.286        --       0.42        1.55 - 2.30        9.47 - 10.48
   Subaccount (Class A) (a)                2006    403 1.151 - 1.164       467       0.25        1.55 - 2.30         1.05 - 7.93

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Pioneer Strategic Income              2007  7,953 1.176 - 1.222     9,597       0.69        1.55 - 2.60         3.90 - 5.00
   Subaccount (Class A)                    2006  7,967 1.131 - 1.170     9,185       4.88        1.55 - 2.60         2.85 - 3.57

MIST Third Avenue Small Cap Value          2007 23,927 0.965 - 0.983    23,369       0.55        1.55 - 2.60    (10.65) - (4.47)
   Subaccount (Class B)                    2006 11,793 1.023 - 1.029    12,101         --        1.55 - 2.50         1.99 - 2.59

MSF BlackRock Aggressive Growth            2007  3,419 1.301 - 1.791     5,818         --        1.55 - 2.50       17.41 - 18.61
   Subaccount (Class D)                    2006  3,413 1.106 - 1.510     4,887         --        1.55 - 2.50     (2.98) - (2.39)

MSF BlackRock Bond Income                  2007  7,720 1.057 - 1.114     8,451       3.22        1.55 - 2.50         3.60 - 4.70
   Subaccount (Class A)                    2006  7,799 1.017 - 1.064     8,186         --        1.55 - 2.50         3.32 - 3.91

MSF BlackRock Money Market                 2007 32,798 1.023 - 1.069    34,537       4.94        1.55 - 2.70         0.38 - 3.38
   Subaccount (Class A)                    2006 22,531 0.999 - 1.034    22,986       3.30        1.55 - 2.70         1.09 - 2.27

MSF FI Large Cap                           2007  3,476 1.161 - 1.427     4,555       0.16        1.55 - 2.60         1.22 - 2.37
   Subaccount (Class A)                    2006  3,768 1.147 - 1.394     4,864         --        1.55 - 2.60         0.70 - 1.38

MSF FI Value Leaders                       2007  7,652 1.212 - 1.519    11,077       0.83        1.55 - 2.60         1.34 - 2.50
   Subaccount (Class D)                    2006  7,806 1.196 - 1.482    11,076         --        1.55 - 2.60         1.96 - 2.63

MSF MetLife Aggressive Allocation          2007  1,927 1.060 - 1.078     2,058       0.05        1.55 - 2.60         0.66 - 1.60
   Subaccount (Class B)                    2006  1,577 1.053 - 1.061     1,666         --        1.55 - 2.60         5.09 - 5.89

MSF MetLife Conservative Allocation        2007  2,606 1.067 - 1.084     2,799         --        1.55 - 2.50       (0.09) - 3.93
   Subaccount (Class B)                    2006  2,593 1.036 - 1.043     2,695         --        1.55 - 2.50         0.97 - 5.80

MSF MetLife Conservative to Moderate       2007  3,662 1.068 - 1.083     3,940         --        1.55 - 2.40         1.04 - 3.66
   Allocation Subaccount (Class B)         2006  1,853 1.044 - 1.050     1,939         --        1.55 - 2.40         3.77 - 4.79

MSF MetLife Moderate Allocation            2007 11,761 1.067 - 1.084    12,644       0.01        1.55 - 2.50         1.81 - 2.75
   Subaccount (Class B)                    2006 10,582 1.048 - 1.055    11,126         --        1.55 - 2.50         4.59 - 9.92

MSF MetLife Moderate to Aggressive         2007  6,204 1.065 - 1.084     6,674       0.03        1.55 - 2.60       (2.26) - 2.26
   Allocation Subaccount (Class B)         2006  6,709 1.052 - 1.060     7,085         --        1.55 - 2.60         4.99 - 5.79

MSF MFS Total Return                       2007  5,033 1.077 - 1.099     5,484       1.81        1.55 - 2.75       (3.47) - 2.52
   Subaccount (Class B)                    2006  3,929 1.064 - 1.072     4,198         --        1.55 - 2.65         6.08 - 6.88

MSF MFS Total Return                       2007 24,421 1.226 - 1.419    33,326       1.96        1.55 - 2.50         1.57 - 2.60
   Subaccount (Class F)                    2006 25,723 1.205 - 1.383    34,428         --        1.55 - 2.50         6.26 - 6.88

MSF Oppenheimer Global Equity              2007 30,426 1.081 - 1.101    33,273       0.89        1.55 - 2.60         3.54 - 4.66
   Subaccount (Class B)                    2006 33,480 1.044 - 1.052    35,113         --        1.39 - 2.54         4.82 - 5.62

MSF T. Rowe Price Large Cap Growth         2007  2,390 1.131 - 1.149     2,730       0.19        1.55 - 2.50       (2.24) - 7.48
   Subaccount (Class B)                    2006  2,365 1.062 - 1.069     2,523         --        1.55 - 2.50         6.41 - 7.11

MSF Western Asset Management High          2007     -- 1.163 - 1.199        --      10.16        1.55 - 2.50         3.47 - 3.82
   Yield Bond Subaccount (Class A) (a)     2006  6,377 1.124 - 1.157     7,320         --        1.55 - 2.50         5.64 - 6.37

MSF Western Asset Management               2007  5,392 1.067 - 1.117     5,929       2.77        1.40 - 2.45         1.86 - 2.89
   U.S. Government Subaccount (Class A)    2006  5,918 1.046 - 1.091     6,345         --        1.40 - 2.45         2.77 - 3.47

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
PIMCO VIT Real Return                      2007     -- 1.020 - 1.141        --       1.55        1.55 - 2.60         1.72 - 1.98
   Subaccount (Administrative Class) (a)   2006 10,340 1.002 - 1.119    11,306       4.24        1.55 - 2.60     (1.89) - (0.80)
                                           2005  9,967 1.018 - 1.128    11,053       2.92        1.55 - 2.60       (0.56) - 0.66
                                           2004  4,188 1.020 - 1.122     4,667       1.18        1.55 - 2.60         1.23 - 7.47
                                           2003    331 1.043 - 1.047       346       0.38        1.55 - 2.10       (1.23) - 2.45

PIMCO VIT Total Return                     2007 23,835 1.095 - 1.155    27,021       4.80        1.55 - 2.60         5.98 - 7.04
   Subaccount (Administrative Class)       2006 24,626 1.030 - 1.079    26,181       4.42        1.55 - 2.60         1.15 - 2.27
                                           2005 22,715 1.014 - 1.055    23,715       3.59        1.55 - 2.60       (0.19) - 0.86
                                           2004  8,552 1.011 - 1.046     8,894       1.99        1.55 - 2.60         0.10 - 3.26
                                           2003    649 1.007 - 1.013       656       1.33        1.55 - 2.50       (1.37) - 3.58

Pioneer America Income VCT                 2007     -- 1.022 - 1.077        --       3.94        1.55 - 2.70         2.51 - 3.79
   Subaccount (Class II) (c)               2006  8,439 0.993 - 1.042     8,589       4.41        1.55 - 2.70         0.49 - 2.55
                                           2005  7,379 0.985 - 1.031     7,418       4.46        1.55 - 2.60       (1.16) - 0.41
                                           2004  3,712 0.990 - 1.034     3,730       4.63        1.55 - 2.50       (1.19) - 3.07
                                           2003     95 0.993 - 0.995        94       0.66        1.55 - 1.95       (0.10) - 1.22

Pioneer Bond VCT
   Subaccount (Class II) (d)               2007  8,897 1.090 - 1.092     9,707       0.65        1.55 - 2.70         9.00 - 9.20

Pioneer Cullen Value VCT                   2007  6,349 1.274 - 1.312     8,261       0.80        1.55 - 2.60         2.32 - 4.79
   Subaccount (Class II)                   2006  4,297 1.229 - 1.252     5,355       0.17        1.55 - 2.60        4.91 - 15.29
                                           2005  1,318 1.077 - 1.086     1,427         --        1.55 - 2.60        0.65 - 10.74

Pioneer Emerging Markets VCT               2007  4,034 3.178 - 4.474    16,567       0.34        1.55 - 2.60       38.78 - 40.25
   Subaccount (Class II)                   2006  3,673 2.290 - 3.190    10,763       0.34        1.55 - 2.60       18.94 - 33.42
                                           2005  2,674 1.734 - 2.391     6,191       0.46        1.55 - 2.60       31.92 - 39.65
                                           2004  1,557 1.294 - 1.764     2,728       0.56        1.55 - 2.60        0.00 - 28.02
                                           2003     55 1.505 - 1.510        82         --        1.55 - 2.10        1.28 - 18.69

Pioneer Equity Income VCT                  2007  7,595 1.347 - 1.703    12,465       2.30        1.55 - 2.60     (2.04) - (0.99)
   Subaccount (Class II)                   2006  7,097 1.375 - 1.720    11,862       2.42        1.55 - 2.60       11.13 - 20.28
                                           2005  5,594 1.155 - 1.430     7,879       2.23        1.55 - 2.60         0.61 - 4.05
                                           2004  3,021 1.127 - 1.377     4,140       3.12        1.55 - 2.50        2.36 - 14.27
                                           2003    101 1.201 - 1.205       121       0.92        1.55 - 2.10        4.43 - 10.56

Pioneer Equity Opportunity VCT             2007     -- 1.339 - 1.377        --       0.18        1.55 - 2.60      (5.61) - 10.07
   Subaccount (Class II) (c)               2006    158 1.228 - 1.251       196       0.32        1.55 - 2.60      (0.88) - 17.46
                                           2005     30 1.058 - 1.065        32         --        1.55 - 2.40       (1.21) - 8.45

Pioneer Fund VCT                           2007 10,620 1.301 - 1.633    16,551       1.06        1.55 - 2.60         2.12 - 3.16
   Subaccount (Class II)                   2006  6,575 1.274 - 1.583    10,009       1.13        1.55 - 2.60       13.35 - 14.63
                                           2005  5,875 1.124 - 1.381     7,912       1.16        1.55 - 2.60         3.21 - 6.18
                                           2004  3,497 1.089 - 1.324     4,598       1.17        1.55 - 2.60        0.74 - 13.11
                                           2003    336 1.208 - 1.213       407       0.74        1.55 - 2.10        0.25 - 12.86

Pioneer Global High Yield VCT              2007  4,530 1.069 - 1.154     5,154       8.08        1.55 - 2.75       (0.71) - 0.52
   Subaccount (Class II)                   2006  3,095 1.075 - 1.148     3,517       7.29        1.55 - 2.75        2.37 - 10.28
                                           2005    670 1.032 - 1.041       696       4.80        1.55 - 2.60       (0.48) - 5.06

Pioneer High Yield VCT                     2007 10,357 1.068 - 1.357    13,519       5.08        1.55 - 2.75         0.66 - 3.98
   Subaccount (Class II)                   2006 11,739 1.044 - 1.305    14,826       5.26        1.55 - 2.70         0.17 - 6.62
                                           2005  8,126 1.074 - 1.224     9,833       5.23        1.55 - 2.60       (0.83) - 1.99
                                           2004  6,312 1.087 - 1.223     7,686       5.01        1.55 - 2.50         1.21 - 6.93
                                           2003    332 1.148 - 1.152       382       2.37        1.55 - 2.10         1.68 - 9.09

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Ibbotson Aggressive Allocation VCT 2007  4,404 1.236 - 1.266     5,526       1.26        1.55 - 2.40         2.66 - 3.60
   Subaccount (Class II)                   2006  3,637 1.204 - 1.222     4,420       0.26        1.55 - 2.40        6.56 - 12.63
                                           2005  1,079 1.078 - 1.085     1,166         --        1.55 - 2.40        2.56 - 10.94

Pioneer Ibbotson Growth Allocation VCT     2007 91,686 1.089 - 1.230   110,642       1.01        1.55 - 2.90         2.74 - 4.06
   Subaccount (Class II)                   2006 55,528 1.060 - 1.182    64,825       0.14        1.55 - 2.90        5.35 - 10.99
                                           2005  4,439 1.058 - 1.065     4,711         --        1.55 - 2.40         0.95 - 9.15

Pioneer Ibbotson Moderate Allocation VCT   2007 48,332 1.081 - 1.190    56,545       1.01        1.55 - 2.70         2.85 - 4.02
   Subaccount (Class II)                   2006 33,498 1.051 - 1.144    37,907       0.30        1.55 - 2.70       (0.26) - 8.95
                                           2005  4,663 1.043 - 1.050     4,880         --        1.55 - 2.40         2.44 - 7.28

Pioneer Independence VCT                   2007  1,704 1.207 - 1.394     2,298         --        1.55 - 2.60         4.68 - 5.77
   Subaccount (Class II)                   2006  1,390 1.153 - 1.318     1,778         --        1.55 - 2.60        1.57 - 12.18
                                           2005  1,184 1.086 - 1.228     1,424       0.58        1.55 - 2.60       (0.44) - 3.52
                                           2004    799 1.189 - 1.208       962         --        1.55 - 2.50        4.18 - 10.55
                                           2003     77 1.149 - 1.154        88         --        1.55 - 2.10         0.17 - 2.58

Pioneer International Value VCT            2007  2,695 1.729 - 2.295     5,797       0.31        1.55 - 2.60       10.34 - 11.46
   Subaccount (Class II)                   2006  2,234 1.567 - 2.059     4,369       0.26        1.55 - 2.60       19.44 - 20.69
                                           2005    873 1.312 - 1.706     1,457       0.06        1.55 - 2.60        9.65 - 18.76
                                           2004    504 1.480 - 1.504       752       0.32        1.55 - 2.50       12.62 - 16.59
                                           2003     16 1.286 - 1.290        21         --        1.55 - 1.95       12.41 - 12.76

Pioneer Mid Cap Value VCT                  2007  6,362 1.345 - 1.928    11,422       0.58        1.55 - 2.60         2.67 - 3.71
   Subaccount (Class II)                   2006  5,978 1.310 - 1.859    10,453         --        1.55 - 2.60        9.35 - 10.52
                                           2005  5,101 1.198 - 1.682     8,245       0.21        1.55 - 2.60       (0.07) - 5.99
                                           2004  2,609 1.143 - 1.587     4,112       0.17        1.55 - 2.50        0.78 - 19.86
                                           2003    205 1.317 - 1.324       271         --        1.55 - 2.30        7.24 - 11.20

Pioneer Oak Ridge Large Cap Growth VCT     2007  4,884 1.189 - 1.257     6,041       0.19        1.55 - 2.60         5.41 - 6.44
   Subaccount (Class II)                   2006  4,896 1.128 - 1.181     5,709       0.03        1.55 - 2.60       (1.18) - 1.20
                                           2005  3,982 1.127 - 1.167     4,610       0.14        1.55 - 2.60        4.59 - 10.98
                                           2004  1,455 1.070 - 1.095     1,589         --        1.55 - 2.50      (0.09) - 11.01

Pioneer Real Estate Shares VCT             2007  4,048 1.470 - 2.035     7,785       2.52        1.55 - 2.60    (21.18) - (6.17)
   Subaccount (Class II)                   2006  4,537 1.859 - 2.555    11,118       2.40        1.55 - 2.60       20.87 - 34.40
                                           2005  3,540 1.462 - 1.901     6,588       3.29        1.55 - 2.60        4.24 - 18.55
                                           2004  1,875 1.310 - 1.681     3,137       4.29        1.55 - 2.30        4.13 - 41.52
                                           2003     99 1.256 - 1.261       125       2.94        1.55 - 2.10      (0.16) - 15.69

Pioneer Small and Mid Cap Growth VCT       2007     -- 1.266 - 1.388        --         --        1.55 - 2.60       17.11 - 18.23
   Subaccount (Class II) (c)               2006  1,958 1.081 - 1.174     2,261         --        1.55 - 2.60         1.05 - 8.48
                                           2005  1,575 1.029 - 1.106     1,724         --        1.55 - 2.60         1.47 - 6.69
                                           2004    794 1.010 - 1.074       850         --        1.55 - 2.40       (1.11) - 5.29

Pioneer Small Cap Value VCT                2007  4,166 1.255 - 1.797     6,895       0.51        1.55 - 2.60     (9.58) - (8.60)
   Subaccount (Class II)                   2006  4,228 1.388 - 1.966     7,797         --        1.55 - 2.60       11.22 - 12.41
                                           2005  2,736 1.248 - 1.749     4,661         --        1.55 - 2.60        8.39 - 18.16
                                           2004  1,455 1.156 - 1.599     2,314         --        1.55 - 2.50        3.96 - 19.94
                                           2003    182 1.348 - 1.355       247         --        1.55 - 2.30        8.00 - 10.49

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Strategic Income VCT               2007 17,800 1.064 - 1.301    22,422       5.15        1.55 - 2.70         3.30 - 4.50
   Subaccount (Class II)                   2006 15,977 1.030 - 1.245    19,447       5.17        1.55 - 2.70         3.39 - 4.62
                                           2005 13,239 1.060 - 1.190    15,555       5.58        1.55 - 2.60       (0.18) - 1.79
                                           2004  7,013 1.097 - 1.179     8,226       5.63        1.55 - 2.60         0.18 - 8.26
                                           2003    552 1.085 - 1.089       601       2.51        1.55 - 2.10         0.18 - 6.06

Pioneer Value VCT                          2007     -- 1.231 - 1.528        --       2.74        1.55 - 2.60       (0.73) - 0.13
   Subaccount (Class II) (c)               2006  4,146 1.240 - 1.526     6,072       0.22        1.55 - 2.60       12.12 - 13.29
                                           2005  3,810 1.106 - 1.347     5,010       0.09        1.55 - 2.60       (0.07) - 6.14
                                           2004  2,559 1.085 - 1.307     3,321       0.04        1.55 - 2.60        0.46 - 11.26
                                           2003     76 1.187 - 1.192        91       0.03        1.55 - 2.10         3.56 - 8.09

Putnam VT International Equity             2007     -- 2.161 - 2.226        --       2.83        1.55 - 2.30         8.05 - 8.27
   Subaccount (Class IB) (a)               2006    356 2.000 - 2.056       724       0.62        1.55 - 2.30       24.77 - 25.75
                                           2005    378 1.603 - 1.635       613       1.38        1.55 - 2.30        9.64 - 10.47
                                           2004    327 1.462 - 1.480       482       1.46        1.55 - 2.30       13.60 - 14.37
                                           2003     73 1.287 - 1.294        95         --        1.55 - 2.30        7.92 - 13.76

Putnam VT Small Cap Value                  2007     -- 1.509 - 2.310        --       0.55        1.55 - 2.60         6.46 - 6.80
   Subaccount (Class IB) (a)               2006  7,589 1.416 - 2.163    14,986       0.32        1.55 - 2.60       14.33 - 15.48
                                           2005  7,439 1.235 - 1.873    12,828       0.14        1.55 - 2.60        0.42 - 10.99
                                           2004  3,522 1.180 - 1.777     6,159       0.06        1.55 - 2.50        3.02 - 25.92
                                           2003    119 1.423 - 1.430       169         --        1.55 - 2.30        4.84 - 27.62

Van Kampen LIT Comstock                    2007  8,374 1.242 - 1.642    12,611       1.58        1.55 - 2.50     (4.73) - (3.86)
   Subaccount (Class II)                   2006  9,180 1.302 - 1.708    14,496       1.27        1.55 - 2.50       13.18 - 14.25
                                           2005  9,419 1.149 - 1.495    13,086       0.64        1.55 - 2.50         1.53 - 5.03
                                           2004  3,433 1.133 - 1.458     4,944       0.31        1.55 - 2.50        3.91 - 15.62
                                           2003    229 1.255 - 1.261       288         --        1.55 - 2.30        6.90 - 14.05

Van Kampen LIT Enterprise                  2007    128 1.463 - 1.501       190       0.15        1.55 - 2.10       10.08 - 10.69
   Subaccount (Class II)                   2006    130 1.329 - 1.356       175       0.18        1.55 - 2.10         4.56 - 5.20
                                           2005    128 1.271 - 1.289       164       0.46        1.55 - 2.10         5.65 - 6.18
                                           2004    126 1.203 - 1.214       152       0.04        1.55 - 2.10         1.77 - 5.80
                                           2003     21 1.185 - 1.188        25         --        1.55 - 1.95         2.78 - 5.79

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January1, 2007 to April 27, 2007.

(b)  For the period April30, 2007 to December 31, 2007.

(c)  For the period January1, 2007 to November 9, 2007.

(d)  For the period November12, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           AIM V.I. MID CAP CORE EQUITY   AIM V.I. UTILITIES   AIM V.I. CAPITAL APPRECIATION
                                    SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                   (SERIES II)                (SERIES I)                (SERIES II)
                           ----------------------------  --------------------  ----------------------------
                                2007          2006          2007      2006         2007 (a)       2006
                           -------------  -------------  ---------- ---------  --------------  ------------
Accumulation units
   beginning of year          1,823,430     1,719,897    1,341,715  1,222,977     4,167,301     3,727,550
Accumulation units issued
   and transferred from
   other funding options        329,756       451,093      276,827    381,339       197,560       953,140
Accumulation units
   redeemed and
   transferred to
   other funding options       (389,422)     (347,560)    (348,519)  (262,601)   (4,364,861)     (513,389)
                              ---------     ---------    ---------  ---------    ----------     ---------
Accumulation units
   end of year                1,763,764     1,823,430    1,270,023  1,341,715            --     4,167,301
                              =========     =========    =========  =========    ==========     =========

                           AMERICAN FUNDS GROWTH    CREDIT SUISSE TRUST   CREDIT SUISSE TRUST
                                SUBACCOUNT           EMERGING MARKETS       GLOBAL SMALL CAP
                                 (CLASS 2)              SUBACCOUNT             SUBACCOUNT
                           ----------------------  ---------------------  -------------------
                              2007        2006      2007 (a)     2006        2007     2006
                           ----------  ----------  ----------  ---------  ---------  --------
Accumulation units
   beginning of year       33,890,233  32,711,932   2,016,848  1,918,047    504,122  447,132
Accumulation units issued
   and transferred from
   other funding options    1,867,433   4,297,613      85,397    410,923     81,688  128,585
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,630,599) (3,119,312) (2,102,245)  (312,122)  (163,194) (71,595)
                           ----------  ----------  ----------  ---------   --------  -------
Accumulation units
   end of year             31,127,067  33,890,233          --  2,016,848    422,616  504,122
                           ==========  ==========  ==========  =========   ========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                              ALGER AMERICAN          AMERICAN FUNDS          AMERICAN FUNDS
                             LEVERAGED ALLCAP          GLOBAL GROWTH          GROWTH-INCOME
                                SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS S)               (CLASS 2)              (CLASS 2)
                           ---------------------  ----------------------  ----------------------
                              2007       2006        2007        2006        2007        2006
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       1,428,189     967,064  11,327,782   9,664,246  31,309,671  29,867,942
Accumulation units issued
   and transferred from
   other funding options     911,453   1,547,142   2,140,353   2,798,905   1,321,568   3,822,444
Accumulation units
   redeemed and
   transferred to
   other funding options    (322,625) (1,086,017) (1,693,285) (1,135,369) (3,720,330) (2,380,715)
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,017,017   1,428,189  11,774,850  11,327,782  28,910,909  31,309,671
                           =========   =========  ==========  ==========  ==========  ==========

                                                  DREYFUS SOCIALLY
                           DREYFUS MIDCAP STOCK  RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                             (SERVICE SHARES)     (SERVICE SHARES)       (INITIAL SHARES)
                           --------------------  ------------------  ------------------------
                              2007       2006      2007      2006        2007         2006
                           ---------  ---------  --------  --------  -----------   ----------
Accumulation units
   beginning of year       3,562,336  3,581,835   239,136  243,937     1,849,997   1,820,257
Accumulation units issued
   and transferred from
   other funding options     235,752    473,462    15,376   17,946        56,196     202,190
Accumulation units
   redeemed and
   transferred to
   other funding options    (718,512)  (492,961)  (41,363) (22,747)     (222,942)   (172,450)
                           ---------  ---------   -------  -------     ---------   ---------
Accumulation units
   end of year             3,079,576  3,562,336   213,149  239,136     1,683,251   1,849,997
                           =========  =========   =======  =======     =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               DREYFUS VIF             DWS VIT              DWS VIT RREEF
                            DEVELOPING LEADERS     EQUITY 500 INDEX    REAL ESTATE SECURITIES
                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                             (INITIAL SHARES)          (CLASS 2)              (CLASS B)
                           --------------------  --------------------  ----------------------
                              2007       2006       2007       2006        2007      2006
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   beginning of year       6,138,061  5,910,602  4,482,020  4,581,625   2,993,707  3,081,435
Accumulation units issued
   and transferred from
   other funding options     457,307    856,650  1,007,274    130,897     483,792    327,513
Accumulation units
   redeemed and
   transferred to
   other funding options    (643,095)  (629,191)  (775,159)  (230,502)   (596,051)  (415,241)
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   end of year             5,952,273  6,138,061  4,714,135  4,482,020   2,881,448  2,993,707
                           =========  =========  =========  =========   =========  =========

                             DWSI CAPITAL GROWTH   DWSI GROWTH & INCOME    DWSI HEALTH CARE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)             (CLASS B)              (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year        6,117,071   3,508,968  5,105,253  3,621,286  2,070,255  2,153,075
Accumulation units issued
   and transferred from
   other funding options      711,649   3,653,924    174,110  2,302,701    232,949    211,313
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,321,570) (1,045,821)  (732,048)  (818,734)  (268,203)  (294,133)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year              5,507,150   6,117,071  4,547,315  5,105,253  2,035,001  2,070,255
                           ==========  ==========  =========  =========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.


                           DWSI GLOBAL OPPORTUNITIES     DWSII BALANCED        DWSI BOND
                                  SUBACCOUNT               SUBACCOUNT          SUBACCOUNT
                                  (CLASS B)                (CLASS B)           (CLASS B)
                           -------------------------  --------------------  ----------------
                                 2007      2006          2007      2006       2007     2006
                              ---------  ---------    ---------  ---------  -------  -------
Accumulation units
   beginning of year          1,695,520  1,725,554    3,358,797  3,988,934  164,445   51,780
Accumulation units issued
   and transferred from
   other funding options        320,112    245,891       70,012    275,420  813,413  122,831
Accumulation units
   redeemed and
   transferred to
   other funding options       (235,379)  (275,925)    (431,750)  (905,557)(469,823) (10,166)
                              ---------  ---------    ---------  --------- --------  -------
Accumulation units
   end of year                1,780,253  1,695,520    2,997,059  3,358,797  508,035  164,445
                              =========  =========    =========  ========= ========  =======

                            DWSII INTERNATIONAL  DWSII STRATEGIC INCOME     DWSII BLUE CHIP
                                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                (CLASS B)              (CLASS B)               (CLASS B)
                           --------------------  ----------------------  ----------------------
                             2007        2006       2007        2006        2007        2006
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       2,931,211  1,832,877   4,484,148   4,406,818   3,736,156   3,864,532
Accumulation units issued
   and transferred from
   other funding options     284,221  1,625,828     853,117   1,091,893   1,405,123   1,606,502
Accumulation units
   redeemed and
   transferred to
   other funding options    (389,782)  (527,494) (1,231,652) (1,014,563) (1,412,470) (1,734,878)
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,825,650  2,931,211   4,105,613   4,484,148   3,728,809   3,736,156
                           =========  =========  ==========  ==========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    DWSII                   DWSII                  DWSII
                           CONSERVATIVE ALLOCATION    CORE FIXED INCOME     DAVIS VENTURE VALUE
                                 SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)                (CLASS B)             (CLASS B)
                           -----------------------  ---------------------  --------------------
                               2007       2006         2007       2006        2007       2006
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   beginning of year        9,736,937  6,415,915    6,082,456   6,450,173  6,525,305  6,218,858
Accumulation units issued
   and transferred from
   other funding options      567,570  4,304,151      775,746     640,305    924,969  1,197,184
Accumulation units
   redeemed and
   transferred to
   other funding options     (996,457)  (983,129)    (425,863) (1,008,022)  (740,426)  (890,737)
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   end of year              9,308,050  9,736,937    6,432,339   6,082,456  6,709,848  6,525,305
                            =========  =========    =========  ==========  =========  =========

                                    DWSII
                            GOVERNMENT & AGENCY
                                 SECURITIES       DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS B)                (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006        2007       2006
                           ----------  ---------  -----------  ----------  ----------  ---------
Accumulation units
   beginning of year        1,536,570  1,465,842  15,020,557   15,355,054   4,371,814  4,575,042
Accumulation units issued
   and transferred from
   other funding options    2,894,350    361,115     199,607    1,733,154     657,422    645,706
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,022,995)  (290,387) (1,475,840)  (2,067,651) (1,153,008)  (848,934)
                           ----------  ---------  ----------   ----------  ----------  ---------
Accumulation units
   end of year              1,407,925  1,536,570  13,744,324   15,020,557   3,876,228  4,371,814
                           ==========  =========  ==========   ==========  ==========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                DWSII DREMAN           DWSII DREMAN              DWSII
                             HIGH RETURN EQUITY     SMALL MID CAP VALUE     GLOBAL THEMATIC
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       12,289,457   8,634,012  4,782,849  4,743,295  2,262,472  1,911,607
Accumulation units issued
   and transferred from
   other funding options      940,231   4,577,342    346,432    709,429    551,390    668,695
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,517,394)   (921,897)  (927,452)  (669,875)  (384,106)  (317,830)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             11,712,294  12,289,457  4,201,829  4,782,849  2,429,756  2,262,472
                           ==========  ==========  =========  =========  =========  =========

                            DWSII INTERNATIONAL          DWSII                 DWSII
                               SELECT EQUITY     JANUS GROWTH & INCOME    LARGE CAP VALUE
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)            (CLASS B)
                           --------------------  ---------------------  -------------------
                              2007       2006       2007      2006         2007     2006
                           ---------  ---------  ---------  ---------   --------  ---------
Accumulation units
   beginning of year       2,720,551  2,731,496  1,761,679  1,755,072   2,093,220 2,178,193
Accumulation units issued
   and transferred from
   other funding options     813,826    441,196    105,964    323,340     286,392    98,580
Accumulation units
   redeemed and
   transferred to
   other funding options    (539,971)  (452,141)  (324,216)  (316,733)   (286,739) (183,553)
                           ---------  ---------  ---------  ---------   --------- ---------
Accumulation units
   end of year             2,994,406  2,720,551  1,543,427  1,761,679   2,092,873 2,093,220
                           =========  =========  =========  =========   ========= =========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION    DWSII MONEY MARKET
                                SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                (CLASS B)                (CLASS B)                 (CLASS B)
                           --------------------  -------------------------  ----------------------
                              2007       2006         2007        2006         2007        2006
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   beginning of year        619,590    535,680     14,480,930  14,105,725    4,881,772   3,008,146
Accumulation units issued
   and transferred from
   other funding options    218,719    190,825        684,692   1,990,699    9,539,157   7,382,314
Accumulation units
   redeemed and
   transferred to
   other funding options   (203,132)  (106,915)    (1,272,031) (1,615,494)  (9,810,312) (5,508,688)
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   end of year              635,177    619,590     13,893,591  14,480,930    4,610,617   4,881,772
                           ========   ========     ==========  ==========   ==========  ==========

                                FIDELITY VIP       FIDELITY VIP DYNAMIC       FIDELITY VIP
                                 CONTRAFUND        CAPITAL APPRECIATION         MID CAP
                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                              (SERVICE CLASS 2)     (SERVICE CLASS 2)      (SERVICE CLASS 2)
                           ----------------------  --------------------  ----------------------
                              2007        2006        2007      2006        2007        2006
                           ----------  ----------  --------  ---------   ----------  ----------
Accumulation units
   beginning of year       13,276,383  11,558,934   987,639  1,019,630   13,668,604  12,661,865
Accumulation units issued
   and transferred from
   other funding options    1,624,741   2,663,803   144,271    183,819    1,197,289   2,294,370
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,419,773)   (946,354) (218,941)  (215,810)  (1,677,846) (1,287,631)
                           ----------  ----------  --------   --------   ----------  ----------
Accumulation units
   end of year             13,481,351  13,276,383   912,969    987,639   13,188,047  13,668,604
                           ==========  ==========  ========   ========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                             DWSII TURNER
                           DWSII SMALL CAP GROWTH    DWSII TECHNOLOGY       MID CAP GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       2,351,746   2,131,360   1,004,327  1,127,295  1,459,226  1,467,222
Accumulation units issued
   and transferred from
   other funding options     423,475     443,283     447,411    138,566    233,208    163,309
Accumulation units
   redeemed and
   transferred to
   other funding options    (430,265)   (222,897)   (292,449)  (261,534)  (236,341)  (171,305)
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   end of year             2,344,956   2,351,746   1,159,289  1,004,327  1,456,093  1,459,226
                           =========   =========   =========  =========  =========  =========

                                                           FTVIPT FRANKLIN
                                 FTVIPT FRANKLIN            SMALL MID-CAP            FTVIPT TEMPLETON
                           RISING DIVIDENDS SECURITIES    GROWTH SECURITIES   DEVELOPING MARKETS SECURITIES
                                    SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                    (CLASS 2)                 (CLASS 2)                  (CLASS 2)
                           ---------------------------  --------------------  -----------------------------
                               2007           2006         2007      2006           2007          2006
                             ---------     ---------    ---------  ---------    -----------   -----------
Accumulation units
   beginning of year         9,631,983     8,404,286    3,318,352  2,841,043      5,399,345    4,916,065
Accumulation units issued
   and transferred from
   other funding options     1,815,168     2,400,678    1,606,442  1,028,179      1,157,528    1,529,889
Accumulation units
   redeemed and
   transferred to
   other funding options    (2,007,015)   (1,172,981)    (602,041)  (550,870)    (1,300,557)  (1,046,609)
                            ----------    ----------    ---------  ---------     ----------   ----------
Accumulation units
   end of year               9,440,136     9,631,983    4,322,753  3,318,352      5,256,316    5,399,345
                            ==========    ==========    =========  =========     ==========   ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      FTVIPT                   JANUS ASPEN         JANUS ASPEN
                           TEMPLETON FOREIGN SECURITIES  GLOBAL LIFE SCIENCES   GLOBAL TECHNOLOGY
                                    SUBACCOUNT                SUBACCOUNT           SUBACCOUNT
                                     (CLASS 2)              (SERVICE SHARES)     (SERVICE SHARES)
                           ----------------------------  --------------------  ------------------
                                2007           2006         2007      2006        2007     2006
                           -------------  -------------  ---------  ---------  ---------  -------
Accumulation units
   beginning of year         10,416,476      9,400,022    155,572    157,194     659,196  535,707
Accumulation units issued
   and transferred from
   other funding options      1,966,388      2,442,002     40,398      1,816     956,872  199,091
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,201,869)    (1,425,548)   (29,110)    (3,438)    (57,413) (75,602)
                             ----------     ----------    -------    -------   ---------  -------
Accumulation units
   end of year               10,180,995     10,416,476    166,860    155,572   1,558,655  659,196
                             ==========     ==========    =======    =======   =========  =======

                           LMPVET APPRECIATION    LMPVET EQUITY INDEX  LMPVET FUNDAMENTAL VALUE
                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                (CLASS I)              (CLASS II)              (CLASS I)
                           -------------------  ---------------------  ------------------------
                             2007 (b)    2006      2007       2006        2007 (b)       2006
                           ----------    ----   ---------  ----------  ------------    -------
Accumulation units
   beginning of year               --     --    9,129,895   9,143,966            --       --
Accumulation units issued
   and transferred from
   other funding options    1,184,416     --      499,090   1,086,227     3,037,012       --
Accumulation units
   redeemed and
   transferred to
   other funding options     (112,861)    --     (970,744) (1,100,298)     (131,245)      --
                            ---------    ---    ---------   ---------     ---------      ---
Accumulation units
   end of year              1,071,555     --    8,658,241   9,129,895     2,905,767       --
                            =========    ===    =========   =========     =========      ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             JANUS ASPEN           LMPVET             LMPVET
                           WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                           (SERVICE SHARES)      (CLASS I)          (CLASS II)
                           ----------------  -----------------  -----------------
                             2007     2006    2007 (b)  2006     2007 (b)  2006
                           -------  -------  ---------  ----    ---------  ----
Accumulation units
   beginning of year       163,227  164,893         --    --           --    --
Accumulation units issued
   and transferred from
   other funding options    37,029    3,522  5,720,120    --    5,163,546    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (24,133)  (5,188)  (868,227)   --     (415,709)   --
                           -------  -------  ---------   ---    ---------   ---
Accumulation units
   end of year             176,123  163,227  4,851,893    --    4,747,837    --
                           =======  =======  =========   ===    =========   ===

                             LMPVET INVESTORS    LMPVET LARGE CAP GROWTH  LMPVET SMALL CAP GROWTH
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                (CLASS I)              (CLASS I)                (CLASS I)
                           --------------------  -----------------------  -----------------------
                              2007       2006       2007 (b)    2006         2007         2006
                           ---------  ---------  ------------  ---------  -----------  ----------
Accumulation units
   beginning of year       1,947,674  1,832,284            --     --        2,869,723  2,879,621
Accumulation units issued
   and transferred from
   other funding options      54,645    292,625     1,985,499     --          118,818    471,394
Accumulation units
   redeemed and
   transferred to
   other funding options     (93,696)  (177,235)     (173,480)    --         (325,682)  (481,292)
                           ---------  ---------     ---------    ---        ---------  ---------
Accumulation units
   end of year             1,908,623  1,947,674     1,812,019     --        2,662,859  2,869,723
                           ---------  ---------     ---------    ---        ---------  ---------

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                LMPVET          LMPVPI ALL CAP       LMPVPI ALL CAP
                           SOCIAL AWARENESS       SUBACCOUNT           SUBACCOUNT
                              SUBACCOUNT          (CLASS I)            (CLASS II)
                           ----------------  ---------------------  -----------------
                             2007     2006    2007 (a)      2006    2007 (a)    2006
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   beginning of year       815,931  726,696   2,869,332  2,873,516   188,198   22,789
Accumulation units issued
   and transferred from
   other funding options    16,208  108,865      19,736    154,965    17,716  166,677
Accumulation units
   redeemed and
   transferred to
   other funding options    (9,359) (19,630) (2,889,068)  (159,149) (205,914)  (1,268)
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   end of year             822,780  815,931          --  2,869,332        --  188,198
                           =======  =======  ==========  =========  ========  =======

                                  LMPVPII               LMPVET
                             AGGRESSIVE GROWTH    CAPITAL AND INCOME         LMPVIT
                                SUBACCOUNT            SUBACCOUNT      ADJUSTABLE RATE INCOME
                                (CLASS II)            (CLASS II)            SUBACCOUNT
                           ---------------------  ------------------  ----------------------
                            2007 (a)     2006       2007 (b)   2006      2007       2006
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   beginning of year        4,745,180  3,680,636          --     --   2,894,867   3,439,397
Accumulation units issued
   and transferred from
   other funding options      296,482  1,608,782   3,884,299     --     111,567     989,908
Accumulation units
   redeemed and
   transferred to
   other funding options   (5,041,662)  (544,238)   (263,670)    --    (605,303) (1,534,438)
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   end of year                     --  4,745,180   3,620,629     --   2,401,131   2,894,867
                           ==========  =========   =========   ====   =========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                  LMPVPII                 LMPVPI                LMPVPII
                             GROWTH AND INCOME       LARGE CAP GROWTH      AGGRESSIVE GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS I)              (CLASS I)              (CLASS I)
                           ---------------------  ---------------------  ---------------------
                            2007 (a)      2006     2007 (a)      2006     2007 (a)     2006
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year        1,170,026  1,150,610   2,012,091  2,072,507   5,658,321  5,529,157
Accumulation units issued
   and transferred from
   other funding options       19,254     73,093      38,411    234,618     180,607    821,206
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,189,280)   (53,677) (2,050,502)  (295,034) (5,838,928)  (692,042)
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   end of year                     --  1,170,026          --  2,012,091          --  5,658,321
                           ==========  =========  ==========  =========  ==========  =========

                                                       LORD ABBETT             LORD ABBETT
                            LMPVPI TOTAL RETURN      GROWTH AND INCOME        MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                 (CLASS II)             (CLASS VC)              (CLASS VC)
                           ---------------------  ----------------------  ----------------------
                            2007 (a)      2006      2007 (a)      2006     2007 (a)      2006
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   beginning of year        3,314,367  2,171,929    9,932,005  9,338,526   7,690,373   8,163,451
Accumulation units issued
   and transferred from
   other funding options      228,874  1,371,443      124,553  1,233,150     118,079     816,651
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,543,241)  (229,005) (10,056,558)  (639,671) (7,808,452) (1,289,729)
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   end of year                     --  3,314,367           --  9,932,005          --   7,690,373
                           ==========  =========  ===========  =========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   MIST
                               BATTERYMARCH          MIST BLACKROCK      MIST BLACKROCK
                               MID-CAP STOCK           HIGH YIELD        LARGE-CAP CORE
                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                 (CLASS A)             (CLASS A)           (CLASS E)
                           --------------------  ---------------------  ---------------
                              2007       2006       2007        2006     2007 (b)  2006
                           ---------  ---------  ----------  ---------  ---------  ----
Accumulation units
   beginning of year       3,216,940         --   4,113,595         --         --    --
Accumulation units issued
   and transferred from
   other funding options     193,746  3,363,071   6,208,300  4,343,746  3,125,272    --
Accumulation units
   redeemed and
   transferred to
   other funding options    (298,598)  (146,131) (1,194,377)  (230,151)  (539,006)   --
                           ---------  ---------   ---------  ---------  ---------   ---
Accumulation units
   end of year             3,112,088  3,216,940   9,127,518  4,113,595  2,586,266    --
                           =========  =========   =========  =========  =========   ===

                                                                      MIST LEGG MASON PARTNERS
                             MIST JANUS FORTY    MIST LAZARD MID-CAP       MANAGED ASSETS
                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                 (CLASS A)            (CLASS B)               (CLASS A)
                           --------------------  -------------------  ------------------------
                              2007       2006       2007 (b)  2006         2007       2006
                           ---------  ---------    ---------  ----      ---------  ---------
Accumulation units
   beginning of year       5,188,079         --          --     --      3,675,447         --
Accumulation units issued
   and transferred from
   other funding options     566,824  5,762,736     401,107     --        118,770  3,943,353
Accumulation units
   redeemed and
   transferred to
   other funding options    (594,085)  (574,657)    (16,058)    --       (211,594)  (267,906)
                           ---------  ---------     -------    ---      ---------  ---------
Accumulation units
   end of year             5,160,818  5,188,079     385,049     --      3,582,623  3,675,447
                           =========  =========     =======    ===      =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                               MIST BLACKROCK         MIST DREMAN     MIST HARRIS OAKMARK
                               LARGE-CAP CORE       SMALL-CAP VALUE      INTERNATIONAL
                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)            (CLASS A)           (CLASS A)
                           ---------------------  ------------------  --------------------
                            2007 (a)      2006      2007      2006       2007       2006
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   beginning of year        3,099,244         --   275,512        --  3,322,398         --
Accumulation units issued
   and transferred from
   other funding options       16,857  3,302,279   316,207   381,716  1,429,651  3,611,302
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,116,101)  (203,035) (211,038) (106,204)  (803,285)  (288,904)
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   end of year                     --  3,099,244   380,681   275,512  3,948,764  3,322,398
                           ==========  =========  ========  ========  =========  =========

                              MIST LORD ABBETT       MIST LORD ABBETT       MIST LORD ABBETT
                               BOND DEBENTURE        GROWTH AND INCOME       MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS A)              (CLASS B)             (CLASS B)
                           ---------------------  ----------------------  -------------------
                              2007        2006       2007        2006        2007       2006
                           ----------  ---------  ----------  ----------  ----------  -------
Accumulation units
   beginning of year       3,146,161          --  14,275,553          --      99,669       --
Accumulation units issued
   and transferred from
   other funding options     576,718   3,433,474  14,856,127  14,993,449  12,918,221  108,274
Accumulation units
   redeemed and
   transferred to
   other funding options    (756,597)   (287,313) (3,109,457)   (717,896) (1,378,605)  (8,605)
                           ---------   ---------  ----------  ----------  ----------   ------
Accumulation units
   end of year             2,966,282   3,146,161  26,022,223  14,275,553  11,639,285   99,669
                           =========   =========  ==========  ==========  ==========   ======

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST MET/AIM          MIST MET/AIM         MIST MET/AIM
                           CAPITAL APPRECIATION  CAPITAL APPRECIATION   SMALL CAP GROWTH
                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)             (CLASS E)           (CLASS A)
                           --------------------  --------------------  -----------------
                              2007       2006        2007 (b)  2006       2007     2006
                           ---------  ---------     ---------  ----    --------  -------
Accumulation units
   beginning of year       2,015,446         --            --    --     151,251       --
Accumulation units issued
   and transferred from
   other funding options      86,651  2,139,092     4,971,536    --     314,696  154,551
Accumulation units
   redeemed and
   transferred to
   other funding options    (167,318)  (123,646)     (512,247)   --    (146,233)  (3,300)
                           ---------  ---------     ---------   ---     -------  -------
Accumulation units
   end of year             1,934,779  2,015,446     4,459,289    --     319,714  151,251
                           =========  =========     =========   ===     =======  =======

                            MIST NEUBERGER BERMAN     MIST OPPENHEIMER           MIST PIMCO
                                 REAL ESTATE        CAPITAL APPRECIATION  INFLATION PROTECTED BOND
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  (CLASS A)              (CLASS B)                (CLASS A)
                           ----------------------  ---------------------  ------------------------
                              2007        2006        2007       2006           2007 (b)   2006
                           ----------  ----------  ----------  ---------       ----------  ----
Accumulation units
   beginning of year       14,706,355          --   5,583,958         --               --    --
Accumulation units issued
   and transferred from
   other funding options    1,900,596  16,175,653   1,593,063  6,236,033       11,241,613    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,856,920) (1,469,298) (1,140,259)  (652,075)      (1,096,790)   --
                           ----------  ----------  ----------  ---------       ----------   ---
Accumulation units
   end of year             12,750,031  14,706,355   6,036,762  5,583,958       10,144,823    --
                           ==========  ==========  ==========  =========       ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MIST MFS EMERGING  MIST MFS RESEARCH
                             MARKETS EQUITY     INTERNATIONAL       MIST MFS VALUE
                               SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                               (CLASS A)          (CLASS B)           (CLASS A)
                           -----------------  -----------------  --------------------
                              2007 (b)  2006    2007 (b)  2006      2007       2006
                             ---------  ----    --------  ----   ---------  ---------
Accumulation units
   beginning of year                --   --          --    --    5,844,597         --
Accumulation units issued
   and transferred from
   other funding options     2,153,591   --     937,540    --    1,441,701  6,289,699
Accumulation units
   redeemed and
   transferred to
   other funding options      (322,705)  --     (39,259)   --     (974,994)  (445,102)
                             ---------  ---     -------   ---    ---------  ---------
Accumulation units
   end of year               1,830,886   --     898,281    --    6,311,304  5,844,597
                             =========  ===     =======   ===    =========  =========

                                                 MIST PIONEER       MIST PIONEER
                           MIST PIONEER FUND    MID-CAP VALUE     STRATEGIC INCOME
                               SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (CLASS A)          (CLASS A)           (CLASS A)
                           -----------------  ----------------  --------------------
                              2007    2006     2007 (a)   2006      2007        2006
                            -------  -------   --------  ------  ---------  ---------
Accumulation units
   beginning of year        915,160       --   403,004       --  7,966,865         --
Accumulation units issued
   and transferred from
   other funding options     67,103  936,567     7,134  444,589    939,399  8,557,312
Accumulation units
   redeemed and
   transferred to
   other funding options   (272,490) (21,407) (410,138) (41,585)  (952,979)  (590,447)
                           --------  -------  --------  -------  ---------  ---------
Accumulation units
   end of year              709,773  915,160        --  403,004  7,953,285  7,966,865
                           ========  =======  ========  =======  =========  =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                              MIST THIRD AVENUE        MSF BLACKROCK        MSF BLACKROCK
                               SMALL CAP VALUE       AGGRESSIVE GROWTH       BOND INCOME
                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                  (CLASS B)              (CLASS D)            (CLASS A)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       11,792,862          --  3,413,185         --  7,798,698         --
Accumulation units issued
   and transferred from
   other funding options   15,734,507  12,210,404    392,831  3,578,209    737,988  8,462,148
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,600,075)   (417,542)  (387,135)  (165,024)  (816,797)  (663,450)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             23,927,294  11,792,862  3,418,881  3,413,185  7,719,889  7,798,698
                           ==========  ==========  =========  =========  =========  =========

                                                                               MSF METLIFE
                                MSF METLIFE             MSF METLIFE          CONSERVATIVE TO
                           AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION  MODERATE ALLOCATION
                                SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006       2007        2006
                           ----------  ---------  ----------  -----------  ---------  ----------
Accumulation units
   beginning of year       1,576,664          --   2,592,542         --    1,853,011          --
Accumulation units issued
   and transferred from
   other funding options     569,918   1,713,712     847,935  2,641,429    3,144,748   1,952,711
Accumulation units
   redeemed and
   transferred to
   other funding options    (219,409)   (137,048)   (834,669)   (48,887)  (1,336,214)    (99,700)
                           ---------   ---------   ---------  ---------   ----------   ---------
Accumulation units
   end of year             1,927,173   1,576,664   2,605,808  2,592,542    3,661,545   1,853,011
                           =========   =========   =========  =========   ==========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MSF BLACKROCK MONEY MARKET    MSF FI LARGE CAP    MSF FI VALUE LEADERS
                                   SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                   (CLASS A)                (CLASS A)              (CLASS D)
                           --------------------------  --------------------  ---------------------
                                2007          2006        2007      2006        2007       2006
                            -----------   -----------  ---------  ---------  ---------  ----------
Accumulation units
   beginning of year         22,531,235            --  3,768,467         --  7,805,775          --
Accumulation units issued
   and transferred from
   other funding options     34,307,877    34,590,620    113,449  3,952,303    470,362   8,124,164
Accumulation units
   redeemed and
   transferred to
   other funding options    (24,040,617)  (12,059,385)  (405,727)  (183,836)  (624,559)   (318,389)
                            -----------   -----------  ---------  ---------  ---------   ---------
Accumulation units
   end of year               32,798,495    22,531,235  3,476,189  3,768,467  7,651,578   7,805,775
                            ===========   ===========  =========  =========  =========   =========

                                                        MSF METLIFE
                                 MSF METLIFE            MODERATE TO
                             MODERATE ALLOCATION   AGGRESSIVE ALLOCATION  MSF MFS TOTAL RETURN
                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)              (CLASS B)              (CLASS B)
                           ----------------------  ---------------------  ---------------------
                              2007        2006        2007       2006        2007        2006
                           ----------  ----------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year       10,582,466          --   6,708,557         --  3,929,278          --
Accumulation units issued
   and transferred from
   other funding options    2,471,387  11,263,109   1,679,272  7,282,341  1,590,076   4,242,002
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,293,116)   (680,643) (2,184,319)  (573,784)  (486,637)   (312,724)
                           ----------  ----------  ----------  ---------  ---------   ---------
Accumulation units
   end of year             11,760,737  10,582,466   6,203,510  6,708,557  5,032,717   3,929,278
                           ==========  ==========  ==========  =========  =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                       MSF OPPENHEIMER      MSF T. ROWE PRICE
                            MSF MFS TOTAL RETURN        GLOBAL EQUITY        LARGE CAP GROWTH
                                 SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                 (CLASS F)                (CLASS B)             (CLASS B)
                           ----------------------  ----------------------  -------------------
                              2007        2006        2007        2006       2007       2006
                           ----------  ----------  ----------  ----------  --------  ---------
Accumulation units
   beginning of year       25,722,813          --  33,479,697          -- 2,365,014         --
Accumulation units issued
   and transferred from
   other funding options    1,167,773  27,356,393   2,303,702  36,311,128   224,399  2,635,279
Accumulation units
   redeemed and
   transferred to
   other funding options   (2,469,417) (1,633,580) (5,356,933) (2,831,431) (199,525)  (270,265)
                           ----------  ----------  ----------  ---------- ---------  ---------
Accumulation units
   end of year             24,421,169  25,722,813  30,426,466  33,479,697 2,389,888  2,365,014
                           ==========  ==========  ==========  ========== =========  =========

                           PIMCO VIT TOTAL RETURN  PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                 SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                           (ADMINISTRATIVE CLASS)          (CLASS II)             (CLASS II)
                           ----------------------  --------------------------  ----------------
                              2007        2006       2007 (c)       2006        2007 (d)  2006
                           ----------  ----------   -----------  ----------    ---------  ----
Accumulation units
   beginning of year       24,626,133  22,715,127     8,438,521   7,378,651           --    --
Accumulation units issued
   and transferred from
   other funding options    2,349,273   3,933,547     3,663,714   3,095,937    9,125,288    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,140,604) (2,022,541)  (12,102,235) (2,036,067)    (227,940)   --
                           ----------  ----------   -----------  ----------    ---------   ---
Accumulation units
   end of year             23,834,802  24,626,133            --   8,438,521    8,897,348    --
                           ==========  ==========   ===========  ==========    =========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             MSF WESTERN ASSET      MSF WESTERN ASSET
                                MANAGEMENT             MANAGEMENT               PIMCO VIT
                              HIGH YIELD BOND        U.S. GOVERNMENT           REAL RETURN
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                 (CLASS A)              (CLASS A)         (ADMINISTRATIVE CLASS)
                           ---------------------  ---------------------  ------------------------
                            2007 (a)      2006       2007        2006      2007 (a)       2006
                           ----------  ---------  ----------  ---------  -----------  -----------
Accumulation units
   beginning of year        6,376,927         --   5,917,674         --   10,339,811   9,966,865
Accumulation units issued
   and transferred from
   other funding options      376,308  6,932,418     635,895  6,558,211      477,387   1,820,158
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,753,235)  (555,491) (1,162,059)  (640,537) (10,817,198) (1,447,212)
                           ----------   --------  ----------  ---------  -----------  ----------
Accumulation units
   end of year                     --  6,376,927   5,391,510  5,917,674           --  10,339,811
                           ==========   ========  ==========  =========  ===========  ==========

                                                       PIONEER EMERGING
                           PIONEER CULLEN VALUE VCT       MARKETS VCT      PIONEER EQUITY INCOME VCT
                                  SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                  (CLASS II)              (CLASS II)               (CLASS II)
                           ------------------------  --------------------  -------------------------
                                2007       2006         2007       2006        2007        2006
                             ---------  ---------    ---------  ---------   ----------  -----------
Accumulation units
   beginning of year         4,297,206  1,317,687    3,672,536  2,673,916    7,097,228   5,593,506
Accumulation units issued
   and transferred from
   other funding options     2,431,693  3,347,734    1,120,206  1,638,593    1,882,074   2,656,143
Accumulation units
   redeemed and
   transferred to
   other funding options      (380,226)  (368,215)    (758,750)  (639,973)  (1,384,548) (1,152,421)
                             ---------  ---------    ---------  ---------   ----------  ----------
Accumulation units
   end of year               6,348,673  4,297,206    4,033,992  3,672,536    7,594,754   7,097,228
                             =========  =========    =========  =========   ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                             PIONEER EQUITY
                             OPPORTUNITY VCT     PIONEER FUND VCT     PIONEER GLOBAL HIGH YIELD VCT
                               SUBACCOUNT           SUBACCOUNT                 SUBACCOUNT
                               (CLASS II)           (CLASS II)                 (CLASS II)
                           ------------------  ---------------------  -----------------------------
                           2007 (c)    2006       2007       2006          2007            2006
                           --------  --------  ----------  ---------    ----------      ---------
Accumulation units
   beginning of year        157,920    29,930   6,574,991  5,875,325     3,094,636        670,475
Accumulation units issued
   and transferred from
   other funding options    643,206   145,078   4,960,574  1,441,436     2,052,285      2,877,657
Accumulation units
   redeemed and
   transferred to
   other funding options   (801,126)  (17,088)   (915,105)  (741,770)     (616,505)      (453,496)
                           --------   -------  ----------  ---------     ---------      ---------
Accumulation units
   end of year                   --   157,920  10,620,460  6,574,991     4,530,416      3,094,636
                           ========   =======  ==========  =========     =========      =========

                                PIONEER IBBOTSON                                PIONEER INTERNATIONAL
                             MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT        VALUE VCT
                                   SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                   (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ------------------------  ---------------------
                                2007          2006       2007         2006         2007        2006
                             ----------   ----------   ----------   ---------   ---------   ---------
Accumulation units
   beginning of year         33,497,696    4,662,565   1,389,954    1,184,218   2,234,002     873,269
Accumulation units issued
   and transferred from
   other funding options     19,312,093   29,480,619     497,153      343,955   1,190,952   1,498,574
Accumulation units
   redeemed and
   transferred to
   other funding options     (4,477,681)    (645,488)   (183,413)    (138,219)   (729,634)   (137,841)
                             ----------   ----------   ---------    ---------   ---------   ---------
Accumulation units
   end of year               48,332,108   33,497,696   1,703,694    1,389,954   2,695,320   2,234,002
                             ==========   ==========   =========    =========   =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                       PIONEER IBBOTSON          PIONEER IBBOTSON
                           PIONEER HIGH YIELD VCT  AGGRESSIVE ALLOCATION VCT   GROWTH ALLOCATION VCT
                                 SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                 (CLASS II)               (CLASS II)                (CLASS II)
                           ----------------------  -------------------------  ----------------------
                              2007         2006         2007        2006         2007         2006
                           ----------  ----------  ------------  -----------  ----------  ----------
Accumulation units
   beginning of year       11,739,167   8,125,948    3,636,672    1,079,371   55,528,247   4,438,944
Accumulation units issued
   and transferred from
   other funding options    5,048,767   6,964,538      912,353    2,604,253   41,954,885  52,273,408
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,430,691) (3,351,319)    (145,293)     (46,952)  (5,796,944) (1,184,105)
                           ----------  ----------    ---------    ---------   ----------  ----------
Accumulation units
   end of year             10,357,243  11,739,167    4,403,732    3,636,672   91,686,188  55,528,247
                           ==========  ==========    =========    =========   ==========  ==========

                                                         PIONEER OAK RIDGE     PIONEER REAL ESTATE
                           PIONEER MID CAP VALUE VCT   LARGE CAP GROWTH VCT         SHARES VCT
                                  SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                  (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ----------------------  ----------------------
                               2007          2006         2007       2006        2007        2006
                            -----------  -----------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year         5,977,757    5,101,198    4,895,868   3,981,959   4,536,822   3,539,719
Accumulation units issued
   and transferred from
   other funding options     1,577,586    1,997,504    1,142,360   1,981,145   1,111,440   1,711,288
Accumulation units
   redeemed and
   transferred to
   other funding options    (1,192,980)  (1,120,945)  (1,154,178) (1,067,236) (1,600,366)   (714,185)
                            ----------   ----------   ----------  ----------  ----------   ---------
Accumulation units
   end of year               6,362,363    5,977,757    4,884,050   4,895,868   4,047,896   4,536,822
                            ==========   ==========   ==========  ==========  ==========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           PIONEER SMALL AND MID CAP
                                   GROWTH VCT         PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT
                                   SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   (CLASS II)                  (CLASS II)                   (CLASS II)
                           -------------------------  ---------------------------  ----------------------------
                              2007 (c)      2006            2007       2006              2007       2006
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   beginning of year          1,958,429  1,574,787       4,227,642  2,736,236         15,976,603  13,239,389
Accumulation units issued
   and transferred from
   other funding options        575,778    467,306         708,121  2,141,083          4,568,930   4,938,561
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,534,207)   (83,664)       (769,442)  (649,677)        (2,745,238) (2,201,347)
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   end of year                       --  1,958,429       4,166,321  4,227,642         17,800,295  15,976,603
                             ==========  =========       =========  =========         ==========  ==========

                           VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                 SUBACCOUNT                 SUBACCOUNT
                                 (CLASS II)                 (CLASS II)
                           -----------------------  -------------------------
                              2007        2006             2007     2006
                           ----------  ----------        -------  -------
Accumulation units
   beginning of year        9,180,155   9,419,284        130,233  128,454
Accumulation units issued
   and transferred from
   other funding options      711,896     829,323          3,027    4,219
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,518,296) (1,068,452)        (5,098)  (2,440)
                           ----------  ----------        -------  -------
Accumulation units
   end of year              8,373,755   9,180,155        128,162  130,233
                           ==========  ==========        =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             PIONEER VALUE VCT    PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                 SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                 (CLASS II)                 (CLASS IB)                    (CLASS IB)
                           ---------------------  ------------------------------  -------------------------
                            2007 (c)      2006          2007 (a)    2006             2007 (a)     2006
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   beginning of year        4,145,657  3,810,379         355,928  377,849            7,588,935  7,438,554
Accumulation units issued
   and transferred from
   other funding options      427,838    790,341             936   26,406               75,921    968,543
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,573,495)  (455,063)       (356,864) (48,327)          (7,664,856)  (818,162)
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   end of year                     --  4,145,657              --  355,928                   --  7,588,935
                           ==========  =========        ========  =======           ==========  =========

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Fund BD IV for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund BD IV for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Morgan Stanley EAFE Index Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF Russell 2000 Index Subaccount (Class A)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

                                   APPENDIX B

AIM V.I. Core Equity Subaccount (Series I)
Credit Suisse Trust Emerging Markets Subaccount
DWS VIT Small Cap Index Subaccount (Class A)
LMPIS Premier Selections All Cap Growth Subaccount
LMPVET Multiple Discipline Large Cap Growth and Value Subaccount
LMPVET Social Awareness Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPV Small Cap Growth Opportunities Subaccount
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPIII Large Cap Value Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS     DREYFUS VIF
                              GLOBAL GROWTH       GROWTH       GROWTH-INCOME    APPRECIATION
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                (CLASS 2)        (CLASS 2)       (CLASS 2)     (INITIAL SHARES)
                              --------------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value    $82,019,375    $145,823,341    $134,388,000      $1,263,057
                                -----------    ------------    ------------      ----------
         Total Assets            82,019,375     145,823,341     134,388,000       1,263,057
                                -----------    ------------    ------------      ----------
LIABILITIES:
   Other payables
      Insurance charges              10,266          18,156          17,124             147
      Administrative fees             1,017           1,813           1,668              16
      Equity protection fees             --              --              --              --
   Due to MetLife Insurance
      Company of Connecticut             --              --              --              --
                                -----------    ------------    ------------      ----------
         Total Liabilities           11,283          19,969          18,792             163
                                -----------    ------------    ------------      ----------
NET ASSETS                      $82,008,092    $145,803,372    $134,369,208      $1,262,894
                                ===========    ============    ============      ==========

   The accompanying notes are an integral part of these financial statements.

                                 DREYFUS VIF        FIDELITY VIP       FIDELITY VIP   FIDELITY VIP DYNAMIC
                              DEVELOPING LEADERS     CONTRAFUND         CONTRAFUND    CAPITAL APPRECIATION
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                               (INITIAL SHARES)   (SERVICE CLASS 2)  (SERVICE CLASS)    (SERVICE CLASS 2)
                              ------------------  -----------------  ---------------  --------------------
ASSETS:
   Investments at fair value      $3,015,805         $7,713,025       $33,037,665           $175,277
                                  ----------         ----------       -----------           --------
         Total Assets              3,015,805          7,713,025        33,037,665            175,277
                                  ----------         ----------       -----------           --------
LIABILITIES:
   Other payables
      Insurance charges                  342                899             4,036                 20
      Administrative fees                 37                 95               411                  2
      Equity protection fees              --                 --                --                 --
   Due to MetLife Insurance
      Company of Connecticut              --                 --                --                 --
                                  ----------         ----------       -----------           --------
         Total Liabilities               379                994             4,447                 22
                                  ----------         ----------       -----------           --------
NET ASSETS                        $3,015,426         $7,712,031       $33,033,218           $175,255
                                  ==========         ==========       ===========           ========

   The accompanying notes are an integral part of these financial statements.

                                                                  FTVIPT FRANKLIN
                                                 FTVIPT FRANKLIN   SMALL-MID CAP
                                 FIDELITY VIP        INCOME            GROWTH
                                   MID CAP         SECURITIES        SECURITIES
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                              (SERVICE CLASS 2)     (CLASS 2)        (CLASS 2)
                              -----------------  ---------------  ---------------
ASSETS:
   Investments at fair value    $18,561,816         $7,805,895       $8,908,181
                                -----------         ----------       ----------
         Total Assets            18,561,816          7,805,895        8,908,181
                                -----------         ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges               2,319              1,004            1,083
      Administrative fees               231                 96              110
      Equity protection fees             --                 --               --
   Due to MetLife Insurance
      Company of Connecticut             --                 --               --
                                -----------         ----------       ----------
         Total Liabilities            2,550              1,100            1,193
                                -----------         ----------       ----------
NET ASSETS                      $18,559,266         $7,804,795       $8,906,988
                                ===========         ==========       ==========

                              FTVIPT TEMPLETON
                                 DEVELOPING                           JANUS ASPEN
                                   MARKETS       FTVIPT TEMPLETON       GLOBAL
                                 SECURITIES     FOREIGN SECURITIES   LIFE SCIENCES
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                 (CLASS 2)          (CLASS 2)       (SERVICE SHARES)
                              ----------------  ------------------  ----------------
ASSETS:
   Investments at fair value     $14,003,149       $33,018,279          $1,685,042
                                 -----------       -----------          ----------
         Total Assets             14,003,149        33,018,279           1,685,042
                                 -----------       -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                1,777             4,093                 191
      Administrative fees                172               408                  20
      Equity protection fees              --                --                  --
   Due to MetLife Insurance
      Company of Connecticut           7,329                --                  --
                                 -----------       -----------          ----------
         Total Liabilities             9,278             4,501                 211
                                 -----------       -----------          ----------
NET ASSETS                       $13,993,871       $33,013,778          $1,684,831
                                 ===========       ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                              JANUS ASPEN GLOBAL  JANUS ASPEN MID CAP     JANUS ASPEN    LMPVET AGGRESSIVE
                                  TECHNOLOGY            GROWTH         WORLDWIDE GROWTH       GROWTH
                                  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                               (SERVICE SHARES)    (SERVICE SHARES)    (SERVICE SHARES)      (CLASS I)
                              ------------------  -------------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $920,313            $7,233,865         $2,526,449        $60,863,592
                                   --------            ----------         ----------        -----------
         Total Assets               920,313             7,233,865          2,526,449         60,863,592
                                   --------            ----------         ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                 100                   859                274              7,432
      Administrative fees                11                    89                 31                759
      Equity protection fees             --                    --                 --                 --
   Due to MetLife Insurance
      Company of Connecticut             --                    --                 --                 --
                                   --------            ----------         ----------        -----------
         Total Liabilities              111                   948                305              8,191
                                   --------            ----------         ----------        -----------
NET ASSETS                         $920,202            $7,232,917         $2,526,144        $60,855,401
                                   ========            ==========         ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                                 LMPVET        LMPVET                                   LMPVET EQUITY  LMPVET EQUITY
                              APPRECIATION  APPRECIATION     LMPVET    LMPVET DIVIDEND      INDEX          INDEX
                               SUBACCOUNT    SUBACCOUNT      CAPITAL      STRATEGY        SUBACCOUNT     SUBACCOUNT
                                (CLASS I)    (CLASS II)    SUBACCOUNT    SUBACCOUNT        (CLASS I)     (CLASS II)
                              ------------  ------------  -----------  ---------------  -------------  -------------
ASSETS:
   Investments at fair value   $27,700,275   $3,155,447   $28,906,566     $1,516,690     $635,596,850   $22,883,401
                               -----------   ----------   -----------     ----------     ------------   -----------
         Total Assets           27,700,275    3,155,447    28,906,566      1,516,690      635,596,850    22,883,401
                               -----------   ----------   -----------     ----------     ------------   -----------
LIABILITIES:
   Other payables
      Insurance charges              3,398          398         4,070            197           67,390         2,563
      Administrative fees              344           39           358             19            7,897           284
      Equity protection fees            --           --            --             --           85,825            --
   Due to MetLife Insurance
      Company of Connecticut            --           --            --             --               --            --
                               -----------   ----------   -----------     ----------     ------------   -----------
         Total Liabilities           3,742          437         4,428            216          161,112         2,847
                               -----------   ----------   -----------     ----------     ------------   -----------
NET ASSETS                     $27,696,533   $3,155,010   $28,902,138     $1,516,474     $635,435,738   $22,880,554
                               ===========   ==========   ===========     ==========     ============   ===========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVET                              LMPVET
                                        FUNDAMENTAL VALUE  LMPVET GLOBAL  INTERNATIONAL ALL CAP  LMPVET INVESTORS
                                            SUBACCOUNT        EQUITY           OPPORTUNITY          SUBACCOUNT
                                            (CLASS I)        SUBACCOUNT        SUBACCOUNT            (CLASS I)
                                        -----------------  -------------  ---------------------  ----------------
ASSETS:
   Investments at fair value               $60,019,902       $9,190,432         $5,655,892          $27,299,884
                                           -----------       ----------         ----------          -----------
         Total Assets                       60,019,902        9,190,432          5,655,892           27,299,884
                                           -----------       ----------         ----------          -----------
LIABILITIES:
   Other payables
      Insurance charges                          7,228            1,296                637                3,182
      Administrative fees                          744              114                 70                  338
      Equity protection fees                        --               --                 --                   --
   Due to MetLife Insurance Company of
      Connecticut                                   --               --                 --                   --
                                           -----------       ----------         ----------          -----------
         Total Liabilities                       7,972            1,410                707                3,520
                                           -----------       ----------         ----------          -----------
NET ASSETS                                 $60,011,930       $9,189,022         $5,655,185          $27,296,364
                                           ===========       ==========         ==========          ===========

   The accompanying notes are an integral part of these financial statements.

                                        LMPVET LARGE CAP  LMPVET MID CAP  LMPVET SMALL CAP        LMPVET
                                             GROWTH            CORE            GROWTH       CAPITAL AND INCOME
                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                           (CLASS I)         (CLASS I)        (CLASS I)          (CLASS II)
                                        ----------------  --------------  ----------------  ------------------
ASSETS:
   Investments at fair value               $31,240,461      $16,085,279      $9,776,577         $26,606,148
                                           -----------      -----------      ----------         -----------
         Total Assets                       31,240,461       16,085,279       9,776,577          26,606,148
                                           -----------      -----------      ----------         -----------
LIABILITIES:
   Other payables
      Insurance charges                          3,682            1,896           1,215               3,702
      Administrative fees                          388              199             121                 329
      Equity protection fees                        --               --              --                  --
   Due to MetLife Insurance Company of
      Connecticut                                   --               --              --              22,378
                                           -----------      -----------      ----------         -----------
         Total Liabilities                       4,070            2,095           1,336              26,409
                                           -----------      -----------      ----------         -----------
NET ASSETS                                 $31,236,391      $16,083,184      $9,775,241         $26,579,739
                                           ===========      ===========      ==========         ===========

                                        LMPVIT ADJUSTABLE  LMPVIT DIVERSIFIED
                                           RATE INCOME      STRATEGIC INCOME
                                            SUBACCOUNT          SUBACCOUNT
                                        -----------------  ------------------
ASSETS:
   Investments at fair value                $3,282,463        $12,176,596
                                            ----------        -----------
         Total Assets                        3,282,463         12,176,596
                                            ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                            436              1,434
      Administrative fees                           41                150
      Equity protection fees                        --                 --
   Due to MetLife Insurance Company of
      Connecticut                                   --                 --
                                            ----------        -----------
         Total Liabilities                         477              1,584
                                            ----------        -----------
NET ASSETS                                  $3,281,986        $12,175,012
                                            ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                                                         MIST BATTERYMARCH  MIST BLACKROCK
                                 LMPVIT    LMPVIT MONEY   MID-CAP STOCK       HIGH YIELD
                              HIGH INCOME     MARKET        SUBACCOUNT        SUBACCOUNT
                               SUBACCOUNT   SUBACCOUNT       (CLASS A)        (CLASS A)
                              -----------  ------------  -----------------  --------------
ASSETS:
   Investments at fair value  $17,960,653   $34,412,173      $2,429,292       $1,795,351
                              -----------   -----------      ----------       ----------
         Total Assets          17,960,653    34,412,173       2,429,292        1,795,351
                              -----------   -----------      ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges             2,261         4,144             278              187
      Administrative fees             221           425              30               22
      Equity protection fees           --            --              --               --
   Due to MetLife Insurance
      Company of Connecticut           --            --              --               --
                              -----------   -----------      ----------       ----------
         Total Liabilities          2,482         4,569             308              209
                              -----------   -----------      ----------       ----------
NET ASSETS                    $17,958,171   $34,407,604      $2,428,984       $1,795,142
                              ===========   ===========      ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS                              MIST LEGG MASON
                              MIST BLACKROCK     MIST DREMAN      OAKMARK         MIST     MIST LAZARD  PARTNERS MANAGED
                              LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL  JANUS FORTY    MID-CAP         ASSETS
                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                 (CLASS E)        (CLASS A)      (CLASS A)     (CLASS A)    (CLASS B)      (CLASS A)
                              --------------  ---------------  -------------  -----------  -----------  ----------------
ASSETS:
   Investments at fair value    $7,353,692       $1,280,188      $8,917,966    $8,139,152    $423,030       $267,593
                                ----------       ----------      ----------    ----------    --------       --------
         Total Assets            7,353,692        1,280,188       8,917,966     8,139,152     423,030        267,593
                                ----------       ----------      ----------    ----------    --------       --------
LIABILITIES:
   Other payables
      Insurance charges                888              157           1,107           914          58             31
      Administrative fees               91               16             110           101           5              3
      Equity protection fees            --               --              --            --          --             --
   Due to MetLife Insurance
      Company of Connecticut            --               --              --            --          --             --
                                ----------       ----------      ----------    ----------    --------       --------
         Total Liabilities             979              173           1,217         1,015          63             34
                                ----------       ----------      ----------    ----------    --------       --------
NET ASSETS                      $7,352,713       $1,280,015      $8,916,749    $8,138,137    $422,967       $267,559
                                ==========       ==========      ==========    ==========    ========       ========

   The accompanying notes are an integral part of these financial statements.

                              MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT       MIST MET/AIM
                               BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)         (CLASS B)          (CLASS B)            (CLASS A)
                              ----------------  -----------------  ----------------  --------------------
ASSETS:
   Investments at fair value     $2,944,821        $22,314,353        $10,914,867          $1,822,526
                                 ----------        -----------        -----------          ----------
         Total Assets             2,944,821         22,314,353         10,914,867           1,822,526
                                 ----------        -----------        -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 331              2,874              1,442                 240
      Administrative fees                36                277                136                  22
      Equity protection fees             --                 --                 --                  --
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --                  --
                                 ----------        -----------        -----------          ----------
         Total Liabilities              367              3,151              1,578                 262
                                 ----------        -----------        -----------          ----------
NET ASSETS                       $2,944,454        $22,311,202        $10,913,289          $1,822,264
                                 ==========        ===========        ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                              MIST MET/AIM SMALL  MIST MFS EMERGING  MIST MFS RESEARCH
                                 CAP GROWTH        MARKETS EQUITY      INTERNATIONAL
                                  SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)           (CLASS A)          (CLASS B)
                              ------------------  -----------------  -----------------
ASSETS:
   Investments at fair value        $510,987          $1,507,616         $7,041,546
                                    --------          ----------         ----------
         Total Assets                510,987           1,507,616          7,041,546
                                    --------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                   59                 166                816
      Administrative fees                  6                  19                 87
      Equity protection fees              --                  --                 --
   Due to MetLife Insurance
      Company of Connecticut              --                  --                 --
                                    --------          ----------         ----------
         Total Liabilities                65                 185                903
                                    --------          ----------         ----------
NET ASSETS                          $510,922          $1,507,431         $7,040,643
                                    ========          ==========         ==========

                                                                         MIST PIMCO
                                                  MIST NEUBERGER    INFLATION PROTECTED
                                MIST MFS VALUE  BERMAN REAL ESTATE         BOND
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                   (CLASS A)         (CLASS A)           (CLASS A)
                                --------------  ------------------  -------------------
ASSETS:
   Investments at fair value      $7,376,305        $4,927,764          $6,546,024
                                  ----------        ----------          ----------
         Total Assets              7,376,305         4,927,764           6,546,024
                                  ----------        ----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  919               588                 870
      Administrative fees                 91                60                  81
      Equity protection fees              --                --                  --
   Due to MetLife Insurance
      Company of Connecticut              --                --                  --
                                  ----------        ----------          ----------
         Total Liabilities             1,010               648                 951
                                  ----------        ----------          ----------
NET ASSETS                        $7,375,295        $4,927,116          $6,545,073
                                  ==========        ==========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                   MIST PIONEER    MIST THIRD AVENUE    MSF BLACKROCK
                              MIST PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE   AGGRESSIVE GROWTH
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)          (CLASS A)         (CLASS B)          (CLASS D)
                              -----------------  ----------------  -----------------  -----------------
ASSETS:
   Investments at fair value       $864,168         $7,471,868        $14,309,421        $10,041,020
                                   --------         ----------        -----------        -----------
         Total Assets               864,168          7,471,868         14,309,421         10,041,020
                                   --------         ----------        -----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                 109                911              1,736              1,171
      Administrative fees                11                 92                177                124
      Equity protection fees             --                 --                 --                 --
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --                 --
                                   --------         ----------        -----------        -----------
         Total Liabilities              120              1,003              1,913              1,295
                                   --------         ----------        -----------        -----------
NET ASSETS                         $864,048         $7,470,865        $14,307,508        $10,039,725
                                   ========         ==========        ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                              MSF BLACKROCK  MSF BLACKROCK  MSF BLACKROCK  MSF CAPITAL GUARDIAN       MSF      MSF FI VALUE
                               BOND INCOME    BOND INCOME   MONEY MARKET        U.S. EQUITY      FI LARGE CAP     LEADERS
                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT         SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                (CLASS A)      (CLASS E)      (CLASS A)          (CLASS A)         (CLASS A)     (CLASS D)
                              -------------  -------------  -------------  --------------------  ------------  ------------
ASSETS:
   Investments at fair value    $4,852,709    $17,301,261    $44,666,372        $5,108,474        $20,788,682   $21,293,646
                                ----------    -----------    -----------        ----------        -----------   -----------
         Total Assets            4,852,709     17,301,261     44,666,372         5,108,474         20,788,682    21,293,646
                                ----------    -----------    -----------        ----------        -----------   -----------
LIABILITIES:
   Other payables
      Insurance charges                533          2,056          4,989               580              2,397         2,470
      Administrative fees               60            214            559                63                258           264
      Equity protection fees            --             --             --                --                 --            --
   Due to MetLife Insurance
      Company of Connecticut            --             --             --                --                 --            --
                                ----------    -----------    -----------        ----------        -----------   -----------
         Total Liabilities             593          2,270          5,548               643              2,655         2,734
                                ----------    -----------    -----------        ----------        -----------   -----------
NET ASSETS                      $4,852,116    $17,298,991    $44,660,824        $5,107,831        $20,786,027   $21,290,912
                                ==========    ===========    ===========        ==========        ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                                      MSF METLIFE      MSF METLIFE
                                    MSF METLIFE      CONSERVATIVE    CONSERVATIVE TO        MSF METLIFE
                              AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION  MODERATE ALLOCATION
                                    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                    (CLASS B)          (CLASS B)         (CLASS B)           (CLASS B)
                              ---------------------  ------------  -------------------  -------------------
ASSETS:
   Investments at fair value        $1,232,449        $2,065,942        $4,281,787           $7,468,405
                                    ----------        ----------        ----------           ----------
         Total Assets                1,232,449         2,065,942         4,281,787            7,468,405
                                    ----------        ----------        ----------           ----------
LIABILITIES:
   Other payables
      Insurance charges                    146               243               535                  991
      Administrative fees                   15                25                53                   93
      Equity protection fees                --                --                --                   --
   Due to MetLife Insurance
      Company of Connecticut                --                --                --                   --
                                    ----------        ----------        ----------           ----------
         Total Liabilities                 161               268               588                1,084
                                    ----------        ----------        ----------           ----------
NET ASSETS                          $1,232,288        $2,065,674        $4,281,199           $7,467,321
                                    ==========        ==========        ==========           ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF METLIFE
                              MODERATE TO
                               AGGRESSIVE  MSF MFS TOTAL  MSF MORGAN STANLEY  MSF OPPENHEIMER  MSF RUSSELL 2000  MSF T. ROWE PRICE
                               ALLOCATION      RETURN         EAFE INDEX       GLOBAL EQUITY        INDEX        LARGE CAP GROWTH
                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                               (CLASS B)     (CLASS F)         (CLASS A)          (CLASS B)       (CLASS A)          (CLASS B)
                              -----------  -------------  ------------------  ---------------  ----------------  -----------------
ASSETS:
   Investments at fair value   $7,164,565    $74,391,177       $1,329,156         $7,243,126        $4,409,108        $20,035,807
                               ----------    -----------       ----------         ----------        ----------        -----------
         Total Assets           7,164,565     74,391,177        1,329,156          7,243,126         4,409,108         20,035,807
                               ----------    -----------       ----------         ----------        ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges               962          9,023              152                874               494              2,309
      Administrative fees              88            919               17                 90                55                249
      Equity protection fees           --             --               --                 --                --                 --
   Due to MetLife Insurance
      Company of Connecticut           --             --               --                 --                --                 --
                               ----------    -----------       ----------         ----------        ----------        -----------
         Total Liabilities          1,050          9,942              169                964               549              2,558
                               ----------    -----------       ----------         ----------        ----------        -----------
NET ASSETS                     $7,163,515    $74,381,235       $1,328,987         $7,242,162        $4,408,559        $20,033,249
                               ==========    ===========       ==========         ==========        ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET  PIMCO VIT TOTAL
                                 MANAGEMENT          RETURN       PUTNAM VT DISCOVERY  VAN KAMPEN LIT
                               U.S. GOVERNMENT     SUBACCOUNT           GROWTH            COMSTOCK
                                 SUBACCOUNT      (ADMINISTRATIVE      SUBACCOUNT         SUBACCOUNT
                                 (CLASS A)           CLASS)           (CLASS IB)         (CLASS II)
                              -----------------  ---------------  -------------------  --------------
ASSETS:
   Investments at fair value      $345,243         $49,280,404         $578,479          $3,427,172
                                  --------         -----------         --------          ----------
         Total Assets              345,243          49,280,404          578,479           3,427,172
                                  --------         -----------         --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 37               6,015               68                 405
      Administrative fees                4                 607                7                  43
      Equity protection fees            --                  --               --                  --
   Due to MetLife Insurance
      Company of Connecticut            --                  --               --                  --
                                  --------         -----------         --------          ----------
         Total Liabilities              41               6,622               75                 448
                                  --------         -----------         --------          ----------
NET ASSETS                        $345,202         $49,273,782         $578,404          $3,426,724
                                  ========         ===========         ========          ==========

   The accompanying notes are an integral part of these financial statements.

                              VAN KAMPEN LIT   VAN KAMPEN LIT
                                ENTERPRISE    STRATEGIC GROWTH
                                SUBACCOUNT       SUBACCOUNT
                               (CLASS II)        (CLASS I)
                              --------------  ----------------
ASSETS:
   Investments at fair value     $344,802       $13,850,122
                                 --------       -----------
         Total Assets             344,802        13,850,122
                                 --------       -----------
LIABILITIES:
   Other payables
      Insurance charges                41             1,598
      Administrative fees               4               171
      Equity protection fees           --                --
   Due to MetLife Insurance
      Company of Connecticut           --                --
                                 --------       -----------
         Total Liabilities             45             1,769
                                 --------       -----------
NET ASSETS                       $344,757       $13,848,353
                                 ========       ===========

   The accompanying notes are an integral part of these financial statements.

                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                             AIM V.I. CORE EQUITY   GLOBAL GROWTH      GROWTH       GROWTH-INCOME
                                                  SUBACCOUNT         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                (SERIES I) (a)        (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             --------------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                   $      --          $2,122,172      $ 1,139,995     $ 2,117,557
                                                  ---------          ----------      -----------     -----------
EXPENSES:
      Mortality and expense risk charges              9,683           1,201,275        2,255,037       2,203,358
      Administrative charges                          1,068             119,100          225,176         214,858
      Equity protection fees                             --                  --               --              --
                                                  ---------          ----------      -----------     -----------
         Total expenses                              10,751           1,320,375        2,480,213       2,418,216
                                                  ---------          ----------      -----------     -----------
            Net investment income (loss)            (10,751)            801,797       (1,340,218)       (300,659)
                                                  ---------          ----------      -----------     -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized Gain Distributions                        --           3,230,351       10,256,910       4,677,520
      Realized gains (losses) on sale of
         investments                                341,660           2,262,280        3,472,701       3,774,075
                                                  ---------          ----------      -----------     -----------
            Net realized gains (losses)             341,660           5,492,631       13,729,611       8,451,595
                                                  ---------          ----------      -----------     -----------
      Change in unrealized gains (losses)
         on investments                            (177,894)          3,258,903        2,573,451      (3,305,585)
                                                  ---------          ----------      -----------     -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 153,015          $9,553,331      $14,962,844     $ 4,845,351
                                                  =========          ==========      ===========     ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                     DREYFUS VIF        DREYFUS VIF     DWS VIT SMALL CAP
                                             CREDIT SUISSE TRUST    APPRECIATION    DEVELOPING LEADERS        INDEX
                                              EMERGING MARKETS       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                               SUBACCOUNT (a)     (INITIAL SHARES)   (INITIAL SHARES)     (CLASS A) (a)
                                             -------------------  ----------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $      --            $21,200          $  29,171          $    50,050
                                                  ---------            -------          ---------          -----------
EXPENSES:
      Mortality and expense risk charges              5,860             18,825             51,763               25,745
      Administrative charges                            646              2,008              5,666                2,854
      Equity protection fees                             --                 --                 --                   --
                                                  ---------            -------          ---------          -----------
         Total expenses                               6,506             20,833             57,429               28,599
                                                  ---------            -------          ---------          -----------
            Net investment income (loss)             (6,506)               367            (28,258)              21,451
                                                  ---------            -------          ---------          -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized Gain Distributions                        --                 --            510,013              366,791
      Realized gains (losses) on sale of
         investments                                689,389             80,794            (38,885)           1,745,162
                                                  ---------            -------          ---------          -----------
            Net realized gains (losses)             689,389             80,794            471,128            2,111,953
                                                  ---------            -------          ---------          -----------
      Change in unrealized gains (losses)
         on investments                            (621,547)            (9,453)          (887,438)          (1,840,818)
                                                  ---------            -------          ---------          -----------
      Net increase (decrease) in net assets
         resulting from operations                $  61,336            $71,708          $(444,568)         $   292,586
                                                  =========            =======          =========          ===========

                                               FIDELITY VIP      FIDELITY VIP
                                                CONTRAFUND        CONTRAFUND
                                                SUBACCOUNT        SUBACCOUNT
                                             (SERVICE CLASS 2)  (SERVICE CLASS)
                                             -----------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $    55,308      $   267,911
                                                -----------      -----------
EXPENSES:
      Mortality and expense risk charges            113,018          462,582
      Administrative charges                         12,134           47,180
      Equity protection fees                             --               --
                                                -----------      -----------
         Total expenses                             125,152          509,762
                                                -----------      -----------
            Net investment income (loss)            (69,844)        (241,851)
                                                -----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized Gain Distributions                 1,892,980        8,003,053
      Realized gains (losses) on sale of
         investments                                644,622          900,729
                                                -----------      -----------
            Net realized gains (losses)           2,537,602        8,903,782
                                                -----------      -----------
      Change in unrealized gains (losses)
         on investments                          (1,316,670)      (4,120,638)
                                                -----------      -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,151,088      $ 4,541,293
                                                ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                                             FTVIPT FRANKLIN
                                             FIDELITY VIP DYNAMIC                         FTVIPT FRANKLIN     SMALL-MID CAP
                                             CAPITAL APPRECIATION  FIDELITY VIP MID CAP  INCOME SECURITIES  GROWTH SECURITIES
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                              (SERVICE CLASS 2)     (SERVICE CLASS 2)        (CLASS 2)          (CLASS 2)
                                             --------------------  --------------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $    211              $   94,956          $ 227,439          $      --
                                                   --------              ----------          ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                      3,523                 291,980            106,781            134,795
      Administrative charges                            389                  29,246             10,271             13,879
      Equity protection fees                             --                      --                 --                 --
                                                   --------              ----------          ---------          ---------
         Total expenses                               3,912                 321,226            117,052            148,674
                                                   --------              ----------          ---------          ---------
            Net investment income (loss)             (3,701)               (226,270)           110,387           (148,674)
                                                   --------              ----------          ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    21,397               1,804,010             42,179            656,613
      Realized gains (losses) on sale of
         investments                                 60,444                 934,364             48,333            171,679
                                                   --------              ----------          ---------          ---------
            Net realized gains (losses)              81,841               2,738,374             90,512            828,292
                                                   --------              ----------          ---------          ---------
      Change in unrealized gains (losses)
         on investments                             (52,862)                (50,615)          (130,043)           175,254
                                                   --------              ----------          ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations                 $ 25,278              $2,461,489          $  70,856          $ 854,872
                                                   ========              ==========          =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              FTVIPT TEMPLETON
                                             DEVELOPING MARKETS   FTVIPT TEMPLETON   JANUS ASPEN GLOBAL
                                                 SECURITIES      FOREIGN SECURITIES     LIFE SCIENCES
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS 2)           (CLASS 2)        (SERVICE SHARES)
                                             ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $  273,399          $  634,296           $     --
                                                 ----------          ----------           --------
EXPENSES:
      Mortality and expense risk
         charges                                    190,839             482,216             21,981
      Administrative charges                         18,574              48,132              2,395
      Equity protection fees                             --                  --                 --
                                                 ----------          ----------           --------
         Total expenses                             209,413             530,348             24,376
                                                 ----------          ----------           --------
            Net investment income (loss)             63,986             103,948            (24,376)
                                                 ----------          ----------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   939,435           1,446,751                 --
      Realized gains (losses) on sale of
         investments                              1,757,177           1,413,431             47,205
                                                 ----------          ----------           --------
            Net realized gains (losses)           2,696,612           2,860,182             47,205
                                                 ----------          ----------           --------
      Change in unrealized gains (losses)
         on investments                              22,846           1,091,800            264,707
                                                 ----------          ----------           --------
      Net increase (decrease) in net assets
         resulting from operations               $2,783,444          $4,055,930           $287,536
                                                 ==========          ==========           ========

                                                JANUS ASPEN        JANUS ASPEN       JANUS ASPEN
                                             GLOBAL TECHNOLOGY   MID CAP GROWTH   WORLDWIDE GROWTH
                                                SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                             (SERVICE SHARES)   (SERVICE SHARES)  (SERVICE SHARES)
                                             -----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  2,923          $     4,667        $ 15,219
                                                 --------          -----------        --------
EXPENSES:
      Mortality and expense risk
         charges                                   12,223               98,308          36,415
      Administrative charges                        1,392               10,237           4,138
      Equity protection fees                           --                   --              --
                                                 --------          -----------        --------
         Total expenses                            13,615              108,545          40,553
                                                 --------          -----------        --------
            Net investment income (loss)          (10,692)            (103,878)        (25,334)
                                                 --------          -----------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --               36,688              --
      Realized gains (losses) on sale of
         investments                              (66,650)             314,852         191,430
                                                 --------          -----------        --------
            Net realized gains (losses)           (66,650)             351,540         191,430
                                                 --------          -----------        --------
      Change in unrealized gains (losses)
         on investments                           246,018              984,829          38,601
                                                 --------          -----------        --------
      Net increase (decrease) in net assets
         resulting from operations               $168,676          $ 1,232,491        $204,697
                                                 ========          ===========        ========

   The accompanying notes are an integral part of these financial statements.

                                            LMPIS PREMIER     LMPVET AGGRESSIVE     LMPVET         LMPVET
                                          SELECTIONS ALL CAP        GROWTH       APPRECIATION   APPRECIATION
                                                GROWTH            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                            SUBACCOUNT (a)        (CLASS I)        (CLASS I)   (CLASS II) (b)
                                          ------------------  -----------------  ------------  --------------
INVESTMENT INCOME:
      Dividends                                $   1,112         $        --      $   295,089    $  25,033
                                               ---------         -----------      -----------    ---------
EXPENSES:
      Mortality and expense risk
         charges                                   6,990             991,284          419,251        6,901
      Administrative charges                         708             101,031           42,438          678
      Equity protection fees                          --                  --               --           --
                                               ---------         -----------      -----------    ---------
         Total expenses                            7,698           1,092,315          461,689        7,579
                                               ---------         -----------      -----------    ---------
            Net investment income (loss)          (6,586)         (1,092,315)        (166,600)      17,454
                                               ---------         -----------      -----------    ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                124,338             351,504        2,284,502      232,081
      Realized gains (losses) on sale of
         investments                             229,739           3,532,002          810,888          830
                                               ---------         -----------      -----------    ---------
            Net realized gains (losses)          354,077           3,883,506        3,095,390      232,911
                                               ---------         -----------      -----------    ---------
      Change in unrealized gains (losses)
         on investments                         (257,463)         (2,720,944)      (1,097,634)    (208,569)
                                               ---------         -----------      -----------    ---------
      Net increase (decrease) in net assets
         resulting from operations             $  90,028         $    70,247      $ 1,831,156    $  41,796
                                               =========         ===========      ===========    =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET EQUITY
                                                            LMPVET DIVIDEND      INDEX
                                            LMPVET CAPITAL      STRATEGY      SUBACCOUNT
                                              SUBACCOUNT       SUBACCOUNT      (CLASS I)
                                            --------------  ---------------  -------------
INVESTMENT INCOME:
      Dividends                               $   117,055     $     31,241    $ 12,015,481
                                              -----------     ------------    ------------
EXPENSES:
      Mortality and expense risk
         charges                                  540,692           24,213       9,727,342
      Administrative charges                       47,751            2,293       1,136,694
      Equity protection fees                           --               --      12,304,753
                                              -----------     ------------    ------------
         Total expenses                           588,443           26,506      23,168,789
                                              -----------     ------------    ------------
            Net investment income (loss)         (471,388)           4,735     (11,153,308)
                                              -----------     ------------    ------------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               1,616,002               --      30,191,446
      Realized gains (losses) on sale of
         investments                            1,147,544           20,803      49,176,536
                                              -----------     ------------    ------------
            Net realized gains (losses)         2,763,546           20,803      79,367,982
                                              -----------     ------------    ------------
      Change in unrealized gains (losses)
         on investments                        (2,206,615)          40,654     (48,085,969)
                                              -----------     ------------    ------------
      Net increase (decrease) in net assets
        resulting from operations             $    85,543     $     66,192    $ 20,128,705
                                              ===========     ============    ============

                                            LMPVET EQUITY        LMPVET
                                                INDEX      FUNDAMENTAL VALUE  LMPVET GLOBAL
                                              SUBACCOUNT       SUBACCOUNT        EQUITY
                                              (CLASS II)        (CLASS I)       SUBACCOUNT
                                            -------------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                               $  370,677      $   752,219       $  52,118
                                              ----------      -----------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                 329,901          860,038         158,355
      Administrative charges                      36,528           88,366          13,971
      Equity protection fees                          --               --              --
                                              ----------      -----------       ---------
         Total expenses                          366,429          948,404         172,326
                                              ----------      -----------       ---------
            Net investment income (loss)           4,248         (196,185)       (120,208)
                                              ----------      -----------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              1,072,796        2,946,898         445,949
      Realized gains (losses) on sale of
         investments                             701,544        1,188,640         205,163
                                              ----------      -----------       ---------
            Net realized gains (losses)        1,774,340        4,135,538         651,112
                                              ----------      -----------       ---------
      Change in unrealized gains (losses)
         on investments                         (916,617)      (5,123,022)       (266,850)
                                              ----------      -----------       ---------
      Net increase (decrease) in net assets
         resulting from operations            $  861,971      $(1,183,669)      $ 264,054
                                              ==========      ===========       =========

   The accompanying notes are an integral part of these financial statements.

                                                    LMPVET                            LMPVET LARGE CAP  LMPVET MID CAP
                                             INTERNATIONAL ALL CAP  LMPVET INVESTORS       GROWTH            CORE
                                                  OPPORTUNITY          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                  SUBACCOUNT           (CLASS I)          (CLASS I)       (CLASS I)
                                             ---------------------  ----------------  ----------------  --------------
INVESTMENT INCOME:
      Dividends                                   $    53,952          $   348,450       $   13,092       $    67,117
                                                  -----------          -----------       ----------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                       81,673              336,604          473,037           259,861
      Administrative charges                            9,004               35,736           49,916            27,343
      Equity protection fees                               --                   --               --                --
                                                  -----------          -----------       ----------       -----------
         Total expenses                                90,677              372,340          522,953           287,204
                                                  -----------          -----------       ----------       -----------
            Net investment income (loss)              (36,725)             (23,890)        (509,861)         (220,087)
                                                  -----------          -----------       ----------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   2,824,933              745,118               --         3,087,664
      Realized gains (losses) on sale of
         investments                                  404,924              542,245          743,874           694,514
                                                  -----------          -----------       ----------       -----------
            Net realized gains (losses)             3,229,857            1,287,363          743,874         3,782,178
                                                  -----------          -----------       ----------       -----------
      Change in unrealized gains (losses)
         on investments                            (2,905,221)          (1,368,634)       1,024,404        (2,434,750)
                                                  -----------          -----------       ----------       -----------
      Net increase (decrease) in net assets
         resulting from operations                $   287,911          $  (105,161)      $1,258,417       $ 1,127,341
                                                  ===========          ===========       ==========       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               LMPVET MULTIPLE     LMPVET SMALL CAP
                                             DISCIPLINE LARGE CAP       GROWTH       LMPVET SOCIAL  LMPVPI ALL CAP
                                               GROWTH AND VALUE       SUBACCOUNT       AWARENESS      SUBACCOUNT
                                                SUBACCOUNT (c)         (CLASS I)      SUBACCOUNT    (CLASS I) (a)
                                             --------------------  ----------------  -------------  --------------
INVESTMENT INCOME:
      Dividends
                                                  $  18,265            $      --          $ --        $    72,919
EXPENSES:                                         ---------            ---------          ----        -----------
      Mortality and expense risk
         charges                                     48,137              140,380            19            115,488
      Administrative charges                          4,681               14,131             2             12,159
      Equity protection fees                             --                   --            --                 --
                                                  ---------            ---------          ----        -----------
         Total expenses                              52,818              154,511            21            127,647
                                                  ---------            ---------          ----        -----------
            Net investment income (loss)            (34,553)            (154,511)          (21)           (54,728)
                                                  ---------            ---------          ----        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   153,571              684,627            --          1,264,156
      Realized gains (losses) on sale of
         investments                                596,867              266,021           (76)         5,988,394
                                                  ---------            ---------          ----        -----------
            Net realized gains (losses)             750,438              950,648           (76)         7,252,550
                                                  ---------            ---------          ----        -----------
      Change in unrealized gains (losses)
         on investments                            (603,535)            (154,658)           --         (5,988,433)
                                                  ---------            ---------          ----        -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 112,350            $ 641,479          $(97)       $ 1,209,389
                                                  =========            =========          ====        ===========

                                                  LMPVPII
                                             GROWTH AND INCOME    LMPVPV SMALL CAP
                                                SUBACCOUNT      GROWTH OPPORTUNITIES
                                               (CLASS I) (a)       SUBACCOUNT (a)
                                             -----------------  --------------------
INVESTMENT INCOME:
      Dividends
                                                 $     434           $     673
EXPENSES:                                        ---------           ---------
      Mortality and expense risk
         charges                                     3,673              14,657
      Administrative charges                           354               1,357
      Equity protection fees                            --                  --
                                                 ---------           ---------
         Total expenses                              4,027              16,014
                                                 ---------           ---------
            Net investment income (loss)            (3,593)            (15,341)
                                                 ---------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   31,191              96,522
      Realized gains (losses) on sale of
         investments                               203,367             457,234
                                                 ---------           ---------
            Net realized gains (losses)            234,558             553,756
                                                 ---------           ---------
      Change in unrealized gains (losses)
         on investments                           (198,799)           (354,479)
                                                 ---------           ---------
      Net increase (decrease) in net assets
         resulting from operations               $  32,166           $ 183,936
                                                 =========           =========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVPI LARGE CAP  LMPVPII AGGRESSIVE        LMPVET
                                                  GROWTH             GROWTH        CAPITAL AND INCOME  LMPVIT ADJUSTABLE
                                                SUBACCOUNT         SUBACCOUNT           SUBACCOUNT        RATE INCOME
                                              (CLASS I) (a)      (CLASS I) (a)          (CLASS II)         SUBACCOUNT
                                             ----------------  ------------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $     --          $      --          $   319,979         $ 158,463
                                                 --------          ---------          -----------         ---------
EXPENSES:
      Mortality and expense risk charges            2,385              4,338              470,799            58,425
      Administrative charges                          262                448               42,129             5,437
      Equity protection fees                           --                 --                   --                --
                                                 --------          ---------          -----------         ---------
         Total expenses                             2,647              4,786              512,928            63,862
                                                 --------          ---------          -----------         ---------
            Net investment income (loss)           (2,647)            (4,786)            (192,949)           94,601
                                                 --------          ---------          -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --              2,394            4,264,293                --
      Realized gains (losses) on sale of
         investments                              116,109            295,344              599,812            (2,747)
                                                 --------          ---------          -----------         ---------
            Net realized gains (losses)           116,109            297,738            4,864,105            (2,747)
                                                 --------          ---------          -----------         ---------
      Change in unrealized gains (losses)
         on investments                           (92,006)          (260,204)          (3,672,849)         (103,054)
                                                 --------          ---------          -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 21,456          $  32,748          $   998,307         $ (11,200)
                                                 ========          =========          ===========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVIT DIVERSIFIED     LMPVIT       LMPVIT
                                              STRATEGIC INCOME   HIGH INCOME  MONEY MARKET
                                                 SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                             ------------------  -----------  ------------
INVESTMENT INCOME:
      Dividends                                  $ 653,371       $ 1,635,139   $1,553,553
                                                 ---------       -----------   ----------
EXPENSES:
      Mortality and expense risk charges           192,800           298,566      472,822
      Administrative charges                        20,153            29,405       48,702
      Equity protection fees                            --                --           --
                                                 ---------       -----------   ----------
         Total expenses                            212,953           327,971      521,524
                                                 ---------       -----------   ----------
            Net investment income (loss)           440,418         1,307,168    1,032,029
                                                 ---------       -----------   ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                --           --
      Realized gains (losses) on sale of
         investments                              (118,406)          (82,675)          --
                                                 ---------       -----------   ----------
            Net realized gains (losses)           (118,406)          (82,675)          --
                                                 ---------       -----------   ----------
      Change in unrealized gains (losses)
         on investments                           (256,820)       (1,459,941)          --
                                                 ---------       -----------   ----------
      Net increase (decrease) in net assets
         resulting from operations               $  65,192       $  (235,448)  $1,032,029
                                                 =========       ===========   ==========

                                                                    LORD ABBETT      LORD ABBETT
                                             LMPVPIII LARGE CAP  GROWTH AND INCOME   MID-CAP VALUE
                                                   VALUE             SUBACCOUNT       SUBACCOUNT
                                               SUBACCOUNT (a)      (CLASS VC) (a)   (CLASS VC) (a)
                                             ------------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                  $    65,321        $        --      $        --
                                                 -----------        -----------      -----------
EXPENSES:
      Mortality and expense risk charges              78,632             47,224           61,489
      Administrative charges                           8,377              4,354            5,742
      Equity protection fees                              --                 --               --
                                                 -----------        -----------      -----------
         Total expenses                               87,009             51,578           67,231
                                                 -----------        -----------      -----------
            Net investment income (loss)             (21,688)           (51,578)         (67,231)
                                                 -----------        -----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                 --               --
      Realized gains (losses) on sale of
         investments                               3,170,622          1,486,632        2,602,143
                                                 -----------        -----------      -----------
            Net realized gains (losses)            3,170,622          1,486,632        2,602,143
                                                 -----------        -----------      -----------
      Change in unrealized gains (losses)
         on investments                           (2,273,194)        (1,091,220)      (1,372,756)
                                                 -----------        -----------      -----------
      Net increase (decrease) in net assets
         resulting from operations               $   875,740        $   343,834      $ 1,162,156
                                                 ===========        ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                             MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK  MIST BLACKROCK
                                               MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE  LARGE-CAP CORE
                                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  (CLASS A)        (CLASS A)     (CLASS E) (b)   (CLASS A) (a)
                                             -----------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $   7,609        $ 216,737        $     --       $  53,996
                                                 ---------        ---------        --------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                    35,480           27,578          75,547          36,072
      Administrative charges                         3,843            3,189           7,789           3,742
      Equity protection fees                            --               --              --              --
                                                 ---------        ---------        --------       ---------
         Total expenses                             39,323           30,767          83,336          39,814
                                                 ---------        ---------        --------       ---------
            Net investment income (loss)           (31,714)         185,970         (83,336)         14,182
                                                 ---------        ---------        --------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  303,405               --              --         470,417
      Realized gains (losses) on sale of
         investments                               (10,362)           2,779           4,466         407,143
                                                 ---------        ---------        --------       ---------
            Net realized gains (losses)            293,043            2,779           4,466         877,560
                                                 ---------        ---------        --------       ---------
      Change in unrealized gains (losses)
         on investments                           (159,272)        (164,337)         67,324        (526,091)
                                                 ---------        ---------        --------       ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 102,057        $  24,412        $(11,546)      $ 365,651
                                                 =========        =========        ========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               MIST HARRIS
                                               MIST DREMAN       OAKMARK                        MIST LAZARD
                                             SMALL-CAP VALUE  INTERNATIONAL  MIST JANUS FORTY     MID-CAP
                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (CLASS A)       (CLASS A)        (CLASS A)     (CLASS B) (b)
                                             ---------------  -------------  ----------------  -------------
INVESTMENT INCOME:
      Dividends                                 $     --       $    90,686      $   11,805       $     --
                                                --------       -----------      ----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                  18,172           145,692          95,040          4,701
      Administrative charges                       1,828            14,600          10,481            422
      Equity protection fees                          --                --              --             --
                                                --------       -----------      ----------       --------
         Total expenses                           20,000           160,292         105,521          5,123
                                                --------       -----------      ----------       --------
            Net investment income (loss)         (20,000)          (69,606)        (93,716)        (5,123)
                                                --------       -----------      ----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  5,716           778,123       1,135,109             --
      Realized gains (losses) on sale of
         investments                              22,336           100,563          33,759           (297)
                                                --------       -----------      ----------       --------
            Net realized gains (losses)           28,052           878,686       1,168,868           (297)
                                                --------       -----------      ----------       --------
      Change in unrealized gains (losses)
         on investments                          (54,451)       (1,068,645)        710,407        (52,006)
                                                --------       -----------      ----------       --------
      Net increase (decrease) in net assets
         resulting from operations              $(46,399)      $  (259,565)     $1,785,559       $(57,426)
                                                ========       ===========      ==========       ========

                                             MIST LEGG MASON
                                             PARTNERS MANAGED  MIST LORD ABBETT
                                                  ASSETS        BOND DEBENTURE
                                                SUBACCOUNT        SUBACCOUNT
                                                 (CLASS A)         (CLASS A)
                                             ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  6,712          $162,534
                                                 --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                    3,657            40,539
      Administrative charges                          408             4,488
      Equity protection fees                           --                --
                                                 --------          --------
         Total expenses                             4,065            45,027
                                                 --------          --------
            Net investment income (loss)            2,647           117,507
                                                 --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  23,596             3,748
      Realized gains (losses) on sale of
         investments                                 (238)           49,550
                                                 --------          --------
            Net realized gains (losses)            23,358            53,298
                                                 --------          --------
      Change in unrealized gains (losses)
         on investments                           (13,192)          (13,053)
                                                 --------          --------
      Net increase (decrease) in net assets
         resulting from operations               $ 12,813          $157,752
                                                 ========          ========

   The accompanying notes are an integral part of these financial statements.

                                             MIST LORD ABBETT   MIST LORD ABBETT      MIST MET/AIM        MIST MET/AIM
                                             GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION  SMALL CAP GROWTH
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)          (CLASS B)          (CLASS A)            (CLASS A)
                                             -----------------  ----------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                 $  149,152         $     6,185           $  1,590            $    --
                                                ----------         -----------           --------            -------
EXPENSES:
      Mortality and expense risk
         charges                                   343,818             136,613             28,113              4,460
      Administrative charges                        33,473              12,908              2,639                475
      Equity protection fees                            --                  --                 --                 --
                                                ----------         -----------           --------            -------
         Total expenses                            377,291             149,521             30,752              4,935
                                                ----------         -----------           --------            -------
            Net investment income (loss)          (228,139)           (143,336)           (29,162)            (4,935)
                                                ----------         -----------           --------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  766,406             130,399              4,364              2,509
      Realized gains (losses) on sale of
         investments                               246,810             (53,202)            (5,569)             5,699
                                                ----------         -----------           --------            -------
            Net realized gains (losses)          1,013,216              77,197             (1,205)             8,208
                                                ----------         -----------           --------            -------
      Change in unrealized gains (losses)
         on investments                           (600,676)         (1,129,642)           193,513              5,521
                                                ----------         -----------           --------            -------
      Net increase (decrease) in net assets
         resulting from operations              $  184,401         $(1,195,781)          $163,146            $ 8,794
                                                ==========         ===========           ========            =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST MFS EMERGING  MIST MFS RESEARCH
                                              MARKETS EQUITY      INTERNATIONAL    MIST MFS VALUE
                                                SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                               (CLASS A) (b)      (CLASS B) (b)       (CLASS A)
                                             -----------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                   $     --           $     --         $      46
                                                  --------           --------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                    12,759             64,057           109,926
      Administrative charges                         1,422              6,868            10,844
      Equity protection fees                            --                 --                --
                                                  --------           --------         ---------
         Total expenses                             14,181             70,925           120,770
                                                  --------           --------         ---------
            Net investment income (loss)           (14,181)           (70,925)         (120,724)
                                                  --------           --------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                 --           137,554
      Realized gains (losses) on sale of
         investments                                23,368             18,437            81,966
                                                  --------           --------         ---------
            Net realized gains (losses)             23,368             18,437           219,520
                                                  --------           --------         ---------
      Change in unrealized gains (losses)
         on investments                            293,316            347,605           281,662
                                                  --------           --------         ---------
      Net increase (decrease) in net assets
         resulting from operations                $302,503           $295,117         $ 380,458
                                                  ========           ========         =========

                                                                     MIST PIMCO
                                               MIST NEUBERGER    INFLATION PROTECTED
                                             BERMAN REAL ESTATE         BOND          MIST PIONEER FUND
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  (CLASS A)         (CLASS A) (b)         (CLASS A)
                                             ------------------  -------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $    95,129          $     --             $ 6,255
                                                 -----------          --------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     109,189            70,047              12,452
      Administrative charges                          11,339             6,510               1,203
      Equity protection fees                              --                --                  --
                                                 -----------          --------             -------
         Total expenses                              120,528            76,557              13,655
                                                 -----------          --------             -------
            Net investment income (loss)             (25,399)          (76,557)             (7,400)
                                                 -----------          --------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    762,298                --                  --
      Realized gains (losses) on sale of
         investments                                  16,431            15,724               8,622
                                                 -----------          --------             -------
            Net realized gains (losses)              778,729            15,724               8,622
                                                 -----------          --------             -------
      Change in unrealized gains (losses)
         on investments                           (2,011,434)          444,119              14,264
                                                 -----------          --------             -------
      Net increase (decrease) in net assets
         resulting from operations               $(1,258,104)         $383,286             $15,486
                                                 ===========          ========             =======

   The accompanying notes are an integral part of these financial statements.

                                              MIST PIONEER     MIST PIONEER   MIST THIRD AVENUE    MSF BLACKROCK
                                             MID-CAP VALUE  STRATEGIC INCOME   SMALL CAP VALUE   AGGRESSIVE GROWTH
                                               SUBACCOUNT      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)         (CLASS B)          (CLASS D)
                                             -------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                $  1,493         $ 45,700         $    63,885        $       --
                                               --------         --------         -----------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                  1,480          102,447             199,082           139,244
      Administrative charges                        139           10,434              20,288            14,831
      Equity protection fees                         --               --                  --                --
                                               --------         --------         -----------        ----------
         Total expenses                           1,619          112,881             219,370           154,075
                                               --------         --------         -----------        ----------
            Net investment income (loss)           (126)         (67,181)           (155,485)         (154,075)
                                               --------         --------         -----------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                53,190               --             419,611                --
      Realized gains (losses) on sale of
         investments                             (8,026)          21,834             (79,640)          145,936
                                               --------         --------         -----------        ----------
            Net realized gains (losses)          45,164           21,834             339,971           145,936
                                               --------         --------         -----------        ----------
      Change in unrealized gains (losses)
         on investments                         (11,893)         383,363          (1,513,193)        1,678,643
                                               --------         --------         -----------        ----------
      Net increase (decrease) in net assets
         resulting from operations             $ 33,145         $338,016         $(1,328,707)       $1,670,504
                                               ========         ========         ===========        ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF BLACKROCK BOND  MSF BLACKROCK BOND  MSF BLACKROCK
                                                   INCOME              INCOME         MONEY MARKET
                                                 SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                 (CLASS A)           (CLASS E)         (CLASS A)
                                             ------------------  ------------------  -------------
INVESTMENT INCOME:
      Dividends                                    $165,114            $558,628        $1,605,584
                                                   --------            --------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                     67,757             255,251           432,625
      Administrative charges                          7,576              26,621            48,728
      Equity protection fees                             --                  --                --
                                                   --------            --------        ----------
         Total expenses                              75,333             281,872           481,353
                                                   --------            --------        ----------
            Net investment income (loss)             89,781             276,756         1,124,231
                                                   --------            --------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                  --                --
      Realized gains (losses) on sale of
         investments                                 54,021             191,950                --
                                                   --------            --------        ----------
            Net realized gains (losses)              54,021             191,950                --
                                                   --------            --------        ----------
      Change in unrealized gains (losses)
         on investments                              83,618             295,692                --
                                                   --------            --------        ----------
      Net increase (decrease) in net assets
         resulting from operations                 $227,420            $764,398        $1,124,231
                                                   ========            ========        ==========

                                                 MSF CAPITAL                        MSF FI VALUE
                                            GUARDIAN U.S. EQUITY  MSF FI LARGE CAP     LEADERS
                                                  SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                  (CLASS A)           (CLASS A)       (CLASS D)
                                             -------------------  ----------------  ------------
INVESTMENT INCOME:
      Dividends                                    $  17,522         $   37,482      $   197,334
                                                   ---------         ----------      -----------
EXPENSES:
      Mortality and expense risk
         charges                                      67,962            316,256          330,432
      Administrative charges                           7,408             34,087           35,179
      Equity protection fees                              --                 --               --
                                                   ---------         ----------      -----------
         Total expenses                               75,370            350,343          365,611
                                                   ---------         ----------      -----------
            Net investment income (loss)             (57,848)          (312,861)        (168,277)
                                                   ---------         ----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    217,961          1,554,769        2,136,413
      Realized gains (losses) on sale of
         investments                                  19,828             46,157           53,635
                                                   ---------         ----------      -----------
            Net realized gains (losses)              237,789          1,600,926        2,190,048
                                                   ---------         ----------      -----------
      Change in unrealized gains (losses)
         on investments                             (342,429)          (703,438)      (1,381,207)
                                                   ---------         ----------      -----------
      Net increase (decrease) in net assets
         resulting from operations                 $(162,488)        $  584,627      $   640,564
                                                   =========         ==========      ===========

   The accompanying notes are an integral part of these financial statements.

                                                                    MSF METLIFE       MSF METLIFE
                                                  MSF METLIFE       CONSERVATIVE    CONSERVATIVE TO        MSF METLIFE
                                             AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION  MODERATE ALLOCATION
                                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT            SUBACCOUNT
                                                   (CLASS B)         (CLASS B)         (CLASS B)            (CLASS B)
                                             ---------------------  ------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends                                     $    756          $     --          $     --            $     419
                                                    --------          --------          --------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                      17,618            22,614            38,125               97,329
      Administrative charges                           1,854             2,339             3,746                9,103
      Equity protection fees                              --                --                --                   --
                                                    --------          --------          --------            ---------
         Total expenses                               19,472            24,953            41,871              106,432
                                                    --------          --------          --------            ---------
            Net investment income (loss)             (18,716)          (24,953)          (41,871)            (106,013)
                                                    --------          --------          --------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      2,173               830             3,500                7,538
      Realized gains (losses) on sale of
         investments                                   7,670             8,033            20,196               39,440
                                                    --------          --------          --------            ---------
            Net realized gains (losses)                9,843             8,863            23,696               46,978
                                                    --------          --------          --------            ---------
      Change in unrealized gains (losses)
         on investments                               22,836            85,578            70,304              122,216
                                                    --------          --------          --------            ---------
      Net increase (decrease) in net assets
         resulting from operations                  $ 13,963          $ 69,488          $ 52,129            $  63,181
                                                    ========          ========          ========            =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  MSF METLIFE
                                                  MODERATE TO          MSF MFS    MSF MORGAN STANLEY  MSF OPPENHEIMER
                                             AGGRESSIVE ALLOCATION  TOTAL RETURN      EAFE INDEX       GLOBAL EQUITY
                                                   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                   (CLASS B)          (CLASS F)        (CLASS A)         (CLASS B)
                                             ---------------------  ------------  ------------------  ---------------
INVESTMENT INCOME:
      Dividends                                     $  1,573         $ 1,609,486        $ 3,434           $ 63,124
                                                    --------         -----------        -------           --------
EXPENSES:
      Mortality and expense risk
         charges                                      90,509           1,187,904          7,584            104,515
      Administrative charges                           8,390             121,119            817             10,757
      Equity protection fees                              --                  --             --                 --
                                                    --------         -----------        -------           --------
         Total expenses                               98,899           1,309,023          8,401            115,272
                                                    --------         -----------        -------           --------
            Net investment income (loss)             (97,326)            300,463         (4,967)           (52,148)
                                                    --------         -----------        -------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      6,293           2,715,591          1,832            104,663
      Realized gains (losses) on sale of
         investments                                  29,874             868,014          2,642            112,971
                                                    --------         -----------        -------           --------
            Net realized gains (losses)               36,167           3,583,605          4,474            217,634
                                                    --------         -----------        -------           --------
      Change in unrealized gains (losses)
         on investments                               62,307          (1,780,298)        12,973            126,905
                                                    --------         -----------        -------           --------
      Net increase (decrease) in net assets
         resulting from operations                  $  1,148         $ 2,103,770        $12,480           $292,391
                                                    ========         ===========        =======           ========

                                             MSF RUSSELL 2000  MSF T. ROWE PRICE
                                                   INDEX        LARGE CAP GROWTH
                                                SUBACCOUNT         SUBACCOUNT
                                               (CLASS A) (b)       (CLASS B)
                                             ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $      --        $   41,451
                                                 ---------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                    46,887           292,528
      Administrative charges                         5,208            31,535
      Equity protection fees                            --                --
                                                 ---------        ----------
         Total expenses                             52,095           324,063
                                                 ---------        ----------
            Net investment income (loss)           (52,095)         (282,612)
                                                 ---------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --           191,209
      Realized gains (losses) on sale of
         investments                               (53,903)          488,290
                                                 ---------        ----------
            Net realized gains (losses)            (53,903)          679,499
                                                 ---------        ----------
      Change in unrealized gains (losses)
         on investments                           (317,247)        1,152,824
                                                 ---------        ----------
      Net increase (decrease) in net assets
         resulting from operations               $(423,245)       $1,549,711
                                                 =========        ==========

   The accompanying notes are an integral part of these financial statements.

                                            MSF WESTERN ASSET  MSF WESTERN ASSET
                                               MANAGEMENT       MANAGEMENT U.S.              PIMCO                    PIMCO
                                             HIGH YIELD BOND      GOVERNMENT            VIT REAL RETURN          VIT TOTAL RETURN
                                               SUBACCOUNT         SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                              (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS) (a)  (ADMINISTRATIVE CLASS)
                                            -----------------  -----------------  --------------------------  ----------------------
INVESTMENT INCOME:
      Dividends                                  $ 24,081           $6,364                 $ 100,708               $2,359,014
                                                 --------           ------                 ---------               ----------
EXPENSES:
      Mortality and expense risk
         charges                                      906            2,688                    34,284                  729,670
      Administrative charges                          106              309                     3,206                   73,720
      Equity protection fees                           --               --                        --                       --
                                                 --------           ------                 ---------               ----------
         Total expenses                             1,012            2,997                    37,490                  803,390
                                                 --------           ------                 ---------               ----------
            Net investment income (loss)           23,069            3,367                    63,218                1,555,624
                                                 --------           ------                 ---------               ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   2,065               --                        --                       --
      Realized gains (losses) on sale of
         investments                               (5,952)           1,640                  (353,498)                 (42,115)
                                                 --------           ------                 ---------               ----------
            Net realized gains (losses)            (3,887)           1,640                  (353,498)                 (42,115)
                                                 --------           ------                 ---------               ----------
      Change in unrealized gains (losses)
         on investments                           (10,816)             654                   413,026                1,776,066
                                                 --------           ------                 ---------               ----------
      Net increase (decrease) in net assets
         resulting from operations               $  8,366           $5,661                 $ 122,746               $3,289,575
                                                 ========           ======                 =========               ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PUTNAM VT DISCOVERY        PUTNAM VT          PUTNAM VT     VAN KAMPEN LIT
                                                    GROWTH        INTERNATIONAL EQUITY  SMALL CAP VALUE     COMSTOCK
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                                  (CLASS IB)         (CLASS IB) (a)      (CLASS IB) (a)    (CLASS II)
                                             -------------------  --------------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                    $    --            $   183,281         $    65,030      $  64,929
                                                   -------            -----------         -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                     6,907                 28,553              55,128         56,847
      Administrative charges                           739                  3,076               5,785          5,963
      Equity protection fees                            --                     --                  --             --
                                                   -------            -----------         -----------      ---------
         Total expenses                              7,646                 31,629              60,913         62,810
                                                   -------            -----------         -----------      ---------
            Net investment income (loss)            (7,646)               151,652               4,117          2,119
                                                   -------            -----------         -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   42,394                793,420           1,300,594         90,097
      Realized gains (losses) on sale of
         investments                                12,776              1,876,589           2,521,451        179,362
                                                   -------            -----------         -----------      ---------
            Net realized gains (losses)             55,170              2,670,009           3,822,045        269,459
                                                   -------            -----------         -----------      ---------
      Change in unrealized gains (losses)
         on investments                             (9,936)            (2,305,501)         (3,037,984)      (395,377)
                                                   -------            -----------         -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations                 $37,588            $   516,160         $   788,178      $(123,799)
                                                   =======            ===========         ===========      =========


                                             VAN KAMPEN LIT   VAN KAMPEN LIT
                                               ENTERPRISE    STRATEGIC GROWTH
                                               SUBACCOUNT       SUBACCOUNT
                                               (CLASS II)        (CLASS I)
                                             --------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $   531        $    6,456
                                                 -------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                   4,852           193,820
      Administrative charges                         507            20,829
      Equity protection fees                          --                --
                                                 -------        ----------
         Total expenses                            5,359           214,649
                                                 -------        ----------
            Net investment income (loss)          (4,828)         (208,193)
                                                 -------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --                --
      Realized gains (losses) on sale of
         investments                               9,944          (951,237)
                                                 -------        ----------
            Net realized gains (losses)            9,944          (951,237)
                                                 -------        ----------
      Change in unrealized gains (losses)
         on investments                           27,873         3,117,769
                                                 -------        ----------
      Net increase (decrease) in net assets
         resulting from operations               $32,989        $1,958,339
                                                 =======        ==========

   The accompanying notes are an integral part of these financial statements.

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       AIM V.I. CORE EQUITY   AMERICAN FUNDS GLOBAL GROWTH    AMERICAN FUNDS GROWTH
                                            SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                            (SERIES I)                 (CLASS 2)                    (CLASS 2)
                                     -----------------------  ----------------------------  --------------------------
                                       2007 (a)    2006 (b)        2007          2006           2007          2006
                                     -----------  ----------  ------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (10,751) $  (10,411)  $   801,797   $  (537,377)   $ (1,340,218) $ (1,206,246)
   Net realized gain (loss)              341,660      (8,022)    5,492,631     1,006,190      13,729,611     2,166,363
   Change in unrealized gains
      (losses) on investments           (177,894)    177,894     3,258,903    11,120,473       2,573,451    10,417,186
                                     -----------  ----------   -----------   -----------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 153,015     159,461     9,553,331    11,589,286      14,962,844    11,377,303
                                     -----------  ----------   -----------   -----------    ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 7,732       9,203       120,683       409,673         421,257     1,499,421
   Transfers from other funding
      options                                 58   2,326,372     6,159,890     6,722,454       5,047,027     8,565,694
   Contract charges                           (8)       (651)      (10,457)      (10,894)        (23,486)      (25,403)
   Contract surrenders                   (23,335)    (54,075)   (4,048,845)   (2,774,339)     (9,833,403)   (6,000,146)
   Transfers to other funding
      options                         (2,400,590)   (167,470)   (4,168,455)   (2,782,618)     (8,327,080)   (6,545,963)
   Other receipts (payments)                  --      (9,712)     (628,154)     (401,035)     (1,443,145)   (1,118,190)
                                     -----------  ----------   -----------   -----------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,416,143)  2,103,667    (2,575,338)    1,163,241     (14,158,830)   (3,624,587)
                                     -----------  ----------   -----------   -----------    ------------  ------------
      Net increase (decrease)
         in net assets                (2,263,128)  2,263,128     6,977,993    12,752,527         804,014     7,752,716
NET ASSETS:
   Beginning of period                 2,263,128          --    75,030,099    62,277,572     144,999,358   137,246,642
                                     -----------  ----------   -----------   -----------    ------------  ------------
   End of period                     $        --  $2,263,128   $82,008,092   $75,030,099    $145,803,372  $144,999,358
                                     ===========  ==========   ===========   ===========    ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     AMERICAN FUNDS GROWTH-INCOME  CREDIT SUISSE TRUST EMERGING
                                              SUBACCOUNT                      MARKETS
                                              (CLASS 2)                     SUBACCOUNT
                                     ----------------------------  ----------------------------
                                         2007            2006         2007 (a)         2006
                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:                      $   (300,659) $   (161,422)   $    (6,506)   $  (12,035)
   Net investment income (loss)          8,451,595     5,040,742        689,389       124,232
   Net realized gain (loss)
   Change in unrealized gains
      (losses) on investments           (3,305,585)   11,713,035       (621,547)      223,544
                                      ------------  ------------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 4,845,351    16,592,355         61,336       335,741
                                      ------------  ------------    -----------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 198,509       921,532             26           504
   Transfers from other funding
      options                            4,755,283     7,354,412         10,069       244,566
   Contract charges                        (24,240)      (26,003)           (11)         (431)
   Contract surrenders                  (8,192,287)   (5,424,955)       (39,284)      (37,220)
   Transfers to other funding
      options                           (5,659,861)   (5,482,565)    (1,422,604)     (230,163)
   Other receipts (payments)            (1,636,409)   (1,738,105)            --            --
                                      ------------  ------------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (10,559,005)   (4,395,684)    (1,451,804)      (22,744)
                                      ------------  ------------    -----------    ----------
      Net increase (decrease)
         in net assets                  (5,713,654)   12,196,671     (1,390,468)      312,997
NET ASSETS:
   Beginning of period                 140,082,862   127,886,191      1,390,468     1,077,471
                                      ------------  ------------    -----------    ----------
   End of period                      $134,369,208  $140,082,862    $        --    $1,390,468
                                      ============  ============    ===========    ==========

                                     DREYFUS VIF APPRECIATION  DREYFUS VIF DEVELOPING LEADERS
                                            SUBACCOUNT                   SUBACCOUNT
                                         (INITIAL SHARES)             (INITIAL SHARES)
                                     ------------------------  ------------------------------
                                          2007        2006          2007            2006
                                     ------------  ----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:                      $      367   $      603    $   (28,258)   $  (50,527)
   Net investment income (loss)           80,794       52,335        471,128       453,364
   Net realized gain (loss)
   Change in unrealized gains             (9,453)     148,018       (887,438)     (311,631)
      (losses) on investments
                                      ----------   ----------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  71,708      200,956       (444,568)       91,206
                                      ----------   ----------    -----------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,646       14,660          6,114        12,644
   Transfers from other funding
      options                              9,464       23,825         42,744        65,912
   Contract charges                         (631)        (728)        (1,787)       (2,111)
   Contract surrenders                  (176,020)     (74,305)      (257,584)     (481,071)
   Transfers to other funding
      options                           (118,778)    (236,691)      (569,390)     (389,766)
   Other receipts (payments)             (16,109)          --         (9,320)      (20,305)
                                      ----------   ----------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (300,428)    (273,239)      (789,223)     (814,697)
                                      ----------   ----------    -----------    ----------
      Net increase (decrease)
         in net assets                  (228,720)     (72,283)    (1,233,791)     (723,491)
NET ASSETS:
   Beginning of period                 1,491,614    1,563,897      4,249,217     4,972,708
                                      ----------   ----------    -----------    ----------
   End of period                      $1,262,894   $1,491,614    $ 3,015,426    $4,249,217
                                      ==========   ==========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                              DWS VIT SMALL CAP INDEX   FIDELITY VIP CONTRAFUND   FIDELITY VIP CONTRAFUND
                                                     SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                                      (CLASS A)            (SERVICE CLASS 2)         (SERVICE CLASS)
                                             -------------------------  -----------------------  ------------------------
                                               2007 (a)       2006         2007         2006          2007        2006
                                             -----------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $    21,451   $  (51,467)  $   (69,844) $  (45,301) $  (241,851) $  (140,048)
   Net realized gain (loss)                    2,111,953      781,948     2,537,602   1,099,291    8,903,782    3,094,691
   Change in unrealized gains (losses) on
      investments                             (1,840,818)     207,724    (1,316,670)   (298,571)  (4,120,638)    (295,013)
                                             -----------  -----------   -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         resulting from operations               292,586      938,205     1,151,088     755,419    4,541,293    2,659,630
                                             -----------  -----------   -----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                          --           --        14,758      28,723      109,242      517,237
   Transfers from other funding options           63,376      217,857       744,995     478,236    3,405,316    3,971,073
   Contract charges                                  (42)      (1,107)       (2,666)     (2,990)      (7,120)      (7,708)
   Contract surrenders                          (354,523)  (1,697,021)     (640,769)   (459,207)  (2,350,233)  (2,034,447)
   Transfers to other funding options         (6,029,021)     (19,889)   (1,672,469)   (834,393)  (1,847,082)  (1,895,593)
   Other receipts (payments)                     (27,987)     (28,837)      (28,275)    (59,405)    (426,623)    (169,077)
                                             -----------  -----------   -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                         (6,348,197)  (1,528,997)   (1,584,426)   (849,036)  (1,116,500)     381,485
                                             -----------  -----------   -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets   (6,055,611)    (590,792)     (433,338)    (93,617)   3,424,793    3,041,115
NET ASSETS:
   Beginning of period                         6,055,611    6,646,403     8,145,369   8,238,986   29,608,425   26,567,310
                                             -----------  -----------   -----------  ----------  -----------  -----------
   End of period                             $        --  $ 6,055,611   $ 7,712,031  $8,145,369  $33,033,218  $29,608,425
                                             ===========  ===========   ===========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             FIDELITY VIP DYNAMIC CAPITAL                            FTVIPT FRANKLIN INCOME
                                                     APPRECIATION            FIDELITY VIP MID CAP          SECURITIES
                                                      SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                  (SERVICE CLASS 2)           (SERVICE CLASS 2)            (CLASS 2)
                                             ----------------------------  ------------------------  ----------------------
                                                    2007        2006           2007        2006         2007        2006
                                                 ---------    --------     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                  $  (3,701)   $ (3,677)    $  (226,270) $  (272,607) $  110,387  $   42,659
   Net realized gain (loss)                         81,841      16,609       2,738,374    2,943,193      90,512      29,401
   Change in unrealized gains (losses) on
      investments                                  (52,862)     21,266         (50,615)    (863,507)   (130,043)    437,048
                                                 ---------    --------     -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets
         resulting from operations                  25,278      34,198       2,461,489    1,807,079      70,856     509,108
                                                 ---------    --------     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                         2,510         889          45,210      238,618      30,886      59,868
   Transfers from other funding options             34,933         382       1,548,580    3,774,074   3,317,665   3,364,452
   Contract charges                                   (128)       (174)         (4,077)      (4,624)     (1,270)       (654)
   Contract surrenders                              (9,022)     (4,547)     (1,129,344)  (1,216,748)   (353,637)   (345,502)
   Transfers to other funding options             (168,169)    (32,322)     (2,835,220)  (2,602,443)   (304,805)   (411,416)
   Other receipts (payments)                        (9,667)         --        (358,677)    (133,424)   (125,353)         --
                                                 ---------    --------     -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                             (149,543)    (35,772)     (2,733,528)      55,453   2,563,486   2,666,748
                                                 ---------    --------     -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets       (124,265)     (1,574)       (272,039)   1,862,532   2,634,342   3,175,856
NET ASSETS:
   Beginning of period                             299,520     301,094      18,831,305   16,968,773   5,170,453   1,994,597
                                                 ---------    --------     -----------  -----------  ----------  ----------
   End of period                                 $ 175,255    $299,520     $18,559,266  $18,831,305  $7,804,795  $5,170,453
                                                 =========    ========     ===========  ===========  ==========  ==========

                                             FTVIPT FRANKLIN SMALL-MID CAP
                                                   GROWTH SECURITIES
                                                       SUBACCOUNT
                                                       (CLASS 2)
                                             -----------------------------
                                                   2007         2006
                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (148,674) $  (156,681)
   Net realized gain (loss)                        828,292       18,809
   Change in unrealized gains (losses) on
      investments                                  175,254      782,805
                                               -----------  -----------
      Net increase (decrease) in net assets
         resulting from operations                 854,872      644,933
                                               -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                         1,365          630
   Transfers from other funding options            324,973      162,731
   Contract charges                                 (3,040)      (3,471)
   Contract surrenders                            (591,941)    (652,846)
   Transfers to other funding options             (811,951)  (1,033,407)
   Other receipts (payments)                       (13,711)    (105,129)
                                               -----------  -----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                           (1,094,305)  (1,631,492)
                                               -----------  -----------
      Net increase (decrease) in net assets       (239,433)    (986,559)
NET ASSETS:
   Beginning of period                           9,146,421   10,132,980
                                               -----------  -----------
   End of period                               $ 8,906,988  $ 9,146,421
                                               ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON
                                          MARKETS SECURITIES         FOREIGN SECURITIES     JANUS ASPEN GLOBAL LIFE SCIENCES
                                              SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                               (CLASS 2)                  (CLASS 2)                 (SERVICE SHARES)
                                     --------------------------  -------------------------  ---------------------------------
                                         2007           2006        2007          2006            2007             2006
                                      -----------   -----------  -----------   -----------     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    63,986   $   (57,715) $   103,948   $  (116,911)    $  (24,376)      $  (25,181)
   Net realized gain (loss)             2,696,612       615,069    2,860,182       604,700         47,205           57,798
   Change in unrealized gains
      (losses) on investments              22,846     1,592,210    1,091,800     4,466,599        264,707           56,082
                                      -----------   -----------  -----------   -----------     ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from operations                2,783,444     2,149,564    4,055,930     4,954,388        287,536           88,699
                                      -----------   -----------  -----------   -----------     ----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 50,841       265,004       79,004       480,752          1,063            3,467
   Transfers from other funding
      options                           7,111,319     5,207,757    2,366,798     5,235,525         60,383           32,939
   Contract charges                        (1,641)       (1,504)      (5,878)       (6,267)        (1,153)          (1,314)
   Contract surrenders                   (621,869)     (238,377)  (1,950,676)   (1,276,021)       (50,947)        (181,257)
   Transfers to other funding
      options                          (6,706,695)   (2,836,338)  (2,484,992)   (1,768,738)       (86,234)         (59,083)
   Other receipts (payments)             (112,021)       (4,503)    (330,744)      (61,477)            --          (70,260)
                                      -----------   -----------  -----------   -----------     ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (280,066)    2,392,039   (2,326,488)    2,603,774        (76,888)        (275,508)
                                      -----------   -----------  -----------   -----------     ----------       ----------
      Net increase (decrease)
         in net assets                  2,503,378     4,541,603    1,729,442     7,558,162        210,648         (186,809)
NET ASSETS:
   Beginning of period                 11,490,493     6,948,890   31,284,336    23,726,174      1,474,183        1,660,992
                                      -----------   -----------  -----------   -----------     ----------       ----------
   End of period                      $13,993,871   $11,490,493  $33,013,778   $31,284,336     $1,684,831       $1,474,183
                                      ===========   ===========  ===========   ===========     ==========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL TECHNOLOGY  JANUS ASPEN MID CAP GROWTH  JANUS ASPEN WORLDWIDE GROWTH
                                              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                           (SERVICE SHARES)              (SERVICE SHARES)             (SERVICE SHARES)
                                     -----------------------------  --------------------------  ----------------------------
                                          2007           2006           2007          2006          2007           2006
                                     -------------   -------------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $(10,692)     $  (13,874)    $ (103,878)   $ (102,020)   $  (25,334)    $    3,343
   Net realized gain (loss)              (66,650)        (84,276)       351,540       333,025       191,430         58,472
   Change in unrealized gains
      (losses) on investments            246,018         157,568        984,829       442,517        38,601        333,828
                                        --------      ----------     ----------    ----------    ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 168,676          59,418      1,232,491       673,522       204,697        395,643
                                        --------      ----------     ----------    ----------    ----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 5,529           1,369          3,955         3,349         4,816          1,155
   Transfers from other funding
      options                             30,302          22,151        457,557       648,955       326,995         27,178
   Contract charges                         (802)           (862)        (2,186)       (2,431)       (2,069)        (2,127)
   Contract surrenders                   163,985)        (90,852)      (545,513)     (462,198)     (399,326)      (281,617)
   Transfers to other funding
      options                            (55,527)        (69,643)      (265,074)     (847,251)     (339,956)       (57,503)
   Other receipts (payments)                  --          (3,337)       (56,216)     (190,848)      (10,420)       (57,540)
                                        --------      ----------     ----------    ----------    ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (184,483)       (141,174)      (407,477)     (850,424)     (419,960)      (370,454)
                                        --------      ----------     ----------    ----------    ----------     ----------
      Net increase (decrease)
         in net assets                   (15,807)        (81,756)       825,014      (176,902)     (215,263)        25,189
NET ASSETS:
   Beginning of period                   936,009       1,017,765      6,407,903     6,584,805     2,741,407      2,716,218
                                        --------      ----------     ----------    ----------    ----------     ----------
   End of period                        $920,202      $  936,009     $7,232,917    $6,407,903    $2,526,144     $2,741,407
                                        ========      ==========     ==========    ==========    ==========     ==========

                                      LMPIS PREMIER SELECTIONS
                                           ALL CAP GROWTH
                                             SUBACCOUNT
                                     -------------------------
                                       2007 (a)       2006
                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (6,586)  $  (24,388)
   Net realized gain (loss)              354,077       91,543
   Change in unrealized gains
      (losses) on investments           (257,463)      13,763
                                     -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  90,028       80,918
                                     -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --           --
   Transfers from other funding
      options                             18,005       50,103
   Contract charges                           (4)        (332)
   Contract surrenders                   (33,370)    (192,236)
   Transfers to other funding
      options                         (1,544,460)     (42,221)
   Other receipts (payments)                 (40)          --
                                     -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,559,869)    (184,686)
                                     -----------   ----------
      Net increase (decrease)
         in net assets                (1,469,841)    (103,768)
NET ASSETS:
   Beginning of period                 1,469,841    1,573,609
                                     -----------   ----------
   End of period                     $        --   $1,469,841
                                     ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION      LMPVET APPRECIATION
                                             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                              (CLASS I)               (CLASS I)               (CLASS II)
                                     ------------------------  ------------------------  --------------------
                                         2007         2006         2007         2006         2007 (c)  2006
                                     -----------  -----------  -----------  -----------    ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $(1,092,315) $(1,180,966) $  (166,600) $  (142,076)   $   17,454   $--
   Net realized gain (loss)            3,883,506    2,295,344    3,095,390    1,366,018       232,911    --
   Change in unrealized gains
      (losses) on investments         (2,720,944)   3,807,430   (1,097,634)   2,089,056      (208,569)   --
                                     -----------  -----------  -----------  -----------    ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  70,247    4,921,808    1,831,156    3,312,998        41,796    --
                                     -----------  -----------  -----------  -----------    ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                45,112      375,790           --       73,862            --    --
   Transfers from other funding
      options                          3,826,695    2,407,761      848,654      740,820     3,179,176    --
   Contract charges                      (23,079)     (27,709)      (7,085)      (8,085)           --    --
   Contract surrenders                (6,773,717)  (4,493,504)  (1,282,842)  (1,584,443)      (17,331)   --
   Transfers to other funding
      options                         (5,923,481)  (6,648,825)    (900,512)  (1,095,514)      (48,631)   --
   Other receipts (payments)          (1,057,936)    (762,910)    (747,307)    (245,819)           --    --
                                     -----------  -----------  -----------  -----------    ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (9,906,406)  (9,149,397)  (2,089,092)  (2,119,179)    3,113,214    --
                                     -----------  -----------  -----------  -----------    ----------   ---
      Net increase (decrease)
         in net assets                (9,836,159)  (4,227,589)    (257,936)   1,193,819     3,155,010    --
NET ASSETS:
   Beginning of period                70,691,560   74,919,149   27,954,469   26,760,650            --    --
                                     -----------  -----------  -----------  -----------    ----------   ---
   End of period                     $60,855,401  $70,691,560  $27,696,533  $27,954,469    $3,155,010   $--
                                     ===========  ===========  ===========  ===========    ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                              LMPVET EQUITY INDEX
                                           LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY            SUBACCOUNT
                                             SUBACCOUNT              SUBACCOUNT                     (CLASS I)
                                     ------------------------  ------------------------  ----------------------------
                                         2007         2006          2007       2006           2007           2006
                                     -----------  -----------   ----------  ----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (471,388) $  (424,093)  $    4,735  $    3,974  $ (11,153,308) $ (12,811,790)
   Net realized gain (loss)            2,763,546    2,567,914       20,803      41,074     79,367,982     27,011,429
   Change in unrealized gains
      (losses) on investments         (2,206,615)   1,504,612       40,654     152,388    (48,085,969)    81,527,003
                                     -----------  -----------   ----------  ----------  -------------  -------------
      Net increase (decrease)
         in net assets resulting
         from operations                  85,543    3,648,433       66,192     197,436     20,128,705     95,726,642
                                     -----------  -----------   ----------  ----------  -------------  -------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 2,129      698,709        5,498          --      6,885,694      6,425,527
   Transfers from other funding
      options                            200,448      596,208      231,352     125,103      1,948,037        453,122
   Contract charges                       (7,068)      (8,399)        (334)       (408)      (199,452)      (259,040)
   Contract surrenders                (2,312,813)  (1,403,196)     (53,226)    (42,986)   (56,998,095)   (59,389,299)
   Transfers to other funding
      options                         (2,659,656)  (3,701,520)     (49,252)   (372,185)  (173,368,126)   (59,909,348)
   Other receipts (payments)            (131,768)    (976,090)          --     (32,135)    (9,911,375)   (11,545,128)
                                     -----------  -----------   ----------  ----------  -------------  -------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,908,728)  (4,794,288)     134,038    (322,611)  (231,643,317)  (124,224,166)
                                     -----------  -----------   ----------  ----------  -------------  -------------
      Net increase (decrease)
         in net assets                (4,823,185)  (1,145,855)     200,230    (125,175)  (211,514,612)   (28,497,524)
NET ASSETS:
   Beginning of period                33,725,323   34,871,178    1,316,244   1,441,419    846,950,350    875,447,874
                                     -----------  -----------   ----------  ----------  -------------  -------------
   End of period                     $28,902,138  $33,725,323   $1,516,474  $1,316,244  $ 635,435,738  $ 846,950,350
                                     ===========  ===========   ==========  ==========  =============  =============

                                        LMPVET EQUITY INDEX
                                            SUBACCOUNT
                                            (CLASS II)
                                     ------------------------
                                        2007          2006
                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     4,248  $   (48,244)
   Net realized gain (loss)            1,774,340      674,724
   Change in unrealized gains
      (losses) on investments           (916,617)   2,472,632
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 861,971    3,099,112
                                     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                14,376       34,733
   Transfers from other funding
      options                            510,900      691,713
   Contract charges                       (5,665)      (6,257)
   Contract surrenders                (1,640,747)  (1,642,502)
   Transfers to other funding
      options                         (1,534,355)  (1,500,092)
   Other receipts (payments)            (329,892)     (93,852)
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,985,383)  (2,516,257)
                                     -----------  -----------
      Net increase (decrease)
         in net assets                (2,123,412)     582,855
NET ASSETS:
   Beginning of period                25,003,966   24,421,111
                                     -----------  -----------
   End of period                     $22,880,554  $25,003,966
                                     ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                          LMPVET FUNDAMENTAL                               LMPVET INTERNATIONAL
                                           VALUE SUBACCOUNT      LMPVET GLOBAL EQUITY      ALL CAP OPPORTUNITY
                                              (CLASS I)               SUBACCOUNT                SUBACCOUNT
                                      ------------------------  -----------------------  -----------------------
                                         2007          2006        2007         2006         2007        2006
                                      -----------  -----------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (196,185) $   (31,239) $ (120,208) $   (65,915) $   (36,725) $   33,383
   Net realized gain (loss)             4,135,538    2,662,699     651,112      525,027    3,229,857     407,940
   Change in unrealized gains
      (losses) on investments          (5,123,022)   3,519,703    (266,850)     712,162   (2,905,221)    782,613
                                      -----------  -----------  ----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               (1,183,669)   6,151,163     264,054    1,171,274      287,911   1,223,936
                                      -----------  -----------  ----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 36,292       67,080          --       85,277           --          --
   Transfers from other funding
      options                          26,221,729      753,840     320,513      649,278      178,807     150,442
   Contract charges                       (18,582)     (14,249)     (1,933)      (2,111)      (2,020)     (2,335)
   Contract surrenders                 (3,909,310)  (3,215,113)   (598,855)    (227,945)    (494,756)   (386,787)
   Transfers to other funding
      options                          (4,626,886)  (4,038,715)   (211,890)  (1,255,049)    (204,364)   (301,498)
   Other receipts (payments)           (1,061,807)    (261,561)    (52,349)          --     (173,640)    (85,369)
                                      -----------  -----------  ----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    16,641,436   (6,708,718)   (544,514)    (750,550)    (695,973)   (625,547)
                                      -----------  -----------  ----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                 15,457,767     (557,555)   (280,460)     420,724     (408,062)    598,389
NET ASSETS:
   Beginning of period                 44,554,163   45,111,718   9,469,482    9,048,758    6,063,247   5,464,858
                                      -----------  -----------  ----------  -----------  -----------  ----------
   End of period                      $60,011,930  $44,554,163  $9,189,022  $ 9,469,482  $ 5,655,185  $6,063,247
                                      ===========  ===========  ==========  ===========  ===========  ==========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2006 December 31, 2006.

(c) For the period April 30, 2007 to December 31, 2007.

(d) For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           LMPVET INVESTORS         LMPVET LARGE CAP           LMPVET MID CAP
                                              SUBACCOUNT            GROWTH SUBACCOUNT          CORE SUBACCOUNT
                                              (CLASS I)                 (CLASS I)                 (CLASS I)
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006        2007          2006         2007        2006
                                      -----------  -----------  ----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (23,890) $      (177) $  (509,861) $  (495,261) $  (220,087) $  (199,394)
   Net realized gain (loss)             1,287,363      864,748      743,874       60,992    3,782,178    2,861,458
   Change in unrealized gains
      (losses) on investments          (1,368,634)   1,076,051    1,024,404    1,295,539   (2,434,750)    (368,149)
                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (105,161)   1,940,622    1,258,417      861,270    1,127,341    2,293,915
                                      -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  4,126       10,558        7,211      103,190          410          885
   Transfers from other funding
      options                          17,829,502      187,240    1,556,566      715,240       57,330      142,826
   Contract charges                        (6,507)      (3,618)     (10,321)     (11,891)      (5,486)      (6,346)
   Contract surrenders                 (1,715,169)    (682,155)  (3,510,320)  (2,654,928)  (1,782,729)  (1,331,158)
   Transfers to other funding
      options                          (1,359,761)  (2,192,132)  (2,352,961)  (2,361,650)  (1,457,294)  (2,156,663)
   Other receipts (payments)             (291,769)    (160,599)    (490,984)    (337,770)    (384,803)    (105,252)
                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    14,460,422   (2,840,706)  (4,800,809)  (4,547,809)  (3,572,572)  (3,455,708)
                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 14,355,261     (900,084)  (3,542,392)  (3,686,539)  (2,445,231)  (1,161,793)
NET ASSETS:
   Beginning of period                 12,941,103   13,841,187   34,778,783   38,465,322   18,528,415   19,690,208
                                      -----------  -----------  -----------  -----------  -----------  -----------
   End of period                      $27,296,364  $12,941,103  $31,236,391  $34,778,783  $16,083,184  $18,528,415
                                      ===========  ===========  ===========  ===========  ===========  ===========


                                          LMPVET MULTIPLE
                                        DISCIPLINE LARGE CAP
                                          GROWTH AND VALUE
                                             SUBACCOUNT
                                      -----------------------
                                        2007 (d)      2006
                                      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (34,553) $  (37,043)
   Net realized gain (loss)               750,438     164,035
   Change in unrealized gains
      (losses) on investments            (603,535)    274,107
                                      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  112,350     401,099
                                      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    115      25,446
   Transfers from other funding
      options                             227,196     249,587
   Contract charges                        (1,043)     (1,256)
   Contract surrenders                 (1,197,609)   (212,985)
   Transfers to other funding
      options                          (3,222,920)   (173,578)
   Other receipts (payments)              (14,377)    (73,894)
                                      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (4,208,638)   (186,680)
                                      -----------  ----------
      Net increase (decrease)
         in net assets                 (4,096,288)    214,419
NET ASSETS:
   Beginning of period                  4,096,288   3,881,869
                                      -----------  ----------
   End of period                      $        --  $4,096,288
                                      ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                         LMPVET SMALL CAP GROWTH                                LMPVPI ALL CAP
                                               SUBACCOUNT         LMPVET SOCIAL AWARENESS         SUBACCOUNT
                                               (CLASS I)                 SUBACCOUNT                (CLASS I)
                                         -----------------------  -----------------------  -------------------------
                                            2007         2006         2007        2006       2007 (a)       2006
                                         ----------  -----------  -----------   ---------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (154,511)  $ (127,068)   $   (21)       $--     $    (54,728) $   (71,967)
   Net realized gain (loss)                 950,648      629,034        (76)        --        7,252,550    1,811,677
   Change in unrealized gains
      (losses) on investments              (154,658)     292,926         --         --       (5,988,433)   2,133,637
                                         ----------   ----------    -------        ---     ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    641,479      794,892        (97)        --        1,209,389    3,873,347
                                         ----------   ----------    -------        ---     ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    2,032       15,110         --         --            4,693       12,472
   Transfers from other funding
      options                             2,988,142      802,087      5,000         --          172,119      508,650
   Contract charges                          (2,475)      (2,411)        --         --              (23)      (7,474)
   Contract surrenders                     (874,585)    (590,452)        --         --         (595,924)  (1,870,383)
   Transfers to other funding
      options                              (594,120)    (973,840)    (4,903)        --      (26,408,145)  (1,715,338)
   Other receipts (payments)                (94,989)    (150,512)        --         --          (45,465)    (329,972)
                                         ----------   ----------    -------        ---     ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,424,005     (900,018)        97         --      (26,872,745)  (3,402,045)
                                         ----------   ----------    -------        ---     ------------  -----------
      Net increase (decrease)
         in net assets                    2,065,484     (105,126)        --         --      (25,663,356)     471,302
NET ASSETS:
   Beginning of period                    7,709,757    7,814,883         --         --       25,663,356   25,192,054
                                         ----------   ----------    -------        ---     ------------  -----------
   End of period                         $9,775,241   $7,709,757    $    --        $--     $         --  $25,663,356
                                         ==========   ==========    =======        ===     ============  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         LMPVPII GROWTH AND INCOME  LMPVPV SMALL CAP GROWTH
                                                SUBACCOUNT               OPPORTUNITIES
                                                (CLASS I)                 SUBACCOUNT
                                         -------------------------  -----------------------
                                          2007 (a)        2006        2007 (a)      2006
                                         ----------  -------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $  (3,593)  $    (9,542)  $   (15,341) $  (51,709)
   Net realized gain (loss)                 234,558        30,414       553,756     329,899
   Change in unrealized gains
      (losses) on investments              (198,799)       52,758      (354,479)     32,596
                                          ---------   -----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     32,166        73,630       183,936     310,786
                                          ---------   -----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    2,075            --            --      57,921
   Transfers from other funding
      options                                   240        18,994        10,739     267,439
   Contract charges                              --          (130)           (9)       (539)
   Contract surrenders                      (11,789)      (49,558)      (28,048)   (354,815)
   Transfers to other funding
      options                              (768,483)      (35,753)   (2,951,034)   (554,184)
   Other receipts (payments)                     --       (13,267)         (164)    (47,274)
                                          ---------   -----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (777,957)      (79,714)   (2,968,516)   (631,452)
                                          ---------   -----------   -----------  ----------
      Net increase (decrease)
         in net assets                     (745,791)       (6,084)   (2,784,580)   (320,666)
NET ASSETS:
   Beginning of period                      745,791       751,875     2,784,580   3,105,246
                                          ---------   -----------   -----------  ----------
   End of period                          $      --   $   745,791   $        --  $2,784,580
                                          =========   ===========   ===========  ==========

                                         LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH
                                                SUBACCOUNT               SUBACCOUNT
                                                (CLASS I)                (CLASS I)
                                         -----------------------  -------------------------
                                           2007 (a)      2006      2007 (a)        2006
                                         ----------  -----------  ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $  (2,647)  $ (12,081)   $  (4,786)  $  (18,993)
   Net realized gain (loss)                 116,109      21,384      297,738      125,469
   Change in unrealized gains
      (losses) on investments               (92,006)    (22,942)    (260,204)     (21,299)
                                          ---------   ---------    ---------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     21,456     (13,639)      32,748       85,177
                                          ---------   ---------    ---------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    1,046         955        7,770       13,138
   Transfers from other funding
      options                                 5,142     102,829        2,932       49,668
   Contract charges                              --        (104)          --         (368)
   Contract surrenders                       (2,611)    (48,383)      (3,337)     (46,798)
   Transfers to other funding
      options                              (658,704)   (356,598)    (987,801)    (497,249)
   Other receipts (payments)                     --          --           --           --
                                          ---------   ---------    ---------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (655,127)   (301,301)    (980,436)    (481,609)
                                          ---------   ---------    ---------   ----------
      Net increase (decrease)
         in net assets                     (633,671)   (314,940)    (947,688)    (396,432)
NET ASSETS:
   Beginning of period                      633,671     948,611      947,688    1,344,120
                                          ---------   ---------    ---------   ----------
   End of period                          $      --   $ 633,671    $      --   $  947,688
                                          =========   =========    =========   ==========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET CAPITAL AND INCOME                                 LMPVIT DIVERSIFIED STRATEGIC
                                             SUBACCOUNT         LMPVIT ADJUSTABLE RATE INCOME             INCOME
                                            (CLASS II)                   SUBACCOUNT                     SUBACCOUNT
                                     -------------------------  -----------------------------  ----------------------------
                                          2007         2006           2007           2006           2007           2006
                                     ------------  -----------  ---------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (192,956)  $   (72,400)    $   94,601     $  107,489    $   440,418    $   650,415
   Net realized gain (loss)            4,864,112     1,212,466         (2,747)        (3,106)      (118,406)       (76,748)
   Change in unrealized gains
      (losses) on investments         (3,672,849)    1,128,726       (103,054)       (22,146)      (256,820)       (25,278)
                                     -----------   -----------     ----------     ----------    -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 998,307     2,268,792        (11,200)        82,237         65,192        548,389
                                     -----------   -----------     ----------     ----------    -----------    -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               179,553       786,754             --         47,812          4,725              1
   Transfers from other funding
      options                            419,262     1,175,735        252,733        642,551         71,139         71,918
   Contract charges                       (5,073)       (5,902)          (505)          (560)        (3,050)        (3,628)
   Contract surrenders                (1,868,984)   (1,215,733)      (199,261)      (238,822)      (860,005)      (861,788)
   Transfers to other funding
      options                           (909,622)   (1,848,410)      (562,019)      (584,090)    (1,533,028)    (1,263,435)
   Other receipts (payments)            (753,734)      (44,994)        (8,824)            --       (612,080)       (70,775)
                                     -----------   -----------     ----------     ----------    -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,938,598)   (1,152,550)      (517,876)      (133,109)    (2,932,299)    (2,127,707)
                                     -----------   -----------     ----------     ----------    -----------    -----------
      Net increase (decrease)
         in net assets                (1,940,291)    1,116,242       (529,076)       (50,872)    (2,867,107)    (1,579,318)
NET ASSETS:
   Beginning of period                28,520,030    27,403,788      3,811,062      3,861,934     15,042,119     16,621,437
                                     -----------   -----------     ----------     ----------    -----------    -----------
   End of period                     $26,579,739   $28,520,030     $3,281,986     $3,811,062    $12,175,012    $15,042,119
                                     ===========   ===========     ==========     ==========    ===========    ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        LMPVIT HIGH INCOME        LMPVIT MONEY MARKET
                                            SUBACCOUNT                SUBACCOUNT
                                     ------------------------  -------------------------
                                         2007         2006         2007         2006
                                     -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ 1,307,168  $ 1,204,163  $  1,032,029  $   884,399
   Net realized gain (loss)              (82,675)     (97,184)           --           --
   Change in unrealized gains
      (losses) on investments         (1,459,941)     674,216            --           --
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (23,448)   1,781,195     1,032,029      884,399
                                     -----------  -----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   302       54,489            --       26,285
   Transfers from other funding
      options                            573,693      695,548    24,610,607   16,202,588
   Contract charges                       (3,908)      (4,607)       (7,555)      (7,597)
   Contract surrenders                (1,203,507)    (882,096)  (10,396,091)  (3,638,049)
   Transfers to other funding
      options                         (1,067,967)  (1,999,880)  (11,597,443)  (7,942,293)
   Other receipts (payments)            (411,646)    (295,120)   (1,003,298)    (190,016)
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,113,033)  (2,431,666)    1,606,220    4,450,918
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets                (2,348,481)    (650,471)    2,638,249    5,335,317
NET ASSETS:
   Beginning of period                20,306,652   20,957,123    31,769,355   26,434,038
                                     -----------  -----------  ------------  -----------
   End of period                     $17,958,171  $20,306,652  $ 34,407,604  $31,769,355
                                     ===========  ===========  ============  ===========

                                                                LORD ABBETT GROWTH AND INCOME
                                      LMPVPIII LARGE CAP VALUE           SUBACCOUNT
                                             SUBACCOUNT                  (CLASS VC)
                                     -------------------------  -----------------------------
                                        2007 (a)       2006         2007 (a)        2006
                                     ------------  -----------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (21,688) $   (56,206)  $   (51,578)    $  (36,481)
   Net realized gain (loss)             3,170,622      488,063     1,486,632        361,537
   Change in unrealized gains
      (losses) on investments          (2,273,194)   2,202,086    (1,091,220)       833,622
                                     ------------  -----------   -----------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  875,740    2,633,943       343,834      1,158,678
                                     ------------  -----------   -----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --        4,416         4,473        150,997
   Transfers from other funding
      options                              24,816      267,061       138,705      1,354,939
   Contract charges                           (27)      (4,117)           (8)        (1,816)
   Contract surrenders                   (599,946)  (1,151,292)     (162,535)      (429,239)
   Transfers to other funding
      options                         (17,975,276)    (871,894)   (9,365,033)      (311,825)
   Other receipts (payments)             (109,616)    (109,787)     (138,886)        (7,255)
                                     ------------  -----------   -----------     ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (18,660,049)  (1,865,613)   (9,523,284)       755,801
                                     ------------  -----------   -----------     ----------
      Net increase (decrease)
         in net assets                (17,784,309)     768,330    (9,179,450)     1,914,479
NET ASSETS:
   Beginning of period                 17,784,309   17,015,979     9,179,450      7,264,971
                                     ------------  -----------   -----------     ----------
   End of period                     $         --  $17,784,309   $        --     $9,179,450
                                     ============  ===========   ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                                           MIST BATTERYMARCH
                                             LORD ABBETT MID-CAP VALUE       MID-CAP STOCK      MIST BLACKROCK HIGH YIELD
                                                    SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                     (CLASS VC)                (CLASS A)                (CLASS A)
                                             -------------------------  ----------------------  -------------------------
                                               2007 (a)        2006        2007      2006 (b)       2007      2006 (b)
                                             ------------  -----------  ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net Investment Income (loss)              $    (67,231) $  (145,967) $  (31,714) $  (28,250)  $  185,970  $  (23,239)
   Net realized gain (loss)                     2,602,143    1,127,392     293,043     (42,906)       2,779       6,048
   Change in unrealized gains (losses) on
      investments                              (1,372,756)     141,472    (159,272)    (91,154)    (164,337)    136,098
                                             ------------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease) in net assets
         resulting from operations              1,162,156    1,122,897     102,057    (162,310)      24,412     118,907
                                             ------------  -----------  ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       18,653       82,899       5,249       8,133       40,573      11,678
   Transfers from other funding options           109,345      748,690     286,775   3,266,172      402,543   2,394,622
   Contract charges                                   (28)      (2,527)     (1,161)     (1,245)        (582)       (663)
   Contract surrenders                           (341,154)    (346,949)   (385,323)   (341,613)    (383,110)   (217,125)
   Transfers to other funding options         (12,764,348)  (1,470,765)    (82,904)   (197,303)    (456,281)    (51,272)
   Other receipts (payments)                      (68,590)    (150,032)    (16,031)    (51,512)     (82,514)     (6,046)
                                             ------------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                         (13,046,122)  (1,138,684)   (193,395)  2,682,632     (479,371)  2,131,194
                                             ------------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease) in net assets   (11,883,966)     (15,787)    (91,338)  2,520,322     (454,959)  2,250,101
NET ASSETS:
   Beginning of period                         11,883,966   11,899,753   2,520,322          --    2,250,101          --
                                             ------------  -----------  ----------  ----------   ----------  ----------
   End of period                             $         --  $11,883,966  $2,428,984  $2,520,322   $1,795,142  $2,250,101
                                             ============  ===========  ==========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK LARGE-CAP CORE  MIST BLACKROCK LARGE-CAP CORE
                                                      SUBACCOUNT                      SUBACCOUNT
                                                       (CLASS E)                      (CLASS A)
                                             -----------------------------  -----------------------------
                                                 2007 (c)        2006          2007 (a)        2006 (b)
                                                ----------       ----        -----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net Investment Income (loss)                 $  (83,336)       $--        $    14,182     $  (82,548)
   Net realized gain (loss)                          4,466         --            877,560        (17,626)
   Change in unrealized gains (losses) on
      investments                                   67,324         --           (526,091)       526,091
                                                ----------        ---        -----------     ----------
      Net increase (decrease) in net assets
         resulting from operations                 (11,546)        --            365,651        425,917
                                                ----------        ---        -----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                            --         --                 --        115,469
   Transfers from other funding options          8,098,866         --             71,641      8,196,385
   Contract charges                                 (2,382)        --                (11)        (2,726)
   Contract surrenders                            (515,852)        --           (393,220)      (437,796)
   Transfers to other funding options             (207,732)        --         (7,904,515)      (257,046)
   Other receipts (payments)                        (8,641)        --           (122,291)       (57,458)
                                                ----------        ---        -----------     ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                            7,364,259         --         (8,348,396)     7,556,828
                                                ----------        ---        -----------     ----------
      Net increase (decrease) in net assets      7,352,713         --         (7,982,745)     7,982,745
NET ASSETS:
   Beginning of period                                  --         --          7,982,745             --
                                                ----------        ---        -----------     ----------
   End of period                                $7,352,713        $--        $        --     $7,982,745
                                                ==========        ===        ===========     ==========

                                                                             MIST HARRIS OAKMARK
                                             MIST DREMAN SMALL-CAP VALUE        INTERNATIONAL
                                                      SUBACCOUNT                 SUBACCOUNT
                                                       (CLASS A)                   (CLASS A)
                                             ---------------------------  ------------------------
                                                  2007       2006 (b)         2007      2006 (b)
                                               ----------   ---------     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net Investment Income (loss)                $  (20,000)  $  (2,308)    $   (69,606) $  (83,707)
   Net realized gain (loss)                        28,052       3,373         878,686     (14,818)
   Change in unrealized gains (losses) on
      investments                                 (54,451)     58,883      (1,068,645)    871,289
                                               ----------   ---------     -----------  ----------
      Net increase (decrease) in net assets
         resulting from operations                (46,399)     59,948        (259,565)    772,764
                                               ----------   ---------     -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       15,263       8,642          64,844      24,459
   Transfers from other funding options           990,104     899,857       2,540,376   9,090,139
   Contract charges                                  (176)        (84)         (1,956)     (1,685)
   Contract surrenders                           (173,011)    (10,280)     (1,088,449)   (506,108)
   Transfers to other funding options            (229,278)   (234,571)     (1,157,793)   (460,151)
   Other receipts (payments)                           --          --         (75,906)    (24,220)
                                               ----------   ---------     -----------  ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                             602,902     663,564         281,116   8,122,434
                                               ----------   ---------     -----------  ----------
      Net increase (decrease) in net assets       556,503     723,512          21,551   8,895,198
NET ASSETS:
   Beginning of period                            723,512          --       8,895,198          --
                                               ----------   ---------     -----------  ----------
   End of period                               $1,280,015   $ 723,512     $ 8,916,749  $8,895,198
                                               ==========   =========     ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                        MIST LEGG MASON
                                         MIST JANUS FORTY      MIST LAZARD MID-CAP  PARTNERS MANAGED ASSETS
                                            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                            (CLASS A)               (CLASS B)              (CLASS A)
                                     ------------------------  -------------------  -----------------------
                                         2007       2006 (b)   2007 (c)     2006      2007      2006 (b)
                                     ------------  ----------  --------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (93,716)  $  (69,131) $ (5,123)    $--     $  2,647     $ (1,659)
   Net realized gain (loss)            1,168,868      (57,153)     (297)     --       23,358          312
   Change in unrealized gains
      (losses) on investments            710,407      230,196   (52,006)     --      (13,192)      13,252
                                     -----------   ----------  --------     ---     --------     --------
      Net increase (decrease)
         in net assets resulting
         from operations               1,785,559      103,912   (57,426)     --       12,813       11,905
                                     -----------   ----------  --------     ---     --------     --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                37,328       12,502     7,509      --           --           --
   Transfers from other funding
      options                          1,531,432    7,980,913   506,736      --       42,460      240,326
   Contract charges                       (3,874)      (4,308)      (96)     --          (30)         (40)
   Contract surrenders                  (753,670)    (492,502)   (4,194)     --      (15,988)      (7,830)
   Transfers to other funding
      options                         (1,018,183)    (999,241)  (29,562)     --      (16,057)          --
   Other receipts (payments)             (41,731)          --        --      --           --           --
                                     -----------   ----------  --------     ---     --------     --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (248,698)   6,497,364   480,393      --       10,385      232,456
                                     -----------   ----------  --------     ---     --------     --------
      Net increase (decrease)
         in net assets                 1,536,861    6,601,276   422,967      --       23,198      244,361
NET ASSETS:
   Beginning of period                 6,601,276           --        --      --      244,360           --
                                     -----------   ----------  --------     ---     --------     --------
   End of period                     $ 8,138,137   $6,601,276  $422,967     $--     $267,558     $244,361
                                     ===========   ==========  ========     ===     ========     ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                           MIST LORD ABBETT
                                     MIST LORD ABBETT BOND DEBENTURE      GROWTH AND INCOME     MIST LORD ABBETT MID-CAP VALUE
                                               SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
                                               (CLASS A)                      (CLASS B)                   (CLASS B)
                                     -------------------------------  ------------------------  ------------------------------
                                          2007           2006 (b)         2007       2006 (b)         2007            2006
                                       ----------      ----------     -----------  -----------    -----------       --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  117,507      $  (32,532)    $  (228,139) $  (185,861)   $  (143,336)      $ (3,404)
   Net realized gain (loss)                53,298           3,821       1,013,216        5,520         77,197          5,621
   Change in unrealized gains
      (losses) on investments             (13,053)        180,954        (600,676)   1,378,976     (1,129,642)        49,165
                                       ----------      ----------     -----------  -----------    -----------       --------
      Net increase (decrease)
         in net assets resulting
         from operations                  157,752         152,243         184,401    1,198,635     (1,195,781)        51,382
                                       ----------      ----------     -----------  -----------    -----------       --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  3,360           1,760          69,193       65,017          5,459             --
   Transfers from other funding
      options                             331,512       3,549,120       9,891,394   17,935,832     13,407,881        666,203
   Contract charges                        (1,054)         (1,336)         (5,298)      (4,197)        (2,493)           (38)
   Contract surrenders                   (274,147)       (235,360)     (1,854,515)    (473,350)      (870,179)        (6,983)
   Transfers to other funding
      options                            (264,538)       (210,170)     (3,174,142)  (1,131,998)      (973,172)       (91,156)
   Other receipts (payments)             (249,479)        (15,209)       (182,608)    (207,162)       (77,834)            --
                                       ----------      ----------     -----------  -----------    -----------       --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (454,346)      3,088,805       4,744,024   16,184,142     11,489,662        568,026
                                       ----------      ----------     -----------  -----------    -----------       --------
      Net increase (decrease)
         in net assets                   (296,594)      3,241,048       4,928,425   17,382,777     10,293,881        619,408
NET ASSETS:
   Beginning of period                  3,241,048              --      17,382,777           --        619,408             --
                                       ----------      ----------     -----------  -----------    -----------       --------
   End of period                       $2,944,454      $3,241,048     $22,311,202  $17,382,777    $10,913,289       $619,408
                                       ==========      ==========     ===========  ===========    ===========       ========

                                     MIST MET/AIM CAPITAL APPRECIATION
                                                 SUBACCOUNT
                                                 (CLASS A)
                                     ---------------------------------
                                            2007         2006 (b)
                                         ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (29,162)    $  (16,679)
   Net realized gain (loss)                  (1,205)       166,889
   Change in unrealized gains
      (losses) on investments               193,513       (198,571)
                                         ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    163,146        (48,361)
                                         ----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   15,468          8,964
   Transfers from other funding
      options                               143,566      2,214,495
   Contract charges                            (435)          (519)
   Contract surrenders                      (73,916)       (87,836)
   Transfers to other funding
      options                               (76,265)      (409,184)
   Other receipts (payments)                 (4,671)       (22,188)
                                         ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           3,747      1,703,732
                                         ----------     ----------
      Net increase (decrease)
         in net assets                      166,893      1,655,371
NET ASSETS:
   Beginning of period                    1,655,371             --
                                         ----------     ----------
   End of period                         $1,822,264     $1,655,371
                                         ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                        MIST MET/AIM              MIST MFS
                                      SMALL CAP GROWTH     EMERGING MARKETS EQUITY  MIST MFS RESEARCH INTERNATIONAL
                                         SUBACCOUNT              SUBACCOUNT                   SUBACCOUNT
                                          (CLASS A)              (CLASS A)                     (CLASS B)
                                     ------------------  -------------------------  -------------------------------
                                       2007    2006 (b)    2007 (c)       2006         2007 (c)          2006
                                     --------  --------   ----------      ----        ----------         -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,935) $ (1,306)  $  (14,181)      $--        $  (70,925)         $--
   Net realized gain (loss)             8,208     1,205       23,368        --            18,437           --
   Change in unrealized gains
      (losses) on investments           5,521     6,027      293,316        --           347,605           --
                                     --------  --------   ----------       ---        ----------          ---
      Net increase (decrease)
         in net assets resulting
         from operations                8,794     5,926      302,503        --           295,117           --
                                     --------  --------   ----------       ---        ----------          ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              1,127        --          310        --               620           --
   Transfers from other funding
      options                         412,011   174,091    1,548,131        --         7,630,819           --
   Contract charges                       (70)      (46)        (354)       --            (1,147)          --
   Contract surrenders                (55,938)   (1,910)     (75,435)       --          (338,088)          --
   Transfers to other funding
      options                         (20,077)  (12,986)    (267,724)       --          (498,223)          --
   Other receipts (payments)               --        --           --        --           (48,455)          --
                                     --------  --------   ----------       ---        ----------          ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   337,053   159,149    1,204,928        --         6,745,526           --
                                     --------  --------   ----------       ---        ----------          ---
      Net increase (decrease)
         in net assets                345,847   165,075    1,507,431        --         7,040,643           --
NET ASSETS:
   Beginning of period                165,075        --           --        --                --           --
                                     --------  --------   ----------       ---        ----------          ---
   End of period                     $510,922  $165,075   $1,507,431       $--        $7,040,643          $--
                                     ========  ========   ==========       ===        ==========          ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                              MIST NEUBERGER BERMAN   MIST PIMCO INFLATION
                                         MIST MFS VALUE            REAL ESTATE           PROTECTED BOND      MIST PIONEER FUND
                                           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                           (CLASS A)                (CLASS A)              (CLASS A)             (CLASS A)
                                     ----------------------  -----------------------  --------------------  ------------------
                                        2007      2006 (b)       2007      2006 (b)    2007 (c)     2006      2007    2006 (b)
                                     ----------  ----------  -----------  ----------  ----------    ----    --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (120,724) $   20,144  $   (25,399) $  (76,785) $  (76,557)    $--    $ (7,400) $ (6,383)
   Net realized gain (loss)             219,520     249,246      778,729      59,886      15,724      --       8,622     4,029
   Change in unrealized gains
      (losses) on investments           281,662     273,082   (2,011,434)  1,453,636     444,119      --      14,264    39,852
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                380,458     542,472   (1,258,104)  1,436,737     383,286      --      15,486    37,498
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               34,890      70,112       37,402      12,092       4,380      --         499     2,964
   Transfers from other funding
      options                         2,039,983   6,099,637    1,465,007   8,122,590   7,034,672      --     294,740   720,042
   Contract charges                      (1,037)       (661)      (2,150)     (2,449)     (1,302)     --        (217)     (248)
   Contract surrenders                 (573,899)   (261,775)    (713,712)   (274,897)   (342,670)     --     (21,183)  (42,362)
   Transfers to other funding
      options                          (719,771)   (227,608)  (3,324,541)   (518,844)   (499,485)     --     (61,023)   (2,506)
   Other receipts (payments)                 --      (7,506)        (278)    (51,737)    (33,808)     --          --   (79,642)
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     780,166   5,672,199   (2,538,272)  7,286,755   6,161,787      --     212,816   598,248
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
      Net increase (decrease)
         in net assets                1,160,624   6,214,671   (3,796,376)  8,723,492   6,545,073      --     228,302   635,746
NET ASSETS:
   Beginning of period                6,214,671          --    8,723,492          --          --      --     635,746        --
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
   End of period                     $7,375,295  $6,214,671  $ 4,927,116  $8,723,492  $6,545,073     $--    $864,048  $635,746
                                     ==========  ==========  ===========  ==========  ==========     ===    ========  ========

   The accompanying notes are an integral part of these financial statements.

                                             MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME
                                                     SUBACCOUNT                   SUBACCOUNT
                                                     (CLASS A)                    (CLASS A)
                                             --------------------------  -----------------------------
                                                2007 (a)      2006 (b)       2007          2006 (b)
                                               ---------     ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $    (126)    $ (1,610)     $  (67,181)    $  232,937
   Net realized gain (loss)                       45,164        2,930          21,834          6,344
   Change in unrealized gains (losses) on
      investments                                (11,893)      11,893         383,363        (29,904)
                                               ---------     --------      ----------     ----------
      Net increase (decrease) in net assets
         resulting from operations                33,145       13,213         338,016        209,377
                                               ---------     --------      ----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                          --          628           9,232         24,319
   Transfers from other funding options          138,961      213,648       1,977,298      6,631,261
   Contract charges                                   --          (39)         (1,240)        (1,276)
   Contract surrenders                            (6,464)      (3,466)       (583,489)      (343,472)
   Transfers to other funding options           (381,749)      (7,869)       (460,078)      (154,192)
   Other receipts (payments)                          (8)          --        (164,853)       (10,038)
                                               ---------     --------      ----------     ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                           (249,260)     202,902         776,870      6,146,602
                                               ---------     --------      ----------     ----------
      Net increase (decrease) in net assets     (216,115)     216,115       1,114,886      6,355,979
NET ASSETS:
   Beginning of period                           216,115           --       6,355,979             --
                                               ---------     --------      ----------     ----------
   End of period                               $      --     $216,115      $7,470,865     $6,355,979
                                               =========     ========      ==========     ==========

                                             MIST THIRD AVENUE SMALL CAP VALUE
                                                         SUBACCOUNT
                                                          (CLASS B)
                                             ---------------------------------
                                                   2007            2006 (b)
                                               -----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (155,485)      $  (33,519)
   Net realized gain (loss)                        339,971            1,591
   Change in unrealized gains (losses) on
      investments                               (1,513,193)         182,997
                                               -----------       ----------
      Net increase (decrease) in net assets
         resulting from operations              (1,328,707)         151,069
                                               -----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                        22,515           20,760
   Transfers from other funding options         12,892,960        6,781,119
   Contract charges                                 (3,670)            (370)
   Contract surrenders                          (1,245,217)         (92,477)
   Transfers to other funding options           (2,319,128)        (431,151)
   Other receipts (payments)                      (121,977)         (18,218)
                                               -----------       ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                            9,225,483        6,259,663
                                               -----------       ----------
      Net increase (decrease) in net assets      7,896,776        6,410,732
NET ASSETS:
   Beginning of period                           6,410,732               --
                                               -----------       ----------
   End of period                               $14,307,508       $6,410,732
                                               ===========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF BLACKROCK AGGRESSIVE GROWTH  MSF BLACKROCK BOND INCOME
                                                       SUBACCOUNT                     SUBACCOUNT
                                                        (CLASS D)                      (CLASS A)
                                             -------------------------------  -------------------------
                                                   2007           2006 (b)        2007        2006 (b)
                                               -----------     -----------     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (154,075)    $  (104,871)    $   89,781   $  (54,250)
   Net realized gain (loss)                        145,936        (120,587)        54,021       14,744
   Change in unrealized gains (losses) on
      investments                                1,678,643        (122,638)        83,618      248,546
                                               -----------     -----------     ----------   ----------
      Net increase (decrease) in net assets
         resulting from operations               1,670,504        (348,096)       227,420      209,040
                                               -----------     -----------     ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                         6,606          17,584         47,306        2,039
   Transfers from other funding options            323,429      11,642,355        393,510    5,669,440
   Contract charges                                 (4,761)         (5,160)        (2,334)      (2,834)
   Contract surrenders                            (894,760)       (465,850)      (517,461)    (308,282)
   Transfers to other funding options             (603,191)     (1,006,522)      (338,914)    (264,202)
   Other receipts (payments)                      (117,494)       (175,189)      (260,157)      (2,455)
                                               -----------     -----------     ----------   ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                           (1,290,171)     10,007,488       (678,050)   5,093,706
                                               -----------     -----------     ----------   ----------
      Net increase (decrease) in net assets        380,333       9,659,392       (450,630)   5,302,746
NET ASSETS:
   Beginning of period                           9,659,392              --      5,302,746           --
                                               -----------     -----------     ----------   ----------
   End of period                               $10,039,725     $ 9,659,392     $4,852,116   $5,302,746
                                               ===========     ===========     ==========   ==========

                                             MSF BLACKROCK BOND INCOME   MSF BLACKROCK MONEY MARKET
                                                    SUBACCOUNT                   SUBACCOUNT
                                                     (CLASS E)                    (CLASS A)
                                             -------------------------  ----------------------------
                                                 2007        2006 (b)       2007          2006 (b)
                                             ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $   276,756   $  (208,459) $   1,124,231  $    409,338
   Net realized gain (loss)                      191,950        85,966             --            --
   Change in unrealized gains (losses) on
      investments                                295,692       843,482             --            --
                                             -----------   -----------  -------------  ------------
      Net increase (decrease) in net assets
         resulting from operations               764,398       720,989      1,124,231       409,338
                                             -----------   -----------  -------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       7,785        26,890         59,277        22,356
   Transfers from other funding options          764,101    20,586,204    175,273,090    58,753,068
   Contract charges                               (3,581)       (4,133)       (10,369)       (5,689)
   Contract surrenders                        (1,510,490)   (1,342,848)  (146,776,010)  (36,261,314)
   Transfers to other funding options           (606,316)   (1,257,630)    (5,498,291)   (1,953,190)
   Other receipts (payments)                    (757,363)      (89,015)      (393,375)      (82,298)
                                             -----------   -----------  -------------  ------------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                         (2,105,864)   17,919,468     22,654,322    20,472,933
                                             -----------   -----------  -------------  ------------
      Net increase (decrease) in net assets   (1,341,466)   18,640,457     23,778,553    20,882,271
NET ASSETS:
   Beginning of period                        18,640,457            --     20,882,271            --
                                             -----------   -----------  -------------  ------------
   End of period                             $17,298,991   $18,640,457  $  44,660,824  $ 20,882,271
                                             ===========   ===========  =============  ============

   The accompanying notes are an integral part of these financial statements.

                                     MSF CAPITAL GUARDIAN U.S. EQUITY      MSF FI LARGE CAP         MSF FI VALUE LEADERS
                                                SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                                 (CLASS A)                     (CLASS A)                  (CLASS D)
                                     --------------------------------  ------------------------  --------------------------
                                          2007           2006 (b)          2007       2006 (b)       2007       2006 (b)
                                       ----------       ----------     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (57,848)      $  (38,199)    $  (312,861) $  (245,388) $  (168,277) $  (253,432)
   Net realized gain (loss)               237,789           (2,365)      1,600,926     (176,177)   2,190,048      (52,467)
   Change in unrealized gains
      (losses) on investments            (342,429)         138,135        (703,438)     572,340   (1,381,207)     862,056
                                       ----------       ----------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (162,488)          97,571         584,627      150,775      640,564      556,157
                                       ----------       ----------     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 10,517               --          36,629       13,640       22,752       56,624
   Transfers from other funding
      options                           2,301,970        3,922,420         253,251   26,555,636      146,946   25,671,590
   Contract charges                        (1,872)          (1,505)         (8,292)      (9,651)      (5,498)      (6,613)
   Contract surrenders                   (238,738)         (98,200)     (1,808,268)  (1,025,614)  (1,313,240)    (990,527)
   Transfers to other funding
      options                            (226,586)        (267,847)     (1,495,219)  (1,606,743)  (1,842,035)  (1,101,326)
   Other receipts (payments)             (221,474)          (5,937)       (403,670)    (451,074)    (385,447)    (159,035)
                                       ----------       ----------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,623,817        3,548,931      (3,425,569)  23,476,194   (3,376,522)  23,470,713
                                       ----------       ----------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                  1,461,329        3,646,502      (2,840,942)  23,626,969   (2,735,958)  24,026,870
NET ASSETS:
   Beginning of period                  3,646,502               --      23,626,969           --   24,026,870           --
                                       ----------       ----------     -----------  -----------  -----------  -----------
   End of period                       $5,107,831       $3,646,502     $20,786,027  $23,626,969  $21,290,912  $24,026,870
                                       ==========       ==========     ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                        MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE
                                     MSF METLIFE AGGRESSIVE ALLOCATION          ALLOCATION         TO MODERATE ALLOCATION
                                                 SUBACCOUNT                     SUBACCOUNT               SUBACCOUNT
                                                  (CLASS B)                     (CLASS B)                (CLASS B)
                                     ---------------------------------  ------------------------  ------------------------
                                          2007           2006 (b)           2007       2006 (b)      2007       2006 (b)
                                       ----------       ----------      -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (18,716)      $   (8,074)      $  (24,953)  $   (9,064) $  (41,871)  $  (16,945)
   Net realized gain (loss)                 9,843           (4,423)           8,863        1,467      23,696         (193)
   Change in unrealized gains
      (losses) on investments              22,836           65,285           85,578       45,053      70,304       86,907
                                       ----------       ----------       ----------   ----------  ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   13,963           52,788           69,488       37,456      52,129       69,769
                                       ----------       ----------       ----------   ----------  ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  2,983               --               --        4,725          --           --
   Transfers from other funding
      options                             206,978        1,295,341          917,119    1,311,689   3,227,517    1,565,257
   Contract charges                          (225)            (139)            (229)         (40)       (610)        (141)
   Contract surrenders                    (24,827)        (161,409)        (155,891)      (1,057)   (138,380)     (25,034)
   Transfers to other funding
      options                             (54,155)         (99,010)              --     (117,586)   (428,499)     (40,809)
   Other receipts (payments)                   --               --               --           --          --           --
                                       ----------       ----------       ----------   ----------  ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       130,754        1,034,783          760,999    1,197,731   2,660,028    1,499,273
                                       ----------       ----------       ----------   ----------  ----------   ----------
      Net increase (decrease)
         in net assets                    144,717        1,087,571          830,487    1,235,187   2,712,157    1,569,042
NET ASSETS:
   Beginning of period                  1,087,571               --        1,235,187           --   1,569,042           --
                                       ----------       ----------       ----------   ----------  ----------   ----------
   End of period                       $1,232,288       $1,087,571       $2,065,674   $1,235,187  $4,281,199   $1,569,042
                                       ==========       ==========       ==========   ==========  ==========   ==========

                                     MSF METLIFE MODERATE ALLOCATION
                                                SUBACCOUNT
                                                (CLASS B)
                                     -------------------------------
                                           2007          2006 (b)
                                        ----------      ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $ (106,013)     $  (40,193)
   Net realized gain (loss)                 46,978         (14,804)
   Change in unrealized gains
      (losses) on investments              122,216         247,637
                                        ----------      ----------
      Net increase (decrease)
        in net assets resulting
        from operations                     63,181         192,640
                                        ----------      ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  20,357              --
   Transfers from other funding
      options                            3,490,947       4,794,986
   Contract charges                           (926)           (492)
   Contract surrenders                    (332,139)       (108,156)
   Transfers to other funding
      options                             (157,064)       (174,861)
   Other receipts (payments)               (48,782)       (272,370)
                                        ----------      ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      2,972,393       4,239,107
                                        ----------      ----------
      Net increase (decrease)
         in net assets                   3,035,574       4,431,747
NET ASSETS:
   Beginning of period                   4,431,747              --
                                        ----------      ----------
   End of period                        $7,467,321      $4,431,747
                                        ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                       MSF METLIFE MODERATE                               MSF MORGAN STANLEY
                                     TO AGGRESSIVE ALLOCATION    MSF MFS TOTAL RETURN         EAFE INDEX
                                            SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                            (CLASS B)                  (CLASS F)              (CLASS A)
                                     ------------------------  ------------------------  -------------------
                                         2007       2006 (b)      2007       2006 (b)       2007       2006
                                      ----------   ----------  -----------  -----------  ----------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (97,326)  $  (40,410) $   300,463  $  (877,301) $   (4,967) $  (363)
   Net realized gain (loss)               36,167      (14,306)   3,583,605      119,305       4,474       27
   Change in unrealized gains
      (losses) on investments             62,307      300,738   (1,780,298)   6,096,664      12,973    8,326
                                      ----------   ----------  -----------  -----------  ----------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                   1,148      246,022    2,103,770    5,338,668      12,480    7,990
                                      ----------   ----------  -----------  -----------  ----------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                21,899       77,500       99,689      148,894          --       --
   Transfers from other funding
      options                          3,587,720    4,006,916    2,078,902   82,827,877   1,311,804   71,613
   Contract charges                       (1,221)        (771)     (22,021)     (24,680)        (59)     (32)
   Contract surrenders                  (259,570)     (40,985)  (5,342,781)  (3,347,461)    (58,509)      --
   Transfers to other funding
      options                           (110,309)    (364,834)  (4,595,366)  (2,766,536)    (16,300)      --
   Other receipts (payments)                  --           --   (1,865,552)    (252,168)         --       --
                                      ----------   ----------  -----------  -----------  ----------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    3,238,519    3,677,826   (9,647,129)  76,585,926   1,236,936   71,581
                                      ----------   ----------  -----------  -----------  ----------  -------
      Net increase (decrease)
         in net assets                 3,239,667    3,923,848   (7,543,359)  81,924,594   1,249,416   79,571
NET ASSETS:
   Beginning of period                 3,923,848           --   81,924,594           --      79,571       --
                                      ----------   ----------  -----------  -----------  ----------  -------
   End of period                      $7,163,515   $3,923,848  $74,381,235  $81,924,594  $1,328,987  $79,571
                                      ==========   ==========  ===========  ===========  ==========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MSF OPPENHEIMER GLOBAL EQUITY  MSF RUSSELL 2000 INDEX
                                              SUBACCOUNT                  SUBACCOUNT
                                              (CLASS B)                    (CLASS A)
                                     -----------------------------  ----------------------
                                           2007         2006 (b)      2007 (c)     2006
                                       ----------     ----------    -----------    -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (52,148)    $  (67,835)   $   (52,095)    $--
   Net realized gain (loss)               217,634        (32,707)       (53,903)     --
   Change in unrealized gains
      (losses) on investments             126,905        476,893       (317,247)     --
                                       ----------     ----------    -----------     ---
      Net increase (decrease)
         in net assets resulting
         from operations                  292,391        376,351       (423,245)     --
                                       ----------     ----------    -----------     ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 50,421         23,160             --      --
   Transfers from other funding
      options                           1,134,888      7,267,736      6,796,114      --
   Contract charges                        (1,540)        (1,529)          (994)     --
   Contract surrenders                   (476,574)      (199,302)    (1,694,087)     --
   Transfers to other funding
      options                            (735,508)      (474,132)      (269,229)     --
   Other receipts (payments)               (1,253)       (12,947)            --      --
                                       ----------     ----------    -----------     ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (29,566)     6,602,986      4,831,804      --
                                       ----------     ----------    -----------     ---
      Net increase (decrease)
         in net assets                    262,825      6,979,337      4,408,559      --
NET ASSETS:
   Beginning of period                  6,979,337             --             --      --
                                       ----------     ----------    -----------     ---
   End of period                       $7,242,162     $6,979,337    $ 4,408,559     $--
                                       ==========     ==========    ===========     ===

                                         MSFT. ROWE PRICE      MSF WESTERN ASSET MANAGEMENT
                                         LARGE CAP GROWTH              HIGH YIELD BOND
                                            SUBACCOUNT                   SUBACCOUNT
                                             (CLASS B)                   (CLASS A)
                                     ------------------------  ----------------------------
                                         2007       2006 (b)      2007 (a)       2006 (b)
                                     -----------  -----------    ---------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (282,612) $  (221,854)   $  23,069     $  (2,212)
   Net realized gain (loss)              679,499       (4,855)      (3,887)       (1,681)
   Change in unrealized gains
      (losses) on investments          1,152,824    1,655,147      (10,816)       10,815
                                     -----------  -----------    ---------     ---------
      Net increase (decrease)
         in net assets resulting
         from operations               1,549,711    1,428,438        8,366         6,922
                                     -----------  -----------    ---------     ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,125        9,887        6,296            --
   Transfers from other funding
      options                            553,085   23,109,837       48,074       391,714
   Contract charges                       (8,278)      (9,593)          --           (12)
   Contract surrenders                (2,301,609)  (1,008,112)        (364)       (2,222)
   Transfers to other funding
      options                         (1,043,745)  (1,553,985)    (242,131)     (216,643)
   Other receipts (payments)            (288,748)    (412,764)          --            --
                                     -----------  -----------    ---------     ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,080,170)  20,135,270     (188,125)      172,837
                                     -----------  -----------    ---------     ---------
      Net increase (decrease)
         in net assets                (1,530,459)  21,563,708     (179,759)      179,759
NET ASSETS:
   Beginning of period                21,563,708           --      179,759            --
                                     -----------  -----------    ---------     ---------
   End of period                     $20,033,249  $21,563,708    $      --     $ 179,759
                                     ===========  ===========    =========     =========

   The accompanying notes are an integral part of these financial statements.

                                     MSF WESTERN ASSET MANAGEMENT
                                            U.S. GOVERNMENT           PIMCO REAL RETURN       PIMCO VIT TOTAL RETURN
                                              SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)             (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                     ----------------------------  ------------------------  ------------------------
                                          2007         2006 (b)      2007 (a)       2006         2007         2006
                                        --------       --------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  3,367        $  (813)   $    63,218  $   179,829  $ 1,555,624  $ 1,393,738
   Net realized gain (loss)                1,640          1,644       (353,498)     164,734      (42,115)     203,683
   Change in unrealized gains
      (losses) on investments                654          2,332        413,026     (417,508)   1,776,066     (535,923)
                                        --------        -------    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   5,661          3,163        122,746      (72,945)   3,289,575    1,061,498
                                        --------        -------    -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --             --          3,247      155,561       36,854      109,904
   Transfers from other funding
      options                            315,338         29,807        247,464    1,485,041    4,113,173    4,973,495
   Contract charges                          (29)           (64)            (6)      (1,575)     (13,087)     (15,603)
   Contract surrenders                   (31,854)        (1,138)      (336,720)    (424,485)  (3,788,471)  (4,355,746)
   Transfers to other funding
      options                                (13)       (75,669)    (7,086,414)  (1,213,929)  (3,758,647)  (3,563,320)
   Other receipts (payments)                  --             --        (30,067)     (27,594)    (506,411)     (54,159)
                                        --------        -------    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      283,442         52,936     (7,202,496)     (26,981)  (3,916,589)  (2,905,429)
                                        --------        -------    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                   289,103         56,099     (7,079,750)     (99,926)    (627,014)  (1,843,931)
NET ASSETS:
   Beginning of period                    56,099             --      7,079,750    7,179,676   49,900,796   51,744,727
                                        --------        -------    -----------  -----------  -----------  -----------
   End of period                        $345,202        $56,099    $        --  $ 7,079,750  $49,273,782  $49,900,796
                                        ========        =======    ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                            (CLASS IB)                     (CLASS IB)                   (CLASS IB)
                                     --------------------------  ------------------------------  -------------------------
                                         2007          2006          2007 (a)         2006         2007 (a)        2006
                                       --------      --------      -----------     ----------    ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $ (7,646)     $ (5,766)     $   151,652     $  (52,017)   $      4,117  $  (152,293)
   Net realized gain (loss)              55,170         4,245        2,670,009        295,104       3,822,045    1,804,410
   Change in unrealized gains
      (losses) on investments            (9,936)       33,910       (2,305,501)       975,627      (3,037,984)     120,357
                                       --------      --------      -----------     ----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 37,588        32,389          516,160      1,218,714         788,178    1,772,474
                                       --------      --------      -----------     ----------    ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  764           779               --         57,637             315       19,857
   Transfers from other funding
      options                           224,216        37,988          131,079      1,447,155         719,611    1,099,045
   Contract charges                        (145)         (140)              (6)        (1,145)            (44)      (3,243)
   Contract surrenders                  (54,814)       (8,154)         (92,315)      (287,295)       (356,937)    (611,495)
   Transfers to other funding
      options                           (19,903)       (7,585)      (6,871,158)      (555,002)    (13,357,681)  (1,888,642)
   Other receipts (payments)                 --            --          (19,069)       (91,668)        (14,463)    (164,368)
                                       --------      --------      -----------     ----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     150,118        22,888       (6,851,469)       569,682     (13,009,199)  (1,548,846)
                                       --------      --------      -----------     ----------    ------------  -----------
      Net increase (decrease)
         in net assets                  187,706        55,277       (6,335,309)     1,788,396     (12,221,021)     223,628
NET ASSETS:
   Beginning of period                  390,698       335,421        6,335,309      4,546,913      12,221,021   11,997,393
                                       --------      --------      -----------     ----------    ------------  -----------
   End of period                       $578,404      $390,698      $        --     $6,335,309    $         --  $12,221,021
                                       ========      ========      ===========     ==========    ============  ===========

                                      VAN KAMPEN LIT COMSTOCK
                                             SUBACCOUNT
                                            (CLASS II)
                                     ------------------------
                                        2007         2006
                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    2,119   $   (8,911)
   Net realized gain (loss)             269,459      420,832
   Change in unrealized gains
      (losses) on investments          (395,377)     115,557
                                     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations               (123,799)     527,478
                                     ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                5,620       15,993
   Transfers from other funding
      options                           129,452      175,871
   Contract charges                        (993)      (1,070)
   Contract surrenders                 (415,649)    (603,505)
   Transfers to other funding
      options                          (306,751)    (131,039)
   Other receipts (payments)            (24,873)    (163,918)
                                     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (613,194)    (707,668)
                                     ----------   ----------
      Net increase (decrease)
         in net assets                 (736,993)    (180,190)
NET ASSETS:
   Beginning of period                4,163,717    4,343,907
                                     ----------   ----------
   End of period                     $3,426,724   $4,163,717
                                     ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                       VAN KAMPEN LIT         VAN KAMPEN LIT
                                         ENTERPRISE          STRATEGIC GROWTH
                                         SUBACCOUNT             SUBACCOUNT
                                         (CLASS II)              (CLASS I)
                                     -------------------  ------------------------
                                       2007       2006       2007          2006
                                     --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,828) $  (5,500) $  (208,193) $  (235,108)
   Net realized gain (loss)             9,944     18,835     (951,237)  (1,321,131)
   Change in unrealized gains
      (losses) on investments          27,873     (4,116)   3,117,769    1,718,636
                                     --------  ---------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               32,989      9,219    1,958,339      162,397
                                     --------  ---------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --         --        1,827        3,736
   Transfers from other funding
      options                          27,763      1,892      179,968      234,423
   Contract charges                       (59)       (43)      (5,292)      (6,462)
   Contract surrenders                (18,199)  (135,526)  (1,010,451)    (937,280)
   Transfers to other funding
      options                         (16,717)   (23,182)  (1,318,434)  (1,290,680)
   Other receipts (payments)               --         --     (125,541)    (239,555)
                                     --------  ---------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (7,212)  (156,859)  (2,277,923)  (2,235,818)
                                     --------  ---------  -----------  -----------
      Net increase (decrease)
         in net assets                 25,777   (147,640)    (319,584)  (2,073,421)
NET ASSETS:
   Beginning of period                318,980    466,620   14,167,937   16,241,358
                                     --------  ---------  -----------  -----------
   End of period                     $344,757  $ 318,980  $13,848,353  $14,167,937
                                     ========  =========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund BD IV for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on March 27, 1997 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

American Funds Insurance Series ("American Funds")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Putnam Variable Trust ("Putnam VT")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)

LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount*
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class F)
MSF Morgan Stanley EAFE Index Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)

MSF Russell 2000 Index Subaccount (Class A)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

*    This Subaccount had no net assets as of December 31, 2007.

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Core Equity Subaccount
Credit Suisse Trust Emerging Markets Subaccount
DWS VIT Small Cap Index Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVET Multiple Discipline Subaccount - Large Cap Growth and Value LMPVPI All Cap Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPII Growth and Income Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
MIST Pioneer Mid-Cap Value Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                         NEW NAME
--------                         --------
Legg Mason Partners Variable     Legg Mason Partners Variable International All
   International All Cap            Cap Opportunity Portfolio
   Growth Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Social Awareness
   Social Awareness Stock           Portfolio
   Portfolio
Janus Capital Appreciation       Janus Forty Portfolio
   Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Capital Portfolio
   Multiple Discipline
   Portfolio - All Cap Growth
   and Value
Legg Mason Partners Variable     Legg Mason Partners Variable Global Equity
   Multiple Discipline              Portfolio
   Portfolio - Global All Cap
   Growth and Value
Legg Mason Partners Variable     Legg Mason Partners Variable Capital and Income
   Multiple Discipline              Portfolio
   Portfolio - Balanced All
   Cap Growth and Value

MERGERS:

OLD NAME                         NEW NAME
--------                         --------
Legg Mason Partners Variable     Legg Mason Partners Variable Aggressive Growth
   Premier Selections All Cap       Portfolio
   Growth Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable III Aggressive
   II Aggressive Growth             Growth Portfolio
   Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Fundamental Value
   All Cap Portfolio                Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Investors
   Large Cap Value Portfolio        Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Small Cap Growth
   Small Cap Growth                 Portfolio
   Opportunities Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Appreciation
   Growth and Income Portfolio      Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Appreciation
   Multiple Discipline              Portfolio
   Portfolio - Large Cap
   Growth and Value
Western Asset Management High    BlackRock High Yield Portfolio
   Yield Bond Portfolio
Pioneer Mid-Cap Value            Lazard Mid-Cap Portfolio
   Portfolio

SUBSTITUTIONS:

OLD NAME                         NEW NAME
--------                         --------
AIM V.I. Core Equity Fund        Capital Guardian U.S. Equity Portfolio
Emerging Markets Portfolio       MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and    Lord Abbett Growth and Income Portfolio
   Income Portfolio
Lord Abett Series Mid Cap        Lord Abbett Mid-Cap Value Portfolio
   Value Portfolio
DWS Small Cap Index VIP          Russell 2000 Index Portfolio
PIMCO VIT Real Return            PIMCO Inflation Protected Bond Portfolio
   Portfolio
Putnam VT International Equity   MSF Research International Portfolio
   Fund
Putnam VT Small Cap Value Fund   Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                    NEW PORTFOLIO
-------------                    -------------
BlackRock Large-Cap Core         BlackRock Large-Cap Core Portfolio (Class E)
   Portfolio (Class A)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes of net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     EQUITY PROTECTION -- For an additional charge, the Company will guarantee the contract principal (sum of purchase payments adjusted proportionately for any withdrawals).

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk               1.25% - 1.70%
Administrative                           0.15%
Enhanced Stepped Up-Provision            0.15% - 0.20%
Guaranteed Minimum Withdrawal Benefit    0.25% - 0.50%
Guaranteed Minimum Accumulation Benefit  0.50%
Equity Protection                        0.80% - 2.10%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

Depending on the product, a contract administrative charge which ranges from $30 for Contracts with a value of less than $50,000 to $40 for Contracts with a value of less than $100,000 is assessed on an annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------  -----------  -------------  ---------------
AIM VI Core Equity Subaccount (Series I) (Cost $0) (a)              --           --         7,446       2,434,528
American Funds Global Growth Subaccount
   (Class 2) (Cost $58,697,028)                              3,280,775   82,019,375     9,256,093       7,794,835
American Funds Growth Subaccount
   (Class 2) (Cost $121,261,944)                             2,185,602  145,823,341    14,077,132      19,312,420
American Funds Growth-Income Subaccount
   (Class 2) (Cost $105,668,487)                             3,180,028  134,388,000     9,083,601      15,259,899
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                    --           --         9,579       1,468,004
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $920,177)                             28,156    1,263,057        25,653         325,678
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $3,583,047)                           93,253    3,015,805       668,166         975,610
DWS VIT Small Cap Index Subaccount
   (Class A) (Cost $0) (a)                                          --           --       510,277       6,470,731
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $7,135,774)                         280,882    7,713,025     2,571,820       2,332,803
Fidelity VIP Contrafund Subaccount
   (Service Class) (Cost $31,706,766)                        1,188,405   33,037,665    10,696,724       4,050,198
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $157,494)                            19,519      175,277        67,934         199,783
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $13,965,520)                        520,960   18,561,816     2,898,573       4,053,506
FTVIPT Franklin Income Securities Subaccount
   (Class 2) (Cost $7,521,916)                                 450,947    7,805,895     3,483,117         766,452
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
   (Class 2) (Cost $8,247,439)                                 388,834    8,908,181       972,595       1,558,574
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $10,737,226)                                875,197   14,003,149     7,811,441       7,079,870
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $22,614,047)                              1,630,532   33,018,279     3,892,520       4,666,642
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $1,206,920)                          147,294    1,685,042       113,019         214,194
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $1,070,210)                          177,667      920,313        44,825         239,964
Janus Aspen Mid Cap Growth Subaccount
   (Service Shares) (Cost $4,507,922)                          185,722    7,233,865       437,955         912,231
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $1,970,707)                           72,122    2,526,449       357,965         803,173
LMPIS Premier Selections All Cap Growth Subaccount
   (Cost $0) (a)                                                    --           --       143,432       1,585,682
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $48,298,971)                              3,731,673   60,863,592     5,148,132      15,793,447
LMPVET Appreciation Subaccount
   (Class I) (Cost $23,264,915)                              1,050,845   27,700,275     3,600,512       3,570,458
LMPVET Appreciation Subaccount
   (Class II) (Cost $3,364,016) (b)                            119,434    3,155,447     3,436,291          73,105
LMPVET Capital Subaccount
   (Cost $25,276,024)                                        1,834,173   28,906,566     2,336,069       6,099,155
LMPVET Dividend Strategy Subaccount
   (Cost $1,288,497)                                           144,861    1,516,690       266,039         127,177
LMPVET Equity Index Subaccount
   (Class I) (Cost $551,568,212)                            18,939,120  635,596,850    42,706,095     255,291,516
LMPVET Equity Index Subaccount
   (Class II) (Cost $20,070,657)                               681,256   22,883,401     1,889,918       3,797,473

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------  -----------  -------------  ---------------
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $58,902,850)                              2,767,169   60,019,902    30,042,450      10,646,288
LMPVET Global Equity Subaccount
   (Cost $7,661,438)                                           515,737    9,190,432       768,713         987,033
LMPVET International All Cap Opportunity Subaccount
   (Cost $6,226,956)                                           631,943    5,655,892     3,097,901       1,005,461
LMPVET Investors Subaccount
   (Class I) (Cost $25,726,448)                              1,652,535   27,299,884    19,058,911       3,874,851
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $27,611,005)                              1,881,956   31,240,461     1,495,487       6,805,084
LMPVET Mid Cap Core Subaccount
   (Class I) (Cost $16,713,245)                              1,299,296   16,085,279     3,271,962       3,976,463
LMPVET Multiple Discipline Large Cap Growth and Value
   Subaccount (Cost $0) (c)                                         --           --       439,261       4,529,264
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $8,834,018)                                 650,471    9,776,577     3,679,687       1,724,906
LMPVET Social Awareness Subaccount (Cost $0)                        --           --         5,000           4,923
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                   --           --     1,477,357      27,142,890
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --           --        33,925         784,355
LMPVPV Small Cap Growth Opportunities Subaccount
   (Cost $0) (a)                                                    --           --       104,688       2,992,292
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --         5,643         663,469
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --        11,461         994,372
LMPVET Capital and Income Subaccount
   (Class II) (Cost $26,839,709)                             2,140,472   26,588,258     5,275,302       4,119,003
LMPVIT Adjustable Rate Income Subaccount
   (Cost $3,456,238)                                           344,435    3,282,463       397,479         820,646
LMPVIT Diversified Strategic Income Subaccount
   (Cost $13,156,330)                                        1,412,598   12,176,596       811,057       3,302,655
LMPVIT High Income Subaccount
   (Cost $20,232,290)                                        2,692,752   17,960,653     2,098,406       2,903,646
LMPVIT Money Market Subaccount
   (Cost $34,412,173)                                       34,412,173   34,412,173    22,561,522      19,921,520
LMPVPIII Large Cap Value Subaccount (Cost $0) (a)                   --           --        74,307      18,757,562
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                         --           --       108,074       9,683,831
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --           --       116,531      13,231,027
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $2,679,717)                                 134,512    2,429,292       598,504         520,114
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $1,823,590)                                 217,882    1,795,351       643,395         936,776
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $7,286,368) (b)                             664,290    7,353,692     8,087,976         806,074
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --           --       587,537       8,452,032
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $1,275,756)                                  94,340    1,280,188       967,738         379,014
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $9,115,323)                                 516,385    8,917,966     3,000,784       2,010,726
MIST Janus Forty Subaccount
   (Class A) (Cost $7,198,548)                                  97,114    8,139,152     2,634,991       1,841,829

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------  -----------  -------------  ---------------
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $475,037) (b)                                34,961      423,030       512,094          36,761
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $267,532)                                    15,594      267,593        72,723          36,081
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $2,776,920)                                 233,161    2,944,821       503,805         836,794
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $21,536,052)                                777,775   22,314,353    10,581,735       5,297,875
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $11,995,344)                                560,311   10,914,867    13,331,051       1,852,804
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $1,827,584)                                 150,871    1,822,526       159,610         180,558
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $499,439)                                    34,387      510,987       413,824          79,147
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $1,214,299) (b)                             104,841    1,507,616     1,532,613         341,681
MIST MFS Research International Subaccount
   (Class B) (Cost $6,693,941) (b)                             491,728    7,041,546     7,484,835         809,331
MIST MFS Value Subaccount
   (Class A) (Cost $6,821,561)                                 490,446    7,376,305     1,951,665       1,154,229
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $5,485,562)                                 349,983    4,927,764     2,027,939       3,829,419
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $6,101,905) (b)                             597,265    6,546,024     6,975,878         889,697
MIST Pioneer Fund Subaccount
   (Class A) (Cost $810,052)                                    56,741      864,168       297,379          91,904
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                          --           --       193,645         389,861
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $7,118,408)                                 745,695    7,471,868     1,885,425       1,175,295
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $15,639,617)                                912,591   14,309,421    13,240,547       3,749,612
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $8,485,015)                                 350,350   10,041,020       357,126       1,800,898
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $4,520,545)                                  43,440    4,852,709       632,050       1,220,158
MSF BlackRock Bond Income Subaccount
   (Class E) (Cost $16,162,086)                                155,909   17,301,261     2,613,514       4,441,983
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $44,666,372)                                446,663   44,666,372    96,019,020      72,236,602
MSF Capital Guardian U.S. Equity Subaccount
   (Class A) (Cost $5,312,767)                                 410,649    5,108,474     2,546,578         762,312
MSF FI Large Cap Subaccount
   (Class A) (Cost $20,919,781)                              1,418,055   20,788,682     1,820,885       4,003,888
MSF FI Value Leaders Subaccount
   (Class D) (Cost $21,812,797)                                108,763   21,293,646     2,471,019       3,878,723
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,144,328)                                  97,736    1,232,449       208,862          94,582
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $1,935,311)                                 185,786    2,065,942       869,713         132,678
MSF MetLife Conservative to Moderate Allocation Subaccount
   (Class B) (Cost $4,124,576)                                 371,361    4,281,787     3,183,331         561,230
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $7,098,552)                                 624,449    7,468,405     3,537,052         662,468
MSF MetLife Moderate to Aggressive Allocation Subaccount
   (Class B) (Cost $6,801,520)                                 578,721    7,164,565     3,575,870         427,713

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------   ----------  -------------   --------------

MSF MFS Total Return Subaccount
   (Class F) (Cost $70,074,811)                                484,791   74,391,177     5,657,765      12,286,168
MSF Morgan Stanley EAFE Index Subaccount
   (Class A) (Cost $1,307,857)                                  77,321    1,329,156     1,318,419          84,457
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $6,639,328)                                 415,317    7,243,126     1,194,239       1,170,929
MSF Russell 2000 Index Subaccount
   (Class A) (Cost $4,726,355) (b)                             310,938    4,409,108     6,736,492       1,956,233
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $17,227,836)                              1,221,696   20,035,807       892,446       4,063,281
MSF Western Asset Management High Yield Bond Subaccount
   (Class A) (Cost $0) (a)                                          --           --        80,520         243,525
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $342,257)                                    27,642      345,243       321,702          34,857
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --           --       298,064       7,438,014
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $47,963,981)                 4,697,962   49,280,404     5,134,966       7,493,772
Putnam VT Discovery Growth Subaccount
   (Class IB) (Cost $494,346)                                   97,387      578,479       266,701          81,792
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     1,092,659       6,999,591
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     2,041,773      13,747,319
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $2,801,666)                                248,346    3,427,172       243,534         764,426
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $255,334)                                   19,737      344,802        27,647          39,670
Van Kampen LIT Strategic Growth Subaccount
   (Class I) (Cost $17,185,873)                                411,227   13,850,122       206,105       2,691,653

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                 -------------------------------  --------------------------------------------------
                                                          UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                  UNITS     LOWEST TO    ASSETS      INCOME         LOWEST TO          LOWEST TO
                                                  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                                 -------  -------------  -------  -------------  ----------------  -----------------
AIM V.I. Core Equity                       2007       --  1.149 - 1.159       --         --         1.40 - 2.20          6.78 - 7.22
   Subaccount (Series I) (a)               2006    2,095  1.076 - 1.081    2,263       0.55         1.40 - 2.20          7.60 - 8.10

American Funds Global Growth               2007   48,512  1.491 - 2.180   82,008       2.67         1.40 - 2.50         8.20 - 13.26
   Subaccount (Class 2)                    2006   50,190  1.324 - 1.932   75,030       0.86         1.40 - 2.50        17.45 - 18.71
                                           2005   49,415  1.120 - 1.634   62,278       0.68         1.40 - 2.50         5.54 - 14.75
                                           2004   47,966  1.087 - 1.458   53,481       0.43         1.40 - 2.40         7.62 - 11.83
                                           2003   43,118  0.975 - 1.308   42,569       0.41         1.40 - 2.25         0.25 - 41.41

American Funds Growth                      2007   94,305  1.367 - 1.944  145,803       0.76         1.40 - 2.50         9.53 - 10.83
   Subaccount (Class 2)                    2006  103,614  1.240 - 1.762  144,999       0.79         1.40 - 2.50          7.48 - 8.67
                                           2005  106,505  1.147 - 1.628  137,247       0.72         1.40 - 2.50       (1.12) - 19.73
                                           2004  100,571  1.078 - 1.426  112,595       0.18         1.40 - 2.40         9.76 - 10.92
                                           2003   91,488  0.975 - 1.291   91,278       0.12         1.40 - 2.40         1.68 - 41.56

American Funds Growth-Income               2007   87,797  1.214 - 1.662  134,369       1.48         1.40 - 2.50          2.43 - 3.52
   Subaccount (Class 2)                    2006   94,505  1.178 - 1.611  140,083       1.56         1.40 - 2.50        12.39 - 13.65
                                           2005   97,605  1.042 - 1.424  127,886       1.36         1.40 - 2.50        (0.90) - 9.66
                                           2004   91,850  1.234 - 1.370  116,134       0.93         1.40 - 2.40          7.77 - 8.91
                                           2003   78,303  1.145 - 1.263   91,197       1.14         1.40 - 2.40         3.34 - 36.62

Credit Suisse Trust Emerging               2007       --  1.699 - 2.871       --         --         1.40 - 2.00          4.63 - 4.81
   Markets Subaccount (a)                  2006      838  1.623 - 2.744    1,390       0.58         1.40 - 2.00        29.92 - 30.71
                                           2005      848  1.247 - 2.112    1,077       0.69         1.40 - 2.00        25.42 - 26.16
                                           2004      899  0.992 - 1.684      907       0.29         1.40 - 2.00        10.57 - 23.20
                                           2003      782  0.809 - 0.819      639         --         1.40 - 1.80        40.45 - 40.96

Dreyfus VIF Appreciation                   2007    1,115  1.077 - 1.471    1,263       1.58         1.40 - 2.20          4.80 - 5.62
   Subaccount (Initial Shares)             2006    1,395  1.024 - 1.398    1,492       1.59         1.40 - 2.20        13.91 - 14.88
                                           2005    1,662  0.895 - 1.222    1,564       0.02         1.40 - 2.20          2.11 - 2.93
                                           2004    2,012  0.873 - 1.192    1,830       1.59         1.40 - 2.20          2.78 - 3.62
                                           2003    2,332  0.846 - 1.156    2,023       1.54         1.40 - 2.20        15.72 - 21.75

Dreyfus VIF Developing Leaders             2007    2,928  0.988 - 1.278    3,015       0.77         1.40 - 2.20    (13.00) - (12.33)
   Subaccount (Initial Shares)             2006    3,604  1.131 - 1.463    4,249       0.41         1.40 - 2.20          1.48 - 2.38
                                           2005    4,313  1.110 - 1.435    4,973         --         1.40 - 2.20          3.50 - 4.33
                                           2004    4,965  1.068 - 1.381    5,514       0.19         1.40 - 2.20          8.90 - 9.81
                                           2003    6,065  0.977 - 1.263    6,095       0.03         1.40 - 2.20        21.39 - 37.11

DWS VIT Small Cap Index                    2007       --  1.661 - 1.693       --       0.84         1.40 - 1.60          4.99 - 5.02
   Subaccount (Class A) (a)                2006    3,794  1.582 - 1.612    6,056       0.67         1.40 - 1.60        15.64 - 15.89
                                           2005    4,825  1.368 - 1.391    6,646       0.64         1.40 - 1.60          2.63 - 2.81
                                           2004    5,508  1.333 - 1.353    7,385       0.43         1.40 - 1.60        15.81 - 16.14
                                           2003    5,770  1.151 - 1.165    6,673       0.94         1.40 - 1.60        44.24 - 44.36

Fidelity VIP Contrafund                    2007    4,968  1.447 - 2.039    7,712       0.68         1.40 - 2.20        14.70 - 15.68
   Subaccount (Service Class 2)            2006    6,101  1.256 - 1.770    8,145       0.98         1.40 - 2.20          9.01 - 9.90
                                           2005    6,806  1.148 - 1.617    8,239       0.12         1.40 - 2.20        14.14 - 15.01
                                           2004    5,749  1.002 - 1.411    6,075       0.21         1.40 - 2.20        12.63 - 13.60
                                           2003    6,028  0.886 - 1.248    5,560       0.29         1.40 - 2.20        26.03 - 32.17

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                 -------------------------------  --------------------------------------------------
                                                          UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                  UNITS     LOWEST TO    ASSETS      INCOME         LOWEST TO          LOWEST TO
                                                  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                                 -------  -------------  -------  -------------  ----------------   ----------------
Fidelity VIP Contrafund                    2007   19,047  1.433 - 2.056   33,033       0.85         1.40 - 2.50        14.57 - 15.86
   Subaccount (Service Class)              2006   19,733  1.243 - 1.781   29,608       1.12         1.40 - 2.50          8.88 - 9.99
                                           2005   19,531  1.136 - 1.625   26,567       0.19         1.40 - 2.50         0.16 - 19.20
                                           2004   17,607  1.143 - 1.416   20,698       0.25         1.40 - 2.40        11.87 - 13.69
                                           2003   16,912  1.009 - 1.250   17,398       0.35         1.40 - 2.40         0.00 - 33.65

Fidelity VIP Dynamic Capital Appreciation  2007      128  1.295 - 1.616      175       0.08         1.40 - 1.80          4.80 - 5.30
   Subaccount (Service Class 2)            2006      233  1.235 - 1.542      300       0.24         1.40 - 1.80        11.76 - 12.17
                                           2005      258  1.105 - 1.379      301         --         1.40 - 1.80        18.47 - 19.03
                                           2004      176  0.932 - 1.164      175         --         1.40 - 1.80      (0.53) - (0.11)
                                           2003      157  0.937 - 1.170      150         --         1.40 - 1.80        22.64 - 26.49

Fidelity VIP Mid Cap                       2007    8,416  1.425 - 2.377   18,559       0.49         1.40 - 2.50        12.54 - 13.74
   Subaccount (Service Class 2)            2006    9,659  1.259 - 2.099   18,831       0.18         1.40 - 2.50         3.20 - 10.85
                                           2005    9,578  1.142 - 1.901   16,969         --         1.40 - 2.40       (0.28) - 17.96
                                           2004    8,013  1.456 - 1.640   12,315         --         1.40 - 2.40        18.86 - 22.91
                                           2003    5,541  1.196 - 1.339    6,985       0.16         1.40 - 2.40         2.66 - 46.33

FTVIPT Franklin Income Securities          2007    6,270  1.219 - 1.255    7,805       3.32         1.40 - 2.50        (3.33) - 2.28
   Subaccount (Class 2)                    2006    4,237  1.208 - 1.227    5,170       3.10         1.40 - 2.35        11.02 - 16.63
                                           2005    1,900  1.046 - 1.052    1,995       0.02         1.40 - 2.35        (3.14) - 2.33

FTVIPT Franklin Small-Mid Cap Growth       2007    8,132  0.995 - 1.716    8,907         --         1.40 - 2.40          8.60 - 9.63
   Securities Subaccount (Class 2)         2006    9,088  0.911 - 1.571    9,146         --         1.40 - 2.40          6.11 - 7.22
                                           2005   10,845  0.853 - 1.472   10,133         --         1.40 - 2.40         2.31 - 14.55
                                           2004   11,931  0.829 - 1.430   10,642         --         1.40 - 2.40         4.48 - 13.62
                                           2003   12,653  0.757 - 1.306    9,985         --         1.40 - 2.40       (0.83) - 42.11

FTVIPT Templeton Developing Markets        2007    4,157  1.924 - 3.589   13,994       2.21         1.40 - 2.40        25.74 - 27.00
   Securities Subaccount (Class 2)         2006    4,308  1.523 - 2.826   11,490       1.08         1.40 - 2.40        25.01 - 26.27
                                           2005    3,303  1.211 - 2.238    6,949       1.29         1.40 - 2.40         7.89 - 25.66
                                           2004    1,831  1.536 - 1.781    3,084       1.83         1.40 - 2.40        14.80 - 23.00
                                           2003      616  1.263 - 1.448      887       0.08         1.40 - 2.20         5.65 - 40.88

FTVIPT Templeton Foreign Securities        2007   19,668  1.451 - 2.188   33,014       1.98         1.40 - 2.50        12.59 - 13.85
   Subaccount (Class 2)                    2006   21,163  1.281 - 1.930   31,284       1.23         1.40 - 2.50         5.63 - 19.73
                                           2005   19,192  1.075 - 1.618   23,726       1.15         1.40 - 2.40         3.23 - 11.51
                                           2004   16,124  1.063 - 1.495   17,993       1.05         1.40 - 2.40        10.18 - 16.85
                                           2003   14,316  0.913 - 1.284   13,437       1.73         1.40 - 2.40         3.61 - 51.06

Janus Aspen Global Life Sciences           2007    1,306  1.228 - 1.893    1,685         --         1.40 - 2.20        19.06 - 20.04
   Subaccount (Service Shares)             2006    1,368  1.027 - 1.584    1,474         --         1.40 - 2.20          4.01 - 4.88
                                           2005    1,622  0.984 - 1.516    1,661         --         1.40 - 2.20         9.90 - 10.69
                                           2004    2,002  0.892 - 1.374    1,850         --         1.40 - 2.20        11.72 - 12.67
                                           2003    2,232  0.795 - 1.225    1,822         --         1.40 - 2.20        10.76 - 27.00

Janus Aspen Global Technology              2007    1,872  0.472 - 1.861      920       0.32         1.40 - 1.80        19.49 - 20.00
   Subaccount (Service Shares)             2006    2,280  0.395 - 1.557      936         --         1.40 - 1.80          5.90 - 6.30
                                           2005    2,656  0.373 - 1.470    1,018         --         1.40 - 1.80         9.54 - 10.12
                                           2004    3,327  0.340 - 1.342    1,176         --         1.40 - 1.80      (1.45) - (0.86)
                                           2003    4,109  0.345 - 1.359    1,454         --         1.40 - 1.80        43.35 - 44.58

Janus Aspen Mid Cap Growth                 2007    9,766  0.647 - 2.254    7,233       0.07         1.40 - 2.40        18.85 - 20.22
   Subaccount (Service Shares)             2006   10,335  0.541 - 1.885    6,408         --         1.40 - 2.40        10.63 - 11.69
                                           2005   12,037  0.486 - 1.694    6,585         --         1.40 - 2.40         5.50 - 10.47
                                           2004   13,113  0.442 - 1.540    6,267         --         1.40 - 2.40        14.81 - 18.78
                                           2003   14,579  0.373 - 1.301    5,712         --         1.40 - 2.20         1.73 - 36.80

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO     NET ASSETS     INCOME         LOWEST TO        LOWEST TO
                                               (000S)    HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               -------  --------------  ----------  -------------  ----------------  ---------------
Janus Aspen Worldwide Growth             2007    3,407   0.711 - 1.576      2,526        0.55         1.40 - 2.20        6.99 - 7.81
   Subaccount (Service Shares)           2006    4,002   0.662 - 1.468      2,741        1.60         1.40 - 2.20      15.34 - 16.27
                                         2005    4,617   0.572 - 1.267      2,716        1.17         1.40 - 2.20        3.30 - 4.10
                                         2004    5,941   0.551 - 1.222      3,358        0.88         1.40 - 2.20        2.28 - 3.13
                                         2003    6,874   0.537 - 1.190      3,765        0.83         1.40 - 2.20      19.96 - 24.47

LMPIS Premier Selections All Cap Growth  2007       --   1.001 - 1.498         --        0.08         1.40 - 2.10        6.29 - 6.44
   Subaccount (a)                        2006    1,462   0.941 - 1.408      1,470          --         1.40 - 2.20        5.00 - 5.82
                                         2005    1,615   0.893 - 1.336      1,574        0.12         1.40 - 2.20        4.22 - 6.34
                                         2004    1,776   0.855 - 1.279      1,615          --         1.40 - 2.05      (1.85) - 9.83
                                         2003    1,830   0.846 - 1.266      1,597          --         1.40 - 2.00      15.13 - 33.12

LMPVET Aggressive Growth                 2007   41,672   1.181 - 1.585     60,855          --         1.40 - 2.50      (6.31) - 0.14
   Subaccount (Class I)                  2006   48,369   1.186 - 1.590     70,692          --         1.40 - 2.40        6.25 - 7.28
                                         2005   54,850   1.111 - 1.488     74,919          --         1.40 - 2.40       4.42 - 18.92
                                         2004   59,849   1.218 - 1.357     74,443          --         1.40 - 2.40        1.42 - 8.43
                                         2003   59,945   1.135 - 1.256     68,824          --         1.40 - 2.25       5.58 - 37.35

LMPVET Appreciation                      2007   20,864   1.218 - 1.571     27,697        1.04         1.40 - 2.50        5.74 - 6.94
   Subaccount (Class I)                  2006   22,505   1.145 - 1.475     27,954        1.10         1.40 - 2.50      11.09 - 13.18
                                         2005   24,355   1.016 - 1.308     26,761        0.84         1.40 - 2.40        1.58 - 7.29
                                         2004   25,168   1.022 - 1.277     26,698        1.14         1.40 - 2.40        3.48 - 7.22
                                         2003   24,486   0.956 - 1.195     24,001        0.71         1.40 - 2.25       5.25 - 30.24

LMPVET Appreciation
   Subaccount (Class II) (b)             2007    2,079   1.157 - 1.674      3,155        0.79         1.40 - 2.25        1.21 - 1.35

LMPVET Capital Subaccount                2007   19,830   1.165 - 1.690     28,902        0.37         1.40 - 2.50      (0.68) - 0.48
                                         2006   23,023   1.166 - 1.682     33,725        0.60         1.40 - 2.50      10.89 - 11.98
                                         2005   26,340   1.046 - 1.502     34,871        0.37         1.40 - 2.50      (1.29) - 8.18
                                         2004   25,718   1.174 - 1.447     33,676        0.37         1.40 - 2.40        3.30 - 5.16
                                         2003   15,221   1.127 - 1.376     19,820        0.11         1.40 - 2.40       2.08 - 34.70

LMPVET Dividend Strategy                 2007    1,382   0.947 - 1.408      1,516        2.04         1.40 - 2.40        3.85 - 4.96
   Subaccount                            2006    1,267   0.906 - 1.347      1,316        2.07         1.40 - 2.40      15.16 - 16.31
                                         2005    1,621   0.782 - 1.163      1,441        2.10         1.40 - 2.40      (2.52) - 0.82
                                         2004    1,247   0.798 - 1.186      1,128        1.10         1.40 - 2.40      (0.98) - 8.43
                                         2003    1,033   0.786 - 1.168        875        0.63         1.40 - 2.25       3.19 - 28.92

LMPVET Equity Index                      2007  510,910   0.930 - 1.578    635,436        1.59         1.40 - 3.50        1.56 - 3.68
   Subaccount (Class I)                  2006  696,948   0.908 - 1.539    846,950        1.53         1.40 - 3.50      11.34 - 13.84
                                         2005  802,906   0.809 - 1.381    875,448        1.49         1.40 - 3.60        0.77 - 3.08
                                         2004  827,617   0.796 - 1.368    888,905        1.66         1.40 - 3.60        6.60 - 8.99
                                         2003  790,182   0.740 - 1.282    784,654        1.44         1.40 - 3.60      23.60 - 28.20

LMPVET Equity Index                      2007   21,414   1.009 - 1.567     22,881        1.52         1.40 - 2.40        2.45 - 3.48
   Subaccount (Class II)                 2006   24,119   0.980 - 1.521     25,004        1.31         1.40 - 2.40      12.38 - 13.56
                                         2005   26,715   0.866 - 1.345     24,421        1.18         1.40 - 2.40        1.81 - 5.00
                                         2004   30,095   0.846 - 1.314     26,509        1.36         1.40 - 2.40        5.72 - 8.71
                                         2003   31,647   0.781 - 1.213     25,480        1.05         1.40 - 2.40       0.27 - 32.28

LMPVET Fundamental Value                 2007   38,925   1.186 - 1.641     60,012        1.28         1.40 - 2.40    (5.30) - (0.13)
   Subaccount (Class I)                  2006   28,840   1.194 - 1.650     44,554        1.55         1.40 - 2.40      14.03 - 15.14
                                         2005   33,539   1.042 - 1.439     45,112        0.90         1.40 - 2.40        1.76 - 6.47
                                         2004   37,666   1.233 - 1.398     49,206        0.66         1.40 - 2.40        0.90 - 7.09
                                         2003   37,720   1.168 - 1.315     46,332        0.64         1.40 - 2.25       1.83 - 45.30

                                                       AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                               ----------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                               UNITS      LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                               (000S)    HIGHEST ($)    ($000S)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               ------  --------------  ----------  -------------  ----------------  ---------------
LMPVET Global Equity Subaccount          2007   5,768  1.229 - 1.871      9,189         0.56         1.40 - 2.50        2.33 - 3.48
                                         2006   6,106  1.194 - 1.808      9,469         1.13         1.40 - 2.50      12.38 - 13.57
                                         2005   6,570  1.056 - 1.592      9,049         0.84         1.40 - 2.50        4.00 - 8.98
                                         2004   4,207  1.226 - 1.515      5,718         0.59         1.40 - 2.40        4.03 - 9.24
                                         2003   1,708  1.139 - 1.394      2,261         0.26         1.40 - 2.40       1.61 - 39.46

LMPVET International All Cap             2007   5,884  0.934 - 2.024      5,655         0.90         1.40 - 2.20        3.99 - 4.79
   Opportunity Subaccount                2006   6,613  0.894 - 1.938      6,063         2.09         1.40 - 2.20      23.11 - 24.22
                                         2005   7,392  0.724 - 1.568      5,465         1.32         1.40 - 2.20       9.32 - 10.13
                                         2004   8,715  0.659 - 1.429      5,867         0.86         1.40 - 2.20      15.60 - 18.88
                                         2003  11,293  0.570 - 1.234      6,532         1.10         1.40 - 2.00      20.33 - 32.97

LMPVET Investors Subaccount (Class I)    2007  18,649  1.240 - 1.675     27,296         1.46         1.40 - 2.35        1.46 - 2.43
                                         2006   8,987  1.217 - 1.642     12,941         1.56         1.40 - 2.35      15.58 - 16.63
                                         2005  11,202  1.049 - 1.413     13,841         1.17         1.40 - 2.35        4.12 - 6.93
                                         2004  12,331  1.153 - 1.351     14,502         1.39         1.40 - 2.25        2.76 - 8.91
                                         2003  14,232  1.064 - 1.246     15,341         1.47         1.40 - 2.05       3.89 - 37.38

LMPVET Large Cap Growth                  2007  30,054  0.994 - 1.484     31,236         0.04         1.40 - 2.40        2.75 - 3.85
   Subaccount (Class I)                  2006  34,705  0.961 - 1.435     34,779         0.15         1.40 - 2.40        2.13 - 3.14
                                         2005  39,492  0.936 - 1.397     38,465         0.13         1.40 - 2.40       0.20 - 11.99
                                         2004  43,792  0.905 - 1.352     40,897         0.35         1.40 - 2.40    (5.19) - (0.35)
                                         2003  46,327  0.918 - 1.371     43,289         0.02         1.40 - 2.25       3.17 - 47.74

LMPVET Mid Cap Core                      2007   9,556  1.269 - 1.708     16,083         0.37         1.40 - 2.40        4.60 - 5.63
   Subaccount (Class I)                  2006  11,609  1.208 - 1.620     18,528         0.52         1.40 - 2.40      12.05 - 13.24
                                         2005  13,957  1.072 - 1.436     19,690         0.60         1.40 - 2.40       2.58 - 12.72
                                         2004  15,651  1.247 - 1.350     20,750           --         1.40 - 2.40      (0.08) - 8.88
                                         2003  16,569  1.158 - 1.245     20,229           --         1.40 - 2.25       0.96 - 36.18

LMPVET Multiple Discipline Large Cap     2007      --  1.142 - 1.652         --         0.50         1.40 - 2.25        1.31 - 2.04
   Growth and Value Subaccount (c)       2006   2,799  1.124 - 1.619      4,096         0.78         1.40 - 2.25       8.49 - 10.74
                                         2005   2,948  1.048 - 1.462      3,882         0.67         1.40 - 2.25        1.20 - 3.35
                                         2004   2,708  1.171 - 1.432      3,556         0.89         1.40 - 2.25      (0.68) - 8.28
                                         2003   1,724  1.122 - 1.360      2,235         0.76         1.40 - 2.25       2.19 - 33.99

LMPVET Small Cap Growth                  2007   5,708  1.287 - 1.977      9,775           --         1.40 - 2.40        0.78 - 8.50
   Subaccount (Class I)                  2006   4,871  1.537 - 1.830      7,710           --         1.40 - 2.40      10.13 - 11.13
                                         2005   5,485  1.388 - 1.652      7,815           --         1.40 - 2.40        2.38 - 3.50
                                         2004   5,666  1.347 - 1.604      7,813           --         1.40 - 2.40       5.84 - 13.49
                                         2003   5,986  1.191 - 1.418      7,249           --         1.40 - 2.40       2.15 - 60.05

LMPVPI All Cap Subaccount (Class I) (a)  2007      --  1.515 - 1.733         --         0.29         1.40 - 2.40        4.67 - 4.99
                                         2006  16,546  1.447 - 1.653     25,663         1.29         1.40 - 2.40      15.30 - 16.46
                                         2005  18,894  1.255 - 1.425     25,192         0.84         1.40 - 2.40        1.54 - 2.60
                                         2004  21,027  1.236 - 1.395     27,387         0.52         1.40 - 2.40        0.98 - 6.86
                                         2003  22,824  1.170 - 1.311     27,887         0.26         1.40 - 2.20       0.34 - 46.15

LMPVPII Growth and Income                2007     --   1.274 - 1.544         --         0.06         1.40 - 2.20        4.19 - 4.59
   Subaccount (Class I) (a)              2006     565  1.220 - 1.479        746         0.39         1.40 - 2.20       9.97 - 10.78
                                         2005     628  1.105 - 1.340        752         0.35         1.40 - 2.20        1.38 - 2.19
                                         2004     707  1.086 - 1.316        834         0.86         1.40 - 2.20        6.09 - 6.91
                                         2003     756  1.020 - 1.237        811         0.46         1.40 - 2.20      10.70 - 32.69

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  ------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               ------  -------------  ----------  -------------  ---------------- ----------------
LMPVPV Small Cap Growth                  2007      --  1.273 - 1.880        --         0.02         1.40 - 2.40        6.42 - 6.75
   Opportunities Subaccount (a)          2006   1,988  1.194 - 1.763     2,785           --         1.40 - 2.40       4.65 - 11.36
                                         2005   2,422  1.123 - 1.590     3,105           --         1.40 - 2.40       0.00 - 11.71
                                         2004   2,238  1.090 - 1.543     2,798         0.08         1.40 - 2.40     (0.14) - 17.67
                                         2003   1,932  0.960 - 1.359     1,986           --         1.40 - 2.25       2.07 - 54.61

LMPVPI Large Cap Growth                  2007      --  1.232 - 1.483        --           --         1.40 - 2.00        4.03 - 4.32
   Subaccount (Class I) (a)              2006     515  1.183 - 1.425       634           --         1.40 - 2.00        2.17 - 2.73
                                         2005     793  1.156 - 1.392       949         0.02         1.40 - 2.00        3.13 - 3.81
                                         2004     625  1.118 - 1.346       726         0.16         1.40 - 2.00    (1.47) - (0.88)
                                         2003     580  1.133 - 1.364       665         0.04         1.40 - 2.00      26.25 - 42.50

LMPVPII Aggressive Growth                2007      --  1.371 - 1.705        --           --         1.40 - 2.00        3.43 - 3.59
   Subaccount (Class I) (a)              2006     654  1.324 - 1.648       948           --         1.40 - 2.00        8.85 - 9.59
                                         2005   1,044  1.211 - 1.511     1,344           --         1.40 - 2.00        7.75 - 8.35
                                         2004     924  1.120 - 1.400     1,124           --         1.40 - 2.00        6.90 - 7.55
                                         2003     828  1.043 - 1.306       952           --         1.40 - 2.00       9.86 - 38.13

LMPVET Capital and Income                2007  19,503  1.156 - 1.505    26,580         1.14         1.40 - 2.40        2.86 - 3.94
   Subaccount (Class II)                 2006  21,523  1.119 - 1.448    28,520         1.56         1.40 - 2.40        0.48 - 8.95
                                         2005  22,405  1.032 - 1.329    27,404         1.24         1.40 - 2.40        0.96 - 4.24
                                         2004  20,182  1.115 - 1.293    24,276         0.98         1.40 - 2.40        0.90 - 3.52
                                         2003  11,039  1.088 - 1.249    13,312         0.57         1.40 - 2.40       3.52 - 23.08

LMPVIT Adjustable Rate Income            2007   3,229  0.989 - 1.033     3,282         4.37         1.40 - 2.40      (1.10) - 0.00
   Subaccount                            2006   3,734  1.000 - 1.033     3,811         4.71         1.40 - 2.40        1.73 - 2.68
                                         2005   3,871  0.983 - 1.006     3,862         3.28         1.40 - 2.40      (0.10) - 0.90
                                         2004   3,037  0.984 - 0.997     3,010         2.24         1.40 - 2.40    (1.20) - (0.20)
                                         2003     192  0.996 - 0.999       191         0.85         1.40 - 2.40      (0.30) - 0.00

LMPVIT Diversified Strategic Income      2007   9,550  1.107 - 1.306    12,175         4.87         1.40 - 2.40      (0.44) - 0.62
   Subaccount                            2006  11,836  1.109 - 1.298    15,042         5.76         1.40 - 2.40        2.90 - 3.92
                                         2005  13,581  1.075 - 1.249    16,621         5.25         1.40 - 2.40        0.18 - 1.42
                                         2004  15,046  1.100 - 1.235    18,290         4.81         1.40 - 2.40        3.67 - 5.26
                                         2003  15,907  1.057 - 1.174    18,523         6.38         1.40 - 2.20       0.76 - 10.23

LMPVIT High Income Subaccount            2007  14,004  1.072 - 1.481    17,958         8.34         1.40 - 2.40    (2.02) - (1.11)
                                         2006  15,674  1.089 - 1.504    20,307         7.56         1.40 - 2.40        8.33 - 9.44
                                         2005  17,665  1.000 - 1.379    20,957         7.64         1.40 - 2.40      (0.91) - 2.06
                                         2004  19,445  1.121 - 1.369    22,743         8.71         1.40 - 2.40        7.44 - 9.51
                                         2003  18,911  1.033 - 1.262    20,255         9.13         1.40 - 2.25       0.27 - 25.81

LMPVIT Money Market Subaccount           2007  30,893  1.026 - 1.148    34,408         4.78         1.40 - 2.40        2.39 - 3.52
                                         2006  29,384  1.000 - 1.109    31,769         4.54         1.40 - 2.40        2.24 - 3.16
                                         2005  25,021  0.977 - 1.075    26,434         2.76         1.40 - 2.40        0.31 - 1.42
                                         2004  28,307  0.971 - 1.060    29,632         0.87         1.40 - 2.40    (1.51) - (0.56)
                                         2003  32,260  0.984 - 1.066    34,143         0.67         1.40 - 2.40    (1.40) - (0.10)

LMPVPIII Large Cap Value Subaccount (a)  2007      --  1.276 - 1.670        --         0.38         1.40 - 2.20        4.88 - 5.13
                                         2006  14,404  1.215 - 1.591    17,784         1.23         1.40 - 2.20      15.69 - 16.65
                                         2005  16,048  1.046 - 1.372    17,016         1.52         1.40 - 2.20        4.20 - 5.01
                                         2004  19,248  1.000 - 1.314    19,458         1.85         1.40 - 2.20        8.18 - 9.11
                                         2003  21,186  0.920 - 1.212    19,661         1.73         1.40 - 2.20      19.57 - 26.51

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  ------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               ------  -------------  ----------  -------------  ---------------- ----------------
Lord Abbett Growth and Income            2007      --  1.227 - 1.693        --           --         1.40 - 2.40       3.67 -  3.99
   Subaccount (Class VC) (a)             2006   5,963  1.182 - 1.628     9,179         1.34         1.40 - 2.40      14.49 - 15.63
                                         2005   5,440  1.027 - 1.408     7,265         1.13         1.40 - 2.40      (0.98) - 7.54
                                         2004   3,429  1.253 - 1.382     4,595         1.25         1.40 - 2.40       7.28 - 11.09
                                         2003   1,289  1.141 - 1.244     1,588         1.19         1.40 - 2.20       2.24 - 22.07

Lord Abbett Mid-Cap Value                2007      --  1.305 - 2.007        --           --         1.40 - 2.50       9.88 - 10.27
   Subaccount (Class VC) (a)             2006   6,904  1.185 - 1.820    11,884         0.49         1.40 - 2.50       9.48 - 10.71
                                         2005   7,589  1.076 - 1.644    11,900         0.51         1.40 - 2.50       4.53 - 13.03
                                         2004   5,149  1.398 - 1.541     7,715         0.45         1.40 - 2.40       0.86 - 22.30
                                         2003   1,811  1.155 - 1.260     2,264         1.07         1.40 - 2.25       0.26 - 23.99

MIST Batterymarch Mid-Cap Stock          2007   1,568  1.489 - 1.753     2,429         0.30         1.40 - 2.00       3.95 -  4.57
   Subaccount (Class A)                  2006   1,702  1.429 - 1.683     2,520           --         1.40 - 2.00    (5.06) - (4.68)

MIST BlackRock High Yield                2007   1,284  1.362 - 1.434     1,795        10.20         1.29 - 2.09        0.57 - 1.30
   Subaccount (Class A)                  2006   1,629  1.350 - 1.421     2,250           --         1.40 - 2.20        4.95 - 5.57

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)              2007   6,780  1.033 - 1.702     7,353           --         1.40 - 2.50      (0.70) - 0.00

MIST BlackRock Large-Cap Core            2007      --  1.035 - 1.706        --         0.69         1.40 - 2.50        4.53 - 4.93
   Subaccount (Class A) (a)              2006   7,745  0.988 - 1.628     7,983           --         1.40 - 2.50        5.31 - 6.07

MIST Dreman Small-Cap Value              2007     970  1.289 - 1.328     1,280           --         1.40 - 2.50   (11.59) - (2.35)
   Subaccount (Class A)                  2006     535  1.337 - 1.360       724         0.62         1.40 - 2.40       6.03 - 17.13

MIST Harris Oakmark International        2007   6,922  1.109 - 1.903     8,917         0.93         1.39 - 2.49   (11.52) - (2.23)
   Subaccount (Class A)                  2006   6,710  1.139 - 1.954     8,895           --         1.36 - 2.36       9.61 - 10.40

MIST Janus Forty Subaccount (Class A)    2007   8,920  0.859 - 2.101     8,138         0.17         1.40 - 2.20      10.73 - 28.49
                                         2006   9,058  0.671 - 1.640     6,601           --         1.40 - 2.20        2.09 - 2.69

MIST Lazard Mid-Cap
   Subaccount (Class B) (b)              2007     374  1.119 - 1.144       423           --         1.40 - 2.25   (14.80) - (9.15)

MIST Legg Mason Partners Managed Assets  2007     212  1.228 - 1.265       268         2.47         1.40 - 2.20      (0.32) - 4.89
   Subaccount (Class A)                  2006     203  1.194 - 1.206       244           --         1.40 - 1.80        5.57 - 5.79

MIST Lord Abbett Bond Debenture          2007   2,104  1.364 - 1.486     2,944         5.43         1.40 - 2.20        4.52 - 5.41
   Subaccount (Class A)                  2006   2,436  1.300 - 1.416     3,241           --         1.40 - 2.20        4.42 - 4.88

MIST Lord Abbett Growth and Income       2007  20,355  1.082 - 1.106    22,311         0.67         1.15 - 2.50      (2.16) - 2.50
   Subaccount (Class B)                  2006  16,165  1.069 - 1.079    17,383           --         1.15 - 2.50        6.79 - 7.79

MIST Lord Abbett Mid-Cap Value           2007  10,309  1.045 - 1.065    10,913         0.07         1.40 - 2.50   (10.68) - (0.75)
   Subaccount (Class B)                  2006     578  1.068 - 1.073       619           --         1.40 - 2.20       3.89 - 14.42

MIST Met/AIM Capital Appreciation        2007   1,472  1.055 - 1.583     1,822         0.09         1.40 - 2.25       9.44 - 10.29
   Subaccount (Class A)                  2006   1,460  0.960 - 1.440     1,655         0.17         1.40 - 2.25    (1.65) - (1.01)

MIST Met/AIM Small Cap Growth            2007     359  1.393 - 1.430       511           --         1.40 - 2.40        8.74 - 9.83
   Subaccount (Class A)                  2006     127  1.281 - 1.302       165           --         1.40 - 2.40     (1.31) - 14.16

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)              2007     686  2.125 - 3.585     1,507           --         1.40 - 2.20      10.46 - 25.40

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  ----------  -------------  ---------------- ----------------
MIST MFS Research International
   Subaccount (Class B) (b)               2007   4,232  1.554 - 2.235     7,041           --         1.40 - 2.20      (0.85) - 4.59

MIST MFS Value Subaccount (Class A)       2007   4,985  1.305 - 1.496     7,375           --         1.40 - 2.40        5.03 - 6.10
                                          2006   4,445  1.236 - 1.410     6,215         1.57         1.40 - 2.40       0.58 - 10.68

MIST Neuberger Berman Real Estate         2007   4,818  1.008 - 1.026     4,927         1.26         1.40 - 2.50   (16.90) - (2.70)
   Subaccount (Class A)                   2006   7,149  1.213 - 1.222     8,723           --         1.40 - 2.50       3.93 - 21.83

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)               2007   5,457  1.061 - 1.223     6,545           --         1.40 - 2.50        5.66 - 6.44

MIST Pioneer Fund Subaccount (Class A)    2007     545  1.314 - 1.650       864         0.78         1.40 - 2.35        2.50 - 3.58
                                          2006     418  1.282 - 1.593       636           --         1.40 - 2.35        7.00 - 7.64

MIST Pioneer Mid-Cap Value                2007      --  1.284 - 1.304        --         0.51         1.40 - 2.20       7.99 - 10.51
   Subaccount (Class A) (a)               2006     184  1.166 - 1.180       216         0.26         1.40 - 2.15       4.86 - 14.59

MIST Pioneer Strategic Income             2007   5,144  1.101 - 1.547     7,471         0.66         1.40 - 2.40        4.08 - 5.17
   Subaccount (Class A)                   2006   4,573  1.052 - 1.471     6,356         5.11         1.40 - 2.40        1.64 - 3.66

MIST Third Avenue Small Cap Value         2007  14,577  0.969 - 0.985    14,308         0.47         1.40 - 2.40   (10.20) - (4.37)
   Subaccount (Class B)                   2006   6,235  1.023 - 1.030     6,411           --         1.40 - 2.40        1.99 - 5.99

MSF BlackRock Aggressive Growth           2007  13,328  0.686 - 1.813    10,040           --         1.40 - 2.40      17.57 - 18.82
   Subaccount (Class D)                   2006  15,366  0.580 - 1.533     9,659           --         1.40 - 2.40    (2.92) - (0.09)

MSF BlackRock Bond Income                 2007   3,672  1.146 - 1.346     4,852         3.27         1.40 - 2.00        4.18 - 4.83
   Subaccount (Class A)                   2006   4,196  1.100 - 1.284     5,303           --         1.40 - 2.00        3.68 - 3.97

MSF BlackRock Bond Income                 2007  13,734  1.072 - 1.315    17,299         3.15         1.40 - 2.50        3.55 - 4.70
   Subaccount (Class E)                   2006  15,501  1.042 - 1.256    18,640           --         1.40 - 2.40        3.27 - 3.89

MSF BlackRock Money Market                2007  36,314  1.043 - 1.245    44,661         4.93         1.40 - 2.00        2.96 - 3.66
   Subaccount (Class A)                   2006  17,555  1.013 - 1.201    20,882         3.29         1.40 - 2.00        2.01 - 2.30

MSF Capital Guardian U.S. Equity          2007   6,847  0.723 - 1.346     5,108         0.35         1.40 - 2.25    (6.65) - (1.46)
   Subaccount (Class A)                   2006   4,806  0.737 - 1.371     3,647           --         1.40 - 2.25        2.32 - 2.86

MSF FI Large Cap Subaccount (Class A)     2007  23,441  0.849 - 1.407    20,786         0.17         1.40 - 2.40        1.48 - 2.58
                                          2006  27,324  0.832 - 1.378    23,627           --         1.40 - 2.40        0.79 - 1.46

MSF FI Value Leaders                      2007  15,102  1.132 - 1.504    21,291         0.84         1.40 - 2.40        1.66 - 2.68
   Subaccount (Class D)                   2006  17,467  1.108 - 1.471    24,027           --         1.40 - 2.40        2.00 - 2.68

MSF MetLife Aggressive Allocation         2007   1,143  1.061 - 1.081     1,232         0.06         1.40 - 2.50      (7.41) - 1.79
   Subaccount (Class B)                   2006   1,025  1.054 - 1.062     1,088           --         1.40 - 2.50        5.19 - 5.99

MSF MetLife Conservative Allocation       2007   1,906  1.077 - 1.087     2,066           --         1.40 - 1.95        3.35 - 4.12
   Subaccount (Class B)                   2006   1,185  1.040 - 1.044     1,235           --         1.40 - 1.95        3.90 - 4.30

MSF MetLife Conservative to Moderate      2007   3,961  1.071 - 1.086     4,281           --         1.40 - 2.20      (0.37) - 3.33
   Allocation Subaccount (Class B)        2006   1,496  1.045 - 1.051     1,569           --         1.40 - 2.15        4.29 - 4.89

MSF MetLife Moderate Allocation           2007   6,915  1.073 - 1.086     7,467         0.01         1.40 - 2.15        2.09 - 2.84
   Subaccount (Class B)                   2006   4,206  1.051 - 1.056     4,432           --         1.40 - 2.15        4.15 - 5.39

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
MSF MetLife Moderate to Aggressive        2007   6,637  1.069 - 1.086     7,164        0.03          1.40 - 2.35      (0.56) - 2.36
   Allocation Subaccount (Class B)        2006   3,708  1.054 - 1.061     3,924          --          1.40 - 2.35        5.19 - 5.89

MSF MFS Total Return                      2007  49,655  1.137 - 1.547    74,381        1.99          1.40 - 2.50        1.58 - 2.72
   Subaccount (Class F)                   2006  56,041  1.113 - 1.506    81,925          --          1.40 - 2.50        6.18 - 7.04

MSF Morgan Stanley EAFE Index             2007   1,121  1.184 - 1.188     1,329        0.63          1.40 - 1.60        9.02 - 9.29
   Subaccount (Class A)                   2006      73  1.086 - 1.087        80          --          1.40 - 1.60      15.90 - 18.41

MSF Oppenheimer Global Equity             2007   6,590  1.085 - 1.103     7,242        0.88          1.40 - 2.40        3.73 - 4.85
   Subaccount (Class B)                   2006   6,643  1.045 - 1.052     6,979          --          1.34 - 2.34        4.92 - 5.62

MSF Russell 2000 Index
   Subaccount (Class A) (b)               2007   2,854  1.530 - 1.561     4,409          --          1.40 - 1.60    (7.89) - (7.80)

MSF T. Rowe Price Large Cap Growth        2007  17,433  1.136 - 1.152    20,033        0.20          1.40 - 2.20      (0.18) - 7.66
   Subaccount (Class B)                   2006  20,169  1.064 - 1.070    21,564          --          1.40 - 2.20        6.61 - 7.21

MSF Western Asset Management High         2007      --  1.201 - 1.209        --       10.95          1.40 - 1.60        3.80 - 3.96
   Yield Bond Subaccount (Class A) (a)    2006     155  1.157 - 1.163       180          --          1.40 - 1.60        6.24 - 6.31

MSF Western Asset Management              2007     312  1.091 - 1.115       345        3.07          1.25 - 1.85        1.10 - 3.05
   U.S. Government Subaccount (Class A)   2006      52  1.077 - 1.082        56          --          1.25 - 1.45        3.56 - 3.64

PIMCO VIT Real Return                     2007      --  0.999 - 1.148        --        1.55          1.40 - 2.50        1.72 - 2.06
   Subaccount (Administrative Class) (a)  2006   6,380  0.981 - 1.125     7,080        4.24          1.40 - 2.50    (1.79) - (0.71)
                                          2005   6,401  0.993 - 1.133     7,180        2.82          1.40 - 2.50      (0.70) - 0.71
                                          2004   5,123  1.110 - 1.125     5,741        1.05          1.40 - 2.40      (0.18) - 7.35
                                          2003   1,642  1.042 - 1.048     1,718        0.48          1.40 - 2.25      (0.19) - 4.81

PIMCO VIT Total Return                    2007  38,392  1.088 - 1.346    49,274        4.80          1.40 - 2.50        6.06 - 7.25
   Subaccount (Administrative Class)      2006  41,512  1.020 - 1.255    49,901        4.42          1.40 - 2.50        0.48 - 2.37
                                          2005  43,917  1.001 - 1.226    51,745        3.41          1.40 - 2.40        0.00 - 1.36
                                          2004  44,262  1.048 - 1.213    52,072        1.88          1.40 - 2.40        0.77 - 3.41
                                          2003  46,045  1.024 - 1.173    53,044        2.86          1.40 - 2.25        0.10 - 3.62

Putnam VT Discovery Growth                2007     599  0.948 - 1.634       578          --          1.40 - 2.20        7.95 - 8.83
   Subaccount (Class IB)                  2006     436  0.875 - 1.508       391          --          1.40 - 2.20        8.64 - 9.55
                                          2005     408  0.802 - 1.383       335          --          1.40 - 2.20        4.92 - 5.69
                                          2004     427  0.761 - 1.313       332          --          1.40 - 2.20        5.25 - 6.18
                                          2003     481  0.721 - 1.242       355          --          1.40 - 2.20       3.60 - 41.46

Putnam VT International Equity            2007      --  1.490 - 2.143        --        2.86          1.40 - 2.20        8.06 - 8.38
   Subaccount (Class IB) (a)              2006   4,354  1.377 - 1.981     6,335        0.58          1.40 - 2.20      12.33 - 25.94
                                          2005   3,917  1.098 - 1.579     4,547        1.48          1.40 - 2.20       9.78 - 10.58
                                          2004   4,207  0.996 - 1.433     4,403        1.61          1.40 - 2.20      13.68 - 14.63
                                          2003   5,465  0.873 - 1.255     4,950        0.79          1.40 - 2.20       4.41 - 36.91

Putnam VT Small Cap Value                 2007      --  1.297 - 2.300        --        0.54          1.40 - 2.40        6.48 - 6.86
   Subaccount (Class IB) (a)              2006   6,232  1.216 - 2.156    12,221        0.32          1.40 - 2.40      14.53 - 15.64
                                          2005   7,054  1.056 - 1.871    11,997        0.18          1.40 - 2.40       0.68 - 13.21
                                          2004   6,803  1.521 - 1.780    11,022        0.35          1.40 - 2.40      11.65 - 24.40
                                          2003   6,680  1.235 - 1.436     8,691        0.32          1.40 - 2.25       0.00 - 56.94

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
Van Kampen LIT Comstock                   2007   2,695  1.194 - 1.614     3,427        1.63          1.40 - 2.20    (4.47) - (3.69)
   Subaccount (Class II)                  2006   3,156  1.245 - 1.683     4,164        1.38          1.40 - 2.20      13.58 - 14.38
                                          2005   3,716  1.092 - 1.476     4,344        0.96          1.40 - 2.20        1.82 - 2.68
                                          2004   3,828  1.068 - 1.444     4,340        0.78          1.40 - 2.20      14.84 - 15.81
                                          2003   4,051  0.926 - 1.252     3,934        0.62          1.40 - 2.20      25.58 - 31.61

Van Kampen LIT Enterprise                 2007     351  0.967 - 0.994       345        0.16          1.40 - 1.80      10.39 - 10.94
   Subaccount (Class II)                  2006     360  0.876 - 1.329       319        0.22          1.40 - 2.20        4.40 - 5.29
                                          2005     521  0.835 - 1.288       467        0.51          1.40 - 2.20        5.56 - 6.38
                                          2004     616  0.788 - 1.216       518        0.14          1.40 - 2.20        1.52 - 2.30
                                          2003     665  0.773 - 1.193       548        0.22          1.40 - 2.20       9.05 - 23.93

Van Kampen LIT Strategic Growth           2007  15,200  0.889 - 1.552    13,848        0.05          1.40 - 2.40      14.20 - 15.37
   Subaccount (Class I)                   2006  17,726  0.774 - 1.351    14,168          --          1.40 - 2.40        0.41 - 1.40
                                          2005  20,659  0.766 - 1.338    16,241        0.27          1.40 - 2.40       5.41 - 13.65
                                          2004  24,100  0.722 - 1.262    17,717          --          1.40 - 2.40       1.56 - 10.17
                                          2003  29,344  0.687 - 1.200    20,412          --          1.40 - 2.40       2.58 - 27.12

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    AIM V.I. CORE EQUITY  AMERICAN FUNDS GLOBAL GROWTH    AMERICAN FUNDS GROWTH
                                         SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                         (SERIES I)                 (CLASS 2)                   (CLASS 2)
                                   ---------------------  ----------------------------  ------------------------
                                     2007 (a)    2006            2007        2006           2007         2006
                                   ----------  ---------      ----------  ----------    -----------  -----------
Accumulation and annuity units
   beginning of year                2,094,655         --      50,190,254  49,414,866    103,614,238  106,505,439
Accumulation units issued and
   transferred from other funding
   options                              7,196  2,335,777       3,764,208   5,126,890      3,637,115    7,438,851
Accumulation units redeemed and
   transferred to other funding
   options                         (2,101,851)  (241,122)     (5,442,642) (4,351,502)   (12,946,369) (10,330,052)
Annuity units                              --         --              --          --             --           --
                                   ----------  ---------      ----------  ----------    -----------  -----------
Accumulation and annuity units
   end of year                             --  2,094,655      48,511,820  50,190,254     94,304,984  103,614,238
                                   ==========  =========      ==========  ==========    ===========  ===========

                                        DREYFUS VIF
                                    DEVELOPING LEADERS   DWS VIT SMALL CAP INDEX  FIDELITY VIP CONTRAFUND
                                        SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                     (INITIAL SHARES)           (CLASS A)            (SERVICE CLASS 2)
                                   --------------------  -----------------------  -----------------------
                                      2007       2006      2007 (a)      2006         2007        2006
                                   ---------  ---------   ----------  ----------   ----------  ----------
Accumulation and annuity units
   beginning of year               3,603,600  4,312,595    3,793,537   4,824,507    6,101,415   6,806,143
Accumulation units issued and
   transferred from other funding
   options                            42,056     68,011       39,470     143,588      527,304     406,374
Accumulation units redeemed and
   transferred to other funding
   options                          (717,394)  (777,006)  (3,833,007) (1,174,558)  (1,660,776) (1,111,102)
Annuity units                             --         --           --          --           --          --
                                   ---------  ---------   ----------  ----------   ----------  ----------
Accumulation and annuity units
   end of year                     2,928,262  3,603,600           --   3,793,537    4,967,943   6,101,415
                                   =========  =========   ==========  ==========   ==========  ==========

                                   AMERICAN FUNDS GROWTH-INCOME  CREDIT SUISSE TRUST EMERGING  DREYFUS VIF APPRECIATION
                                            SUBACCOUNT                      MARKETS                   SUBACCOUNT
                                             (CLASS 2)                    SUBACCOUNT               (INITIAL SHARES)
                                   ----------------------------  ----------------------------  ------------------------
                                         2007        2006             2007 (a)    2006              2007       2006
                                      ----------  ----------          --------  --------         ---------  ---------
Accumulation and annuity units
   beginning of year                  94,505,141  97,605,047           837,619   847,806         1,395,412  1,661,622
Accumulation units issued and
   transferred from other funding
   options                             3,192,881   6,175,162             6,263   175,594             9,592     35,383
Accumulation units redeemed and
   transferred to other funding
   options                            (9,900,828) (9,275,068)         (843,882) (185,781)         (290,308)  (301,593)
Annuity units                                 --          --                --        --                --         --
                                      ----------  ----------          --------  --------         ---------  ---------
Accumulation and annuity units
   end of year                        87,797,194  94,505,141                --   837,619         1,114,696  1,395,412
                                      ==========  ==========          ========  ========         =========  =========

                                                                  FIDELITY
                                                             VIP DYNAMIC CAPITAL        FIDELITY
                                    FIDELITY VIP CONTRAFUND     APPRECIATION           VIP MID CAP
                                          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                        (SERVICE CLASS)       (SERVICE CLASS 2)      (SERVICE CLASS 2)
                                    -----------------------  -------------------  -----------------------
                                        2007        2006         2007      2006       2007        2006
                                     ----------  ----------    --------  -------  -----------  ----------
Accumulation and annuity units
   beginning of year                 19,732,513  19,531,218     233,484   58,116    9,659,437   9,577,957
Accumulation units issued and
   transferred from other funding
   options                            2,156,430   3,122,995      26,660    1,018      738,311   2,168,944
Accumulation units redeemed and
   transferred to other funding
   options                           (2,841,911) (2,921,700)   (132,129) (25,650)  (1,982,038) (2,087,464)
Annuity units                                --          --          --       --           --          --
                                     ----------  ----------    --------  -------  ----------   ----------
Accumulation and annuity units
   end of year                       19,047,032  19,732,513     128,015   33,484    8,415,710   9,659,437
                                     ==========  ==========    ========  =======  ===========  ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   FTVIPT FRANKLIN INCOME  FTVIPT FRANKLIN SMALL-MID CAP  FTVIPT TEMPLETON DEVELOPING
                                         SECURITIES              GROWTH SECURITIES             MARKETS SECURITIES
                                         SUBACCOUNT                 SUBACCOUNT                     SUBACCOUNT
                                          (CLASS 2)                  (CLASS 2)                     (CLASS 2)
                                   ----------------------  -----------------------------  ---------------------------
                                       2007       2006         2007            2006           2007           2006
                                    ---------  ---------    ----------      ----------     ----------     ----------
Accumulation and annuity units
   beginning of year                4,236,758  1,900,195     9,087,711      10,844,985      4,307,996      3,303,010
Accumulation units issued and
   transferred from other funding
   options                          2,655,365  3,016,682       313,379         175,693      2,329,884      2,269,090
Accumulation units redeemed and
   transferred to other funding
   options                           (622,618)  (680,119)   (1,269,299)     (1,932,967)    (2,480,458)    (1,264,104)
Annuity units                              --         --            --              --             --             --
                                    ---------  ---------    ----------      ----------     ----------     ----------
Accumulation and annuity units
   end of year                      6,269,505  4,236,758     8,131,791       9,087,711      4,157,422      4,307,996
                                    =========  =========    ==========      ==========     ==========     ==========

                                   JANUS ASPEN MID CAP GROWTH  JANUS ASPEN WORLDWIDE GROWTH  LMPIS PREMIER SELECTIONS
                                           SUBACCOUNT                   SUBACCOUNT                ALL CAP GROWTH
                                        (SERVICE SHARES)             (SERVICE SHARES)               SUBACCOUNT
                                   --------------------------  ----------------------------  ------------------------
                                       2007           2006          2007           2006        2007 (a)       2006
                                    ----------     ----------    ----------     ---------     ----------    ---------
Accumulation and annuity units
   beginning of year                10,334,662     12,036,964     4,002,013     4,616,624      1,461,635    1,615,227
Accumulation units issued and
   transferred  from other funding
   options                             579,318        668,034       437,800        46,272         18,755       53,811
Accumulation units redeemed and
   transferred to other funding
   options                          (1,147,835)    (2,370,336)   (1,032,518)     (660,883)    (1,480,390)    (207,403)
Annuity units                               --             --            --            --             --           --
                                    ----------     ----------    ----------     ---------     ----------    ---------
Accumulation and  annuity units
   end of year                       9,766,145     10,334,662     3,407,295     4,002,013             --    1,461,635
                                    ==========     ==========    ==========     =========     ==========    =========

                                   FTVIPT TEMPLETON FOREIGN
                                          SECURITIES         JANUS ASPEN GLOBAL LIFE SCIENCES  JANUS ASPEN GLOBAL TECHNOLOGY
                                          SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT
                                           (CLASS 2)                 (SERVICE SHARES)                 (SERVICE SHARES)
                                   ------------------------  --------------------------------  -----------------------------
                                       2007         2006           2007             2006            2007            2006
                                    ----------   ----------     ---------        ---------       ---------       ---------
Accumulation and annuity units
   beginning of year                21,163,311   19,191,641     1,367,798        1,622,218       2,279,926       2,656,206
Accumulation units issued and
   transferred from other funding
   options                           1,535,947    4,374,577        45,547           31,155          77,985          44,443
Accumulation units redeemed and
   transferred to other funding
   options                          (3,031,176)  (2,402,907)     (107,371)        (285,575)       (486,199)       (420,723)
Annuity units                               --           --            --               --              --              --
                                    ----------   ----------     ---------        ---------       ---------       ---------
Accumulation and annuity units
   end of year                      19,668,082   21,163,311     1,305,974        1,367,798       1,871,712       2,279,926
                                    ==========   ==========     =========        =========       =========       =========

                                     LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION   LMPVET APPRECIATION
                                            SUBACCOUNT                SUBACCOUNT            SUBACCOUNT
                                             (CLASS I)                 (CLASS I)            (CLASS II)
                                     ------------------------  ----------------------  -------------------
                                         2007        2006         2007        2006      2007 (b)     2006
                                     ----------   ----------   ----------  ----------   ---------   ------
Accumulation and annuity units
   beginning of year                 48,369,150   54,850,372   22,504,904  24,354,907          --     --
Accumulation units issued and
   transferred from other funding
   options                            2,545,694    1,991,251      626,158     699,436   2,122,513     --
Accumulation units redeemed and
   transferred to other funding
   options                           (9,239,595)  (8,472,473)  (2,267,035) (2,549,439)    (43,704)    --
Annuity units                            (3,644)          --           --          --          --     --
                                     ----------   ----------   ----------  ----------   ---------    ---
Accumulation and annuity units
   end of year                       41,671,605   48,369,150   20,864,027  22,504,904   2,078,809     --
                                     ==========   ==========   ==========  ==========   =========    ===

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                                              LMPVET DIVIDEND       LMPVET EQUITY INDEX
                                       LMPVET CAPITAL            STRATEGY               SUBACCOUNT
                                         SUBACCOUNT             SUBACCOUNT               (CLASS I)
                                   ----------------------  --------------------  --------------------------
                                      2007        2006        2007       2006        2007          2006
                                   ----------  ----------  ---------  ---------  ------------  ------------
Accumulation and annuity units
   beginning of year               23,023,332  26,340,134  1,266,847  1,621,186   696,948,337   802,906,459
Accumulation units issued and
   transferred from other funding
   options                            119,691   1,044,457    207,685    141,063     7,366,986     5,743,860
Accumulation units redeemed and
   transferred to other funding
   options                         (3,312,903) (4,361,259)   (92,971)  (495,402) (193,405,761) (111,701,982)
Annuity units                              --          --         --         --            --            --
                                   ----------  ----------  ---------  ---------  ------------  ------------
Accumulation and annuity units
   end of year                     19,830,120  23,023,332  1,381,561  1,266,847   510,909,562   696,948,337
                                   ==========  ==========  =========  =========  ============  ============


                                          LMPVET                LMPVET              LMPVET LARGE CAP
                                    INTERNATIONAL ALL         INVESTORS                  GROWTH
                                     CAP OPPORTUNITY          SUBACCOUNT               SUBACCOUNT
                                        SUBACCOUNT            (CLASS I)                (CLASS I)
                                   --------------------  ----------------------  ----------------------
                                      2007       2006       2007        2006        2007        2006
                                   ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and annuity units
   beginning of year               6,613,123  7,391,529   8,986,940  11,201,914  34,705,192  39,491,739
Accumulation units issued and
   transferred from other funding
   options                           193,472    197,335  11,927,556     144,062   1,509,604     860,049
Accumulation units redeemed and
   transferred to other funding
   options                          (922,284)  (975,741) (2,265,147) (2,359,036) (6,160,545) (5,646,596)
Annuity units                             --         --          --          --          --          --
                                   ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and annuity units
   end of year                     5,884,311  6,613,123  18,649,349   8,986,940  30,054,251  34,705,192
                                   =========  =========  ==========  ==========  ==========  ==========

                                                                    LMPVET
                                       LMPVET EQUITY INDEX     FUNDAMENTAL VALUE            LMPVET
                                           SUBACCOUNT              SUBACCOUNT           GLOBAL EQUITY
                                           (CLASS II)              (CLASS I)              SUBACCOUNT
                                     ----------------------  ----------------------  --------------------
                                        2007        2006        2007        2006        2007       2006
                                     ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and annuity units
   beginning of year                 24,118,702  26,715,181  28,839,509  33,539,136  6,105,697  6,569,949
Accumulation units issued and
   transferred from other funding
   options                              492,579     765,926  16,109,299     582,762    182,991    519,632
Accumulation units redeemed and
   transferred to other funding
   options                           (3,197,501) (3,362,405) (6,023,869) (5,282,389)  (521,161)  (983,884)
Annuity units                                --          --          --          --         --         --
                                     ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and  annuity units
   end of year                       21,413,780  24,118,702  38,924,939  28,839,509  5,767,527  6,105,697
                                     ==========  ==========  ==========  ==========  =========  =========

                                                                   LMPVET
                                          LMPVET             MULTIPLE DISCIPLINE           LMPVET
                                       MID CAP CORE           LARGE CAP GROWTH        SMALL CAP GROWTH
                                        SUBACCOUNT                AND VALUE              SUBACCOUNT
                                         (CLASS I)               SUBACCOUNT              (CLASS I)
                                   ----------------------  ----------------------  ---------------------
                                      2007        2006       2007 (c)      2006       2007       2006
                                   ----------  ----------  ----------   ---------  ---------  ----------
Accumulation and annuity units
   beginning of year               11,609,290  13,956,724   2,799,079   2,947,979  4,870,535   5,484,572
Accumulation units issued and
   transferred from other funding
   options                             34,946      91,797     138,128     200,751  1,772,652     537,370
Accumulation units redeemed and
   transferred to other funding
   options                         (2,088,217) (2,439,231) (2,937,207)   (349,651)  (935,305) (1,151,407)
Annuity units                              --          --          --          --         --          --
                                   ----------  ----------  ----------   ---------  ---------  ----------
Accumulation and annuity units
   end of year                      9,556,019  11,609,290          --   2,799,079  5,707,882   4,870,535
                                   ==========  ==========  ==========   =========  =========   =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                 LMPVPI ALL CAP      LMPVPII GROWTH AND INCOME
                                   LMPVET SOCIAL AWARENESS         SUBACCOUNT                SUBACCOUNT
                                          SUBACCOUNT                (CLASS I)                (CLASS I)
                                   -----------------------  -----------------------  -------------------------
                                       2007        2006       2007 (a)      2006       2007 (a)        2006
                                   -----------   ---------  -----------  ----------    --------      -------
Accumulation and annuity units
   beginning of year                     --          --      16,546,378  18,893,674     565,128      627,998
Accumulation units issued and
   transferred from other funding
   options                            4,063          --         112,660     369,999       1,843       15,613
Accumulation units redeemed and
   transferred to other funding
   options                           (4,063)         --     (16,659,038) (2,717,295)   (566,971)     (78,483)
Annuity units                            --          --              --          --          --           --
                                     ------         ---     -----------  ----------    --------      -------
Accumulation and annuity units
   end of year                           --          --              --  16,546,378          --      565,128
                                     ======         ===     ===========  ==========    ========      =======

                                   LMPVET CAPITAL AND INCOME                                 LMPVIT DIVERSIFIED STRATEGIC
                                          SUBACCOUNT          LMPVIT ADJUSTABLE RATE INCOME             INCOME
                                          (CLASS II)                    SUBACCOUNT                    SUBACCOUNT
                                   -------------------------  -----------------------------  ----------------------------
                                       2007         2006           2007           2006            2007           2006
                                   ----------    -----------  -------------    ------------  --------------   -----------
Accumulation and annuity units
   beginning of year               21,522,665    22,404,754     3,733,821       3,870,652      11,835,535     13,581,327
Accumulation units issued and
   transferred from other
   funding options                    458,416     1,569,541       243,055         684,349          59,388         60,889
Accumulation units redeemed and
   transferred to other funding
   options                         (2,478,322)   (2,451,630)     (747,548)       (821,180)     (2,344,836)    (1,806,681)
Annuity units                              --            --            --              --              --             --
                                   ----------    ----------     ---------       ---------      ----------     ----------
Accumulation and annuity units
   end of year                     19,502,759    21,522,665     3,229,328       3,733,821       9,550,087     11,835,535
                                   ==========    ==========     =========       =========      ==========     ==========

                                   LMPVPV SMALL CAP GROWTH  LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH
                                        OPPORTUNITIES             SUBACCOUNT                 SUBACCOUNT
                                         SUBACCOUNT                (CLASS I)                 (CLASS I)
                                   -----------------------  -----------------------  -------------------------
                                      2007 (a)      2006      2007 (a)      2006       2007 (a)        2006
                                    ----------   ---------    --------    --------     --------     ---------
Accumulation and annuity units
   beginning of year                 1,987,530   2,421,526     514,870     793,372      654,082     1,043,857
Accumulation units issued and
   transferred from other funding
   options                               7,532     261,902       4,816      89,664        7,838        47,032
Accumulation units redeemed and
   transferred to other funding
   options                          (1,995,062)   (695,898)   (519,686)   (368,166)    (661,920)     (436,807)
Annuity units                               --          --          --          --           --            --
                                    ----------   ---------    --------    --------     --------      --------
Accumulation and annuity units
   end of year                              --   1,987,530          --     514,870           --       654,082
                                    ==========   =========    ========    ========     ========      ========

                                     LMPVIT HIGH INCOME       LMPVIT MONEY MARKET    LMPVPIII LARGE CAP VALUE
                                         SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                      2007        2006         2007        2006        2007 (a)      2006
                                   ----------  ----------  -----------  -----------  -----------  ----------
Accumulation and annuity units
   beginning of year               15,674,140  17,664,790   29,384,014   25,021,233   14,404,111  16,048,036
Accumulation units issued and
   transferred from other
   funding options                    427,184     593,320   22,245,868   15,530,746       20,336     243,693
Accumulation units redeemed and
   transferred to other funding
   options                         (2,097,335) (2,583,970) (20,737,261) (11,167,965) (14,424,447) (1,887,618)
Annuity units                              --          --           --           --           --          --
                                   ----------  ----------  -----------  -----------  -----------  ----------
Accumulation and annuity units
   end of year                     14,003,989  15,674,140   30,892,621   29,384,014           --  14,404,111
                                   ==========  ==========   ==========  ===========  ===========  ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                                        MIST
                                   LORD ABBETT GROWTH AND INCOME  LORD ABBETT MID-CAP VALUE  BATTERYMARCH MID-CAP STOCK
                                            SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                            (CLASS VC)                    (CLASS VC)                  (CLASS A)
                                   -----------------------------  -------------------------  --------------------------
                                       2007 (a)         2006        2007 (a)        2006         2007          2006
                                     ----------      ---------     ----------   ----------    ---------     ---------
Accumulation and annuity units
   beginning of year                  5,962,703      5,440,430      6,903,549    7,588,906    1,701,921            --
Accumulation units issued and
   transferred from other
   funding options                       89,368      1,029,178         68,963      515,269      175,641     2,113,080
Accumulation units redeemed and
   transferred to other funding
   options                           (6,052,071)      (506,905)    (6,972,512)  (1,200,626)    (309,766)     (411,159)
Annuity units                                --             --             --           --           --            --
                                     ----------      ---------     ----------   ----------    ---------     ---------
Accumulation and annuity units
   end of year                               --      5,962,703             --    6,903,549    1,567,796     1,701,921
                                     ==========      =========     ==========   ==========    =========     =========

                                           MIST             MIST HARRIS OAKMARK
                                   DREMAN SMALL-CAP VALUE       INTERNATIONAL           MIST JANUS FORTY
                                         SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                         (CLASS A)                (CLASS A)                 (CLASS A)
                                   ----------------------  -----------------------  ------------------------
                                      2007        2006         2007        2006         2007         2006
                                    --------    --------   ----------   ---------   ----------   ----------
Accumulation and annuity units
   beginning of year                 534,685          --    6,710,411          --    9,058,497           --
Accumulation units issued and
   transferred from other
   funding options                   724,023     737,777    1,961,134   7,602,498    1,866,635   11,246,145
Accumulation units redeemed and
   transferred to other funding
   options                          (288,555)   (203,092)  (1,749,277)   (892,087)  (2,004,855)  (2,187,648)
Annuity units                             --          --           --          --           --           --
                                    --------    --------   ----------   ---------   ----------   ----------
Accumulation and annuity units
   end of year                       970,153     534,685    6,922,268   6,710,411    8,920,277    9,058,497
                                    ========    ========   ==========   =========   ==========   ==========

                                                                        MIST                      MIST
                                   MIST BLACKROCK HIGH YIELD  BLACKROCK LARGE-CAP CORE  BLACKROCK LARGE-CAP CORE
                                           SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                           (CLASS A)                  (CLASS E)                 (CLASS A)
                                   -------------------------  ------------------------  ------------------------
                                       2007          2006        2007 (b)       2006      2007 (a)       2006
                                    ---------     ---------     ---------       ----    ----------    ----------
Accumulation and annuity units
   beginning of year                1,628,582            --            --         --     7,744,544           --
Accumulation units issued and
   transferred from other
   funding options                    311,003     1,836,626     7,472,768         --        57,404    8,512,799
Accumulation units redeemed and
   transferred to other funding
   options                           (655,887)     (208,044)     (692,807)        --    (7,801,948)    (768,255)
Annuity units                              --            --            --         --            --           --
                                    ---------     ---------     ---------        ---    ----------    ---------
Accumulation and annuity units
   end of year                      1,283,698     1,628,582     6,779,961         --            --    7,744,544
                                    =========     =========     =========        ===    ==========    =========

                                                        MIST LEGG MASON PARTNERS             MIST
                                   MIST LAZARD MID-CAP       MANAGED ASSETS       LORD ABBETT BOND DEBENTURE
                                       SUBACCOUNT              SUBACCOUNT                 SUBACCOUNT
                                        (CLASS B)              (CLASS A)                  (CLASS A)
                                   -------------------  ------------------------  --------------------------
                                     2007 (b)    2006       2007         2006         2007          2006
                                    ---------    ----     -------      -------     ---------     ---------
Accumulation and annuity units
   beginning of year                      --      --      203,096           --     2,435,784            --
Accumulation units issued and
   transferred from other
   funding options                   399,858      --       35,027      209,763       242,763     2,800,720
Accumulation units redeemed and
   transferred to other funding
   options                           (26,148)     --      (25,639)      (6,667)     (574,372)     (364,936)
Annuity units                             --      --           --           --            --            --
                                     -------     ---      -------      -------     ---------     ---------
Accumulation and annuity units
   end of year                       373,710      --      212,484      203,096     2,104,175     2,435,784
                                     =======     ===      =======      =======     =========     =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST LORD ABBETT       MIST LORD ABBETT   MIST MET/AIM CAPITAL
                              GROWTH AND INCOME        MID-CAP VALUE         APPRECIATION
                                  SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                   (CLASS B)             (CLASS B)             (CLASS A)
                            ----------------------  -------------------  --------------------
                               2007        2006        2007       2006      2007       2006
                            ----------  ----------  ----------  -------  ---------  ---------
Accumulation and
   annuity units
   beginning of year        16,165,188          --     577,962       --  1,459,777         --
Accumulation units
   issued and transferred
   from other funding
   options                   8,914,538  17,984,101  11,416,136  672,783    148,365  2,016,323
Accumulation units
   redeemed and
   transferred to other
   funding options          (4,725,049) (1,818,913) (1,685,482) (94,821)  (135,965)  (556,546)
Annuity units                       --          --          --       --         --         --
                            ----------  ----------  ----------  -------  ---------  ---------
Accumulation and
   annuity units
   end of year              20,354,677  16,165,188  10,308,616  577,962  1,472,177  1,459,777
                            ==========  ==========  ==========  =======  =========  =========

                                                       MIST NEUBERGER     MIST PIMCO INFLATION
                                MIST MFS VALUE      BERMAN REAL ESTATE       PROTECTED BOND
                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                   (CLASS A)             (CLASS A)              (CLASS A)
                             --------------------  ---------------------  --------------------
                                2007       2006       2007        2006     2007 (b)    2006
                             ---------  ---------  ----------  ---------  ---------    ----
Accumulation and
   annuity units
   beginning of year         4,445,270         --   7,149,179         --         --     --
Accumulation units
   issued and transferred
   from other funding
   options                   1,417,962  4,831,452   1,198,229  7,913,721  6,217,076     --
Accumulation units
   redeemed and
   transferred to other
   funding options            (878,599)  (386,182) (3,529,705)  (764,542)  (759,814)    --
Annuity units                       --         --          --         --         --     --
                             ---------  ---------  ----------  ---------  ---------    ---
Accumulation and
   annuity units
   end of year               4,984,633  4,445,270   4,817,703  7,149,179  5,457,262     --
                             =========  =========  ==========  =========  =========    ===

                              MIST MET/AIM     MIST MFS EMERGING  MIST MFS RESEARCH
                            SMALL CAP GROWTH     MARKETS EQUITY     INTERNATIONAL
                               SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                (CLASS A)           (CLASS A)         (CLASS B)
                            ----------------  ------------------  -----------------
                              2007     2006     2007 (b)   2006    2007 (b)  2006
                            -------  -------    --------  ------  ---------  -----
Accumulation and
   annuity units
   beginning of year        127,299       --          --     --          --    --
Accumulation units
   issued and transferred
   from other funding
   options                  283,039  139,711     870,666     --   4,793,089    --
Accumulation units
   redeemed and
   transferred to other
   funding options          (51,726) (12,412)   (184,526)    --    (561,341)   --
Annuity units                    --       --          --     --          --    --
                            -------  -------    --------    ---   ---------   ---
Accumulation and
   annuity units
   end of year              358,612  127,299     686,140     --   4,231,748    --
                            =======  =======    ========    ===   =========   ===

                                                   MIST PIONEER         MIST PIONEER
                               MIST PIONEER       MID-CAP VALUE       STRATEGIC INCOME
                              FUND SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                (CLASS A)            (CLASS A)            (CLASS A)
                             ----------------  -------------------  --------------------
                               2007     2006    2007 (a)    2006       2007       2006
                             -------  -------  ---------  --------  ---------  ---------
Accumulation and
   annuity units
   beginning of year         418,435       --    183,910        --  4,573,165         --
Accumulation units
   issued and transferred
   from other funding
   options                   176,029  501,755    116,354   194,201  1,399,186  4,934,595
Accumulation units
   redeemed and
   transferred to other
   funding options           (49,119) (83,320)  (300,264)  (10,291)  (828,813)  (361,430)
Annuity units                     --       --         --        --         --         --
                             -------  -------   --------   -------  ---------  ---------
Accumulation and
   annuity units
   end of year               545,345  418,435         --   183,910  5,143,538  4,573,165
                             =======  =======   ========   =======  =========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MIST THIRD AVENUE    MSF BLACKROCK AGGRESSIVE      MSF BLACKROCK
                                      SMALL CAP VALUE              GROWTH                BOND INCOME
                                        SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                         (CLASS B)                (CLASS D)              (CLASS A)
                                   ---------------------  ------------------------  --------------------
                                      2007        2006        2007         2006        2007      2006
                                   ----------  ---------   ----------   ----------  ---------  ---------
Accumulation and annuity units
   beginning of year                6,234,540         --   15,365,651           --  4,196,469         --
Accumulation units issued and
   transferred from other
   funding options                 11,849,092  6,777,485      434,697   18,288,370    346,085  4,657,549
Accumulation units redeemed and
   transferred to other funding
   options                         (3,506,578)  (542,945)  (2,472,821)  (2,922,719)  (870,217)  (461,080)
Annuity units                              --         --           --           --         --         --
                                   ----------  ---------   ----------   ----------  ---------  ---------
Accumulation and annuity units
   end of year                     14,577,054  6,234,540   13,327,527   15,365,651  3,672,337  4,196,469
                                   ==========  =========   ==========   ==========  =========  =========

                                                                                                MSF
                                      MSF FI LARGE CAP      MSF FI VALUE LEADERS   METLIFE AGGRESSIVE ALLOCATION
                                        SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                                         (CLASS A)                (CLASS D)                  (CLASS B)
                                   ----------------------  ----------------------  -----------------------------
                                      2007        2006        2007        2006          2007           2006
                                   ----------  ----------  ----------  ----------    ---------      ---------
Accumulation and annuity units
   beginning of year               27,324,100          --  17,467,298          --    1,025,423            --
Accumulation units issued and
   transferred from other funding
   options                            329,243  31,209,098     116,619  19,188,589      190,427      1,295,460
Accumulation units redeemed and
   transferred to other funding
   options                         (4,212,179) (3,884,998) (2,482,091) (1,721,291)     (72,633)      (270,037)
Annuity units                              --          --          --          --           --             --
                                   ----------  ----------  ----------  ----------    ---------      ---------
Accumulation and annuity units
   end of year                     23,441,164  27,324,100  15,101,826  17,467,298    1,143,217      1,025,423
                                   ==========  ==========  ==========  ==========    =========      =========

                                                                                          MSF CAPITAL GUARDIAN
                                   MSF BLACKROCK BOND INCOME  MSF BLACKROCK MONEY MARKET       U.S. EQUITY
                                           SUBACCOUNT                 SUBACCOUNT               SUBACCOUNT
                                           (CLASS E)                   (CLASS A)                (CLASS A)
                                   -------------------------  --------------------------  --------------------
                                       2007         2006          2007          2006         2007       2006
                                   -----------   -----------  ------------  -----------   ---------  ---------
Accumulation and annuity units
   beginning of year                15,500,754            --    17,554,542           --   4,806,282         --
Accumulation units issued and
   transferred from other
   funding options                     638,978    17,756,579   144,396,944   49,981,457   2,911,951  5,297,761
Accumulation units redeemed and
   transferred to other funding
   options                          (2,405,856)   (2,255,825) (125,637,416) (32,426,915)   (871,293)  (491,479)
Annuity units                               --            --            --           --          --         --
                                    ----------    ----------  ------------  -----------   ---------  ---------
Accumulation and annuity units
   end of year                      13,733,876    15,500,754    36,314,070   17,554,542   6,846,940  4,806,282
                                    ==========    ==========  ============  ===========   =========  =========

                                   MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE        MSF METLIFE
                                          ALLOCATION          TO MODERATE ALLOCATION     MODERATE ALLOCATION
                                          SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                          (CLASS B)                 (CLASS B)                 (CLASS B)
                                   ------------------------  -------------------------   --------------------
                                      2007          2006          2007          2006        2007       2006
                                   ----------    ---------     ---------     ---------   ---------  ---------
Accumulation and  annuity units
   beginning of year                1,184,847           --     1,496,255            --   4,206,488         --
Accumulation units issued and
   transferred from other funding
   options                            867,132    1,302,715     2,994,763     1,562,746   3,207,903  4,770,029
Accumulation units redeemed and
   transferred to other funding
   options                           (145,579)    (117,868)     (530,284)      (66,491)   (499,295)  (563,541)
Annuity units                              --           --            --            --          --         --
                                    ---------    ---------     ---------     ---------   ---------  ---------
Accumulation and annuity units
   end of year                      1,906,400    1,184,847     3,960,734     1,496,255   6,915,096  4,206,488
                                    =========    =========     =========     =========   =========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MSF METLIFE MODERATE                                       MSF
                                   TO AGGRESSIVE ALLOCATION   MSF MFS TOTAL RETURN   MORGAN STANLEY EAFE INDEX
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)                (CLASS F)                 (CLASS A)
                                   ------------------------  ----------------------  -------------------------
                                       2007         2006        2007        2006         2007         2006
                                     ---------    ---------  ----------  ----------   ---------      ------
Accumulation and annuity units
   beginning of year                 3,708,235           --  56,040,560          --      73,275          --
Accumulation units issued and
   transferred from other
   funding options                   3,269,358    4,133,627   1,460,557  60,619,676   1,112,022      73,308
Accumulation units redeemed and
   transferred to other funding
   options                            (341,051)    (425,392) (7,826,251) (4,678,871)    (63,863)        (33)
Annuity units                               --           --     (20,207)     99,755          --          --
                                     ---------    ---------  ----------  ----------   ---------      ------
Accumulation and annuity units
   end of year                       6,636,542    3,708,235  49,654,659  56,040,560   1,121,434      73,275
                                     =========    =========  ==========  ==========   =========      ======

                                   MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                          HIGH YIELD BOND               U.S. GOVERNMENT         PIMCO VIT REAL RETURN
                                            SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                             (CLASS A)                     (CLASS A)           (ADMINISTRATIVE CLASS)
                                   ----------------------------  ----------------------------  ----------------------
                                     2007 (a)         2006            2007           2006       2007 (a)      2006
                                     --------       --------        -------        -------     ----------  ----------
Accumulation and annuity units
   beginning of year                  154,708             --         52,065             --      6,380,426   6,401,192
Accumulation units  issued and
   transferred  from other
   funding options                     46,170        357,827        289,010        124,433        222,095   1,464,434
Accumulation units redeemed and
   transferred to other funding
   options                           (200,878)      (203,119)       (29,316)       (72,368)    (6,602,521) (1,485,200)
Annuity units                              --             --             --             --             --          --
                                     --------       --------        -------        -------     ----------  ----------
Accumulation and annuity units
   end of year                             --        154,708        311,759         52,065             --   6,380,426
                                     ========       ========        =======        =======     ==========  ==========

                                                                                             MSF T. ROWE PRICE
                                   MSF OPPENHEIMER GLOBAL EQUITY  MSF RUSSELL 2000 INDEX     LARGE CAP GROWTH
                                             SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                              (CLASS B)                 (CLASS A)               (CLASS B)
                                   -----------------------------  ----------------------  ----------------------
                                          2007        2006           2007 (b)      2006      2007        2006
                                   --------------  -------------  -------------  -------  ----------  ----------
Accumulation and annuity units
   beginning of year                   6,642,911          --                 --    --     20,169,196          --
Accumulation units issued and
   transferred from other
   funding options                     1,047,418   7,374,402          4,066,808    --        490,012  23,184,076
Accumulation units redeemed and
   transferred to other funding
   options                            (1,100,683)   (731,491)        (1,212,736)   --     (3,225,829) (3,014,880)
Annuity units                                 --          --                 --    --             --          --
                                      ----------   ---------         ----------   ---     ----------  ----------
Accumulation and annuity units
   end of year                         6,589,646   6,642,911          2,854,072    --     17,433,379  20,169,196
                                      ==========   =========         ==========   ===     ==========  ==========

                                   PIMCO VIT TOTAL RETURN  PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY
                                         SUBACCOUNT                SUBACCOUNT                   SUBACCOUNT
                                   (ADMINISTRATIVE CLASS)          (CLASS IB)                   (CLASS IB)
                                   ----------------------  --------------------------  ------------------------------
                                      2007        2006           2007      2006             2007 (a)      2006
                                   ----------  ----------       -------  -------           ----------  ---------
Accumulation and annuity units
   beginning of year               41,512,462  43,916,918       435,755  408,357            4,354,394  3,917,056
Accumulation units issued and
   transferred from other
   funding options                  3,403,537   4,333,356       239,344   45,733               77,035  1,157,070
Accumulation units redeemed and
   transferred to other funding
   options                         (6,524,436) (6,737,812)      (76,557) (18,335)          (4,431,429)  (719,732)
Annuity units                              --          --            --       --                   --         --
                                   ----------  ----------       -------  -------           ----------  ---------
Accumulation and annuity units
   end of year                     38,391,563  41,512,462       598,542  435,755                   --  4,354,394
                                   ==========  ==========       =======  =======           ==========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   PUTNAM VT SMALL CAP VALUE  VAN KAMPEN LIT COMSTOCK   VAN KAMPEN LIT ENTERPRISE
                                           SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                           (CLASS IB)                (CLASS II)                 (CLASS II)
                                   -------------------------  -----------------------   -------------------------
                                     2007 (a)       2006          2007        2006          2007         2006
                                    ----------   ----------    ---------   ---------      -------      --------
Accumulation and annuity units
   beginning of year                 6,232,391    7,054,453    3,156,259   3,715,783      359,761       520,892
Accumulation units issued and
   transferred from other
   funding options                     362,149      630,959       97,588     153,696       27,825         2,273
Accumulation units redeemed and
   transferred to other funding
   options                          (6,594,540)  (1,453,021)    (558,598)   (713,220)     (36,172)     (163,404)
Annuity units                               --           --           --          --           --            --
                                    ----------   ----------     --------    --------      -------      --------
Accumulation and annuity units
   end of year                              --    6,232,391    2,695,249   3,156,259      351,414       359,761
                                    ==========   ==========    =========   =========      =======      ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

                                   VAN KAMPEN LIT STRATEGIC GROWTH
                                              SUBACCOUNT
                                              (CLASS I)
                                   -------------------------------
                                           2007       2006
                                        ----------  ----------
Accumulation and annuity units
   beginning of year                    17,725,881  20,658,714
Accumulation units issued and
   transferred from other
   funding options                         206,360     248,670
Accumulation units redeemed and
   transferred to other funding
   options                              (2,732,041) (3,181,503)
Annuity units                                   --          --
                                        ----------  ----------
Accumulation and annuity units
   end of year                          15,200,200  17,725,881
                                        ==========  ==========

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and October 29, 2008, as to Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In October 2008, the Company received advances totaling $300 million from the Federal Home Loan Bank of Boston, which will be included in debt.

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                                  VINTAGE XTRA

                            VINTAGE XTRA (SERIES II)

                            PORTFOLIO ARCHITECT XTRA

                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


MLAC-Book-05-09-86                                       December 8, 2008